UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                            811-09491

Allianz Variable Insurance Products Trust
 (Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN                              55416-1297
(Address of principal executive offices)                                 (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219-8000
(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-624-0197

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

AZL DFA International Core Equity Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AZL DFA International Core Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL DFA International Core Equity Fund	$106	1.04%

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL DFA International Core Equity Fund (the “Fund”) returned 3.03%. That performance compared to total returns of 4.35% for the MSCI EAFE Index (gross of withholding taxes) and 5.26% for the MSCI World ex-USA Index (gross of withholding taxes), the Fund’s primary benchmarks.

In U.S. dollar terms, developed market equities outside the United States performed positively but trailed both U.S. equities and emerging market equities.

Overall, currency movements had a negative impact on the Fund’s U.S. dollar denominated returns. A few developed market currencies, such as the Hong Kong dollar, appreciated relative to the U.S. dollar, improving returns as measured in U.S. dollars. However, most currencies, including the New Zealand dollar and Norwegian krone, depreciated relative to the U.S. dollar, detracting from returns as measured in U.S. dollars.

Within the developed ex-U.S. equity universe, mid-cap stocks outperformed small-cap stocks, and large-cap stocks outperformed both mid-cap and small-cap stocks. Across all market cap sizes, value stocks outperformed growth stocks, and lower-profitability stocks outperformed higher-profitability stocks.

The Fund underperformed its primary benchmarks for the year ended December 31, 2024.

The following factors detracted from the Fund’s relative performance:

• The Fund’s emphasis on small-cap stocks, which underperformed mid- and large-cap stocks.

• The Fund’s emphasis on high-profitability stocks, which underperformed lower-profitability stocks during the period.

Growth of a $10,000 initial investment

	AZL DFA International Core Equity Fund	MSCI World Ex-USA Index (net of withholding taxes)	MSCI World Ex-USA Index (gross of withholding taxes)	MSCI EAFE Index (net of withholding taxes)	MSCI EAFE Index (gross of withholding taxes)
Apr 15	$10,000	$10,000	$10,000	10,000.0000000943	9,999.99999985874
Dec 15	$9,030	$8,893	$8,917	9,029.67897798998	9,052.39437886045
Dec 16	$9,317	$9,137	$9,211	9,119.98923016773	9,189.27279602976
Dec 17	$11,747	$11,349	$11,496	11,403.118414985	11,543.2239789604
Dec 18	$9,673	$9,750	$9,928	9,830.59816060561	10,001.3338762027
Dec 19	$11,678	$11,943	$12,228	11,994.7534045104	12,267.178269562
Dec 20	$12,525	$12,849	$13,217	12,932.2411341046	13,282.7973939288
Dec 21	$14,159	$14,471	$14,958	14,388.8538826351	14,846.8525482745
Dec 22	$12,249	$12,403	$12,890	12,309.4182562494	12,766.3176355096
Dec 23	$14,200	$14,628	$15,287	14,554.3852827448	15,173.0988357657
Dec 24	$14,631	$15,316	$16,091	15,110.831060138	15,832.7858289011

Average Annual Total Returns

	1 Year	5 Years	Since Inception 4/27/15
AZL DFA International Core Equity Fund	3.03%	4.61%	4.01%
MSCI World Ex-USA Index (net of withholding taxes)	4.70%	5.10%	4.50%
MSCI World Ex-USA Index (gross of withholding taxes)	5.26%	5.64%	5.03%
MSCI EAFE Index (net of withholding taxes)	3.82%	4.73%	4.35%
MSCI EAFE Index (gross of withholding taxes)	4.35%	5.24%	4.86%

Fund Statistics

Net Assets	$318,145,773
Number of Portfolio Holdings	3,791
Total Advisory Fees Paid	$2,031,789
Portfolio Turnover Rate	21%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	19.5%
Industrials	18.3%
Consumer Discretionary	13.0%
Materials	9.3%
Health Care	7.8%
Consumer Staples	7.3%
Energy	7.2%
Information Technology	7.0%
Communication Services	4.4%
Utilities	3.1%
Real Estate	2.1%
Money Market Funds	1.0%
Warrants	0.0%

AZL DFA International Core Equity Fund

Annual Shareholder Report - December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information) is available:

 On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821322 02/25

AZL DFA U.S. Core Equity Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AZL DFA U.S. Core Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL DFA U.S. Core Equity Fund	$86	0.78%

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL DFA U.S. Core Equity Fund (the “Fund”) returned 20.24%. That performance compared to a total return of 23.81% for the Russell 3000 Index, the Fund’s primary benchmark.

Equity markets rose throughout the period alongside continued signs of easing core inflation, which suggested the Federal Reserve’s (Fed’s) previous regime of interest rate hikes was working as intended. Markets rose higher in the latter half of the year as the Fed reduced rates by a total of 100 basis points through reductions in September, November, and December.

The U.S. equity market experienced positive performance during the period and outperformed both developed ex-U.S. and emerging markets. Mid-cap stocks outperformed small-cap stocks, and large-cap stocks outperformed both mid-cap and small-cap stocks. Growth stocks outperformed value stocks. Stocks with higher profitability outperformed stocks with lower profitability.

The Fund underperformed its primary benchmark for the year ended December 31, 2024.

The following factors detracted from the Fund’s relative performance:

• The Fund’s emphasis on value stocks, which underperformed growth stocks during the period.

• The Fund’s emphasis on small-cap stocks, which underperformed mid-cap and large-cap stocks during the period.

Growth of a $10,000 initial investment

	AZL DFA U.S. Core Equity Fund	Russell 3000 Index
Apr 15	$10,000	$10,000
Dec 15	$9,490	$9,652
Dec 16	$10,842	$10,881
Dec 17	$13,060	$13,181
Dec 18	$12,077	$12,490
Dec 19	$15,623	$16,364
Dec 20	$18,388	$19,782
Dec 21	$23,410	$24,858
Dec 22	$19,810	$20,084
Dec 23	$23,858	$25,297
Dec 24	$28,687	$31,319

Average Annual Total Returns

	1 Year	5 Years	Since Inception 4/27/15
AZL DFA U.S. Core Equity Fund	20.24%	12.92%	11.49%
Russell 3000 Index	23.81%	13.86%	12.51%

Fund Statistics

Net Assets	$807,478,042
Number of Portfolio Holdings	2,092
Total Advisory Fees Paid	$3,973,111
Portfolio Turnover Rate	15%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	26.2%
Financials	15.3%
Industrials	11.9%
Consumer Discretionary	11.4%
Health Care	9.7%
Communication Services	8.3%
Consumer Staples	5.8%
Energy	4.7%
Materials	3.4%
Utilities	2.4%
Money Market Funds	0.5%
Real Estate	0.4%
Rights	0.0%

AZL DFA U.S. Core Equity Fund

Annual Shareholder Report - December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information) is available:

 On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821298 02/25

AZL Enhanced Bond Index Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AZL Enhanced Bond Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Enhanced Bond Index Fund	$65	0.65%

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL Enhanced Bond Index Fund (the “Fund”) returned 1.19%. That compared to a 1.25% return for its benchmark, the Bloomberg U.S. Aggregate Bond Index.

The year under review began with signs of robust economic resilience and a gradual easing of core inflation, even as stickier-than-expected prices introduced some uncertainty to the Federal Reserve’s (the Fed’s) path forward on rate cuts.

While risk assets generally performed well during the second quarter, macroeconomic data and shifting communications from the Fed generated yield curve fluctuations. Higher-than-expected inflation readings and changing rate expectations led to an increase in uncertainty among market participants.

Markets spent much of the third quarter anticipating whether the Fed would cut rates for the first time in four years at its September meeting. The Fed ultimately decided on a bold 50 basis point rate cut, which markets largely embraced with optimism, despite signs of a softening labor market.

The U.S. election dominated the fourth quarter, along with uncertainty around the Fed’s path forward on interest rates. Yields surged in the initial aftermath of the election but quickly settled back down. The Fed opted to cut interest rates in November and December, bringing the Federal Funds Rate down to a range of 4.25% to 4.50%.

The Fund underperformed its benchmark for the year ended December 31, 2024.

The following factors detracted from the Fund’s relative performance:

• Changes in the Fund’s duration positioning before and after the U.S. election detracted on a relative basis.

• Fees incurred by the Fund during the period.

The following factors contributed to the Fund’s performance on a relative basis:

• The Fund’s positioning and selection within agency debt and agency mortgages.

• Security selection within investment-grade credit.

• Selection of off-benchmark emerging markets debt.

• The Fund’s allocation to securitized assets.

The Fund held derivatives in the form of foreign currency forward contracts to hedge the Fund’s currency exposure to non-dollar bonds. The Fund also held Treasury futures to seek to manage duration and yield curve exposures. These derivative positions benefited the portfolio by giving managers the ability to more precisely manage duration and yield curve risk, and to hedge currency risk from non-dollar bonds.

Growth of a $10,000 initial investment

	AZL Enhanced Bond Index Fund	Bloomberg U.S. Aggregate Bond Index
Dec 14	$10,000	$10,000
Dec 15	$10,023	$10,055
Dec 16	$10,252	$10,321
Dec 17	$10,560	$10,687
Dec 18	$10,499	$10,688
Dec 19	$11,378	$11,620
Dec 20	$12,235	$12,492
Dec 21	$11,998	$12,299
Dec 22	$10,356	$10,699
Dec 23	$10,914	$11,291
Dec 24	$11,044	$11,432

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Enhanced Bond Index Fund	1.19%	-0.59%	1.00%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Fund Statistics

Net Assets	$2,821,135,514
Number of Portfolio Holdings	1,618
Total Advisory Fees Paid	$10,296,186
Portfolio Turnover Rate	110%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
U.S. Treasury Obligations	30.0%
U.S. Government Agency Mortgages	28.6%
Corporate Bonds	23.2%
Asset Backed Securities	4.6%
Money Market Funds	4.2%
Collateralized Mortgage Backed Securities	3.7%
Yankee Debt Obligations	2.6%
Collateralized Mortgage Obligations	2.6%
Municipal Bond	0.5%
Foreign Bond	0.0%

AZL Enhanced Bond Index Fund

Annual Shareholder Report - December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information) is available:

 On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821470 02/25

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

 Class 1

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1	$49	0.46%

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (Class 1) (the “Fund”) returned 11.56%. That compared to 25.02%, 1.25% and 10.38% total returns for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Income and Growth Composite Index (a blended index comprised of (40%) S&P 500 Index and (60%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. stocks generated strong returns for a second consecutive year, driven by resilient economic data. A series of interest rate cuts, stabilizing inflation, and consistently strong results from large-cap technology companies developing AI-related applications boosted investor sentiment throughout the period. Nine of 11 sectors posted positive contributions to returns, with the technology, communication services, and financials sectors leading the way. Despite rising Treasury yields, most fixed income asset classes provided positive returns for 2024 due to tightening credit spreads and income from higher coupon payments. In its first shift toward easing since 2020, the Federal Reserve cut its federal funds target rate three times during the year. In this environment, most fixed income categories ended the year with yields close to their historical averages and credit spreads toward the lowest end of their historical ranges. The Fund outperformed its composite benchmark, the Income and Growth Composite Index, for the year ended December 31, 2024. During this period, the Fund's equity component outperformed its equity benchmark, the S&P 500 Index.

Within equities, the following factors contributed to the Fund’s performance on a relative basis:

• Stock selection based on quality measures, especially those focused on profitability.

• Stock selection within consumer staples and information technology.

• The Fund’s above-benchmark exposure to the outperforming communication services sector.

• The Fund’s below-benchmark exposure to the underperforming real estate sector.

The Fund’s fixed income component outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the year ended December 31, 2024.

Within fixed income, the following factors contributed to the Fund’s performance on a relative basis:

• The Fund’s holdings of high-yield corporate bonds, which offered compelling yields throughout the period.

• Security selection in the industrials sector.

• Security selection in high-quality, short-duration asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

The Fund held futures to equitize its cash positions during the period. Exposure to this form of derivative did not materially impact the Fund's performance.

Growth of a $10,000 initial investment

	AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Income and Growth Composite Index
Jun 21	$10,000	$10,000	$10,000	10,000.000000002
Dec 21	$10,603	$11,522	$10,006	10,559.6135721039
Dec 22	$9,076	$9,435	$8,704	8,987.19761231718
Dec 23	$10,369	$11,915	$9,185	10,205.780710024
Dec 24	$11,567	$14,896	$9,300	11,264.9230285916

Average Annual Total Returns

	1 Year	Since Inception 6/21/21
AZL Fidelity Institutional Asset Management Multi-Strategy Fund — Class 1	11.56%	4.20%
S&P 500 Index	25.02%	11.93%
Bloomberg U.S. Aggregate Bond Index	1.25%	-2.03%
Income and Growth Composite Index	10.38%	3.42%

Fund Statistics

Net Assets	$1,444,249,161
Number of Portfolio Holdings	1,667
Total Advisory Fees Paid	$6,227,948
Portfolio Turnover Rate	62%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Composition

Type of Security	Percent of Total Investments
Common Stocks	40.6%
U.S. Treasury Obligations	21.3%
Corporate Bonds	14.9%
U.S. Government Agency Mortgages	10.7%
Yankee Debt Obligations	4.0%
Collateralized Mortgage Obligations	3.3%
Collateralized Mortgage Backed Securities	2.6%
Money Market Funds	1.6%
Asset Backed Securities	0.8%
Bank Loans	0.2%
Convertible Bonds	0.0%
Warrants	0.0%

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Class 1

Annual Shareholder Report - December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information) is available:

 On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821173 02/25

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

 Class 2

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2	$75	0.71%

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (Class 2) (the “Fund”) returned 11.35%. That compared to 25.02%, 1.25% and 10.38% total returns for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Income and Growth Composite Index (a blended index comprised of (40%) S&P 500 Index and (60%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. stocks generated strong returns for a second consecutive year, driven by resilient economic data. A series of interest rate cuts, stabilizing inflation, and consistently strong results from large-cap technology companies developing AI-related applications boosted investor sentiment throughout the period. Nine of 11 sectors posted positive contributions to returns, with the technology, communication services, and financials sectors leading the way. Despite rising Treasury yields, most fixed income asset classes provided positive returns for 2024 due to tightening credit spreads and income from higher coupon payments. In its first shift toward easing since 2020, the Federal Reserve cut its federal funds target rate three times during the year. In this environment, most fixed income categories ended the year with yields close to their historical averages and credit spreads toward the lowest end of their historical ranges. The Fund outperformed its composite benchmark, the Income and Growth Composite Index, for the year ended December 31, 2024. During this period, the Fund's equity component outperformed its equity benchmark, the S&P 500 Index.

Within equities, the following factors contributed to the Fund’s performance on a relative basis:

• Stock selection based on quality measures, especially those focused on profitability.

• Stock selection within consumer staples and information technology.

• The Fund’s above-benchmark exposure to the outperforming communication services sector.

• The Fund’s below-benchmark exposure to the underperforming real estate sector.

The Fund’s fixed income component outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the year ended December 31, 2024.

Within fixed income, the following factors contributed to the Fund’s performance on a relative basis:

• The Fund’s holdings of high-yield corporate bonds, which offered compelling yields throughout the period.

• Security selection in the industrials sector.

• Security selection in high-quality, short-duration asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

The Fund held futures to equitize its cash positions during the period. Exposure to this form of derivative did not materially impact the Fund's performance.

Growth of a $10,000 initial investment

	AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Income and Growth Composite Index
Dec 14	$10,000	$10,000	$10,000	10,000.0000000031
Dec 15	$9,454	$10,138	$10,055	10,102.5804396336
Dec 16	$10,070	$11,351	$10,321	10,744.8231921027
Dec 17	$11,189	$13,829	$10,687	11,884.0395030301
Dec 18	$10,963	$13,223	$10,688	11,719.6559413862
Dec 19	$12,857	$17,386	$11,620	13,776.3618986981
Dec 20	$14,589	$20,585	$12,492	15,587.1296591319
Dec 21	$16,289	$26,494	$12,299	17,132.2077094669
Dec 22	$13,917	$21,696	$10,699	14,581.0767760478
Dec 23	$15,847	$27,399	$11,291	16,558.1395348888
Dec 24	$17,646	$34,254	$11,432	18,276.5211850964

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Fidelity Institutional Asset Management Multi-Strategy Fund — Class 2	11.35%	6.54%	5.84%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Income and Growth Composite Index	10.38%	5.82%	6.22%

Fund Statistics

Net Assets	$1,444,249,161
Number of Portfolio Holdings	1,667
Total Advisory Fees Paid	$6,227,948
Portfolio Turnover Rate	62%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Composition

Type of Security	Percent of Total Investments
Common Stocks	40.6%
U.S. Treasury Obligations	21.3%
Corporate Bonds	14.9%
U.S. Government Agency Mortgages	10.7%
Yankee Debt Obligations	4.0%
Collateralized Mortgage Obligations	3.3%
Collateralized Mortgage Backed Securities	2.6%
Money Market Funds	1.6%
Asset Backed Securities	0.8%
Bank Loans	0.2%
Convertible Bonds	0.0%
Warrants	0.0%

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Class 2

Annual Shareholder Report - December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information) is available:

 On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821413 02/25

AZL Fidelity Institutional Asset Management Total Bond Fund

 Class 1

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Total Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 1	$65	0.64%

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL Fidelity Institutional Asset Management Total Bond Fund (Class 1) (the “Fund”) returned 2.07%. That compared to a 1.25% total return for its benchmark, the Bloomberg U.S. Aggregate Bond Index.

In its first shift toward easing since 2020, the Federal Reserve cut its federal funds target rate three times during the year - a 50 basis point cut in September, followed by 25 basis point cuts at each of its November and December meetings. Despite rising Treasury yields, most fixed income asset classes provided positive returns for 2024 due to tightening credit spreads and income from higher coupon payments.

In this environment, most fixed income categories ended the year with yields close to their historical averages and credit spreads near the lowest end of their historical ranges. Overall, fixed-income yields suggest valuations are better than they have been for the past decade and are roughly in line with long-term averages.

The Fund outperformed its benchmark for the year ended December 31, 2024.

The following factors contributed to the Fund’s relative performance:

• The Fund’s allocation to high-yield corporate bonds, as defaults remained low and yields proved compelling despite historically tight spreads.

• Holdings of emerging markets debt tied to a government-related energy firm.

• Security selection within the industrials sector, particularly a large above-benchmark exposure to BBB-rated bonds.

• Security selection in high-quality, short-duration asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

The following factors detracted from the Fund’s performance on a relative basis:

• An underweight allocation to investment-grade corporate bonds in the industrials and utilities sectors as spreads tightened.

Growth of a $10,000 initial investment

	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 1	Bloomberg U.S. Aggregate Bond Index
Oct 16	$10,000	$10,000
Dec 16	$9,770	$9,785
Dec 17	$10,214	$10,132
Dec 18	$10,112	$10,133
Dec 19	$11,181	$11,016
Dec 20	$12,201	$11,843
Dec 21	$12,273	$11,660
Dec 22	$10,653	$10,143
Dec 23	$11,391	$10,704
Dec 24	$11,626	$10,838

Average Annual Total Returns

	1 Year	5 Years	Since Inception 10/28/16
AZL Fidelity Institutional Asset Management Total Bond Fund — Class 1	2.07%	0.78%	1.86%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	0.99%

Fund Statistics

Net Assets	$141,060,209
Number of Portfolio Holdings	1,050
Total Advisory Fees Paid	$738,219
Portfolio Turnover Rate	26%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Composition

Type of Security	Percent of Total Investments
U.S. Treasury Obligations	33.6%
Corporate Bonds	25.1%
U.S. Government Agency Mortgages	18.0%
Collateralized Mortgage Obligations	6.5%
Yankee Debt Obligations	6.2%
Collateralized Mortgage Backed Securities	4.5%
Money Market Funds	2.6%
Asset Backed Securities	2.4%
Bank Loans	0.6%
Common Stocks	0.4%
Convertible Bonds	0.1%
Warrant	0.0%

AZL Fidelity Institutional Asset Management Total Bond Fund

Class 1

Annual Shareholder Report - December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information) is available:

 On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821199 02/25

AZL Fidelity Institutional Asset Management Total Bond Fund

 Class 2

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Total Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	$90	0.89%

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL Fidelity Institutional Asset Management Total Bond Fund (Class 2) (the “Fund”) returned 1.75%. That compared to a 1.25% total return for its benchmark, the Bloomberg U.S. Aggregate Bond Index.

In its first shift toward easing since 2020, the Federal Reserve cut its federal funds target rate three times during the year - a 50 basis point cut in September, followed by 25 basis point cuts at each of its November and December meetings. Despite rising Treasury yields, most fixed income asset classes provided positive returns for 2024 due to tightening credit spreads and income from higher coupon payments.

In this environment, most fixed income categories ended the year with yields close to their historical averages and credit spreads near the lowest end of their historical ranges. Overall, fixed-income yields suggest valuations are better than they have been for the past decade and are roughly in line with long-term averages.

The Fund outperformed its benchmark for the year ended December 31, 2024.

The following factors contributed to the Fund’s relative performance:

• The Fund’s allocation to high-yield corporate bonds, as defaults remained low and yields proved compelling despite historically tight spreads.

• Holdings of emerging markets debt tied to a government-related energy firm.

• Security selection within the industrials sector, particularly a large above-benchmark exposure to BBB-rated bonds.

• Security selection in high-quality, short-duration asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

The following factors detracted from the Fund’s performance on a relative basis:

• An underweight allocation to investment-grade corporate bonds in the industrials and utilities sectors as spreads tightened.

Growth of a $10,000 initial investment

	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	Bloomberg U.S. Aggregate Bond Index
Dec 14	$10,000	$10,000
Dec 15	$9,911	$10,055
Dec 16	$10,456	$10,321
Dec 17	$10,903	$10,687
Dec 18	$10,767	$10,688
Dec 19	$11,873	$11,620
Dec 20	$12,923	$12,492
Dec 21	$12,964	$12,299
Dec 22	$11,231	$10,699
Dec 23	$11,981	$11,291
Dec 24	$12,190	$11,432

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Fidelity Institutional Asset Management Total Bond Fund — Class 2	1.75%	0.53%	2.00%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Fund Statistics

Net Assets	$141,060,209
Number of Portfolio Holdings	1,050
Total Advisory Fees Paid	$738,219
Portfolio Turnover Rate	26%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Composition

Type of Security	Percent of Total Investments
U.S. Treasury Obligations	33.6%
Corporate Bonds	25.1%
U.S. Government Agency Mortgages	18.0%
Collateralized Mortgage Obligations	6.5%
Yankee Debt Obligations	6.2%
Collateralized Mortgage Backed Securities	4.5%
Money Market Funds	2.6%
Asset Backed Securities	2.4%
Bank Loans	0.6%
Common Stocks	0.4%
Convertible Bonds	0.1%
Warrant	0.0%

AZL Fidelity Institutional Asset Management Total Bond Fund

Class 2

Annual Shareholder Report - December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information) is available:

 On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

01882V102 02/25

AZL Government Money Market Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AZL Government Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Government Money Market Fund	$89	0.87%

Fund Performance

Growth of a $10,000 initial investment

	AZL Government Money Market Fund	Three-Month U.S. Treasury Bill Index
Dec 14	$10,000	$10,000
Dec 15	$10,001	$10,005
Dec 16	$10,001	$10,037
Dec 17	$10,006	$10,130
Dec 18	$10,108	$10,327
Dec 19	$10,248	$10,540
Dec 20	$10,269	$10,578
Dec 21	$10,270	$10,583
Dec 22	$10,348	$10,795
Dec 23	$10,790	$11,343
Dec 24	$11,268	$11,906

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Government Money Market Fund	4.42%	1.91%	1.20%
Three-Month U.S. Treasury Bill Index	4.97%	2.47%	1.76%

Fund Statistics

Net Assets	$511,802,333
Number of Portfolio Holdings	88
Total Advisory Fees Paid	$1,547,240

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Composition

Type of Security	Percent of Total Investments
Repurchase Agreement	46.7%
U.S. Treasury Obligations	39.9%
U.S. Government Agency Mortgages	13.4%

AZL Government Money Market Fund

Annual Shareholder Report - December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information) is available:

 On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821868 02/25

AZL International Index Fund

 Class 1

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AZL International Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL International Index Fund, Class 1	$47	0.46%

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL International Index Fund (Class 1) (the “Fund”) returned 3.14%. That compared to a 3.82% return for its benchmark, the MSCI EAFE Index (net of withholding taxes).

Non-U.S. developed market equities generally lagged their U.S. peers during 2024. Japan's equity markets performed strongly, with the Nikkei 225 Index reaching all-time highs in the first half of the year due to corporate governance reforms, monetary policy normalization, and increased foreign investment. The Bank of Japan raised interest rates in April and July, triggering a global market sell-off and weakening the yen, which hit a 38-year low against the U.S. dollar in May. Increased tourism benefited Japan in the third quarter, but the weak yen made imports more expensive, leading to a sharp decline in the Nikkei 225 Index. The Nikkei 225 Index briefly rose above 40,000 in December before declining on concerns around tariff policies proposed by the incoming U.S. administration.

European equities underperformed compared to U.S. equities. Equity markets in the U.K. lagged on mixed economic expectations and the fact that the country’s economy was in a technical recession, although Keir Starmer's election as Prime Minister generated cautious optimism. Although the European Central Bank cut interest rates by 25 basis points in each of its June, September, October, and December meetings, European equities finished the fourth quarter in negative territory due to uncertainty about the incoming U.S. administration’s economic policies.

The Fund underperformed its benchmark for the year ended December 31, 2024.

The following factors detracted from the Fund’s relative performance:

• Fair value adjustments of the Fund's portfolio securities

• Expenses incurred by the Fund

During the period, the Fund used exchange traded equity index futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Growth of a $10,000 initial investment

	AZL International Index Fund, Class 1	MSCI EAFE Index (net of withholding taxes)	MSCI EAFE Index (gross of withholding taxes)
Oct 16	$10,000	$10,000	9,999.99999989029
Dec 16	$10,070	$10,147	10,150.7772417577
Dec 17	$12,600	$12,688	12,751.0302352507
Dec 18	$10,861	$10,938	11,047.8069974852
Dec 19	$13,214	$13,346	13,550.7342923865
Dec 20	$14,227	$14,389	14,672.6210534771
Dec 21	$15,764	$16,010	16,400.3285465494
Dec 22	$13,517	$13,696	14,102.1002849724
Dec 23	$15,889	$16,194	16,760.711077766
Dec 24	$16,388	$16,813	17,489.4233344634

Average Annual Total Returns

	1 Year	5 Years	Since Inception 10/17/16
AZL International Index Fund — Class 1	3.14%	4.40%	6.20%
MSCI EAFE Index (net of withholding taxes)	3.82%	4.73%	6.53%
MSCI EAFE Index (gross of withholding taxes)	4.35%	5.24%	7.04%

Fund Statistics

Net Assets	$1,192,620,520
Number of Portfolio Holdings	762
Total Advisory Fees Paid	$4,424,602
Portfolio Turnover Rate	8%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	21.8%
Industrials	17.6%
Health Care	12.5%
Consumer Discretionary	11.2%
Information Technology	8.7%
Consumer Staples	8.3%
Materials	6.1%
Communication Services	4.8%
Energy	3.5%
Utilities	3.2%
Real Estate	2.0%
Money Market Funds	0.3%

AZL International Index Fund

Class 1

Annual Shareholder Report - December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information) is available:

 On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821231 02/25

AZL International Index Fund

 Class 2

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AZL International Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL International Index Fund, Class 2	$72	0.71%

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL International Index Fund (Class 2) (the “Fund”) returned 2.89%. That compared to a 3.82% return for its benchmark, the MSCI EAFE Index (net of withholding taxes).

Non-U.S. developed market equities generally lagged their U.S. peers during 2024. Japan's equity markets performed strongly, with the Nikkei 225 Index reaching all-time highs in the first half of the year due to corporate governance reforms, monetary policy normalization, and increased foreign investment. The Bank of Japan raised interest rates in April and July, triggering a global market sell-off and weakening the yen, which hit a 38-year low against the U.S. dollar in May. Increased tourism benefited Japan in the third quarter, but the weak yen made imports more expensive, leading to a sharp decline in the Nikkei 225 Index. The Nikkei 225 Index briefly rose above 40,000 in December before declining on concerns around tariff policies proposed by the incoming U.S. administration.

European equities underperformed compared to U.S. equities. Equity markets in the U.K. lagged on mixed economic expectations and the fact that the country’s economy was in a technical recession, although Keir Starmer's election as Prime Minister generated cautious optimism. Although the European Central Bank cut interest rates by 25 basis points in each of its June, September, October, and December meetings, European equities finished the fourth quarter in negative territory due to uncertainty about the incoming U.S. administration’s economic policies.

The Fund underperformed its benchmark for the year ended December 31, 2024.

The following factors detracted from the Fund’s relative performance:

• Fair value adjustments of the Fund's portfolio securities

• Expenses incurred by the Fund

During the period, the Fund used exchange traded equity index futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Growth of a $10,000 initial investment

	AZL International Index Fund, Class 2	MSCI EAFE Index (net of withholding taxes)	MSCI EAFE Index (gross of withholding taxes)
Dec 14	$10,000	$10,000	9,999.99999969196
Dec 15	$9,861	$9,919	9,960.69956921528
Dec 16	$9,898	$10,018	10,111.3121843834
Dec 17	$12,349	$12,526	12,701.4556925501
Dec 18	$10,615	$10,798	11,004.8543913319
Dec 19	$12,891	$13,176	13,498.0505920573
Dec 20	$13,846	$14,205	14,615.5755861286
Dec 21	$15,306	$15,805	16,336.565950678
Dec 22	$13,083	$13,521	14,047.2729369192
Dec 23	$15,351	$15,987	16,695.5473559579
Dec 24	$15,796	$16,598	17,421.4264630023

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL International Index Fund — Class 2	2.89%	4.15%	4.68%
MSCI EAFE Index (net of withholding taxes)	3.82%	4.73%	5.20%
MSCI EAFE Index (gross of withholding taxes)	4.35%	5.24%	5.71%

Fund Statistics

Net Assets	$1,192,620,520
Number of Portfolio Holdings	762
Total Advisory Fees Paid	$4,424,602
Portfolio Turnover Rate	8%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	21.8%
Industrials	17.6%
Health Care	12.5%
Consumer Discretionary	11.2%
Information Technology	8.7%
Consumer Staples	8.3%
Materials	6.1%
Communication Services	4.8%
Energy	3.5%
Utilities	3.2%
Real Estate	2.0%
Money Market Funds	0.3%

AZL International Index Fund

Class 2

Annual Shareholder Report - December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information) is available:

 On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821462 02/25

AZL Mid Cap Index Fund

 Class 1

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AZL Mid Cap Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Mid Cap Index Fund, Class 1	$35	0.33%

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL Mid Cap Index Fund (Class 1) (the “Fund”) returned 13.69%. That compared to a 13.93% return for its benchmark, the S&P MidCap 400 Index.

U.S. equity markets experienced significant growth in 2024, driven by investor optimism in AI-related companies and strong earnings reports. The S&P MidCap 400 Index reached all-time highs in 2024 despite concerns over an equity valuation bubble. The Federal Reserve (the Fed) opted to keep rates unchanged as inflation rose in February and labor market data remained strong, dampening expectations for near-term rate cuts.

Mid-cap equities flatlined in the second quarter. The consumer price index (CPI) increased in April but remained flat in May, while the unemployment rate rose slightly. The Fed once again kept rates unchanged, which produced a rally in large-cap stocks, although mid- and small-cap equities lagged due to reduced expectations around rate cuts.

The third quarter saw a mix of optimism and caution. Weaker CPI in July improved investor sentiment, but a weak August jobs report raised concerns about an economic slowdown. Although market volatility increased due to geopolitical risks and developments in the U.S. presidential election, the Fed cut rates by 50 basis points in September, driving equity markets to new highs.

In the fourth quarter, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed the presidential election, benefiting sectors aligned with the economic agenda of the incoming administration. The Fed cut rates by 50 basis points across November and December and revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation.

The sectors within the S&P MidCap 400 Index posted mixed returns over the year.

The following sectors outperformed the broader market:

• Financials, Utilities and Information technology

The following sectors underperformed the broader market:

• Health care, Materials and Consumer staples

The Fund's performance for the year ended December 31, 2024 was in line with its benchmark, the S&P MidCap 400 Index, before accounting for fees.

During the period, the Fund used exchange traded futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Growth of a $10,000 initial investment

	AZL Mid Cap Index Fund, Class 1	Russell 3000 Index	S&P MidCap 400 Index
Oct 16	$10,000	$10,000	9,999.99999997918
Dec 16	$10,900	$10,608	10,966.7242340362
Dec 17	$12,653	$12,849	12,748.1857205404
Dec 18	$11,260	$12,175	11,335.2462025683
Dec 19	$14,128	$15,952	14,305.0437194584
Dec 20	$16,222	$19,284	16,258.9807398205
Dec 21	$20,120	$24,233	20,284.7092846262
Dec 22	$17,436	$19,578	17,635.3853615273
Dec 23	$20,254	$24,660	20,534.1528753805
Dec 24	$23,026	$30,531	23,394.3003748193

Average Annual Total Returns

	1 Year	5 Years	Since Inception 10/17/16
AZL Mid Cap Index Fund — Class 1	13.69%	10.26%	10.69%
Russell 3000 Index	23.81%	13.86%	14.56%
S&P MidCap 400 Index	13.93%	10.34%	10.90%

Fund Statistics

Net Assets	$503,613,273
Number of Portfolio Holdings	404
Total Advisory Fees Paid	$1,513,043
Portfolio Turnover Rate	17%

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

Effective June 30, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400 Index to the Russell 3000 Index to reflect that the Russell 3000 Index can be considered more broadly representative of the overall applicable securities markets.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Industrials	21.4%
Financials	18.0%
Consumer Discretionary	14.2%
Information Technology	10.4%
Health Care	9.3%
Real Estate	6.8%
Materials	6.3%
Energy	4.6%
Consumer Staples	4.5%
Utilities	2.6%
Communication Services	1.4%
Money Market Funds	0.5%

AZL Mid Cap Index Fund

Class 1

Annual Shareholder Report - December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information) is available:

 On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821249 02/25

AZL Mid Cap Index Fund

 Class 2

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AZL Mid Cap Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Mid Cap Index Fund, Class 2	$62	0.58%

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL Mid Cap Index Fund (Class 2) (the “Fund”) returned 13.44%. That compared to a 13.93% return for its benchmark, the S&P MidCap 400 Index.

U.S. equity markets experienced significant growth in 2024, driven by investor optimism in AI-related companies and strong earnings reports. The S&P MidCap 400 Index reached all-time highs in 2024 despite concerns over an equity valuation bubble. The Federal Reserve (the Fed) opted to keep rates unchanged as inflation rose in February and labor market data remained strong, dampening expectations for near-term rate cuts.

Mid-cap equities flatlined in the second quarter. The consumer price index (CPI) increased in April but remained flat in May, while the unemployment rate rose slightly. The Fed once again kept rates unchanged, which produced a rally in large-cap stocks, although mid- and small-cap equities lagged due to reduced expectations around rate cuts.

The third quarter saw a mix of optimism and caution. Weaker CPI in July improved investor sentiment, but a weak August jobs report raised concerns about an economic slowdown. Although market volatility increased due to geopolitical risks and developments in the U.S. presidential election, the Fed cut rates by 50 basis points in September, driving equity markets to new highs.

In the fourth quarter, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed the presidential election, benefiting sectors aligned with the economic agenda of the incoming administration. The Fed cut rates by 50 basis points across November and December and revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation.

The sectors within the S&P MidCap 400 Index posted mixed returns over the year.

The following sectors outperformed the broader market:

• Financials, Utilities and Information technology

The following sectors underperformed the broader market:

• Health care, Materials and Consumer staples

The Fund's performance for the year ended December 31, 2024 was in line with its benchmark, the S&P MidCap 400 Index, before accounting for fees.

During the period, the Fund used exchange traded futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Growth of a $10,000 initial investment

	AZL Mid Cap Index Fund, Class 2	Russell 3000 Index	S&P MidCap 400 Index
Dec 14	$10,000	$10,000	10,000.0000000575
Dec 15	$9,733	$10,048	9,782.46223850805
Dec 16	$11,633	$11,327	11,811.18737741
Dec 17	$13,477	$13,721	13,729.8255207342
Dec 18	$11,948	$13,002	12,208.0863902907
Dec 19	$14,968	$17,035	15,406.5651881884
Dec 20	$17,142	$20,593	17,510.9598805915
Dec 21	$21,198	$25,877	21,846.6788390128
Dec 22	$18,325	$20,907	18,993.3508432144
Dec 23	$21,236	$26,334	22,115.3301634757
Dec 24	$24,090	$32,604	25,195.7156388446

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Mid Cap Index Fund — Class 2	13.44%	9.99%	9.19%
Russell 3000 Index	23.81%	13.86%	12.55%
S&P MidCap 400 Index	13.93%	10.34%	9.68%

Fund Statistics

Net Assets	$503,613,273
Number of Portfolio Holdings	404
Total Advisory Fees Paid	$1,513,043
Portfolio Turnover Rate	17%

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

Effective June 30, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400 Index to the Russell 3000 Index to reflect that the Russell 3000 Index can be considered more broadly representative of the overall applicable securities markets.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Industrials	21.4%
Financials	18.0%
Consumer Discretionary	14.2%
Information Technology	10.4%
Health Care	9.3%
Real Estate	6.8%
Materials	6.3%
Energy	4.6%
Consumer Staples	4.5%
Utilities	2.6%
Communication Services	1.4%
Money Market Funds	0.5%

AZL Mid Cap Index Fund

Class 2

Annual Shareholder Report - December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information) is available:

 On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821454 02/25

AZL Moderate Index Strategy Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AZL Moderate Index Strategy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Moderate Index Strategy Fund	$8	0.08%

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL Moderate Index Strategy Fund (the “Fund”) returned 9.98%. That compared to 25.02%, 1.25% and 15.13% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Moderate Composite Index (a blended index comprised of (60%) S&P 500 Index and (40%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equities posted positive performance for the period under review, especially large-cap stocks. The gains were driven by several factors, including easing fears of a pending recession and moderating inflation. In this environment, the Federal Reserve opted to cut the target federal funds rate three times during the year for a total reduction of 100 basis points.

Non-U.S. equities also gained for the year, although these returns trailed U.S. equities, as economic growth in the Eurozone and Japan stagnated despite easing monetary policies.

Bonds gained despite generally rising yields and a steepening yield curve. Bonds with credit risk performed especially well.

The Fund, which invests in both U.S. and international markets, underperformed its blended benchmark, the Moderate Composite Index, for the year ended December 31, 2024.

The following factors detracted from the Fund’s relative performance:

• The Fund’s allocations to mid- and small-cap U.S. equities.

• Allocations to developed market, non-U.S. equities.

• Slight underperformance within the fixed income allocation.

Growth of a $10,000 initial investment

	AZL Moderate Index Strategy Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Moderate Composite Index
Dec 14	$10,000	$10,000	$10,000	9,999.9999999954
Dec 15	$9,753	$10,138	$10,055	10,119.532735665
Dec 16	$10,622	$11,351	$10,321	10,950.8285791854
Dec 17	$12,035	$13,829	$10,687	12,512.9041021404
Dec 18	$11,412	$13,223	$10,688	12,229.466630439
Dec 19	$13,618	$17,386	$11,620	14,932.536448422
Dec 20	$15,366	$20,585	$12,492	17,228.108303895
Dec 21	$17,219	$26,494	$12,299	19,976.455673268
Dec 22	$14,572	$21,696	$10,699	16,797.97156569
Dec 23	$16,731	$27,399	$11,291	19,772.706692013
Dec 24	$18,401	$34,254	$11,432	22,764.6472878642

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Moderate Index Strategy Fund	9.98%	6.21%	6.29%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Moderate Composite Index	15.13%	8.80%	8.57%

Fund Statistics

Net Assets	$1,315,265,186
Number of Portfolio Holdings	5
Total Advisory Fees Paid	$692,462
Portfolio Turnover Rate	12%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Funds	43.5%
Fixed Income Fund	40.4%
International Equity Fund	16.1%

AZL Moderate Index Strategy Fund

Annual Shareholder Report - December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information) is available:

 On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821728 02/25

AZL MSCI Global Equity Index Fund

 Class 1

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AZL MSCI Global Equity Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL MSCI Global Equity Index Fund, Class 1	$43	0.39%

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL MSCI Global Equity Index Fund (Class 1) (the “Fund”) returned 18.48%. That compared to a 18.67% return for its benchmark, the MSCI World Index (net of withholding taxes).

U.S. equity markets experienced significant growth in 2024, driven by investor optimism in AI-related companies and strong earnings reports. The Federal Reserve (the Fed) left interest rates unchanged in the first quarter as inflation rose and labor market data remained strong. Large-cap equities performed well in the second quarter, with inflation and unemployment rising slightly. In the third quarter, weaker-than-expected employment data raised concerns of an economic slowdown. Equity markets reached new highs after the Fed cut rates by 50 basis points in September. U.S. equities gained for the fourth quarter, with the Fed cutting rates by 50 basis points across November and December.

Japan's equity markets performed strongly in 2024, reaching all-time highs in the first half of the year due to corporate governance reforms, monetary policy normalization, and increased foreign investment. The Bank of Japan raised interest rates in April and July, triggering a global market sell-off and weakening the yen, which hit a 38-year low against the U.S. dollar in May. In the third quarter, increased tourism benefited Japan, but the weak yen made imports more expensive, leading to a sharp decline in equities. In the fourth quarter, concerns over U.S. tariff policy weakened a rebound in equities.

European equities underperformed compared to U.S. equities, with the U.K. in a technical recession. The European Central Bank cut rates by 25 bps in each of June, September, October, and December, but European equities lost ground in the fourth quarter due to uncertainty about the economic policies of the incoming U.S. administration.

The Fund underperformed its benchmark for the year ended December 31, 2024.

The following factors detracted from the Fund’s relative performance:

• Fair value adjustments of the Fund's portfolio securities

• Expenses incurred by the Fund

During the reporting period, the Fund used exchange-traded equity index futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Growth of a $10,000 initial investment

	AZL MSCI Global Equity Index Fund, Class 1	MSCI World Index (net of withholding taxes)	MSCI World Index (gross of withholding taxes)
Jun 21	$10,000	$10,000	9,999.99999963081
Dec 21	$11,000	$11,010	11,032.2836357815
Dec 22	$9,011	$9,013	9,075.95935211511
Dec 23	$11,143	$11,157	11,291.8884073059
Dec 24	$13,202	$13,240	13,459.3000928147

Average Annual Total Returns

	1 Year	Since Inception 6/21/21
AZL MSCI Global Equity Index Fund — Class 1	18.48%	8.17%
MSCI World Index (net of withholding taxes)	18.67%	8.26%
MSCI World Index (gross of withholding taxes)	19.19%	8.76%

Fund Statistics

Net Assets	$372,139,360
Number of Portfolio Holdings	1,380
Total Advisory Fees Paid	$1,177,244
Portfolio Turnover Rate	1%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	26.2%
Financials	16.0%
Consumer Discretionary	11.2%
Industrials	10.6%
Health Care	10.3%
Communication Services	8.1%
Consumer Staples	6.0%
Energy	3.7%
Materials	3.2%
Utilities	2.5%
Real Estate	2.1%
Money Market Funds	0.1%
Warrant	0.0%

AZL MSCI Global Equity Index Fund

Class 1

Annual Shareholder Report - December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information) is available:

 On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821181 02/25

AZL MSCI Global Equity Index Fund

 Class 2

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AZL MSCI Global Equity Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL MSCI Global Equity Index Fund, Class 2	$70	0.64%

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL MSCI Global Equity Index Fund (Class 2) (the “Fund”) returned 18.16%. That compared to a 18.67% return for its benchmark, the MSCI World Index (net of withholding taxes).

U.S. equity markets experienced significant growth in 2024, driven by investor optimism in AI-related companies and strong earnings reports. The Federal Reserve (the Fed) left interest rates unchanged in the first quarter as inflation rose and labor market data remained strong. Large-cap equities performed well in the second quarter, with inflation and unemployment rising slightly. In the third quarter, weaker-than-expected employment data raised concerns of an economic slowdown. Equity markets reached new highs after the Fed cut rates by 50 basis points in September. U.S. equities gained for the fourth quarter, with the Fed cutting rates by 50 basis points across November and December.

Japan's equity markets performed strongly in 2024, reaching all-time highs in the first half of the year due to corporate governance reforms, monetary policy normalization, and increased foreign investment. The Bank of Japan raised interest rates in April and July, triggering a global market sell-off and weakening the yen, which hit a 38-year low against the U.S. dollar in May. In the third quarter, increased tourism benefited Japan, but the weak yen made imports more expensive, leading to a sharp decline in equities. In the fourth quarter, concerns over U.S. tariff policy weakened a rebound in equities.

European equities underperformed compared to U.S. equities, with the U.K. in a technical recession. The European Central Bank cut rates by 25 bps in each of June, September, October, and December, but European equities lost ground in the fourth quarter due to uncertainty about the economic policies of the incoming U.S. administration.

The Fund underperformed its benchmark for the year ended December 31, 2024.

The following factors detracted from the Fund’s relative performance:

• Fair value adjustments of the Fund's portfolio securities

• Expenses incurred by the Fund

During the reporting period, the Fund used exchange-traded equity index futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Growth of a $10,000 initial investment

	AZL MSCI Global Equity Index Fund, Class 2	MSCI World Index (net of withholding taxes)	MSCI World Index (gross of withholding taxes)
Dec 14	$10,000	$10,000	10,000.0000000104
Dec 15	$8,743	$9,913	9,967.92064003044
Dec 16	$8,662	$10,657	10,780.6082071245
Dec 17	$10,583	$13,045	13,267.9574678287
Dec 18	$9,637	$11,908	12,179.3591963832
Dec 19	$12,263	$15,203	15,638.5391119179
Dec 20	$14,147	$17,621	18,218.3183018658
Dec 21	$17,143	$21,465	22,289.6545239652
Dec 22	$14,017	$17,571	18,337.0918579422
Dec 23	$17,294	$21,751	22,814.1606789089
Dec 24	$20,435	$25,812	27,193.2048801029

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL MSCI Global Equity Index Fund — Class 2	18.16%	10.75%	7.41%
MSCI World Index (net of withholding taxes)	18.67%	11.17%	9.95%
MSCI World Index (gross of withholding taxes)	19.19%	11.70%	10.52%

Fund Statistics

Net Assets	$372,139,360
Number of Portfolio Holdings	1,380
Total Advisory Fees Paid	$1,177,244
Portfolio Turnover Rate	1%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	26.2%
Financials	16.0%
Consumer Discretionary	11.2%
Industrials	10.6%
Health Care	10.3%
Communication Services	8.1%
Consumer Staples	6.0%
Energy	3.7%
Materials	3.2%
Utilities	2.5%
Real Estate	2.1%
Money Market Funds	0.1%
Warrant	0.0%

AZL MSCI Global Equity Index Fund

Class 2

Annual Shareholder Report - December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information) is available:

 On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821439 02/25

AZL Russell 1000 Growth Index Fund

 Class 1

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AZL Russell 1000 Growth Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Russell 1000 Growth Index Fund, Class 1	$50	0.43%

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL Russell 1000 Growth Index Fund (Class 1) (the “Fund”) returned 32.87%. That performance compared to a 33.36% return for its benchmark, the Russell 1000 Growth Index.

U.S. equity markets experienced significant growth in 2024, driven by investor optimism in AI-related companies and strong earnings reports. The Russell 1000 Growth Index reached all-time highs during the year despite concerns of a valuation bubble. The Federal Reserve (the Fed) opted to keep rates unchanged as inflation rose in February and labor market data remained strong, dampening expectations for near-term rate cuts.

Large-cap equities continued to perform well in the second quarter, with growth outperforming the broader index. The consumer price index (CPI) increased in April but remained flat in May, while the unemployment rate rose slightly. The Fed once again kept rates unchanged, which produced a rally in large-cap stocks.

The third quarter saw a mix of optimism and caution. Weaker CPI in July extended the bull market, but a weak August jobs report raised concerns about an economic slowdown. Although market volatility increased due to geopolitical risks and developments in the U.S. presidential election, the Fed cut rates by 50 basis points in September, driving equity markets to new highs.

In the fourth quarter, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed the presidential election, benefiting sectors aligned with the economic agenda of the incoming administration. The Fed cut rates by 50 basis points across November and December and revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation.

The sectors within the Russell 1000 Growth Index posted mixed returns over the year.

The following sectors outperformed the broader market:

• Utilities, Communications services and Information technology

The following sectors lagged the broader market:

• Real estate, Health Care and Materials

The Fund's performance for the year ended December 31, 2024 was in line with its benchmark, the Russell 1000 Growth Index, before accounting for fees.

During the reporting period, the Fund used exchange traded futures for the purpose of efficient portfolio management, and these derivatives had a slight negative impact on the Fund’s return.

Growth of a $10,000 initial investment

	AZL Russell 1000 Growth Index Fund, Class 1	Russell 1000 Index	Russell 1000 Growth Index
Oct 16	$10,000	$10,000	10,000.0000000445
Dec 16	$10,280	$10,557	10,283.6996073891
Dec 17	$13,281	$12,847	13,390.724256376
Dec 18	$13,033	$12,232	13,188.0229427226
Dec 19	$17,664	$16,076	17,987.0690542091
Dec 20	$24,560	$19,446	24,910.8813191085
Dec 21	$31,225	$24,591	31,785.4573115738
Dec 22	$22,028	$19,887	22,524.1041877532
Dec 23	$31,512	$25,163	32,136.9981293703
Dec 24	$41,869	$31,331	42,856.7316984824

Average Annual Total Returns

	1 Year	5 Years	Since Inception 10/17/16
AZL Russell 1000 Growth Index Fund — Class 1	32.87%	18.84%	19.05%
Russell 1000 Index	24.51%	14.28%	14.92%
Russell 1000 Growth Index	33.36%	18.96%	19.38%

Fund Statistics

Net Assets	$620,976,942
Number of Portfolio Holdings	380
Total Advisory Fees Paid	$2,100,595
Portfolio Turnover Rate	11%

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

Effective June 30, 2024, the Fund changed its broad-based securities market benchmark from the Russell 1000 Growth Index to the Russell 1000 Index to reflect that the Russell 1000 Index can be considered more broadly representative of the overall applicable securities markets.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	48.6%
Consumer Discretionary	15.9%
Communication Services	13.3%
Health Care	6.6%
Financials	6.4%
Industrials	4.2%
Consumer Staples	3.3%
Materials	0.6%
Real Estate	0.4%
Energy	0.4%
Utilities	0.2%
Money Market Funds	0.1%

AZL Russell 1000 Growth Index Fund

Class 1

Annual Shareholder Report - December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information) is available:

 On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821215 02/25

AZL Russell 1000 Growth Index Fund

 Class 2

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AZL Russell 1000 Growth Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Russell 1000 Growth Index Fund, Class 2	$79	0.68%

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL Russell 1000 Growth Index Fund (Class 2) (the “Fund”) returned 32.45%. That performance compared to a 33.36% return for its benchmark, the Russell 1000 Growth Index.

U.S. equity markets experienced significant growth in 2024, driven by investor optimism in AI-related companies and strong earnings reports. The Russell 1000 Growth Index reached all-time highs during the year despite concerns of a valuation bubble. The Federal Reserve (the Fed) opted to keep rates unchanged as inflation rose in February and labor market data remained strong, dampening expectations for near-term rate cuts.

Large-cap equities continued to perform well in the second quarter, with growth outperforming the broader index. The consumer price index (CPI) increased in April but remained flat in May, while the unemployment rate rose slightly. The Fed once again kept rates unchanged, which produced a rally in large-cap stocks.

The third quarter saw a mix of optimism and caution. Weaker CPI in July extended the bull market, but a weak August jobs report raised concerns about an economic slowdown. Although market volatility increased due to geopolitical risks and developments in the U.S. presidential election, the Fed cut rates by 50 basis points in September, driving equity markets to new highs.

In the fourth quarter, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed the presidential election, benefiting sectors aligned with the economic agenda of the incoming administration. The Fed cut rates by 50 basis points across November and December and revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation.

The sectors within the Russell 1000 Growth Index posted mixed returns over the year.

The following sectors outperformed the broader market:

• Utilities, Communications services and Information technology

The following sectors lagged the broader market:

• Real estate, Health Care and Materials

The Fund's performance for the year ended December 31, 2024 was in line with its benchmark, the Russell 1000 Growth Index, before accounting for fees.

During the reporting period, the Fund used exchange traded futures for the purpose of efficient portfolio management, and these derivatives had a slight negative impact on the Fund’s return.

Growth of a $10,000 initial investment

	AZL Russell 1000 Growth Index Fund, Class 2	Russell 1000 Index	Russell 1000 Growth Index
Dec 14	$10,000	$10,000	9,999.99999999013
Dec 15	$10,486	$10,092	10,566.8208497685
Dec 16	$11,160	$11,308	11,314.4770025787
Dec 17	$14,384	$13,761	14,732.9314770898
Dec 18	$14,076	$13,102	14,509.912579292
Dec 19	$19,042	$17,220	19,789.986768129
Dec 20	$26,389	$20,830	27,407.801137686
Dec 21	$33,481	$26,340	34,971.4440812565
Dec 22	$23,573	$21,302	24,781.7875439403
Dec 23	$33,637	$26,953	35,358.2212772346
Dec 24	$44,553	$33,560	47,152.4377141228

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Russell 1000 Growth Index Fund — Class 2	32.45%	18.53%	16.11%
Russell 1000 Index	24.51%	14.28%	12.87%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

Fund Statistics

Net Assets	$620,976,942
Number of Portfolio Holdings	380
Total Advisory Fees Paid	$2,100,595
Portfolio Turnover Rate	11%

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

Effective June 30, 2024, the Fund changed its broad-based securities market benchmark from the Russell 1000 Growth Index to the Russell 1000 Index to reflect that the Russell 1000 Index can be considered more broadly representative of the overall applicable securities markets.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	48.6%
Consumer Discretionary	15.9%
Communication Services	13.3%
Health Care	6.6%
Financials	6.4%
Industrials	4.2%
Consumer Staples	3.3%
Materials	0.6%
Real Estate	0.4%
Energy	0.4%
Utilities	0.2%
Money Market Funds	0.1%

AZL Russell 1000 Growth Index Fund

Class 2

Annual Shareholder Report - December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information) is available:

 On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821363 02/25

AZL Russell 1000 Value Index Fund

 Class 1

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AZL Russell 1000 Value Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Russell 1000 Value Index Fund, Class 1	$45	0.42%

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL Russell 1000 Value Index Fund (Class 1) (the “Fund”) returned 13.95%. That performance compared to a 14.37% return for its benchmark, the Russell 1000 Value Index.

U.S. equity markets experienced significant growth in 2024, driven by investor optimism in AI-related companies and strong earnings reports. Although the Russell 1000 Value Index reached all-time highs during the year, 2024 saw better performance for growth equities as investors placed less emphasis on valuations. The Federal Reserve (the Fed) opted to keep rates unchanged as inflation rose in February and labor market data remained strong, dampening expectations for near-term rate cuts.

Large-cap value equities moderated in the second quarter. The consumer price index (CPI) increased in April but remained flat in May, while the unemployment rate rose slightly. The Fed once again kept rates unchanged, which produced a rally in large-cap stocks.

The third quarter saw a mix of optimism and caution. Weaker CPI in July extended the bull market, but a weak August jobs report raised concerns about an economic slowdown. Although market volatility increased due to geopolitical risks and developments in the U.S. presidential election, the Fed cut rates by 50 basis points in September, driving equity markets to new highs.

In the fourth quarter, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed the presidential election, benefiting sectors aligned with the economic agenda of the incoming administration. The Fed cut rates by 50 basis points across November and December and revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation.

The sectors within the Russell 1000 Value Index posted mixed returns over the year.

The following sectors outperformed the broader market:

• Financials, Utilities and Information technology

The following sectors lagged the broader market:

• Materials, Health care and Energy

The Fund's performance for the year ended December 31, 2024 was in line with its benchmark, the Russell 1000 Value Index, before accounting for fees.

During the reporting period, the Fund used exchange traded futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Growth of a $10,000 initial investment

	AZL Russell 1000 Value Index Fund, Class 1	Russell 1000 Index	Russell 1000 Value Index
Oct 16	$10,000	$10,000	10,000
Dec 16	$10,790	$10,557	10,832.3808616694
Dec 17	$12,233	$12,847	12,312.5218274757
Dec 18	$11,194	$12,232	11,294.6471092485
Dec 19	$14,118	$16,076	14,292.3929263105
Dec 20	$14,437	$19,446	14,691.9547893451
Dec 21	$17,981	$24,591	18,388.4973172049
Dec 22	$16,563	$19,887	17,002.4129282154
Dec 23	$18,500	$25,163	18,951.3286979713
Dec 24	$21,081	$31,331	21,674.2864399785

Average Annual Total Returns

	1 Year	5 Years	Since Inception 10/17/16
AZL Russell 1000 Value Index Fund — Class 1	13.95%	8.35%	9.50%
Russell 1000 Index	24.51%	14.28%	14.92%
Russell 1000 Value Index	14.37%	8.68%	9.88%

Fund Statistics

Net Assets	$641,848,917
Number of Portfolio Holdings	860
Total Advisory Fees Paid	$2,331,674
Portfolio Turnover Rate	13%

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

Effective June 30, 2024, the Fund changed its broad-based securities market benchmark from the Russell 1000 Value Index to the Russell 1000 Index to reflect that the Russell 1000 Index can be considered more broadly representative of the overall applicable securities markets.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	22.9%
Industrials	14.7%
Health Care	14.1%
Information Technology	9.2%
Consumer Staples	7.9%
Energy	6.7%
Consumer Discretionary	6.2%
Real Estate	4.7%
Utilities	4.6%
Communication Services	4.3%
Materials	4.1%
Money Market Funds	0.6%

AZL Russell 1000 Value Index Fund

Class 1

Annual Shareholder Report - December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information) is available:

 On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821223 02/25

AZL Russell 1000 Value Index Fund

 Class 2

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AZL Russell 1000 Value Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Russell 1000 Value Index Fund, Class 2	$72	0.67%

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL Russell 1000 Value Index Fund (Class 2) (the “Fund”) returned 13.62%. That performance compared to a 14.37% return for its benchmark, the Russell 1000 Value Index.

U.S. equity markets experienced significant growth in 2024, driven by investor optimism in AI-related companies and strong earnings reports. Although the Russell 1000 Value Index reached all-time highs during the year, 2024 saw better performance for growth equities as investors placed less emphasis on valuations. The Federal Reserve (the Fed) opted to keep rates unchanged as inflation rose in February and labor market data remained strong, dampening expectations for near-term rate cuts.

Large-cap value equities moderated in the second quarter. The consumer price index (CPI) increased in April but remained flat in May, while the unemployment rate rose slightly. The Fed once again kept rates unchanged, which produced a rally in large-cap stocks.

The third quarter saw a mix of optimism and caution. Weaker CPI in July extended the bull market, but a weak August jobs report raised concerns about an economic slowdown. Although market volatility increased due to geopolitical risks and developments in the U.S. presidential election, the Fed cut rates by 50 basis points in September, driving equity markets to new highs.

In the fourth quarter, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed the presidential election, benefiting sectors aligned with the economic agenda of the incoming administration. The Fed cut rates by 50 basis points across November and December and revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation.

The sectors within the Russell 1000 Value Index posted mixed returns over the year.

The following sectors outperformed the broader market:

• Financials, Utilities and Information technology

The following sectors lagged the broader market:

• Materials, Health care and Energy

The Fund's performance for the year ended December 31, 2024 was in line with its benchmark, the Russell 1000 Value Index, before accounting for fees.

During the reporting period, the Fund used exchange traded futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Growth of a $10,000 initial investment

	AZL Russell 1000 Value Index Fund, Class 2	Russell 1000 Index	Russell 1000 Value Index
Dec 14	$10,000	$10,000	10,000.0000000467
Dec 15	$9,558	$10,092	9,617.31508666165
Dec 16	$11,101	$11,308	11,284.9878034181
Dec 17	$12,547	$13,761	12,826.9731674638
Dec 18	$11,453	$13,102	11,766.568818015
Dec 19	$14,415	$17,220	14,889.568776685
Dec 20	$14,704	$20,830	15,305.8254434914
Dec 21	$18,270	$26,340	19,156.8197793096
Dec 22	$16,775	$21,302	17,712.8209369496
Dec 23	$18,715	$26,953	19,743.1678175147
Dec 24	$21,264	$33,560	22,579.8982925765

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Russell 1000 Value Index Fund — Class 2	13.62%	8.09%	7.84%
Russell 1000 Index	24.51%	14.28%	12.87%
Russell 1000 Value Index	14.37%	8.68%	8.49%

Fund Statistics

Net Assets	$641,848,917
Number of Portfolio Holdings	860
Total Advisory Fees Paid	$2,331,674
Portfolio Turnover Rate	13%

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

Effective June 30, 2024, the Fund changed its broad-based securities market benchmark from the Russell 1000 Value Index to the Russell 1000 Index to reflect that the Russell 1000 Index can be considered more broadly representative of the overall applicable securities markets.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	22.9%
Industrials	14.7%
Health Care	14.1%
Information Technology	9.2%
Consumer Staples	7.9%
Energy	6.7%
Consumer Discretionary	6.2%
Real Estate	4.7%
Utilities	4.6%
Communication Services	4.3%
Materials	4.1%
Money Market Funds	0.6%

AZL Russell 1000 Value Index Fund

Class 2

Annual Shareholder Report - December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information) is available:

 On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821371 02/25

AZL S&P 500 Index Fund

 Class 1

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AZL S&P 500 Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL S&P 500 Index Fund, Class 1	$26	0.23%

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL S&P 500 Index Fund (Class 1) (the “Fund”) returned 24.74%. That performance compared to a 25.02% return for its benchmark, the S&P 500 Index.   U.S. equity markets experienced significant growth in 2024, driven by investor optimism in AI-related companies and strong earnings reports. The S&P 500 Index reached all-time highs in the first quarter despite concerns of a valuation bubble. The Federal Reserve (the Fed) opted to keep rates unchanged as inflation rose in February and labor market data remained strong, dampening expectations for near-term rate cuts.

Large-cap equities continued to perform well in the second quarter. The consumer price index (CPI) increased in April but remained flat in May, while the unemployment rate rose slightly. The Fed once again kept rates unchanged, which produced a rally in large-cap stocks, though small-cap equities lagged due to reduced expectations around rate cuts.

The third quarter saw a mix of optimism and caution. Weaker CPI in July extended the bull market, but a weak August jobs report raised concerns about an economic slowdown. Although market volatility increased due to geopolitical risks and developments in the U.S. presidential election, the Fed cut rates by 50 basis points in September, driving equity markets to new highs.

In the fourth quarter, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed the presidential election, benefiting sectors aligned with the economic agenda of the incoming administration. The Fed cut rates by 50 basis points across November and December and revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation.

The sectors within the S&P 500 Index posted mixed returns over the year.

The following sectors outperformed the broader market:

• Communications services, Information technology and Financials

The following sectors lagged the broader market:

• Materials, Health care and Real estate

The Fund's performance for the year ended December 31, 2024 was in line with its benchmark, the S&P 500 Index, before accounting for fees.

During the reporting period, the Fund used exchange traded futures for the purpose of efficient portfolio management. These derivatives did not have a significant impact on the Fund’s return.

Growth of a $10,000 initial investment

	AZL S&P 500 Index Fund, Class 1	S&P 500 Index
Dec 14	$10,000	$10,000
Dec 15	$10,116	$10,138
Dec 16	$11,308	$11,351
Dec 17	$13,751	$13,829
Dec 18	$13,115	$13,223
Dec 19	$17,216	$17,386
Dec 20	$20,285	$20,585
Dec 21	$26,049	$26,494
Dec 22	$21,280	$21,696
Dec 23	$26,799	$27,399
Dec 24	$33,430	$34,254

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL S&P 500 Index Fund — Class 1	24.74%	14.19%	12.83%
S&P 500 Index	25.02%	14.53%	13.10%

Fund Statistics

Net Assets	$2,758,833,570
Number of Portfolio Holdings	507
Total Advisory Fees Paid	$4,759,937
Portfolio Turnover Rate	11%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	32.5%
Financials	13.5%
Consumer Discretionary	11.2%
Health Care	10.1%
Communication Services	9.4%
Industrials	8.2%
Consumer Staples	5.5%
Energy	3.2%
Utilities	2.3%
Real Estate	2.1%
Materials	1.9%
Money Market Funds	0.1%

AZL S&P 500 Index Fund

Class 1

Annual Shareholder Report - December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information) is available:

 On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821553 02/25

AZL S&P 500 Index Fund

 Class 2

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AZL S&P 500 Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL S&P 500 Index Fund, Class 2	$54	0.48%

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL S&P 500 Index Fund (Class 2) (the “Fund”) returned 24.37%. That performance compared to a 25.02% return for its benchmark, the S&P 500 Index.   U.S. equity markets experienced significant growth in 2024, driven by investor optimism in AI-related companies and strong earnings reports. The S&P 500 Index reached all-time highs in the first quarter despite concerns of a valuation bubble. The Federal Reserve (the Fed) opted to keep rates unchanged as inflation rose in February and labor market data remained strong, dampening expectations for near-term rate cuts.

Large-cap equities continued to perform well in the second quarter. The consumer price index (CPI) increased in April but remained flat in May, while the unemployment rate rose slightly. The Fed once again kept rates unchanged, which produced a rally in large-cap stocks, though small-cap equities lagged due to reduced expectations around rate cuts.

The third quarter saw a mix of optimism and caution. Weaker CPI in July extended the bull market, but a weak August jobs report raised concerns about an economic slowdown. Although market volatility increased due to geopolitical risks and developments in the U.S. presidential election, the Fed cut rates by 50 basis points in September, driving equity markets to new highs.

In the fourth quarter, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed the presidential election, benefiting sectors aligned with the economic agenda of the incoming administration. The Fed cut rates by 50 basis points across November and December and revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation.

The sectors within the S&P 500 Index posted mixed returns over the year.

The following sectors outperformed the broader market:

• Communications services, Information technology and Financials

The following sectors lagged the broader market:

• Materials, Health care and Real estate

The Fund's performance for the year ended December 31, 2024 was in line with its benchmark, the S&P 500 Index, before accounting for fees.

During the reporting period, the Fund used exchange traded futures for the purpose of efficient portfolio management. These derivatives did not have a significant impact on the Fund’s return.

Growth of a $10,000 initial investment

	AZL S&P 500 Index Fund, Class 2	S&P 500 Index
Dec 14	$10,000	$10,000
Dec 15	$10,095	$10,138
Dec 16	$11,251	$11,351
Dec 17	$13,654	$13,829
Dec 18	$12,993	$13,223
Dec 19	$17,006	$17,386
Dec 20	$19,982	$20,585
Dec 21	$25,601	$26,494
Dec 22	$20,862	$21,696
Dec 23	$26,220	$27,399
Dec 24	$32,610	$34,254

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL S&P 500 Index Fund — Class 2	24.37%	13.91%	12.55%
S&P 500 Index	25.02%	14.53%	13.10%

Fund Statistics

Net Assets	$2,758,833,570
Number of Portfolio Holdings	507
Total Advisory Fees Paid	$4,759,937
Portfolio Turnover Rate	11%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	32.5%
Financials	13.5%
Consumer Discretionary	11.2%
Health Care	10.1%
Communication Services	9.4%
Industrials	8.2%
Consumer Staples	5.5%
Energy	3.2%
Utilities	2.3%
Real Estate	2.1%
Materials	1.9%
Money Market Funds	0.1%

AZL S&P 500 Index Fund

Class 2

Annual Shareholder Report - December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information) is available:

 On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821546 02/25

AZL Small Cap Stock Index Fund

 Class 1

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AZL Small Cap Stock Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Small Cap Stock Index Fund, Class 1	$35	0.34%

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL Small Cap Stock Index Fund (Class 1) (the “Fund”) returned 8.30%. That performance compared to a 8.70% return for its benchmark, the S&P SmallCap 600 Index.

U.S. equity markets experienced significant growth in 2024, driven by investor optimism in AI-related companies and strong earnings reports. The S&P SmallCap 600 Index reached all-time highs in 2024 despite concerns of a valuation bubble and a changing interest rate environment. The Federal Reserve (the Fed) opted to keep rates unchanged in February as inflation rose at the start of the year and labor market data remained strong, dampening expectations for near-term rate cuts. Small-cap equities remained flat in the second quarter. The consumer price index (CPI) increased in April but remained flat in May, while the unemployment rate rose slightly. The Fed once again kept rates unchanged, which produced a rally in large-cap stocks, though small-cap equities lagged due to reduced expectations around rate cuts.

The third quarter saw a mix of optimism and caution. Weaker CPI in July improved investor sentiment, but a weak August jobs report raised concerns about an economic slowdown. Although market volatility increased due to geopolitical risks and developments in the U.S. presidential election, the Fed cut rates by 50 basis points in September, driving equity markets to new highs.

In the fourth quarter, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed the presidential election, benefiting sectors aligned with the economic agenda of the incoming administration. The Fed cut rates by 50 basis points across November and December and revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation.

The sectors within the S&P SmallCap 600 Index posted mixed returns over the year.

The following sectors outperformed the broader market:

• Financials, Industrials and Communication services

The following sectors lagged the broader market:

• Energy, Information technology and Materials

The Fund's performance for the year ended December 31, 2024 was in line with its benchmark, the S&P SmallCap 600 Index, before accounting for fees.

During the reporting period, the Fund used exchange traded futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Growth of a $10,000 initial investment

	AZL Small Cap Stock Index Fund, Class 1	Russell 3000 Index	S&P SmallCap 600 Index
Oct 16	$10,000	$10,000	9,999.99999995514
Dec 16	$11,380	$10,608	11,415.213572632
Dec 17	$12,852	$12,849	12,925.8600744889
Dec 18	$11,749	$12,175	11,829.6131270623
Dec 19	$14,383	$15,952	14,524.5490766668
Dec 20	$15,961	$19,284	16,163.9389914017
Dec 21	$20,171	$24,233	20,499.0146093935
Dec 22	$16,853	$19,578	17,199.027462328
Dec 23	$19,489	$24,660	19,959.9417333409
Dec 24	$21,106	$30,531	21,695.7285462374

Average Annual Total Returns

	1 Year	5 Years	Since Inception 10/17/16
AZL Small Cap Stock Index Fund — Class 1	8.30%	7.97%	9.52%
Russell 3000 Index	23.81%	13.86%	14.56%
S&P SmallCap 600 Index	8.70%	8.36%	9.89%

Fund Statistics

Net Assets	$471,030,131
Number of Portfolio Holdings	608
Total Advisory Fees Paid	$1,353,158
Portfolio Turnover Rate	19%

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

Effective June 30, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600 Index to the Russell 3000 Index to reflect that the Russell 3000 Index can be considered more broadly representative of the overall applicable securities markets.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	18.7%
Industrials	17.8%
Consumer Discretionary	14.5%
Information Technology	12.0%
Health Care	11.1%
Real Estate	7.4%
Energy	4.7%
Materials	4.4%
Communication Services	3.4%
Consumer Staples	2.9%
Utilities	1.9%
Money Market Funds	1.2%

AZL Small Cap Stock Index Fund

Class 1

Annual Shareholder Report - December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information) is available:

 On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821256 02/25

AZL Small Cap Stock Index Fund

 Class 2

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AZL Small Cap Stock Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Small Cap Stock Index Fund, Class 2	$61	0.59%

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL Small Cap Stock Index Fund (Class 2) (the “Fund”) returned 7.99%. That performance compared to a 8.70% return for its benchmark, the S&P SmallCap 600 Index.

U.S. equity markets experienced significant growth in 2024, driven by investor optimism in AI-related companies and strong earnings reports. The S&P SmallCap 600 Index reached all-time highs in 2024 despite concerns of a valuation bubble and a changing interest rate environment. The Federal Reserve (the Fed) opted to keep rates unchanged in February as inflation rose at the start of the year and labor market data remained strong, dampening expectations for near-term rate cuts. Small-cap equities remained flat in the second quarter. The consumer price index (CPI) increased in April but remained flat in May, while the unemployment rate rose slightly. The Fed once again kept rates unchanged, which produced a rally in large-cap stocks, though small-cap equities lagged due to reduced expectations around rate cuts.

The third quarter saw a mix of optimism and caution. Weaker CPI in July improved investor sentiment, but a weak August jobs report raised concerns about an economic slowdown. Although market volatility increased due to geopolitical risks and developments in the U.S. presidential election, the Fed cut rates by 50 basis points in September, driving equity markets to new highs.

In the fourth quarter, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed the presidential election, benefiting sectors aligned with the economic agenda of the incoming administration. The Fed cut rates by 50 basis points across November and December and revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation.

The sectors within the S&P SmallCap 600 Index posted mixed returns over the year.

The following sectors outperformed the broader market:

• Financials, Industrials and Communication services

The following sectors lagged the broader market:

• Energy, Information technology and Materials

The Fund's performance for the year ended December 31, 2024 was in line with its benchmark, the S&P SmallCap 600 Index, before accounting for fees.

During the reporting period, the Fund used exchange traded futures for the purpose of efficient portfolio management, and these derivatives did not have a significant impact on the Fund’s return.

Growth of a $10,000 initial investment

	AZL Small Cap Stock Index Fund, Class 2	Russell 3000 Index	S&P SmallCap 600 Index
Dec 14	$10,000	$10,000	10,000
Dec 15	$9,751	$10,048	9,802.69590724966
Dec 16	$12,257	$11,327	12,405.9458956093
Dec 17	$13,820	$13,721	14,047.7021930438
Dec 18	$12,586	$13,002	12,856.3114028962
Dec 19	$15,379	$17,035	15,785.1422451926
Dec 20	$17,026	$20,593	17,566.8156632678
Dec 21	$21,460	$25,877	22,278.1347488011
Dec 22	$17,887	$20,907	18,691.7400009313
Dec 23	$20,635	$26,334	21,692.2754574662
Dec 24	$22,285	$32,604	23,578.7121106301

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Small Cap Stock Index Fund — Class 2	7.99%	7.70%	8.34%
Russell 3000 Index	23.81%	13.86%	12.55%
S&P SmallCap 600 Index	8.70%	8.36%	8.96%

Fund Statistics

Net Assets	$471,030,131
Number of Portfolio Holdings	608
Total Advisory Fees Paid	$1,353,158
Portfolio Turnover Rate	19%

The Fund's past performance is not a good predictor of the Fund's future performance.Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

Effective June 30, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600 Index to the Russell 3000 Index to reflect that the Russell 3000 Index can be considered more broadly representative of the overall applicable securities markets.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	18.7%
Industrials	17.8%
Consumer Discretionary	14.5%
Information Technology	12.0%
Health Care	11.1%
Real Estate	7.4%
Energy	4.7%
Materials	4.4%
Communication Services	3.4%
Consumer Staples	2.9%
Utilities	1.9%
Money Market Funds	1.2%

AZL Small Cap Stock Index Fund

Class 2

Annual Shareholder Report - December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information) is available:

 On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821538 02/25

AZL T. Rowe Price Capital Appreciation Fund

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the AZL T. Rowe Price Capital Appreciation Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL T. Rowe Price Capital Appreciation Fund	$106	1.00%

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL T. Rowe Price Capital Appreciation Fund (the "Fund") returned 12.21%. That compared to 25.02%, 1.25%, and 15.13% total returns for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Moderate Composite Index (a blended index comprised of (60%) S&P 500 Index and (40%) Bloomberg U.S. Aggregate Bond Index), respectively.

Thanks to generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments, U.S. stocks produced huge gains for the second consecutive year. Although inflation remained above the Federal Reserve’s (the Fed’s) long-term target of 2%, the central bank began reducing interest rates in mid-September to support labor market conditions. Intermediate and long-term U.S. Treasury yields fluctuated throughout the year but ultimately increased. This rise was driven in part by expectations for fewer interest rate cuts in 2025 due to inflation remaining above the Fed’s long-term target of 2%.

The equity portion of the Fund underperformed its benchmark, the S&P 500 Index, for the year ended December 31, 2024.

Within equities, the following factors detracted from the Fund’s relative performance:

• An above-benchmark exposure to the health care sector.

• Stock selection in information technology.

Within equities, the following factors contributed to the Fund’s performance on a relative basis:

• The Fund’s below-benchmark allocation to the consumer staples sector.

• An underweight and stock selection in the materials sector.

Meanwhile, the Fund’s fixed income sleeve strongly outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the year ended December 31, 2024.

Within fixed income, the following factors contributed to the Fund’s performance on a relative basis:

• The Fund’s above-benchmark exposure to bank loans and high-yield bonds.

During the year, the Fund maintained exposure to covered call options, a type of derivative that is designed to provide downside protection for the portfolio while offering the benefits of owning a stock, such as dividends and capital appreciation, so long as the stock remains below the option strike price. The Fund’s covered call strategy made a modestly positive contribution to returns.

Growth of a $10,000 initial investment

	AZL T. Rowe Price Capital Appreciation Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Moderate Composite Index
Dec 14	$10,000	$10,000	$10,000	9,999.9999999954
Dec 15	$10,507	$10,138	$10,055	10,119.532735665
Dec 16	$11,330	$11,351	$10,321	10,950.8285791854
Dec 17	$13,034	$13,829	$10,687	12,512.9041021404
Dec 18	$13,083	$13,223	$10,688	12,229.466630439
Dec 19	$16,273	$17,386	$11,620	14,932.536448422
Dec 20	$19,118	$20,585	$12,492	17,228.108303895
Dec 21	$22,582	$26,494	$12,299	19,976.455673268
Dec 22	$19,852	$21,696	$10,699	16,797.97156569
Dec 23	$23,519	$27,399	$11,291	19,772.706692013
Dec 24	$26,390	$34,254	$11,432	22,764.6472878642

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL T. Rowe Price Capital Appreciation Fund	12.21%	10.15%	10.19%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Moderate Composite Index	15.13%	8.80%	8.57%

Fund Statistics

Net Assets	$1,046,947,791
Number of Portfolio Holdings	289
Total Advisory Fees Paid	$7,639,993
Portfolio Turnover Rate	81%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Composition

Type of Security	Percent of Total Investments
Common Stocks	60.5%
U.S. Treasury Obligations	14.8%
Corporate Bonds	11.0%
Bank Loans	8.8%
Money Market Funds	4.4%
Preferred Stocks	0.4%
Yankee Debt Obligations	0.2%
Asset Backed Securities	0.1%
Written Options	(0.2)%

AZL T. Rowe Price Capital Appreciation Fund

Annual Shareholder Report - December 31, 2024

Additional information about the Fund (e.g. Financial Statements, Holdings, Prospectus and Statement of Additional Information) is available:

 On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821306 02/25

Item 2. Code of Ethics.

(a)           The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as an Exhibit.

(b)           During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)(1)      The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
(a)(2)      The audit committee financial expert is Tamara Lynn Fagely, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.
                                                                                                                                                                2024                                       2023
(a)           Audit Fees                                                                                                                             $295,842                               $299,355

                                                                                                                                                                2024                                       2023
(b)           Audit-Related Fees                                                                                                              $0                                           $8,000
                Related to the consent on Form N-1A for the annual registration statement.

                                                                                                                                                                2024                                       2023
(c)           Tax Fees                                                                                                                                $99,983                                 $97,544
                Preparation of the funds’ federal income tax return

                                                                                                                                                                2024                                       2023
(d)           All Other Fees                                                                                                                      $0                                           $0

4(e)(1)    The Audit Committee (“Committee”) of the Registrant is responsible for pre-approving all audit and non-audit services performed by the independent auditor in order to assure that the provision of such services does not impair the auditor’s independence. Before the Registrant engages the independent auditor to render a service, the engagement must be either specifically approved by the Committee or entered into pursuant to the pre-approval policy.  The Committee may delegate preapproval authority to one or more of its members.  The member or members to whom such authority is delegated shall report any pre-approval decisions to the Committee at its next scheduled meeting.  The Committee may not delegate to management the Committee’s responsibilities to pre-approve services performed by the independent auditor.  The Committee has delegated pre-approval authority to its Chairman for any services not exceeding $10,000.

4(e)(2)    During the previous two fiscal years, the Registrant did not receive any non-audit services pursuant to a waiver from the audit committee approval or pre-approval requirement under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

 (f)           Not applicable.

 (g)          The aggregate fees billed for each of the last two fiscal years for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning were as follows:
                                                                                                                                                                2024                                       2023
                                                                                                                                                                $99,983                                 $97,544

 (h)          The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01of Regulation S-X is compatible with maintaining the principal auditor’s independence.

 (i)           Not applicable.

 (j)           Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)                 The Schedule of Investments in securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)                Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

AZL® DFA International Core Equity Fund
Annual Financial Statements and Other Information
December 31, 2024

AZL® DFA International Core Equity Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Approval of Investment Advisory and Subadvisory Agreements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks (99.0%):
Aerospace & Defense (1.3%):
3,470 Airbus SE $ 552,975
17,862 Austal, Ltd.* 34,155
512 Avon Technologies PLC 9,418
16,104 Babcock International Group plc 100,878
11,064 BAE Systems plc 158,699
218 Bet Shemesh Engines Holdings 1997, Ltd.* 17,616
2,360 Bombardier, Inc., Class B* 160,502
6,780 CAE, Inc.* 172,177
5,345 Chemring Group plc 22,015
75 CTT Systems AB 1,908
409 Dassault Aviation SA 83,278
116 Elbit Systems, Ltd. 30,442
18,663 Electro Optic Systems Holdings, Ltd.* 14,857
89 FACC AG* 550
2,296 Hensoldt AG 82,004
2,300 Heroux-Devtek, Inc.* 50,855
1,599 INVISIO AB 39,799
562 Kongsberg Gruppen ASA 63,251
5,226 Leonardo SpA 140,637
394 LISI SA 8,978
3,014 MDA Space, Ltd.* 61,924
20,772 Melrose Industries plc 143,938
179 MTU Aero Engines AG 59,680
15,760 QinetiQ Group plc 81,779
930 Rheinmetall AG 591,892
69,646 Rolls-Royce Holdings plc* 495,450
1,212 Saab AB, Class B 25,577
2,037 Safran SA 444,911
15,312 Senior plc 30,281
28,600 Singapore Technologies Engineering, Ltd. 97,560
1,707 Thales SA 243,513
4,021,499
Air Freight & Logistics (0.8%):
2,500 AZ-COM MARUWA Holdings, Inc. 17,527
4,417 bpost SA 9,004
6,355 CTT-Correios de Portugal SA 35,540
24,168 Deutsche Post AG 850,664
2,165 DSV A/S 458,441
8,434 Freightways Group, Ltd. 50,152
4,000 Hamakyorex Co., Ltd. 34,094
138 ID Logistics Group SACA* 54,083
10,034 InPost SA* 171,595
40,765 International Distribution Services PLC 185,588
20,500 Kerry Logistics Network, Ltd. 18,159
1,800 Konoike Transport Co., Ltd. 35,096
2,607 Logista Integral SA 78,851
958 Mainfreight, Ltd. 39,379
900 Mitsui-Soko Holdings Co., Ltd. 42,278
9,900 NIPPON EXPRESS HOLDINGS, Inc. 149,908
783 Oesterreichische Post AG 23,365
18,673 PostNL NV*^ 20,152
2,700 Sankyu, Inc. 93,241
900 SBS Holdings, Inc. 13,505
3,900 Senko Group Holdings Co., Ltd. 36,819
8,300 SG Holdings Co., Ltd. 79,153
500 Shibusawa Warehouse Co., Ltd. (The) 9,699
51,000 Singapore Post, Ltd. 19,799
300 Tonami Holdings Co., Ltd. 11,324
Shares Value
Common Stocks, continued
Air Freight & Logistics, continued
7,700 Yamato Holdings Co., Ltd. $ 86,376
2,623,792
Automobile Components (1.5%):
1,000 Aisan Industry Co., Ltd. 11,104
9,900 Aisin Corp. 110,586
7,300 Akebono Brake Industry Co., Ltd.* 5,281
1,027 AKWEL SADIR 8,512
6,206 Amotiv, Ltd. 40,717
3,410 ARB Corp., Ltd.* 85,465
252 Autoneum Holding AG 33,222
1,920 Brembo NV 18,162
10,300 Bridgestone Corp. 346,312
1,647 Bulten AB 10,824
1,876 CIE Automotive SA 49,233
20,359 Cie Generale des Etablissements Michelin SCA 668,421
12,732 CIR SpA-Compagnie Industriali* 7,897
4,638 Continental AG 311,423
2,800 Daido Metal Co., Ltd. 9,273
2,400 Daikyonishikawa Corp. 9,780
9,500 Denso Corp. 131,821
10,366 Dometic Group AB(a) 48,709
20,239 Dowlais Group plc 16,990
1,800 Eagle Industry Co., Ltd. 23,423
673 EDAG Engineering Group AG 4,912
1,724 ElringKlinger AG 7,498
1,500 Exco Technologies, Ltd. 7,838
1,700 Exedy Corp. 47,194
2,300 FCC Co., Ltd. 46,326
342 Feintool International Holding AG, Registered Shares 5,164
4,399 Forvia SE 39,556
1,000 F-Tech, Inc. 3,597
2,200 Fujikura Composites, Inc. 22,365
4,000 Futaba Industrial Co., Ltd. 18,151
6,562 Gestamp Automocion SA(a) 16,819
1,400 G-Tekt Corp. 15,516
648 Hella GmbH & Co. KGaA 59,595
1,600 HI-LEX Corp. 15,553
700 H-One Co., Ltd. 4,894
300 Imasen Electric Industrial 1,091
19,642 Johnson Electric Holdings, Ltd. 27,568
9,800 JTEKT Corp. 72,577
276 Kendrion NV* 2,965
6,700 Koito Manufacturing Co., Ltd. 84,576
25,060 Kongsberg Automotive ASA* 4,258
2,000 KYB Corp. 37,066
1,933 Linamar Corp. 76,376
9,613 Magna International, Inc. 401,829
613 Magna International, Inc., ADR 25,617
3,466 Martinrea International, Inc. 21,751
2,000 Mitsuba Corp. 12,208
400 Murakami Corp. 15,490
2,500 Musashi Seimitsu Industry Co., Ltd. 61,872
6,400 NHK Spring Co., Ltd. 80,404
600 Nichirin Co., Ltd. 13,069
3,200 Nifco, Inc. 77,030
2,200 Nippon Seiki Co., Ltd. 15,941
800 Nishikawa Rubber Co., Ltd. 11,383
4,200 Niterra Co., Ltd. 133,881

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Automobile Components, continued
2,700 NOK Corp. $ 42,118
7,243 Nokian Renkaat Oyj 55,092
1,900 NPR-RIKEN Corp. 30,697
1,743 Opmobility 18,112
2,600 Pacific Industrial Co., Ltd. 22,357
1,500 Piolax, Inc. 24,071
11,207 Pirelli & C SpA(a) 63,751
6,300 Press Kogyo Co., Ltd. 22,469
3,582 PWR Holdings, Ltd. 17,426
1,900 Sanoh Industrial Co., Ltd. 8,955
2,535 Schaeffler AG* 11,134
2,200 Seiren Co., Ltd. 38,730
2,400 Shoei Co., Ltd. 34,168
6,538 Sogefi SpA 13,442
5,600 Stanley Electric Co., Ltd. 91,872
15,500 Sumitomo Electric Industries, Ltd. 276,533
2,900 Sumitomo Riko Co., Ltd. 29,745
8,300 Sumitomo Rubber Industries, Ltd. 93,119
300 T RAD Co., Ltd. 6,989
1,400 Tachi-S Co., Ltd. 15,404
800 Taiho Kogyo Co., Ltd. 3,321
20,259 TI Fluid Systems plc(a) 48,820
2,500 Tokai Rika Co., Ltd. 35,970
2,500 Topre Corp. 31,509
6,400 Toyo Tire Corp. 99,499
2,800 Toyoda Gosei Co., Ltd. 48,886
3,800 Toyota Boshoku Corp. 49,142
1,500 TPR Co., Ltd. 23,190
4,400 TS Tech Co., Ltd. 49,899
2,000 Unipres Corp. 13,669
4,944 Valeo SE 47,154
3,400 Yokohama Rubber Co., Ltd. (The) 72,489
600 Yorozu Corp. 4,601
4,883,418
Automobiles (2.5%):
6,683 Bayerische Motoren Werke AG 546,741
643 Ferrari NV, ADR 273,172
398 Ferrari NV 170,734
49,800 Honda Motor Co., Ltd. 468,308
2,388 Honda Motor Co., Ltd., ADR 68,177
25,100 Isuzu Motors, Ltd. 340,176
298 Knaus Tabbert AG 3,664
22,800 Mazda Motor Corp. 154,348
17,560 Mercedes-Benz Group AG 978,491
29,100 Mitsubishi Motors Corp. 97,341
52,100 Nissan Motor Co., Ltd. 156,655
2,700 Nissan Shatai Co., Ltd. 17,163
8,981 Piaggio & C SpA 20,242
5,589 Renault SA 270,759
14,641 Stellantis NV, ADR 191,065
34,456 Stellantis NV 451,315
18,100 Subaru Corp. 318,983
20,500 Suzuki Motor Corp. 232,571
143,320 Toyota Motor Corp. 2,825,430
427 Trigano SA 54,086
597 Volkswagen AG 56,643
12,581 Volvo Car AB, Class B*^ 27,237
Shares Value
Common Stocks, continued
Automobiles, continued
35,200 Yamaha Motor Co., Ltd. $ 309,632
8,032,933
Banks (10.2%):
2,800 77 Bank, Ltd. (The) 80,967
11,825 ABN AMRO Bank NV(a) 182,380
536 Addiko Bank AG 10,937
58,913 AIB Group plc 325,088
1,500 Akita Bank, Ltd. (The) 21,126
3,419 Aktia Bank Oyj 32,616
189 Alandsbanken Abp, Class B 6,479
24,188 ANZ Group Holdings, Ltd.* 426,181
3,500 Aozora Bank, Ltd. 54,979
3,869 Auswide Bank, Ltd.* 11,608
1,900 Awa Bank, Ltd. (The) 32,885
22,269 Banca Monte dei Paschi di Siena SpA 156,881
20,525 Banca Popolare di Sondrio SPA 172,942
61,614 Banco Bilbao Vizcaya Argentaria SA 603,256
44,899 Banco Bilbao Vizcaya Argentaria SA, ADR 436,418
45,681 Banco BPM SpA 369,412
496,450 Banco Comercial Portugues SA, Class R 238,951
197,769 Banco de Sabadell SA 384,518
2,101 Banco di Desio e della Brianza SpA 14,728
123,722 Banco Santander SA 572,176
7,314 Bank Hapoalim BM 88,504
16,869 Bank Leumi Le-Israel BM 200,861
31,880 Bank of East Asia, Ltd. (The)* 40,491
1,912 Bank of Georgia Group plc 112,646
46,282 Bank of Ireland Group plc 421,971
900 Bank of Iwate, Ltd. (The) 16,086
2,471 Bank of Montreal 239,914
4,062 Bank of Montreal, ADR 394,217
500 Bank of Nagoya, Ltd. (The) 20,445
8,317 Bank of Nova Scotia (The), ADR 446,789
1,899 Bank of Nova Scotia (The) 101,986
37,913 Bank of Queensland, Ltd. 157,209
800 Bank of Saga, Ltd. (The) 11,233
2,000 Bank of the Ryukyus, Ltd. 13,465
38,197 Bankinter SA 302,266
71 Banque Cantonale de Geneve, Class BR 19,948
1,029 Banque Cantonale Vaudoise, Registered Shares 94,679
120,035 Barclays plc 401,915
2,296 BAWAG Group AG(a) 192,866
19,808 Bendigo & Adelaide Bank, Ltd. 160,299
317 Berner Kantonalbank AG, Registered Shares^ 82,112
8,488 BNP Paribas SA 519,761
35,542 BOC Hong Kong Holdings, Ltd. 114,184
57,818 BPER Banca SpA 367,124
56,151 CaixaBank SA 304,534
3,050 Canadian Imperial Bank of Commerce 192,957
5,363 Canadian Imperial Bank of Commerce, ADR 339,102
4,227 Canadian Western Bank* 172,780
10,400 Chiba Bank, Ltd. (The) 80,850
3,000 Chiba Kogyo Bank, Ltd. (The) 27,503
9,100 Chugin Financial Group, Inc. 94,847
6,677 Close Brothers Group plc* 19,644
19,384 Commerzbank AG 315,670
8,235 Commonwealth Bank of Australia 778,884
20,500 Concordia Financial Group, Ltd. 113,559
8,122 Credit Agricole SA 111,804

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Banks, continued
4,901 Credito Emiliano SpA $ 55,211
16,000 Dah Sing Banking Group, Ltd. 16,903
5,600 Dah Sing Financial Holdings, Ltd. 20,264
3,800 Daishi Hokuetsu Financial Group, Inc. 69,829
12,069 Danske Bank A/S 341,513
17,661 DBS Group Holdings, Ltd. 565,052
6,693 DNB Bank ASA 133,510
1,600 Ehime Bank, Ltd. (The) 11,310
1,682 EQB, Inc. 115,820
4,404 Erste Group Bank AG 272,066
650 FIDEA Holdings Co., Ltd. 5,831
15,344 FinecoBank Banca Fineco SpA 268,084
3,600 First Bank of Toyama, Ltd. (The) 24,455
1,095 First International Bank Of Israel, Ltd. (The) 54,056
1,000 Fukui Bank, Ltd. (The) 11,592
3,700 Fukuoka Financial Group, Inc. 92,815
11,200 Gunma Bank, Ltd. (The) 74,971
12,600 Hachijuni Bank, Ltd. (The) 80,162
4,005 Hang Seng Bank, Ltd. 49,276
34,267 Heartland Group Holdings, Ltd. 18,944
13,900 Hirogin Holdings, Inc. 102,842
1,000 Hokkoku Financial Holdings, Inc. 33,754
5,800 Hokuhoku Financial Group, Inc. 70,833
65,939 HSBC Holdings plc 647,928
15,317 HSBC Holdings plc, ADR 757,579
10,500 Hyakugo Bank, Ltd. (The) 41,739
1,000 Hyakujushi Bank, Ltd. (The) 20,585
3 Hypothekarbank Lenzburg AG, Class R 13,359
27,088 ING Groep NV 423,507
93,538 Intesa Sanpaolo SpA 374,061
21,360 Israel Discount Bank, Ltd., Class A 146,351
9,700 Iyogin Holdings, Inc. 93,669
12,900 Japan Post Bank Co., Ltd. 122,587
44,262 Judo Capital Holdings, Ltd.* 49,714
2,000 Juroku Financial Group, Inc. 53,967
1,969 Jyske Bank A/S, Registered Shares 139,496
10,068 KBC Group NV 774,982
5,800 Keiyo Bank, Ltd. (The) 29,061
400 Kita-Nippon Bank, Ltd. (The) 7,628
3,000 Kiyo Bank, Ltd. (The) 41,906
4,700 Kyoto Financial Group, Inc. 69,335
13,390 Kyushu Financial Group, Inc. 60,869
1,096 Laurentian Bank of Canada* 22,083
562 Liechtensteinische Landesbank AG 43,537
100,936 Lloyds Banking Group plc, ADR 274,546
362,341 Lloyds Banking Group plc 247,141
583 Luzerner Kantonalbank AG, Registered Shares 41,061
27,470 Mebuki Financial Group, Inc. 111,002
13,201 Mediobanca Banca di Credito Finanziario SpA 192,319
80,600 Mitsubishi UFJ Financial Group, Inc. 945,319
800 Miyazaki Bank, Ltd. (The) 15,706
1,267 Mizrahi Tefahot Bank, Ltd. 54,903
19,480 Mizuho Financial Group, Inc. 475,312
1,300 Musashino Bank, Ltd. (The) 24,571
5,245 MyState, Ltd.* 14,477
1,300 Nanto Bank, Ltd. (The) 26,658
25,317 National Australia Bank, Ltd. 579,746
9,732 National Bank of Canada 887,276
7,829 NatWest Group plc, ADR 79,621
Shares Value
Common Stocks, continued
Banks, continued
91,647 NatWest Group plc $ 461,221
4,800 Nishi-Nippon Financial Holdings, Inc. 61,871
51,291 Nordea Bank Abp 555,878
14,112 Nordea Bank Abp Helsinki 153,675
3,381 Norion Bank AB* 11,119
15,000 North Pacific Bank, Ltd. 43,122
1,800 Ogaki Kyoritsu Bank, Ltd. (The) 21,982
1,000 Oita Bank, Ltd. (The) 19,709
820 Okinawa Financial Group, Inc. 13,464
461 Oma Saastopankki Oyj 5,062
22,346 Oversea-Chinese Banking Corp., Ltd. 272,951
2,493 Pareto Bank ASA 14,822
5,215 Permanent TSB Group Holdings plc* 7,775
1,522 Procrea Holdings, Inc. 17,032
28,000 Public Financial Holdings, Ltd.* 5,264
4,183 Raiffeisen Bank International AG 85,686
1,400 Rakuten Bank, Ltd.* 39,355
21,175 Resona Holdings, Inc. 154,105
1,316 Ringkjoebing Landbobank A/S 220,321
12,835 Royal Bank of Canada 1,547,737
6,129 Royal Bank of Canada, ADR 738,606
1,190 San ju San Financial Group, Inc. 17,129
9,000 San-In Godo Bank, Ltd. (The) 71,531
1,300 SBI Sumishin Net Bank, Ltd. 31,337
11,600 Senshu Ikeda Holdings, Inc. 29,211
26,300 Seven Bank, Ltd. 52,117
2,200 Shiga Bank, Ltd. (The) 54,977
3,500 Shikoku Bank, Ltd. (The) 25,837
400 Shimizu Bank, Ltd. (The) 3,639
9,000 Shizuoka Financial Group, Inc. 72,833
19,850 Skandinaviska Enskilda Banken AB, Class A 272,142
11,891 Societe Generale SA 332,888
3,454 Spar Nord Bank A/S 98,819
1,288 Sparebank 1 Oestlandet 17,847
4,318 SpareBank 1 Sor-Norge ASA 55,747
1,551 Sparebanken More 13,226
801 Sparebanken Sor 13,931
523 Sparekassen Sjaelland-Fyn A/S 18,128
126 St Galler Kantonalbank AG, Registered Shares 60,736
37,791 Standard Chartered plc 465,467
30,300 Sumitomo Mitsui Financial Group, Inc. 729,726
5,900 Sumitomo Mitsui Trust Group, Inc. 138,505
8,000 Suruga Bank, Ltd. 57,386
11,874 Svenska Handelsbanken AB, Class A 122,728
7,412 Swedbank AB, Class A 146,279
2,725 Sydbank AS 143,851
2,229 TBC Bank Group plc* 87,048
435 TF Bank AB* 14,361
4,500 Tochigi Bank, Ltd. (The) 8,040
6,500 Toho Bank, Ltd. (The) 12,081
1,100 Tokyo Kiraboshi Financial Group, Inc. 31,581
7,500 TOMONY Holdings, Inc. 21,137
5,540 Toronto-Dominion Bank (The), ADR 294,950
16,877 Toronto-Dominion Bank (The) 898,627
2,100 Towa Bank, Ltd. (The) 8,498
6,200 Tsukuba Bank, Ltd. 9,581
64,696 Unicaja Banco SA(a) 85,375
12,367 UniCredit SpA 493,675
20,027 United Overseas Bank, Ltd. 533,147

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Banks, continued
743 Valiant Holding AG $ 86,458
900 VersaBank 12,465
30,944 Vestjysk Bank A/S 18,338
239 Walliser Kantonalbank, Registered Shares 28,979
27,945 Westpac Banking Corp. 557,580
1,600 Yamagata Bank, Ltd. (The) 10,112
7,300 Yamaguchi Financial Group, Inc. 76,151
1,800 Yamanashi Chuo Bank, Ltd. (The) 21,352
6 Zuger Kantonalbank, Class BR 54,499
32,461,136
Beverages (1.0%):
3,168 AG Barr plc 24,120
1,900 Andrew Peller, Ltd., Class A 5,473
10,741 Anheuser-Busch InBev SA/NV 537,361
20,200 Asahi Group Holdings, Ltd. 211,717
13,102 Britvic plc 214,676
30,200 Budweiser Brewing Co. APAC, Ltd.(a) 29,128
14,772 C&C Group plc 26,933
3,043 Carlsberg AS, Class B 291,546
4,300 Coca-Cola Bottlers Japan Holdings, Inc. 67,850
3,519 Coca-Cola Europacific Partners plc 270,294
3,146 Coca-Cola HBC AG 107,376
1,384 Diageo plc, ADR 175,948
8,372 Diageo plc 265,994
2,295 Heineken NV 162,932
2,400 Ito En, Ltd. 53,996
8,000 Kirin Holdings Co., Ltd. 103,829
109 Laurent-Perrier 11,605
2,800 Lifedrink Co., Inc. 40,183
653 Olvi Oyj, A Shares 19,746
684 Pernod Ricard SA 76,489
6,350 Primo Brands Corp. 195,390
2,032 Royal Unibrew A/S 142,692
900 Sapporo Holdings, Ltd. 47,412
2,400 Suntory Beverage & Food, Ltd. 76,189
5,400 Takara Holdings, Inc. 46,318
12,746 Treasury Wine Estates, Ltd. 89,363
3,294,560
Biotechnology (0.4%):
24,100 AnGes, Inc.* 8,070
86 Argenx SE* 53,091
57 Argenx SE, ADR* 35,055
2,965 Bavarian Nordic A/S* 77,829
3,051 BioGaia AB, B Shares 30,867
760 Clinuvel Pharmaceuticals, Ltd.^ 5,667
1,294 CSL, Ltd. 225,354
1,490 Galapagos NV* 40,866
1,101 Genmab A/S* 229,459
2,700 GNI Group, Ltd.* 57,792
2,347 Grifols SA* 22,150
9,021 Mesoblast, Ltd.* 17,433
2,600 PeptiDream, Inc.* 43,165
176 Pharma Mar SA 14,548
20,503 Pharming Group NV* 19,646
9,666 PureTech Health plc* 18,114
1,337 Swedish Orphan Biovitrum AB* 38,435
2,800 Takara Bio, Inc. 18,550
2,687 Telix Pharmaceuticals, Ltd.* 40,792
Shares Value
Common Stocks, continued
Biotechnology, continued
1,960 Vitrolife AB $ 38,096
2,224 Zealand Pharma A/S* 220,984
1,255,963
Broadline Retail (0.9%):
1,600 ASKUL Corp. 17,039
29,643 B&M European Value Retail SA 136,143
1,600 Beenos, Inc. 40,438
1,900 Belluna Co., Ltd. 9,346
1,959 Canadian Tire Corp., Ltd., Class A* 206,109
5,007 Dollarama, Inc. 488,681
6,374 Europris ASA(a) 40,747
24,372 Harvey Norman Holdings, Ltd. 70,453
1,900 Isetan Mitsukoshi Holdings, Ltd. 32,567
1,000 Izumi Co., Ltd. 20,426
11,200 J. Front Retailing Co., Ltd. 149,217
4,015 Lindex Group OYJ* 11,170
7,877 Max Stock, Ltd. 25,054
4,200 Mercari, Inc.* 47,407
30,000 Metro Holdings, Ltd. 10,105
47,139 Myer Holdings, Ltd. 35,901
2,207 Next plc 262,239
3,400 Pan Pacific International Holdings Corp. 92,300
7,938 Prosus NV* 314,760
3,776 Puuilo Oyj 39,955
5,800 Rakuten Group, Inc. 31,251
4,700 Ryohin Keikaku Co., Ltd. 106,442
1,600 Seria Co., Ltd. 28,666
11,800 Takashimaya Co., Ltd. 93,682
24,280 THG plc* 13,618
2,195 Tokmanni Group Corp. 27,533
3,646 Warehouse Group, Ltd. (The) 2,120
9,810 Wesfarmers, Ltd. 433,193
4,000 Wing On Co. International, Ltd. 6,181
2,792,743
Building Products (1.1%):
4,500 AGC, Inc. 131,370
2,028 Arbonia AG* 24,972
3,907 Assa Abloy AB, Class B 114,922
165 Belimo Holding AG, Class R 109,023
2,400 Bunka Shutter Co., Ltd. 29,437
1,101 Carel Industries SpA(a) 21,096
1,800 Central Glass Co., Ltd. 37,679
4,442 Cie de Saint-Gobain SA 390,953
2,900 Daikin Industries, Ltd. 339,784
5,524 Deceuninck NV 13,880
130 dormakaba Holding AG 92,263
39,715 Fletcher Building, Ltd.* 62,925
35 Forbo Holding AG, Registered Shares 29,088
713 Geberit AG, Registered Shares 402,547
9,771 Genuit Group plc 47,639
12,753 GWA Group, Ltd. 19,082
7,079 Inrom Construction Industries, Ltd.^ 33,568
2,938 Inwido AB 49,278
5,198 James Halstead plc 11,251
3,006 Kingspan Group plc 218,610
1,200 Komatsu Wall Industry Co., Ltd. 12,018
1,300 Kondotec, Inc. 11,132
2,281 Lindab International AB 47,373

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Building Products, continued
12,600 Lixil Corp. $ 137,497
687 LU-VE SpA 19,807
297 Meier Tobler Group AG 9,239
3,351 Munters Group AB(a) 56,357
641 Nederman Holding AB 12,587
2,170 Nibe Industrier AB, Class B 8,506
2,400 Nichias Corp. 84,544
1,100 Nichiha Corp. 20,305
600 Nihon Dengi Co., Ltd. 12,889
1,800 Nihon Flush Co., Ltd. 9,331
4,900 Nippon Sheet Glass Co., Ltd.* 11,027
2 Norcros plc 6
1,552 Nordic Waterproofing Holding AB 23,881
1,500 Noritz Corp. 15,759
1,400 Okabe Co., Ltd. 6,782
27,365 Reliance Worldwide Corp., Ltd. 84,796
238 ROCKWOOL A/S, Class A 83,684
448 ROCKWOOL A/S, Class B 158,804
1,900 Sankyo Tateyama, Inc. 8,032
3,400 Sanwa Holdings Corp. 94,091
47 Schweiter Technologies AG 21,350
700 Sekisui Jushi Corp. 9,446
1,400 Shin Nippon Air Technologies Co., Ltd. 17,923
2,700 Sinko Industries, Ltd. 21,637
3,824 Systemair AB 30,671
1,800 Takara Standard Co., Ltd. 19,230
700 Takasago Thermal Engineering Co., Ltd. 28,276
1,100 TOTO, Ltd. 26,390
3,919 Volution Group plc 27,414
59,448 Xinyi Glass Holdings, Ltd.* 60,453
533 Zehnder Group AG, Registered Shares 26,486
3,397,090
Capital Markets (3.2%):
8,719 3i Group plc 387,282
24,792 ABG Sundal Collier Holding ASA 15,432
54,618 abrdn plc 96,154
3,200 AGF Management, Ltd., Class B* 23,756
900 Aizawa Securities Group Co., Ltd. 10,039
14,871 AJ Bell plc 83,679
14,996 Allfunds Group plc 78,282
903 Altamir 21,153
1,582 Amundi SA(a) 104,312
7,128 Anima Holding SpA(a) 49,071
16,877 Ashmore Group plc 33,658
921 ASX, Ltd. 37,016
4,100 Australian Ethical Investment, Ltd. 13,668
3,403 Avanza Bank Holding AB 83,802
4,926 Azimut Holding SpA 122,470
3,013 Banca Generali SpA 139,921
521 Bellevue Group AG, Class BR 6,460
5,672 Bridgepoint Group plc(a) 25,323
80,000 Bright Smart Securities & Commodities Group, Ltd. 23,488
5,696 Brookfield Corp. 327,422
614 Brookfield Corp., ADR 35,274
563 Brooks Macdonald Group plc 11,794
2,688 Bure Equity AB 92,905
2,497 Canaccord Genuity Group, Inc. 17,564
4,442 CI Financial Corp. 95,621
228 Cie Financiere Tradition SA, Class BR 46,341
Shares Value
Common Stocks, continued
Capital Markets, continued
5,668 CMC Markets plc(a) $ 17,573
19,000 Daiwa Securities Group, Inc. 124,960
25,588 Deutsche Bank AG, Registered Shares 440,920
8,391 Deutsche Bank AG, Registered Shares, ADR 143,066
552 Deutsche Beteiligungs AG 13,150
2,848 Deutsche Boerse AG 656,163
1,964 DWS Group GmbH & Co. KGaA(a) 80,969
4,307 EFG International AG 62,446
170 eQ Oyj 2,279
899 EQT Holdings, Ltd.* 17,766
1,656 Euronext NV(a) 185,578
4,000 Fiera Capital Corp. 25,103
3,602 flatexDEGIRO AG 55,109
838 Flow Traders, Ltd. 18,749
1,819 Foresight Group Holdings, Ltd. 9,359
5,224 GAM Holding AG* 505
2,674 Georgia Capital plc* 40,043
1,396 Gimv NV* 57,851
2,400 GMO Financial Holdings, Inc. 10,410
1,175 Guardian Capital Group, Ltd. 34,867
142,000 Guotai Junan International Holdings, Ltd. 20,480
12,880 Hargreaves Lansdown plc 177,005
9,594 Hong Kong Exchanges & Clearing, Ltd. 364,223
1,131 HUB24, Ltd. 48,513
2,000 Ichiyoshi Securities Co., Ltd. 12,137
5,100 iFAST Corp., Ltd. 27,692
16,800 IG Group Holdings plc 207,734
3,232 IGM Financial, Inc. 103,236
4,298 Impax Asset Management Group plc 13,283
28,403 Insignia Financial, Ltd.* 62,398
10,820 IntegraFin Holdings plc 46,789
5,334 Intermediate Capital Group plc 137,706
16,588 Investec plc 112,912
49,718 IP Group plc* 33,522
1,700 IwaiCosmo Holdings, Inc. 24,823
3,400 JAFCO Group Co., Ltd. 46,509
16,600 Japan Exchange Group, Inc. 184,504
3,861 Julius Baer Group, Ltd. 249,165
17,082 Jupiter Fund Management plc 18,550
800 Kyokuto Securities Co., Ltd. 7,504
2,122 Liontrust Asset Management plc 12,632
884 London Stock Exchange Group plc 124,454
4,984 MA Financial Group, Ltd. 18,856
2,026 Macquarie Group, Ltd. 278,112
8,413 Magellan Financial Group, Ltd. 57,672
22,059 Man Group plc 59,144
2,300 Marusan Securities Co., Ltd. 14,536
6,300 Matsui Securities Co., Ltd. 32,550
2,471 Meitav Investment House, Ltd. 20,764
2,900 Mito Securities Co., Ltd. 10,450
3,035 MLP SE 19,289
496 Mutares SE & Co. KGaA 12,339
24,829 Navigator Global Investments, Ltd. 26,434
4,775 Netwealth Group, Ltd. 85,097
17,199 Ninety One plc 31,288
30,700 Nomura Holdings, Inc. 178,546
1,900 Nordnet AB (publ) 40,380
18,105 NZX, Ltd. 14,750
7,300 Okasan Securities Group, Inc. 29,368

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Capital Markets, continued
2,547 Onex Corp. $ 198,968
391 Partners Group Holding AG 530,934
2,699 Perpetual, Ltd.* 33,249
1,672 Pinnacle Investment Management Group, Ltd.* 23,558
11,593 Platinum Asset Management, Ltd.^ 4,951
2,595 Polar Capital Holdings plc 16,498
75,182 Quilter plc(a) 144,569
942 Rathbones Group plc 19,576
9,785 Ratos AB, B Shares 27,721
4,600 SBI Holdings, Inc. 114,937
16,881 Schroders plc 68,029
14,600 Singapore Exchange, Ltd. 136,076
840 Sparx Group Co., Ltd. 8,113
700 Sprott, Inc. 29,499
11,465 St James's Place plc 124,141
700 Strike Co., Ltd. 16,266
514 Swissquote Group Holding SA, Registered Shares 196,894
1,296 Taaleri plc 10,778
2,584 Tamburi Investment Partners SpA 22,447
4,230 Tel Aviv Stock Exchange, Ltd. 49,124
1,383 Tikehau Capital SCA 29,344
3,155 TMX Group, Ltd. 97,198
8,500 Tokai Tokyo Financial Holdings, Inc. 26,476
4,000 Toyo Securities Co., Ltd. 14,192
45,979 TP ICAP Group plc 147,997
4,322 UBS Group AG, ADR 131,043
22,703 UBS Group AG 692,568
23,024 UOB-Kay Hian Holdings, Ltd.* 28,338
22,000 Value Partners Group, Ltd.* 4,335
1,528 Van Lanschot Kempen NV 68,643
1,857 VIEL & Cie SA 22,117
1,341 Vontobel Holding AG, Class R 93,931
245 VP Bank AG, Class A 20,902
574 VZ Holding AG 91,139
3,692 XPS Pensions Group plc 15,758
10,204,408
Chemicals (3.3%):
6,100 5N Plus, Inc.* 31,321
900 Achilles Corp. 8,236
3,100 ADEKA Corp. 55,238
1,800 Aica Kogyo Co., Ltd. 37,632
2,095 Air Liquide SA 338,655
9,200 Air Water, Inc. 111,052
3,964 Akzo Nobel NV 237,980
700 Arakawa Chemical Industries, Ltd. 4,870
2,379 Arkema SA 181,388
1,200 Artience Co., Ltd. 23,816
28,200 Asahi Kasei Corp. 194,256
1,100 ASAHI YUKIZAI Corp. 31,059
25,258 BASF SE 1,110,520
1,939 Borregaard ASA 31,121
400 C Uyemura & Co., Ltd. 27,429
2,800 Carlit Co., Ltd. 21,630
52,400 China Sunsine Chemical Holdings, Ltd. 17,068
1,400 Chugoku Marine Paints, Ltd. 20,904
8,380 Clariant AG, Registered Shares 93,491
2,024 Corbion NV 45,318
6,036 Covestro AG* 362,586
1,507 Croda International plc 63,830
Shares Value
Common Stocks, continued
Chemicals, continued
1,000 Dai Nippon Toryo Co., Ltd. $ 7,327
10,600 Daicel Corp. 93,745
1,700 Daiichi Kigenso Kagaku-Kogyo Co., Ltd. 7,648
900 Dainichiseika Color & Chemicals Manufacturing
Co., Ltd. 17,158
3,200 Denka Co., Ltd. 45,021
3,300 DIC Corp. 70,398
200 DKS Co., Ltd. 4,870
1,349 DSM-Firmenich AG 136,189
19,833 Elementis plc 35,968
13,127 Elkem ASA*(a) 20,220
30 EMS-Chemie Holding AG 20,211
8,516 Ercros SA 31,143
9,485 Essentra plc 15,787
8,885 Evonik Industries AG 153,958
1,418 FUCHS SE 46,698
1,500 Fuso Chemical Co., Ltd. 33,592
51 Givaudan SA, Registered Shares 223,583
200 Gurit Holding AG, Class BR 3,350
7,873 Hexpol AB 73,257
700 Hodogaya Chemical Co., Ltd. 16,961
7,000 ICL Group, Ltd. 34,673
77,951 Incitec Pivot, Ltd. 141,023
1,500 Ishihara Sangyo Kaisha, Ltd. 14,503
1,000 JCU Corp. 24,164
6,129 Johnson Matthey plc 102,764
700 JSP Corp. 9,648
2,800 Kaneka Corp. 66,248
6,800 Kansai Paint Co., Ltd. 97,250
3,300 Kanto Denka Kogyo Co., Ltd. 20,285
600 KeePer Technical Laboratory Co., Ltd.^ 18,155
1,600 KEIWA, Inc. 10,081
6,014 Kemira Oyj 121,556
1,400 KH Neochem Co, Ltd. 17,993
1,500 Koatsu Gas Kogyo Co., Ltd. 7,734
2,000 Konishi Co., Ltd. 16,490
3,400 Kumiai Chemical Industry Co., Ltd. 16,158
15,400 Kuraray Co., Ltd. 220,282
1,800 Kureha Corp. 32,712
1,200 Kuriyama Holdings Corp. 9,427
2,749 LANXESS AG 67,179
549 Lenzing AG*^ 16,771
1,900 Lintec Corp. 36,538
400 MEC Co., Ltd. 8,771
2,600 Methanex Corp. 129,937
929 Methanex Corp., ADR 46,394
58,500 Mitsubishi Chemical Group Corp. 294,408
4,600 Mitsubishi Gas Chemical Co., Inc. 81,653
3,400 Mitsui Chemicals, Inc. 74,200
600 Moriroku Holdings Co., Ltd. 7,614
12,400 Nanofilm Technologies International, Ltd.^ 6,849
800 Nihon Kagaku Sangyo Co., Ltd. 7,403
2,300 Nihon Nohyaku Co., Ltd. 10,230
4,000 Nihon Parkerizing Co., Ltd. 32,840
600 Nippon Chemical Industrial Co., Ltd. 8,960
8,800 Nippon Kayaku Co., Ltd. 71,454
12,300 Nippon Paint Holdings Co., Ltd. 79,791
3,800 Nippon Sanso Holdings Corp. 105,539
3,900 Nippon Shokubai Co., Ltd. 47,175

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Chemicals, continued
2,200 Nippon Soda Co., Ltd. $ 40,412
2,600 Nissan Chemical Corp. 80,900
18,000 Nitto Denko Corp. 301,029
7,600 NOF Corp. 105,404
5,423 Novonesis (Novozymes) B 306,090
15,578 Nufarm, Ltd.* 34,139
6,344 Nutrien, Ltd. 283,898
3,137 Nutrien, Ltd., ADR 140,381
3,787 OCI NV* 42,269
500 Okamoto Industries, Inc. 18,244
600 Okura Industrial Co., Ltd. 11,413
20,649 Orica, Ltd.* 212,126
900 Osaka Organic Chemical Industry, Ltd. 16,317
1,000 PILLAR Corp. 27,156
1,200 Rasa Industries, Ltd. 20,615
1,958 Recticel SA 21,169
5,800 Resonac Holdings Corp. 145,687
2,800 Riken Technos Corp. 19,011
500 Sakai Chemical Industry Co., Ltd. 8,252
2,400 Sakata INX Corp. 26,287
700 Sanyo Chemical Industries, Ltd. 18,248
900 Sekisui Kasei Co., Ltd. 2,023
1,100 Shikoku Kasei Holdings Corp. 14,359
12,300 Shin-Etsu Chemical Co., Ltd. 406,798
1,800 Shin-Etsu Polymer Co., Ltd. 18,860
886 Sika AG, Registered Shares 210,628
300 SK Kaken Co., Ltd. 17,958
600 Soken Chemical & Engineering Co., Ltd. 13,771
1,125 SOL SpA 43,275
3,243 Solvay SA, Class A 104,672
285 SP Group A/S 12,192
400 Stella Chemifa Corp. 11,135
2,600 Sumitomo Bakelite Co., Ltd. 63,019
39,300 Sumitomo Chemical Co., Ltd. 86,339
300 Sumitomo Seika Chemicals Co., Ltd. 9,051
3,243 Syensqo SA 237,332
1,211 Symrise AG 128,735
4,585 Synthomer plc* 9,219
700 T Hasegawa Co., Ltd. 13,691
1,800 Taiyo Holdings Co., Ltd. 46,516
600 Takasago International Corp. 22,239
2,100 Tanaka Chemical Corp. 6,910
600 Tayca Corp. 6,023
6,900 Teijin, Ltd. 58,273
500 Tenma Corp. 9,097
1,196 Tessenderlo Group SA 23,413
5,500 Toagosei Co., Ltd. 52,608
9,200 Tokai Carbon Co., Ltd. 53,044
2,200 Tokuyama Corp. 36,452
1,000 Tokyo Ohka Kogyo Co., Ltd. 22,014
25,100 Toray Industries, Inc. 158,337
6,300 Tosoh Corp. 84,109
400 Toyo Gosei Co., Ltd. 13,633
3,400 Toyobo Co., Ltd. 20,792
5,300 UBE Corp. 81,219
1,041 Umicore SA 10,680
700 Valqua, Ltd. 14,419
2,109 Victrex plc 28,400
571 Wacker Chemie AG 41,416
Shares Value
Common Stocks, continued
Chemicals, continued
1,291 Yara International ASA $ 34,149
800 Yushiro Chemical Industry Co., Ltd. 10,937
700 Zacros Corp. 19,179
7,900 Zeon Corp. 74,764
10,432,063
Commercial Services & Supplies (1.2%):
800 Aeon Delight Co., Ltd. 21,993
223,280 AMA Group, Ltd.* 7,735
1,123 Befesa SA(a) 24,106
896 Bilfinger SE 42,919
3,449 Black Diamond Group, Ltd. 22,557
700 Boyd Group Services, Inc. 105,577
26,523 Brambles, Ltd. 315,234
7,404 Bravida Holding AB(a) 53,681
200 Calian Group, Ltd. 6,728
300 Central Security Patrols Co., Ltd. 5,661
338 Cewe Stiftung & Co. KGaA 36,200
58,603 Cleanaway Waste Management, Ltd.* 96,035
3,808 Coor Service Management Holding AB(a) 11,806
2,400 CTS Co., Ltd. 13,711
5,200 Dai Nippon Printing Co., Ltd. 72,896
2,200 Daiseki Co., Ltd. 50,035
6,041 De La Rue plc* 7,801
3,731 Derichebourg SA 20,694
2,180 Dexterra Group, Inc. 11,831
401 DO & CO AG* 74,756
4,446 doValue SpA*(a) 6,618
26,433 Downer EDI, Ltd. 85,705
1,100 Duskin Co., Ltd. 25,951
16,359 Element Fleet Management Corp. 330,754
8,382 Elis SA 163,030
300 GDI Integrated Facility Services, Inc.* 8,192
2,243 GFL Environmental, Inc. 100,001
435 GL Events SACA^ 8,248
800 gremz, Inc. 13,039
900 Inaba Seisakusho Co., Ltd. 10,252
1,400 Inui Global Logistics Co., Ltd. 15,085
8,471 ISS A/S 154,508
1,800 Itoki Corp. 18,636
2,600 Japan Elevator Service Holdings Co., Ltd. 47,769
21,513 Johnson Service Group plc 36,456
1,900 Kimura Unity Co., Ltd. 18,071
3,000 Kokuyo Co., Ltd. 53,091
4,600 Kosaido Holdings Co., Ltd. 14,636
400 Kyodo Printing Co., Ltd. 10,175
2,302 Lassila & Tikanoja Oyj 18,762
3,524 Loomis AB 107,285
5,038 Mader Group, Ltd. 18,766
700 Matsuda Sangyo Co., Ltd. 14,266
5,449 Mears Group plc 24,615
39,904 Mitie Group plc 54,703
600 Mitsubishi Pencil Co., Ltd. 8,740
2,800 NAC Co., Ltd. 10,510
900 Nichiban Co., Ltd. 12,044
15,900 Nippon Parking Development Co., Ltd. 21,538
1,600 Okamura Corp. 20,845
1,100 Oyo Corp. 17,895
5,600 Park24 Co., Ltd. 78,234
1,100 Pilot Corp. 33,868

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
491 Pluxee NV $ 9,451
2,400 Prestige International, Inc. 10,322
22,243 Prosegur Cash SA(a) 12,717
2,200 Raksul, Inc.^ 18,346
1,181 RB Global, Inc. 106,605
4,183 Renewi plc 42,358
11,995 Rentokil Initial plc 59,579
900 Sato Holdings Corp. 12,528
952 Sdiptech AB* 20,468
95 Seche Environnement SACA 7,645
1,400 Secom Co., Ltd. 47,296
9,675 Securitas AB, Class B 119,768
51,490 Serco Group plc 97,549
1,227 Societe BIC SA 81,084
15,000 Sohgo Security Services Co., Ltd. 102,740
5,217 SPIE SA 161,828
700 Studio Alice Co., Ltd. 9,344
1,300 Takara & Co., Ltd. 23,266
1,817 Takkt AG 14,494
3,880 TOPPAN Holdings, Inc. 102,700
2,000 TRE Holdings Corp. 19,144
418 Waste Connections, Inc., ADR 71,72 0
1,000 Waste Connections, Inc. 1 71, 5 72
3,886,768
Communications Equipment (0.3%):
2,301 ADTRAN Holdings, Inc.* 19,167
485 Adtran Networks SE 10,025
700 Aiphone Co., Ltd. 12,140
1,000 AudioCodes, Ltd. 9,740
700 DKK Co., Ltd. 7,271
1,700 Evertz Technologies, Ltd. 14,903
980 EVS Broadcast Equipment SA 31,226
1,021 HMS Networks AB 39,931
500 Icom, Inc. 8,721
71,424 Nokia Oyj 315,519
23,787 Nokia Oyj, ADR 105,376
10,200 Quarterhill, Inc.* 11,639
418 RTX A/S* 3,275
600 Sangoma Technologies Corp.* 4,175
10,363 Spirent Communications plc* 22,923
684 Telefonaktiebolaget LM Ericsson, Class A 5,558
42,620 Telefonaktiebolaget LM Ericsson, Class B 344,698
7,500 VTech Holdings, Ltd. 51,001
1,017,288
Construction & Engineering (2.2%):
1,210 Ackermans & van Haaren NV 238,754
4,920 ACS Actividades de Construccion y Servicios SA* 246,868
3,353 Aecon Group, Inc. 63,500
1,375 AF Gruppen ASA 17,934
3,000 Asanuma Corp. 12,739
1,130 Ashtrom Group, Ltd.* 19,753
3,162 AtkinsRealis Group, Inc. 167,769
2,010 Badger Infrastructure Solutions, Ltd. 50,177
16,822 Balfour Beatty plc 95,602
3,000 Bird Construction, Inc. 54,394
17,546 Boustead Singapore, Ltd. 13,235
8,388 Bouygues SA 247,595
428 Burkhalter Holding AG 42,925
Shares Value
Common Stocks, continued
Construction & Engineering, continued
1,700 Chudenko Corp. $ 36,003
494 Cie d'Entreprises CFE 2,973
4,621 COMSYS Holdings Corp. 94,229
6,159 Costain Group plc* 8,157
1,000 CTI Engineering Co., Ltd. 15,508
1,000 Dai-Dan Co., Ltd. 24,230
900 Daiho Corp. 18,990
335 Deme Group NV 47,813
4,053 Eiffage SA 355,669
1,640 Elecnor SA 27,192
100 Electra, Ltd./Israel 56,341
7,737 Eltel AB*(a) 4,503
37,002 Empresas ICA SAB de CV*(b) —
5,200 EXEO Group, Inc. 56,961
3,957 Ferrovial SE 166,070
440 Fudo Tetra Corp. 5,943
7,223 Fugro NV 124,665
200 Fukuda Corp. 6,616
4,363 Galliford Try Holdings plc 21,185
3,400 Hazama Ando Corp. 25,719
600 Hibiya Engineering, Ltd. 14,415
780 HOCHTIEF AG 104,795
783 Implenia AG, Registered Shares 26,495
5,936 INFRONEER Holdings, Inc. 45,812
5,765 Instalco AB 17,182
700 Integrated Design & Engineering Holdings Co., Ltd. 28,879
5,400 JDC Corp. 17,714
8,300 JGC Holdings Corp. 68,657
7,364 Johns Lyng Group, Ltd. 17,032
3,500 Kajima Corp. 63,497
3,000 Kandenko Co., Ltd. 43,826
900 Kawada Technologies, Inc. 15,597
3,807 Keller Group plc 68,699
19,638 Kier Group plc 36,473
3,800 Kinden Corp. 72,905
16,720 Koninklijke BAM Groep NV* 72,417
2,013 Koninklijke Heijmans NV* 65,434
1,600 Kumagai Gumi Co., Ltd. 40,154
1,735 Kvutzat Acro, Ltd. 27,087
800 Kyudenko Corp. 26,124
1,447 Lycopodium, Ltd. 8,900
7,887 Maas Group Holdings, Ltd. 23,422
5,316 Maire SpA 45,458
31,500 MECOM Power and Construction, Ltd.* 690
1,700 Meisei Industrial Co., Ltd. 15,486
3,300 MIRAIT ONE Corp. 47,978
700 Mitsubishi Kakoki Kaisha, Ltd. 16,561
1,800 Miyaji Engineering Group, Inc. 22,944
3,871 Monadelphous Group, Ltd.* 33,465
1,573 Morgan Sindall Group plc 76,668
6,701 Mota-Engil SGPS SA 20,226
4,687 NCC AB, Class B 68,820
1,000 Nichireki Group Co., Ltd. 16,971
1,600 Nippon Densetsu Kogyo Co., Ltd. 20,106
2,300 Nippon Road Co., Ltd. (The) 25,849
20,879 NRW Holdings, Ltd. 49,482
9,800 Obayashi Corp. 129,309
41,702 Obrascon Huarte Lain SA* 17,426
1,800 Okumura Corp. 44,845

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
8,600 Oriental Shiraishi Corp. $ 21,374
9,643 Peab AB, Class B 69,039
12,800 Penta-Ocean Construction Co., Ltd. 52,935
1,053 Per Aarsleff Holding A/S 73,435
999 Porr AG 18,347
1,500 Raito Kogyo Co., Ltd. 21,047
1,700 Raiznext Corp. 16,782
4,373 Renew Holdings plc 49,520
17,373 Sacyr SA* 57,260
1,900 Sanki Engineering Co., Ltd. 37,957
1,700 Seikitokyu Kogyo Co., Ltd. 16,767
40,165 Service Stream, Ltd. 38,662
16,220 Severfield plc 10,425
3,211 Shapir Engineering and Industry, Ltd.* 24,104
14,428 Shikun & Binui, Ltd.* 53,121
10,300 Shimizu Corp. 81,390
1,500 Shinnihon Corp. 14,914
1,100 SHO-BOND Holdings Co., Ltd.^ 36,322
6,342 Skanska AB, Class B 133,424
14,496 Southern Cross Electrical Engineering, Ltd.* 14,009
31,648 SRG Global, Ltd. 27,070
1,361 Stantec, Inc. 106,793
1,244 Stantec, Inc., ADR 97,592
1,400 Strabag SE, Class BR 57,264
900 Subaru Enterprise Co., Ltd. 19,540
600 Sumitomo Densetsu Co., Ltd. 18,658
6,980 Sumitomo Mitsui Construction Co., Ltd. 18,325
3,746 Sweco AB, Class B 55,775
700 Taihei Dengyo Kaisha, Ltd. 22,263
800 Taikisha, Ltd. 25,252
1,500 Taisei Corp. 62,960
1,400 Takamatsu Construction Group Co., Ltd. 24,857
400 Tekken Corp. 6,132
7,300 Tess Holdings Co., Ltd. 12,781
3,600 Toa Corp. 27,124
2,500 TOA ROAD Corp. 20,667
1,630 Tobishima Holdings, Inc.* 16,863
8,600 Toda Corp. 52,193
2,000 Toenec Corp. 12,447
1,000 Tokyo Energy & Systems, Inc. 6,972
5,100 Tokyu Construction Co., Ltd. 23,374
1,100 Totetsu Kogyo Co., Ltd. 23,357
4,300 Toyo Construction Co., Ltd. 36,904
2,100 Toyo Engineering Corp. 9,611
6,066 Veidekke ASA 75,822
44,804 Ventia Services Group Pty, Ltd. 99,515
7,347 Vinci SA 753,917
900 Wakachiku Construction Co., Ltd. 21,318
9,739 Webuild SpA 28,698
14,122 Worley, Ltd. 119,742
1,741 WSP Global, Inc. 306,410
1,700 Yahagi Construction Co., Ltd. 17,087
2,400 Yokogawa Bridge Holdings Corp. 42,784
1,500 Yondenko Corp. 15,190
1,200 Yurtec Corp. 11,776
7,045,679
Construction Materials (0.7%):
1,800 Asia Pile Holdings Corp. 9,514
9,272 Breedon Group plc 51,691
Shares Value
Common Stocks, continued
Construction Materials, continued
4,182 Brickworks, Ltd. $ 66,300
2,865 Buzzi SpA 105,839
2,105 Cementir Holding NV 22,976
11,841 Forterra plc(a) 23,981
1,160 H+H International A/S, Class B* 12,693
2,861 Heidelberg Materials AG 353,407
7,265 Holcim AG 696,870
15,092 Ibstock plc(a) 33,266
1,646 Imerys SA 47,712
6,688 James Hardie Industries plc* 206,350
1,600 Krosaki Harima Corp. 25,690
1,200 Maeda Kosen Co., Ltd. 14,806
8,852 Marshalls plc 32,616
2,500 Nippon Concrete Industries Co., Ltd. 5,846
666 RHI Magnesita NV 27,220
2,500 Shinagawa Refractories Co., Ltd. 27,724
22,814 SigmaRoc plc* 20,487
1,500 Sumitomo Osaka Cement Co., Ltd. 31,392
5,000 Taiheiyo Cement Corp. 112,608
1,300 TYK Corp. 3,512
1,000 Vertex Corp. 11,473
998 Vicat SACA 37,808
3,209 Wienerberger AG 88,837
900 Yotai Refractories Co., Ltd. 9,218
2,079,836
Consumer Finance (0.4%):
23,800 Acom Co., Ltd. 57,625
6,900 AEON Financial Service Co., Ltd. 55,622
7,800 Aiful Corp. 16,584
8,198 Axactor ASA* 2,660
21,927 B2 Impact ASA 19,412
1,697 Cembra Money Bank AG 153,369
3,533 Credit Corp. Group, Ltd. 34,974
6,200 Credit Saison Co., Ltd. 143,621
18,226 FleetPartners Group, Ltd.* 30,371
18,292 Funding Circle Holdings plc*(a) 30,549
800 goeasy, Ltd.*^ 92,791
2,616 H&T Group plc 11,609
5,740 Hoist Finance AB*(a) 46,860
17,800 Hong Leong Finance, Ltd. 32,199
14,415 International Personal Finance plc 23,439
8,929 Isracard, Ltd. 39,762
5,602 J Trust Co., Ltd. 17,087
900 Jaccs Co., Ltd. 22,186
6,200 Marui Group Co., Ltd. 98,217
272 Moltiply Group SpA 10,237
1,520 Orient Corp. 8,127
213,600 Oshidori International Holdings, Ltd.* 4,607
2,100 Premium Group Co., Ltd. 34,177
1,400 Propel Holdings, Inc. 35,835
10,234 Solvar, Ltd. 9,402
38,000 Sun Hung Kai & Co., Ltd. 13,301
10,046 Vanquis Banking Group plc 5,595
29,980 Zip Co., Ltd.* 54,524
1,104,742
Consumer Staples Distribution & Retail (2.3%):
702 Acomo NV 12,568
6,500 Aeon Co., Ltd. 152,233

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Consumer Staples Distribution & Retail, continued
3,600 Aeon Hokkaido Corp. $ 20,183
1,600 Ain Holdings, Inc. 44,019
7,372 Alimentation Couche-Tard, Inc. 408,889
1,800 Arcs Co., Ltd. 29,677
2,342 Axfood AB 49,535
3,200 Axial Retailing, Inc. 18,631
600 Belc Co., Ltd. 25,507
21,362 Carrefour SA 303,792
1,100 Cawachi, Ltd. 17,840
23,349 Coles Group, Ltd.* 272,973
2,192 Colruyt Group NV 82,237
1,600 Cosmos Pharmaceutical Corp. 68,157
1,300 Create SD Holdings Co., Ltd. 23,147
500 Daikokutenbussan Co., Ltd. 30,356
12,300 DFI Retail Group Holdings, Ltd. 28,424
439 DocMorris AG*^ 9,642
6,651 Empire Co., Ltd. 203,098
38,373 Endeavour Group, Ltd. 99,749
900 Fuji Co., Ltd./Ehime 11,774
1,000 G-7 Holdings, Inc. 9,331
1,000 Genky DrugStores Co., Ltd. 19,760
993 George Weston, Ltd. 154,439
12,090 GrainCorp, Ltd., Class A 54,849
3,700 H2O Retailing Corp. 53,813
500 Halows Co., Ltd. 14,586
1,600 Heiwado Co., Ltd. 23,330
519 HelloFresh SE* 6,320
10,000 Hong Kong Technology Venture Co., Ltd.* 1,841
200 Itochu-Shokuhin Co., Ltd. 9,091
57,232 J Sainsbury plc 195,692
3,770 Jeronimo Martins SGPS SA 72,035
600 JM Holdings Co., Ltd. 9,660
1,400 Kato Sangyo Co., Ltd. 39,952
3,850 Kesko Oyj, Class A 71,929
13,752 Kesko Oyj, Class B 259,143
2,324 Kitwave Group plc 9,140
3,100 Kobe Bussan Co., Ltd. 68,145
20,773 Koninklijke Ahold Delhaize NV 677,368
800 Lacto Japan Co., Ltd. 13,686
1,700 Life Corp. 37,771
1,299 Loblaw Cos., Ltd. 170,968
215 M Yochananof & Sons, Ltd. 13,386
97,500 Marks & Spencer Group plc 456,851
689 Marr SpA 7,200
6,440 MatsukiyoCocokara & Co. 93,704
600 Maxvalu Tokai Co., Ltd. 12,698
46,216 Metcash, Ltd.* 88,485
4,561 METRO AG 19,589
3,317 Metro, Inc. 208,048
600 Ministop Co., Ltd. 6,472
900 Mitsubishi Shokuhin Co., Ltd. 28,516
1,200 Nihon Chouzai Co., Ltd. 10,914
2,701 North West Co., Inc. (The) 92,307
5,999 Ocado Group plc* 22,686
3,500 Okuwa Co., Ltd. 19,644
10,925 Olam Group, Ltd. 9,757
1,275 Orsero SpA 16,801
1,200 Qol Holdings Co., Ltd. 11,202
Shares Value
Common Stocks, continued
Consumer Staples Distribution & Retail, continued
337 Rami Levy Chain Stores Hashikma Marketing 2006,
Ltd. $ 22,932
1,000 Retail Partners Co., Ltd. 8,001
2,000 San-A Co., Ltd. 36,606
51,300 Seven & i Holdings Co., Ltd. 804,246
28,900 Sheng Siong Group, Ltd. 34,712
800 Shoei Foods Corp. 20,457
4,880 Shufersal, Ltd. 50,950
1,454 Sligro Food Group NV 16,725
38,447 Sonae SGPS SA 36,396
4,400 Sugi Holdings Co., Ltd. 68,884
3,000 Sundrug Co., Ltd. 76,578
130,702 Tesco plc 601,536
1,700 Tsuruha Holdings, Inc. 93,900
2,100 United Super Markets Holdings, Inc. 10,042
2,200 Valor Holdings Co., Ltd. 30,654
1,400 Watahan & Co., Ltd. 14,248
4,000 Welcia Holdings Co., Ltd. 52,003
12,359 Woolworths Group, Ltd. 232,897
800 YAKUODO Holdings Co., Ltd. 10,302
700 Yamatane Corp. 15,429
700 Yaoko Co., Ltd. 42,048
2,800 Yokorei Co., Ltd. 15,116
7,298,202
Containers & Packaging (0.6%):
8,133 Billerud Aktiebolag 74,492
4,231 Cascades, Inc.^ 35,060
5,183 CCL Industries, Inc. 266,669
2,123 Corticeira Amorim SGPS SA 17,678
55,285 DS Smith plc 375,032
3,926 Elopak ASA 15,584
2,100 FP Corp. 37,210
1,900 Fuji Seal International, Inc. 30,504
1,000 Hokkan Holdings, Ltd. 10,662
3,758 Huhtamaki Oyj 132,907
282 Mayr Melnhof Karton AG 23,231
3,531 Metsa Board Oyj 15,497
60,944 Orora, Ltd. 92,538
500 Pack Corp. (The) 11,338
11,200 Rengo Co., Ltd. 62,071
12,270 SIG Group AG 241,735
3,630 Smurfit Westrock plc 196,482
500 Taisei Lamick Co., Ltd. 7,852
600 Tomoku Co., Ltd. 8,790
3,900 Toyo Seikan Group Holdings, Ltd. 59,218
3,570 Transcontinental, Inc., Class A 46,125
2,293 Verallia SA(a) 57,666
750 Vetropack Holding AG 21,082
733 Vidrala SA 70,385
1,600 Winpak, Ltd. 53,133
840 Zignago Vetro SpA 8,176
1,971,117
Distributors (0.1%):
1,200 Arata Corp. 24,019
2,994 B&S Group Sarl(a) 12,936
9,470 Bapcor, Ltd. 27,586
1,000 Central Automotive Products, Ltd. 30,671
194 D'ieteren Group 32,291

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Distributors, continued
1,000 Doshisha Co., Ltd. $ 13,861
1,400 GSI Creos Corp. 20,026
600 Happinet Corp. 18,195
4,313 Headlam Group plc 7,662
20,122 Inchcape plc 192,737
500 Media Do Co., Ltd. 4,500
1,000 PALTAC Corp. 27,558
85 Tadiran Group, Ltd. 5,888
417,930
Diversified Consumer Services (0.1%):
3,986 AcadeMedia AB(a) 24,326
900 Aucnet, Inc. 15,166
3,907 Auction Technology Group plc* 26,750
33,000 EC Healthcare 2,852
44,648 G8 Education, Ltd. 36,058
1,700 IBJ, Inc. 6,628
3,637 IDP Education, Ltd. 28,345
3,200 JP-Holdings, Inc. 13,693
1,200 LITALICO, Inc. 6,781
12,661 ME GROUP INTERNATIONAL plc 32,373
10,148 Pearson plc 162,641
25,000 Perfect Medical Health Management, Ltd. 7,154
600 PIA Corp.* 11,959
900 QB Net Holdings Co., Ltd. 5,911
931 Riso Kyoiku Co., Ltd. 1,785
1,600 San Holdings, Inc. 11,870
394,292
Diversified Telecommunication Services (2.0%):
9,620 Aussie Broadband, Ltd.^ 21,312
1,200 BCE, Inc. 27,819
492 BCE, Inc., ADR 11,405
28,186 Bezeq The Israeli Telecommunication Corp., Ltd. 40,276
202,666 BT Group plc 365,327
2,806 Cellnex Telecom SA(a) 88,443
14,154 Chorus, Ltd. 69,693
90,000 CITIC Telecom International Holdings, Ltd. 27,013
400 Cogeco, Inc. 16,411
57,434 Deutsche Telekom AG 1,718,589
5,072 Elisa Oyj 219,398
1,192 Eurotelesites AG* 5,794
2,209 Gamma Communications plc 42,303
24,829 Helios Towers plc* 28,379
27,500 HKBN, Ltd. 18,013
116,295 HKT Trust & HKT, Ltd. 143,755
3,276 Infrastrutture Wireless Italiane SpA(a) 33,294
2,700 Internet Initiative Japan, Inc. 50,892
145,781 Koninklijke KPN NV 530,479
41,300 NETLINK NBN TRUST 26,321
166,400 Nippon Telegraph & Telephone Corp. 166,505
8,252 NOS SGPS SA 28,458
77,843 Orange SA 773,639
628 Ovzon AB* 973
142,202 PCCW, Ltd. 82,734
6,976 Proximus SADP 36,307
5,494 Quebecor, Inc., Class B 120,407
4,571 RAI Way SpA(a) 26,036
13,200 Singapore Telecommunications, Ltd. 29,727
21,095 Spark New Zealand, Ltd. 34,834
Shares Value
Common Stocks, continued
Diversified Telecommunication Services, continued
12,209 Superloop, Ltd.* $ 16,515
584 Swisscom AG, Registered Shares 324,497
144,076 Telecom Italia SpA, Savings Share* 43,199
263,060 Telecom Italia SpA/Milano* 67,158
155,950 Telefonica SA^ 635,325
4,768 Telekom Austria AG 39,254
3,510 Telenor ASA 39,156
47,119 Telia Co. AB 130,981
46,935 Telstra Group, Ltd. 116,294
692 TELUS Corp. 9,384
9,600 TPG Telecom, Ltd.^ 26,640
7,091 Tuas, Ltd.* 27,820
2,700 U-Next Holdings Co., Ltd. 29,697
5,747 United Internet AG 93,249
1,900 Vision, Inc. 15,341
6,399,046
Electric Utilities (1.3%):
882 Acciona SA 99,300
555 BKW AG 91,870
7,800 Chubu Electric Power Co., Inc. 81,622
6,700 Chugoku Electric Power Co., Inc. (The) 38,579
8,000 CK Infrastructure Holdings, Ltd. 59,486
9,064 CLP Holdings, Ltd. 76,211
15,362 Contact Energy, Ltd. 81,626
38,410 EDP - Energias de Portugal SA 122,748
557 Elia Group SA/NV 42,808
3,812 Elmera Group ASA(a) 12,797
3,600 Emera, Inc. 134,577
6,024 Endesa SA 129,530
102,103 Enel SpA 730,227
1,554 EVN AG 35,374
4,402 Fortis, Inc. 182,934
1,708 Fortis, Inc., ADR 71,002
17,930 Fortum Oyj 250,969
26,424 Genesis Energy, Ltd. 33,253
64,500 HK Electric Investments & HK Electric Investments,
Ltd. 44,019
4,600 Hokkaido Electric Power Co., Inc. 24,139
3,500 Hokuriku Electric Power Co. 19,031
4,000 Hydro One, Ltd.(a) 123,203
20,729 Iberdrola SA 285,396
7,900 Kansai Electric Power Co., Inc. (The) 88,975
2,800 Kyushu Electric Power Co., Inc. 24,968
3,464 Manawa Energy, Ltd. 10,848
8,411 Mercury NZ, Ltd.^ 27,534
240 Naturenergie Holding AG 9,178
1,800 Okinawa Electric Power Co., Inc. (The) 10,940
24,754 Origin Energy, Ltd. 166,918
1,263 Orsted AS*(a) 57,084
8,000 Power Assets Holdings, Ltd. 55,876
9,272 Redeia Corp. SA 158,383
451 Romande Energie Holding SA, Registered Shares 21,370
5,900 Shikoku Electric Power Co., Inc. 46,004
12,562 SSE plc* 252,069
16,364 Terna - Rete Elettrica Nazionale 129,213
6,400 Tohoku Electric Power Co., Inc. 47,754
11,000 Tokyo Electric Power Co. Holdings, Inc.* 32,799

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Electric Utilities, continued
1,106 Verbund AG $ 80,172
3,990,786
Electrical Equipment (1.3%):
9,013 ABB, Ltd., Registered Shares 485,006
4,372 Accelleron Industries AG 224,765
138 Alfen N.V.*(a) 1,720
2,634 AQ Group AB* 33,334
6,056 Ballard Power Systems, Inc.*^ 10,070
38 Carlo Gavazzi Holding AG, Registered Shares 7,687
316 Cavendish Hydrogen ASA* 238
463 Cembre SpA 19,999
600 Chiyoda Integre Co., Ltd. 12,345
1,500 Cosel Co., Ltd. 10,109
1,300 Denyo Co., Ltd. 24,481
3,884 DiscoverIE Group plc 34,774
299 Energiekontor AG 15,247
5,261 Fagerhult Group AB 25,763
2,700 Fuji Electric Co., Ltd. 144,497
3,500 Fujikura, Ltd. 143,093
3,400 Furukawa Electric Co., Ltd. 141,637
1,200 Futaba Corp. 3,846
485 GARO AB* 1,013
3,900 GS Yuasa Corp. 64,884
3,993 Hexatronic Group AB* 13,063
400 Hirakawa Hewtech Corp. 3,875
766 Huber + Suhner AG, Registered Shares 62,575
1,600 Idec Corp. 25,289
2,715 Legrand SA 262,708
4,700 Mabuchi Motor Co., Ltd. 66,660
754 Mersen SA 16,020
800 Mirai Industry Co., Ltd. 18,844
6,100 Mitsubishi Electric Corp. 103,398
15,831 NEL ASA*^ 3,776
1,103 Nexans SA 118,177
5,500 NIDEC Corp. 98,728
500 Nippon Carbon Co., Ltd. 13,887
1,500 Nitto Kogyo Corp. 27,441
3,107 NKT A/S* 222,491
3,813 Nordex SE* 44,501
38 Phoenix Mecano AG, Registered Shares 17,783
995 PNE AG^ 11,438
1,368 Prysmian SpA 87,752
400 Sanyo Denki Co., Ltd. 22,972
1,880 Schneider Electric SE 464,663
1,000 SEC Carbon, Ltd. 13,905
2,150 SGL Carbon SE* 8,908
7,028 Siemens Energy AG* 366,673
4,566 Signify NV(a) 101,957
1,000 Sinfonia Technology Co., Ltd. 40,155
1,500 SWCC Corp. 71,497
900 Takaoka Toko Co., Ltd. 11,795
1,055 Tera Light, Ltd.* 1,903
921 TKH Group NV 31,608
3,900 Ushio, Inc. 52,407
11,045 Vestas Wind Systems A/S* 151,309
4,251 Volex plc 14,945
2,117 Zumtobel Group AG 10,749
3,988,360
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components (1.5%):
2,100 A&D HOLON Holdings Co., Ltd. $ 26,053
600 Ai Holdings Corp. 8,085
800 Aichi Tokei Denki Co., Ltd. 9,918
5,560 Alps Alpine Co., Ltd. 56,293
226 ALSO Holding AG, Registered Shares 55,786
2,700 Amano Corp. 72,980
619 Arad, Ltd. 8,514
1,200 Arisawa Manufacturing Co., Ltd. 11,402
883 AT&S Austria Technologie & Systemtechnik AG* 11,072
1,617 Audinate Group, Ltd.* 7,419
12,800 Azbil Corp. 98,156
868 Barco NV 9,422
675 Basler AG* 4,278
900 Canon Electronics, Inc. 13,580
2,000 Canon Marketing Japan, Inc. 65,235
5,638 Celestica, Inc.* 520,376
157 Cicor Technologies, Ltd., Registered Shares* 10,382
5,800 Citizen Watch Co., Ltd. 34,119
3,400 CMK Corp. 9,204
5,645 Codan, Ltd. 56,275
167 Comet Holding AG, Class R 45,587
6,000 Cowell e Holdings, Inc.* 21,834
500 Daitron Co., Ltd. 8,661
3,500 Daiwabo Holdings Co., Ltd. 68,027
4,500 Dexerials Corp. 69,237
4,918 Dicker Data, Ltd.* 25,588
17,772 Dustin Group AB*(a) 6,812
500 Enplas Corp. 15,213
2,721 Esprinet SpA* 12,182
113,000 FIT Hon Teng, Ltd.*(a) 52,733
2,100 Furuno Electric Co., Ltd. 35,365
1,680 Gooch & Housego plc 10,889
400 Hagiwara Electric Holdings Co., Ltd. 8,639
3,119 Halma plc 104,386
5,400 Hamamatsu Photonics KK 59,940
1,373 Hanza AB 9,522
10,564 Hexagon AB, Class B 100,283
500 Hioki EE Corp. 23,753
700 Hirose Electric Co., Ltd. 82,451
1,200 Hochiki Corp. 19,752
1,200 Horiba, Ltd. 68,665
2,600 Hosiden Corp. 37,883
4,000 Ibiden Co., Ltd. 119,320
1,122 Incap Oyj* 11,899
53 Inficon Holding AG, Registered Shares 60,335
1,700 Innotech Corp. 14,847
1,000 Iriso Electronics Co., Ltd. 16,995
1,800 Japan Aviation Electronics Industry, Ltd. 33,685
1,100 Japan Cash Machine Co., Ltd. 7,157
2,186 Jenoptik AG 50,732
1,400 Kaga Electronics Co., Ltd. 25,530
600 Keyence Corp. 244,165
8,845 Kitron ASA 26,314
1,200 Koa Corp. 7,491
16,000 Kyocera Corp. 158,614
3,500 Kyosan Electric Manufacturing Co., Ltd. 12,105
5,053 Lagercrantz Group AB, B Shares 94,723
527 Landis+Gyr Group AG 33,315
19 LEM Holding SA, Registered Shares 15,519

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,212 LPKF Laser & Electronics SE* $ 11,209
6,000 Macnica Holdings, Inc. 69,314
2,300 Marubun Corp. 16,025
200 Maruwa Co., Ltd. 60,343
1,900 Maxell, Ltd. 22,359
900 Meiko Electronics Co., Ltd. 51,699
2,414 Midwich Group plc 8,788
5,800 Murata Manufacturing Co., Ltd. 92,707
1,573 Mycronic AB 56,788
4,822 NCAB Group AB 28,057
267 Nedap NV 15,177
2,656 Next Vision Stabilized Systems, Ltd. 44,032
2,800 Nichicon Corp. 19,331
2,200 Nihon Dempa Kogyo Co., Ltd. 12,032
600 Nippon Chemi-Con Corp.* 3,667
2,900 Nippon Electric Glass Co., Ltd. 61,526
3,400 Nippon Signal Co., Ltd. 19,980
1,800 Nissha Co., Ltd. 18,388
600 Nohmi Bosai, Ltd. 12,562
685 Note AB* 9,168
24,877 Novonix, Ltd.* 11,326
3,600 Oki Electric Industry Co., Ltd. 24,190
2,400 Omron Corp. 80,591
1,200 Optex Group Co., Ltd. 13,231
3,000 Osaki Electric Co., Ltd. 14,742
1,467 Oxford Instruments plc 39,562
30,000 PAX Global Technology, Ltd. 20,744
4,407 Pricer AB, Class B* 4,676
510 Priortech, Ltd.* 23,768
1,100 Restar Corp. 17,954
1,200 Riken Keiki Co., Ltd. 29,035
1,400 RYODEN Corp. 21,798
900 Ryoyo Ryosan Holdings, Inc. 13,914
400 Santec Holdings Corp. 18,368
1,100 Satori Electric Co., Ltd. 12,131
221 Sesa SpA 14,216
800 Shibaura Electronics Co., Ltd. 16,692
1,900 Shimadzu Corp. 53,408
1,200 Shinko Shoji Co., Ltd. 7,597
2,000 Siix Corp. 15,185
3,256 Softwareone Holding AG 21,919
1,926 Spectris plc 60,193
6,120 Strix Group plc* 3,697
2,000 Sumida Corp. 11,179
1,200 Sun-Wa Technos Corp. 17,111
700 Suzuden Corp. 8,336
700 Tachibana Eletech Co., Ltd. 11,686
3,300 Taiyo Yuden Co., Ltd. 46,797
2,500 Tamura Corp. 8,074
21,500 TDK Corp. 276,754
245 Telsys, Ltd. 12,711
1,200 Tokyo Electron Device, Ltd. 22,979
4,300 Topcon Corp. 76,656
1,300 Toyo Corp. 11,850
1,100 Tsuzuki Denki Co., Ltd. 19,540
7,103 TT Electronics plc 9,423
1,400 V Technology Co., Ltd. 21,118
1,112 Vaisala Oyj, A Shares 55,720
4,200 Venture Corp., Ltd. 40,425
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
44,000 VSTECS Holdings, Ltd. $ 29,461
1,100 Yashima Denki Co., Ltd. 11,834
4,400 Yokogawa Electric Corp. 93,559
1,100 Yokowo Co., Ltd. 12,346
4,878,345
Energy Equipment & Services (0.5%):
7,314 Akastor ASA* 8,347
6,540 Aker Solutions ASA 17,888
6,535 Borr Drilling, Ltd. 25,487
2,991 BW Offshore, Ltd. 7,964
3,100 Calfrac Well Services, Ltd.* 8,174
8,074 CES Energy Solutions Corp. 55,725
4,087 DOF Group ASA* 30,362
6,058 Enerflex, Ltd. 60,315
8,606 Ensign Energy Services, Inc.* 17,843
106,730 Ezion Holdings, Ltd.*(b) —
6,704 Hunting plc 24,228
18,214 John Wood Group plc* 14,894
3,100 Mattr Corp.* 27,262
1,000 Modec, Inc. 21,270
1,442 North American Construction Group, Ltd. 31,081
7,269 Odfjell Drilling, Ltd. 32,773
1,211 Odfjell Technology, Ltd. 4,655
4,150 Pason Systems, Inc. 39,297
1,600 PHX Energy Services Corp. 10,375
518 Precision Drilling Corp.* 31,686
44,998 Saipem SpA* 117,116
8,031 SBM Offshore NV 140,665
174 Schoeller-Bleckmann Oilfield Equipment AG 5,365
9,682 Secure Energy Services, Inc. 109,531
10,677 Shelf Drilling, Ltd.*^(a) 8,837
2,859 Solstad Offshore ASA* 10,062
3,678 Subsea 7 SA 58,257
6,700 Technip Energies NV 178,371
2,437 Tecnicas Reunidas SA* 28,372
6,173 Tenaris SA 116,364
435 TerraVest Industries, Inc. 33,836
4,441 TGS ASA 44,310
2,300 Total Energy Services, Inc. 18,483
400 Toyo Kanetsu KK 11,076
13,311 Trican Well Service, Ltd. 47,510
9,229 Vallourec SACA* 157,026
294 Viridien* 15,429
1,570,236
Entertainment (0.5%):
800 Akatsuki, Inc. 14,552
1,100 Amuse, Inc. 9,992
2,600 Avex, Inc. 23,671
13,015 Bollore SE 79,850
2,427 Borussia Dortmund GmbH & Co. KGaA 7,891
5,200 Capcom Co., Ltd. 113,364
4,900 COLOPL, Inc. 14,884
2,037 CTS Eventim AG & Co. KGaA 172,188
3,900 Daiichikosho Co., Ltd. 45,392
3,100 DeNA Co., Ltd. 60,809
4,217 Embracer Group AB* 11,498
5,146 EVT, Ltd. 36,331
649 G5 Entertainment AB 6,455

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Entertainment, continued
2,400 Gree, Inc. $ 6,919
1,190 GungHo Online Entertainment, Inc. 25,069
38,000 IGG, Inc. 19,823
400 Kinepolis Group NV 16,281
1,900 Koei Tecmo Holdings Co., Ltd. 22,255
1,000 Konami Group Corp. 92,962
2,000 MIXI, Inc. 38,572
3,270 Modern Times Group MTG AB, Class B* 28,064
1,400 Nexon Co., Ltd. 20,901
2,500 Nintendo Co., Ltd. 145,636
800 Square Enix Holdings Co., Ltd. 31,083
21,268 Stillfront Group AB* 16,064
700 Toei Animation Co., Ltd. 15,629
1,000 Toei Co., Ltd. 37,247
700 Toho Co., Ltd. 27,243
1,040 Ubisoft Entertainment SA* 14,219
10,540 Universal Music Group NV 268,936
5,570 WildBrain, Ltd.*^ 6,355
1,430,135
Financial Services (0.9%):
107 Adyen NV*(a) 157,833
131,663 AMP, Ltd. 128,877
9,449 Australian Finance Group, Ltd. 8,829
1,684 Banca IFIS SpA 36,932
9,319 Banca Mediolanum SpA 110,837
6,389 BFF Bank SpA(a) 61,094
5,498 Burford Capital, Ltd. 71,186
22,106 Challenger, Ltd.* 82,266
6,016 Deutsche Pfandbriefbank AG*(a) 29,830
1,937 Edenred SE 63,268
800 eGuarantee, Inc. 8,974
5,345 EML Payments, Ltd.* 2,763
1,164 Eurazeo SE 86,057
1,900 Financial Partners Group Co., Ltd. 34,971
2,400 Firm Capital Mortgage Investment Corp. 19,937
900 First National Financial Corp. 25,260
1,000 Fuyo General Lease Co., Ltd. 73,820
200 GMO Financial Gate, Inc. 8,935
1,200 GMO Payment Gateway, Inc. 60,247
1,440 GRENKE AG 23,004
20,600 G-Resources Group, Ltd. 8,156
1,036 HAL Trust 123,828
16,190 Helia Group, Ltd. 44,688
757 Illimity Bank SpA 2,594
1,600 Japan Investment Adviser Co., Ltd. 11,442
4,200 Japan Securities Finance Co., Ltd. 54,377
57,391 M&G plc 141,658
36,320 Mitsubishi HC Capital, Inc. 240,598
538 Mivtach Shamir Holdings, Ltd. 27,440
8,000 Mizuho Leasing Co., Ltd. 53,710
915 Mortgage Advice Bureau Holdings, Ltd. 6,986
900 NEC Capital Solutions, Ltd. 22,318
14,213 Nexi SpA*(a) 79,210
16,085 OFX Group, Ltd.* 14,067
7,289 Omni Bridgeway, Ltd.* 6,522
10,300 ORIX Corp. 220,222
17,777 OSB Group plc 89,568
12,583 Paragon Banking Group plc 117,170
2,696 PayPoint plc 26,322
Shares Value
Common Stocks, continued
Financial Services, continued
10,548 Pepper Money, Ltd. $ 9,167
4,132 Plus500, Ltd. 140,041
1,100 Ricoh Leasing Co., Ltd. 36,423
543 SBI ARUHI Corp. 2,836
3 Schweizerische Nationalbank, Registered Shares* 10,551
21,000 Shandong Hi-Speed Holdings Group, Ltd.* 17,517
3,600 Timbercreek Financial Corp. 17,708
6,500 Tokyo Century Corp. 65,527
3,266 Wise plc, Class A* 43,512
5,213 Worldline SA*(a) 45,788
2,300 Zenkoku Hosho Co., Ltd. 80,612
2,855,478
Food Products (2.4%):
7,127 a2 Milk Co., Ltd. (The)* 25,090
2,174 AAK AB 62,041
364 Agrana Beteiligungs AG 3,953
4,000 Ajinomoto Co., Inc. 162,779
1,313 Anglo-Eastern Plantations plc 10,729
42,791 Aryzta AG* 74,641
4,701 Associated British Foods plc 120,166
772 Atria Oyj 8,636
3,971 Austevoll Seafood ASA 34,150
9,834 Australian Agricultural Co., Ltd.* 8,513
556 Bakkafrost P/F 30,988
6,504 Bakkavor Group PLC(a) 11,833
142 Barry Callebaut AG, Registered Shares 188,344
16,827 Bega Cheese, Ltd.* 60,090
125 Bell Food Group AG 36,048
854 Bonduelle SCA* 5,855
3,100 Calbee, Inc. 61,812
2 Chocoladefabriken Lindt & Spruengli AG 220,440
800 Chubu Shiryo Co., Ltd. 6,754
12,278 Cloetta AB, B Shares 27,977
1,383 Cranswick plc 83,972
7,024 Danone SA 472,538
17,600 Delfi, Ltd. 10,056
1,000 DyDo Group Holdings, Inc. 20,977
2,372 Ebro Foods SA 39,012
10,704 Elders, Ltd.* 47,339
95 Emmi AG, Registered Shares 76,973
2,000 Ezaki Glico Co., Ltd. 59,673
1,600 Feed One Co., Ltd. 8,077
108,669 First Pacific Co., Ltd. 63,016
27,100 First Resources, Ltd. 29,570
5,564 Fonterra Co-operative Group, Ltd. 16,028
10,200 Food Empire Holdings, Ltd. 7,395
1,616 ForFarmers NV 5,641
9,500 Fraser and Neave, Ltd. 9,398
1,900 Fuji Oil Holdings, Inc. 42,708
1,600 Fujicco Co., Ltd. 17,154
700 Fujiya Co., Ltd. 11,724
8,889 Glanbia plc 122,686
289,700 Golden Agri-Resources, Ltd. 56,070
17,127 Greencore Group plc* 41,537
1,502 Grieg Seafood ASA^ 8,200
1,100 High Liner Foods, Inc. 12,222
3,890 Hilton Food Group plc 44,561
800 Hokuto Corp. 9,149
2,000 House Foods Group, Inc. 36,704

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Food Products, continued
700 Imuraya Group Co., Ltd. $ 10,972
15,498 Inghams Group, Ltd. 30,503
940 Itoham Yonekyu Holdings, Inc. 23,662
600 Iwatsuka Confectionery Co., Ltd. 9,876
1,642 JDE Peet's NV 28,049
600 J-Oil Mills, Inc. 8,235
1,300 Kagome Co., Ltd. 24,461
800 Kakiyasu Honten Co., Ltd. 14,600
400 Kameda Seika Co., Ltd. 10,595
700 Kenko Mayonnaise Co., Ltd. 8,944
1,070 Kerry Group plc, Class A 103,142
1,200 Kewpie Corp. 25,477
9,100 Kikkoman Corp. 100,694
5,400 Kotobuki Spirits Co., Ltd. 74,791
656 KWS Saat SE & Co. KGaA 39,993
500 Kyokuyo Co., Ltd. 13,096
147 Lassonde Industries, Inc., Class A 18,904
7,030 Leroy Seafood Group ASA 30,373
14 Lotus Bakeries NV 156,322
1,065 M.P. Evans Group plc 13,239
1,784 Maple Leaf Foods, Inc.* 25,246
1,200 Marudai Food Co., Ltd. 12,685
2,100 Maruha Nichiro Corp. 40,373
3,000 Megmilk Snow Brand Co., Ltd. 52,496
5,000 MEIJI Holdings Co., Ltd. 101,644
800 Mitsui DM Sugar Holdings Co., Ltd. 17,082
3,900 Morinaga & Co., Ltd. 67,131
3,300 Morinaga Milk Industry Co., Ltd. 61,248
1,778 Mowi ASA 30,465
27,146 Nestle SA, Registered Shares 2,226,820
389 Neto Malinda Trading, Ltd. 8,676
2,500 NH Foods, Ltd. 80,945
4,200 Nichirei Corp. 111,066
3,300 Nippn Corp. 45,797
800 Nippon Beet Sugar Manufacturing Co., Ltd. 12,296
1,200 Nisshin Oillio Group, Ltd. (The) 39,230
7,500 Nisshin Seifun Group, Inc. 87,426
10,000 Nissin Foods Co., Ltd. 7,717
900 Nissin Foods Holdings Co., Ltd. 21,688
13,400 Nissui Corp. 76,024
326 Orior AG 14,794
2,426 Orkla ASA 20,989
30,422 Premier Foods plc 71,302
1,180 Premium Brands Holdings Corp.^ 64,923
1,300 Prima Meat Packers, Ltd. 18,305
8,255 Raisio Oyj 18,426
11,830 Ridley Corp., Ltd. 19,767
1,300 Riken Vitamin Co., Ltd. 20,187
4,400 Rogers Sugar, Inc. 17,970
1,300 Rokko Butter Co., Ltd. 10,897
600 S Foods, Inc. 10,399
400 S&B Foods, Inc. 13,373
1,500 Sakata Seed Corp. 32,905
482 Salmar ASA 22,917
2,346 Sanford, Ltd. 5,577
6,328 Saputo, Inc. 110,023
127 Savencia SA 6,971
3,496 Scales Corp., Ltd. 7,954
3,767 Scandi Standard AB 28,984
Shares Value
Common Stocks, continued
Food Products, continued
476 Schouw & Co. A/S $ 35,619
3,426 Select Harvests, Ltd.* 9,014
800 Showa Sangyo Co., Ltd. 14,368
306 Sipef NV 17,999
370 Societe LDC SADIR* 26,252
600 Starzen Co., Ltd. 11,029
847 Strauss Group, Ltd. 15,999
2,588 Suedzucker AG 27,845
10,439 Tate & Lyle plc 84,568
300 Toyo Suisan Kaisha, Ltd. 20,340
580 UIE plc 24,494
1,657 Viscofan SA* 104,695
34,000 Vitasoy International Holdings, Ltd. 44,568
400 Warabeya Nichiyo Holdings Co., Ltd. 5,164
800 Wellneo Sugar Co., Ltd. 11,253
176,415 WH Group, Ltd.(a) 136,806
37,000 Wilmar International, Ltd. 83,927
1,600 Yakult Honsha Co., Ltd. 30,283
4,400 Yamazaki Baking Co., Ltd. 81,893
7,687,981
Gas Utilities (0.4%):
10,884 AltaGas, Ltd. 253,528
16,289 APA Group* 70,198
6,095 Ascopiave SpA 17,361
3,473 Enagas SA 42,351
116,850 Hong Kong & China Gas Co., Ltd. 93,436
15,087 Italgas SpA 84,678
800 K&O Energy Group, Inc. 18,961
88,854 Keppel Infrastructure Trust 29,302
1,231 Naturgy Energy Group SA 29,773
5,700 Nippon Gas Co., Ltd. 78,240
4,600 Osaka Gas Co., Ltd. 100,568
2,402 Rubis SCA 58,986
1,300 Saibu Gas Holdings Co., Ltd. 14,260
1,300 Shizuoka Gas Co., Ltd. 8,843
15,740 Snam SpA 69,614
7,604 Superior Plus Corp. 33,806
1,400 Toho Gas Co., Ltd. 37,641
3,700 Tokyo Gas Co., Ltd. 102,781
1,144,327
Ground Transportation (0.8%):
93,922 Aurizon Holdings, Ltd. 188,535
1,849 Canadian National Railway Co., ADR 187,692
2,900 Canadian National Railway Co. 294,520
724 Canadian Pacific Kansas City, Ltd., ADR 52,396
1,331 Canadian Pacific Kansas City, Ltd. 96,382
4,500 Central Japan Railway Co. 84,285
54,400 ComfortDelGro Corp., Ltd. 59,003
4,500 East Japan Railway Co. 79,480
32,483 Firstgroup plc 65,400
1,200 Fukuyama Transporting Co., Ltd. 28,126
4,100 Hankyu Hanshin Holdings, Inc. 106,674
1,100 Ichinen Holdings Co., Ltd. 13,366
206 Jungfraubahn Holding AG, Registered Shares 39,468
4,900 Keikyu Corp. 40,493
2,100 Keio Corp. 50,955
5,700 Keisei Electric Railway Co., Ltd. 51,002
4,820 Kelsian Group, Ltd.* 10,886

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Ground Transportation, continued
3,400 Kintetsu Group Holdings Co., Ltd. $ 71,171
3,400 Kyushu Railway Co. 82,500
18,151 Lindsay Australia, Ltd.* 9,828
900 Maruzen Showa Unyu Co., Ltd. 34,801
13,705 Mobico Group plc* 13,564
7,711 MTR Corp., Ltd. 26,908
3,700 Mullen Group, Ltd. 37,533
3,800 Nagoya Railroad Co., Ltd. 42,158
2,700 Nankai Electric Railway Co., Ltd. 42,344
4,400 Nikkon Holdings Co., Ltd. 56,781
1,300 Nishi-Nippon Railroad Co., Ltd. 18,657
588 NTG Nordic Transport Group A/S* 20,958
6,500 Odakyu Electric Railway Co., Ltd. 59,670
1,000 Sakai Moving Service Co., Ltd. 15,642
700 Sanyo Electric Railway Co., Ltd.^ 9,000
4,200 Seibu Holdings, Inc. 85,127
2,200 Seino Holdings Co., Ltd. 33,189
323 Sixt SE 26,284
1,700 Sotetsu Holdings, Inc. 26,865
212 Stef SA 28,808
1,498 TFI International, Inc. 202,443
3,700 Tobu Railway Co., Ltd. 60,033
5,000 Tokyu Corp. 53,373
4,312 Tourism Holdings, Ltd. 4,800
16,103 Transport International Holdings, Ltd.* 17,106
5,300 West Japan Railway Co. 93,616
14,169 Zigup plc 56,823
2,678,645
Health Care Equipment & Supplies (1.4%):
6,242 Advanced Medical Solutions Group plc 15,445
5,450 Alcon AG 461,695
3,845 Alcon AG, ADR 326,402
8,740 Ambu A/S, Class B 126,258
5,475 Ansell, Ltd. 114,607
12,817 Arjo AB, Class B 42,013
2,700 Asahi Intecc Co., Ltd. 43,785
1,537 Bausch + Lomb Corp.* 27,758
751 BioMerieux 80,275
362 Carl Zeiss Meditec AG, Class BR 17,050
246 Cellavision AB 4,840
887 Cochlear, Ltd. 158,851
1,511 Coloplast A/S, Class B 165,473
251 Coltene Holding AG, Registered Shares^ 14,221
31,038 ConvaTec Group plc(a) 85,930
3,746 Demant A/S* 138,170
238 Draegerwerk AG & Co. KGaA 10,154
458 Eckert & Ziegler SE 21,109
8,801 Elekta AB, Class B 48,653
1,524 EssilorLuxottica SA* 370,277
2,617 Fisher & Paykel Healthcare Corp., Ltd. 56,125
900 Fukuda Denshi Co., Ltd. 41,437
4,544 Getinge AB, B Shares 74,580
405 Guerbet 11,243
1,200 Hogy Medical Co., Ltd. 36,122
3,100 Hoya Corp. 385,242
537 Ion Beam Applications 7,433
2,000 Japan Lifeline Co., Ltd. 17,467
1,000 Jeol, Ltd. 35,153
5,510 Koninklijke Philips NV, ADR* 139,513
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
6,332 Koninklijke Philips NV* $ 160,654
1,600 Mani, Inc. 18,262
276 Medacta Group SA(a) 32,449
671 Medistim ASA 8,826
849 Medmix AG(a) 8,234
2,700 Menicon Co., Ltd. 23,783
10 Metall Zug AG, Registered Shares 12,458
2,000 Mizuho Medy Co., Ltd. 18,989
19,000 Modern Dental Group, Ltd. 10,186
2,300 Nakanishi, Inc. 34,690
6,757 Nanosonics, Ltd.* 12,556
7,100 Nipro Corp. 67,284
3,400 Olympus Corp. 50,646
1,800 Paramount Bed Holdings Co., Ltd. 30,830
458 Pentixapharm Holding AG* 1,403
2,100 PHC Holdings Corp. 12,778
457 Revenio Group Oyj 12,608
600 Rion Co., Ltd. 9,932
16,500 Riverstone Holdings, Ltd. 13,172
2,538 Siemens Healthineers AG(a) 134,547
990 Smith & Nephew plc, ADR 24,334
2,518 Smith & Nephew plc 30,941
559 Sonova Holding AG 182,033
360 STRATEC SE 11,116
731 Straumann Holding AG, Class R 91,771
8,800 Sysmex Corp. 161,482
1,700 Terumo Corp. 32,717
85 Ypsomed Holding AG, Registered Shares 30,669
4,316,631
Health Care Providers & Services (0.8%):
5,600 Alfresa Holdings Corp. 76,651
5,205 Ambea AB(a) 45,474
4,039 Amplifon SpA 103,621
1,500 Amvis Holdings, Inc. 6,912
732 Andlauer Healthcare Group, Inc. 21,492
1,700 As One Corp. 28,412
6,164 Attendo AB(a) 28,424
5,975 Australian Clinical Labs, Ltd. 12,719
700 BML, Inc. 12,880
2,200 Charm Care Corp. KK 18,332
6,760 Clariane SE* 14,481
20,000 C-Mer Medical Holdings, Ltd.* 5,177
2,319 CVS Group plc 24,334
2,886 EBOS Group, Ltd. 59,830
263 Elan Corp. 1,224
4,012 Extendicare, Inc. 29,672
3,784 Fagron 65,589
1,200 FALCO HOLDINGS Co., Ltd. 18,437
1,400 France Bed Holdings Co., Ltd. 11,573
6,241 Fresenius Medical Care AG 284,122
7,893 Fresenius SE & Co. KGaA* 274,120
2,826 Galenica AG(a) 231,670
1,500 H.U. Group Holdings, Inc. 24,280
26,644 Healius, Ltd.* 22,574
2,572 Humana AB* 8,287
4,825 Integral Diagnostics, Ltd. 8,679
1,000 Japan Medical Dynamic Marketing, Inc. 3,897
225 LNA Sante SA 5,611
3,204 Medical Facilities Corp. 34,797

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
1,574 Medicover AB, Class B $ 27,312
778 Medios AG* 10,650
6,200 Medipal Holdings Corp. 93,614
3,565 Mediterranean Towers, Ltd. 9,860
24,681 Monash IVF Group, Ltd. 19,401
1,110 NMC Health plc*(b) —
11,023 Novolog, Ltd. 5,498
23,114 Oceania Healthcare, Ltd.* 9,437
6,310 Oriola Oyj, Class B 5,814
26,115 Raffles Medical Group, Ltd. 16,262
3,862 Ramsay Health Care, Ltd.* 82,554
7,784 Regis Healthcare, Ltd. 28,848
10,527 Ryman Healthcare, Ltd.* 27,733
3,800 Ship Healthcare Holdings, Inc. 53,264
2,174 Sienna Senior Living, Inc. 23,626
90,960 Sigma Healthcare, Ltd.^ 147,044
1,900 Solasto Corp. 5,683
6,565 Sonic Healthcare, Ltd. 109,515
9,842 Spire Healthcare Group plc(a) 27,818
9,116 Summerset Group Holdings, Ltd.* 66,845
1,100 SUNWELS Co., Ltd. 4,966
2,200 Suzuken Co., Ltd. 65,950
5,236 Terveystalo Oyj(a) 57,049
176,600 Thomson Medical Group, Ltd.* 6,080
1,800 Toho Holdings Co., Ltd. 48,580
1,300 Tokai Corp./Gifu 18,787
1,400 Value HR Co., Ltd. 14,915
2,800 Vital KSK Holdings, Inc. 22,138
10,100 Well Health Technologies Corp.* 48,206
2,540,720
Health Care Technology (0.1%):
7,980 AGFA-Gevaert NV* 5,952
2,802 Ascom Holding AG, Registered Shares 12,845
2,600 Carenet, Inc. 9,141
857 CompuGroup Medical SE & Co KgaA 19,311
94 Equasens 4,308
6,200 M3, Inc. 54,077
1,200 Medical Data Vision Co., Ltd. 2,998
800 Medley, Inc.* 19,274
700 MedPeer, Inc.^ 2,070
103 Nexus AG 7,381
800 NNIT A/S*(a) 10,276
905 Pro Medicus, Ltd. 139,513
1,213 RaySearch Laboratories AB 23,685
2,759 Sectra AB* 68,913
379,744
Hotels, Restaurants & Leisure (2.1%):
4,858 Accor SA 235,235
600 Aeon Fantasy Co., Ltd. 11,430
1,000 Airtrip Corp. 7,162
7,276 Amadeus IT Group SA 511,773
10,450 Aristocrat Leisure, Ltd. 441,182
1,638 Basic-Fit NV*^(a) 38,203
6,278 Betsson AB, Class B* 81,502
20,000 Cafe de Coral Holdings, Ltd. 20,107
1,533 Carnival plc, ADR* 34,508
72,000 Century City International Holdings, Ltd.* 1,279
970 Cie des Alpes 15,231
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
23,206 Coast Entertainment Holdings, Ltd.* $ 7,038
5,293 Collins Foods, Ltd.* 23,701
4,300 Colowide Co., Ltd. 46,513
14,639 Compass Group plc 486,542
3,168 Corporate Travel Management, Ltd. 25,909
4,100 Create Restaurants Holdings, Inc. 30,344
2,300 Curves Holdings Co., Ltd. 11,360
12,844 Dalata Hotel Group plc 61,870
674 Delivery Hero SE*(a) 18,967
1,588 Domino's Pizza Enterprises, Ltd.* 28,861
11,216 Domino's Pizza Group plc 44,209
1,600 Doutor Nichires Holdings Co., Ltd. 23,697
4,906 Elior Group SA*(a) 14,250
13,411 Entain plc 114,842
1,516 Evolution AB(a) 116,425
6,500 Fairwood Holdings, Ltd. 5,098
292 Fattal Holdings 1998, Ltd.* 41,980
8,652 Flight Centre Travel Group, Ltd. 89,330
960 Flutter Entertainment plc* 247,307
2,900 Food & Life Cos., Ltd. 61,074
12,200 Fosun Tourism Group*(a) 11,665
900 Fuji Kyuko Co., Ltd. 12,717
1,200 Fujio Food Group, Inc. 8,872
500 Fujita Kanko, Inc. 25,339
557 Fuller Smith & Turner plc 4,314
25,000 Galaxy Entertainment Group, Ltd. 105,332
400 Genki Global Dining Concepts Corp. 8,857
143,500 Genting Singapore, Ltd. 80,409
900 Gift Holdings, Inc. 20,470
4,953 Greggs plc 172,184
10,742 Gym Group plc*(a) 20,036
2,700 Heiwa Corp. 41,759
600 Hiday Hidaka Corp. 10,597
2,000 HIS Co., Ltd.* 18,360
5,443 Hollywood Bowl Group plc 20,331
18,230 Hongkong & Shanghai Hotels, Ltd. (The)* 14,601
1,500 Hotland Co., Ltd. 20,329
1,416 Ibersol SGPS SA 10,954
1,900 Ichibanya Co., Ltd. 12,335
982 InterContinental Hotels Group plc, ADR^ 122,671
808 InterContinental Hotels Group plc 100,635
535 Issta, Ltd. 13,728
3,676 J D Wetherspoon plc 27,512
868 Jumbo Interactive, Ltd. 7,478
2,383 Just Eat Takeaway.com NV*(a) 32,568
3,000 KOMEDA Holdings Co, Ltd. 53,870
3,200 Koshidaka Holdings Co., Ltd. 22,865
2,800 Kyoritsu Maintenance Co., Ltd. 51,480
4,703 La Francaise des Jeux SACA(a) 180,632
38,797 Lottery Corp., Ltd. (The) 118,405
33,812 Marston's plc* 18,478
800 Maruchiyo Yamaokaya Corp. 24,399
600 Matsuyafoods Holdings Co., Ltd. 24,790
1,400 McDonald's Holdings Co. Japan, Ltd. 54,951
6,149 Melia Hotels International SA 46,906
15,600 MGM China Holdings, Ltd. 19,968
14,000 Miramar Hotel & Investment 16,427
11,969 Mitchells & Butlers plc* 36,602
1,200 Monogatari Corp. (The) 26,431

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
1,313 MTY Food Group, Inc. $ 41,812
46,867 NagaCorp, Ltd.* 17,557
1,800 Ohsho Food Service Corp. 34,744
5,176 On the Beach Group plc(a) 16,404
5,300 Oriental Land Co., Ltd. 114,475
900 Pizza Pizza Royalty Corp. 8,147
11,676 Playtech plc* 104,495
600 Pollard Banknote, Ltd. 10,019
12,439 Rank Group plc 13,381
2,400 Resorttrust, Inc. 47,634
3,149 Restaurant Brands International, Inc. 205,267
3,018 Restaurant Brands New Zealand, Ltd. 6,813
700 Ringer Hut Co., Ltd. 9,734
9,100 Round One Corp. 74,568
1,800 Royal Holdings Co., Ltd. 27,298
1,100 Saizeriya Co., Ltd. 37,183
18,188 Sands China, Ltd.* 48,864
9,588 Scandic Hotels Group AB(a) 59,478
36,000 Shangri-La Asia, Ltd. 24,564
42,585 SJM Holdings, Ltd.*^ 14,751
2,233 SkiStar AB 32,982
29,451 SKYCITY Entertainment Group, Ltd. 23,795
6,900 Skylark Holdings Co., Ltd. 107,134
2,861 Sodexo SA 235,697
23,036 SSP Group plc 51,844
1,200 St Marc Holdings Co., Ltd. 20,609
92,601 Star Entertainment Group, Ltd. (The)*^ 10,836
91,665 Tabcorp Holdings, Ltd.* 31,990
137 Tivoli A/S 12,486
800 Tokyotokeiba Co., Ltd. 22,972
2,300 Toridoll Holdings Corp. 56,710
11,666 Trainline plc*(a) 62,864
6,237 TUI AG* 53,912
11,838 TUI AG, Frankfurt, Frankfurt* 102,327
6,523 WEB Travel Group, Ltd.* 18,470
6,523 Webjet Group, Ltd.* 3,508
4,802 Whitbread plc 177,036
31,600 Wynn Macau, Ltd.^ 21,933
1,900 Yoshinoya Holdings Co., Ltd. 37,433
1,308 Young & Co.'s Brewery plc, Class A^ 14,175
1,515 Young & Co.'s Brewery plc 11,931
122 Zeal Network SE 6,315
1,600 Zensho Holdings Co., Ltd. 90,493
6,641,826
Household Durables (1.6%):
2,091 Ariston Holding NV 7,478
5,875 Azorim-Investment Development & Construction
Co., Ltd.* 34,228
4,812 Bang & Olufsen A/S* 6,278
51,260 Barratt Redrow plc 281,190
6,184 Bellway plc 192,865
2,560 Berkeley Group Holdings plc* 125,056
1,566 Bigben Interactive* 2,329
11,184 Bonava AB, B Shares* 8,018
3,437 Breville Group, Ltd. 75,082
27,975 Cairn Homes plc 67,117
2,500 Casio Computer Co., Ltd. 20,715
600 Chofu Seisakusho Co., Ltd. 7,354
9,402 Crest Nicholson Holdings plc 19,879
Shares Value
Common Stocks, continued
Household Durables, continued
968 Danya Cebus, Ltd. $ 30,964
1,000 Dorel Industries, Inc., Class B* 2,706
588 Electra Consumer Products 1970, Ltd.* 16,983
3,176 Electrolux AB, Class B* 26,444
1,200 ES-Con Japan, Ltd. 7,388
500 Eslead Corp. 14,363
2,053 Fiskars OYJ Abp 31,766
1,300 FJ Next Holdings Co., Ltd. 9,960
2,700 Foster Electric Co., Ltd. 26,413
1,600 Fuji Corp., Ltd. 8,096
25,820 Glenveagh Properties plc*(a) 42,774
7,395 GN Store Nord A/S* 137,395
10,100 Haseko Corp. 129,807
2,710 Henry Boot plc 7,797
700 Hoosiers Holdings Co., Ltd. 4,641
6,400 Iida Group Holdings Co., Ltd. 96,178
3,346 JM AB 50,595
9,500 JVCKenwood Corp. 105,007
958 Kaufman & Broad SA 32,207
700 Ki-Star Real Estate Co., Ltd. 19,055
1,300 LEC, Inc. 10,610
540 Leifheit AG 8,865
73,600 Man Wah Holdings, Ltd. 45,547
1,659 Maytronics, Ltd. 4,470
1,185 Nacon SA* 914
1,363 Neinor Homes SA(a) 23,860
11,200 Nikon Corp. 115,112
22,304 Nobia AB*^ 7,773
4,300 Open House Group Co., Ltd. 144,741
32,200 Panasonic Holdings Corp. 334,341
9,848 Persimmon plc 147,204
1,200 Pressance Corp. 15,155
1,900 Rinnai Corp. 39,073
567 Sabaf SpA 8,893
1,800 Sangetsu Corp. 34,256
1,082 SEB SA 97,486
7,100 Sekisui Chemical Co., Ltd. 122,531
4,900 Sekisui House, Ltd. 116,666
5,800 Sharp Corp.* 35,997
72,000 Sony Group Corp. 1,521,205
4,800 Sumitomo Forestry Co., Ltd. 161,543
328 Surteco Group SE* 6,658
1,100 Tama Home Co., Ltd.^ 24,787
1,200 Tamron Co., Ltd. 33,833
106,203 Taylor Wimpey plc 161,705
1,000 Toa Corp. Tokyo 6,350
400 Token Corp. 31,795
1,912 Victoria plc* 1,642
1,127 VIDENDUM plc* 2,061
13,044 Vistry Group plc* 93,054
100 V-ZUG Holding AG* 5,405
3,849 YIT Oyj* 9,928
1,200 Zojirushi Corp. 13,531
5,035,119
Household Products (0.3%):
636 Essity AB, Class A 17,004
2,641 Essity AB, Class B 70,649
1,689 Henkel AG & Co. KGaA 130,084
2,700 Kusuri no Aoki Holdings Co., Ltd. 55,877

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Household Products, continued
11,500 Lion Corp. $ 128,586
14,255 McBride plc* 18,777
3,600 Pigeon Corp. 33,221
8,488 Reckitt Benckiser Group plc 512,668
1,100 ST Corp. 10,770
800 Transaction Co., Ltd. 10,551
6,000 Unicharm Corp. 49,311
1,037,498
Independent Power and Renewable Electricity Producers
(0.5%):
2,302 7C Solarparken AG 4,531
9,305 Audax Renovables SA 14,944
2,451 Boralex, Inc., Class A 48,959
3,000 Capital Power Corp.*^ 132,999
7,088 Cloudberry Clean Energy ASA* 7,792
1,098 Corp ACCIONA Energias Renovables SA 20,244
4,371 Doral Group Renewable Energy Resources, Ltd.* 15,336
19,366 Drax Group plc 156,772
5,832 EDP Renovaveis SA* 60,455
1,700 EF-ON, Inc. 4,183
4,000 Electric Power Development Co., Ltd. 65,132
1,927 Enlight Renewable Energy, Ltd.* 33,407
1,000 eRex Co., Ltd.* 4,644
881 ERG SpA 17,959
596 Grenergy Renovables SA* 20,155
5,092 Innergex Renewable Energy, Inc. 28,519
690 Kenon Holdings, Ltd. 23,058
8,725 Meridian Energy, Ltd. 28,848
1,902 Neoen SA*(a) 78,255
10,945 Northland Power, Inc. 136,308
3,056 OPC Energy, Ltd.* 24,979
2,011 Orron Energy ab* 1,293
1,500 Polaris Renewable Energy, Inc. 13,911
2,100 RENOVA, Inc.* 10,321
10,912 RWE AG 325,774
3,504 Scatec ASA*(a) 24,492
1,714 Solaria Energia y Medio Ambiente SA*^ 13,813
9,792 TransAlta Corp. 138,504
882 Voltalia SA, Registered Shares* 6,514
910 West Holdings Corp. 10,488
1,472,589
Industrial Conglomerates (1.1%):
544 Aker ASA, A Shares 26,271
865 Bonheur ASA 19,842
8,000 Chevalier International Holdings, Ltd. 4,223
17,930 CK Hutchison Holdings, Ltd. 96,112
57,000 CTF Services Ltd. 56,818
3,964 DCC plc 254,585
2,000 Guoco Group, Ltd. 18,533
200 Hikari Tsushin, Inc. 43,552
47,700 Hitachi, Ltd. 1,172,511
1,282 Indus Holding AG 26,955
7,260 Infratil, Ltd. 51,166
515 Italmobiliare SpA 13,786
4,100 Jardine Cycle & Carriage, Ltd. 85,094
1,500 Katakura Industries Co., Ltd. 18,855
3,600 Keihan Holdings Co., Ltd. 75,741
20,300 Keppel, Ltd. 101,680
Shares Value
Common Stocks, continued
Industrial Conglomerates, continued
1,492 Lifco AB, Class B $ 43,253
2,900 Mie Kotsu Group Holdings, Inc. 9,144
5,400 Nisshinbo Holdings, Inc. 30,694
7,406 Nolato AB, Class B 36,303
1,300 Noritsu Koki Co., Ltd. 42,425
5,632 Siemens AG, Registered Shares 1,099,669
4,344 Smiths Group plc 93,138
27,456 Storskogen Group AB, Class B 28,560
5,400 TOKAI Holdings Corp. 33,268
933 Volati AB 8,277
3,490,455
Insurance (4.9%):
4,195 Admiral Group plc 138,489
32,466 Aegon, Ltd. 192,109
2,700 Aegon, Ltd., Registered Shares, NYS 15,903
6,941 Ageas SA/NV 337,183
120,840 AIA Group, Ltd. 874,176
40,863 Alm Brand A/S 79,643
2,500 Anicom Holdings, Inc. 10,235
4,790 ASR Nederland NV 227,138
3,755 AUB Group, Ltd. 72,515
34,170 Aviva plc 200,483
9,798 AXA SA 348,320
1,673 Baloise Holding AG, Registered Shares 302,485
27,884 Beazley plc 284,187
7,384 Chesnara plc 24,411
3,499 Clal Insurance Enterprises Holdings, Ltd. 82,528
6,325 Coface SA 94,209
8,100 Dai-ichi Life Holdings, Inc. 215,194
3,500 Definity Financial Corp. 142,333
72,295 Direct Line Insurance Group plc 230,903
82 E-L Financial Corp., Ltd. 75,593
345 Fairfax Financial Holdings, Ltd. 480,067
1,054 FBD Holdings plc 13,808
300 FP Partner, Inc. 3,917
4,282 Generali 120,990
1,341 Gjensidige Forsikring ASA 23,713
3,883 Great-West Lifeco, Inc. 128,785
2,595 Grupo Catalana Occidente SA 96,278
566 Hannover Rueck SE 141,499
4,262 Harel Insurance Investments & Financial Services,
Ltd. 59,008
1,235 Helvetia Holding AG, Registered Shares 203,526
12,603 Hiscox, Ltd.* 170,850
4,086 iA Financial Corp., Inc. 379,006
506 IDI Insurance Co., Ltd. 17,929
56,935 Insurance Australia Group, Ltd. 298,258
1,510 Intact Financial Corp. 274,969
13,400 Japan Post Holdings Co., Ltd. 125,998
3,100 Japan Post Insurance Co., Ltd. 56,659
44,836 Just Group plc 91,138
9,989 Lancashire Holdings, Ltd. 82,286
106,924 Legal & General Group plc 306,272
16,597 Linea Directa Aseguradora SA Cia de Seguros y
Reaseguros 18,633
15,066 Mandatum Oyj 70,041
9,385 Manulife Financial Corp., ADR 288,213
173 Manulife Financial Corp. 5,315
53,643 Mapfre SA 135,904

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Insurance, continued
52,708 Medibank Pvt, Ltd. $ 123,426
1,055 Menora Mivtachim Holdings, Ltd. 43,206
16,641 Migdal Insurance & Financial Holdings, Ltd. 31,381
7,100 MS&AD Insurance Group Holdings, Inc. 155,243
1,647 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Class R 828,335
20,716 nib holdings, Ltd.* 70,096
10,004 NN Group NV 435,617
2,268 Phoenix Financial, Ltd. 33,162
13,522 Phoenix Group Holdings plc 86,049
6,678 Poste Italiane SpA(a) 94,169
1,147 Protector Forsikring ASA 28,748
175 Prudential plc, ADR 2,790
14,441 Prudential plc 115,111
46,326 QBE Insurance Group, Ltd.* 550,968
8,346 Sabre Insurance Group plc(a) 14,404
3,822 Saga plc* 5,739
5,000 Sampo Oyj, A Shares 204,426
4,795 SCOR SE 117,410
445 Solid Forsakring AB 3,364
16,500 Sompo Holdings, Inc. 436,801
30,315 Steadfast Group, Ltd. 108,817
11,700 Storebrand ASA 124,729
7,377 Sun Life Financial, Inc. 438,062
22,932 Suncorp Group, Ltd. 269,081
549 Swiss Life Holding AG 423,010
5,935 Swiss Re AG 857,265
7,100 T&D Holdings, Inc. 129,541
2,342 Talanx AG 199,269
19,500 Tokio Marine Holdings, Inc. 698,415
20,654 TOWER, Ltd. 15,590
892 Trisura Group, Ltd.* 24,191
12,381 Tryg A/S 261,104
19,942 Unipol Gruppo SpA 248,319
4,363 UNIQA Insurance Group AG 35,379
54 Vaudoise Assurances Holding SA 29,390
2,169 Vienna Insurance Group AG Wiener Versicherung
Gruppe 68,136
1,796 Wuestenrot & Wuerttembergische AG 21,644
1,084 Zurich Insurance Group AG 644,317
15,517,803
Interactive Media & Services (0.3%):
16,698 Auto Trader Group plc(a) 165,268
1,065 Better Collective A/S* 10,730
2,166 CAR Group, Ltd.* 48,129
4,900 Catena Media plc* 1,660
5,418 Domain Holdings Australia, Ltd. 8,484
200 giftee, Inc.^ 1,629
2,628 Hemnet Group AB 79,755
4,100 Kakaku.com, Inc. 62,506
1,170 Karnov Group AB* 8,714
14,300 LY Corp. 37,858
600 MarkLines Co., Ltd. 8,300
23,605 MONY Group plc 56,665
784 REA Group, Ltd. 112,763
27,399 Rightmove plc 219,334
3,754 SEEK, Ltd. 52,258
Shares Value
Common Stocks, continued
Interactive Media & Services, continued
5,700 ZIGExN Co., Ltd. $ 17,159
891,212
IT Services (1.3%):
3,641 Addnode Group AB 34,170
114 Adesso SE 10,383
308 All for One Group SE 18,480
370 Allgeier SE 5,774
847 Alten SA 68,967
1,244 Appen, Ltd.* 2,020
400 Argo Graphics, Inc. 12,683
2,661 Atea ASA 33,073
506 Aubay 23,587
2,200 Avant Group Corp. 27,882
600 Base Co., Ltd. 10,862
4,249 Bechtle AG 136,844
2,400 BIPROGY, Inc. 72,235
3,346 Bouvet ASA 22,507
2,600 BrainPad, Inc. 20,214
1,600 Business Brain Showa-Ota, Inc. 21,677
1,186 CANCOM SE 28,541
2,086 Capgemini SE 340,233
1,233 CGI, Inc., ADR 134,792
2,600 CGI, Inc. 284,511
3,200 Change Holdings, Inc. 23,971
4,933 Columbus A/S 6,888
3,688 Computacenter plc 97,349
1,100 Comture Corp. 15,810
7,372 Converge Technology Solutions Corp. 16,772
5,973 Data#3, Ltd. 23,550
500 Densan System Holdings Co., Ltd. 7,941
400 Dentsu Soken, Inc. 14,773
1,400 DTS Corp. 37,089
8,624 Econocom Group SA/NV 16,649
333 E-Guardian, Inc. 4,007
558 Enea AB* 4,985
1,045 Exclusive Networks SA 20,412
3,891 FDM Group Holdings plc 15,367
348 Formula Systems 1985, Ltd. 29,270
7,900 Fujitsu, Ltd. 138,776
2,500 Future Corp. 29,266
824 GFT Technologies SE 18,904
6,665 Global Dominion Access SA(a) 19,262
1,900 GMO internet group, Inc. 32,112
4,953 Indra Sistemas SA 87,632
1,400 Ines Corp. 16,147
700 I-Net Corp. 7,036
227 Infotel SA 10,156
2,776 iomart Group plc 2,603
700 JBCC Holdings, Inc. 20,050
600 JIG-SAW, Inc.^ 12,775
3,119 Kainos Group plc 31,437
816 KNOW IT AB 10,179
1,146 Kontron AG 23,098
226 Macquarie Technology Group, Ltd.* 12,310
1,889 Matrix IT, Ltd. 44,457
4,910 Megaport, Ltd.* 22,246
300 Mitsubishi Research Institute, Inc. 9,180
469 Nagarro SE* 38,369
16,269 NCC Group plc 30,372

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
IT Services, continued
700 NEC Corp. $ 60,141
2,700 NEC Networks & System Integration Corp. 56,154
2,771 Netcompany Group A/S*(a) 130,493
6,004 NEXTDC, Ltd.* 55,774
3,856 Nomura Research Institute, Ltd. 113,448
1,600 NS Solutions Corp. 41,122
2,800 NSD Co., Ltd. 59,816
7,400 NTT Data Group Corp. 140,543
4,500 Obic Co., Ltd. 133,527
2,099 One Software Technologies, Ltd. 39,538
1,200 Oro Co., Ltd. 19,380
3,300 Otsuka Corp. 75,407
1,200 Pole To Win Holdings, Inc. 3,440
1,470 Proact IT Group AB 15,647
689 Reply SpA 109,165
2,400 SCSK Corp. 50,334
105 Secunet Security Networks AG 12,645
600 SHIFT, Inc.* 68,716
700 Shopify, Inc., Class A* 74,510
650 Shopify, Inc., Class A, ADR* 69,115
1,200 Simplex Holdings, Inc. 18,828
6,613 Softcat plc 125,685
1,300 Softcreate Holdings Corp. 18,873
655 Sopra Steria Group 116,015
52,000 SUNeVision Holdings, Ltd. 28,615
464 Sword Group 17,122
2,400 TDC Soft, Inc. 23,821
1,700 TechMatrix Corp. 25,546
2,780 TietoEVRY Oyj 48,993
5,100 TIS, Inc. 120,166
500 Uchida Yoko Co., Ltd. 21,991
315 Wavestone 13,917
573 Wiit SpA 11,473
4,180,595
Leisure Products (0.4%):
4,500 Bandai Namco Holdings, Inc. 107,092
1,496 Beneteau SACA 13,627
705 BRP, Inc. 35,910
1,042 Catana Group 5,451
2,600 Furyu Corp. 18,347
1,217 Games Workshop Group plc 201,789
1,000 GLOBERIDE, Inc. 12,281
874 Harvia Oyj 38,789
600 Kawai Musical Instruments Manufacturing Co., Ltd. 11,244
500 Mars Group Holdings Corp. 10,635
800 Mizuno Corp. 45,124
800 Roland Corp. 19,815
7,500 Sankyo Co., Ltd. 101,457
821 Sanlorenzo SpA/Ameglia 27,781
3,500 Sega Sammy Holdings, Inc. 67,889
300 Shimano, Inc. 40,474
700 Spin Master Corp.*(a) 16,496
6,203 Technogym SpA(a) 67,277
1,290 Thule Group AB(a) 39,837
3,300 Tomy Co., Ltd. 94,426
1,800 Tsuburaya Fields Holdings, Inc. 20,971
700 Universal Entertainment Corp. 4,570
9,600 Yamaha Corp. 69,299
Shares Value
Common Stocks, continued
Leisure Products, continued
3,500 Yonex Co., Ltd. $ 47,610
1,118,191
Life Sciences Tools & Services (0.4%):
3,977 AddLife AB, Class B 49,430
840 Biotage AB 12,237
717 Chemometec A/S 48,695
3,772 Eurofins Scientific SE 192,383
2,062 Evotec SE* 17,508
1,732 Gerresheimer AG 127,351
833 Lonza Group AG, Registered Shares 491,094
697 Medcap AB* 37,868
585 PolyPeptide Group AG*(a) 18,312
793 QIAGEN NV* 35,351
1,775 QIAGEN NV, ADR* 79,041
172 Sartorius Stedim Biotech 33,538
1,600 Shin Nippon Biomedical Laboratories, Ltd. 16,837
124 Siegfried Holding AG, Registered Shares 134,699
245 SKAN Group AG 20,567
255 Tecan Group AG, Class R 56,745
1,371,656
Machinery (3.9%):
5,199 Aalberts NV 183,570
900 Ag Growth International, Inc. 31,822
2,600 Aichi Corp. 23,717
2,100 Aida Engineering, Ltd. 10,782
1,251 Alfa Laval AB 51,952
3,214 Alimak Group AB(a) 34,098
900 Alinco, Inc. 6,071
10,922 Alstom SA* 243,933
14,600 Amada Co., Ltd. 140,845
2,972 ANDRITZ AG 150,719
2,000 Anest Iwata Corp. 18,192
2,700 Asahi Diamond Industrial Co., Ltd. 14,050
19,103 Atlas Copco AB, Class A 292,375
11,246 Atlas Copco AB, Class B 152,343
1,849 ATS Corp.* 56,398
1,300 Bando Chemical Industries, Ltd. 15,651
1,134 Beijer Alma AB, Class B 16,836
9,371 Bodycote plc 73,895
375 Bucher Industries AG, Registered Shares 134,695
117 Burckhardt Compression Holding AG 83,386
56 Bystronic AG 19,137
2,204 Cargotec Oyj, Class B* 117,097
1,800 CKD Corp. 29,055
1,110 Construcciones y Auxiliar de Ferrocarriles SA 40,183
90 Daetwyler Holding AG, Class BR 13,183
4,300 Daifuku Co., Ltd. 89,190
2,000 Daihatsu Diesel Manufacturing Co., Ltd. 23,333
17,304 Daimler Truck Holding AG 660,380
2,100 Daiwa Industries, Ltd. 20,480
745 Danieli & C Officine Meccaniche SpA 18,630
1,585 Danieli & C Officine Meccaniche SpA, Savings Share 31,544
3,900 DMG Mori Co., Ltd. 63,062
1,587 Duerr AG 35,192
8,500 Ebara Corp. 130,129
500 Ebara Jitsugyo Co., Ltd. 12,346
3,512 Electrolux Professional AB, Class B 21,756
2,951 Engcon AB 27,905

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Machinery, continued
2,998 Epiroc AB, Class A $ 52,089
2,147 Epiroc AB, Class B 33,404
1,400 FANUC Corp. 36,576
2,271 FLSmidth & Co. A/S 112,456
823 Fluidra SA 19,925
13,800 Frencken Group, Ltd. 11,441
3,900 Fuji Corp./Aichi 59,024
1,000 Fukushima Galilei Co., Ltd. 16,687
1,700 Furukawa Co., Ltd. 17,229
7,349 GEA Group AG 363,998
3,082 Georg Fischer AG, Registered Shares 233,058
371 Gesco SE 5,075
2,000 Glory, Ltd. 32,741
16,185 Heidelberger Druckmaschinen AG* 15,347
5,448 Hexagon Composites ASA* 21,811
1,869 Hexagon Purus ASA* 924
15,700 Hino Motors, Ltd.* 55,888
600 Hirata Corp. 20,598
1,200 Hisaka Works, Ltd. 8,055
4,300 Hitachi Construction Machinery Co., Ltd. 94,988
900 Hokuetsu Industries Co., Ltd. 10,313
1,700 Hoshizaki Corp. 67,026
1,000 Hosokawa Micron Corp. 26,524
679 Husqvarna AB, A Shares 3,567
7,237 Husqvarna AB, B Shares 37,783
700 IHI Corp. 40,812
9,679 IMI plc 219,668
2,434 Indutrade AB 60,941
12 Interroll Holding AG, Class R 26,373
1,300 Iseki & Co., Ltd. 7,667
10,380 Iveco Group NV 100,892
1,300 Iwaki Co., Ltd. 20,927
1,300 Japan Steel Works, Ltd. (The) 46,944
699 JOST Werke SE(a) 32,950
3,700 Juki Corp.* 8,690
2,204 Kalmar Oyj, Class B* 72,598
5,600 Kanadevia Corp. 34,717
176 Kardex Holding AG, Registered Shares 52,476
900 Kato Works Co., Ltd. 8,024
1,000 Kawasaki Heavy Industries, Ltd. 45,586
3,420 KION Group AG 112,856
400 Kitagawa Corp. 2,995
2,600 Kitz Corp. 18,651
2,518 Knorr-Bremse AG 183,478
572 Koenig & Bauer AG* 8,993
21,000 Komatsu, Ltd. 580,129
184 Komax Holding AG, Class R 23,314
2,900 Komori Corp. 22,046
5,849 Kone Oyj, Class B 284,392
3,421 Konecranes Oyj 217,970
665 Krones AG 82,656
10,100 Kubota Corp. 116,725
2,600 Kurita Water Industries, Ltd. 90,510
1,200 Kyokuto Kaihatsu Kogyo Co., Ltd. 19,306
1,200 Maezawa Kyuso Industries Co., Ltd. 10,234
1,300 Makino Milling Machine Co., Ltd. 88,109
2,600 Makita Corp. 79,192
586 Manitou BF SA 10,151
800 Max Co., Ltd. 17,733
Shares Value
Common Stocks, continued
Machinery, continued
1,800 Meidensha Corp. $ 49,197
800 METAWATER Co., Ltd. 9,200
19,868 Metso Oyj 186,163
4,032 MINEBEA MITSUMI, Inc. 64,748
3,500 MISUMI Group, Inc. 53,821
7,900 Mitsubishi Heavy Industries, Ltd. 110,668
1,000 Mitsubishi Logisnext Co., Ltd. 12,262
700 Mitsuboshi Belting, Ltd. 17,682
4,900 Mitsui E&S Co., Ltd. 56,373
1,300 Miura Co., Ltd. 32,512
10,151 Morgan Advanced Materials plc 34,562
1,500 Morita Holdings Corp. 20,592
2,800 Nabtesco Corp. 49,364
800 Nachi-Fujikoshi Corp. 15,979
2,000 Namura Shipbuilding Co., Ltd. 21,778
2,656 NFI Group, Inc.* 25,871
5,700 NGK Insulators, Ltd. 72,013
2,300 Nikkiso Co., Ltd. 14,063
2,700 Nikko Co., Ltd. 12,434
1,267 Nilfisk Holding A/S* 18,378
3,900 Nippon Thompson Co., Ltd. 12,321
400 Nissei ASB Machine Co., Ltd. 12,803
800 Nitta Corp. 18,808
500 Nitto Kohki Co., Ltd. 8,571
1,900 Nitto Seiko Co., Ltd. 7,492
900 Nittoku Co., Ltd. 11,734
900 Nomura Micro Science Co., Ltd. 12,989
1,400 Noritake Co., Ltd. 35,035
995 Norma Group SE 15,377
15,300 NSK, Ltd. 66,141
22,000 NTN Corp. 35,182
400 Obara Group, Inc. 10,145
4,495 OC Oerlikon Corp. AG 17,390
1,700 Oiles Corp. 26,639
400 Okamoto Machine Tool Works, Ltd. 9,929
2,200 OKUMA Corp. 46,873
1,000 Organo Corp. 51,198
4,500 OSG Corp. 52,714
692 Palfinger AG 14,103
668 Piovan SpA(a) 9,617
150 Plasson Industries, Ltd. 7,384
163 Rational AG 138,886
70 Rieter Holding AG, Registered Shares 6,549
22,196 Rotork plc 87,155
1,800 Ryobi, Ltd. 25,764
8,239 Sandvik AB 147,730
1,900 Savaria Corp. 26,293
241 Schindler Holding AG, Registered Shares 65,724
74,500 Seatrium, Ltd.* 113,068
684 SFS Group AG 94,572
1,100 Shibaura Machine Co., Ltd. 24,839
500 Shibuya Corp. 12,138
1,200 Shima Seiki Manufacturing, Ltd. 7,995
1,900 Shinmaywa Industries, Ltd. 16,684
78,000 Singamas Container Holdings, Ltd. 6,932
2,200 Sintokogio, Ltd. 13,159
7,590 Skellerup Holdings, Ltd. 21,952
5,262 SKF AB, B Shares 98,725
892 SKF AB, Class A 16,737

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Machinery, continued
100 SMC Corp. $ 38,943
2,300 Sodick Co., Ltd. 10,677
852 Spirax Group plc 72,692
772 Stabilus SE 24,254
1,498 Stadler Rail AG 32,855
1,600 Star Micronics Co., Ltd. 19,043
849 Sulzer AG, Registered Shares 122,508
4,800 Sumitomo Heavy Industries, Ltd. 97,530
3,900 Tadano, Ltd. 28,118
1,500 Takeuchi Manufacturing Co., Ltd. 46,870
1,300 Takuma Co., Ltd. 13,622
3,785 Talgo SA*(a) 13,172
478 Technotrans SE 9,216
8,187 Techtronic Industries Co., Ltd. 107,929
1,000 Teikoku Electric Manufacturing Co., Ltd. 17,970
700 Teikoku Sen-I Co., Ltd. 10,457
2,900 THK Co., Ltd. 66,501
2,100 Tocalo Co., Ltd. 24,530
800 Tokyo Keiki, Inc. 16,213
1,392 TOMRA Systems ASA 17,942
1,400 Torishima Pump Manufacturing Co., Ltd. 21,223
1,100 Toyota Industries Corp. 88,511
2,410 Trelleborg AB, Class B 82,361
1,098 Troax Group AB 22,292
1,100 Tsubaki Nakashima Co., Ltd. 3,274
4,200 Tsubakimoto Chain Co. 51,639
1,800 Tsugami Corp. 17,590
1,200 Tsukishima Holdings Co., Ltd. 11,375
600 Tsurumi Manufacturing Co., Ltd. 12,676
5,068 Valmet Oyj 122,232
375 VAT Group AG(a) 141,043
1,074 VBG Group AB, Class B 30,295
11,673 Vesuvius plc 61,968
3,139 Volvo AB, Class A 76,676
24,064 Volvo AB, Class B 584,211
719 Vossloh AG 32,052
1,416 Wacker Neuson SE 21,464
11,384 Wartsila OYJ Abp 201,357
560 Washtec AG 23,550
4,117 Weir Group plc (The) 112,080
1,600 YAMABIKO Corp. 25,604
69,800 Yangzijiang Shipbuilding Holdings, Ltd. 152,956
2,500 Yaskawa Electric Corp. 63,666
12,229,308
Marine Transportation (0.5%):
1,600 Algoma Central Corp. 16,475
3,578 AMSC ASA 8,174
44 AP Moller - Maersk A/S, Class A 70,686
64 AP Moller - Maersk A/S, Class B 106,008
11,088 Belships ASA 19,576
986 Clarkson plc 48,715
894 D/S Norden A/S 26,524
1,478 Dfds A/S 27,410
2,760 Golden Ocean Group, Ltd. 23,965
365 Hapag-Lloyd AG(a) 57,986
5,382 Hoegh Autoliners ASA 53,550
3,300 Iino Kaiun Kaisha, Ltd. 24,426
5,897 Irish Continental Group plc 31,559
2,300 Japan Transcity Corp. 14,830
Shares Value
Common Stocks, continued
Marine Transportation, continued
7,400 Kawasaki Kisen Kaisha, Ltd. $ 106,044
1,189 Klaveness Combination Carriers ASA(a) 7,787
714 Kuehne + Nagel International AG, Class R 163,349
6,700 Mitsui OSK Lines, Ltd. 232,701
19,192 MPC Container Ships ASA 34,995
7,800 Nippon Yusen KK 259,345
600 NS United Kaiun Kaisha, Ltd. 15,338
1,260 Odfjell SE, A Shares 12,976
257,000 Pacific Basin Shipping, Ltd. 54,274
36,000 SITC International Holdings Co., Ltd. 95,857
1,067 Stolt-Nielsen, Ltd. 27,161
2,499 Wallenius Wilhelmsen ASA 20,587
630 Wilh Wilhelmsen Holding ASA, A Shares 22,691
1,582,989
Media (0.8%):
1,418 4imprint Group plc 85,748
3,715 Aimia, Inc.* 6,824
996 Alma Media Oyj 11,339
65 APG SGA SA 14,287
8,376 ARN Media, Ltd. 3,802
14,475 Arnoldo Mondadori Editore SpA 31,777
4,886 Atresmedia Corp. de Medios de Comunicacion SA 22,116
1,951 Bloomsbury Publishing plc 16,460
24,877 Canal+ SA* 63,212
701 Cogeco Communications, Inc. 32,848
8,300 CyberAgent, Inc. 57,257
2,500 Dentsu Group, Inc. 61,064
5,775 Eutelsat Communications SACA*^ 13,566
2,800 Fuji Media Holdings, Inc. 30,623
4,481 Future plc 51,760
2,300 Gakken Holdings Co., Ltd. 15,463
7,000 Hakuhodo DY Holdings, Inc. 52,981
24,877 Havas NV* 41,801
16,075 Informa plc 160,083
500 Intage Holdings, Inc. 5,041
1,774 IPSOS SA 83,786
133,628 ITV plc 123,365
9,582 IVE Group, Ltd. 12,437
3,825 JCDecaux SE* 59,916
1,600 Kadokawa Corp. 31,988
24,877 Louis Hachette Group* 38,905
4,254 M&C Saatchi plc 9,050
1,300 Macromill, Inc. 10,081
1,664 Metropole Television SA 19,336
9,409 MFE-MediaForEurope NV, Class A 28,736
2,046 MFE-MediaForEurope NV, Class B 8,707
3,263 Next 15 Group plc 16,064
48,093 Nine Entertainment Co. Holdings, Ltd. 36,688
1,307 NRJ Group 9,469
19,083 oOh!media, Ltd. 13,933
602 Perion Network, Ltd.* 5,156
68,000 Pico Far East Holdings, Ltd. 16,096
5,806 ProSiebenSat.1 Media SE 29,805
1,300 Proto Corp. 10,636
4,172 Publicis Groupe SA 441,921
12,118 Reach plc 12,589
1,338 RTL Group SA 36,972
10,874 S4 Capital plc* 4,465
5,299 Sanoma Oyj 42,096

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Media, continued
430 Schibsted ASA, Class B $ 12,639
7,200 Septeni Holdings Co., Ltd. 18,022
16,564 SES SA 52,463
60,999 Seven West Media, Ltd.* 5,662
6,212 SKY Network Television, Ltd. 9,030
7,900 SKY Perfect JSAT Holdings, Inc. 45,156
15,013 Southern Cross Media Group, Ltd. 5,576
1,922 Stroeer SE & Co. KGaA 91,680
900 TBS Holdings, Inc. 22,867
5,942 Team Internet Group PLC 6,998
15,000 Television Broadcasts, Ltd.* 5,855
4,175 Television Francaise 1 SA 31,502
1,400 TV Asahi Holdings Corp. 20,207
500 Tv Tokyo Holdings Corp. 10,266
232 TX Group AG 46,493
1,000 ValueCommerce Co., Ltd. 7,424
1,600 Vector, Inc. 10,494
23,328 Viaplay Group AB* 1,432
24,877 Vivendi SE 65,781
500 Wowow, Inc. 3,165
2,098 WPP plc, ADR 107,837
5,041 WPP plc 52,192
700 Zenrin Co., Ltd. 3,689
2,516,679
Metals & Mining (4.2%):
7,741 Acerinox SA 75,480
1,200 ADF Group, Inc. 8,132
1,934 Agnico Eagle Mines, Ltd., ADR 151,258
3,459 Agnico Eagle Mines, Ltd. 270,646
400 Aichi Steel Corp. 13,057
7,379 Alamos Gold, Inc. 136,152
951 Alcoa Corp. 34,942
6,600 Algoma Steel Group, Inc. 64,548
41,565 Alkane Resources, Ltd.* 13,171
9,063 Alleima AB 61,527
1,400 Altius Minerals Corp.* 25,929
723 AMG Critical Materials NV^ 10,325
13,427 Anglo American plc 397,748
2,521 Anglogold Ashanti plc 58,185
1,981 Antofagasta plc 39,202
1,631 APERAM SA 42,432
70,846 Arafura Rare Earths, Ltd.* 5,031
5,723 ArcelorMittal SA 132,491
2,197 ArcelorMittal SA, ADR 50,817
2,800 ARE Holdings, Inc. 30,252
16,100 Ascot Resources, Ltd.* 2,072
3,752 Atalaya Mining plc 16,809
116,831 Aurelia Metals, Ltd.* 12,300
1,331 Aurubis AG^ 105,701
25,622 AVZ Minerals, Ltd.* 2,686
42,842 B2Gold Corp. 104,922
15,292 Barrick Gold Corp. 237,152
1,188 Bekaert SA 41,131
32,098 Bellevue Gold, Ltd.* 22,459
49,752 BHP Group, Ltd. 1,213,926
5,290 BHP Group, Ltd., ADR^ 258,311
11,637 BlueScope Steel, Ltd. 134,205
4,700 Boliden AB 131,673
9,940 Capital, Ltd. 10,079
Shares Value
Common Stocks, continued
Metals & Mining, continued
14,188 Capricorn Metals, Ltd.* $ 55,395
17,700 Capstone Copper Corp.* 109,478
10,700 Centerra Gold, Inc. 60,896
8,967 Central Asia Metals plc 17,641
21,468 Champion Iron, Ltd. 76,409
16,254 China Gold International Resources Corp., Ltd.* 84,250
1,500 Chubu Steel Plate Co., Ltd. 23,596
400 CK-San-Etsu Co., Ltd. 9,887
726 Cleveland-Cliffs, Inc.* 6,824
1,620 Culico Metals, Inc.* 135
5,000 Daido Steel Co., Ltd. 37,396
1,400 Daiki Aluminium Industry Co., Ltd. 9,367
35,369 De Grey Mining, Ltd.* 38,793
14,098 Deterra Royalties, Ltd. 32,529
2,200 Dowa Holdings Co., Ltd. 61,539
9,600 Dundee Precious Metals, Inc. 87,097
2,800 Dynacor Group, Inc. 11,202
7,200 ECORA RESOURCES plc 5,767
11,262 Eldorado Gold Corp.* 167,523
20,116 Emerald Resources NL* 40,664
6,695 Endeavour Mining plc 121,342
7,400 Endeavour Silver Corp.* 27,133
17,107 Equinox Gold Corp.* 86,172
393 Eramet SA^ 21,756
3,299 ERO Copper Corp.* 44,482
71,986 Evolution Mining, Ltd. 215,442
7,778 Evraz plc*(b) —
6,600 First Majestic Silver Corp. 36,276
18,971 First Quantum Minerals, Ltd.* 244,578
4,900 Foraco International SA 8,216
22,913 Fortescue, Ltd. 257,005
5,500 Fortuna Mining Corp., ADR* 23,595
13,552 Fortuna Mining Corp.* 58,176
865 Franco-Nevada Corp. 101,660
4,743 Fresnillo plc 36,956
8,215 Galiano Gold, Inc.* 10,231
13,966 Genesis Minerals, Ltd.* 21,458
54,653 Glencore plc 240,265
1,100 Godo Steel, Ltd. 27,558
8,900 GoGold Resources, Inc.* 6,873
32,681 Gold Road Resources, Ltd.* 41,627
4,992 Granges AB 59,394
7,630 Griffin Mining, Ltd.* 13,967
2,474 Hill & Smith plc 57,404
9,715 Hochschild Mining plc* 26,092
19,462 Hudbay Minerals, Inc. 157,884
27,531 IAMGOLD Corp.* 142,319
6,077 IGO, Ltd. 17,949
11,751 Iluka Resources, Ltd.* 36,739
24,320 Imdex, Ltd. 34,923
1,905 Ivanhoe Mines, Ltd.* 22,611
13,300 JFE Holdings, Inc. 149,352
50,009 Jupiter Mines, Ltd. 4,477
9,836 K92 Mining, Inc.* 59,401
60,333 Kinross Gold Corp. 560,388
15,400 Kobe Steel, Ltd. 153,303
700 Kurimoto, Ltd. 19,449
1,800 Kyoei Steel, Ltd. 20,799
2,700 Labrador Iron Ore Royalty Corp.^ 54,346

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Metals & Mining, continued
2,100 Largo, Inc.* $ 3,638
14,207 Lucara Diamond Corp.* 4,102
5,900 Lundin Gold, Inc. 125,857
25,112 Lundin Mining Corp. 216,124
11,822 Lynas Rare Earths, Ltd.* 46,672
48,387 Macmahon Holdings, Ltd. 10,340
3,114 Major Drilling Group International, Inc.* 17,787
2,600 Maruichi Steel Tube, Ltd. 57,330
48,808 Metals X, Ltd.* 12,536
176,000 Midas Holdings, Ltd.*(b) —
3,430 Mineral Resources, Ltd.* 72,750
4,200 Mitsubishi Materials Corp. 63,477
500 Mitsubishi Steel Manufacturing Co., Ltd. 4,866
1,500 Mitsui Mining & Smelting Co., Ltd. 43,846
30,000 Mongolian Mining Corp.* 27,595
27,183 Mount Gibson Iron, Ltd.* 4,955
1,800 Nakayama Steel Works, Ltd. 8,519
2,200 Neturen Co., Ltd. 13,604
33,410 New Gold, Inc.* 83,449
98,101 Nickel Industries, Ltd. 50,102
6,200 Nippon Denko Co., Ltd. 11,155
2,700 Nippon Light Metal Holdings Co., Ltd. 26,504
11,195 Nippon Steel Corp. 224,825
930 Nippon Yakin Kogyo Co., Ltd. 23,510
1,100 Nittetsu Mining Co., Ltd. 30,898
5,714 Norsk Hydro ASA 31,458
20,593 Northern Star Resources, Ltd.* 197,562
35,128 OceanaGold Corp. 97,272
21,175 OM Holdings, Ltd.* 4,703
2,207 Orla Mining, Ltd.* 12,227
500 Osaka Steel Co., Ltd. 9,304
1,400 OSAKA Titanium Technologies Co., Ltd. 16,522
2,604 Osisko Gold Royalties, Ltd.* 47,159
15,995 Outokumpu Oyj 48,041
900 Pacific Metals Co., Ltd.* 8,249
118,503 Pan African Resources plc 50,726
8,178 Pan American Silver Corp. 165,460
33,353 Perenti, Ltd. 28,852
57,149 Perseus Mining, Ltd. 91,367
31,588 Pilbara Minerals, Ltd.* 43,009
60,947 Ramelius Resources, Ltd.* 78,454
1,734 Rana Gruber ASA 11,641
42,740 Regis Resources, Ltd.* 67,793
95,529 Resolute Mining, Ltd.* 23,455
5,925 Rio Tinto plc, ADR 348,449
7,494 Rio Tinto plc 441,055
6,645 Rio Tinto, Ltd. 483,166
1,335 Salzgitter AG 21,914
22,329 Sandfire Resources, Ltd.* 127,718
4,900 Sandstorm Gold, Ltd. 27,410
6,900 Sandstorm Gold, Ltd., ADR 38,502
800 Sanyo Special Steel Co., Ltd. 9,712
1,200 Seabridge Gold, Inc.* 13,692
6,200 SilverCrest Metals, Inc.* 56,552
3,431 Sims, Ltd. 25,306
53,653 SolGold plc* 4,634
67,916 South32, Ltd. 143,302
6,491 SSAB AB, Class A 26,389
12,242 SSAB AB, Class B 48,590
Shares Value
Common Stocks, continued
Metals & Mining, continued
5,949 SSR Mining, Inc.* $ 41,556
39,661 St Barbara, Ltd.* 5,552
19,222 Stanmore Resources, Ltd. 35,681
4,624 Straits Trading Co., Ltd.* 4,909
3,700 Sumitomo Metal Mining Co., Ltd. 84,044
17,205 Syrah Resources, Ltd.* 2,183
12,474 Taseko Mines, Ltd.* 24,301
7,538 Teck Resources, Ltd., Class B 305,653
13,395 thyssenkrupp AG 54,383
900 Toho Titanium Co., Ltd. 6,118
700 Toho Zinc Co., Ltd.* 2,372
300 Tokyo Rope Manufacturing Co., Ltd. 2,475
2,300 Tokyo Steel Manufacturing Co., Ltd. 21,729
400 Tokyo Tekko Co., Ltd. 17,034
1,100 Topy Industries, Ltd. 13,994
4,785 Torex Gold Resources, Inc.* 94,282
969 Trevali Mining Corp.*(b) —
1,700 Triple Flag Precious Metals Corp. 25,548
3,573 Tubacex SA 12,043
2,300 UACJ Corp. 77,307
187,341 Vault Minerals, Ltd.* 38,438
2,097 Victoria Gold Corp.* 525
4,993 voestalpine AG 94,733
1,861 Vulcan Steel, Ltd. 7,777
6,700 Wesdome Gold Mines, Ltd.* 60,180
54,361 West African Resources, Ltd.* 48,499
43,691 Westgold Resources, Ltd. 76,943
1,616 Wheaton Precious Metals Corp. 90,970
1,400 Yamato Kogyo Co., Ltd. 65,565
800 Yodogawa Steel Works, Ltd. 28,320
13,449,937
Multi-Utilities (0.9%):
64,938 A2A SpA 144,044
2,232 ACEA SpA 43,177
10,462 AGL Energy, Ltd. 73,117
3,800 Algonquin Power & Utilities Corp.^ 16,868
5,995 Algonquin Power & Utilities Corp., ADR 26,678
2,324 Atco, Ltd., Class I 76,933
1,866 Canadian Utilities, Ltd., Class A 45,245
206,730 Centrica plc 345,650
52,571 E.ON SE 612,036
35,172 Engie SA 557,465
29,629 Hera SpA 105,278
23,346 Iren SpA 46,340
17,502 National Grid plc* 207,371
1,636 National Grid plc, ADR* 97,211
11,914 REN - Redes Energeticas Nacionais SGPS SA 28,134
23,200 Sembcorp Industries, Ltd. 93,765
3,525 Telecom Plus plc 75,784
6,489 Vector, Ltd. 14,167
8,020 Veolia Environnement SA 224,406
2,833,669
Office REITs (0.0%
†
):
5,154 Helical plc 11,117
Oil, Gas & Consumable Fuels (6.7%):
9,181 Advantage Energy, Ltd.* 62,982
18,755 Africa Oil Corp. 25,706

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
7,157 Aker BP ASA $ 140,691
138,505 Amplitude Energy, Ltd.* 17,573
10,424 Ampol, Ltd. 182,253
25,507 ARC Resources, Ltd. 462,650
507 Ashdod Refinery, Ltd. 7,454
27,709 Athabasca Oil Corp.* 102,754
2,116 Avance Gas Holding, Ltd.^(a) 15,230
20,594 Baytex Energy Corp.^ 53,015
90,750 Beach Energy, Ltd. 78,950
7,041 Birchcliff Energy, Ltd. 26,551
976 BLUENORD ASA* 56,829
2,100 Bonterra Energy Corp.* 5,508
17,387 Boss Energy, Ltd.* 26,168
26,019 BP plc, ADR 769,122
151,966 BP plc 748,721
173,000 Brightoil Petroleum Holdings, Ltd.*(b) —
4,310 BW LPG, Ltd.(a) 47,914
1,022 Cameco Corp., ADR 52,521
289 Cameco Corp. 14,861
1,527 Canacol Energy, Ltd.* 4,080
13,764 Canadian Natural Resources, Ltd., ADR 424,895
11,100 Canadian Natural Resources, Ltd. 342,738
5,438 Capricorn Energy PLC* 19,947
7,312 Cardinal Energy, Ltd.^ 32,966
194,347 Carnarvon Energy, Ltd.* 18,021
40,856 Cenovus Energy, Inc. 619,392
2,956 Cenovus Energy, Inc., ADR 44,783
8,002 Channel Infrastructure NZ, Ltd. 8,368
13,100 China Aviation Oil Singapore Corp., Ltd. 8,779
1,031 CMB Tech NV, ADR 10,238
2,800 Cosmo Energy Holdings Co., Ltd. 122,252
4,317 d'Amico International Shipping SA 18,078
23,879 Deep Yellow, Ltd.* 16,512
264 Delek Group, Ltd. 34,426
5,000 Denison Mines Corp.* 9,080
2,097 Diversified Energy Co PLC 34,969
20,320 DNO ASA 18,719
9,908 Enbridge, Inc. 420,571
84,400 ENEOS Holdings, Inc. 438,656
7,510 Energean plc 98,019
35,522 Eni SpA 485,147
120,434 EnQuest plc* 18,906
12,554 Equinor ASA 296,880
1,081 Equital, Ltd.* 43,662
134 Esso SA Francaise 15,047
4,745 Etablissements Maurel et Prom SA 28,123
762 Flex LNG, Ltd. 17,076
424 Flex LNG, Ltd.,, ADR^ 9,727
5,800 Freehold Royalties, Ltd.^ 51,612
653 Friedrich Vorwerk Group SE 18,162
2,487 Frontera Energy Corp. 14,950
2,211 Frontline plc 30,393
3,100 Fuji Oil Co., Ltd. 5,925
19,112 Galp Energia SGPS SA 316,793
1,856 Gaztransport Et Technigaz SA 247,240
15,200 Gear Energy, Ltd. 5,288
6,249 Genel Energy plc* 5,176
88,400 Geo Energy Resources, Ltd. 19,126
8,050 Gibson Energy, Inc. 137,107
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,960 Gran Tierra Energy, Inc.* $ 14,387
14,984 Gulf Keystone Petroleum, Ltd. 27,315
6,440 Hafnia, Ltd. 34,434
32,537 Harbour Energy plc 104,471
1,595 Hargreaves Services PLC 11,456
12,600 Headwater Exploration, Inc.^ 57,946
37,200 Idemitsu Kosan Co., Ltd. 242,771
2,273 Imperial Oil, Ltd. 140,100
31,700 Inpex Corp. 397,091
2,244 International Petroleum Corp. Stockholm* 26,245
2,823 International Petroleum Corp. Toronto* 32,468
3,600 Itochu Enex Co., Ltd. 37,342
8,400 Iwatani Corp. 96,078
5,000 Japan Petroleum Exploration Co., Ltd. 36,302
2,500 Journey Energy, Inc.* 3,287
34,924 Karoon Energy, Ltd. 30,262
6,400 Kelt Exploration, Ltd.* 31,259
8,801 Keyera Corp. 269,180
3,678 Koninklijke Vopak NV 162,243
369 La Francaise De L'energie SACA* 9,024
11,807 MEG Energy Corp. 193,867
1,700 Mitsuuroko Group Holdings Co., Ltd. 19,366
3,641 Neste Oyj 45,963
21,426 New Hope Corp., Ltd. 65,765
64,000 NewOcean Energy Holdings, Ltd.*(b) —
21,200 Nippon Coke & Engineering Co., Ltd. 12,820
10,254 NuVista Energy, Ltd.* 98,595
4,600 Obsidian Energy, Ltd.* 26,756
131,868 Oil Refineries, Ltd. 34,119
771 Okeanis Eco Tankers Corp.(a) 15,666
5,616 OMV AG 216,997
4,178 Paladin Energy, Ltd.* 19,560
5,770 Panoro Energy ASA 14,168
3,407 Paramount Resources, Ltd., Class A 75,427
4,673 Parex Resources, Inc. 47,403
5,500 Parkland Corp. 124,403
375 Paz Retail And Energy, Ltd. 46,551
1,678 Pembina Pipeline Corp. 62,004
1,584 Pembina Pipeline Corp., ADR 58,529
11,660 Peyto Exploration & Development Corp. 139,047
12,892 Pharos Energy plc 3,925
10,900 Pine Cliff Energy, Ltd.^ 6,901
3,732 PrairieSky Royalty, Ltd. 72,781
28,439 Repsol SA 345,868
1,600 Sala Corp. 9,085
3,100 San-Ai Obbli Co., Ltd. 37,344
132,678 Santos, Ltd. 551,258
8,575 Serica Energy plc 14,603
97,043 Shell plc* 3,012,072
8,172 Shell plc, ADR 511,976
400 Sinanen Holdings Co., Ltd. 16,655
2,102 South Bow Corp. 49,607
363 South Bow Corp., ADR 8,556
2,000 Spartan Delta Corp.* 4,801
487 Strathcona Resources, Ltd. 10,677
12,412 Suncor Energy, Inc. 443,094
9,472 Suncor Energy, Inc., ADR 337,961
1,871 Surge Energy, Inc. 7,524
3,041 Tamar Petroleum, Ltd.(a) 19,698

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
28,200 Tamarack Valley Energy, Ltd. $ 93,980
10,514 TC Energy Corp. 490,039
1,817 TC Energy Corp., ADR 84,545
13,400 Tidewater Midstream and Infrastructure, Ltd.* 1,398
4,100 Topaz Energy Corp. 79,444
1,569 TORM plc, Class A 30,164
51,445 TotalEnergies SE 2,858,330
11,581 Tourmaline Oil Corp. 535,983
64,721 Tullow Oil plc*^ 17,375
9,392 Var Energi ASA 29,146
542 Verbio SE 6,637
15,061 Veren, Inc. 77,437
8,781 Veren, Inc., ADR 45,134
5,097 Vermilion Energy, Inc.^ 47,981
34,527 Viva Energy Group, Ltd.(a) 56,205
30,552 Whitecap Resources, Inc. 216,817
30,607 Whitehaven Coal, Ltd. 117,136
37,622 Woodside Energy Group, Ltd. 581,742
14,140 Yancoal Australia, Ltd.^ 56,822
21,380,650
Paper & Forest Products (0.5%):
800 Acadian Timber Corp.* 9,696
2,718 Altri SGPS SA 15,006
2,829 Canfor Corp.* 29,878
168 CPH Group AG 13,584
5,900 Daio Paper Corp. 31,205
8,317 Ence Energia y Celulosa SA 26,626
2,900 Hokuetsu Corp. 27,921
1,401 Holmen AB, B Shares 51,545
539 Iberpapel Gestion SA 9,952
2,427 Interfor Corp.* 28,351
11,478 Mondi plc 170,539
8,539 Navigator Co. SA (The) 31,750
4,800 Nippon Paper Industries Co., Ltd. 26,577
5,393 Norske Skog ASA*(a) 11,666
28,600 Oji Holdings Corp. 109,834
770 Semapa-Sociedade de Investimento e Gestao 11,308
3,007 Stella-Jones, Inc. 148,938
22,206 Stora Enso Oyj, Class R 224,739
7,679 Svenska Cellulosa AB SCA, Class B 97,495
600 Tokushu Tokai Paper Co., Ltd. 13,827
7,862 UPM-Kymmene Oyj 216,215
2,007 West Fraser Timber Co., Ltd. 173,918
24,618 Western Forest Products, Inc.* 6,937
1,487,507
Passenger Airlines (0.2%):
3,700 Air Canada* 57,303
1,552 Air France-KLM* 13,031
80,763 Air New Zealand, Ltd. 27,094
1,100 ANA Holdings, Inc. 19,943
69,347 Cathay Pacific Airways, Ltd. 85,228
7,555 Deutsche Lufthansa AG, Registered Shares 48,243
5,559 easyJet plc 38,803
12,414 El Al Israel Airlines* 27,127
1,328 Exchange Income Corp.* 54,375
6,600 Japan Airlines Co., Ltd. 103,995
2,549 JET2 plc 50,374
10,542 Qantas Airways, Ltd.* 58,387
Shares Value
Common Stocks, continued
Passenger Airlines, continued
39,000 Singapore Airlines, Ltd. $ 183,354
767,257
Personal Care Products (0.7%):
447 Beiersdorf AG 57,384
38,325 Haleon plc 180,507
677 Interparfums SA 28,330
1,114 Jamieson Wellness, Inc.(a) 28,452
700 Kao Corp. 28,296
500 Kobayashi Pharmaceutical Co., Ltd. 19,738
300 Kose Corp. 13,607
1,336 L'Oreal SA 471,617
1,600 Mandom Corp. 12,996
1,000 Milbon Co., Ltd. 22,202
600 Noevir Holdings Co., Ltd. 18,604
2,645 Ontex Group NV* 22,947
161 Pharmanutra SpA 9,056
5,635 PZ Cussons plc 5,724
2,300 Rohto Pharmaceutical Co., Ltd. 41,587
2,200 Shiseido Co., Ltd. 39,074
15,923 Unilever NV, ADR 902,834
5,719 Unilever plc 323,831
1 Unilever plc, ADR 57
2,226,843
Pharmaceuticals (4.7%):
6,809 ALK-Abello A/S* 151,374
15,687 Alliance Pharma plc* 8,981
2,045 Almirall SA* 17,441
800 ASKA Pharmaceutical Holdings Co., Ltd. 10,589
2,600 Astellas Pharma, Inc. 25,227
6,024 AstraZeneca plc 784,050
7,437 AstraZeneca plc, ADR 487,272
49 Aurora Cannabis, Inc.* 208
1,145 Bausch Health Cos., Inc., ADR* 9,229
3,586 Bausch Health Cos., Inc.* 28,991
18,067 Bayer AG, Registered Shares 361,319
298 Boiron SA 8,264
679 Camurus AB* 34,757
90 Canopy Growth Corp.* 247
5,800 Chugai Pharmaceutical Co., Ltd. 255,198
207 COSMO Pharmaceuticals NV 14,530
13,000 Cronos Group, Inc.* 26,260
4,400 Daiichi Sankyo Co., Ltd. 120,956
1,830 Daito Pharmaceutical Co., Ltd. 24,185
988 Dermapharm Holding SE 39,808
1,900 Eisai Co., Ltd. 51,920
192 Euroapi SA* 573
9,586 Faes Farma SA 34,550
700 Fuji Pharma Co., Ltd. 7,116
500 Fuso Pharmaceutical Industries, Ltd. 8,031
17,784 GSK plc, ADR 601,455
15,331 GSK plc 256,749
10,077 H Lundbeck A/S 57,829
4,354 H Lundbeck A/S, Class A 20,196
3,600 Haw Par Corp., Ltd. 29,406
3,409 Hikma Pharmaceuticals plc 84,841
1,800 Hisamitsu Pharmaceutical Co., Inc. 46,521
2,214 Indivior plc* 28,210
1,561 Ipsen SA 178,480

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
1,100 Kaken Pharmaceutical Co., Ltd. $ 31,436
1,500 Kissei Pharmaceutical Co., Ltd. 39,453
5,747 Knight Therapeutics, Inc.* 21,352
2,700 Kyorin Pharmaceutical Co., Ltd. 25,733
3,000 Kyowa Kirin Co., Ltd. 45,032
1,226 Laboratorios Farmaceuticos Rovi SA 79,951
4,918 Mayne Pharma Group, Ltd.* 15,133
403 Merck KGaA 58,384
1,000 Mochida Pharmaceutical Co., Ltd. 22,246
2,000 Nippon Shinyaku Co., Ltd. 50,442
18,931 Novartis AG, ADR 1,842,176
11,343 Novartis AG, Registered Shares 1,104,352
32,785 Novo Nordisk A/S, Class B 2,822,146
10,500 Ono Pharmaceutical Co., Ltd. 108,894
5,000 Organigram Holdings, Inc.* 8,001
1,227 Orion Oyj, Class A 54,134
5,068 Orion Oyj, Class B 224,457
1,700 Otsuka Holdings Co., Ltd. 92,170
2,493 Recordati Industria Chimica e Farmaceutica SpA 130,589
6,395 Roche Holding AG 1,790,703
326 Roche Holding AG, Class BR 97,087
558 Sandoz Group AG, ADR 22,599
14,673 Sandoz Group AG 600,977
6,195 Sanofi SA 598,994
13,100 Santen Pharmaceutical Co., Ltd. 134,105
5,700 Sawai Group Holdings Co., Ltd. 77,618
1,300 Seikagaku Corp. 6,600
10,200 Shionogi & Co., Ltd. 142,924
2,832 SNDL, Inc.* 5,069
20,000 Takeda Pharmaceutical Co., Ltd. 530,273
2,648 Teva Pharmaceutical Industries, Ltd.* 58,533
1,620 Teva Pharmaceutical Industries, Ltd., ADR* 35,705
800 Torii Pharmaceutical Co., Ltd. 23,865
1,200 Towa Pharmaceutical Co., Ltd. 25,443
1,300 Tsumura & Co. 38,630
723 UCB SA 143,462
56,000 United Laboratories International Holdings, Ltd.
(The) 89,509
166 Vetoquinol SA 12,879
151 Virbac SACA 49,346
1,100 ZERIA Pharmaceutical Co., Ltd. 17,013
15,092,178
Professional Services (1.8%):
4,876 Adecco Group AG 120,116
3,918 AFRY AB 54,363
9,639 ALS, Ltd.* 89,713
770 Altech Corp. 12,560
203 Amadeus Fire AG 16,001
2,192 Arcadis NV 133,124
2,900 BayCurrent, Inc. 97,324
1,800 Bell System24 Holdings, Inc. 14,654
372 Bertrandt AG 7,091
1,661 Brunel International NV 15,605
9,284 Bureau Veritas SA 282,147
26,624 Capita plc*^ 4,664
6,433 Computershare, Ltd. 134,944
700 Creek & River Co., Ltd. 7,039
180 Danel Adir Yeoshua, Ltd. 20,174
1,400 dip Corp. 22,058
Shares Value
Common Stocks, continued
Professional Services, continued
1,981 DKSH Holding AG $ 146,913
900 EJ Holdings, Inc. 9,671
900 en Japan, Inc. 12,106
7,226 Experian plc 309,080
1,200 FULLCAST Holdings Co., Ltd. 11,313
1,500 Funai Soken Holdings, Inc. 22,791
175 Groupe Crit SA 11,092
57,804 Hays plc 58,024
690 Hilan, Ltd. 41,102
10,200 Infomart Corp. 19,738
1,600 Insource Co., Ltd. 11,370
2,958 Intertek Group plc 175,007
5,324 IPH, Ltd.* 16,539
300 IR Japan Holdings, Ltd. 1,417
4,000 JAC Recruitment Co., Ltd. 17,818
1,000 LIKE, Inc. 8,997
5,600 Link And Motivation, Inc. 20,895
1,000 Management Solutions Co., Ltd. 10,738
3,076 McMillan Shakespeare, Ltd. 28,559
2,700 MEITEC Group Holdings, Inc. 50,618
824 Multiconsult ASA(a) 14,443
15,100 Nihon M&A Center Holdings, Inc. 62,948
1,900 Open Up Group, Inc. 21,437
12,547 Pagegroup plc 53,524
1,400 Pasona Group, Inc. 18,064
67,700 Persol Holdings Co., Ltd. 100,885
700 Quick Co., Ltd. 10,090
3,085 Randstad NV 129,523
11,200 Recruit Holdings Co., Ltd. 779,333
2,152 RELX NV 97,237
6,345 RELX plc 287,480
7,583 RELX plc, ADR 344,420
2,833 Ricardo plc 14,893
3,902 Robert Walters plc 15,276
15,759 RWS Holdings plc 35,684
3,217 SGS SA, Registered Shares* 322,246
2,600 SIGMAXYZ Holdings, Inc. 15,369
5,908 SmartGroup Corp., Ltd. 28,315
4,000 SMS Co., Ltd. 39,633
3,200 S-Pool, Inc. 6,424
7,669 SThree plc 28,334
1,633 Talenom Oyj 6,875
1,100 Tanseisha Co., Ltd. 6,904
5,200 TechnoPro Holdings, Inc.^ 97,140
1,847 Teleperformance SE 158,394
2,200 TELUS International CDA, Inc.* 8,648
293 Thomson Reuters Corp., ADR 46,991
589 Thomson Reuters Corp. 94,589
1,000 TKC Corp. 24,045
1,200 Transcosmos, Inc. 25,450
1,100 UT Group Co., Ltd. 15,145
700 Visional, Inc.* 35,458
800 WDB Holdings Co., Ltd. 8,453
600 Weathernews, Inc. 14,625
4,665 Wolters Kluwer NV 773,637
5,757,277
Real Estate Management & Development (2.1%):
697 Aedas Homes SA(a) 18,703
1,700 Aeon Mall Co., Ltd. 21,897

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
206 AFI Properties, Ltd.* $ 9,827
357 Africa Israel Residences, Ltd. 26,776
1,001 Airport City, Ltd.* 16,140
2,300 Airport Facilities Co., Ltd. 8,391
758 Allreal Holding AG, Registered Shares 138,347
5,164 Alony Hetz Properties & Investments, Ltd. 43,228
492 Alrov Properties and Lodgings, Ltd.* 22,549
100 Altus Group, Ltd. 3,896
2,393 Amot Investments, Ltd. 13,575
3,174 Annehem Fastigheter AB, Class B* 4,551
2,100 Aoyama Zaisan Networks Co., Ltd. 25,293
1,500 Arealink Co., Ltd. 21,618
25 Argo Properties NV* 688
25,771 Aroundtown SA* 77,953
46,000 Asia Standard International Group, Ltd.* 2,062
1,281 Atrium Ljungberg AB, B Shares 22,981
233 Azrieli Group, Ltd. 19,272
210 Big Shopping Centers, Ltd.* 31,256
116 Blue Square Real Estate, Ltd. 11,096
59 Brack Capital Properties NV* 4,412
1,139 BRANICKS Group AG*^ 2,637
3,700 Bukit Sembawang Estates, Ltd. 9,651
1,350 CA Immobilien Anlagen AG 32,597
31,443 Capitaland India Trust 24,640
40,500 CapitaLand Investment, Ltd. 77,618
3,868 Castellum AB* 42,413
781 Catena AB 33,345
2,946 Cedar Woods Properties, Ltd. 10,041
18,000 Chinese Estates Holdings, Ltd.* 2,781
52,000 Chuang's Consortium International, Ltd.* 2,210
851 Cibus Nordic Real Estate AB (publ) 13,571
17,200 City Developments, Ltd. 64,344
1,684 Citycon Oyj^ 5,607
33,175 CK Asset Holdings, Ltd. 136,272
840 Colliers International Group, Inc. 114,244
127 Colliers International Group, Inc., ADR 17,268
39,946 Corem Property Group AB, Class B^ 24,355
340,000 CSI Properties, Ltd.* 3,722
2,544 CTP NV*(a) 39,133
1,100 Daito Trust Construction Co., Ltd. 122,332
14,300 Daiwa House Industry Co., Ltd. 438,054
1,800 Dear Life Co., Ltd. 11,654
478 Deutsche EuroShop AG 9,155
1,307 Deutsche Wohnen SE 31,233
2,651 Dios Fastigheter AB 18,980
1,450 DREAM Unlimited Corp. 22,315
3,016 Eastnine AB 12,761
1,708 Electra Real Estate, Ltd. 20,507
34,000 Emperor International Holdings, Ltd. 906
2,652 Entra ASA*(a) 26,956
55,400 ESR Group, Ltd.(a) 85,314
4,939 Fabege AB 37,221
91,904 Far East Consortium International, Ltd.* 11,028
8,332 Fastighets AB Balder, B Shares* 57,832
168 Fastighetsbolaget Emilshus AB, Class B* 661
862 FastPartner AB, Class A 4,999
436 FirstService Corp., Class WI, ADR 78,925
500 FirstService Corp., Class WI 90,583
11,092 Foxtons Group plc 9,580
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
16,000 Frasers Property, Ltd. $ 10,898
— Gav-Yam Lands Corp., Ltd. 2
1,100 Goldcrest Co., Ltd. 21,780
37,448 Grainger plc 105,499
1,873 Grand City Properties SA* 22,800
10,516 Great Eagle Holdings, Ltd. 14,554
17,100 GuocoLand, Ltd. 18,285
28,000 Hang Lung Group, Ltd. 37,714
73,550 Hang Lung Properties, Ltd.* 59,007
7,709 Harworth Group plc 16,398
1,200 Heiwa Real Estate Co., Ltd. 33,122
23,706 Henderson Land Development Co., Ltd. 71,873
294 Hiag Immobilien Holding AG 27,674
37,840 HKR International, Ltd.* 4,288
9,400 Ho Bee Land, Ltd. 12,604
18,500 Hong Fok Corp., Ltd. 11,117
18,600 Hongkong Land Holdings, Ltd. 82,708
2,049 Hufvudstaden AB, Class A 22,457
8,300 Hulic Co., Ltd. 71,846
11,000 Hysan Development Co., Ltd. 16,771
151 IES Holdings, Ltd.* 10,706
242 Immobel SA* 4,686
725 IMMOFINANZ AG*^ 11,219
218 Ina Invest AG* 5,117
700 Information Services Corp. 12,755
2,409 Instone Real Estate Group SE(a) 21,110
32,812 International Workplace Group plc 65,025
145 Intershop Holding AG* 20,297
164 Investis Holding SA 20,217
1,643 Israel Canada T.R, Ltd. 6,369
1,705 Israel Land Development Co., Ltd. (The)* 16,473
59 Isras Investment Co., Ltd. 14,184
348 Jeudan A/S 9,814
800 JINUSHI Co., Ltd. 10,986
2,471 John Mattson Fastighetsforetagen AB* 13,688
25,000 K. Wah International Holdings, Ltd. 5,698
3,300 Katitas Co., Ltd. 47,166
1,200 Keihanshin Building Co., Ltd. 12,535
16,225 Kerry Properties, Ltd. 32,538
2,347 K-fast Holding AB* 3,611
3,270 Kojamo Oyj* 31,797
28,863 Kowloon Development Co., Ltd. 14,086
17,100 Lai Sun Development Co., Ltd.* 1,551
44,500 Langham Hospitality Investments and Langham
Hospitality Investments, Ltd.* 2,722
2,440 LEG Immobilien SE* 206,709
27,779 Lendlease Corp., Ltd.* 106,818
8,900 Leopalace21 Corp. 33,207
3,878 Lifestyle Communities, Ltd. 20,552
8,000 Liu Chong Hing Investment, Ltd. 4,182
4,644 LSL Property Services plc 17,649
100 Mainstreet Equity Corp. 14,055
543 Mega Or Holdings, Ltd. 17,290
463 Melisron, Ltd. 41,227
59,000 Mingfa Group International Co., Ltd.* 1,314
4,200 Mirarth Holdings, Inc. 13,693
3,900 Mitsubishi Estate Co., Ltd. 53,798
14,100 Mitsui Fudosan Co., Ltd. 112,138
9,306 Mivne Real Estate KD, Ltd. 27,852

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
342 Mobimo Holding AG, Registered Shares $ 110,702
100 Morguard Corp.* 8,093
51,087 New World Development Co., Ltd. 33,946
1,539 Nexity SA* 20,623
1,700 Nisshin Group Holdings Co., Ltd. 5,740
3,700 Nomura Real Estate Holdings, Inc. 90,905
1,350 NP3 Fastigheter AB 30,560
3,693 Nyfosa AB* 36,182
603 Olav Thon Eiendomsselskap ASA 12,027
17,900 OUE, Ltd. 13,373
54,608 Oxley Holdings, Ltd.* 2,878
4,137 Pandox AB 71,702
1,455 PATRIZIA SE 11,871
11,336 Peet, Ltd. 10,207
4,226 PEXA Group, Ltd.* 34,053
1,195 Platzer Fastigheter Holding AB, Class B 9,259
32 Plazza AG, Registered Shares 11,958
222 Prashkovsky Investments and Construction, Ltd. 6,937
1,501 PSP Swiss Property AG, Registered Shares 213,101
5,600 Relo Group, Inc. 68,055
1,892 Sagax AB, Class B 38,749
22,824 Samhallsbyggnadsbolaget i Norden AB^ 9,370
3,634 Savills plc 47,112
1,875 Selvaag Bolig ASA 5,948
3,363 Servcorp, Ltd. 10,187
70,000 Shun Tak Holdings, Ltd.* 5,951
100,800 Sinarmas Land, Ltd. 22,887
65,933 Sino Land Co., Ltd.* 66,510
5,000 Soundwill Holdings, Ltd. 3,502
200 SRE Holdings Corp.* 3,886
1,800 Starts Corp., Inc. 43,183
716 Stendorren Fastigheter AB* 13,629
5,367 StorageVault Canada, Inc. 14,712
4,500 Sumitomo Realty & Development Co., Ltd. 139,405
1,493 Summit Real Estate Holdings, Ltd. 22,970
1,800 Sun Frontier Fudousan Co., Ltd. 22,026
9,921 Sun Hung Kai Properties, Ltd. 95,364
5,146 Swire Pacific, Ltd., Class A 46,706
17,500 Swire Pacific, Ltd., Class B 25,235
10,000 Swire Properties, Ltd. 20,395
2,489 Swiss Prime Site AG, Registered Shares 270,972
6,180 TAG Immobilien AG* 91,797
21,000 TAI Cheung Holdings, Ltd. 7,923
1,000 TKP Corp.* 7,936
2,900 TOC Co., Ltd. 11,762
7,700 Tokyo Tatemono Co., Ltd. 125,992
21,000 Tokyu Fudosan Holdings Corp. 127,512
2,400 Tosei Corp. 38,021
213 UBM Development AG* 3,552
15,400 UOL Group, Ltd. 58,233
536 VGP NV 39,590
8,900 Vonovia SE* 270,066
5,039 Wallenstam AB, B Shares 21,805
7 Warteck Invest AG, Registered Shares 14,778
6,203 Watkin Jones plc* 1,546
22,829 Wharf Real Estate Investment Co., Ltd. 58,390
6,540 Wihlborgs Fastigheter AB 62,156
20,700 Wing Tai Holdings, Ltd. 18,804
16,000 Wing Tai Properties, Ltd. 3,894
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
148 YH Dimri Construction & Development, Ltd. $ 14,683
17 Zug Estates Holding AG, Class B 38,411
6,765,909
Retail REITs (0.0%
†
):
13,092 Investore Property, Ltd. 8,332
Semiconductors & Semiconductor Equipment (2.3%):
6,700 Advantest Corp. 382,607
8,383 AEM Holdings, Ltd.* 8,852
3,947 ams-OSRAM AG* 25,708
893 ASM International NV 509,422
1,186 ASML Holding NV 833,973
2,227 ASML Holding NV, ADR 1,543,489
3,219 ASMPT, Ltd. 31,096
1,887 BE Semiconductor Industries NV 255,167
156 Camtek, Ltd. 12,629
700 Disco Corp. 188,962
523 Elmos Semiconductor SE 36,950
1,700 Ferrotec Holdings Corp. 27,439
900 Furuya Metal Co., Ltd. 20,469
30,579 Infineon Technologies AG 993,094
24,323 IQE plc* 3,382
2,200 Japan Material Co., Ltd. 23,369
1,100 Lasertec Corp. 104,052
500 Megachips Corp. 19,893
447 Melexis NV 26,160
1,200 Micronics Japan Co., Ltd. 28,047
4,000 Mitsui High-Tec, Inc. 20,749
1,737 Nordic Semiconductor ASA* 15,362
99 Nova, Ltd.* 19,356
1,100 Optorun Co., Ltd. 12,997
1,030 PVA TePla AG* 13,756
22,000 Renesas Electronics Corp. 279,709
9,700 Rohm Co., Ltd. 91,294
3,000 Rorze Corp. 28,509
500 RS Technologies Co., Ltd. 10,836
1,300 Sanken Electric Co., Ltd.* 47,411
1,400 SCREEN Holdings Co., Ltd. 82,803
600 Shibaura Mechatronics Corp. 29,880
300 Shindengen Electric Manufacturing Co., Ltd. 4,712
1,000 Shinko Electric Industries Co., Ltd.* 36,189
1,000 Siltronic AG 48,075
1,000 SK-Electronics Co., Ltd. 12,786
371 SMA Solar Technology AG 5,209
3,600 Socionext, Inc. 56,553
403 SOITEC* 36,104
5,942 STMicroelectronics NV, ADR 148,372
8,282 STMicroelectronics NV 206,543
13,400 SUMCO Corp. 99,279
409 SUSS MicroTec SE 20,631
1,400 Tazmo Co., Ltd. 18,711
600 Tera Probe, Inc. 10,820
4,100 Tokyo Electron, Ltd. 621,375
500 Tokyo Seimitsu Co., Ltd. 22,878
1,200 Torex Semiconductor, Ltd. 9,354
1,500 Towa Corp. 14,396
759 Tower Semiconductor, Ltd.* 39,096
321 u-blox Holding AG 25,770
700 Ulvac, Inc. 26,903

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
24,700 UMS Integration, Ltd. $ 18,654
1,978 X-Fab Silicon Foundries SE*(a) 10,155
700 Yamaichi Electronics Co., Ltd. 10,118
7,230,105
Software (1.2%):
1,484 accesso Technology Group plc* 9,936
7,046 Alfa Financial Software Holdings PLC(a) 18,905
600 Alpha Systems, Inc. 12,753
494 Atoss Software SE 58,427
4,500 Bitfarms, Ltd.*^ 6,669
4,889 BlackBerry, Ltd.* 18,572
19,135 Bravura Solutions, Ltd.* 26,468
11,825 Bytes Technology Group plc 62,106
705 cBrain A/S 17,570
4,700 Celsys, Inc. 40,470
9,887 Cint Group AB* 11,316
500 Computer Engineering & Consulting, Ltd. 6,314
4,726 Computer Modelling Group, Ltd. 35,018
101 Constellation Software, Inc. 312,347
3,684 Crayon Group Holding ASA*(a) 40,494
2,800 Cresco, Ltd. 21,674
1,200 Cybozu, Inc. 21,724
1,168 Dassault Systemes SE 40,365
300 Descartes Systems Group, Inc. (The)* 34,106
564 Descartes Systems Group, Inc. (The), ADR* 64,070
300 Digital Arts, Inc. 11,398
8,979 dotdigital group plc^ 9,793
989 Dye & Durham, Ltd. 12,097
2,000 Enghouse Systems, Ltd. 37,696
567 Fabasoft AG 9,876
669 FD Technologies plc* 16,277
1,600 Fixstars Corp. 21,340
8,704 Fortnox AB 56,602
1,966 F-Secure Oyj^ 3,632
800 Fuji Soft, Inc. 50,404
900 Fukui Computer Holdings, Inc. 17,412
10,529 GB Group plc 44,800
1,235 Gentrack Group, Ltd.* 8,708
8,509 Hansen Technologies, Ltd.* 28,130
700 I'll, Inc. 12,086
16,011 Infomedia, Ltd. 15,211
3,230 IRESS, Ltd.* 18,613
550 IVU Traffic Technologies AG 8,471
1,500 Justsystems Corp. 33,278
200 Kinaxis, Inc.* 24,092
562 Lectra 15,042
4,911 Lightspeed Commerce, Inc.* 74,897
314 Lime Technologies AB 10,449
36 Linedata Services 3,187
15,683 LINK Mobility Group Holding ASA* 31,710
1,195 Magic Software Enterprises, Ltd. 14,591
500 Miroku Jyoho Service Co., Ltd. 6,242
1,400 m-up Holdings, Inc. 14,414
1,981 Nemetschek SE 191,814
145 Nice, Ltd.* 24,727
800 NSW, Inc. 15,680
30,146 Nuix, Ltd.* 117,595
400 OBIC Business Consultants Co., Ltd. 17,501
1,335 Objective Corp., Ltd. 13,073
Shares Value
Common Stocks, continued
Software, continued
896 Open Text Corp., ADR $ 25,375
5,327 Open Text Corp. 150,770
800 Oracle Corp. 76,588
3,833 Pinewood Technologies Group plc* 17,194
1,000 Plus Alpha Consulting Co., Ltd. 12,021
920 QT Group Oyj* 64,523
3,000 Rakus Co., Ltd. 34,813
7,353 RPMGlobal Holdings, Ltd.* 13,839
8,992 Sage Group plc (The) 141,890
2,076 SAP SE 507,993
32,840 Sinch AB*(a) 61,198
500 SRA Holdings 13,348
18,500 Systena Corp. 42,396
3,342 TeamViewer SE*(a) 33,017
10,326 Technology One, Ltd. 199,409
1,802 Temenos AG, Registered Shares 127,007
3,468 TomTom NV*^ 17,842
2,000 Trend Micro, Inc. 107,842
9,354 Truecaller AB, Class B 43,237
12,001 Vista Group International, Ltd.* 20,805
778 Vitec Software Group AB, B Shares 38,251
44,000 Vobile Group, Ltd.* 21,134
1,200 WingArc1st, Inc. 28,508
1,033 WiseTech Global, Ltd.* 76,423
1,966 WithSecure Oyj* 1,547
1,127 Xero, Ltd.* 117,157
3,844,269
Specialty Retail (1.5%):
1,200 ABC-Mart, Inc. 24,184
16,866 Accent Group, Ltd.^ 24,425
12,375 Adairs, Ltd.* 20,682
1,300 Adastria Co., Ltd. 28,521
900 Alpen Co., Ltd. 11,980
2,600 AOKI Holdings, Inc. 22,114
2,800 Aoyama Trading Co., Ltd. 39,874
3,270 ARCLANDS Corp. 35,254
4,387 Aritzia, Inc.* 163,112
1,006 ASOS plc* 5,607
1,143 Auto1 Group SE*(a) 18,471
2,500 Autobacs Seven Co., Ltd. 23,260
613 AutoCanada, Inc.* 7,391
9,615 Autosports Group, Ltd. 10,341
3,340 Avolta AG 133,631
13,237 BHG Group AB* 22,898
2,300 Bic Camera, Inc. 24,827
2,768 Bilia AB, A Shares 30,205
34,054 boohoo Group plc* 14,300
3,245 Byggmax Group AB 13,167
2,609 Carasso Motors, Ltd. 18,491
16,294 Card Factory plc 19,939
3,919 CECONOMY AG* 10,687
14,275 Cettire, Ltd.* 13,354
800 Chiyoda Co., Ltd. 6,575
1,435 Clas Ohlson AB, B Shares 27,250
51,069 Currys plc* 60,639
4,700 DCM Holdings Co., Ltd. 42,780
928 Delek Automotive Systems, Ltd.* 7,177
7,507 DFS Furniture plc 13,147
291 Dor Alon Energy in Israel 1988, Ltd.* 7,531

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Specialty Retail, continued
5,973 Dunelm Group plc $ 79,681
4,928 Eagers Automotive, Ltd. 36,026
3,700 EDION Corp. 42,119
115,950 Esprit Holdings, Ltd.* 1,971
1,500 Fast Retailing Co., Ltd. 506,732
1,026 Fielmann Group AG 43,992
917 Fnac Darty SA 27,057
358 Fox Wizel, Ltd. 29,444
4,126 Frasers Group plc* 31,309
2,300 Geo Holdings Corp. 23,961
100,000 Giordano International, Ltd. 21,633
4,635 H & M Hennes & Mauritz AB, Class B^ 62,403
10,860 Halfords Group plc 17,757
1,000 Honeys Holdings Co., Ltd. 10,468
485 Hornbach Holding AG & Co. KGaA 36,463
13,500 Hour Glass, Ltd. (The) 15,234
2,800 IDOM, Inc. 20,051
9,403 Industria de Diseno Textil SA 481,332
3,000 Istyle, Inc.* 8,297
1,000 Jade Group, Inc.* 9,590
4,720 JB Hi-Fi, Ltd. 270,193
69,594 JD Sports Fashion plc 83,504
700 JINS Holdings, Inc. 28,496
1,500 Joshin Denki Co., Ltd. 21,709
1,900 Joyful Honda Co., Ltd. 22,253
2,166 Kamux Corp. 5,955
1,913 Kid ASA(a) 22,531
67,531 Kingfisher plc 209,472
26,469 KMD Brands, Ltd.* 6,590
900 Kohnan Shoji Co., Ltd. 20,596
900 Komehyo Holdings Co., Ltd. 22,282
1,600 Komeri Co., Ltd. 33,482
3,300 K's Holdings Corp. 29,437
1,766 Leon's Furniture, Ltd. 31,676
3,441 Lovisa Holdings, Ltd. 63,995
9,000 Luk Fook Holdings International, Ltd. 16,619
531 Maisons du Monde SA(a) 2,370
2,347 Matas A/S 44,308
1,681 MEKO AB 20,326
1,563 Mobilezone Holding AG, Registered Shares 17,849
7,872 Moonpig Group PLC* 20,844
6,515 N Brown Group plc* 3,213
1,800 Nextage Co., Ltd. 16,075
4,152 Nick Scali, Ltd. 38,581
1,900 Nishimatsuya Chain Co., Ltd. 28,397
600 Nitori Holdings Co., Ltd. 71,210
3,600 Nojima Corp. 52,263
28,290 Oriental Watch Holdings 14,040
2,000 PAL GROUP Holdings Co., Ltd. 38,743
1,851 Pet Valu Holdings, Ltd. 32,505
10,167 Pets at Home Group plc 26,094
4,539 Premier Investments, Ltd. 90,276
1,217 Retailors, Ltd. 24,872
3,570 Rvrc Holding AB 13,220
3,200 Sanrio Co., Ltd. 111,544
3,600 Scroll Corp. 24,670
1,500 Shimamura Co., Ltd. 83,677
7,699 Super Retail Group, Ltd. 72,137
5,990 Synsam AB 24,122
Shares Value
Common Stocks, continued
Specialty Retail, continued
1,400 Syuppin Co., Ltd. $ 9,340
1,383 Temple & Webster Group, Ltd.* 11,215
1,600 United Arrows, Ltd. 27,258
12,300 USS Co., Ltd. 107,654
13,891 Vertu Motors plc 10,292
8,200 VT Holdings Co., Ltd. 25,823
6,954 Watches of Switzerland Group plc*(a) 48,382
3,259 WH Smith plc 48,373
17,065 Wickes Group plc 32,297
900 Workman Co., Ltd. 25,491
800 World Co., Ltd. 12,730
700 Xebio Holdings Co., Ltd. 5,066
167 XXL ASA*(a) 161
22,300 Yamada Holdings Co., Ltd. 64,028
1,900 Yellow Hat, Ltd. 32,325
1,582 Zalando SE*(a) 53,054
1,200 ZOZO, Inc. 37,071
4,718,020
Technology Hardware, Storage & Peripherals (0.3%):
4,400 Brother Industries, Ltd. 74,548
3,700 Canon, Inc. 120,100
3,519 Dynavox Group AB* 19,914
1,400 Eizo Corp. 19,388
1,800 Elecom Co., Ltd. 16,930
6,700 FUJIFILM Holdings Corp. 139,054
16,600 Konica Minolta, Inc. 69,222
739 Logitech International SA, Class R 60,760
1,960 Logitech International SA, Class R, ADR 161,406
4,000 MCJ Co., Ltd. 36,222
12,000 PC Partner Group, Ltd. 7,702
1,935 Quadient SA 37,445
12,000 Ricoh Co., Ltd. 136,580
5,100 Seiko Epson Corp. 92,013
1,500 Toshiba TEC Corp. 34,174
4,400 Wacom Co., Ltd. 20,042
1,045,500
Textiles, Apparel & Luxury Goods (2.1%):
2,116 adidas AG 519,549
11,200 Asics Corp. 218,083
448 Bijou Brigitte AG 15,856
1,748 Brunello Cucinelli SpA 191,785
1,110 Burberry Group plc 13,522
25 Calida Holding AG, Registered Shares 668
1,900 Canada Goose Holdings, Inc.* 19,089
408 Canada Goose Holdings, Inc., ADR* 4,092
18,000 Chow Sang Sang Holdings International, Ltd. 15,037
3,912 Cie Financiere Richemont SA, Registered Shares 594,868
69,273 Coats Group plc 82,075
26,500 Crystal International Group, Ltd.(a) 14,911
485 Delta Galil, Ltd. 26,811
14,425 Dr Martens PLC 12,946
400 Fujibo Holdings, Inc. 13,729
1,142 Gildan Activewear, Inc., ADR 53,731
4,231 Gildan Activewear, Inc. 199,142
800 Goldwin, Inc. 44,660
900 Gunze, Ltd. 31,088
2,100 Hagihara Industries, Inc. 21,234
280 Hermes International SCA 667,925

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
1,529 HUGO BOSS AG $ 70,893
1,500 Japan Wool Textile Co., Ltd. (The) 12,351
607 Kering SA 148,742
700 Kurabo Industries, Ltd. 25,351
2,947 LVMH Moet Hennessy Louis Vuitton SE 1,926,734
1,211 Marimekko Oyj 15,204
2,487 Moncler SpA 132,076
5,144 New Wave Group AB, Class B 45,255
5,000 Onward Holdings Co., Ltd. 18,635
12,688 OVS SpA(a) 44,634
44,000 Pacific Textiles Holdings, Ltd. 8,782
4,943 Pandora A/S 904,298
8,100 PRADA SpA 62,737
3,127 Puma SE 143,022
7,277 Safilo Group SpA*^ 7,013
1,885 Salvatore Ferragamo SpA 13,308
40,200 Samsonite International SA(a) 111,809
2,100 Sankyo Seiko Co., Ltd. 8,276
500 Sanyo Shokai, Ltd. 9,296
700 Seiko Group Corp. 21,506
17,500 Stella International Holdings, Ltd. 36,774
906 Swatch Group AG (The) 31,994
414 Swatch Group AG (The), Class BR 75,263
11,500 Texhong International Group, Ltd. 5,900
60,000 Texwinca Holdings, Ltd. 5,975
3,200 TSI Holdings Co, Ltd. 21,292
5,500 Unitika, Ltd.* 4,965
377 Van de Velde NV 11,440
96,000 Viva Goods Company, Ltd. 7,541
1,100 Wacoal Holdings Corp. 37,562
33,514 Yue Yuen Industrial Holdings, Ltd. 75,134
6,804,563
Tobacco (0.5%):
18,256 British American Tobacco plc 661,893
17,335 Imperial Brands plc 553,864
13,200 Japan Tobacco, Inc. 339,541
2,779 Scandinavian Tobacco Group A/S(a) 36,793
1,592,091
Trading Companies & Distributors (1.7%):
14,921 Acrow, Ltd.* 10,113
3,441 AddTech AB, B Shares 93,546
900 ADENTRA, Inc. 23,250
1,000 Alconix Corp. 9,662
1,271 Alligo AB, Class B 14,157
8,626 Ashtead Group plc 533,453
4,051 Ashtead Technology Holdings plc 28,325
1,980 Azelis Group NV 38,821
653 BayWa AG*^ 7,190
2,058 Beijer Ref AB 30,292
1,271 Bergman & Beving AB 35,706
236 Bossard Holding AG, Registered Shares 49,684
5,394 Brenntag SE 323,341
955 Bufab AB 37,916
1,578 Bunzl plc 64,953
500 Chori Co., Ltd. 12,275
70,000 CSC Holdings, Ltd.* 235
1,200 Daiichi Jitsugyo Co., Ltd. 21,826
1,991 Diploma plc 105,881
Shares Value
Common Stocks, continued
Trading Companies & Distributors, continued
4,000 Doman Building Materials Group, Ltd. $ 23,600
5,900 Finning International, Inc. 156,356
7,576 Grafton Group plc 90,965
1,700 Hanwa Co., Ltd. 53,245
17,744 Howden Joinery Group plc 175,553
2,336 IMCD NV 345,908
1,800 Inaba Denki Sangyo Co., Ltd. 44,449
2,900 Inabata & Co., Ltd. 61,028
3,700 ITOCHU Corp. 182,138
616 Jacquet Metals SACA 10,819
5,000 Japan Pulp & Paper Co., Ltd. 21,605
700 Kamei Corp. 8,327
900 Kanaden Corp. 8,570
1,700 Kanamoto Co., Ltd. 36,313
4,400 Kanematsu Corp. 73,055
4,700 KPP Group Holdings Co., Ltd. 19,111
900 Kyokuto Boeki Kaisha, Ltd. 9,126
8,000 Marubeni Corp. 119,889
800 MARUKA FURUSATO Corp. 13,114
1,500 Mitani Corp. 18,409
17,900 Mitsubishi Corp. 292,866
13,800 Mitsui & Co., Ltd. 286,364
800 Mitsui Matsushima Holdings Co., Ltd. 20,437
1,271 Momentum Group AB 20,449
3,800 MonotaRO Co., Ltd. 63,870
4,100 Nagase & Co., Ltd. 83,199
600 Nichiden Corp. 11,689
1,200 Nishio Holdings Co., Ltd. 35,712
3,414 OEM International AB, Class B 34,513
700 Onoken Co., Ltd. 6,657
3,537 Reece, Ltd. 48,807
10,099 Rexel SA 254,897
2,192 Richelieu Hardware, Ltd. 59,539
12,288 RS GROUP plc 104,620
2,804 Russel Metals, Inc. 82,132
2,300 Sanyo Trading Co., Ltd. 23,344
900 Sato Shoji Corp. 8,504
207 Scope Metals Group, Ltd.*^ 8,289
600 Senshu Electric Co., Ltd. 18,541
4,416 SGH, Ltd.* 125,651
500 Shinsho Corp. 19,543
22,549 SIG plc* 4,682
4,200 Sojitz Corp. 85,624
409 Solar A/S, B Shares 17,018
17,864 Speedy Hire plc 6,262
5,800 Sumitomo Corp. 124,714
130,000 Theme International Holdings, Ltd. 6,682
269 Thermador Groupe 20,087
600 Tomoe Engineering Co., Ltd. 14,457
3,093 Toromont Industries, Ltd. 244,548
2,100 Totech Corp. 34,936
12,100 Toyota Tsusho Corp. 213,544
9,570 Travis Perkins plc 86,842
2,400 Trusco Nakayama Corp. 35,508
800 Tsubakimoto Kogyo Co., Ltd. 10,475
800 Wajax Corp. 11,666
2,700 Wakita & Co., Ltd. 28,697
2,700 Yamazen Corp. 23,831

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Trading Companies & Distributors, continued
800 Yuasa Trading Co., Ltd. $ 22,345
5,513,747
Transportation Infrastructure (0.5%):
1,024 Aena SME SA(a) 208,981
852 Aeroports de Paris SA 97,972
20,495 Atlas Arteria, Ltd. 60,240
11,636 Auckland International Airport, Ltd. 56,624
4,596 Enav SpA(a) 19,441
1,122 Flughafen Zurich AG, Registered Shares 268,850
2,258 Fraport AG Frankfurt Airport Services Worldwide* 136,799
10,400 Getlink SE 165,543
182,200 Hutchison Port Holdings Trust, Class U 29,881
1,940 James Fisher & Sons plc* 7,658
2,200 Japan Airport Terminal Co., Ltd. 69,420
3,300 Kamigumi Co., Ltd. 71,467
7,500 Mitsubishi Logistics Corp. 54,799
400 Nissin Corp. 11,788
5,399 Port of Tauranga, Ltd. 19,403
34,191 Qube Holdings, Ltd. 83,807
7,976 SATS, Ltd. 21,253
6,900 SIA Engineering Co., Ltd. 11,980
2,700 Sumitomo Warehouse Co., Ltd. (The) 47,928
106 Svitzer Group A/S* 3,320
17,817 Transurban Group* 147,382
1,941 Westshore Terminals Investment Corp. 30,426
1,624,962
Water Utilities (0.1%):
7,001 Pennon Group plc 51,967
3,229 Severn Trent plc 101,309
45,000 SIIC Environment Holdings, Ltd. 5,208
13,306 United Utilities Group plc 175,681
334,165
Wireless Telecommunication Services (0.9%):
2,349 1&1 AG 30,645
50,710 Airtel Africa plc(a) 72,088
3,670 Cellcom Israel, Ltd.* 20,878
5,950 Freenet AG 169,679
88,000 Hutchison Telecommunications Hong Kong Holdings,
Ltd. 10,426
17,100 Japan Communications, Inc.* 13,792
18,500 KDDI Corp. 589,720
1,000 Okinawa Cellular Telephone Co. 27,561
1,324 Orange Belgium SA* 20,344
8,995 Partner Communications Co., Ltd.*^ 59,109
6,725 Rogers Communications, Inc., Class B 206,761
704 Rogers Communications, Inc., Class B, ADR 21,634
35,000 SmarTone Telecommunications Holdings, Ltd. 18,613
248,000 SoftBank Corp. 311,881
13,200 SoftBank Group Corp. 758,359
21,800 StarHub, Ltd. 19,345
12,355 Tele2 AB, B Shares 122,086
401,773 Vodafone Group plc 342,572
2,815,493
Total Common Stocks (Cost $294,083,302) 314,865,404
Shares Value
Preferred Stocks (0.4%):
Automobiles (0.2%):
1,494 Bayerische Motoren Werke AG, 8.31%, 5/15/20 $ 112,037
880 Dr. Ing hc F Porsche AG, 3.96%(a) 53,223
3,816 Porsche Automobil Holding SE, 7.05%, 5/20/20 143,574
4,616 Volkswagen AG, 10.17%, 5/8/20 425,815
734,649
Chemicals (0.1%):
3,374 FUCHS SE, 2.66% 145,563
Construction Materials (0.0%
†
):
123 STO SE & Co KGaA, 0.29% 13,626
Ground Transportation (0.0%
†
):
910 Sixt SE, 6.78% 54,516
Health Care Equipment & Supplies (0.0%
†
):
509 Draegerwerk AG & Co. KGaA, 3.87% 24,512
Household Durables (0.0%
†
):
480 Einhell Germany AG, Class P, 1.53%* 31,328
Household Products (0.1%):
2,838 Henkel AG & Co. KGaA, 2.18%, 4/21/20 249,084
Life Sciences Tools & Services (0.0%
†
):
145 Sartorius AG, 0.34% 32,315
Machinery (0.0%
†
):
2,224 Jungheinrich AG, 2.92% 59,099
Total Preferred Stocks (Cost $1,753,832) 1,344,692
Contracts
Warrants (0.0%
†
):
Metals & Mining (0.0%
†
):
2,352 Arafura Rare Earths, Ltd., 6/20/25* 6
Software (0.0%
†
):
201 Constellation Software, Inc., 3/31/40*(b) —
Total Warrants (Cost $—) 6
Shares
Unaffiliated Investment Companies (1.0%):
Money Market Funds (1.0%):
2,883,406 BlackRock Liquidity FedFund, Institutional Class,
5.02%(c)(d) 2,883,406
384,173 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.33%(d) 384,173
Total Unaffiliated Investment Companies (Cost $3,267,579) 3,267,579
Total Investment Securities
(Cost $299,104,713 ) — 100.4% (e) 319,477,681
Net other assets (liabilities) — (0.4)% (1,331,908)
Net Assets — 100.0% $ 318,145,773
ADR—American Depository Receipt

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2024 .
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of December 31, 2024 :
NYS—New York Shares
* Non-income producing security.
^ This security or a partial position of this security was on loan as of December 31, 2024. The total value of securities on loan as of December 31, 2024 was $2,744,887.
† Represents less than 0.05%.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Security was valued using significant unobservable inputs as of December 31, 2024.
(c) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2024.
(d) The rate represents the effective yield at December 31, 2024.
(e) See Federal Tax Information listed in the Notes to the Financial Statements.
Amounts shown as “—“ are either $0 or round to less than $1.
Country Percentage
Australia 6.4%
Austria 0.6%
Belgium 1.0%
Bermuda 0.1%
Cambodia —%
†
Canada 11.2%
Chile —%
†
China 0.1%
Curacao —%
†
Cyprus —%
†
Denmark 2.9%
Faroe Islands —%
†
Finland 1.6%
France 7.1%
Georgia —%
†
Germany 7.3%
Greece —%
†
Hong Kong 1.6%
Ireland 0.8%
Isle of Man —%
†
Israel 1.0%
Italy 2.5%
Japan 23.3%
Liechtenstein —%
†
Luxembourg 0.2%
Macau —%
†
Malaysia —%
†
Malta —%
†
Mauritius —%
†
Mexico —%
†
Mongolia —%
†
Netherlands 3.5%
New Zealand 0.3%
Norway 0.8%
Peru —%
†
Poland 0.1%
Portugal 0.3%
Russia —%
†
Singapore 1.1%
South Africa 0.1%
Spain 2.3%
Sweden 2.7%

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Country Percentage
Switzerland 7.8%
Taiwan, Province Of China —%
†
United Arab Emirates —%
†
United Kingdom 12.0%
United States 1.3%
100.0%
† Represents less than 0.05%.

AZL DFA International Core Equity Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2024
Statement of Operations
For the Year Ended December 31, 2024
Assets:
Investment securities, at cost $ 299,104,713
aaa
aaa
Investment securities, at value(a) $ 319,477,681
Cash 645
Interest and dividends receivable 315,103
Foreign currency, at value (cost $992,073) 984,629
Receivable for investments sold 88,638
Prepaid expenses 1,637
Reclaims receivable 864,328
Total Assets 321,732,661
Liabilities:
Payable for investments purchased 387,978
Payable for collateral received on loaned securities 2,883,406
Management fees payable 178,363
Administration fees payable 20,161
Distribution fees payable 68,602
Custodian fees payable 25,129
Administrative and compliance services fees payable 1,374
Transfer agent fees payable 1,607
Trustee fees payable 2,874
Other accrued liabilities 17,394
Total Liabilities 3,586,888
Commitments and contingent liabilities^
Net Assets
$ 318,145,773
Net Assets Consist of:
Paid in capital $ 287,049,823
Total distributable earnings 31,095,950
Net Assets
$ 318,145,773
Shares of beneficial interest (unlimited number of shares authorized, no par value) 32,000,373
Net Asset Value (offering and redemption price per share) $ 9.94
(a) Includes securities on loan of $2,744,887.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends $ 10,791,376
Interest 1,982
Income from securities lending 38,991
Foreign withholding tax (1,062,837)
Total Investment Income 9,769,512
Expenses:
Management fees 2,969,537
Administration fees 165,612
Distribution fees 781,457
Custodian fees 136,750
Administrative and compliance services fees 6,626
Transfer agent fees 9,609
Trustee fees 18,416
Professional fees 21,881
Shareholder reports 2,665
Other expenses 85,782
Total expenses before reductions 4,198,335
Less Management fees contractually waived (937,748)
Net expenses 3,260,587
Net Investment Income/(Loss)
6,508,925
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 9,069,283
Change in net unrealized appreciation/depreciation on securities and foreign currencies (7,015,888)
Net realized and Change in net unrealized gains/losses on
investments
2,053,395
Change in Net Assets Resulting From Operations
$ 8,562,320

AZL DFA International Core Equity Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2024
For the
Year Ended
December 31, 2023
Change In Net Assets:
Operations:
Net investment income/(loss) $ 6,508,925 $ 5,643,365
Net realized gains/(losses) on investments 9,069,283 11,520,027
Change in unrealized appreciation/depreciation on investments (7,015,888) 19,446,403
Change in net assets resulting from operations 8,562,320 36,609,795
Distributions to Shareholders:
Distributions (20,870,490) (12,775,792)
Change in net assets resulting from distributions to shareholders (20,870,490) (12,775,792)
Capital Transactions:
Proceeds from shares issued 90,600,000 95,455,321
Proceeds from dividends reinvested 20,870,490 12,775,792
Value of shares redeemed (41,188,585) (63,432,324)
Change in net assets resulting from capital transactions 70,281,905 44,798,789
Change in net assets 57,973,735 68,632,792
Net Assets:
Beginning of period 260,172,038 191,539,246
End of period $ 318,145,773 $ 260,172,038
Share Transactions:
Shares issued 8,550,950 9,845,066
Dividends reinvested 1,952,338 1,413,251
Shares redeemed (3,837,616) (6,370,170)
Change in shares 6,665,672 4,888,147

AZL DFA International Core Equity Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Net Asset Value, Beginning of Period
$10.27 $9.37 $12.32 $11.06 $10.58
Investment Activities:
Net Investment Income/(Loss)(a) 0.22  0.23  0.24  0.19  0.12
Net Realized and Unrealized Gains/(Losses) on Investments 0.14  1.19  (2.04) 1.25  0.61
Total from Investment Activities 0.36  1.42  (1.80) 1.44  0.73
Distributions to Shareholders From:
Net Investment Income (0.26) (0.19) (0.26) (0.18) (0.25)
Net Realized Gains (0.43) (0.33) (0.89) —  —
Total Dividends (0.69) (0.52) (1.15) (0.18) (0.25)
Net Asset Value, End of Period
$9.94 $10.27 $9.37 $12.32 $11.06
Total Return
(b) 3.03% 15.93% (13.49)% 13.05% 7.25%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $318,146 $260,172 $191,539 $251,818 $265,060
Net Investment Income/(Loss) 2.08% 2.33% 2.30% 1.61% 1.29%
Expenses Before Reductions(c) 1.34% 1.33% 1.30% 1.31% 1.34%
Expenses Net of Reductions 1.04% 1.03% 1.08% 1.11% 1.14%
Portfolio Turnover Rate 21% 34% 13% 7% 14%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any . If such fee reductions had not occurred, the ratios would have been as indicated.

AZL DFA International Core Equity Fund
Notes to the Financial Statements
December 31, 2024

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA International
Core Equity Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL DFA International Core Equity Fund
Notes to the Financial Statements
December 31, 2024

Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2024 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $3,838 during the year ended December 31, 2024. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $2,883,406 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2024. At December 31, 2024, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2024, the Fund did not engage in any Rule 17a-7 transactions.
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA” or the
“Subadviser”), DFA provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the
Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager.
The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
For the year ended December 31, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
*The Manager waived, prior to any application of expense limit, the management fee to 0.65% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2026. The annual rate due to the
Subadviser from the Manager is 0.20% of the first $100 million of the Fund’s net assets and 0.17% of the Fund’s net assets over $100 million.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund’s expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager." At December
31, 2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Annual Rate* Annual Expense Limit
AZL DFA International Core Equity Fund 0.95% 1.39%

AZL DFA International Core Equity Fund
Notes to the Financial Statements
December 31, 2024

Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and officer support services to the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the
Fund's average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

AZL DFA International Core Equity Fund
Notes to the Financial Statements
December 31, 2024

The following is a summary of the valuation inputs used as of December 31, 2024 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2024 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 is $303,640,701. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024 was as follows:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 48,618,539 $ 266,246,865 $ — $ 314,865,404
Preferred Stocks — 1,344,692 — 1,344,692
Warrants 6 — —
#
6
Unaffiliated Investment Companies 3,267,579 — — 3,267,579
Total Investment Securities $51,886,124 $267,591,557 $— $319,477,681
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at December 31, 2024.
Purchases Sales
AZL DFA International Core Equity Fund $120,261,550 $65,024,885
Unrealized appreciation $48,933,268
Unrealized (depreciation) (33,096,288)
Net unrealized appreciation/(depreciation) $15,836,980
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL DFA International Core Equity Fund $8,413,651 $12,456,839 $20,870,490
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

AZL DFA International Core Equity Fund
Notes to the Financial Statements
December 31, 2024

The tax character of dividends paid to shareholders during the year ended December 31, 2023 was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the
1940 Act. As of December 31, 2024, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 95% of the Fund.
Investment activities of these shareholders could have a material impact to the Fund.
9. Segment Reporting
The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. Subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL DFA International Core Equity Fund $4,670,757 $8,105,035 $12,775,792
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL DFA International Core Equity Fund $8,651,831 $6,661,904 $— $15,782,215 $31,095,950
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, foreign currency gains or losses, mark-to-
market of passive foreign investment companies and other miscellaneous differences.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL DFA International Core Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL DFA International Core Equity Fund (one of the
funds constituting Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended
December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
During the year ended December 31, 2024, the Fund declared net short-term capital gain distributions of $481,446.
During the year ended December 31, 2024, the Fund declared net long-term capital gain distributions of $12,456,839.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Approval of Investment Advisory and Subadvisory Agreements
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (together, the
“Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”).
As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2026 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the
Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b)
Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b-1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and
relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2024. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 4 and 11, 2024, and September 24, 2024, as well as in various other meetings preceding those meetings. Accordingly, the Advisory Contracts were approved by the Board at an in-person meeting on September 24, 2024. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2026.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers . The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers . In connection with every quarterly Board meeting, as well as the summer and fall 2024 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 4 and 11, 2024, and
September 24, 2024, the Manager reported that for the one-year period ended December 31, 2023, six Funds were in the top 40%, four were in the middle 20%, and five were in the bottom 40% of their respective Lipper peer groups. For the three-year period ended December 31, 2023, eight Funds were in the top 40%, three were in the middle 20% and four were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2023, six Funds were in the top 40%, two were in the middle 20%, and seven were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Two Funds, the AZL Enhanced Bond Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The
Board had previously met with the portfolio managers of the AZL Government Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective Subadvisers. The Board also considered the impact of recoupment of previously waived fees and of low short-term interest rates on the performance of the AZL Government Money Market Fund during the periods measured.
The Board considered that the AZL Russell Value 1000 Index Fund, which was in the bottom 40% of its Lipper peer group for the three- and five-year periods, had shown improved relative performance in more recent periods.

At the Board meeting held September 24, 2024, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2024.
Thus, at the Board meeting held September 24, 2024, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds. The Manager supplied information to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account.
The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the
“actual” advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 14 Funds reviewed by the Board in the summer and fall of 2024, 13 Funds paid “actual” advisory fees in a percentage amount within the 65th percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2023 for the 14 Funds was as follows: (1) 13 of the Funds had management fee rankings at or below the 65th percentile (with 9 Funds at or below the 50th percentile); and (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category. The Board noted that it had previously considered and approved a temporary reduction in the AZL MSCI Global Equity Index Fund’s management fee, which is in effect through at least April 30, 2026. In addition, the Board also considered that the AZL Enhanced Bond Index Fund ranked at the 63rd percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b-1 fee paid by the Funds, and other
Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2021 through 2023. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2024, were approximately $14.2 billion, including assets of affiliated investing funds, and that no single Fund had assets in excess of approximately $3.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

ANNRPT1224 02/25
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® DFA U.S. Core Equity Fund
Annual Financial Statements and Other Information
December 31, 2024

AZL® DFA U.S. Core Equity Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Approval of Investment Advisory and Subadvisory Agreements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks (99.6%):
Aerospace & Defense (1.5%):
1,210 AAR Corp.* $ 74,149
661 AeroVironment, Inc.* 101,721
712 Astronics Corp.* 11,364
415 Astronics Corp., Class B* 6,667
733 Axon Enterprise, Inc.* 435,637
6,302 Boeing Co. (The)* 1,115,454
2,516 BWX Technologies, Inc. 280,257
1,164 Cadre Holdings, Inc. 37,597
685 CPI Aerostructures, Inc.* 2,774
1,300 Curtiss-Wright Corp. 461,331
625 Ducommun, Inc.* 39,787
2,715 General Dynamics Corp. 715,375
842 HEICO Corp. 200,177
1,285 HEICO Corp., Class A 239,113
1,861 Hexcel Corp. 116,685
6,334 Howmet Aerospace, Inc. 692,750
1,314 Huntington Ingalls Industries, Inc. 248,307
4,565 Kratos Defense & Security Solutions, Inc.* 120,425
3,408 L3Harris Technologies, Inc. 716,634
6,955 Leonardo DRS, Inc.* 224,716
3,571 Lockheed Martin Corp. 1,735,292
2,496 Mercury Systems, Inc.* 104,832
917 Moog, Inc., Class A 180,502
343 National Presto Industries, Inc. 33,758
1,576 Northrop Grumman Corp. 739,601
953 Park Aerospace Corp. 13,961
15,325 RTX Corp. 1,773,409
4,367 Textron, Inc. 334,032
564 TransDigm Group, Inc. 714,746
1,234 V2X, Inc.* 59,022
1,880 Woodward, Inc. 312,870
11,842,945
Air Freight & Logistics (0.4%):
3,159 Air Transport Services Group, Inc.* 69,435
3,453 CH Robinson Worldwide, Inc. 356,764
3,261 Expeditors International of Washington, Inc. 361,221
3,644 FedEx Corp. 1,025,167
4,705 GXO Logistics, Inc.* 204,667
2,496 Hub Group, Inc., Class A 111,222
3,266 Radiant Logistics, Inc.* 21,882
9,254 United Parcel Service, Inc., Class B 1,166,929
3,317,287
Automobile Components (0.3%):
2,086 Adient plc* 35,942
6,775 American Axle & Manufacturing Holdings, Inc.* 39,498
5,861 Aptiv plc* 354,473
3,584 Autoliv, Inc. 336,143
7,638 BorgWarner, Inc. 242,812
1,256 Cooper-Standard Holdings, Inc.* 17,031
7,909 Dana, Inc. 91,428
1,080 Dorman Products, Inc.* 139,914
1,423 Fox Factory Holding Corp.* 43,074
4,300 Garrett Motion, Inc.* 38,829
6,797 Gentex Corp. 195,278
999 Gentherm, Inc.* 39,885
11,599 Goodyear Tire & Rubber Co. (The)* 104,391
1,038 LCI Industries 107,319
Shares Value
Common Stocks, continued
Automobile Components, continued
1,610 Lear Corp. $ 152,467
2,016 Modine Manufacturing Co.* 233,715
1,190 Motorcar Parts of America, Inc.* 9,044
1,683 Patrick Industries, Inc. 139,824
1,374 Phinia, Inc. 66,186
616 Standard Motor Products, Inc. 19,084
587 Stoneridge, Inc.* 3,681
275 Strattec Security Corp.* 11,330
1,184 Visteon Corp.* 105,044
1,310 XPEL, Inc.* 52,321
2,578,713
Automobiles (1.2%):
96,820 Ford Motor Co. 958,518
25,894 General Motors Co. 1,379,373
5,146 Harley-Davidson, Inc. 155,049
4,690 Lucid Group, Inc.*^ 14,164
31,135 Rivian Automotive, Inc., Class A* 414,096
16,681 Tesla, Inc.* 6,736,455
1,896 Thor Industries, Inc. 181,466
655 Winnebago Industries, Inc. 31,296
9,870,417
Banks (4.8%):
859 1st Source Corp. 50,148
504 ACNB Corp. 20,074
1,092 Amalgamated Financial Corp. 36,549
2,855 Ameris Bancorp 178,637
704 Ames National Corp. 11,567
1,076 Arrow Financial Corp. 30,892
6,812 Associated Banc-Corp. 162,807
4,173 Atlantic Union Bankshares Corp. 158,073
2,530 Axos Financial, Inc.* 176,720
994 BancFirst Corp. 116,477
2,037 Bancorp, Inc. (The)* 107,207
73,257 Bank of America Corp. 3,219,645
1,028 Bank of Hawaii Corp. 73,235
724 Bank of Marin Bancorp 17,209
2,120 Bank of NT Butterfield & Son, Ltd. (The) 77,486
4,839 Bank OZK 215,481
1,591 BankFinancial Corp. 20,198
3,131 BankUnited, Inc. 119,510
1,389 Banner Corp. 92,744
433 Bar Harbor Bankshares 13,241
842 BCB Bancorp, Inc. 9,969
1,898 Berkshire Hills Bancorp, Inc. 53,960
2,482 BOK Financial Corp. 264,209
2,707 Brookline Bancorp, Inc. 31,943
280 Burke & Herbert Financial Services Corp. 17,461
977 Byline Bancorp, Inc. 28,333
74 C&F Financial Corp. 5,272
7,981 Cadence Bank 274,945
843 Camden National Corp. 36,030
489 Capital City Bank Group, Inc. 17,922
6,737 Capitol Federal Financial, Inc. 39,816
1,023 Carter Bankshares, Inc.* 17,995
3,291 Cathay General Bancorp 156,684
1,402 Central Pacific Financial Corp. 40,728
377 Chemung Financial Corp. 18,401

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Banks, continued
20,605 Citigroup, Inc. $ 1,450,386
943 Citizens & Northern Corp. 17,540
8,084 Citizens Financial Group, Inc. 353,756
604 City Holding Co. 71,562
938 Civista Bancshares, Inc. 19,736
735 CNB Financial Corp. 18,272
56 Colony Bankcorp, Inc. 904
4,298 Columbia Financial, Inc.* 67,951
4,595 Comerica, Inc. 284,201
3,247 Commerce Bancshares, Inc. 202,321
2,332 Community Financial System, Inc. 143,838
517 Community Trust Bancorp, Inc. 27,416
933 Community West Bancshares 18,072
1,154 ConnectOne Bancorp, Inc. 26,438
2,242 Cullen/Frost Bankers, Inc. 300,988
1,289 Customers Bancorp, Inc.* 62,749
4,697 CVB Financial Corp. 100,563
1,876 Dime Community Bancshares, Inc. 57,659
1,065 Eagle Bancorp, Inc. 27,722
4,861 East West Bancorp, Inc. 465,489
6,152 Eastern Bankshares, Inc. 106,122
1,703 Enterprise Financial Services Corp. 96,049
682 Equity Bancshares, Inc., Class A 28,930
855 ESSA Bancorp, Inc. 16,672
312 Evans Bancorp, Inc. 13,510
1,329 Farmers National Banc Corp. 18,898
1,860 FB Financial Corp. 95,809
14,503 Fifth Third Bancorp 613,187
1,053 Financial Institutions, Inc. 28,736
6,559 First BanCorp 121,932
814 First Bancorp, Inc. (The) 22,263
2,066 First Bancorp/Southern Pines NC 90,842
611 First Bancshares, Inc. (The) 21,385
2,494 First Busey Corp. 58,784
664 First Business Financial Services, Inc. 30,737
408 First Capital, Inc. 13,015
237 First Citizens BancShares, Inc., Class A 500,786
4,143 First Commonwealth Financial Corp. 70,100
512 First Community Bankshares, Inc. 21,320
4,544 First Financial Bancorp 122,143
4,155 First Financial Bankshares, Inc. 149,788
536 First Financial Corp. 24,758
733 First Financial Northwest, Inc. 15,906
1,155 First Foundation, Inc. 7,173
5,599 First Hawaiian, Inc. 145,294
17,798 First Horizon Corp. 358,452
4,307 First Interstate BancSystem, Inc., Class A 139,848
2,654 First Merchants Corp. 105,868
660 First Mid Bancshares, Inc. 24,301
1,573 First of Long Island Corp. (The) 18,373
3,344 Flagstar Financial, Inc. 31,200
2,253 Flushing Financial Corp. 32,173
15,542 FNB Corp. 229,711
7,484 Fulton Financial Corp. 144,291
769 German American Bancorp, Inc. 30,929
4,510 Glacier Bancorp, Inc. 226,492
397 Great Southern Bancorp, Inc. 23,701
16 Greene County Bancorp, Inc. 443
3,663 Hancock Whitney Corp. 200,439
Shares Value
Common Stocks, continued
Banks, continued
1,437 Hanmi Financial Corp. $ 33,942
1,642 HarborOne Bancorp, Inc. 19,425
45 Hawthorn Bancshares, Inc. 1,276
636 HBT Financial, Inc. 13,928
2,076 Heartland Financial USA, Inc. 127,269
2,010 Heritage Commerce Corp. 18,854
1,197 Heritage Financial Corp. 29,326
2,750 Hilltop Holdings, Inc. 78,732
62 Hingham Institution For Savings (The)^ 15,757
7,316 Home BancShares, Inc. 207,043
628 HomeStreet, Inc.* 7,172
484 HomeTrust Bancshares, Inc. 16,301
4,470 Hope Bancorp, Inc. 54,936
1,071 Horizon Bancorp, Inc. 17,254
28,418 Huntington Bancshares, Inc. 462,361
413 IF Bancorp, Inc. 9,491
2,109 Independent Bank Corp. (Massachusetts) 135,377
855 Independent Bank Corp. (Michigan) 29,780
2,348 Independent Bank Group, Inc. 142,453
2,797 International Bancshares Corp. 176,658
40,137 JPMorgan Chase & Co. 9,621,240
2,442 Kearny Financial Corp. 17,289
1,249 Kentucky First Federal Bancorp* 3,747
16,303 KeyCorp 279,433
750 Lake Shore Bancorp, Inc. 10,275
788 Lakeland Financial Corp. 54,183
637 Landmark Bancorp, Inc. 15,294
712 LCNB Corp. 10,773
2,203 Live Oak Bancshares, Inc. 87,129
3,184 M&T Bank Corp. 598,624
472 Mercantile Bank Corp. 20,999
684 Metrocity Bankshares, Inc. 21,854
241 Midland States Bancorp, Inc. 5,880
638 MidWestOne Financial Group, Inc. 18,579
1,928 National Bank Holdings Corp., Class A 83,020
514 National Bankshares, Inc. 14,757
1,885 NBT Bancorp, Inc. 90,028
373 Nicolet Bankshares, Inc. 39,131
1,501 Northfield Bancorp, Inc. 17,442
510 Northrim Bancorp, Inc. 39,749
4,680 Northwest Bancshares, Inc. 61,729
511 Norwood Financial Corp. 13,902
2,803 OceanFirst Financial Corp. 50,734
2,292 OFG Bancorp 96,997
440 Ohio Valley Banc Corp. 10,652
13,092 Old National Bancorp 284,162
2,225 Old Second Bancorp, Inc. 39,560
1,531 Origin Bancorp, Inc. 50,967
712 Orrstown Financial Services, Inc. 26,066
4,125 Pacific Premier Bancorp, Inc. 102,795
600 Park National Corp. 102,858
1,240 Pathward Financial, Inc. 91,239
1,165 Peapack-Gladstone Financial Corp. 37,338
546 Penns Woods Bancorp, Inc. 16,593
608 Peoples Bancorp of North Carolina, Inc. 19,000
1,117 Peoples Bancorp, Inc. 35,398
2,752 Pinnacle Financial Partners, Inc. 314,801
4,489 PNC Financial Services Group, Inc. (The) 865,704
2,956 Popular, Inc. 278,041

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Banks, continued
432 Preferred Bank $ 37,316
1,369 Premier Financial Corp. 35,005
707 Primis Financial Corp. 8,244
4,199 Prosperity Bancshares, Inc. 316,395
679 Provident Financial Holdings, Inc. 10,803
5,890 Provident Financial Services, Inc. 111,144
606 QCR Holdings, Inc. 48,868
487 RBB Bancorp 9,979
16,778 Regions Financial Corp. 394,619
2,793 Renasant Corp. 99,850
917 Republic Bancorp, Inc., Class A 64,071
420 Riverview Bancorp, Inc. 2,411
1,756 S&T Bancorp, Inc. 67,114
2,036 Sandy Spring Bancorp, Inc. 68,634
1,366 Seacoast Banking Corp. of Florida 37,606
1,694 ServisFirst Bancshares, Inc. 143,550
1,113 Shore Bancshares, Inc. 17,641
1,028 Sierra Bancorp 29,730
6,261 Simmons First National Corp., Class A 138,869
100 South Plains Financial, Inc. 3,475
561 Southern Missouri Bancorp, Inc. 32,185
950 Southside Bancshares, Inc. 30,172
2,973 SouthState Corp. 295,754
1,230 Stellar Bancorp, Inc. 34,870
1,764 Sterling Bancorp, Inc.* 8,397
1,460 Stock Yards Bancorp, Inc. 104,551
5,456 Synovus Financial Corp. 279,511
733 Territorial Bancorp, Inc. 7,132
2,021 Texas Capital Bancshares, Inc.* 158,042
7,031 TFS Financial Corp. 88,309
490 Tompkins Financial Corp. 33,237
3,548 Towne Bank 120,845
1,020 TriCo Bancshares 44,574
809 Triumph Financial, Inc.* 73,522
15,401 Truist Financial Corp. 668,095
559 TrustCo Bank Corp. 18,620
2,995 Trustmark Corp. 105,933
2,081 UMB Financial Corp. 234,862
4,934 United Bankshares, Inc. 185,272
5,138 United Community Banks, Inc. 166,009
1,190 United Security Bancshares 12,019
42 Unity Bancorp, Inc. 1,832
850 Univest Financial Corp. 25,083
17,362 US Bancorp 830,424
18,723 Valley National Bancorp 169,630
1,827 Veritex Holdings, Inc. 49,621
4,015 WaFd, Inc. 129,444
501 Washington Trust Bancorp, Inc. 15,706
6,354 Webster Financial Corp. 350,868
44,105 Wells Fargo & Co. 3,097,935
3,211 WesBanco, Inc. 104,486
1,062 West BanCorp, Inc. 22,992
1,404 Westamerica BanCorp 73,654
3,240 Western Alliance Bancorp 270,670
1,498 Western New England Bancorp, Inc. 13,782
2,575 Wintrust Financial Corp. 321,128
2,705 WSFS Financial Corp. 143,717
5,146 Zions Bancorp NA 279,170
39,022,165
Shares Value
Common Stocks, continued
Beverages (1.1%):
285 Boston Beer Co., Inc. (The), Class A* $ 85,494
1,890 Brown-Forman Corp., Class A 71,234
6,467 Brown-Forman Corp., Class B 245,617
4,834 Celsius Holdings, Inc.* 127,328
51,593 Coca-Cola Co. (The) 3,212,180
285 Coca-Cola Consolidated, Inc. 359,097
2,527 Constellation Brands, Inc., Class A 558,467
25,022 Keurig Dr Pepper, Inc. 803,707
838 MGP Ingredients, Inc. 32,992
4,528 Molson Coors Beverage Co., Class B 259,545
7,603 Monster Beverage Corp.* 399,614
2,478 National Beverage Corp. 105,736
16,113 PepsiCo, Inc. 2,450,143
1,562 Vita Coco Co., Inc. (The)* 57,653
8,768,807
Biotechnology (1.8%):
22,360 AbbVie, Inc. 3,973,372
2,485 ACADIA Pharmaceuticals, Inc.* 45,600
396 Adverum Biotechnologies, Inc.* 1,849
3,000 Alector, Inc.* 5,670
4,838 Alkermes plc* 139,141
6,160 Allakos, Inc.* 7,454
4,027 Allogene Therapeutics, Inc.* 8,578
1,742 Alnylam Pharmaceuticals, Inc.* 409,910
4,823 Altimmune, Inc.*^ 34,774
7,340 Amgen, Inc. 1,913,098
955 Anika Therapeutics, Inc.* 15,719
2,832 Arcus Biosciences, Inc.* 42,168
1,693 Beam Therapeutics, Inc.* 41,986
2,569 Biogen, Inc.* 392,852
2,699 BioMarin Pharmaceutical, Inc.* 177,405
72 Bluebird Bio, Inc.*^ 600
2,711 Catalyst Pharmaceuticals, Inc.* 56,579
2,134 CRISPR Therapeutics AG* 83,994
2,822 Day One Biopharmaceuticals, Inc.* 35,755
5,538 Denali Therapeutics, Inc.* 112,864
3,851 Dynavax Technologies Corp.* 49,177
1,370 Editas Medicine, Inc.* 1,740
1,656 Emergent BioSolutions, Inc.* 15,831
585 Enanta Pharmaceuticals, Inc.* 3,364
5,756 Exact Sciences Corp.* 323,430
10,306 Exelixis, Inc.* 343,190
5,379 Fate Therapeutics, Inc.* 8,875
21,671 Gilead Sciences, Inc. 2,001,750
430 GRAIL, Inc.*^ 7,676
3,331 Halozyme Therapeutics, Inc.* 159,255
449 Ideaya Biosciences, Inc.* 11,539
6,738 Incyte Corp.* 465,394
3,835 Intellia Therapeutics, Inc.* 44,716
1,306 iTeos Therapeutics, Inc.* 10,030
200 Kodiak Sciences, Inc.* 1,990
664 Krystal Biotech, Inc.* 104,022
1,156 Kura Oncology, Inc.* 10,069
1,449 MacroGenics, Inc.* 4,709
2,731 Moderna, Inc.* 113,555
2,752 Myriad Genetics, Inc.* 37,730
1,891 Natera, Inc.* 299,345
1,298 Neurocrine Biosciences, Inc.* 177,177
24,422 PDL BioPharma, Inc.* 29,306

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Biotechnology, continued
4,602 Poseida Therapeutics, Inc.* $ 44,179
1,321 Prothena Corp PLC* 18,296
4,160 Recursion Pharmaceuticals, Inc., Class A* 28,122
903 Regeneron Pharmaceuticals, Inc.* 643,234
1,759 REGENXBIO, Inc.* 13,597
3,704 Relay Therapeutics, Inc.* 15,261
2,810 Replimune Group, Inc.* 34,029
1,042 Rocket Pharmaceuticals, Inc.* 13,098
1,793 Sage Therapeutics, Inc.* 9,736
2,916 Sangamo Therapeutics, Inc.* 2,974
1,722 Sarepta Therapeutics, Inc.* 209,378
638 SpringWorks Therapeutics, Inc.* 23,051
1,347 United Therapeutics Corp.* 475,276
1,179 Vanda Pharmaceuticals, Inc.* 5,647
2,439 Veracyte, Inc.* 96,584
638 Vericel Corp.* 35,033
1,806 Vertex Pharmaceuticals, Inc.* 727,276
4,355 Vir Biotechnology, Inc.* 31,966
2,800 Voyager Therapeutics, Inc.* 15,876
3,099 Xencor, Inc.* 71,215
2,020 Zentalis Pharmaceuticals, Inc.* 6,121
14,243,187
Broadline Retail (3.1%):
104,021 Amazon.com, Inc.* 22,821,167
564 Dillard's, Inc., Class A^ 243,501
13,029 eBay, Inc. 807,147
2,165 Etsy, Inc.* 114,507
5,359 Kohl's Corp. 75,240
13,054 Macy's, Inc. 221,004
8,896 Nordstrom, Inc. 214,839
1,828 Ollie's Bargain Outlet Holdings, Inc.* 200,587
8,810 Qurate Retail, Inc., Class A* 2,907
24,700,899
Building Products (1.1%):
4,560 A O Smith Corp. 311,038
2,389 AAON, Inc. 281,138
2,768 Advanced Drainage Systems, Inc. 319,981
1,489 Allegion plc, ADR 194,583
1,802 Allegion US plc 235,485
515 American Woodmark Corp.* 40,958
1,085 Apogee Enterprises, Inc. 77,480
1,623 Armstrong World Industries, Inc. 229,379
4,422 AZEK Co., Inc. (The)* 209,912
394 AZZ, Inc. 32,276
4,160 Builders FirstSource, Inc.* 594,589
1,057 Carlisle Cos., Inc. 389,864
9,375 Carrier Global Corp. 639,937
547 CSW Industrials, Inc. 192,982
1,158 Distribution Solutions Group, Inc.* 39,835
3,904 Fortune Brands Innovations, Inc. 266,760
1,430 Gibraltar Industries, Inc.* 84,227
1,693 Griffon Corp. 120,660
7,176 Hayward Holdings, Inc.* 109,721
1,209 Insteel Industries, Inc. 32,655
7,796 Janus International Group, Inc.* 57,301
3,895 JELD-WEN Holding, Inc.* 31,900
10,632 Johnson Controls International plc 839,184
591 Lennox International, Inc. 360,096
Shares Value
Common Stocks, continued
Building Products, continued
3,336 Masco Corp. $ 242,094
5,076 Masterbrand, Inc.* 74,160
3,580 Owens Corning 609,746
1,160 Quanex Building Products Corp. 28,118
5,771 Resideo Technologies, Inc.* 133,022
1,128 Simpson Manufacturing Co., Inc. 187,056
2,657 Tecnoglass, Inc. 210,753
2,367 Trane Technologies plc 874,251
2,970 Trex Co., Inc.* 205,019
2,368 UFP Industries, Inc. 266,755
5,205 Zurn Elkay Water Solutions Corp. 194,146
8,717,061
Capital Markets (3.1%):
902 Acadian Asset Management, Inc. 23,759
1,086 Affiliated Managers Group, Inc. 200,823
2,198 Ameriprise Financial, Inc. 1,170,281
1,707 Ares Management Corp., Class A 302,190
2,215 Artisan Partners Asset Management, Inc., Class A 95,356
734 B Riley Financial, Inc.^ 3,369
14,195 Bank of New York Mellon Corp. (The) 1,090,602
14,510 BGC Group, Inc., Class A 131,461
1,218 BlackR ock, Inc. 1,248,584
2,976 Blackstone, Inc. 513,122
6,213 Carlyle Group, Inc. (The) 313,694
1,987 Cboe Global Markets, Inc. 388,260
16,971 Charles Schwab Corp. (The) 1,256,024
2,937 CME Group, Inc. 682,060
1,614 Cohen & Steers, Inc. 149,037
1,533 Coinbase Global, Inc., Class A* 380,644
190 Diamond Hill Investment Group, Inc. 29,469
1,257 Donnelley Financial Solutions, Inc.* 78,852
724 FactSet Research Systems, Inc. 347,723
3,756 Federated Hermes, Inc. 154,409
10,808 Franklin Resources, Inc. 219,294
3,370 Goldman Sachs Group, Inc. (The) 1,929,729
1,178 Hamilton Lane, Inc., Class A 174,403
211 Hennessy Advisors, Inc. 2,665
1,450 Houlihan Lokey, Inc. 251,807
855 Interactive Brokers Group, Inc. 151,053
4,743 Intercontinental Exchange, Inc. 706,754
16,075 Invesco, Ltd. 280,991
6,688 Janus Henderson Group plc 284,441
6,472 Jefferies Financial Group, Inc. 507,405
5,242 KKR & Co., Inc. 775,344
2,063 LPL Financial Holdings, Inc. 673,590
1,125 MarketAxess Holdings, Inc. 254,295
1,944 Moody's Corp. 920,231
16,459 Morgan Stanley 2,069,225
823 Morningstar, Inc. 277,153
1,065 MSCI, Inc. 639,011
9,300 Nasdaq, Inc. 718,983
3,545 Northern Trust Corp. 363,362
1,608 Open Lending Corp.* 9,600
365 Oppenheimer Holdings, Inc., Class A 23,393
643 Piper Sandler Cos. 192,868
394 PJT Partners, Inc., Class A 62,177
3,778 Raymond James Financial, Inc. 586,837
12,403 Robinhood Markets, Inc., Class A* 462,136
2,505 S&P Global, Inc. 1,247,565

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Capital Markets, continued
4,782 SEI Investments Co. $ 394,419
660 Silvercrest Asset Management Group, Inc., Class A 12,137
5,664 State Street Corp. 555,922
640 StepStone Group, Inc., Class A 37,043
3,570 Stifel Financial Corp. 378,706
1,488 StoneX Group, Inc.* 145,779
4,711 T. Rowe Price Group, Inc. 532,767
1,319 Tradeweb Markets, Inc., Class A 172,683
1,975 Victory Capital Holdings, Inc., Class A 129,283
3,647 Virtu Financial, Inc., Class A 130,125
384 Virtus Investment Partners, Inc. 84,703
425 Westwood Holdings Group, Inc. 6,167
5,349 WisdomTree, Inc. 56,165
24,979,930
Chemicals (1.7%):
1,366 AdvanSix, Inc. 38,917
2,524 Air Products and Chemicals, Inc. 732,061
2,265 Albemarle Corp. 194,971
1,157 American Vanguard Corp. 5,357
16,744 Arcadium Lithium plc* 85,897
1,705 Ashland, Inc. 121,839
2,280 Aspen Aerogels, Inc.* 27,086
3,665 Avient Corp. 149,752
9,849 Axalta Coating Systems, Ltd.* 337,033
1,038 Balchem Corp. 169,189
2,577 Cabot Corp. 235,306
2,236 Celanese Corp. 154,754
6,218 CF Industries Holdings, Inc. 530,520
1,736 Chemours Co. (The) 29,338
12,613 Corteva, Inc. 718,436
15,153 Dow, Inc. 608,090
7,160 DuPont de Nemours, Inc. 545,950
4,584 Eastman Chemical Co. 418,611
2,962 Ecolab, Inc. 694,056
4,830 Ecovyst, Inc.* 36,901
7,321 Element Solutions, Inc. 186,173
3,723 FMC Corp. 180,975
629 Hawkins, Inc. 77,159
2,188 HB Fuller Co. 147,646
6,075 Huntsman Corp. 109,532
1,105 Ingevity Corp.* 45,029
976 Innospec, Inc. 107,419
4,951 International Flavors & Fragrances, Inc. 418,607
1,037 Intrepid Potash, Inc.* 22,731
783 Koppers Holdings, Inc. 25,369
2,011 Kronos Worldwide, Inc. 19,607
5,851 Linde plc 2,449,638
5,203 LSB Industries, Inc.* 39,491
10,084 LyondellBasell Industries NV, Class A 748,939
2,017 Mativ Holdings, Inc. 21,985
1,528 Minerals Technologies, Inc. 116,449
10,737 Mosaic Co. (The) 263,915
389 NewMarket Corp. 205,528
5,407 Olin Corp. 182,757
3,864 Orion SA 61,013
5,387 Perimeter Solutions, Inc.* 68,846
6,098 PPG Industries, Inc. 728,406
405 Quaker Chemical Corp. 57,008
3,631 Rayonier Advanced Materials, Inc.* 29,956
Shares Value
Common Stocks, continued
Chemicals, continued
3,014 RPM International, Inc. $ 370,903
1,384 Sensient Technologies Corp. 98,624
2,865 Sherwin-Williams Co. (The) 973,899
744 Stepan Co. 48,137
5,093 Tronox Holdings plc 51,287
1,374 Westlake Corp. 157,529
13,848,621
Commercial Services & Supplies (0.8%):
2,950 ABM Industries, Inc. 150,981
2,927 ACCO Brands Corp. 15,367
1,392 ACV Auctions, Inc., Class A* 30,067
1,452 Brady Corp., Class A 107,230
3,454 BrightView Holdings, Inc.* 55,229
1,624 Brink's Co. (The) 150,658
1,941 Casella Waste Systems, Inc.* 205,377
790 CECO Environmental Corp.* 23,882
718 Cimpress plc* 51,495
4,330 Cintas Corp. 791,091
433 Civeo Corp. 9,838
2,368 Clean Harbors, Inc.* 544,972
7,411 Copart, Inc.* 425,317
1,498 Deluxe Corp. 33,840
4,985 Driven Brands Holdings, Inc.* 80,458
1,613 Ennis, Inc. 34,018
2,503 Enviri Corp.* 19,273
2,148 Healthcare Services Group, Inc.* 24,949
2,010 HNI Corp. 101,244
2,041 Interface, Inc. 49,698
1,201 Liquidity Services, Inc.* 38,780
919 Matthews International Corp., Class A 25,438
2,593 MillerKnoll, Inc. 58,576
400 Montrose Environmental Group, Inc.* 7,420
1,150 MSA Safety, Inc. 190,636
1,552 NL Industries, Inc. 12,059
5,118 OPENLANE, Inc.* 101,541
1,003 Pursuit Attractions and Hospitality, Inc.* 42,638
2,606 Quad/Graphics, Inc. 18,164
3,162 Republic Services, Inc. 636,131
7,269 Rollins, Inc. 336,918
2,563 Steelcase, Inc., Class A 30,295
7,635 Tetra Tech, Inc. 304,178
615 UniFirst Corp. 105,220
2,205 Veralto Corp. 224,579
5,416 Vestis Corp. 82,540
824 VSE Corp. 78,362
5,059 Waste Management, Inc. 1,020,856
6,219,315
Communications Equipment (0.9%):
752 Applied Optoelectronics, Inc.* 27,719
7,512 Arista Networks, Inc.* 830,301
1,420 Calix, Inc.* 49,515
4,765 Ciena Corp.* 404,120
52,940 Cisco Systems, Inc. 3,134,048
756 Comtech Telecommunications Corp.* 3,032
1,262 Digi International, Inc.* 38,150
1,985 Extreme Networks, Inc.* 33,229
1,768 F5, Inc.* 444,599
2,194 Harmonic, Inc.* 29,027

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Communications Equipment, continued
2,944 Infinera Corp.* $ 19,342
12,006 Juniper Networks, Inc. 449,625
909 KVH Industries, Inc.* 5,181
1,080 Lumentum Holdings, Inc.* 90,666
2,154 Motorola Solutions, Inc. 995,643
1,010 NETGEAR, Inc.* 28,149
2,564 NetScout Systems, Inc.* 55,536
3,679 Ribbon Communications, Inc.* 15,305
18,618 Sirius XM Holdings, Inc. 424,490
2,004 Viasat, Inc.* 17,054
7,865 Viavi Solutions, Inc.* 79,436
7,174,167
Construction & Engineering (0 .6%):
2,920 AECOM 311,914
7,278 API Group Corp.* 261,790
2,696 Arcosa, Inc. 260,811
455 Argan, Inc. 62,353
125 Cadeler A/S, ADR* 2,791
1,133 Comfort Systems USA, Inc. 480,460
1,733 Concrete Pumping Holdings, Inc.* 11,542
1,213 Construction Partners, Inc., Class A* 107,302
1,520 Dycom Industries, Inc.* 264,571
924 EMCOR Group, Inc. 419,404
2,276 Everus Construction Group, Inc.* 149,647
5,880 Fluor Corp.* 290,002
1,277 Granite Construction, Inc. 112,006
2,266 Great Lakes Dredge & Dock Corp.* 25,583
770 IES Holdings, Inc.* 154,739
2,285 MasTec, Inc.* 311,080
1,750 Matrix Service Co.* 20,947
9,107 MDU Resources Group, Inc. 164,108
475 MYR Group, Inc.* 70,666
2,101 Orion Group Holdings, Inc.* 15,400
1,923 Primoris Services Corp. 146,917
2,092 Quanta Services, Inc. 661,177
1,033 Sterling Infrastructure, Inc.* 174,009
1,648 Tutor Perini Corp.* 39,882
718 Valmont Industries, Inc. 220,189
6,523 WillScot Holdings Corp.* 218,194
4,957,484
Construction Materials (0.2%):
686 CRH plc 63,469
1,330 Eagle Materials, Inc. 328,191
1,880 Knife River Corp.* 191,083
1,129 Martin Marietta Materials, Inc. 583,128
655 United States Lime & Minerals, Inc. 86,945
2,505 Vulcan Materials Co. 644,361
1,897,177
Consumer Finance (0.9%):
11,063 Ally Financial, Inc. 398,379
7,466 American Express Co. 2,215,834
283 Atlanticus Holdings Corp.* 15,786
2,004 Bread Financial Holdings, Inc. 122,364
4,465 Capital One Financial Corp. 796,199
1,912 Consumer Portfolio Services, Inc.* 20,764
322 Credit Acceptance Corp.* 151,166
4,641 Discover Financial Services 803,960
Shares Value
Common Stocks, continued
Consumer Finance, continued
1,171 Encore Capital Group, Inc.* $ 55,939
1,263 Enova International, Inc.* 121,096
3,948 EZCORP, Inc., Class A* 48,245
1,863 FirstCash Holdings, Inc. 193,007
1,425 Green Dot Corp., Class A* 15,162
5,431 LendingClub Corp.* 87,928
194 LendingTree, Inc.* 7,517
6,497 Navient Corp. 86,345
1,103 Nelnet, Inc., Class A 117,811
750 Old Market Capital Corp.* 4,815
5,098 OneMain Holdings, Inc. 265,759
1,683 PRA Group, Inc.* 35,158
1,271 PROG Holdings, Inc. 53,712
568 Regional Management Corp. 19,301
10,558 SLM Corp. 291,190
30,929 SoFi Technologies, Inc.* 476,307
8,490 Synchrony Financial 551,850
237 World Acceptance Corp.* 26,648
6,982,242
Consumer Staples Distribution & Retail (2.1%):
25,487 Albertsons Cos., Inc., Class A 500,565
1,610 Andersons, Inc. (The) 65,237
1,614 Casey's General Stores, Inc. 639,515
1,143 Chefs' Warehouse, Inc. (The)* 56,373
5,191 Costco Wholesale Corp. 4,756,358
8,028 Dollar General Corp. 608,683
6,242 Dollar Tree, Inc.* 467,775
3,290 Grocery Outlet Holding Corp.* 51,357
613 Ingles Markets, Inc., Class A 39,502
24,197 Kroger Co. (The) 1,479,647
1,720 Natural Grocers by Vitamin Cottage, Inc. 68,318
6,901 Performance Food Group Co.* 583,480
1,207 PriceSmart, Inc. 111,249
3,371 Sprouts Farmers Market, Inc.* 428,353
10,338 Sysco Corp. 790,443
8,177 Target Corp. 1,105,367
2,137 United Natural Foods, Inc.* 58,361
8,249 US Foods Holding Corp.* 556,478
738 Village Super Market, Inc., Class A 23,535
16,658 Walgreens Boots Alliance, Inc. 155,419
49,272 Walmart, Inc. 4,451,725
857 Weis Markets, Inc. 58,036
17,055,776
Containers & Packaging (0.7%):
54,234 Amcor plc 510,342
2,442 AptarGroup, Inc. 383,638
2,194 Avery Dennison Corp. 410,563
5,632 Ball Corp. 310,492
4,455 Berry Global Group, Inc. 288,105
4,073 Crown Holdings, Inc. 336,796
15,239 Graphic Packaging Holding Co. 413,891
930 Greif, Inc., Class A 56,842
710 Greif, Inc., Class B 48,174
9,992 International Paper Co. 537,769
1,253 Myers Industries, Inc. 13,833
8,022 O-I Glass, Inc.* 86,958
2,592 Packaging Corp. of America 583,537
6,012 Pactiv Evergreen, Inc. 105,030

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Containers & Packaging, continued
6,404 Sealed Air Corp. $ 216,647
4,214 Silgan Holdings, Inc. 219,339
10,188 Smurfit WestRock plc 548,726
3,819 Sonoco Products Co. 186,558
1,718 TriMas Corp. 42,246
5,299,486
Distributors (0.1%):
4,434 Genuine Parts Co. 517,714
6,205 LKQ Corp. 228,034
923 Pool Corp. 314,687
811 Weyco Group, Inc. 30,453
1,090,888
Diversified Consumer Services (0.3%):
36,362 ADT, Inc. 251,261
1,608 Adtalem Global Education, Inc.* 146,087
541 American Public Education, Inc.* 11,669
1,957 Bright Horizons Family Solutions, Inc.* 216,934
418 Carriage Services, Inc. 16,657
5,672 Chegg, Inc.* 9,132
1,590 Coursera, Inc.* 13,515
2,971 Frontdoor, Inc.* 162,425
112 Graham Holdings Co., Class B 97,655
959 Grand Canyon Education, Inc.* 157,084
3,283 H&R Block, Inc. 173,474
6,794 Laureate Education, Inc.* 124,262
2,547 Mister Car Wash, Inc.* 18,568
2,352 OneSpaWorld Holdings, Ltd. 46,805
2,522 Perdoceo Education Corp. 66,757
5,274 Service Corp. International 420,971
1,012 Strategic Education, Inc. 94,541
1,470 Stride, Inc.* 152,777
1,696 Universal Technical Institute, Inc.* 43,604
2,224,178
Diversified Telecommunication Services (0.9%):
398 Anterix, Inc.* 12,207
121,841 AT&T, Inc. 2,774,320
461 ATN International, Inc. 7,749
9,754 Frontier Communications Parent, Inc.* 338,464
2,352 GCI Liberty, Inc.* —
1,080 IDT Corp., Class B 51,322
5,374 Iridium Communications, Inc. 155,953
7,752 Liberty Global, Ltd., Class A* 98,915
7,480 Liberty Global, Ltd., Class C* 98,287
1,489 Liberty Latin America, Ltd., Class A* 9,470
8,852 Liberty Latin America, Ltd., Class C* 56,122
1,333 Shenandoah Telecommunications Co. 16,809
3,046 Sunrise Communications AG, ADR* 131,222
97,419 Verizon Communications, Inc. 3,895,786
7,646,626
Electric Utilities (1.3%):
1,925 ALLETE, Inc. 124,740
6,807 Alliant Energy Corp. 402,566
6,851 American Electric Power Co., Inc. 631,868
3,479 Constellation Energy Corp. 778,287
7,950 Duke Energy Corp. 856,533
5,190 Edison International 414,370
Shares Value
Common Stocks, continued
Electric Utilities, continued
6,020 Entergy Corp. $ 456,436
6,158 Evergy, Inc. 379,025
5,258 Eversource Energy 301,967
13,020 Exelon Corp. 490,073
7,146 FirstEnergy Corp. 284,268
1,272 Genie Energy, Ltd., Class B 19,830
1,318 Hawaiian Electric Industries, Inc.* 12,824
1,110 IDACORP, Inc. 121,301
1,002 MGE Energy, Inc. 94,148
20,724 NextEra Energy, Inc. 1,485,704
6,789 NRG Energy, Inc. 612,504
5,041 OGE Energy Corp. 207,941
1,274 Otter Tail Corp. 94,072
30,798 PG&E Corp. 621,504
3,069 Pinnacle West Capital Corp. 260,159
3,124 Portland General Electric Co. 136,269
10,031 PPL Corp. 325,606
11,125 Southern Co. (The) 915,810
2,496 TXNM Energy, Inc. 122,728
8,197 Xcel Energy, Inc. 553,461
10,703,994
Electrical Equipment (0.8%):
1,082 Acuity Brands, Inc. 316,085
424 Allient, Inc. 10,295
4,194 AMETEK, Inc. 756,011
3,065 Array Technologies, Inc.* 18,513
1,778 Atkore, Inc., Class A 148,374
3,147 Eaton Corp. plc 1,044,395
4,723 Emerson Electric Co. 585,321
1,312 EnerSys 121,268
326 FuelCell Energy, Inc.*^ 2,947
1,473 GE Vernova, Inc. 484,514
1,659 Generac Holdings, Inc.* 257,228
1,028 Hubbell, Inc. 430,619
1,831 LSI Industries, Inc. 35,558
195 NEXTracker, Inc., Class A* 7,123
5,927 nVent Electric plc 403,984
14,602 Plug Power, Inc.*^ 31,102
497 Powell Industries, Inc. 110,160
400 Preformed Line Products Co. 51,116
2,091 Regal Rexnord Corp. 324,377
1,922 Rockwell Automation, Inc. 549,288
4,988 Sensata Technologies Holding plc 136,671
3,376 Shoals Technologies Group, Inc., Class A* 18,669
5,988 Sunrun, Inc.* 55,389
1,298 Thermon Group Holdings, Inc.* 37,344
6,136 Vertiv Holdings Co., Class A 697,111
1,148 Vicor Corp.* 55,471
6,688,933
Electronic Equipment, Instruments & Components (1.3%):
1,108 Advanced Energy Industries, Inc. 128,118
13,645 Amphenol Corp., Class A 947,645
1,917 Arrow Electronics, Inc.* 216,851
3,766 Avnet, Inc. 197,037
888 Badger Meter, Inc. 188,363
550 Bel Fuse, Inc., Class B 45,358
1,317 Belden, Inc. 148,307
1,054 Benchmark Electronics, Inc. 47,852

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
2,087 CDW Corp. $ 363,221
4,582 Cognex Corp. 164,311
4,859 Coherent Corp.* 460,293
15,801 Corning, Inc. 750,864
1,712 Crane NXT Co. 99,673
1,231 CTS Corp. 64,911
2,838 Daktronics, Inc.* 47,849
1,053 ePlus, Inc.* 77,796
1,280 Fabrinet* 281,446
392 FARO Technologies, Inc.* 9,941
12,223 Flex, Ltd.* 469,241
640 Frequency Electronics, Inc. 11,853
1,032 Insight Enterprises, Inc.* 156,967
1,529 IPG Photonics Corp.* 111,189
1,649 Itron, Inc.* 179,048
4,558 Jabil, Inc. 655,896
3,286 Keysight Technologies, Inc.* 527,830
1,603 Kimball Electronics, Inc.* 30,024
4,646 Knowles Corp.* 92,595
850 Littelfuse, Inc. 200,302
1,471 Methode Electronics, Inc. 17,343
9,842 Mirion Technologies, Inc.* 171,743
1,008 Napco Security Technologies, Inc. 35,844
1,092 Novanta, Inc.* 166,825
594 OSI Systems, Inc.* 99,453
770 PAR Technology Corp.* 55,956
1,121 PC Connection, Inc. 77,652
785 Plexus Corp.* 122,837
581 Rogers Corp.* 59,035
2,372 Sanmina Corp.* 179,489
738 ScanSource, Inc.* 35,018
2,811 TD SYNNEX Corp. 329,674
5,543 TE Connectivity PLC 792,483
967 Teledyne Technologies, Inc.* 448,814
4,518 Trimble, Inc.* 319,242
4,437 TTM Technologies, Inc.* 109,816
3,058 Vishay Intertechnology, Inc. 51,803
6,734 Vontier Corp. 245,589
925 Zebra Technologies Corp.* 357,253
10,350,650
Energy Equipment & Services (0.6%):
5,227 Archrock, Inc. 130,100
18,888 Baker Hughes Co. 774,786
519 Bristow Group, Inc.* 17,802
2,328 Cactus, Inc., Class A 135,862
6,139 ChampionX Corp. 166,919
1,337 Core Laboratories, Inc. 23,143
562 DMC Global, Inc.* 4,131
1,095 Expro Group Holdings NV* 13,655
3,159 Expro Group Holdings NV, ADR* 39,393
306 Forum Energy Technologies, Inc.* 4,740
760 Geospace Technologies Corp.* 7,615
1,086 Gulf Island Fabrication, Inc.* 7,396
27,471 Halliburton Co. 746,937
5,456 Helix Energy Solutions Group, Inc.* 50,850
3,758 Helmerich & Payne, Inc. 120,331
1,028 Innovex International, Inc.* 14,361
7,097 Liberty Energy, Inc. 141,159
1,436 Mammoth Energy Services, Inc.* 4,308
Shares Value
Common Stocks, continued
Energy Equipment & Services, continued
935 Natural Gas Services Group, Inc.* $ 25,058
4,293 Noble Corp PLC 134,800
11,196 NOV, Inc. 163,462
4,799 NPK International, Inc.* 36,808
5,115 Oceaneering International, Inc.* 133,399
3,066 Oil States International, Inc.* 15,514
3,281 ProPetro Holding Corp.* 30,612
3,679 RPC, Inc. 21,853
20,283 Schlumberger NV 777,650
493 SEACOR Marine Holdings, Inc.* 3,234
1,954 Seadrill, Ltd.* 76,069
3,974 Select Water Solutions, Inc. 52,616
16,526 TechnipFMC plc 478,262
4,086 TETRA Technologies, Inc.* 14,628
2,580 Tidewater, Inc.* 141,152
21,064 Transocean, Ltd.* 78,990
1,954 Valaris, Ltd.* 86,445
2,965 Weatherford International plc 212,383
4,886,423
Entertainment (1.3%):
247 Atlanta Braves Holdings, Inc.* 10,078
1,869 Atlanta Braves Holdings, Inc., Class C* 71,508
5,104 Cinemark Holdings, Inc.* 158,122
4,732 Electronic Arts, Inc. 692,292
2,645 IMAX Corp.* 67,712
619 Liberty Media Corp.-Liberty Formula One, Class A* 52,021
3,572 Liberty Media Corp.-Liberty Formula One, Class C* 330,981
1,139 Liberty Media Corp.-Liberty Live, Class A* 75,812
2,653 Liberty Media Corp.-Liberty Live, Class C* 180,563
2,111 Lions Gate Entertainment Corp., Class A* 18,028
4,430 Lions Gate Entertainment Corp., Class B* 33,446
3,423 Live Nation Entertainment, Inc.* 443,278
894 Madison Square Garden Entertainment Corp.* 31,826
595 Madison Square Garden Sports Corp.* 134,280
1,459 Marcus Corp. (The) 31,368
4,254 Netflix, Inc.* 3,791,675
1,419 Reading International, Inc., Class A* 1,873
4,024 ROBLOX Corp., Class A* 232,829
4,049 Roku, Inc.* 301,003
894 Sphere Entertainment Co.* 36,046
752 Spotify Technology SA* 336,430
2,974 Take-Two Interactive Software, Inc.* 547,454
1,487 TKO Group Holdings, Inc.* 211,318
19,288 Walt Disney Co. (The) 2,147,719
43,342 Warner Bros Discovery, Inc.* 458,125
2,280 Warner Music Group Corp., Class A 70,680
10,466,467
Financial Services (3.6%):
3,551 Affirm Holdings, Inc.* 216,256
981 A-Mark Precious Metals, Inc. 26,879
3,139 Apollo Global Management, Inc. 518,437
6,202 AvidXchange Holdings, Inc.* 64,129
17,994 Berkshire Hathaway, Inc., Class B* 8,156,320
7,015 Block, Inc.* 596,205
252 BM Technologies, Inc.* 1,232
687 Cass Information Systems, Inc. 28,105
15,200 Corebridge Financial, Inc. 454,936
2,817 Enact Holdings, Inc. 91,214

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Financial Services, continued
6,943 Equitable Holdings, Inc. $ 327,501
4,544 Essent Group, Ltd. 247,375
1,694 Euronet Worldwide, Inc.* 174,211
409 EVERTEC, Inc. 14,123
403 Federal Agricultural Mortgage Corp., Class C 79,371
9,959 Fidelity National Information Services, Inc. 804,388
6,250 Fiserv, Inc.* 1,283,875
2,700 Flywire Corp.* 55,674
4,563 Global Payments, Inc. 511,330
1,101 I3 Verticals, Inc., Class A* 25,367
1,320 International Money Express, Inc.* 27,496
2,536 Jack Henry & Associates, Inc. 444,561
3,895 Jackson Financial, Inc., Class A 339,177
11,557 Marqeta, Inc., Class A* 43,801
9,738 Mastercard, Inc., Class A 5,127,739
1,982 Merchants Bancorp 72,284
9,852 MGIC Investment Corp. 233,591
1,888 Mr. Cooper Group, Inc.* 181,267
4,617 NCR Atleos Corp.* 156,609
3,107 NMI Holdings, Inc.* 114,213
465 Onity Group, Inc.* 14,280
8,549 Payoneer Global, Inc.* 85,832
11,161 PayPal Holdings, Inc.* 952,591
1,468 Paysafe, Ltd.* 25,103
2,328 PennyMac Financial Services, Inc. 237,782
6,409 Radian Group, Inc. 203,294
4,683 Remitly Global, Inc.* 105,695
3,168 Repay Holdings Corp.* 24,172
1,219 Rocket Cos., Inc., Class A* 13,726
1,805 Shift4 Payments, Inc., Class A* 187,323
5,880 Toast, Inc., Class A* 214,326
18,052 Visa, Inc., Class A 5,705,154
4,007 Voya Financial, Inc. 275,802
1,503 Walker & Dunlop, Inc. 146,107
728 Waterstone Financial, Inc. 9,784
13,449 Western Union Co. (The) 142,559
1,434 WEX, Inc.* 251,409
29,012,605
Food Products (1.1%):
2,035 B&G Foods, Inc. 14,021
3,050 Bunge Global SA 237,168
270 Calavo Growers, Inc. 6,885
1,483 Cal-Maine Foods, Inc. 152,630
10,247 Conagra Brands, Inc. 284,354
5,372 Darling Ingredients, Inc.* 180,983
3,515 Dole PLC 47,593
1,004 Farmer Bros. Co.* 1,807
7,922 Flowers Foods, Inc. 163,669
2,403 Fresh Del Monte Produce, Inc. 79,804
1,265 Freshpet, Inc.* 187,359
14,644 General Mills, Inc. 933,848
2,250 Hain Celestial Group, Inc. (The)* 13,838
3,659 Hershey Co. (The) 619,652
9,244 Hormel Foods Corp. 289,984
2,732 Ingredion, Inc. 375,814
518 J & J Snack Foods Corp. 80,357
3,325 JM Smucker Co. (The) 366,149
300 John B Sanfilippo & Son, Inc. 26,133
9,645 Kellanova 780,956
Shares Value
Common Stocks, continued
Food Products, continued
22,757 Kraft Heinz Co. (The) $ 698,867
5,580 Lamb Weston Holdings, Inc. 372,911
916 Lancaster Colony Corp. 158,596
4,436 McCormick & Co., Inc. 338,201
778 McCormick & Co., Inc. (Maryland) 58,972
3,145 Mission Produce, Inc.* 45,194
14,841 Mondelez International, Inc., Class A 886,453
4,602 Pilgrim's Pride Corp.* 208,885
2,182 Post Holdings, Inc.* 249,752
29 Seaboard Corp. 70,460
266 Seneca Foods Corp., Class A* 21,083
3,683 Simply Good Foods Co. (The)* 143,563
8,996 The Campbell's Company 376,753
1,104 Tootsie Roll Industries, Inc. 35,692
1,335 TreeHouse Foods, Inc.* 46,899
4,785 Tyson Foods, Inc., Class A 274,850
1,200 Utz Brands, Inc. 18,792
1,400 Vital Farms, Inc.* 52,766
2,207 WK Kellogg Co. 39,704
8,941,397
Gas Utilities (0.2%):
2,126 Atmos Energy Corp. 296,088
785 Chesapeake Utilities Corp. 95,260
2,809 National Fuel Gas Co. 170,450
4,288 New Jersey Resources Corp. 200,035
1,716 Northwest Natural Holding Co. 67,885
1,836 ONE Gas, Inc. 127,143
232 RGC Resources, Inc. 4,654
2,161 Southwest Gas Holdings, Inc. 152,804
1,603 Spire, Inc. 108,732
6,279 UGI Corp. 177,256
1,400,307
Ground Transportation (1.0%):
957 ArcBest Corp. 89,307
454 Avis Budget Group, Inc.* 36,597
419 Covenant Logistics Group, Inc. 22,840
31,875 CSX Corp. 1,028,606
1,925 Heartland Express, Inc. 21,598
14,347 Hertz Global Holdings, Inc.* 52,510
3,565 JB Hunt Transport Services, Inc. 608,403
5,291 Knight-Swift Transportation Holdings, Inc. 280,635
1,241 Landstar System, Inc. 213,278
3,042 Marten Transport, Ltd. 47,486
2,771 Norfolk Southern Corp. 650,354
2,842 Old Dominion Freight Line, Inc. 501,329
1,600 PAMT Corp.* 26,208
4,704 RXO, Inc.* 112,143
1,902 Ryder System, Inc. 298,348
617 Saia, Inc.* 281,185
3,510 Schneider National, Inc., Class B 102,773
12,362 Uber Technologies, Inc.* 745,676
870 U-Haul Holding Co., Class A* 60,108
6,261 U-Haul Holding Co., Class B 401,017
7,627 Union Pacific Corp. 1,739,261
1,564 Universal Logistics Holdings, Inc. 71,850
2,380 Werner Enterprises, Inc. 85,490

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Ground Transportation, continued
2,834 XPO, Inc.* $ 371,679
7,848,681
Health Care Equipment & Supplies (1.9%):
18,571 Abbott Laboratories 2,100,566
2,269 Accuray, Inc.* 4,493
1,146 Align Technology, Inc.* 238,952
912 AngioDynamics, Inc.* 8,354
1,619 Artivion, Inc.* 46,287
1,507 AtriCure, Inc.* 46,054
1,629 Avanos Medical, Inc.* 25,934
9,817 Baxter International, Inc. 286,264
3,523 Becton Dickinson & Co. 799,263
16,178 Boston Scientific Corp.* 1,445,019
703 CONMED Corp. 48,113
3,443 Cooper Cos., Inc. (The)* 316,515
6,806 DENTSPLY SIRONA, Inc. 129,178
4,104 Dexcom, Inc.* 319,168
4,976 Edwards Lifesciences Corp.* 368,373
994 Embecta Corp. 20,526
1,499 Enovis Corp.* 65,776
5,573 Envista Holdings Corp.* 107,503
11,931 GE HealthCare Technologies, Inc. 932,766
431 Globus Medical, Inc.* 35,648
1,615 Haemonetics Corp.* 126,099
3,825 Hologic, Inc.* 275,744
973 ICU Medical, Inc.* 150,980
1,263 IDEXX Laboratories, Inc.* 522,175
516 Inari Medical, Inc.* 26,342
433 Inogen, Inc.* 3,971
1,638 Insulet Corp.* 427,633
979 Integer Holdings Corp.* 129,737
2,383 Integra LifeSciences Holdings Corp.* 54,046
2,147 Intuitive Surgical, Inc.* 1,120,648
2,767 Lantheus Holdings, Inc.* 247,536
619 LeMaitre Vascular, Inc. 57,035
725 LENSAR, Inc.* 6,482
2,659 LivaNova plc* 123,138
1,261 Masimo Corp.* 208,443
14,296 Medtronic plc 1,141,964
1,792 Merit Medical Systems, Inc.* 173,322
6,551 Neogen Corp.* 79,529
600 Nevro Corp.* 2,232
442 OmniAb Operations, Inc. - Vesting 12.5*(a) —
442 OmniAb Operations, Inc. - Vesting 15*(a) —
1,974 Omnicell, Inc.* 87,882
2,205 OraSure Technologies, Inc.* 7,960
825 Orthofix Medical, Inc.* 14,405
1,309 OrthoPediatrics Corp.* 30,343
656 Penumbra, Inc.* 155,787
1,798 QuidelOrtho Corp.* 80,101
2,221 ResMed, Inc. 507,921
1,569 STAAR Surgical Co.* 38,111
1,704 STERIS plc 350,274
2,745 Stryker Corp. 988,337
1,483 Teleflex, Inc. 263,944
193 UFP Technologies, Inc.* 47,190
227 Utah Medical Products, Inc. 13,954
1,100 Varex Imaging Corp.* 16,049
3,941 Zimmer Biomet Holdings, Inc. 416,288
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
217 Zimvie, Inc.* $ 3,027
15,243,381
Health Care Providers & Services (2.2%):
2,574 Acadia Healthcare Co., Inc.* 102,059
1,600 Accolade, Inc.* 5,472
5,283 AdaptHealth Corp.* 50,294
643 Addus HomeCare Corp.* 80,600
1,363 Amedisys, Inc.* 123,747
2,275 AMN Healthcare Services, Inc.* 54,418
1,845 Astrana Health, Inc.* 58,173
9,264 Brookdale Senior Living, Inc.* 46,598
3,268 Cardinal Health, Inc. 386,506
431 Castle Biosciences, Inc.* 11,486
2,596 Cencora, Inc. 583,269
9,220 Centene Corp.* 558,548
455 Chemed Corp. 241,059
4,377 Cigna Group (The) 1,208,665
5,028 Community Health Systems, Inc.* 15,034
4,538 Concentra Group Holdings Parent, Inc. 89,762
1,449 CorVel Corp.* 161,216
1,732 Cross Country Healthcare, Inc.* 31,453
14,766 CVS Health Corp. 662,846
1,629 DaVita, Inc.* 243,617
2,819 Elevance Health, Inc. 1,039,929
4,542 Encompass Health Corp. 419,454
1,271 Enhabit, Inc.* 9,926
1,863 Ensign Group, Inc. (The) 247,518
790 Fulgent Genetics, Inc.* 14,591
1,863 HCA Healthcare, Inc. 559,179
2,817 HealthEquity, Inc.* 270,291
4,279 Henry Schein, Inc.* 296,107
2,391 Humana, Inc. 606,621
1,529 InfuSystem Holdings, Inc.* 12,920
1,703 Labcorp Holdings, Inc. 390,532
1,335 McKesson Corp. 760,830
864 ModivCare, Inc.* 10,230
1,675 Molina Healthcare, Inc.* 487,509
575 National HealthCare Corp. 61,847
819 National Research Corp. 14,447
2,819 NeoGenomics, Inc.* 46,457
10,235 OPKO Health, Inc.*^ 15,045
3,934 Option Care Health, Inc.* 91,269
3,971 Owens & Minor, Inc.* 51,901
3,988 Patterson Cos., Inc. 123,070
5,162 Pediatrix Medical Group, Inc.* 67,725
792 Pennant Group, Inc. (The)* 21,004
4,309 Premier, Inc., Class A 91,351
4,040 Privia Health Group, Inc.* 78,982
2,024 Progyny, Inc.* 34,914
2,702 Quest Diagnostics, Inc. 407,624
2,449 RadNet, Inc.* 171,038
5,624 Select Medical Holdings Corp. 106,012
1,128 Solventum Corp.* 74,516
3,605 Surgery Partners, Inc.* 76,318
4,633 Tenet Healthcare Corp.* 584,823
10,719 UnitedHealth Group, Inc. 5,422,313
2,422 Universal Health Services, Inc., Class B 434,555

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
542 US Physical Therapy, Inc. $ 48,081
17,863,751
Health Care Technology (0.1%):
447 American Well Corp., Class A* 3,241
5,067 Certara, Inc.* 53,963
3,003 Definitive Healthcare Corp.* 12,342
3,607 Doximity, Inc., Class A* 192,578
3,122 Evolent Health, Inc., Class A* 35,122
3,097 GoodRx Holdings, Inc., Class A* 14,401
1,056 Health Catalyst, Inc.* 7,466
1,357 HealthStream, Inc. 43,153
859 Schrodinger, Inc.* 16,570
394 Simulations Plus, Inc. 10,989
5,449 Teladoc Health, Inc.* 49,531
339 TruBridge, Inc.* 6,685
1,931 Veeva Systems, Inc., Class A* 405,993
852,034
Hotels, Restaurants & Leisure (2.1%):
3,434 Airbnb, Inc., Class A* 451,262
10,289 Aramark 383,883
6 Biglari Holdings, Inc., Class A* 7,650
67 Biglari Holdings, Inc., Class B* 17,037
1,126 BJ's Restaurants, Inc.* 39,562
4,525 Bloomin' Brands, Inc. 55,250
338 Booking Holdings, Inc. 1,679,326
1,059 Boyd Gaming Corp. 76,820
1,261 Brinker International, Inc.* 166,818
7,207 Caesars Entertainment, Inc.* 240,858
19,605 Carnival Corp.* 488,557
2,527 Cheesecake Factory, Inc. (The)^ 119,881
15,909 Chipotle Mexican Grill, Inc.* 959,313
1,340 Choice Hotels International, Inc.^ 190,253
2,252 Churchill Downs, Inc. 300,732
718 Cracker Barrel Old Country Store, Inc. 37,953
3,570 Darden Restaurants, Inc. 666,483
1,810 Dave & Buster's Entertainment, Inc.* 52,834
1,239 Denny's Corp.* 7,496
362 Dine Brands Global, Inc. 10,896
562 Domino's Pizza, Inc. 235,905
2,124 DoorDash, Inc., Class A* 356,301
4,152 DraftKings, Inc.* 154,454
1,288 El Pollo Loco Holdings, Inc.* 14,864
2,235 Expedia Group, Inc.* 416,448
2,093 First Watch Restaurant Group, Inc.* 38,951
4,545 Hilton Grand Vacations, Inc.* 177,028
2,507 Hilton Worldwide Holdings, Inc. 619,630
789 Hyatt Hotels Corp., Class A 123,857
323 Jack in the Box, Inc. 13,450
6,834 Krispy Kreme, Inc. 67,862
9,805 Las Vegas Sands Corp. 503,585
7,924 Life Time Group Holdings, Inc.* 175,279
1,893 Light & Wonder, Inc.* 163,517
2,378 Marriott International, Inc., Class A 663,319
1,545 Marriott Vacations Worldwide Corp. 138,741
7,242 McDonald's Corp. 2,099,383
1,328 MGM Resorts International* 46,015
341 Nathan's Famous, Inc. 26,806
10,170 Norwegian Cruise Line Holdings, Ltd.* 261,674
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
977 Papa John's International, Inc. $ 40,125
5,460 Penn Entertainment, Inc.* 108,217
2,327 Planet Fitness, Inc., Class A* 230,071
6,341 Playa Hotels & Resorts NV* 80,214
763 Potbelly Corp.* 7,187
878 Red Robin Gourmet Burgers, Inc.* 4,820
3,616 Royal Caribbean Cruises, Ltd. 834,175
693 Seaport Entertainment Group, Inc.* 19,369
1,202 Shake Shack, Inc., Class A* 156,020
11,235 Starbucks Corp. 1,025,194
4,289 Sweetgreen, Inc., Class A* 137,505
2,377 Texas Roadhouse, Inc. 428,882
2,060 Travel + Leisure Co. 103,927
1,834 United Parks & Resorts, Inc.* 103,052
1,228 Vail Resorts, Inc. 230,189
7,813 Wendy's Co. (The) 127,352
872 Wingstop, Inc. 247,822
2,673 Wyndham Hotels & Resorts, Inc. 269,412
2,917 Wynn Resorts, Ltd. 251,329
3,673 Yum! Brands, Inc. 492,770
17,147,565
Household Durables (0.9%):
906 Beazer Homes USA, Inc.* 24,879
283 Cavco Industries, Inc.* 126,283
1,560 Century Communities, Inc. 114,442
1,935 Champion Homes, Inc.* 170,474
5,003 D.R. Horton, Inc. 699,519
1,479 Dream Finders Homes, Inc., Class A* 34,416
1,530 Ethan Allen Interiors, Inc. 43,008
431 Flexsteel Industries, Inc. 23,421
3,508 Garmin, Ltd. 723,560
2,761 GoPro, Inc., Class A* 3,009
1,329 Green Brick Partners, Inc.* 75,075
996 Helen of Troy, Ltd.* 59,591
500 Hooker Furnishings Corp. 7,005
145 Hovnanian Enterprises, Inc., Class A* 19,404
1,139 Installed Building Products, Inc. 199,610
596 iRobot Corp.* 4,619
2,155 KB Home 141,627
2,050 La-Z-Boy, Inc. 89,318
6,216 Leggett & Platt, Inc. 59,674
5,042 Lennar Corp., Class A 687,578
119 Lennar Corp., Class B 15,726
963 LGI Homes, Inc.* 86,092
1,017 Lifetime Brands, Inc. 6,010
233 M/I Homes, Inc.* 30,977
187 Meritage Homes Corp. 28,764
2,174 Mohawk Industries, Inc.* 258,989
17,750 Newell Brands, Inc. 176,790
87 NVR, Inc.* 711,564
6,441 PulteGroup, Inc. 701,425
7,911 Purple Innovation, Inc.* 6,171
4,727 SharkNinja, Inc.* 460,221
4,283 Taylor Morrison Home Corp.* 262,162
4,489 Tempur Sealy International, Inc. 254,481
3,427 Toll Brothers, Inc. 431,631
1,110 TopBuild Corp.* 345,587
3,803 Tri Pointe Homes, Inc.* 137,897
320 Universal Electronics, Inc.* 3,520

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Household Durables, continued
1,621 VOXX International Corp.* $ 11,963
2,226 Whirlpool Corp. 254,832
1,732 Worthington Enterprises, Inc. 69,471
7,560,785
Household Products (0.9%):
5,034 BJ's Wholesale Club Holdings, Inc.* 449,788
2,328 Central Garden & Pet Co., Class A* 76,940
3,717 Church & Dwight Co., Inc. 389,207
2,090 Clorox Co. (The) 339,437
9,715 Colgate-Palmolive Co. 883,191
2,927 Energizer Holdings, Inc. 102,123
5,369 Kimberly-Clark Corp. 703,554
333 Oil-Dri Corp. of America 29,184
24,814 Procter & Gamble Co. (The) 4,160,067
5,846 Reynolds Consumer Products, Inc. 157,783
1,363 Spectrum Brands Holdings, Inc. 115,160
441 WD-40 Co. 107,022
7,513,456
Independent Power and Renewable Electricity Producers
(0.2%):
15,013 AES Corp. (The) 193,217
7,261 Brookfield Renewable Corp. 200,839
1,323 Clearway Energy, Inc., Class A 32,347
2,426 Clearway Energy, Inc., Class C 63,076
2,397 Ormat Technologies, Inc. 162,325
6,557 Sunnova Energy International, Inc.* 22,491
7,846 Vistra Corp. 1,081,728
1,756,023
Industrial Conglomerates (0.4%):
4,514 3M Co. 582,712
8,061 General Electric Co. 1,344,494
7,231 Honeywell International, Inc. 1,633,411
3,560,617
Insurance (3.0%):
6,488 Aflac, Inc. 671,119
4,454 Allstate Corp. (The) 858,687
2,928 American Financial Group, Inc. 400,931
12,520 American International Group, Inc. 911,456
745 AMERISAFE, Inc. 38,397
2,263 Aon plc, Class A 812,779
7,702 Arch Capital Group, Ltd. 711,280
2,482 Arthur J. Gallagher & Co. 704,516
1,816 Assurant, Inc. 387,207
2,092 Assured Guaranty, Ltd. 188,301
3,379 Axis Capital Holdings, Ltd. 299,447
1,546 Baldwin Insurance Group, Inc. (The)* 59,923
2,229 Brighthouse Financial, Inc.* 107,081
5,661 Brown & Brown, Inc. 577,535
4,311 Chubb, Ltd. 1,191,129
3,165 Cincinnati Financial Corp. 454,810
2,176 Citizens, Inc.* 8,726
895 Crawford & Co., Class A 10,346
2,354 Crawford & Co., Class B 27,377
1,631 Donegal Group, Inc., Class A 25,232
800 eHealth, Inc.* 7,520
1,144 Employers Holdings, Inc. 58,607
Shares Value
Common Stocks, continued
Insurance, continued
760 Enstar Group, Ltd.* $ 244,758
477 Erie Indemnity Co., Class A 196,634
766 Everest Group, Ltd. 277,644
1,631 F&G Annuities & Life, Inc. 67,589
6,854 Fidelity National Financial, Inc. 384,784
3,923 First American Financial Corp. 244,952
19,696 Genworth Financial, Inc.* 137,675
3,905 Globe Life, Inc. 435,486
318 Goosehead Insurance, Inc., Class A* 34,096
2,383 Greenlight Capital Re, Ltd., Class A* 33,362
1,122 Hanover Insurance Group, Inc. (The) 173,528
8,666 Hartford Financial Services Group, Inc. (The) 948,060
397 HCI Group, Inc. 46,262
387 Heritage Insurance Holdings, Inc.* 4,683
1,991 Horace Mann Educators Corp. 78,107
153 Investors Title Co. 36,224
1,185 James River Group Holdings, Ltd. 5,771
2,788 Kemper Corp. 185,235
753 Kinsale Capital Group, Inc. 350,243
6,606 Lincoln National Corp. 209,476
4,808 Loews Corp. 407,189
5,556 Maiden Holdings, Ltd.* 9,390
255 Markel Group, Inc.* 440,189
5,445 Marsh & McLennan Cos., Inc. 1,156,572
2,590 Mercury General Corp. 172,183
10,583 MetLife, Inc. 866,536
9,487 Old Republic International Corp. 343,335
2,049 Oscar Health, Inc., Class A* 27,539
906 Palomar Holdings, Inc.* 95,665
1,484 Primerica, Inc. 402,787
4,641 Principal Financial Group, Inc. 359,260
3,052 ProAssurance Corp.* 48,557
5,063 Progressive Corp. (The) 1,213,145
6,749 Prudential Financial, Inc. 799,959
2,272 Reinsurance Group of America, Inc. 485,367
1,883 RenaissanceRe Holdings, Ltd. 468,509
1,520 RLI Corp. 250,542
825 Safety Insurance Group, Inc. 67,980
2,202 Selective Insurance Group, Inc. 205,931
5,145 SiriusPoint, Ltd.* 84,327
1,533 Skyward Specialty Insurance Group, Inc.* 77,478
1,297 Stewart Information Services Corp. 87,535
1,767 Tiptree, Inc. 36,860
6,041 Travelers Cos., Inc. (The) 1,455,216
1,346 Trupanion, Inc.* 64,877
728 United Fire Group, Inc. 20,712
1,869 Universal Insurance Holdings, Inc. 39,361
5,959 Unum Group 435,186
7,910 W R Berkley Corp. 462,893
98 White Mountains Insurance Group, Ltd. 190,616
1,780 Willis Towers Watson plc 557,567
23,940,238
Interactive Media & Services (4.8%):
63,714 Alphabet, Inc., Class A 12,061,060
54,355 Alphabet, Inc., Class C 10,351,366
1,991 Bumble, Inc., Class A* 16,207
3,819 Cargurus, Inc.* 139,546
1,955 Cars.com, Inc.* 33,880
2,881 DHI Group, Inc.* 5,099

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Interactive Media & Services, continued
5,520 Match Group, Inc.* $ 180,559
26,442 Meta Platforms, Inc., Class A 15,482,056
6,514 Pinterest, Inc., Class A* 188,906
1,563 QuinStreet, Inc.* 36,058
764 Shutterstock, Inc. 23,187
17,934 Snap, Inc., Class A* 193,149
1,344 Travelzoo* 26,813
2,345 TripAdvisor, Inc.* 34,636
2,857 TrueCar, Inc.* 10,657
4,440 Vimeo, Inc.* 28,416
1,315 Yelp, Inc.* 50,891
664 Zedge, Inc., Class B* 1,786
830 Ziff Davis, Inc.* 45,102
11,621 ZoomInfo Technologies, Inc.* 122,137
39,031,511
IT Services (1.3%):
7,098 Accenture plc, Class A 2,497,006
3,160 Akamai Technologies, Inc.* 302,254
3,880 Amdocs, Ltd. 330,343
1,701 Cloudflare, Inc., Class A* 183,164
9,176 Cognizant Technology Solutions Corp., Class A 705,634
2,715 DigitalOcean Holdings, Inc.* 92,500
8,410 DXC Technology Co.* 168,032
943 EPAM Systems, Inc.* 220,492
4,318 Fastly, Inc., Class A* 40,762
1,303 Gartner, Inc.* 631,264
1,343 Globant SA* 287,966
2,317 GoDaddy, Inc., Class A* 457,306
2,548 Grid Dynamics Holdings, Inc.* 56,668
1,357 Hackett Group, Inc. (The) 41,687
11,833 International Business Machines Corp. 2,601,248
9,318 Kyndryl Holdings, Inc.* 322,403
565 MongoDB, Inc.* 131,538
2,605 Okta, Inc.* 205,274
2,010 Snowflake, Inc., Class A* 310,364
5,172 Twilio, Inc., Class A* 558,990
2,221 Unisys Corp.* 14,059
1,690 VeriSign, Inc.* 349,762
10,508,716
Leisure Products (0.2%):
2,293 Acushnet Holdings Corp. 162,986
895 American Outdoor Brands, Inc.* 13,640
3,051 Brunswick Corp. 197,339
2,100 Clarus Corp. 9,471
658 Escalade, Inc. 9,396
1,267 Funko, Inc., Class A* 16,965
5,388 Hasbro, Inc. 301,243
303 Johnson Outdoors, Inc., Class A 9,999
931 Malibu Boats, Inc., Class A* 34,996
662 Marine Products Corp. 6,071
451 MasterCraft Boat Holdings, Inc.* 8,601
13,256 Mattel, Inc.* 235,029
2,286 Polaris, Inc. 131,719
2,990 Revelyst, Inc.* 57,498
1,410 Smith & Wesson Brands, Inc. 14,248
4,498 Topgolf Callaway Brands Corp.* 35,354
Shares Value
Common Stocks, continued
Leisure Products, continued
3,466 YETI Holdings, Inc.* $ 133,476
1,378,031
Life Sciences Tools & Services (1.1%):
237 10X Genomics, Inc., Class A* 3,403
6,251 Adaptive Biotechnologies Corp.* 37,475
4,073 Agilent Technologies, Inc. 547,167
12,039 Avantor, Inc.* 253,662
1,687 Azenta, Inc.* 84,350
1,634 BioLife Solutions, Inc.* 42,419
733 Bio-Rad Laboratories, Inc., Class A* 240,798
4,783 Bio-Techne Corp. 344,520
4,799 Bruker Corp. 281,317
1,625 Charles River Laboratories International, Inc.* 299,975
2,030 CryoPort, Inc.* 15,793
5,151 Danaher Corp. 1,182,412
2,171 Fortrea Holdings, Inc.* 40,489
1,979 Harvard Bioscience, Inc.* 4,176
1,981 Illumina, Inc.* 264,721
4,424 IQVIA Holdings, Inc.* 869,360
4,035 Maravai LifeSciences Holdings, Inc., Class A* 21,991
931 Medpace Holdings, Inc.* 309,306
125 Mesa Laboratories, Inc. 16,484
228 Mettler-Toledo International, Inc.* 278,999
1,666 OmniAb, Inc.* 5,898
10,633 Pacific Biosciences of California, Inc.*^ 19,458
453 Quanterix Corp.* 4,815
1,459 Repligen Corp.* 210,008
3,870 Revvity, Inc. 431,931
10,834 Sotera Health Co.* 148,209
4,051 Thermo Fisher Scientific, Inc. 2,107,452
1,049 Waters Corp.* 389,158
920 West Pharmaceutical Services, Inc. 301,355
8,757,101
Machinery (2.5%):
7,267 3D Systems Corp.* 23,836
3,368 AGCO Corp. 314,841
463 Alamo Group, Inc. 86,076
935 Albany International Corp. 74,772
3,753 Allison Transmission Holdings, Inc. 405,549
1,018 Astec Industries, Inc. 34,205
2,323 Barnes Group, Inc. 109,785
837 Blue Bird Corp.* 32,333
6,239 Caterpillar, Inc. 2,263,260
1,433 Chart Industries, Inc.* 273,474
3,817 CNH Industrial NV 43,247
504 Columbus McKinnon Corp. 18,769
707 Commercial Vehicle Group, Inc.* 1,753
1,669 Crane Co. 253,271
2,479 Cummins, Inc. 864,179
4,641 Deere & Co. 1,966,392
3,969 Donaldson Co., Inc. 267,312
471 Douglas Dynamics, Inc. 11,130
2,635 Dover Corp. 494,326
475 Energy Recovery, Inc.* 6,982
2,279 Enerpac Tool Group Corp. 93,644
697 Enpro, Inc. 120,198
1,850 Esab Corp. 221,889
864 ESCO Technologies, Inc. 115,093

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Machinery, continued
1,959 Federal Signal Corp. $ 180,992
4,041 Flowserve Corp. 232,438
6,191 Fortive Corp. 464,325
1,334 Franklin Electric Co., Inc. 129,998
11,008 Gates Industrial Corp. plc* 226,435
889 Gencor Industries, Inc.* 15,691
606 Gorman-Rupp Co. (The) 22,980
3,553 Graco, Inc. 299,482
1,381 Greenbrier Cos., Inc. (The) 84,227
650 Helios Technologies, Inc. 29,016
2,088 Hillenbrand, Inc. 64,269
4,909 Hillman Solutions Corp.* 47,814
490 Hurco Cos., Inc. 9,452
896 Hyster-Yale, Inc. 45,633
1,133 IDEX Corp. 237,126
4,180 Illinois Tool Works, Inc. 1,059,881
6,423 Ingersoll Rand, Inc. 581,025
2,882 ITT, Inc. 411,780
1,294 JBT Marel Corp. 164,467
363 Kadant, Inc. 125,231
3,829 Kennametal, Inc. 91,973
787 L.B. Foster Co., Class A* 21,170
1,212 Lincoln Electric Holdings, Inc. 227,214
221 Lindsay Corp. 26,146
1,300 Luxfer Holdings plc 17,017
1,213 Manitex International, Inc.* 7,035
2,529 Manitowoc Co., Inc. (The)* 23,090
1,979 Middleby Corp. (The)* 268,056
285 Miller Industries, Inc. 18,628
4,141 Mueller Industries, Inc. 328,630
5,948 Mueller Water Products, Inc., Class A 133,830
1,258 NN, Inc.* 4,114
864 Nordson Corp. 180,783
158 Omega Flex, Inc. 6,631
2,234 Oshkosh Corp. 212,386
5,382 Otis Worldwide Corp. 498,427
7,466 PACCAR, Inc. 776,613
1,558 Parker-Hannifin Corp. 990,935
1,058 Park-Ohio Holdings Corp. 27,794
5,528 Pentair plc 556,338
1,150 Proto Labs, Inc.* 44,953
847 RBC Bearings, Inc.* 253,372
2,340 REV Group, Inc. 74,576
612 Shyft Group, Inc. (The) 7,185
745 Snap-on, Inc. 252,913
1,595 SPX Technologies, Inc.* 232,104
580 Standex International Corp. 108,454
3,210 Stanley Black & Decker, Inc. 257,731
1,047 Symbotic, Inc.* 24,824
537 Tennant Co. 43,782
3,793 Terex Corp. 175,312
2,511 Timken Co. (The) 179,210
3,046 Titan International, Inc.* 20,682
3,387 Toro Co. (The) 271,299
3,637 Trinity Industries, Inc. 127,659
1,855 Wabash National Corp. 31,776
858 Watts Water Technologies, Inc., Class A 174,431
3,002 Westinghouse Air Brake Technologies Corp. 569,149
Shares Value
Common Stocks, continued
Machinery, continued
4,017 Xylem, Inc. $ 466,052
20,260,852
Marine Transportation (0.1%):
3,979 Costamare, Inc. 51,130
1,300 Genco Shipping & Trading, Ltd. 18,122
2,234 Kirby Corp.* 236,357
1,337 Matson, Inc. 180,281
485,890
Media (1.0%):
9,653 Advantage Solutions, Inc.* 28,187
1,413 AMC Networks, Inc., Class A* 13,989
1,200 Boston Omaha Corp., Class A* 17,016
287 Cable One, Inc. 103,928
2,784 Charter Communications, Inc., Class A* 954,272
86,708 Comcast Corp., Class A 3,254,151
4,792 Entravision Communications Corp., Class A 11,261
2,931 EW Scripps Co. (The), Class A* 6,478
4,922 Fox Corp., Class A 239,111
4,178 Fox Corp., Class B 191,102
7,573 Gannett Co., Inc.* 38,319
7,536 Integral Ad Science Holding Corp.* 78,676
16,206 Interpublic Group of Cos., Inc. (The) 454,092
1,162 John Wiley & Sons, Inc., Class A 50,791
192 John Wiley & Sons, Inc., Class B 8,371
334 Liberty Broadband Corp., Class A* 24,836
4,052 Liberty Broadband Corp., Class C* 302,928
3,830 Magnite, Inc.* 60,974
131 Marchex, Inc., Class B* 229
5,563 New York Times Co. (The), Class A 289,554
8,473 News Corp., Class A 233,346
3,669 News Corp., Class B 111,648
1,701 Nexstar Media Group, Inc. 268,707
5,664 Omnicom Group, Inc. 487,331
445 Paramount Global, Class A^ 9,923
20,834 Paramount Global, Class B 217,924
1,353 Scholastic Corp. 28,859
1,768 Sinclair, Inc. 28,536
4,755 Stagwell, Inc.* 31,288
1,890 TechTarget, Inc.* 37,460
7,839 TEGNA, Inc. 143,375
1,103 Thryv Holdings, Inc.* 16,324
3,029 Trade Desk, Inc. (The), Class A* 355,998
5,104 WideOpenWest, Inc.* 25,316
8,124,300
Metals & Mining (0.7%):
6,731 Alcoa Corp. 254,297
622 Alpha Metallurgical Resources, Inc.* 124,475
799 Ampco-Pittsburgh Corp.* 1,670
681 Arch Resources, Inc. 96,171
759 Ascent Industries Co.* 8,486
4,709 ATI, Inc.* 259,183
1,638 Carpenter Technology Corp. 277,985
3,215 Century Aluminum Co.* 58,577
17,443 Cleveland-Cliffs, Inc.* 163,964
18,225 Coeur Mining, Inc.* 104,247
4,643 Commercial Metals Co. 230,293
2,118 Compass Minerals International, Inc. 23,828

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Metals & Mining, continued
7,664 Ferroglobe plc $ 29,123
841 Fortitude Gold Corp. 4,146
18,281 Freeport-McMoRan, Inc. 696,141
22,580 Hecla Mining Co. 110,868
689 Kaiser Aluminum Corp. 48,416
794 Materion Corp. 78,511
1,230 McEwen Mining, Inc.* 9,569
2,052 Metallus, Inc.* 28,995
6,286 MP Materials Corp.*^ 98,062
14,077 Newmont Corp. 523,946
4,772 Nucor Corp. 556,940
700 Olympic Steel, Inc. 22,967
1,365 Radius Recycling, Inc. 20,775
41 Ramaco Resources, Inc. 405
3,009 Ramaco Resources, Inc., Class A 30,872
1,315 Reliance, Inc. 354,077
2,355 Royal Gold, Inc. 310,507
1,264 Southern Copper Corp. 115,188
4,177 Steel Dynamics, Inc. 476,470
3,673 SunCoke Energy, Inc. 39,301
1,070 Tredegar Corp.* 8,218
8,056 United States Steel Corp. 273,824
548 Universal Stainless & Alloy Products, Inc.* 24,128
2,297 Warrior Met Coal, Inc. 124,589
1,732 Worthington Steel, Inc. 55,112
5,644,326
Multi-Utilities (0.6%):
3,552 Ameren Corp. 316,625
2,650 Avista Corp. 97,070
1,766 Black Hills Corp. 103,346
9,408 CenterPoint Energy, Inc. 298,516
4,376 CMS Energy Corp. 291,660
4,676 Consolidated Edison, Inc. 417,239
9,461 Dominion Energy, Inc. 509,569
2,701 DTE Energy Co. 326,146
8,905 NiSource, Inc. 327,348
1,876 Northwestern Energy Group, Inc. 100,291
6,702 Public Service Enterprise Group, Inc. 566,252
8,554 Sempra 750,357
305 Unitil Corp. 16,528
4,339 WEC Energy Group, Inc. 408,040
4,528,987
Oil, Gas & Consumable Fuels (4.0%):
332 Adams Resources & Energy, Inc. 12,533
16,145 Antero Midstream Corp. 243,628
9,749 Antero Resources Corp.* 341,702
8,630 APA Corp. 199,267
1,287 Ardmore Shipping Corp. 15,637
6,491 Berry Corp. 26,808
3,005 California Resources Corp. 155,929
600 Centrus Energy Corp., Class A* 39,966
3,861 Cheniere Energy, Inc. 829,613
25,729 Chevron Corp. 3,726,588
1,032 Chord Energy Corp. 120,661
7,534 Clean Energy Fuels Corp.* 18,910
6,477 CNX Resources Corp.* 237,512
12,107 Comstock Resources, Inc.*^ 220,590
24,405 ConocoPhillips 2,420,244
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,563 CONSOL Energy, Inc. $ 166,741
22,589 Coterra Energy, Inc. 576,923
6,537 CVR Energy, Inc. 122,503
3,077 Delek US Holdings, Inc. 56,924
27,546 Devon Energy Corp. 901,581
8,048 DHT Holdings, Inc. 74,766
5,237 Diamondback Energy, Inc. 857,978
1,758 Dorian LPG, Ltd. 42,842
3,446 DT Midstream, Inc. 342,636
15,353 EnLink Midstream LLC 217,245
11,018 EOG Resources, Inc. 1,350,586
11,132 EQT Corp. 513,297
9,674 Expand Energy Corp. 963,047
62,505 Exxon Mobil Corp. 6,723,663
3,222 FutureFuel Corp. 17,044
3,367 Green Plains, Inc.* 31,919
845 Gulfport Energy Corp.* 155,649
5,933 Hess Corp. 789,148
6,317 HF Sinclair Corp. 221,411
2,789 International Seaways, Inc. 100,237
29,966 Kinder Morgan, Inc. 821,068
1,205 Kinetik Holdings, Inc. 68,336
25,708 Kosmos Energy, Ltd.* 87,921
9,480 Magnolia Oil & Gas Corp., Class A 221,642
7,358 Marathon Petroleum Corp. 1,026,441
6,327 Matador Resources Co. 355,957
4,164 Murphy Oil Corp. 126,003
6,319 New Fortress Energy, Inc.^ 95,543
4,784 Nordic American Tankers, Ltd. 11,960
5,624 Northern Oil & Gas, Inc. 208,988
12,594 Occidental Petroleum Corp. 622,270
7,014 ONEOK, Inc. 704,206
13,008 Ovintiv, Inc. 526,824
2,100 Par Pacific Holdings, Inc.* 34,419
3,997 PBF Energy, Inc., Class A 106,120
3,867 Peabody Energy Corp. 80,975
10,904 Permian Resources Corp. 156,800
7,465 Phillips 66 850,487
1,401 PHX Minerals, Inc. 5,604
6 PrimeEnergy Resources Corp.* 1,318
9,389 Range Resources Corp. 337,816
1,122 REX American Resources Corp.* 46,776
2,236 Scorpio Tankers, Inc. 111,107
4,935 SFL Corp., Ltd. 50,436
1,508 Sitio Royalties Corp., Class A 28,923
5,843 SM Energy Co. 226,475
3,310 Talos Energy, Inc.* 32,140
3,820 Targa Resources Corp. 681,870
6,407 Teekay Corp., Ltd. 44,401
1,279 Teekay Tankers, Ltd. 50,891
313 Texas Pacific Land Corp. 346,165
11,569 Uranium Energy Corp.* 77,397
6,929 VAALCO Energy, Inc. 30,280
6,602 Valero Energy Corp. 809,339
794 Vital Energy, Inc.* 24,550
622 Vitesse Energy, Inc. 15,550
9,330 W&T Offshore, Inc. 15,488
14,230 Williams Cos., Inc. (The) 770,128

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
2,201 World Kinect Corp. $ 60,550
32,708,892
Paper & Forest Products (0.1%):
545 Clearwater Paper Corp.* 16,225
2,969 Louisiana-Pacific Corp. 307,440
1,861 Magnera Corp.* 33,814
3,875 Mercer International, Inc. 25,187
2,050 Sylvamo Corp. 161,991
544,657
Passenger Airlines (0.5%):
5,060 Alaska Air Group, Inc.* 327,635
639 Allegiant Travel Co. 60,143
17,552 American Airlines Group, Inc.* 305,931
1,750 Copa Holdings SA, Class A 153,790
21,807 Delta Air Lines, Inc. 1,319,324
2,340 Frontier Group Holdings, Inc.* 16,638
15,406 JetBlue Airways Corp.* 121,091
1,602 SkyWest, Inc.* 160,408
11,510 Southwest Airlines Co. 386,966
2,740 Sun Country Airlines Holdings, Inc.* 39,949
13,099 United Airlines Holdings, Inc.* 1,271,913
4,163,788
Personal Care Products (0.2%):
3,523 BellRing Brands, Inc.* 265,423
25,724 Coty, Inc., Class A* 179,039
1,940 Edgewell Personal Care Co. 65,184
2,038 Estee Lauder Cos., Inc. (The) 152,809
2,298 Herbalife, Ltd.* 15,374
871 Interparfums, Inc. 114,545
35,566 Kenvue, Inc. 759,334
654 Medifast, Inc.* 11,524
1,236 Nature's Sunshine Products, Inc.* 18,120
1,616 Nu Skin Enterprises, Inc., Class A 11,134
340 United-Guardian, Inc. 3,281
645 USANA Health Sciences, Inc.* 23,149
1,618,916
Pharmaceuticals (2.7%):
2,030 Aclaris Therapeutics, Inc.* 5,035
7,684 Amneal Pharmaceuticals, Inc.* 60,857
1,017 Amphastar Pharmaceuticals, Inc.* 37,761
900 ANI Pharmaceuticals, Inc.* 49,752
379 Assertio Holdings, Inc.* 330
39,731 Bristol-Myers Squibb Co. 2,247,185
1,180 Collegium Pharmaceutical, Inc.* 33,807
3,365 Corcept Therapeutics, Inc.* 169,562
1,468 Cumberland Pharmaceuticals, Inc.*^ 3,479
17,823 Elanco Animal Health, Inc.* 215,837
9,445 Eli Lilly & Co. 7,291,540
2,317 Harmony Biosciences Holdings, Inc.* 79,728
3,292 Innoviva, Inc.* 57,116
2,297 Jazz Pharmaceuticals plc* 282,876
29,211 Johnson & Johnson 4,224,495
640 Ligand Pharmaceuticals, Inc.* 68,576
32,969 Merck & Co., Inc. 3,279,756
3,567 Nektar Therapeutics* 3,317
6,919 Organon & Co. 103,232
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
1,467 Pacira BioSciences, Inc.* $ 27,638
4,791 Perrigo Co plc 123,177
61,562 Pfizer, Inc. 1,633,240
793 Phibro Animal Health Corp., Class A 16,653
2,307 Pliant Therapeutics, Inc.* 30,383
2,176 Prestige Consumer Healthcare, Inc.* 169,924
8,845 Royalty Pharma plc, Class A 225,636
2,134 SIGA Technologies, Inc. 12,825
2,489 Supernus Pharmaceuticals, Inc.* 90,002
22,924 Viatris, Inc. 285,404
4,981 Zoetis, Inc. 811,554
21,640,677
Professional Services (1.4%):
16,879 Alight, Inc., Class A 116,803
2,389 Amentum Holdings, Inc.* 50,241
1,606 ASGN, Inc.* 133,844
5,224 Automatic Data Processing, Inc. 1,529,221
1,376 Barrett Business Services, Inc. 59,773
2,627 Booz Allen Hamilton Holding Corp. 338,095
1,990 Broadridge Financial Solutions, Inc. 449,919
758 CACI International, Inc., Class A* 306,277
2,091 CBIZ, Inc.* 171,107
24,288 Clarivate plc* 123,383
6,347 Conduent, Inc.* 25,642
387 CRA International, Inc. 72,446
1,657 CSG Systems International, Inc. 84,689
4,568 Dayforce, Inc.* 331,820
16,906 Dun & Bradstreet Holdings, Inc. 210,649
1,973 Equifax, Inc. 502,819
4,804 ExlService Holdings, Inc.* 213,201
1,482 Exponent, Inc. 132,046
5,623 First Advantage Corp.* 105,319
825 Forrester Research, Inc.* 12,928
901 FTI Consulting, Inc.* 172,208
6,168 Genpact, Ltd. 264,916
421 Heidrick & Struggles International, Inc. 18,654
660 Huron Consulting Group, Inc.* 82,012
600 ICF International, Inc. 71,526
614 Insperity, Inc. 47,591
2,389 Jacobs Solutions, Inc. 319,218
5,145 KBR, Inc. 298,050
1,042 Kelly Services, Inc., Class A 14,525
720 Kforce, Inc. 40,824
2,097 Korn Ferry 141,443
3,343 Legalzoom.com, Inc.* 25,106
2,680 Leidos Holdings, Inc. 386,081
1,553 ManpowerGroup, Inc. 89,639
2,143 Maximus, Inc. 159,975
659 Mistras Group, Inc.* 5,971
2,391 NV5 Global, Inc.* 45,046
3,829 Parsons Corp.* 353,225
6,136 Paychex, Inc. 860,390
1,967 Paycom Software, Inc. 403,176
5,986 Paycor HCM, Inc.* 111,160
1,676 Paylocity Holding Corp.* 334,312
2,125 Resources Connection, Inc. 18,126
2,612 Robert Half, Inc. 184,042
1,807 Science Applications International Corp. 201,986
5,295 SS&C Technologies Holdings, Inc. 401,255

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Professional Services, continued
3,692 TransUnion $ 342,285
1,196 TriNet Group, Inc. 108,561
1,029 TrueBlue, Inc.* 8,644
2,127 TTEC Holdings, Inc. 10,614
3,454 Upwork, Inc.* 56,473
2,359 Verisk Analytics, Inc. 649,739
6,760 Verra Mobility Corp.* 163,457
633 Willdan Group, Inc.* 24,111
11,384,563
Real Estate Management & Development (0.4%):
3,814 Anywhere Real Estate, Inc.* 12,586
5,567 CBRE Group, Inc., Class A* 730,891
6,525 CoStar Group, Inc.* 467,125
10,747 Cushman & Wakefield plc* 140,571
4,739 DigitalBridge Group, Inc. 53,456
1,626 Douglas Elliman, Inc.* 2,715
1,163 eXp World Holdings, Inc. 13,386
2,407 Forestar Group, Inc.* 62,389
464 FRP Holdings, Inc.* 14,212
2,253 Howard Hughes Holdings, Inc.* 173,301
1,626 Jones Lang LaSalle, Inc.* 411,606
6,375 Kennedy-Wilson Holdings, Inc. 63,686
2,147 Marcus & Millichap, Inc. 82,144
6,083 Newmark Group, Inc., Class A 77,923
21,891 Opendoor Technologies, Inc.* 35,026
997 Rafael Holdings, Inc., Class B* 1,645
910 RE/MAX Holdings, Inc.* 9,710
357 RMR Group, Inc. (The), Class A 7,369
1,857 St. Joe Co. (The) 83,435
1,447 Tejon Ranch Co.* 23,007
1,463 Zillow Group, Inc., Class A* 103,654
5,766 Zillow Group, Inc., Class C* 426,972
2,996,809
Semiconductors & Semiconductor Equipment (9.1%):
12,696 Advanced Micro Devices, Inc.* 1,533,550
3,849 Allegro MicroSystems, Inc.* 84,139
1,120 Alpha & Omega Semiconductor, Ltd.* 41,474
392 Ambarella, Inc.* 28,514
7,938 Amkor Technology, Inc. 203,927
4,064 Analog Devices, Inc. 863,437
9,622 Applied Materials, Inc. 1,564,826
815 Axcelis Technologies, Inc.* 56,944
29,919 Broadcom, Inc. 6,936,421
437 CEVA, Inc.* 13,787
1,913 Cirrus Logic, Inc.* 190,497
808 Cohu, Inc.* 21,574
1,151 Diodes, Inc.* 70,982
2,467 Enphase Energy, Inc.* 169,434
1,826 Entegris, Inc. 180,884
2,070 First Solar, Inc.* 364,817
2,461 FormFactor, Inc.* 108,284
3,269 GLOBALFOUNDRIES, Inc.*^ 140,273
1,314 GSI Technology, Inc.* 3,981
948 Ichor Holdings, Ltd.* 30,545
48,383 Intel Corp. 970,079
1,947 KLA Corp. 1,226,844
1,328 Kulicke & Soffa Industries, Inc. 61,964
14,421 Lam Research Corp. 1,041,629
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
4,303 Lattice Semiconductor Corp.* $ 243,765
1,616 MACOM Technology Solutions Holdings, Inc.* 209,935
6,143 Marvell Technology, Inc. 678,494
10,256 Microchip Technology, Inc. 588,182
8,687 Micron Technology, Inc. 731,098
1,958 MKS Instruments, Inc. 204,396
501 Monolithic Power Systems, Inc. 296,442
150 NVE Corp. 12,214
351,658 NVIDIA Corp. 47,224,152
5,112 NXP Semiconductors NV 1,062,529
11,714 ON Semiconductor Corp.* 738,568
1,624 Onto Innovation, Inc.* 270,672
1,438 PDF Solutions, Inc.* 38,941
1,050 Penguin Solutions, Inc.* 20,149
1,058 Photronics, Inc.* 24,926
1,089 Power Integrations, Inc. 67,191
2,911 Qorvo, Inc.* 203,566
13,025 QUALCOMM, Inc. 2,000,900
3,022 Rambus, Inc.* 159,743
599 Silicon Laboratories, Inc.* 74,408
504 SiTime Corp.* 108,123
3,163 Skyworks Solutions, Inc. 280,495
2,213 SolarEdge Technologies, Inc.* 30,097
1,275 Synaptics, Inc.* 97,308
2,246 Teradyne, Inc. 282,816
9,950 Texas Instruments, Inc. 1,865,724
1,851 Ultra Clean Holdings, Inc.* 66,543
1,147 Universal Display Corp. 167,691
1,442 Veeco Instruments, Inc.* 38,646
1,807 Wolfspeed, Inc.* 12,035
73,708,555
Software (7.6%):
2,814 A10 Networks, Inc. 51,778
3,545 ACI Worldwide, Inc.* 184,021
4,656 Adeia, Inc. 65,091
5,009 Adobe, Inc.* 2,227,402
1,449 Alarm.com Holdings, Inc.* 88,099
1,734 Alkami Technology, Inc.* 63,603
1,210 ANSYS, Inc.* 408,169
179 Appfolio, Inc., Class A* 44,163
4,586 AppLovin Corp., Class A* 1,485,084
868 Aspen Technology, Inc.* 216,679
596 Atlassian Corp., Class A* 145,055
2,195 Autodesk, Inc.* 648,776
2,272 Aware, Inc.* 4,430
3,426 Bentley Systems, Inc., Class B 159,994
3,366 BILL Holdings, Inc.* 285,134
1,458 Blackbaud, Inc.* 107,775
1,716 BlackLine, Inc.* 104,264
4,589 Box, Inc., Class A* 145,012
2,097 Cadence Design Systems, Inc.* 630,065
16,691 CCC Intelligent Solutions Holdings, Inc.* 195,785
2,772 Cerence, Inc.* 21,760
352 Commvault Systems, Inc.* 53,120
491 Consensus Cloud Solutions, Inc.* 11,715
1,915 Corpay, Inc.* 648,074
955 Crowdstrike Holdings, Inc., Class A* 326,763
1,860 Datadog, Inc., Class A* 265,775
4,872 Digital Turbine, Inc.* 8,234

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Software, continued
2,623 DocuSign, Inc.* $ 235,913
1,250 Dolby Laboratories, Inc., Class A 97,625
3,378 DoubleVerify Holdings, Inc.* 64,891
4,948 Dropbox, Inc., Class A* 148,638
2,740 Dynatrace, Inc.* 148,919
14,406 E2open Parent Holdings, Inc.* 38,320
1,768 Elastic NV* 175,173
348 Fair Isaac Corp.* 692,844
1,378 Five9, Inc.* 56,002
8,422 Fortinet, Inc.* 795,711
3,553 Freshworks, Inc., Class A* 57,452
19,639 Gen Digital, Inc. 537,716
1,595 Guidewire Software, Inc.* 268,885
2,407 HashiCorp, Inc., Class A* 82,344
339 HubSpot, Inc.* 236,205
3,339 Informatica, Inc., Class A* 86,580
1,553 Intapp, Inc.* 99,532
990 InterDigital, Inc. 191,783
2,218 Intuit, Inc. 1,394,013
3,554 Jamf Holding Corp.* 49,934
2,920 JFrog, Ltd.* 85,877
1,463 LiveRamp Holdings, Inc.* 44,431
1,009 Logility Supply Chain Solutions, Inc. 11,180
1,121 Manhattan Associates, Inc.* 302,939
9,761 Matterport, Inc.* 46,267
2,281 Meridianlink, Inc.* 47,103
78,762 Microsoft Corp. 33,198,183
4,817 N-able, Inc.* 44,991
3,925 nCino, Inc.* 131,802
7,631 NCR Voyix Corp.* 105,613
3,897 Nutanix, Inc., Class A* 238,418
3,994 Olo, Inc., Class A* 30,674
879 OneSpan, Inc.* 16,297
21,967 Oracle Corp. 3,660,581
8,088 Palantir Technologies, Inc., Class A* 611,695
4,798 Palo Alto Networks, Inc.* 873,044
2,735 Pegasystems, Inc. 254,902
2,737 Procore Technologies, Inc.* 205,083
1,843 Progress Software Corp. 120,071
1,556 PTC, Inc.* 286,102
877 Q2 Holdings, Inc.* 88,270
1,044 Qualys, Inc.* 146,390
923 Roper Technologies, Inc. 479,822
7,310 Salesforce, Inc. 2,443,952
1,627 Samsara, Inc., Class A* 71,084
1,200 Sapiens International Corp. NV 32,244
6,535 SentinelOne, Inc., Class A* 145,077
856 ServiceNow, Inc.* 907,463
5,655 SolarWinds Corp. 80,584
3,394 Sprinklr, Inc., Class A* 28,679
577 SPS Commerce, Inc.* 106,162
254 Synchronoss Technologies, Inc.* 2,438
1,135 Synopsys, Inc.* 550,884
2,249 Teradata Corp.* 70,056
534 Tyler Technologies, Inc.* 307,926
10,634 UiPath, Inc., Class A* 135,158
12,260 Unity Software, Inc.* 275,482
1,628 Verint Systems, Inc.* 44,689
1,088 Vertex, Inc., Class A* 58,045
Shares Value
Common Stocks, continued
Software, continued
1,380 Workday, Inc., Class A* $ 356,081
1,862 Xperi, Inc.* 19,123
4,882 Zoom Communications, Inc.* 398,420
1,058 Zscaler, Inc.* 190,874
61,308,456
Specialty Retail (2.5%):
893 1-800-Flowers.com, Inc., Class A* 7,296
2,382 Abercrombie & Fitch Co.* 356,038
3,539 Academy Sports & Outdoors, Inc. 203,599
2,780 Advance Auto Parts, Inc. 131,466
8,443 American Eagle Outfitters, Inc. 140,745
200 America's Car-Mart, Inc.* 10,250
793 Asbury Automotive Group, Inc.* 192,723
1,971 AutoNation, Inc.* 334,755
199 AutoZone, Inc.* 637,198
4,968 Bath & Body Works, Inc. 192,609
6,162 Best Buy Co., Inc. 528,700
1,432 Beyond, Inc.* 7,060
1,657 Big 5 Sporting Goods Corp. 2,966
969 Boot Barn Holdings, Inc.* 147,114
2,908 Buckle, Inc. (The) 147,755
583 Build-A-Bear Workshop, Inc. 26,841
1,878 Burlington Stores, Inc.* 535,343
2,280 Caleres, Inc. 52,805
1,672 Camping World Holdings, Inc., Class A 35,246
4,550 CarMax, Inc.* 372,008
1,830 Carvana Co.* 372,149
1,987 Cato Corp. (The), Class A^ 7,749
1,979 Chewy, Inc., Class A* 66,277
566 Citi Trends, Inc.* 14,857
3,425 Designer Brands, Inc., Class A 18,289
3,630 Destination XL Group, Inc.* 9,765
2,689 Dick's Sporting Goods, Inc. 615,351
2,001 Five Below, Inc.* 210,025
3,104 Floor & Decor Holdings, Inc., Class A* 309,469
2,110 Foot Locker, Inc.* 45,914
17,053 Gap, Inc. (The) 402,962
435 Genesco, Inc.* 18,596
580 Group 1 Automotive, Inc. 244,458
2,846 Guess?, Inc.^ 40,015
583 Haverty Furniture Cos., Inc. 12,978
12,028 Home Depot, Inc. (The) 4,678,772
1,642 Lands' End, Inc.* 21,576
7,985 Leslie's, Inc.* 17,807
1,108 Lithia Motors, Inc. 396,032
5,947 Lowe's Cos., Inc. 1,467,720
527 MarineMax, Inc.* 15,257
1,792 Monro, Inc. 44,442
692 Murphy USA, Inc. 347,211
1,294 National Vision Holdings, Inc.* 13,483
1,411 ODP Corp. (The)* 32,086
583 O'Reilly Automotive, Inc.* 691,321
1,890 Penske Automotive Group, Inc. 288,112
11,500 Petco Health & Wellness Co., Inc.* 43,815
588 PetMed Express, Inc.* 2,834
1,458 Revolve Group, Inc.* 48,828
557 RH* 219,230
6,400 Ross Stores, Inc. 968,128
6,562 Sally Beauty Holdings, Inc.* 68,573

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Specialty Retail, continued
1,200 Shoe Carnival, Inc. $ 39,696
2,488 Signet Jewelers, Ltd. 200,806
472 Sleep Number Corp.* 7,193
844 Sonic Automotive, Inc., Class A 53,467
1,606 Sportsman's Warehouse Holdings, Inc.* 4,288
4,730 Stitch Fix, Inc., Class A* 20,386
854 Tilly's, Inc., Class A* 3,629
13,231 TJX Cos., Inc. (The) 1,598,437
9,504 Tractor Supply Co. 504,282
1,173 Ulta Beauty, Inc.* 510,173
2,049 Upbound Group, Inc. 59,769
3,706 Urban Outfitters, Inc.* 203,385
3,215 Valvoline, Inc.* 116,319
2,782 Victoria's Secret & Co.* 115,230
3,156 Warby Parker, Inc., Class A* 76,407
3,186 Williams-Sonoma, Inc. 589,983
75 Winmark Corp. 29,480
729 Zumiez, Inc.* 13,975
19,963,503
Technology Hardware, Storage & Peripherals (6.1%):
184,242 Apple, Inc. 46,137,882
728 AstroNova, Inc.* 8,743
2,960 Corsair Gaming, Inc.* 19,566
3,205 Dell Technologies, Inc., Class C 369,344
1,231 Diebold Nixdorf, Inc.* 52,982
27,294 Hewlett Packard Enterprise Co. 582,727
12,575 HP, Inc. 410,322
3,532 NetApp, Inc. 409,995
3,329 Pure Storage, Inc., Class A* 204,501
2,924 Seagate Technology Holdings plc 252,370
3,380 Stratasys, Ltd.* 30,048
6,642 Western Digital Corp.* 396,063
8,831 Xerox Holdings Corp. 74,445
48,948,988
Textiles, Apparel & Luxury Goods (0.7%):
4,965 Capri Holdings, Ltd.* 104,563
1,436 Carter's, Inc. 77,817
2,187 Columbia Sportswear Co. 183,555
2,586 Crocs, Inc.* 283,244
810 Culp, Inc.* 4,755
2,467 Deckers Outdoor Corp.* 501,023
8,476 Figs, Inc., Class A* 52,466
1,494 Fossil Group, Inc.* 2,495
1,294 G-III Apparel Group, Ltd.* 42,210
16,912 Hanesbrands, Inc.* 137,664
1,895 Kontoor Brands, Inc. 161,852
2,925 Levi Strauss & Co., Class A 50,602
1,821 Lululemon Athletica, Inc.* 696,369
1,088 Movado Group, Inc. 21,412
15,329 NIKE, Inc., Class B 1,159,945
469 Oxford Industries, Inc. 36,948
1,883 PVH Corp. 199,127
1,822 Ralph Lauren Corp. 420,845
570 Rocky Brands, Inc. 12,996
4,932 Skechers USA, Inc., Class A* 331,628
2,673 Steven Madden, Ltd. 113,656
700 Superior Group of Cos., Inc. 11,571
9,781 Tapestry, Inc. 638,993
Shares Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
6,570 Under Armour, Inc., Class A* $ 54,399
10,541 Under Armour, Inc., Class C* 78,636
1,027 Unifi, Inc.* 6,419
802 Vera Bradley, Inc.* 3,152
20,863 VF Corp. 447,720
623 Wolverine World Wide, Inc. 13,831
5,849,893
Tobacco (0.3%):
16,807 Altria Group, Inc. 878,838
15,666 Philip Morris International, Inc. 1,885,403
947 Universal Corp. 51,934
2,816,175
Trading Companies & Distributors (0.9%):
5,015 Air Lease Corp. 241,773
1,453 Applied Industrial Technologies, Inc. 347,950
3,084 Beacon Roofing Supply, Inc.* 313,273
424 BlueLinx Holdings, Inc.* 43,316
1,687 Boise Cascade Co. 200,517
8,792 Core & Main, Inc., Class A* 447,601
5,864 Custom Truck One Source, Inc.* 28,206
3,659 DNOW, Inc.* 47,603
644 DXP Enterprises, Inc.* 53,207
8,937 Fastenal Co. 642,660
5,212 Ferguson Enterprises, Inc. 904,647
1,483 GATX Corp. 229,806
977 Global Industrial Co. 24,220
1,243 GMS, Inc.* 105,444
2,073 H&E Equipment Services, Inc. 101,494
1,362 Herc Holdings, Inc. 257,867
2,780 Hudson Technologies, Inc.* 15,512
730 McGrath RentCorp 81,628
2,381 MRC Global, Inc.* 30,429
2,237 MSC Industrial Direct Co., Inc. 167,081
2,681 Rush Enterprises, Inc., Class A 146,892
547 Rush Enterprises, Inc., Class B 29,779
1,018 SiteOne Landscape Supply, Inc.* 134,142
1,803 Titan Machinery, Inc.* 25,476
173 Transcat, Inc.* 18,293
1,120 United Rentals, Inc. 788,973
835 W.W. Grainger, Inc. 880,132
467 Watsco, Inc. 221,307
84 Watsco, Inc., Class B 39,683
1,956 WESCO International, Inc. 353,958
6,922,869
Water Utilities (0.1%):
830 American States Water Co. 64,507
2,777 American Water Works Co., Inc. 345,709
491 Artesian Resources Corp., Class A 15,525
1,755 California Water Service Group 79,554
8,122 Essential Utilities, Inc. 294,991
355 Middlesex Water Co. 18,684
669 Pure Cycle Corp.* 8,483
626 SJW Group 30,812
372 York Water Co. (The) 12,172
870,437

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2024 .
Shares Value
Common Stocks, continued
Wireless Telecommunication Services (0.2%):
5,179 Gogo, Inc.* $ 41,898
1,649 Spok Holdings, Inc. 26,466
4,750 Telephone and Data Systems, Inc. 162,022
7,098 T-Mobile US, Inc. 1,566,742
2,590 United States Cellular Corp.* 162,445
1,959,573
Total Common Stocks (Cost $520,914,710) 804,301,143
Rights (0.0%
†
):
Diversified Telecommunication Services (0.0%
†
):
158 Communications Systems I CVR, Expires on 1/1/29* 24
3,435 Mirati Therapeutics, Inc. CVR, Expires on 1/1/26* 10,236
10,260
Health Care Equipment & Supplies (0.0%
†
):
278 ABIOMED, Inc. CVR, Expires on 1/2/26* 4,340
Health Care Providers & Services (0.0%
†
):
1,262 Albireo Pharma, Inc. CVR, Expires on 3/2/26* 7,332
6,176 Chinook Therapeutics CVR, Expires on 1/1/26* 7,720
2,004 Chinook Therapeutics CVR, Expires on 12/31/49* 762
Shares Value
Rights, continued
Health Care Providers & Services, continued
8,452 Xeris BioPharma Hold CVR, Expires on 10/6/49* $ —
15,814
Household Products (0.0%
†
):
11,626 Spectrum - Crv CVR, Expires on 1/1/26* —
Paper & Forest Products (0.0%
†
):
7,745 Resolute Fst CVR, Expires on 1/1/26* 2,062
Total Rights (Cost $23,506) 32,476
Unaffiliated Investment Companies (0.6%):
Money Market Funds (0.6%):
1,229,994 BlackRock Liquidity FedFund, Institutional Class,
5.02%(b)(c) 1,229,994
3,193,593 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.33%(c) 3,193,593
Total Unaffiliated Investment Companies (Cost $4,423,587) 4,423,587
Total Investment Securities
(Cost $525,361,803 ) — 100.2% (d) 808,757,206
Net other assets (liabilities) — (0.2)% (1,279,164)
Net Assets — 100.0% $ 807,478,042
ADR—American Depository Receipt
CVR—Contingency Valued Rights
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of December 31, 2024. The total value of securities on loan as of December 31, 2024 was $1,185,372.
(a) Security was valued using significant unobservable inputs as of December 31, 2024.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2024.
(c) The rate represents the effective yield at December 31, 2024.
(d) See Federal Tax Information listed in the Notes to the Financial Statements.
Amounts shown as “—“ are either $0 or round to less than $1.

AZL DFA U.S. Core Equity Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2024
Statement of Operations
For the Year Ended December 31, 2024
Assets:
Investment securities, at cost $ 525,361,803
aaa
aaa
Investment securities, at value(a) $ 808,757,206
Interest and dividends receivable 467,521
Receivable for investments sold 39,689
Prepaid expenses 4,234
Reclaims receivable 7,653
Total Assets 809,276,303
Liabilities:
Payable for collateral received on loaned securities 1,229,994
Management fees payable 340,792
Administration fees payable 17,639
Distribution fees payable 177,496
Custodian fees payable 3,665
Administrative and compliance services fees payable 2,536
Transfer agent fees payable 2,259
Trustee fees payable 5,305
Other accrued liabilities 18,575
Total Liabilities 1,798,261
Commitments and contingent liabilities^
Net Assets
$ 807,478,042
Net Assets Consist of:
Paid in capital $ 449,516,079
Total distributable earnings 357,961,963
Net Assets
$ 807,478,042
Shares of beneficial interest (unlimited number of shares authorized, no par value) 52,038,402
Net Asset Value (offering and redemption price per share) $ 15.52
(a) Includes securities on loan of $1,185,372.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends $ 11,946,743
Income from securities lending 89,664
Foreign withholding tax (3,365)
Total Investment Income 12,033,042
Expenses:
Management fees 6,621,858
Administration fees 247,453
Distribution fees 2,069,331
Custodian fees 26,095
Administrative and compliance services fees 14,300
Transfer agent fees 14,150
Trustee fees 38,792
Professional fees 44,485
Shareholder reports 4,382
Other expenses 19,181
Total expenses before reductions 9,100,027
Less Management fees contractually waived (2,648,747)
Net expenses 6,451,280
Net Investment Income/(Loss)
5,581,762
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 72,546,064
Change in net unrealized appreciation/depreciation on securities and foreign currencies 76,527,924
Net realized and Change in net unrealized gains/losses on
investments
149,073,988
Change in Net Assets Resulting From Operations
$ 154,655,750

AZL DFA U.S. Core Equity Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2024
For the
Year Ended
December 31, 2023
Change In Net Assets:
Operations:
Net investment income/(loss) $ 5,581,762 $ 6,345,796
Net realized gains/(losses) on investments 72,546,064 68,441,768
Change in unrealized appreciation/depreciation on investments 76,527,924 69,259,634
Change in net assets resulting from operations 154,655,750 144,047,198
Distributions to Shareholders:
Distributions (77,321,606) (28,892,685)
Change in net assets resulting from distributions to shareholders (77,321,606) (28,892,685)
Capital Transactions:
Proceeds from shares issued 100,108,259 409,761,232
Proceeds from dividends reinvested 77,321,606 28,892,685
Value of shares redeemed (217,489,328) (165,140,644)
Change in net assets resulting from capital transactions (40,059,463) 273,513,273
Change in net assets 37,274,681 388,667,786
Net Assets:
Beginning of period 770,203,361 381,535,575
End of period $ 807,478,042 $ 770,203,361
Share Transactions:
Shares issued 6,662,728 33,394,869
Dividends reinvested 5,100,370 2,296,716
Shares redeemed (14,054,166) (12,460,131)
Change in shares (2,291,068) 23,231,454

AZL DFA U.S. Core Equity Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Net Asset Value, Beginning of Period
$14.18 $12.27 $16.91 $14.61 $13.53
Investment Activities:
Net Investment Income/(Loss)(a) 0.10  0.12  0.12  0.11  0.12
Net Realized and Unrealized Gains/(Losses) on Investments 2.73  2.32  (2.78) 3.76  2.13
Total from Investment Activities 2.83  2.44  (2.66) 3.87  2.25
Distributions to Shareholders From:
Net Investment Income (0.12) (0.07) (0.11) (0.16) (0.16)
Net Realized Gains (1.37) (0.46) (1.87) (1.41) (1.01)
Total Dividends (1.49) (0.53) (1.98) (1.57) (1.17)
Net Asset Value, End of Period
$15.52 $14.18 $12.27 $16.91 $14.61
Total Return
(b) 20.24% 20.43% (15.38)% 27.31% 17.70%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $807,478 $770,203 $381,536 $503,931 $478,781
Net Investment Income/(Loss) 0.67% 0.92% 0.83% 0.64% 0.95%
Expenses Before Reductions(c) 1.10% 1.10% 1.09% 1.10% 1.11%
Expenses Net of Reductions 0.78% 0.78% 0.82% 0.84% 0.85%
Portfolio Turnover Rate 15% 29% 4% 9% 11%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL DFA U.S. Core Equity Fund
Notes to the Financial Statements
December 31, 2024

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA U.S. Core
Equity Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL DFA U.S. Core Equity Fund
Notes to the Financial Statements
December 31, 2024

Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2024 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $8,813 during the year ended December 31, 2024. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $1,229,994 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2024. At December 31, 2024, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2024, the Fund did not engage in any Rule 17a-7 transactions.
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA” or the
“Subadviser”), DFA provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the
Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager.
The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
For the year ended December 31, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.48% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2026. The annual rate due to the
Subadviser from the Manager is 0.12% of the first $100 million of the Fund’s net assets and 0.10% of the Fund’s net assets over $100 million.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund’s expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Annual Rate* Annual Expense Limit
AZL DFA U.S. Core Equity Fund 0.80% 1.20%

AZL DFA U.S. Core Equity Fund
Notes to the Financial Statements
December 31, 2024

Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and officer support services to the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the
Fund's average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

AZL DFA U.S. Core Equity Fund
Notes to the Financial Statements
December 31, 2024

The following is a summary of the valuation inputs used as of December 31, 2024 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2024 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Value Stocks Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Fund to at times underperform equity funds that use other investment strategies.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 is $526,889,563. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 804,271,837 $ 29,306 $ —
#
$ 804,301,143
Rights
+
— 32,476 — 32,476
Unaffiliated Investment Companies 4,423,587 — — 4,423,587
Total Investment Securities $808,695,424 $61,782 $— $808,757,206
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at December 31, 2024.
Purchases Sales
AZL DFA U.S. Core Equity Fund $124,576,880 $236,908,726
Unrealized appreciation $309,680,827
Unrealized (depreciation) (27,813,184)
Net unrealized appreciation/(depreciation) $281,867,643
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL DFA U.S. Core Equity Fund $7,547,370 $69,774,236 $77,321,606
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL DFA U.S. Core Equity Fund $3,570,961 $25,321,724 $28,892,685
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

AZL DFA U.S. Core Equity Fund
Notes to the Financial Statements
December 31, 2024

At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the
1940 Act. As of December 31, 2024, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 95% of the Fund.
Investment activities of these shareholders could have a material impact to the Fund.
9. Segment Reporting
The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. Subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL DFA U.S. Core Equity Fund $7,667,874 $68,426,446 $— $281,867,643 $357,961,963
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and investments in real estate investment trusts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL DFA U.S. Core Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL DFA U.S. Core Equity Fund (one of the funds constituting
Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2024, 100% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2024, the Fund declared net short-term capital gain distributions of $1,128,307.
During the year ended December 31, 2024, the Fund declared net long-term capital gain distributions of $69,774,236.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Approval of Investment Advisory and Subadvisory Agreements
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (together, the
“Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”).
As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2026 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the
Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b)
Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b-1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and
relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2024. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 4 and 11, 2024, and September 24, 2024, as well as in various other meetings preceding those meetings. Accordingly, the Advisory Contracts were approved by the Board at an in-person meeting on September 24, 2024. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2026.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers . The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers . In connection with every quarterly Board meeting, as well as the summer and fall 2024 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 4 and 11, 2024, and
September 24, 2024, the Manager reported that for the one-year period ended December 31, 2023, six Funds were in the top 40%, four were in the middle 20%, and five were in the bottom 40% of their respective Lipper peer groups. For the three-year period ended December 31, 2023, eight Funds were in the top 40%, three were in the middle 20% and four were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2023, six Funds were in the top 40%, two were in the middle 20%, and seven were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Two Funds, the AZL Enhanced Bond Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The
Board had previously met with the portfolio managers of the AZL Government Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective Subadvisers. The Board also considered the impact of recoupment of previously waived fees and of low short-term interest rates on the performance of the AZL Government Money Market Fund during the periods measured.
The Board considered that the AZL Russell Value 1000 Index Fund, which was in the bottom 40% of its Lipper peer group for the three- and five-year periods, had shown improved relative performance in more recent periods.

At the Board meeting held September 24, 2024, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2024.
Thus, at the Board meeting held September 24, 2024, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds. The Manager supplied information to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account.
The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the
“actual” advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 14 Funds reviewed by the Board in the summer and fall of 2024, 13 Funds paid “actual” advisory fees in a percentage amount within the 65th percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2023 for the 14 Funds was as follows: (1) 13 of the Funds had management fee rankings at or below the 65th percentile (with 9 Funds at or below the 50th percentile); and (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category. The Board noted that it had previously considered and approved a temporary reduction in the AZL MSCI Global Equity Index Fund’s management fee, which is in effect through at least April 30, 2026. In addition, the Board also considered that the AZL Enhanced Bond Index Fund ranked at the 63rd percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b-1 fee paid by the Funds, and other
Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2021 through 2023. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2024, were approximately $14.2 billion, including assets of affiliated investing funds, and that no single Fund had assets in excess of approximately $3.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

ANNRPT1224 02/25
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Enhanced Bond Index Fund
Annual Financial Statements and Other Information
December 31, 2024

AZL® Enhanced Bond Index Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Approval of Investment Advisory and Subadvisory Agreements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Asset Backed Securities (4.8%):
$ 2,015,000 ARI Fleet Lease Trust, Class A2, Series 2024-A,
5.30%, 11/15/32, Callable 10/15/27 @ 100(a) $ 2,026,020
6,894,000 BA Credit Card Trust, Class A1, Series 2023-A1,
4.79%, 5/15/28 6,924,114
1,018,000 Carmax Auto Owner Trust, Class A3, Series 2023-2,
5.05%, 1/18/28, Callable 4/15/27 @ 100 1,023,515
2,129,713 Chesapeake Funding II LLC, Class A1, Series 2023-
2A, 6.16%, 10/15/35, Callable 10/15/26 @ 100(a) 2,162,210
3,828,687 Chesapeake Funding II LLC, Class A1, Series 2024-
1A, 5.52%, 5/15/36, Callable 8/15/27 @ 100(a) 3,862,491
1,331,899 College Ave Student Loans LLC, Class A2, Series
2023-A, 5.33%, 5/25/55, Callable 4/25/37 @ 100(a) 1,327,961
100,789 College Ave Student Loans LLC, Class A1, Series
2021-A, 5.80%(TSFR1M+121bps), 7/25/51,
Callable 2/25/32 @ 100(a) 101,148
740,837 College Ave Student Loans LLC, Class A2, Series
2021-C, 2.32%, 7/26/55(a) 670,777
789,851 College Ave Student Loans LLC, Class A2, Series
2021-B, 1.76%, 6/25/52, Callable 1/25/34 @ 100(a) 712,928
5,359,000 Discover Card Execution Note Trust, Class A, Series
2023-A1, 4.31%, 3/15/28 5,346,087
301,694 EDvestinU Private Education Loan Issue No 3 LLC,
Class A, Series 2021-A, 1.80%, 11/25/45(a) 270,663
3,005,747 ELFI Graduate Loan Program LLC, Class A, Series
2023-A, 6.37%, 2/4/48, Callable 3/25/34 @ 100(a) 2,964,744
773,000 Enterprise Fleet Financing LLC, Class A3, Series
2022-3, 4.29%, 7/20/29, Callable 4/20/26 @ 100(a) 767,257
791,973 Enterprise Fleet Financing LLC, Class A2, Series
2023-2, 5.56%, 4/22/30, Callable 2/20/27 @ 100(a) 798,748
423,000 Enterprise Fleet Financing LLC, Class A3, Series
2024-1, 5.16%, 9/20/30, Callable 8/20/27 @ 100(a) 427,052
1,543,000 Enterprise Fleet Financing LLC, Class A3, Series
2024-3, 4.98%, 8/21/28, Callable 1/20/28 @ 100(a) 1,549,195
2,330,978 Foundation Finance Trust, Class A, Series 2024-1A,
5.50%, 12/15/49, Callable 11/15/29 @ 100(a) 2,324,826
408,721 GoodLeap Sustainable Home Solutions Trust, Class
A, Series 2022-3CS, 4.95%, 7/20/49, Callable
12/20/40 @ 100(a) 376,192
351,527 GoodLeap Sustainable Home Solutions Trust, Class
A, Series 2022-1GS, 2.70%, 1/20/49, Callable
10/20/39 @ 100(a) 289,683
1,732,685 GoodLeap Sustainable Home Solutions Trust,
Class A, Series 2023-3C, 6.50%, 7/20/55, Callable
12/20/39 @ 100(a) 1,731,325
1,791,000 GreatAmerica Leasing Receivables Funding LLC,
Class A2, Series 2024-2, 5.28%, 3/15/27, Callable
3/15/27 @ 100(a) 1,802,098
4,109,000 John Deere Owner Trust, Class A3, Series 2023-B,
5.18%, 3/15/28, Callable 2/15/27 @ 100 4,143,457
6,682,000 John Deere Owner Trust, Class A3, Series 2024-A,
4.96%, 11/15/28, Callable 11/15/27 @ 100 6,733,579
108,767 Mercedes-Benz Auto Receivables Trust, Class A3,
Series 2022-1, 5.21%, 8/16/27, Callable 11/15/26
@ 100 109,252
1,692,721 MMAF Equipment Finance LLC, Class A4, Series
2024-A, 5.10%, 7/13/49, Callable 11/13/30 @
100(a) 1,705,416
135,667 Mosaic Solar Loan Trust, Class A, Series 2022-2A,
4.38%, 1/21/53, Callable 3/20/37 @ 100(a) 128,618
Principal Amount Value
Asset Backed Securities, continued
$ 25,910 Navient Private Education Loan Trust, Class A2A,
Series 2018-BA, 3.61%, 12/15/59, Callable 1/15/28
@ 100(a) $ 25,684
4,650,682 Navient Private Education Refi Loan Trust, Class A,
Series 2021-EA, 0.97%, 12/16/69, Callable 3/15/30
@ 100(a) 4,092,542
293,270 Navient Private Education Refi Loan Trust, Class A,
Series 2021-A, 0.84%, 5/15/69, Callable 9/15/28
@ 100(a) 264,586
677,781 Navient Private Education Refi Loan Trust, Class
A1B, Series 2020-IA, 5.51%(TSFR1M+111bps),
4/15/69, Callable 2/15/32 @ 100(a) 677,107
801,514 Navient Private Education Refi Loan Trust, Class A,
Series 2020-FA, 1.22%, 7/15/69, Callable 10/15/27
@ 100(a) 735,214
1,339,331 Navient Private Education Refi Loan Trust, Class A,
Series 2021-DA, 5.76%(PRIME-(199)bps), 4/15/60,
Callable 5/15/32 @ 100(a) 1,322,655
1,362,862 Navient Private Education Refi Loan Trust, Class
A2A, Series 2019-D, 3.01%, 12/15/59, Callable
9/15/31 @ 100(a) 1,312,757
4,032,285 Navient Private Education Refi Loan Trust, Class A,
Series 2023-A, 5.51%, 10/15/71, Callable 6/15/33
@ 100(a) 3,998,495
43,628 Navient Student Loan Trust, Class A2, Series 2018-
EA, 4.00%, 12/15/59, Callable 9/15/25 @ 100(a) 43,314
2,654,000 Navistar Financial Dealer Note Master Owner Trust,
Class A, Series 2024-1, 5.59%, 4/25/29(a) 2,682,074
1,246,000 Navistar Financial Dealer Note Master Owner Trust
II, Class A, Series 2023-1, 6.18%, 8/25/28(a) 1,257,325
3,690,269 Nelnet Student Loan Trust, Class AFL, Series 2021-
BA, 5.26%(TSFR1M+89bps), 4/20/62, Callable
7/20/29 @ 100(a) 3,677,673
2,252,679 Nelnet Student Loan Trust, Class AFL, Series 2021-
CA, 5.22%(TSFR1M+85bps), 4/20/62, Callable
10/20/31 @ 100(a) 2,227,076
1,933,857 Nelnet Student Loan Trust, Class APT2, Series
2021-A, 1.36%, 4/20/62, Callable 9/20/29 @ 100(a) 1,740,519
1,726,000 OneMain Financial Issuance Trust, Class A, Series
2023-1A, 5.50%, 6/14/38, Callable 6/14/28 @ 100 1,750,331
2,122,000 OneMain Financial Issuance Trust, Class A2, Series
2023-2A, 6.10%(SOFR30A+150bps), 9/15/36,
Callable 9/14/26 @ 100(a) 2,155,737
7,235,000 PFS Financing Corp., Class A, Series 2023-B, 5.27%,
5/15/28(a) 7,293,753
3,221,000 PFS Financing Corp., Class A, Series 2023-C, 5.52%,
10/15/28(a) 3,267,620
8,497,000 PFS Financing Corp., Class A, Series 2024-B, 4.95%,
2/15/29(a) 8,536,934
1,388,000 PFS Financing Corp., Class A, Series 2024-D,
5.34%, 4/15/29(a) 1,406,289
189,000 PFS Financing Corp., Class A, Series 2023-A, 5.80%,
3/15/28(a) 191,667
214,576 Prodigy Finance CM2021-1 DAC, Class A, Series
2021-1A, 5.70%(TSFR1M+136bps), 7/25/51,
Callable 11/25/26 @ 100(a) 214,757
1,874,000 Regional Management Issuance Trust, Class A,
Series 2021-2, 1.90%, 8/15/33, Callable 8/15/26
@ 100(a) 1,744,813

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Asset Backed Securities, continued
$ 671,000 Regional Management Issuance Trust, Class A,
Series 2024-2, 5.11%, 12/15/33, Callable 12/15/26
@ 100(a) $ 671,928
595,000 Regional Management Issuance Trust, Class A,
Series 2024-1, 5.83%, 7/15/36, Callable 6/15/27
@ 100(a) 606,536
2,197,589 SMB Private Education Loan Trust, Class APT,
Series 2022-A, 2.85%, 11/16/54(a) 2,022,070
400,709 SMB Private Education Loan Trust, Class B, Series
2021-A, 2.31%, 1/15/53(a) 385,700
2,401,277 SMB Private Education Loan Trust, Class A2A1,
Series 2021-A, 5.24%(TSFR1M+84bps), 1/15/53(a) 2,398,315
8,313,340 SMB Private Education Loan Trust, Class A1B,
Series 2023-B, 6.40%(SOFR30A+180bps),
10/16/56(a) 8,488,478
4,388,814 SMB Private Education Loan Trust, Class A1B,
Series 2022-D, 6.40%(SOFR30A+180bps),
10/15/58(a) 4,505,793
168,735 SMB Private Education Loan Trust, Class A2B,
Series 2020-A, 5.34%(TSFR1M+94bps), 9/15/37(a) 167,841
1,053,527 SMB Private Education Loan Trust, Class A1A,
Series 2020-B, 1.29%, 7/15/53(a) 976,221
3,085,460 SMB Private Education Loan Trust, Class A1B,
Series 2024-A, 6.05%(SOFR30A+145bps),
3/15/56(a) 3,144,585
767,703 SMB Private Education Loan Trust, Class APT1,
Series 2021-C, 1.39%, 1/15/53(a) 688,552
108,686 SMB Private Education Loan Trust, Class A2B,
Series 2017-B, 5.26%(TSFR1M+86bps),
10/15/35(a) 108,257
1,901,784 SoFi Personal Loan Trust, Class A, Series 2024-1A,
6.06%, 2/12/31, Callable 9/12/27 @ 100(a) 1,915,369
355,395 SoFi Professional Loan Program LLC, Class A2FX,
Series 2017-F, 2.84%, 1/25/41, Callable 11/25/25
@ 100(a) 349,447
246,630 SoFi Professional Loan Program LLC, Class A2FX,
Series 2019-B, 3.09%, 8/17/48, Callable 9/15/26
@ 100(a) 239,654
357,438 SoFi Professional Loan Program Trust, Class AFX,
Series 2020-C, 1.95%, 2/15/46, Callable 8/15/28
@ 100(a) 330,510
665,354 SoFi Professional Loan Program Trust, Class A2FX,
Series 2020-A, 2.54%, 5/15/46, Callable 11/15/27
@ 100(a) 631,778
6,057,000 Toyota Auto Loan Extended Note Trust, Class A,
Series 2023-1A, 4.93%, 6/25/36, Callable 6/25/28
@ 100(a) 6,080,912
Total Asset Backed Securities (Cost $135,453,308) 134,610,224
Collateralized Mortgage Obligations (2.6%):
1,245,546 A&D Mortgage Trust, Class A1, Series 2023-NQM5,
7.05%, 11/25/68, Callable 11/25/26 @ 100(a)(b) 1,291,851
2,200,000 AGL CLO 28, Ltd., Class AL2, Series 2023-28A,
6.32%(TSFR3M+170bps), 1/21/37, Callable
1/21/26 @ 100(a) 2,223,175
4,895,000 Anchorage Capital CLO 7, Ltd., Class AR3, Series
2015-7A, 6.18%(TSFR3M+156bps), 4/28/37,
Callable 4/28/26 @ 100(a) 4,924,515
4,791,645 Angel Oak Mortgage Trust, Class A1, Series 2024-2,
5.99%, 1/25/69, Callable 1/25/27 @ 100(a)(b) 4,737,426
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 1,210,978 Angel Oak Mortgage Trust, Class A1, Series 2023-6,
6.50%, 12/25/67, Callable 8/25/26 @ 100(a)(b) $ 1,231,196
3,740,361 Angel Oak Mortgage Trust, Class A1, Series 2024-1,
5.21%, 8/25/68, Callable 1/25/27 @ 100(a)(b) 3,685,330
583,719 Apidos CLO XX, Class A1RA, Series 2015-20A,
6.01%(TSFR3M+136bps), 7/16/31, Callable
1/16/25 @ 100(a) 584,539
950,000 Apidos CLO XXV, Class A1R3, Series 2016-25A,
5.47%(TSFR3M+114bps), 1/20/37(a) 950,000
1,294,865 Arroyo Mortgage Trust, Class A1, Series 2022-2,
4.95%, 7/25/57, Callable 7/25/25 @ 100(a) 1,269,940
523,254 Battalion CLO VIII, Ltd., Class A1R2, Series 2015-
8A, 5.96%(TSFR3M+133bps), 7/18/30, Callable
1/18/25 @ 100(a) 524,013
2,242,324 BRAVO Residential Funding Trust, Class A1, Series
2023-NQM6, 6.60%, 9/25/63, Callable 8/25/26 @
100(a)(b) 2,288,318
204,234 Chase Home Lending Mortgage Trust, Class A11,
Series 2019-ATR2, 5.35%(TSFR1M+101bps),
7/25/49, Callable 1/25/30 @ 100(a) 192,005
577,583 CIM Trust, Class A11, Series 2019-INV3,
5.50%(SOFR30A+106bps), 8/25/49, Callable
1/25/39 @ 100(a) 554,499
114,010 CIM Trust, Class A1, Series 2021-R6, 1.43%,
7/25/61, Callable 9/25/26 @ 100(a)(b) 98,313
653,676 COLT Mortgage Loan Trust, Class A1, Series 2023-
4, 7.16%, 10/25/68, Callable 10/25/26 @ 100(a)(b) 668,757
867,329 Cross Mortgage Trust, Class A1A, Series 2023-H2,
7.14%, 11/25/68, Callable 10/25/26 @ 100(a)(b) 883,344
1,415,524 CSMC, Class A1, Series 2021-NQM8, 1.84%,
10/25/66, Callable 1/25/25 @ 100(a)(b) 1,222,271
1,139,938 Dewolf Park CLO, Ltd., Class AR, Series 2017-1A,
5.84%(TSFR3M+118bps), 10/15/30, Callable
1/15/25 @ 100(a) 1,141,149
144,436 Dryden 30 Senior Loan Fund, Class AR, Series 2013-
30A, 5.61%(TSFR3M+108bps), 11/15/28, Callable
2/15/25 @ 100(a) 144,696
1,389,760 Dryden 37 Senior Loan Fund, Class AR, Series 2015-
37A, 6.02%(TSFR3M+136bps), 1/15/31, Callable
1/15/25 @ 100(a) 1,391,630
3,860,000 Elmwood CLO 26, Ltd., Class A1, Series 2024-1A,
6.13%(TSFR3M+150bps), 4/18/37, Callable
4/18/26 @ 100(a) 3,885,902
1,497,108 Flagstar Mortgage Trust, Class A6, Series 2021-
13IN, 2.50%, 12/30/51, Callable 8/25/46 @ 100(a)
(b) 1,293,594
413,550 Flagstar Mortgage Trust, Class A11, Series 2019-
1INV, 5.40%(TSFR1M+106bps), 10/25/49, Callable
4/25/41 @ 100(a) 396,975
475,565 FS RIALTO, Class A, Series  2021-FL2,
5.73%(TSFR1M+133bps), 5/16/38, Callable
1/16/25 @ 100(a) 476,117
2,119,287 GCAT Trust, Class A1, Series 2021-NQM7, 1.92%,
8/25/66, Callable 6/25/31 @ 100(a)(b) 1,901,310
4,238 GS Mortgage-Backed Securities Trust, Class A2,
Series 2021-PJ2, 2.50%, 7/25/51, Callable 2/25/46
@ 100(b) 3,379
6,099 GS Mortgage-Backed Securities Trust, Class A2,
Series 2021-PJ6, 2.50%, 11/25/51, Callable
12/25/46 @ 100(b) 4,901

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 884,019 Homeward Opportunities Fund Trust, Class A1,
Series 2022-1, 5.08%, 7/25/67, Callable 8/25/25
@ 100(a)(b) $ 869,047
28,914 J.P. Morgan Mortgage Trust, Class A11, Series
2019-LTV3, 5.30%(TSFR1M+96bps), 3/25/50,
Callable 9/25/25 @ 100(a) 28,849
872,212 J.P. Morgan Mortgage Trust, Class A12, Series
2021-12, 5.00%, 2/25/52, Callable 8/25/43 @
100(a)(b) 826,966
4,826 J.P. Morgan Mortgage Trust, Class A3, Series 2021-
12, 2.50%, 2/25/52, Callable 8/25/43 @ 100(b) 3,832
1,400,949 J.P. Morgan Mortgage Trust, Class A12, Series
2021-14, 5.00%, 5/25/52, Callable 10/25/43 @
100(a)(b) 1,328,274
1,216,897 J.P. Morgan Mortgage Trust, Class A3, Series 2024-
2, 6.00%, 8/25/54, Callable 5/25/28 @ 100(a)(b) 1,210,432
916,843 J.P. Morgan Mortgage Trust, Class A4, Series 2021-
10, 2.50%, 12/25/51, Callable 5/25/47 @ 100(a)(b) 794,781
131,636 J.P. Morgan Mortgage Trust, Class A11, Series
2019-7, 5.35%(TSFR1M+101bps), 2/25/50,
Callable 10/25/33 @ 100(a) 123,613
110,304 J.P. Morgan Mortgage Trust, Class A5, Series 2019-
LTV3, 3.50%, 3/25/50, Callable 9/25/25 @ 100(a)(b) 108,778
2,075,142 J.P. Morgan Mortgage Trust, Class A3B, Series
2022-INV3, 3.00%, 9/25/52, Callable 6/25/48 @
100(a)(b) 1,716,531
30,588 J.P. Morgan Mortgage Trust, Class A11, Series
2020-LTV1, 5.70%(TSFR1M+111bps), 6/25/50,
Callable 8/25/27 @ 100(a) 30,590
312,871 J.P. Morgan Mortgage Trust, Class A11, Series
2019-INV3, 5.45%(TSFR1M+111bps), 5/25/50,
Callable 5/25/41 @ 100(a) 298,379
357,182 J.P. Morgan Mortgage Trust, Class A11, Series
2019-INV2, 5.35%(TSFR1M+101bps), 2/25/50,
Callable 7/25/32 @ 100(a) 340,470
307,752 LCM XVIII LP, Class A1R, Series 18A,
5.90%(TSFR3M+128bps), 4/20/31, Callable
1/20/25 @ 100(a) 308,098
796,139 Madison Park Funding XVIII, Ltd., Class ARR, Series
2015-18A, 5.82%(TSFR3M+120bps), 10/21/30,
Callable 1/21/25 @ 100(a) 796,428
968,494 Madison Park Funding XXXV, Ltd., Class A1R, Series
2019-35A, 5.87%(TSFR3M+125bps), 4/20/32,
Callable 1/20/25 @ 100(a) 970,603
21,642 Mello Mortgage Capital Acceptance, Class A3,
Series 2022-INV2, 3.00%, 4/25/52, Callable 6/25/46
@ 100(b) 17,820
2,758,629 MFA Trust, Class A1, Series 2023-NQM3, 6.62%,
7/25/68, Callable 8/25/26 @ 100(a)(b) 2,797,684
1,165,598 MFA Trust, Class A1, Series 2023-INV2, 6.78%,
10/25/58, Callable 9/25/26 @ 100(a)(b) 1,166,142
748,310 Neuberger Berman Loan Advisers CLO
32, Ltd., Class AR, Series 2019-32A,
5.87%(TSFR3M+125bps), 1/20/32, Callable
1/19/25 @ 100(a) 749,405
588,377 OBX Trust, Class A1, Series 2023-NQM9, 7.16%,
10/25/63, Callable 10/25/26 @ 100(a)(b) 601,084
1,439,796 OCP CLO, Ltd., Class A1, Series 2018-15A,
5.98%(TSFR3M+136bps), 7/20/31, Callable
1/20/25 @ 100(a) 1,439,796
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 157,590 Octagon Investment Partners 30, Ltd., Class
A1R, Series 2017-1A, 5.88%(TSFR3M+126bps),
3/17/30, Callable 1/20/25 @ 100(a) $ 157,753
23,368 Octagon Investment Partners XIV, Ltd., Class
AARR, Series 2012-1A, 5.87%(TSFR3M+121bps),
7/15/29, Callable 1/15/25 @ 100(a) 23,372
608,277 Octagon Investment Partners XVI, Ltd., Class
A1R, Series 2013-1A, 5.93%(TSFR3M+128bps),
7/17/30, Callable 1/17/25 @ 100(a) 608,794
1,200,000 Octagon Investment Partners XVII, Ltd., Class
A2R2, Series 2013-1A, 5.99%(TSFR3M+136bps),
1/25/31, Callable 1/25/25 @ 100(a) 1,202,222
1,905,752 PRKCM Trust, Class A1, Series 2021-AFC2, 2.07%,
11/25/56, Callable 1/25/33 @ 100(a)(b) 1,572,334
696,648 PRPM LLC, Class A1, Series 2024-RCF1, 4.00%,
1/25/54, Callable 1/25/26 @ 100(a)(b) 686,742
823,266 PRPM Trust, Class A1, Series 2024-NQM2, 6.33%,
6/25/69, Callable 7/25/27 @ 100(a)(b) 832,305
1,154,810 Seasoned Credit Risk Transfer Trust, Class MA,
Series 2019-2, 3.50%, 8/26/58, Callable 10/25/52
@ 100 1,090,376
429,077 Seasoned Credit Risk Transfer Trust, Class MA,
Series 2018-2, 3.50%, 11/25/57, Callable 10/25/43
@ 100 414,916
3,491,873 Sequoia Mortgage Trust 2024 Hyb1, Class A1A,
Series 2024-HYB1, 4.52%, 11/25/63, Callable
5/25/32 @ 100(a)(b) 3,443,831
711,675 SG Residential Mortgage Trust, Class A1, Series
2022-2, 5.35%, 8/25/62, Callable 8/25/25 @ 100(a)
(b) 705,991
875,000 Signal Peak CLO 4, Ltd., Class XR, Series 2017-4A,
5.83%(TSFR3M+121bps), 10/26/34, Callable
1/26/25 @ 100(a) 875,520
850,000 Sound Point CLO XXII, Ltd., Class ARR, Series 2019-
1A, 5.52%(TSFR3M+103bps), 1/20/32, Callable
1/20/25 @ 100(a) 850,128
71,032 TCI-Flatiron CLO,  Ltd., Class AR, Series 2017-1A,
5.71%(TSFR3M+122bps), 11/18/30, Callable
2/17/25 @ 100(a) 71,143
380,000 TRESTLES CLO V, Ltd., Class A1, Series 2021-5A,
6.05%(TSFR3M+143bps), 10/20/34, Callable
1/20/25 @ 100(a) 380,403
3,200,000 TRESTLES CLO, Ltd., Class A1RR, Series 2017-1A,
6.09%(TSFR3M+146bps), 7/25/37, Callable
7/25/26 @ 100(a) 3,224,717
2,728,457 UWM Mortgage Trust, Class A10, Series 2021-
INV5, 5.00%, 1/25/52, Callable 1/25/45 @ 100(a)(b) 2,576,686
1,593,877 Verus Securitization Trust, Class A1, Series 2022-2,
4.26%, 2/25/67, Callable 12/25/27 @ 100(a)(b) 1,490,680
Total Collateralized Mortgage Obligations (Cost $75,450,475) 74,704,660
Collateralized Mortgage Backed Securities (3.8%):
2,810,000 Alen Mortgage Trust, Class A, Series 2021-ACEN,
5.66%(TSFR1M+126bps), 4/15/34(a) 2,606,342
1,515,000 BANK5, Class A3, Series 2024-5YR11, 5.89%,
11/15/57, Callable 11/15/29 @ 100 1,557,614
2,665,000 BBCMS Mortgage Trust, Class A4, Series 2023-C22,
6.52%, 11/15/56, Callable 10/15/33 @ 100(b) 2,864,375
3,060,000 BBCMS Mortgage Trust, Class A3, Series 2024-
5C31, 5.61%, 12/15/57, Callable 12/15/29 @ 100 3,113,473

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Backed Securities, continued
$ 3,850,000 BBCMS Mortgage Trust, Class A, Series 2018-TALL,
5.32%(TSFR1M+92bps), 3/15/37(a) $ 3,640,454
3,120,000 Benchmark Mortgage Trust, Class A5, Series 2019-
B12, 3.12%, 8/15/52, Callable 8/15/29 @ 100 2,843,158
1,040,000 Benchmark Mortgage Trust, Class B, Series 2019-
B15, 3.56%, 12/15/72, Callable 12/15/29 @ 100 873,375
750,000 BFLD Commercial Mortgage Trust, Class A, Series
2024-UNIV, 5.89%(TSFR1M+149bps), 11/15/41(a) 750,000
560,000 BFLD Commercial Mortgage Trust, Class B, Series
2024-UNIV, 6.24%(TSFR1M+184bps), 11/15/41(a) 560,000
2,184,778 BFLD Mortgage Trust, Class A, Series 2024-WRHS,
5.89%(TSFR1M+149bps), 8/15/26(a) 2,188,583
3,040,000 BMO Mortgage Trust, Class A3, Series 2024-5C8,
5.63%, 12/15/57, Callable 12/15/29 @ 100(b) 3,092,726
1,538,485 BX Commercial Mortgage Trust, Class A, Series
2024-BRBK, 7.26%(TSFR1M+288bps), 10/15/41(a) 1,547,991
2,000,000 BX Commercial Mortgage Trust, Class A, Series
2020-VIV4, 2.84%, 3/9/44, Callable 3/9/30 @
100(a) 1,761,757
2,560,000 BX Commercial Mortgage Trust, Class B, Series
2024-AIRC, 6.54%(TSFR1M+214bps), 8/15/39(a) 2,571,521
1,812,434 BX Commercial Mortgage Trust, Class A, Series
2023-XL3, 6.16%(TSFR1M+176bps), 12/9/40(a) 1,819,643
2,780,000 BX Commercial Mortgage Trust, Class A, Series
2024-AIRC, 6.09%(TSFR1M+169bps), 8/15/39(a) 2,799,614
947,436 BX Commercial Mortgage Trust, Class B, Series
2024-MF, 6.09%(TSFR1M+169bps), 2/15/39(a) 950,296
2,010,000 BX Commercial Mortgage Trust, Class A, Series
2024-GPA3, 5.80%(TSFR1M+129bps), 12/15/39(a) 2,009,372
2,474,736 BX Commercial Mortgage Trust, Class A, Series
2024-XL4, 5.84%(TSFR1M+144bps), 2/15/39(a) 2,485,083
940,000 BX Trust, Class B, Series 2024-BIO,
6.34%(TSFR1M+194bps), 2/15/41(a) 940,715
780,000 BX Trust, Class B, Series 2024-PAT,
7.44%(TSFR1M+304bps), 3/15/41(a) 783,743
1,477,680 BX Trust, Class A, Series 2024-CNYN,
5.84%(TSFR1M+144bps), 4/15/41(a) 1,481,211
1,930,000 BX Trust, Class A, Series 2024-PAT,
6.49%(TSFR1M+209bps), 3/15/41(a) 1,936,084
3,730,000 BX Trust, Class A, Series 2024-VLT4,
5.89%(TSFR1M+149bps), 7/15/29(a) 3,745,121
4,646,000 BX Trust, Class A, Series 2024-BIO,
6.04%(TSFR1M+164bps), 2/15/41(a) 4,649,734
1,883,000 BX Trust, Class A, Series 2023-DELC,
7.09%(TSFR1M+269bps), 5/15/38(a) 1,897,126
595,538 Cantor Commercial Real Estate Lending, Class
A4, Series 2019-CF2, 2.62%, 11/15/52, Callable
10/15/29 @ 100 534,771
603,000 Cantor Commercial Real Estate Lending, Class B,
Series 2019-CF3, 3.50%, 1/15/53, Callable 12/15/29
@ 100(b) 489,779
1,950,000 CEDR Commercial Mortgage Trust, Class A, Series
2022-SNAI, 5.39%(TSFR1M+99bps), 2/15/39(a) 1,863,767
569,551 CENT Trust, Class A, Series 2023-CITY,
7.02%(TSFR1M+262bps), 9/15/38(a) 571,632
1,460,000 COAST Commercial Mortgage Trust, Class A, Series
2023-2HTL, 6.99%(TSFR1M+259bps), 8/15/36(a) 1,460,034
3,075,000 COMM Mortgage Trust, Class A4, Series 2015-
CR26, 3.63%, 10/10/48, Callable 8/10/27 @ 100 3,004,425
Principal Amount Value
Collateralized Mortgage Backed Securities, continued
$ 667,000 COMM Mortgage Trust, Class A5, Series 2015-
CR24, 3.70%, 8/10/48, Callable 6/10/26 @ 100 $ 661,072
1,460,000 CONE TRUST, Class A, Series 2024-DFW1,
6.04%(TSFR1M+164bps), 8/15/41(a) 1,467,185
485,000 CSAIL Commercial Mortgage Trust, Class B, Series
2019-C15, 4.48%, 3/15/52, Callable 2/15/29 @ 100 447,651
2,135,000 CSMC, Class B, Series 2021-BHAR,
6.01%(TSFR1M+161bps), 11/15/38(a) 2,114,165
1,146,355 CSMC, Class A, Series 2020-NET, 2.26%, 8/15/37(a) 1,108,630
5,430,000 ELM Trust, Class A10, Series 2024-ELM, 5.80%,
6/10/39(a)(b) 5,478,139
5,430,000 ELM Trust, Class A15, Series 2024-ELM, 5.80%,
6/10/39(a)(b) 5,456,235
852,612 FRESB Mortgage Trust, Class A10H, Series 2019-
SB60, 3.50%, 1/25/39, Callable 12/25/28 @ 100 787,497
2,344,449 FRESB Mortgage Trust, Class A10F, Series 2021-
SB93, 1.81%, 10/25/31, Callable 9/25/31 @ 100(b) 1,974,781
1,010,000 GS Mortgage Securities Corp. Trust, Class A, Series
2024-RVR, 5.20%, 8/10/41(a)(b) 999,208
1,505,000 GS Mortgage Securities Corp. Trust, Class B, Series
2023-FUN, 7.19%(TSFR1M+279bps), 3/15/28(a) 1,515,543
1,160,000 INV Industries Mortgage Trust, Class A, Series
2024-IND, 6.14%(TSFR1M+174bps), 11/15/41(a) 1,159,638
270,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class D, Series 2022-OPO, 3.45%, 1/5/39(a)
(b) 217,189
700,000 JPMDB Commercial Mortgage Securities Trust,
Class A5, Series 2017-C5, 3.69%, 3/15/50, Callable
8/15/27 @ 100 673,127
1,990,000 JPMorgan Chase Commercial Mortgage Securities
Trust, Class A, Series 2024-IGLG, 5.17%, 11/9/39(a)
(b) 1,974,398
1,910,000 LBA Trust, Class A, Series 2024-7IND,
5.84%(TSFR1M+144bps), 10/15/41(a) 1,911,047
301,000 MCR Mortgage Trust, Class A, Series 2024-HF1,
6.19%(TSFR1M+179bps), 12/15/41(a) 302,504
630,000 MF1, Class A, Series 2021-W10,
5.47%(TSFR1M+107bps), 12/15/34(a) 624,881
1,115,000 MIRA Trust, Class A, Series 2023-MILE, 6.75%,
6/10/38(a) 1,150,974
1,038,711 Morgan Stanley Bank of America Merrill Lynch
Trust, Class A3, Series 2015-C24, 3.48%, 5/15/48,
Callable 8/15/25 @ 100 1,033,664
1,540,000 Morgan Stanley Capital I Trust, Class A4, Series
2016-BNK2, 3.05%, 11/15/49, Callable 11/15/26
@ 100 1,465,950
255,000 MSWF Commercial Mortgage Trust, Class A5, Series
2023-2, 6.01%, 12/15/56, Callable 12/15/33 @ 100 268,652
1,510,000 One New York Plaza Trust, Class A, Series 2020-
1NYP, 5.46%(TSFR1M+106bps), 1/15/36(a) 1,440,078
125,000 SG Commercial Mortgage Securities Trust, Class
A4, Series 2016-C5, 3.06%, 10/10/48, Callable
7/10/26 @ 100 121,032
3,345,000 TCO Commercial Mortgage Trust, Class A, Series
2024-DPM, 5.74%(TSFR1M+124bps), 12/15/39(a) 3,342,906
3,060,000 VEGAS Trust, Class A, Series 2024-TI, 5.52%,
11/10/39(a) 3,068,129
1,250,000 Wells Fargo Commercial Mortgage Trust, Class
AS, Series 2015-NXS1, 3.41%, 5/15/48, Callable
4/15/25 @ 100 1,239,131

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Backed Securities, continued
$ 8,142,820 Wells Fargo Commercial Mortgage Trust, Class
XA, Series 2016-LC25, 0.82%, 12/15/59, Callable
9/15/26 @ 100(b) $ 97,754
1,015,000 Wells Fargo Commercial Mortgage Trust, Class
A4, Series 2015-NXS4, 3.72%, 12/15/48, Callable
11/15/25 @ 100 1,003,470
775,000 Wells Fargo Commercial Mortgage Trust, Class A4,
Series 2015-C28, 3.54%, 5/15/48, Callable 5/15/25
@ 100 764,222
680,000 Wells Fargo Commercial Mortgage Trust, Class
A3, Series 2024-5C2, 5.92%, 11/15/57, Callable
11/15/29 @ 100 699,812
Total Collateralized Mortgage Backed Securities (Cost
$109,502,992) 107,962,183
Corporate Bonds (23.9%):
Aerospace & Defense (0.4%):
3,709,000 L3Harris Technologies, Inc., 5.40%, 1/15/27 3,749,955
932,000 L3Harris Technologies, Inc., 5.60%, 7/31/53,
Callable 1/31/53 @ 100 898,629
487,000 Lockheed Martin Corp., 4.45%, 5/15/28, Callable
4/15/28 @ 100 483,308
338,000 Lockheed Martin Corp., 3.80%, 3/1/45, Callable
9/1/44 @ 100 266,065
1,900,000 Northrop Grumman Corp., 4.90%, 6/1/34, Callable
3/1/34 @ 100 1,853,332
1,884,000 Northrop Grumman Corp., 4.95%, 3/15/53, Callable
9/15/52 @ 100 1,688,959
115,000 RTX Corp., 7.00%, 11/1/28 121,512
590,000 RTX Corp., 5.40%, 5/1/35 590,120
248,000 RTX Corp., 4.20%, 12/15/44, Callable 6/15/44 @
100 197,174
249,000 RTX Corp., 3.13%, 7/1/50, Callable 1/1/50 @ 100 162,623
1,563,000 RTX Corp., 2.82%, 9/1/51, Callable 3/1/51 @ 100 947,625
449,000 Textron, Inc., 4.00%, 3/15/26, Callable 12/15/25
@ 100 444,477
396,000 Textron, Inc., 3.65%, 3/15/27, Callable 12/15/26
@ 100 385,051
11,788,830
Air Freight & Logistics (0.0%
†
):
285,898 United Airlines Pass Through Trust, Series 2019-1,
Class AA, 4.15%, 8/25/31 271,378
Automobiles (0.0%
†
):
931,000 General Motors Financial Co., Inc., 5.95%, 4/4/34,
Callable 1/4/34 @ 100 933,461
Banks (3.6%):
1,051,000 Associated Banc-Corp., 6.45% (SOFR), 8/29/30,
Callable 8/29/29 @ 100 1,071,222
1,087,000 Bank of America Corp., 1.73% (SOFR), 7/22/27,
Callable 7/22/26 @ 100 1,037,003
761,000 Bank of America Corp., 2.55% (SOFR), 2/4/28,
Callable 2/4/27 @ 100 725,544
10,974,000 Bank of America Corp., 3.97% (TSFR3M), 3/5/29,
Callable 3/5/28 @ 100, MTN 10,643,079
570,000 Bank of America Corp., 2.50% (TSFR3M), 2/13/31,
Callable 2/13/30 @ 100, MTN 501,520
304,000 Bank of America Corp., 2.57% (SOFR), 10/20/32,
Callable 10/20/31 @ 100 256,259
Principal Amount Value
Corporate Bonds, continued
Banks, continued
$ 1,047,000 Bank of America Corp., 4.24% (TSFR3M), 4/24/38,
Callable 4/24/37 @ 100 $ 932,201
412,000 Bank of America Corp., 4.08% (TSFR3M), 3/20/51,
Callable 3/20/50 @ 100, MTN 322,476
1,242,000 Bank of America Corp., 2.83% (SOFR), 10/24/51,
Callable 10/24/50 @ 100 761,530
2,377,000 Citigroup, Inc., 1.12% (SOFR), 1/28/27, Callable
1/28/26 @ 100 2,282,417
935,000 Citigroup, Inc., 3.07% (SOFR), 2/24/28, Callable
2/24/27 @ 100 899,007
1,436,000 Citigroup, Inc., 4.07% (TSFR3M), 4/23/29, Callable
4/23/28 @ 100 1,393,743
7,033,000 Citigroup, Inc., 2.67% (SOFR), 1/29/31, Callable
1/29/30 @ 100 6,220,091
1,593,000 Citigroup, Inc., 2.52% (SOFR), 11/3/32, Callable
11/3/31 @ 100 1,321,197
1,305,000 FNB Corp., 5.72% (SOFRINDX), 12/11/30, Callable
12/11/29 @ 100 1,291,414
12,698,000 JPMorgan Chase & Co., 4.50% (SOFR), 10/22/28,
Callable 10/22/27 @ 100 12,524,875
9,892,000 JPMorgan Chase & Co., 3.51% (TSFR3M), 1/23/29,
Callable 1/23/28 @ 100 9,452,647
1,071,000 JPMorgan Chase & Co., 4.01% (TSFR3M), 4/23/29,
Callable 4/23/28 @ 100 1,038,459
665,000 JPMorgan Chase & Co., 2.07% (SOFR), 6/1/29,
Callable 6/1/28 @ 100 603,745
13,748,000 JPMorgan Chase & Co., 2.74% (TSFR3M),
10/15/30, Callable 10/15/29 @ 100 12,315,541
7,420,000 JPMorgan Chase & Co., 4.60% (SOFR), 10/22/30,
Callable 10/22/29 @ 100 7,280,007
1,461,000 JPMorgan Chase & Co., 2.52% (SOFR), 4/22/31,
Callable 4/22/30 @ 100 1,284,626
15,121,000 JPMorgan Chase & Co., 2.55% (SOFR), 11/8/32,
Callable 11/8/31 @ 100 12,697,285
2,432,000 JPMorgan Chase & Co., 5.29% (SOFR), 7/22/35,
Callable 7/22/34 @ 100 2,407,313
956,000 JPMorgan Chase & Co., 3.11% (SOFR), 4/22/51,
Callable 4/22/50 @ 100 633,050
1,875,000 KeyBank NA, 5.00%, 1/26/33, Callable 10/26/32
@ 100 1,794,137
1,265,000 M&T Bank Corp., 5.38% (SOFR), 1/16/36, Callable
1/16/35 @ 100, MTN 1,225,499
3,076,000 Morgan Stanley Bank NA, 4.45% (SOFR), 10/15/27,
Callable 10/15/26 @ 100 3,048,697
1,514,000 Wells Fargo & Co., 2.88% (TSFR3M), 10/30/30,
Callable 10/30/29 @ 100, MTN 1,357,813
371,000 Wells Fargo & Co., 2.57% (TSFR3M), 2/11/31,
Callable 2/11/30 @ 100, MTN 327,230
3,838,000 Wells Fargo & Co., 5.21% (SOFR), 12/3/35, Callable
12/3/34 @ 100 3,728,367
415,000 Wells Fargo & Co., 3.90%, 5/1/45 323,279
174,000 Wells Fargo & Co., 5.01% (TSFR3M), 4/4/51,
Callable 4/4/50 @ 100, MTN 154,271
700,000 Wells Fargo & Co., 4.61% (SOFR), 4/25/53, Callable
4/25/52 @ 100 586,910
102,442,454
Beverages (0.0%
†
):
663,000 Coca-Cola Co. (The), 2.50%, 3/15/51 387,773

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Biotechnology (0.5%):
$ 3,766,000 AbbVie, Inc., 4.50%, 5/14/35, Callable 11/14/34
@ 100 $ 3,505,784
1,638,000 AbbVie, Inc., 4.30%, 5/14/36, Callable 11/14/35
@ 100 1,481,622
1,149,000 Amgen, Inc., 3.00%, 1/15/52, Callable 7/15/51
@ 100 720,096
1,016,000 Amgen, Inc., 4.20%, 2/22/52, Callable 8/22/51
@ 100 778,320
1,575,000 Amgen, Inc., 2.77%, 9/1/53, Callable 3/1/53 @ 100 908,142
1,841,000 Amgen, Inc., 4.40%, 2/22/62, Callable 8/22/61
@ 100 1,407,588
2,135,000 Amgen, Inc., 5.75%, 3/2/63, Callable 9/2/62 @ 100 2,028,775
1,239,000 Gilead Sciences, Inc., 1.65%, 10/1/30, Callable
7/1/30 @ 100 1,034,046
1,171,000 Gilead Sciences, Inc., 4.75%, 3/1/46, Callable
9/1/45 @ 100 1,025,758
12,890,131
Broadline Retail (0.1%):
452,000 Amazon.com, Inc., 2.50%, 6/3/50, Callable 12/3/49
@ 100 268,044
607,000 Amazon.com, Inc., 4.25%, 8/22/57, Callable
2/22/57 @ 100 496,315
3,451,000 Amazon.com, Inc., 2.70%, 6/3/60, Callable 12/3/59
@ 100 1,971,943
185,000 eBay, Inc., 6.30%, 11/22/32, Callable 8/22/32 @
100 196,848
2,933,150
Capital Markets (3.1%):
2,144,000 Blue Owl Capital Corp., 5.95%, 3/15/29, Callable
2/15/29 @ 100 2,151,077
142,000 Blue Owl Credit Income Corp., 7.75%, 1/15/29,
Callable 12/15/28 @ 100 151,262
68,000 FactSet Research Systems, Inc., 3.45%, 3/1/32,
Callable 12/1/31 @ 100 59,788
8,002,000 Goldman Sachs Group, Inc. (The), 1.54% (SOFR),
9/10/27, Callable 9/10/26 @ 100 7,548,583
2,698,000 Goldman Sachs Group, Inc. (The), 1.95% (SOFR),
10/21/27, Callable 10/21/26 @ 100 2,552,375
1,317,000 Goldman Sachs Group, Inc. (The), 2.64% (SOFR),
2/24/28, Callable 2/24/27 @ 100 1,254,374
4,457,000 Goldman Sachs Group, Inc. (The), 3.81% (TSFR3M),
4/23/29, Callable 4/23/28 @ 100 4,283,342
5,260,000 Goldman Sachs Group, Inc. (The), 5.73% (SOFR),
4/25/30, Callable 4/25/29 @ 100 5,376,130
5,828,000 Goldman Sachs Group, Inc. (The), 5.05% (SOFR),
7/23/30, Callable 7/23/29 @ 100 5,792,426
6,527,000 Goldman Sachs Group, Inc. (The), 2.65% (SOFR),
10/21/32, Callable 10/21/31 @ 100 5,484,534
2,493,000 Goldman Sachs Group, Inc. (The), 3.10% (SOFR),
2/24/33, Callable 2/24/32 @ 100 2,138,837
5,958,000 Goldman Sachs Group, Inc. (The), 5.02% (SOFR),
10/23/35, Callable 10/23/34 @ 100 5,742,720
366,000 Moody's Corp., 2.55%, 8/18/60, Callable 2/18/60
@ 100 184,929
1,334,000 Morgan Stanley, 6.30% (SOFR), 10/18/28, Callable
10/18/27 @ 100 1,381,685
1,946,000 Morgan Stanley, 3.77% (TSFR3M), 1/24/29,
Callable 1/24/28 @ 100 1,875,543
Principal Amount Value
Corporate Bonds, continued
Capital Markets, continued
$ 6,419,000 Morgan Stanley, 5.16% (SOFR), 4/20/29, Callable
4/20/28 @ 100 $ 6,437,872
20,297,000 Morgan Stanley, 5.66% (SOFR), 4/18/30, Callable
4/18/29 @ 100 20,594,757
5,725,000 Morgan Stanley, 2.70% (SOFR), 1/22/31, Callable
1/22/30 @ 100, MTN 5,089,187
6,997,000 Morgan Stanley, 2.51% (SOFR), 10/20/32, Callable
10/20/31 @ 100, MTN 5,874,471
2,726,000 Morgan Stanley, 2.94% (SOFR), 1/21/33, Callable
1/21/32 @ 100 2,332,428
660,000 Morgan Stanley, 5.32% (SOFR), 7/19/35, Callable
7/19/34 @ 100 652,850
86,959,170
Chemicals (0.1%):
430,000 Ecolab, Inc., 2.70%, 12/15/51, Callable 6/15/51
@ 100 261,061
1,123,000 South Bow USA Infrastructure Holdings LLC,
4.91%, 9/1/27, Callable 8/1/27 @ 100(a) 1,119,260
1,380,321
Communications Equipment (0.0%
†
):
471,000 Motorola Solutions, Inc., 5.60%, 6/1/32, Callable
3/1/32 @ 100 481,785
Consumer Finance (0.2%):
141,000 American Express Co., 5.10% (SOFR), 2/16/28,
Callable 2/16/27 @ 100 141,659
2,523,000 American Express Co., 5.04% (SOFR), 7/26/28,
Callable 7/26/27 @ 100 2,531,139
1,574,000 Capital One Financial Corp., 5.27% (SOFR), 5/10/33,
Callable 5/10/32 @ 100 1,533,745
3,076,000 General Motors Financial Co., Inc., 3.10%, 1/12/32,
Callable 10/12/31 @ 100 2,642,305
6,848,848
Diversified Consumer Services (0.0%
†
):
145,000 California Institute of Technology, 4.32%, 8/1/45 124,626
360,000 Massachusetts Institute of Technology, 4.68%,
7/1/14 303,294
427,920
Diversified Telecommunication Services (0.6%):
11,158,000 AT&T, Inc., 3.65%, 9/15/59, Callable 3/15/59 @
100(a) 7,400,365
3,792,000 T Mobile USA, Inc., 4.70%, 1/15/35, Callable
10/15/34 @ 100 3,574,931
3,530,000 T-Mobile USA, Inc., 2.05%, 2/15/28, Callable
12/15/27 @ 100 3,236,265
1,663,000 Verizon Communications, Inc., 4.27%, 1/15/36 1,499,043
2,294,000 Verizon Communications, Inc., 5.25%, 3/16/37 2,238,423
17,949,027
Electric Utilities (3.2%):
297,000 AEP Texas, Inc., Series E, 6.65%, 2/15/33 315,195
844,000 AEP Texas, Inc., 5.40%, 6/1/33, Callable 3/1/33
@ 100 839,711
1,377,000 AEP Texas, Inc., 3.45%, 5/15/51, Callable 11/15/50
@ 100 921,267
717,000 AEP Transmission Co. LLC, 5.15%, 4/1/34, Callable
1/1/34 @ 100 704,235
675,000 AEP Transmission Co. LLC, 3.15%, 9/15/49, Callable
3/15/49 @ 100 443,304

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 731,000 AEP Transmission Co. LLC, Series N, 2.75%,
8/15/51, Callable 2/15/51 @ 100 $ 436,149
1,815,000 Alabama Power Co., 3.00%, 3/15/52, Callable
9/15/51 @ 100 1,173,492
526,000 Baltimore Gas and Electric Co., 3.20%, 9/15/49,
Callable 3/15/49 @ 100 349,927
242,000 Dominion Energy South Carolina, Inc., 6.25%,
10/15/53, Callable 4/15/53 @ 100 261,977
2,834,000 Duke Energy Carolinas LLC, 2.85%, 3/15/32,
Callable 12/15/31 @ 100 2,460,825
1,380,000 Duke Energy Carolinas LLC, 4.85%, 1/15/34,
Callable 10/15/33 @ 100 1,336,224
476,000 Duke Energy Carolinas LLC, 3.20%, 8/15/49,
Callable 2/15/49 @ 100 316,277
1,202,000 Duke Energy Carolinas LLC, 3.45%, 4/15/51,
Callable 10/15/50 @ 100 828,680
527,000 Duke Energy Corp., 3.95%, 8/15/47, Callable
2/15/47 @ 100 395,734
646,000 Duke Energy Corp., 3.50%, 6/15/51, Callable
12/15/50 @ 100 440,820
3,805,000 Duke Energy Florida LLC, 2.50%, 12/1/29, Callable
9/1/29 @ 100 3,412,294
1,191,000 Duke Energy Florida LLC, 1.75%, 6/15/30, Callable
3/15/30 @ 100 1,011,728
172,000 Duke Energy Florida LLC, 4.20%, 7/15/48, Callable
1/15/48 @ 100 138,522
131,000 Duke Energy Florida LLC, 6.20%, 11/15/53, Callable
5/15/53 @ 100 138,406
676,000 Duke Energy Progress LLC, 5.70%, 4/1/35 685,730
820,000 Duke Energy Progress LLC, 4.10%, 5/15/42, Callable
11/15/41 @ 100 677,316
1,630,000 Duke Energy Progress LLC, 4.38%, 3/30/44, Callable
9/30/43 @ 100 1,377,454
1,050,000 Duke Energy Progress LLC, 2.50%, 8/15/50, Callable
2/15/50 @ 100 612,056
2,835,000 Edison International, 4.13%, 3/15/28, Callable
12/15/27 @ 100 2,754,444
3,529,000 Edison International, 6.95%, 11/15/29, Callable
9/15/29 @ 100 3,766,085
8,044,000 FirstEnergy Corp., Series B, 3.90%, 7/15/27,
Callable 4/15/27 @ 100 7,833,834
3,710,000 FirstEnergy Corp., Series C, 3.40%, 3/1/50, Callable
9/1/49 @ 100 2,494,044
1,552,000 FirstEnergy Pennsylvania Electric Co., 3.25%,
3/15/28, Callable 12/15/27 @ 100(a) 1,473,090
2,057,000 FirstEnergy Transmission LLC, 5.00%, 1/15/35,
Callable 10/15/34 @ 100(a) 1,983,230
3,988,000 FirstEnergy Transmission LLC, 4.55%, 4/1/49,
Callable 10/1/48 @ 100(a) 3,357,330
3,044,000 Florida Power & Light Co., 2.88%, 12/4/51, Callable
6/4/51 @ 100 1,897,980
1,205,000 Georgia Power Co., 4.70%, 5/15/32, Callable
2/15/32 @ 100 1,174,691
1,829,000 Georgia Power Co., 4.95%, 5/17/33, Callable
11/17/32 @ 100 1,801,313
2,395,000 Georgia Power Co., 5.25%, 3/15/34, Callable
9/15/33 @ 100 2,371,706
450,000 Jersey Central Power & Light Co., 5.10%, 1/15/35,
Callable 10/15/34 @ 100(a) 439,144
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 911,000 MidAmerican Energy Co., 3.10%, 5/1/27, Callable
2/1/27 @ 100 $ 882,406
339,000 MidAmerican Energy Co., 3.15%, 4/15/50, Callable
10/15/49 @ 100 229,781
1,339,000 MidAmerican Energy Co., 2.70%, 8/1/52, Callable
2/1/52 @ 100 818,883
157,000 MidAmerican Energy Co., 5.30%, 2/1/55, Callable
8/1/54 @ 100 148,278
886,000 NRG Energy, Inc., 4.45%, 6/15/29, Callable 3/15/29
@ 100(a) 845,960
3,013,000 NRG Energy, Inc., 7.00%, 3/15/33, Callable
12/15/32 @ 100(a) 3,236,149
494,000 Ohio Power Co., Series G, 6.60%, 2/15/33 526,733
1,118,000 Ohio Power Co., 5.65%, 6/1/34, Callable 3/1/34
@ 100 1,129,467
152,000 Ohio Power Co., Series F, 5.85%, 10/1/35 155,108
2,810,000 Pacific Gas and Electric Co., 6.40%, 6/15/33,
Callable 3/15/33 @ 100 2,975,790
2,911,000 Pacific Gas and Electric Co., 5.80%, 5/15/34,
Callable 2/15/34 @ 100 2,985,478
2,250,000 Pacific Gas and Electric Co., 4.95%, 7/1/50, Callable
1/1/50 @ 100 1,946,268
1,847,000 Pacific Gas and Electric Co., 3.50%, 8/1/50, Callable
2/1/50 @ 100 1,273,093
376,000 Pacific Gas and Electric Co., 5.90%, 10/1/54,
Callable 4/1/54 @ 100 369,659
230,000 PECO Energy Co., 2.80%, 6/15/50, Callable
12/15/49 @ 100 144,103
702,000 PECO Energy Co., 3.05%, 3/15/51, Callable 9/15/50
@ 100 459,359
269,000 PECO Energy Co., 2.85%, 9/15/51, Callable 3/15/51
@ 100 167,645
388,000 PECO Energy Co., 4.38%, 8/15/52, Callable 2/15/52
@ 100 322,357
993,000 Southern California Edison Co., 5.30%, 3/1/28,
Callable 2/1/28 @ 100 1,004,626
1,205,000 Southern California Edison Co., Series B, 3.65%,
3/1/28, Callable 12/1/27 @ 100 1,160,999
872,000 Southern California Edison Co., Series 2004-G,
5.75%, 4/1/35 894,798
171,000 Southern California Edison Co., Series 2005-E,
5.35%, 7/15/35 170,419
352,000 Southern California Edison Co., 3.65%, 2/1/50,
Callable 8/1/49 @ 100 253,251
1,500,000 Southern California Edison Co., Series 20A, 2.95%,
2/1/51, Callable 8/1/50 @ 100 947,067
3,565,000 Southern Co. (The), 4.85%, 3/15/35, Callable
9/15/34 @ 100 3,392,882
250,000 System Energy Resources, Inc., 5.30%, 12/15/34,
Callable 9/15/34 @ 100 244,386
9,000 Tampa Electric Co., 4.45%, 6/15/49, Callable
12/15/48 @ 100 7,466
1,550,424 Texas Electric Market Stabilization Funding N LLC,
Series A-1, 4.26%, 8/1/34(a) 1,504,056
1,502,000 Virginia Electric and Power Co., 2.45%, 12/15/50,
Callable 6/15/50 @ 100 853,594
2,324,000 Vistra Operations Co. LLC, 5.05%, 12/30/26(a) 2,326,333
1,195,000 Vistra Operations Co. LLC, 6.95%, 10/15/33,
Callable 7/15/33 @ 100(a) 1,288,163

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 4,901,000 Vistra Operations Co. LLC, 6.00%, 4/15/34, Callable
1/15/34 @ 100(a) $ 4,979,191
1,755,000 Vistra Operations Co. LLC, 5.70%, 12/30/34,
Callable 9/30/34 @ 100(a) 1,742,034
90,009,996
Energy Equipment & Services (0.0%
†
):
849,000 ConocoPhillips Co., 4.03%, 3/15/62, Callable
9/15/61 @ 100 609,523
209,000 Duke Energy Ohio, Inc., 5.55%, 3/15/54, Callable
9/15/53 @ 100 203,348
812,871
Financial Services (0.8%):
1,265,000 Apollo Debt Solutions BDC, 6.70%, 7/29/31,
Callable 5/29/31 @ 100(a) 1,294,006
4,615,000 Ares Strategic Income Fund, 5.70%, 3/15/28,
Callable 2/15/28 @ 100(a) 4,605,558
1,141,000 Blackstone Private Credit Fund, 5.60%, 11/22/29,
Callable 10/22/29 @ 100(a) 1,127,842
1,822,000 Blackstone Private Credit Fund, 6.00%, 11/22/34,
Callable 8/22/34 @ 100(a) 1,773,775
659,000 Blue Owl Credit Income Corp., 5.80%, 3/15/30,
Callable 2/15/30 @ 100(a) 648,820
296,000 BOC Aviation USA Corp., 4.63%, 9/4/31, Callable
7/4/31 @ 100(a) 287,417
295,000 Franciscan Missionaries of Our Lady Health System,
Inc., Series B, 3.91%, 7/1/49, Callable 1/1/49 @
100 222,813
146,000 Glencore Funding LLC, 3.88%, 10/27/27, Callable
7/27/27 @ 100(a) 141,878
4,461,000 Glencore Funding LLC, 5.40%, 5/8/28, Callable
4/8/28 @ 100(a) 4,499,610
2,882,000 Glencore Funding LLC, 4.88%, 3/12/29, Callable
12/12/28 @ 100(a) 2,858,970
913,000 Glencore Funding LLC, 5.37%, 4/4/29, Callable
3/4/29 @ 100(a) 918,808
3,196,000 Global Payments, Inc., 4.45%, 6/1/28, Callable
3/1/28 @ 100 3,118,206
360,000 Global Payments, Inc., 2.90%, 5/15/30, Callable
2/15/30 @ 100 319,023
400,000 Global Payments, Inc., 4.15%, 8/15/49, Callable
2/15/49 @ 100 297,707
168,000 Global Payments, Inc., 5.95%, 8/15/52, Callable
2/15/52 @ 100 162,223
662,000 Mastercard, Inc., 3.65%, 6/1/49, Callable 12/1/48
@ 100 498,550
218,000 Mastercard, Inc., 2.95%, 3/15/51, Callable 9/15/50
@ 100 140,771
915,000 Northwest Florida Timber Finance LLC, 4.75%,
3/4/29(a) 865,892
23,781,869
Gas Utilities (0.4%):
10,023,000 Cheniere Corpus Christi Holdings LLC, 5.13%,
6/30/27, Callable 1/1/27 @ 100 10,073,115
940,000 Cheniere Corpus Christi Holdings LLC, 3.70%,
11/15/29, Callable 5/18/29 @ 100 882,219
369,000 Piedmont Natural Gas Co., Inc., 3.50%, 6/1/29,
Callable 3/1/29 @ 100 347,679
Principal Amount Value
Corporate Bonds, continued
Gas Utilities, continued
$ 208,000 Piedmont Natural Gas Co., Inc., 2.50%, 3/15/31,
Callable 12/15/30 @ 100 $ 178,146
11,481,159
Ground Transportation (0.3%):
541,000 Burlington Northern Santa Fe LLC, 3.05%, 2/15/51,
Callable 8/15/50 @ 100 354,246
424,000 Burlington Northern Santa Fe LLC, 3.30%, 9/15/51,
Callable 3/15/51 @ 100 291,019
2,373,000 Burlington Northern Santa Fe LLC, 2.88%, 6/15/52,
Callable 12/15/51 @ 100 1,475,425
1,020,000 CSX Corp., 4.90%, 3/15/55, Callable 9/15/54 @ 100 913,291
726,000 Norfolk Southern Corp., 2.55%, 11/1/29, Callable
8/1/29 @ 100 654,538
2,354,000 Norfolk Southern Corp., 3.16%, 5/15/55, Callable
11/15/54 @ 100 1,481,370
781,000 Uber Technologies, Inc., 4.80%, 9/15/34, Callable
6/15/34 @ 100 746,605
2,513,000 Union Pacific Corp., 2.95%, 3/10/52, Callable
9/10/51 @ 100 1,584,406
331,281 Union Pacific Railroad Co. Pass Through Trust,
Series 2014-1, 3.23%, 5/14/26 323,582
7,824,482
Health Care Providers & Services (1.1%):
275,000 AHS Hospital Corp., Series 2021, 2.78%, 7/1/51,
Callable 1/1/51 @ 100 168,521
610,000 City of Hope, Series 2013, 5.62%, 11/15/43 583,405
350,000 CommonSpirit Health, 2.78%, 10/1/30, Callable
4/1/30 @ 100 308,302
130,000 CommonSpirit Health, 3.82%, 10/1/49, Callable
4/1/49 @ 100 96,000
965,000 Corewell Health Obligated Group, Series 2019-A,
3.49%, 7/15/49, Callable 1/15/49 @ 100 687,047
2,344,000 CVS Health Corp., 5.00%, 1/30/29, Callable
12/30/28 @ 100 2,304,032
149,000 CVS Health Corp., 5.13%, 2/21/30, Callable
12/21/29 @ 100 145,443
1,598,000 CVS Health Corp., 3.75%, 4/1/30, Callable 1/1/30
@ 100 1,463,635
1,240,000 Duke University Health System, Inc., Series 2017,
3.92%, 6/1/47, Callable 12/1/46 @ 100 975,491
1,679,000 Elevance Health, Inc., 3.13%, 5/15/50, Callable
11/15/49 @ 100 1,073,210
265,000 Elevance Health, Inc., 4.55%, 5/15/52, Callable
11/15/51 @ 100 211,384
2,235,000 HCA, Inc., 5.20%, 6/1/28, Callable 5/1/28 @ 100 2,236,513
2,383,000 HCA, Inc., 5.63%, 9/1/28, Callable 3/1/28 @ 100 2,410,700
7,646,000 HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100 7,276,018
3,904,000 HCA, Inc., 5.45%, 4/1/31, Callable 2/1/31 @ 100 3,885,011
555,000 HCA, Inc., 2.38%, 7/15/31, Callable 4/15/31 @ 100 457,985
486,000 HCA, Inc., 5.45%, 9/15/34, Callable 6/15/34 @ 100 473,804
1,434,000 HCA, Inc., 3.50%, 7/15/51, Callable 1/15/51 @ 100 916,672
197,000 Hoag Memorial Hospital Presbyterian, 3.80%,
7/15/52, Callable 1/15/52 @ 100 145,954
153,000 Humana, Inc., 1.35%, 2/3/27, Callable 1/3/27 @
100 142,051
410,000 Mount Nittany Medical Center Obligated Group,
Series 2022, 3.80%, 11/15/52 296,861

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 1,296,000 Solventum Corp., 5.45%, 2/25/27, Callable 1/25/27
@ 100(a) $ 1,307,892
925,000 Solventum Corp., 6.00%, 5/15/64, Callable
11/15/63 @ 100(a) 899,586
1,909,000 UnitedHealth Group, Inc., 2.90%, 5/15/50, Callable
11/15/49 @ 100 1,170,946
626,000 UnitedHealth Group, Inc., 3.25%, 5/15/51, Callable
11/15/50 @ 100 407,781
1,480,000 UnitedHealth Group, Inc., 3.88%, 8/15/59, Callable
2/15/59 @ 100 1,032,185
31,076,429
Hotels, Restaurants & Leisure (0.0%
†
):
72,000 Marriott International, Inc., 5.35%, 3/15/35,
Callable 12/15/34 @ 100 70,997
Household Durables (0.3%):
1,775,000 D.R. Horton, Inc., 5.00%, 10/15/34, Callable
7/15/34 @ 100 1,713,297
5,585,000 DR Horton, Inc., 1.30%, 10/15/26, Callable 9/15/26
@ 100 5,259,121
6,972,418
Industrial Conglomerates (0.1%):
137,000 Extra Space Storage, LP, 5.50%, 7/1/30, Callable
5/1/30 @ 100 140,563
1,525,000 Extra Space Storage, LP, 5.35%, 1/15/35, Callable
10/15/34 @ 100 1,500,714
615,000 Honeywell International, Inc., 2.80%, 6/1/50,
Callable 12/1/49 @ 100 385,456
183,000 Honeywell International, Inc., 5.35%, 3/1/64,
Callable 9/1/63 @ 100 171,843
2,198,576
Insurance (0.1%):
385,000 American International Group, Inc., 4.38%, 6/30/50,
Callable 12/30/49 @ 100 317,337
210,000 Arthur J. Gallagher & Co., 5.55%, 2/15/55, Callable
8/15/54 @ 100 201,193
597,000 Marsh & McLennan Cos., Inc., 2.90%, 12/15/51,
Callable 6/15/51 @ 100 371,414
597,000 Marsh & McLennan Cos., Inc., 5.40%, 3/15/55,
Callable 9/15/54 @ 100 571,634
1,461,578
Interactive Media & Services (0.2%):
4,509,000 Meta Platforms, Inc., 4.65%, 8/15/62, Callable
2/15/62 @ 100 3,823,925
1,896,000 Meta Platforms, Inc., 5.55%, 8/15/64, Callable
2/15/64 @ 100 1,842,831
5,666,756
IT Services (0.2%):
832,000 Gartner, Inc., 4.50%, 7/1/28, Callable 2/7/25 @
101.13(a) 808,909
6,244,000 Gartner, Inc., 3.63%, 6/15/29, Callable 2/7/25 @
101.81(a) 5,796,249
6,605,158
Life Sciences Tools & Services (0.0%
†
):
170,000 Agilent Technologies, Inc., 2.30%, 3/12/31, Callable
12/12/30 @ 100 144,017
Principal Amount Value
Corporate Bonds, continued
Life Sciences Tools & Services, continued
$ 345,000 Thermo Fisher Scientific, Inc., 5.09%, 8/10/33,
Callable 5/10/33 @ 100 $ 341,769
485,786
Machinery (0.1%):
1,226,000 Caterpillar, Inc., 3.25%, 4/9/50, Callable 10/9/49
@ 100 846,794
694,000 CNH Industrial Capital LLC, 4.55%, 4/10/28, Callable
3/10/28 @ 100 684,647
1,531,441
Media (0.3%):
2,976,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 3.95%, 6/30/62,
Callable 12/30/61 @ 100 1,810,953
3,939,000 Comcast Corp., 2.94%, 11/1/56, Callable 5/1/56
@ 100 2,291,734
2,532,000 Comcast Corp., 2.65%, 8/15/62, Callable 2/15/62
@ 100 1,322,383
588,000 Paramount Global, 3.70%, 10/4/26, Callable 7/4/26
@ 100 566,472
345,000 Paramount Global, 2.90%, 1/15/27, Callable
10/15/26 @ 100 330,024
678,000 Paramount Global, 5.85%, 9/1/43, Callable 3/1/43
@ 100 587,434
210,000 Paramount Global, 5.25%, 4/1/44, Callable 10/1/43
@ 100 163,601
162,000 Paramount Global, 4.90%, 8/15/44, Callable
2/15/44 @ 100^ 122,911
234,000 Paramount Global, 4.60%, 1/15/45, Callable
7/15/44 @ 100 171,153
220,000 Paramount Global, 4.95%, 5/19/50, Callable
11/19/49 @ 100 165,947
7,532,612
Multi-Utilities (0.2%):
242,000 CenterPoint Energy Resources Corp., 4.00%,
4/1/28, Callable 1/1/28 @ 100 233,841
1,113,000 Dominion Energy, Inc., Series B, 7.00% (H15T5Y),
6/1/54, Callable 3/3/34 @ 100 1,172,824
800,000 Dominion Energy, Inc., 6.62% (H15T5Y), 5/15/55,
Callable 2/15/35 @ 100 813,000
944,000 NiSource, Inc., 5.25%, 3/30/28, Callable 2/29/28
@ 100 952,661
848,000 NiSource, Inc., 1.70%, 2/15/31, Callable 11/15/30
@ 100 695,471
212,000 San Diego Gas & Electric Co., 2.95%, 8/15/51,
Callable 2/15/51 @ 100 137,746
376,000 San Diego Gas & Electric Co., 3.70%, 3/15/52,
Callable 9/15/51 @ 100 273,203
4,278,746
Oil, Gas & Consumable Fuels (4.5%):
718,000 Apache Corp., 4.25%, 1/15/30, Callable 10/15/29
@ 100^ 674,740
4,530,000 Cameron LNG LLC, 2.90%, 7/15/31, Callable
4/15/31 @ 100(a) 3,939,628
921,000 Cameron LNG LLC, 3.30%, 1/15/35, Callable
9/15/34 @ 100(a) 759,043
1,257,000 Cheniere Energy Partners LP, 4.00%, 3/1/31,
Callable 3/1/26 @ 102 1,161,741

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 3,277,000 Cheniere Energy Partners LP, 3.25%, 1/31/32,
Callable 1/31/27 @ 101.63 $ 2,832,934
3,590,000 Cheniere Energy Partners LP, 5.75%, 8/15/34,
Callable 2/15/34 @ 100(a) 3,598,645
4,270,000 Cheniere Energy, Inc., 5.65%, 4/15/34, Callable
10/15/33 @ 100 4,247,019
1,024,000 Chevron Corp., 3.08%, 5/11/50, Callable 11/11/49
@ 100 679,534
758,000 Chevron USA, Inc., 2.34%, 8/12/50, Callable
2/12/50 @ 100 427,172
796,000 ConocoPhillips Co., 3.80%, 3/15/52, Callable
9/15/51 @ 100 582,318
147,000 Devon Energy Corp., 5.25%, 10/15/27, Callable
1/18/25 @ 100.88 146,998
348,000 Devon Energy Corp., 7.88%, 9/30/31 392,544
833,000 Devon Energy Corp., 5.75%, 9/15/54, Callable
3/15/54 @ 100 756,030
6,138,000 Diamondback Energy, Inc., 3.25%, 12/1/26, Callable
10/1/26 @ 100 5,956,561
19,454,000 Diamondback Energy, Inc., 3.50%, 12/1/29, Callable
9/1/29 @ 100 18,054,110
18,436,000 Diamondback Energy, Inc., 3.13%, 3/24/31, Callable
12/24/30 @ 100 16,376,330
557,000 Diamondback Energy, Inc., 6.25%, 3/15/33, Callable
12/15/32 @ 100 581,295
887,000 Diamondback Energy, Inc., 5.90%, 4/18/64, Callable
10/18/63 @ 100 831,083
1,832,000 Energy Transfer LP, 5.50%, 6/1/27, Callable 3/1/27
@ 100 1,854,775
1,632,000 Energy Transfer LP, 4.95%, 6/15/28, Callable
3/15/28 @ 100 1,627,427
297,000 Energy Transfer LP, 8.25%, 11/15/29, Callable
8/15/29 @ 100 332,550
5,314,000 Energy Transfer LP, 5.00%, 5/15/50, Callable
11/15/49 @ 100 4,497,477
381,000 Energy Transfer, LP, 4.15%, 9/15/29, Callable
6/15/29 @ 100 366,108
18,968,000 EQT Corp., 3.90%, 10/1/27, Callable 7/1/27 @ 100 18,458,273
5,138,000 EQT Corp., 5.70%, 4/1/28, Callable 3/1/28 @ 100 5,210,595
3,000,000 EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100 2,957,043
544,000 EQT Corp., 7.00%, 2/1/30, Callable 11/1/29 @ 100 579,146
2,000 EQT Corp., 5.75%, 2/1/34, Callable 11/1/33 @ 100 1,983
392,000 Exxon Mobil Corp., 3.57%, 3/6/45, Callable 9/6/44
@ 100 294,823
1,062,000 Exxon Mobil Corp., 3.45%, 4/15/51, Callable
10/15/50 @ 100 747,316
563,000 Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @
100^ 564,074
962,000 Johnsonville Aeroderivative Combustion Turbine
Generation LLC, 5.08%, 10/1/54 929,111
388,000 Kinder Morgan, Inc., 3.60%, 2/15/51, Callable
8/15/50 @ 100 263,802
643,000 Ovintiv, Inc., 7.10%, 7/15/53, Callable 1/15/53
@ 100 684,360
532,000 Pioneer Natural Resources Co., 1.13%, 1/15/26,
Callable 12/15/25 @ 100 513,325
2,028,000 Pioneer Natural Resources Co., 5.10%, 3/29/26 2,040,914
13,786,000 Sabine Pass Liquefaction LLC, 4.20%, 3/15/28,
Callable 9/15/27 @ 100 13,460,209
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 1,219,000 Sabine Pass Liquefaction LLC, 5.90%, 9/15/37,
Callable 3/15/37 @ 100 $ 1,244,081
308,000 Targa Resources Corp., 5.20%, 7/1/27, Callable
6/1/27 @ 100 309,731
1,764,000 Targa Resources Corp., 4.95%, 4/15/52, Callable
10/15/51 @ 100 1,483,554
2,601,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 5.00%, 1/15/28, Callable
2/7/25 @ 100.83 2,571,739
140,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 5.50%, 3/1/30, Callable
3/1/25 @ 102.75 140,280
2,209,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.88%, 2/1/31, Callable
2/1/26 @ 102.44 2,129,158
513,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.00%, 1/15/32, Callable
7/15/26 @ 102 465,507
147,000 Texas Eastern Transmission LP, 3.50%, 1/15/28,
Callable 10/15/27 @ 100(a) 140,744
215,000 Transcontinental Gas Pipe Line Co. LLC, 4.00%,
3/15/28, Callable 12/15/27 @ 100 208,582
126,074,412
Passenger Airlines (0.1%):
638,883 Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets, Ltd., 6.50%, 6/20/27, Callable
2/7/25 @ 101.63(a) 640,479
1,768,000 United Airlines Pass Through Trust, Series 2024-1,
Class A, 5.88%, 2/15/37 1,806,113
2,446,592
Pharmaceuticals (0.1%):
1,558,000 Bristol-Myers Squibb Co., 2.95%, 3/15/32, Callable
12/15/31 @ 100 1,351,622
1,239,000 Pfizer, Inc., 2.70%, 5/28/50, Callable 11/28/49 @
100 757,464
1,937,000 Wyeth LLC, 6.00%, 2/15/36 2,024,967
4,134,053
Real Estate Management & Development (0.2%):
240,000 VICI Properties LP/VICI Note Co., Inc., 4.25%,
12/1/26, Callable 1/18/25 @ 100(a) 236,080
626,000 VICI Properties LP/VICI Note Co., Inc., 5.75%,
2/1/27, Callable 11/1/26 @ 100(a) 629,439
6,252,000 VICI Properties LP/VICI Note Co., Inc., 4.13%,
8/15/30, Callable 2/15/25 @ 102.06(a) 5,795,235
175,000 VICI Properties, LP/VICI Note Co., Inc., 4.50%,
1/15/28, Callable 10/15/27 @ 100(a) 170,843
6,831,597
Retail REITs (0.2%):
272,000 NNN REIT, Inc., 3.10%, 4/15/50, Callable 10/15/49
@ 100 171,258
1,350,000 NNN REIT, Inc., 3.00%, 4/15/52, Callable 10/15/51
@ 100 821,398
5,203,000 VICI Properties LP, 4.75%, 2/15/28, Callable
1/15/28 @ 100 5,146,188
6,138,844

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment (0.5%):
$ 1,131,000 Broadcom, Inc., 5.00%, 4/15/30, Callable 1/15/30
@ 100 $ 1,131,793
838,000 Broadcom, Inc., 4.15%, 11/15/30, Callable 8/15/30
@ 100 802,834
4,232,000 Broadcom, Inc., 4.30%, 11/15/32, Callable 8/15/32
@ 100 3,983,755
606,000 Broadcom, Inc., 3.14%, 11/15/35, Callable 8/15/35
@ 100(a) 492,062
2,388,000 Broadcom, Inc., 3.19%, 11/15/36, Callable 8/15/36
@ 100(a) 1,912,690
1,420,000 Intel Corp., 3.10%, 2/15/60, Callable 8/15/59 @ 100 760,389
523,000 Intel Corp., 3.20%, 8/12/61, Callable 2/12/61 @ 100 283,146
1,832,000 KLA Corp., 4.65%, 7/15/32, Callable 4/15/32 @ 100 1,791,137
1,075,000 KLA Corp., 4.70%, 2/1/34, Callable 11/1/33 @ 100 1,044,983
308,000 Lam Research Corp., 3.13%, 6/15/60, Callable
12/15/59 @ 100 187,301
363,000 Texas Instruments, Inc., 2.70%, 9/15/51, Callable
3/15/51 @ 100 219,746
419,000 Texas Instruments, Inc., 4.10%, 8/16/52, Callable
2/16/52 @ 100 329,417
12,939,253
Software (0.4%):
1,515,000 AppLovin Corp., 5.38%, 12/1/31, Callable 10/1/31
@ 100 1,516,685
450,000 AppLovin Corp., 5.95%, 12/1/54, Callable 6/1/54
@ 100 447,714
2,938,000 Oracle Corp., 3.85%, 7/15/36, Callable 1/15/36
@ 100 2,510,903
394,000 Oracle Corp., 3.95%, 3/25/51, Callable 9/25/50
@ 100 290,665
5,953,000 Oracle Corp., 4.38%, 5/15/55, Callable 11/15/54
@ 100 4,640,786
1,381,000 Oracle Corp., 3.85%, 4/1/60, Callable 10/1/59 @
100 944,433
10,351,186
Specialized REITs (1.0%):
276,000 American Tower Corp., 3.60%, 1/15/28, Callable
10/15/27 @ 100 265,405
3,629,000 American Tower Corp., 5.50%, 3/15/28, Callable
2/15/28 @ 100 3,684,836
5,422,000 American Tower Corp., 2.90%, 1/15/30, Callable
10/15/29 @ 100 4,882,169
328,000 American Tower Corp., 1.88%, 10/15/30, Callable
7/15/30 @ 100 274,119
1,120,000 American Tower Corp., 2.70%, 4/15/31, Callable
1/15/31 @ 100 962,003
182,000 American Tower Corp., 2.30%, 9/15/31, Callable
6/15/31 @ 100 151,121
400,000 American Tower Corp., 4.05%, 3/15/32, Callable
12/15/31 @ 100 370,840
827,000 Crown Castle, Inc., 3.65%, 9/1/27, Callable 6/1/27
@ 100 801,970
1,501,000 Crown Castle, Inc., 3.80%, 2/15/28, Callable
11/15/27 @ 100 1,442,248
170,000 Crown Castle, Inc., 2.10%, 4/1/31, Callable 1/1/31
@ 100 140,816
655,000 Crown Castle, Inc., 2.50%, 7/15/31, Callable
4/15/31 @ 100 552,096
Principal Amount Value
Corporate Bonds, continued
Specialized REITs, continued
$ 4,678,000 Equinix, Inc., 1.55%, 3/15/28, Callable 1/15/28
@ 100 $ 4,212,675
166,000 Equinix, Inc., 2.00%, 5/15/28, Callable 3/15/28
@ 100 150,852
565,000 Equinix, Inc., 3.20%, 11/18/29, Callable 8/18/29
@ 100 519,443
5,441,000 Equinix, Inc., 3.90%, 4/15/32, Callable 1/15/32
@ 100 5,004,234
416,000 Extra Space Storage LP, 4.00%, 6/15/29, Callable
3/15/29 @ 100 398,248
696,000 Extra Space Storage, LP, 5.70%, 4/1/28, Callable
3/1/28 @ 100 710,580
3,140,000 VICI Properties, LP, 6.13%, 4/1/54, Callable 10/1/53
@ 100 3,120,165
27,643,820
Specialty Retail (0.1%):
988,000 Home Depot, Inc. (The), 2.38%, 3/15/51, Callable
9/15/50 @ 100 558,430
901,000 Home Depot, Inc. (The), 3.63%, 4/15/52, Callable
10/15/51 @ 100 654,004
379,000 Home Depot, Inc. (The), 3.50%, 9/15/56, Callable
3/15/56 @ 100 263,008
218,000 Home Depot, Inc. (The), 5.40%, 6/25/64, Callable
12/25/63 @ 100 208,878
3,446,000 Lowe's Cos., Inc., 3.00%, 10/15/50, Callable
4/15/50 @ 100 2,136,358
3,820,678
Technology Hardware, Storage & Peripherals (0.1%):
719,000 Dell International LLC/EMC Corp., 3.45%, 12/15/51,
Callable 6/15/51 @ 100 484,796
536,000 Hewlett Packard Enterprise Co., 6.35%, 10/15/45,
Callable 4/15/45 @ 100 556,445
494,000 TSMC Arizona Corp., 4.25%, 4/22/32, Callable
1/22/32 @ 100^ 472,427
1,513,668
Textiles, Apparel & Luxury Goods (0.0%
†
):
617,000 NIKE, Inc., 3.38%, 3/27/50, Callable 9/27/49 @ 100 433,538
Tobacco (0.8%):
1,579,000 Altria Group, Inc., 4.80%, 2/14/29, Callable
11/14/28 @ 100 1,562,100
1,332,000 Altria Group, Inc., 3.40%, 5/6/30, Callable 2/6/30
@ 100 1,220,369
4,523,000 Altria Group, Inc., 3.70%, 2/4/51, Callable 8/4/50
@ 100 3,069,928
4,917,000 BAT Capital Corp., 2.26%, 3/25/28, Callable 1/25/28
@ 100 4,494,940
1,600,000 BAT Capital Corp., 3.46%, 9/6/29, Callable 6/6/29
@ 100 1,491,934
6,170,000 BAT Capital Corp., 4.76%, 9/6/49, Callable 3/6/49
@ 100 4,971,971
5,563,000 BAT Capital Corp., 5.65%, 3/16/52, Callable 9/16/51
@ 100 5,069,523
539,000 BAT Capital Corp., 7.08%, 8/2/53, Callable 2/2/53
@ 100 592,440
22,473,205

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Wireless Telecommunication Services (0.0%
†
):
$ 764,000 T-Mobile USA, Inc., 4.95%, 3/15/28, Callable
2/15/28 @ 100 $ 763,818
380,000 T-Mobile USA, Inc., 5.05%, 7/15/33, Callable
4/15/33 @ 100 371,793
1,135,611
Total Corporate Bonds (Cost $685,512,158) 673,421,579
Foreign Bond (0.0%
†
):
Sovereign Bond (0.0%
†
):
163,000 Romanian Government International Bond,
Registered Shares, 2.50%, 2/8/30, MTN(a) 151,458
Total Foreign Bond (Cost $143,042) 151,458
Yankee Debt Obligations (2.7%):
Aerospace & Defense (0.1%):
2,581,000 BAE Systems PLC, 5.25%, 3/26/31, Callable
2/26/31 @ 100(a) 2,597,036
Banks (0.1%):
415,000 Banco del Estado de Chile, Registered Shares,
2.70%, 1/9/25(a) 413,921
200,000 Bank Gospodarstwa Krajowego, 6.25%, 10/31/28(a) 207,406
531,000 Bank Gospodarstwa Krajowego, 5.75%, 7/9/34(a) 524,379
446,000 Credicorp, Ltd., 2.75%, 6/17/25, Callable 5/17/25
@ 100(a) 440,340
348,000 Intercorp Peru, Ltd., 3.88%, 8/15/29, Callable
5/15/29 @ 100^(a) 313,714
1,899,760
Capital Markets (0.1%):
1,400,000 Brookfield Finance, Inc., 6.30% (H15T5Y), 1/15/55,
Callable 10/15/34 @ 100 1,354,858
322,000 Gaci First Investment Co., 5.13%, 2/14/53, Callable
8/14/52 @ 100(a) 268,249
1,172,000 UBS Group AG, 4.25%, 3/23/28, Callable 3/23/27
@ 100(a) 1,138,787
140,000 Vale Overseas, Ltd., 6.40%, 6/28/54, Callable
12/28/53 @ 100 136,395
2,898,289
Chemicals (0.1%):
660,000 MEGlobal BV, 4.25%, 11/3/26(a) 645,658
244,000 Oriental Republic of Uruguay, 5.25%, 9/10/60,
Callable 3/10/60 @ 100 221,430
561,000 SABIC Capital II BV, 4.50%, 10/10/28(a) 549,260
1,416,348
Diversified Telecommunication Services (0.0%
†
):
344,000 CK Hutchison International 23, Ltd., 4.75%,
4/21/28, Callable 3/21/28 @ 100(a) 341,998
Electrical Equipment (0.0%
†
):
515,000 Sociedad Quimica y Minera de Chile SA, 4.25%,
1/22/50, Callable 7/22/49 @ 100(a) 393,854
Energy Equipment & Services (0.0%
†
):
321,000 Adnoc Murban Rsc, Ltd., 5.13%, 9/11/54, Callable
3/11/54 @ 100(a) 287,638
200,000 QazaqGaz NC JSC, Registered Shares, 4.38%,
9/26/27(a) 191,500
479,138
Principal Amount Value
Yankee Debt Obligations, continued
Financial Services (0.2%):
$ 4,127,000 AS Mileage Plan IP, Ltd., 5.02%, 10/20/29, Callable
9/20/29 @ 100(a) $ 4,037,147
470,000 Banco Latinoamericano de Comercio Exterior SA,
2.38%, 9/14/25, Callable 8/15/25 @ 100(a) 461,488
200,000 Banco Nacional de Panama, 2.50%, 8/11/30,
Callable 5/11/30 @ 100(a) 159,000
762,000 Consorcio Transmantaro SA, 4.70%, 4/16/34^(a) 702,825
402,000 Corp. Financiera de Desarrollo SA, 5.95%, 4/30/29,
Callable 3/30/29 @ 100(a) 406,169
390,000 FIEMEX Energia - Banco Actinver SA Institucion de
Banca Multiple, 7.25%, 1/31/41, Callable 7/31/40
@ 100(a) 380,472
219,000 MVM Energetika Zrt, 7.50%, 6/9/28, Callable 3/9/28
@ 100(a) 228,439
6,375,540
Food Products (0.0%
†
):
697,000 Grupo Bimbo SAB de CV, 4.00%, 9/6/49^(a) 508,897
Health Care Providers & Services (0.0%
†
):
557,839 Galaxy Pipeline Assets Bidco, Ltd., 2.94%,
9/30/40(a) 439,379
Household Durables (0.0%
†
):
330,000 LG Electronics, Inc., 5.63%, 4/24/27(a) 333,859
Independent Power and Renewable Electricity Producers
(0.0%
†
):
256,005 AES Panama Generation Holdings SRL, 4.38%,
5/31/30, Callable 2/28/30 @ 100(a) 222,724
506,000 Colbun SA, 3.15%, 1/19/32, Callable 10/19/31 @
100(a) 421,236
527,000 Kallpa Generacion SA, 4.13%, 8/16/27, Callable
5/16/27 @ 100(a) 507,612
1,151,572
Interactive Media & Services (0.0%
†
):
475,000 Baidu, Inc., 4.38%, 3/29/28, Callable 12/29/27
@ 100 466,762
515,000 Tencent Holdings, Ltd., 3.60%, 1/19/28, Callable
10/19/27 @ 100(a) 496,201
962,963
Machinery (0.0%
†
):
258,000 CNH Industrial NV, 3.85%, 11/15/27, Callable
8/15/27 @ 100 252,031
Metals & Mining (0.7%):
923,000 Anglo American Capital plc, 5.50%, 5/2/33, Callable
2/2/33 @ 100(a) 910,643
1,209,000 Anglo American Capital PLC, 4.88%, 5/14/25(a) 1,206,086
2,799,000 Anglo American Capital PLC, 5.63%, 4/1/30,
Callable 1/1/30 @ 100(a) 2,819,416
6,131,000 Anglo American Capital PLC, 2.63%, 9/10/30,
Callable 6/10/30 @ 100(a) 5,308,692
5,765,000 Anglo American Capital PLC, 2.88%, 3/17/31,
Callable 12/17/30 @ 100(a) 4,983,520
1,006,000 Anglo American Capital PLC, 4.75%, 3/16/52,
Callable 9/16/51 @ 100(a) 831,719
535,000 Anglo American Capital PLC, 6.00%, 4/5/54,
Callable 10/5/53 @ 100(a) 527,225
525,000 Antofagasta PLC, 2.38%, 10/14/30, Callable
7/14/30 @ 100(a) 438,191

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Metals & Mining, continued
$ 269,000 Antofagasta PLC, 6.25%, 5/2/34, Callable 2/2/34
@ 100(a) $ 272,088
858,000 Corp. Nacional del Cobre de Chile, Registered
Shares, 3.63%, 8/1/27, Callable 5/1/27 @ 100(a) 820,377
425,000 Freeport Indonesia PT, Registered Shares, 4.76%,
4/14/27, Callable 3/14/27 @ 100(a) 421,031
18,538,988
Oil, Gas & Consumable Fuels (0.1%):
272,000 Abu Dhabi Developmental Holding Co. PJSC,
5.38%, 5/8/29, Callable 4/8/29 @ 100(a) 273,982
200,000 Abu Dhabi Developmental Holding Co. PJSC,
5.25%, 10/2/54, Callable 4/2/54 @ 100(a) 183,098
715,000 EIG Pearl Holdings Sarl, 4.39%, 11/30/46(a) 552,718
270,000 KazMunayGas National Co. JSC, 3.50%, 4/14/33,
Callable 10/14/32 @ 100(a) 223,762
470,000 Pertamina Persero PT, 3.10%, 1/21/30, Callable
10/21/29 @ 100(a) 424,762
150,000 Pluspetrol Camisea SA/Pluspetrol Lote 56 SA,
6.24%, 7/3/36, Callable 4/3/36 @ 100(a) 150,297
495,000 QatarEnergy, 2.25%, 7/12/31, Callable 4/12/31 @
100(a) 416,618
623,000 Saudi Arabian Oil Co., 3.25%, 11/24/50, Callable
5/24/50 @ 100(a) 404,862
383,000 Saudi Arabian Oil Co., 5.88%, 7/17/64, Callable
1/17/64 @ 100(a) 354,874
604,000 Saudi Arabian Oil Co., 3.50%, 11/24/70, Callable
5/24/70 @ 100(a) 367,367
3,352,340
Paper & Forest Products (0.1%):
615,000 Celulosa Arauco y Constitucion SA, 4.20%, 1/29/30,
Callable 10/29/29 @ 100(a) 568,866
552,000 Suzano Austria GmbH, 5.75%, 7/14/26^(a) 554,677
327,000 Suzano Austria GmbH, 3.75%, 1/15/31, Callable
10/15/30 @ 100 290,333
278,000 Suzano International Finance BV, 5.50%, 1/17/27 278,616
1,692,492
Pharmaceuticals (0.0%
†
):
463,000 Takeda Pharmaceutical Co., Ltd., 2.05%, 3/31/30,
Callable 12/31/29 @ 100 399,217
Semiconductors & Semiconductor Equipment (0.0%
†
):
200,000 SK Hynix, Inc., Registered Shares, 6.50%,
1/17/33(a) 210,424
Software (0.0%
†
):
650,000 SA Global Sukuk, Ltd., 2.69%, 6/17/31, Callable
3/17/31 @ 100^(a) 561,892
Sovereign Bond (0.9%):
434,000 Abu Dhabi Government International Bond, 3.88%,
4/16/50(a) 331,867
625,733 Chile Government International Bond, 4.95%,
1/5/36, Callable 10/5/35 @ 100 591,850
3,516,000 Colombia Government International Bond, 3.88%,
4/25/27, Callable 1/25/27 @ 100 3,357,140
275,000 Colombia Government International Bond, 4.50%,
3/15/29, Callable 12/15/28 @ 100 254,577
567,000 Colombia Government International Bond, 3.00%,
1/30/30, Callable 10/30/29 @ 100 471,672
Principal Amount Value
Yankee Debt Obligations, continued
Sovereign Bond, continued
$ 1,905,000 Colombia Government International Bond, 3.13%,
4/15/31, Callable 1/15/31 @ 100 $ 1,515,092
860,000 Colombia Government International Bond, 3.25%,
4/22/32, Callable 1/22/32 @ 100 660,500
425,000 Hungary Government International Bond, 5.25%,
6/16/29(a) 417,642
200,000 Hungary Government International Bond, Registered
Shares, 5.50%, 6/16/34(a) 190,140
240,000 Hungary Government International Bond, Series
30Y, 7.63%, 3/29/41 264,962
815,000 Mexico Government International Bond, 3.75%,
1/11/28 776,252
378,000 Mexico Government International Bond, 4.75%,
4/27/32, Callable 1/27/32 @ 100 344,246
4,915,000 Mexico Government International Bond, 6.35%,
2/9/35, Callable 11/9/34 @ 100 4,803,896
654,000 Mexico Government International Bond, 4.75%,
3/8/44 494,691
654,000 Mexico Government International Bond, 5.55%,
1/21/45 566,464
2,625,000 Mexico Government International Bond, 4.40%,
2/12/52, Callable 8/12/51 @ 100 1,775,492
200,000 Mexico Government International Bond, 6.34%,
5/4/53, Callable 11/4/52 @ 100 178,207
985,000 Mexico Government International Bond, 6.40%,
5/7/54, Callable 11/7/53 @ 100 883,649
322,000 Mexico Government International Bond, 5.75%,
10/12/10 247,081
200,000 Perusahaan Penerbit SBSN Indonesia III, 4.40%,
6/6/27(a) 196,987
430,000 Peruvian Government International Bond, 2.78%,
1/23/31, Callable 10/23/30 @ 100 367,113
397,000 Peruvian Government International Bond, 1.86%,
12/1/32, Callable 9/1/32 @ 100 300,824
116,000 Peruvian Government International Bond, 3.00%,
1/15/34, Callable 10/15/33 @ 100 93,361
3,600,000 Province of British Columbia Canada, 4.75%,
6/12/34 3,547,966
200,000 Qatar Government International Bond, 4.00%,
3/14/29(a) 194,730
200,000 Qatar Government International Bond, 3.75%,
4/16/30(a) 189,716
200,000 Qatar Government International Bond, Registered
Shares, 5.10%, 4/23/48(a) 189,728
412,000 Republic of Poland Government International Bond,
5.50%, 4/4/53, Callable 10/4/52 @ 100 378,311
278,000 Romanian Government International Bond, 5.25%,
11/25/27(a) 271,534
130,000 Romanian Government International Bond,
Registered Shares, 6.63%, 2/17/28(a) 131,950
268,000 Romanian Government International Bond,
Registered Shares, 5.88%, 1/30/29(a) 260,769
368,000 Romanian Government International Bond, 3.63%,
3/27/32(a) 299,356
112,000 Romanian Government International Bond, 7.13%,
1/17/33(a) 113,233
212,000 Saudi Government International Bond, 2.75%,
2/3/32(a) 180,153

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Sovereign Bond, continued
$ 200,000 Saudi Government International Bond, 5.00%,
4/17/49(a) $ 172,785
200,000 Saudi Government International Bond, Registered
Shares, 3.25%, 11/17/51, MTN(a) 126,106
478,000 Saudi Government International Bond, 3.75%,
1/21/55(a) 316,551
25,456,593
Technology Hardware, Storage & Peripherals (0.0%
†
):
921,000 NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%,
2/15/32, Callable 11/15/31 @ 100 774,694
Tobacco (0.1%):
1,231,000 BAT International Finance PLC, 4.45%, 3/16/28,
Callable 2/16/28 @ 100 1,208,579
Wireless Telecommunication Services (0.2%):
280,000 Bharti Airtel, Ltd., 3.25%, 6/3/31, Callable 3/5/31
@ 100(a) 247,096
285,000 Empresa Nacional del Petroleo, 6.15%, 5/10/33,
Callable 2/10/33 @ 100(a) 285,461
200,000 Empresa Nacional del Petroleo, 5.95%, 7/30/34,
Callable 4/30/34 @ 100(a) 198,785
3,871,000 Rogers Communications, Inc., 5.30%, 2/15/34,
Callable 11/15/33 @ 100 3,772,925
4,504,267
Total Yankee Debt Obligations (Cost $80,077,799) 76,750,150
Municipal Bonds (0.5%):
Arizona (0.1%):
1,045,000 Maricopa County Industrial Development Authority
Revenue, 7.38%, 10/1/29, Continuously Callable
@100(a) 1,067,614
California (0.1%):
905,000 California State University Revenue, Series B,
2.72%, 11/1/52 601,472
1,240,000 Los Angeles Department of Water & Power
Revenue, 6.57%, 7/1/45 1,340,961
435,000 State of California, GO, 7.50%, 4/1/34 494,882
440,000 University of California Revenue, Series BF, 2.65%,
5/15/50, Continuously Callable @100 270,151
347,000 University of California Revenue, Series AQ, 4.77%,
5/15/15 283,621
50,000 University of California Revenue, Series AD, 4.86%,
5/15/12 42,546
3,033,633
Louisiana (0.1%):
2,870,000 Louisiana Local Government Environmental Facilities
& Community Development Authority Revenue,
Series A1-A3, Class A2, 5.05%, 12/1/34 2,837,942
Massachusetts (0.1%):
2,035,000 Massachusetts Educational Financing Authority
Revenue, Series A, 6.35%, 7/1/49, Continuously
Callable @100 2,075,802
Michigan (0.0%
†
):
801,000 University of Michigan Revenue, Series B, 3.50%,
4/1/52, Continuously Callable @100 584,746
Principal Amount Value
Municipal Bonds, continued
Minnesota (0.0%
†
):
$ 406,000 University of Minnesota Revenue, 4.05%, 4/1/52 $ 328,965
New Jersey (0.0%
†
):
575,000 New Jersey Transportation Trust Fund Authority
Revenue, 6.56%, 12/15/40 618,562
165,000 New Jersey Turnpike Authority Revenue, Series B,
2.78%, 1/1/40, Continuously Callable @100 122,892
741,454
New York (0.1%):
1,420,000 New York State Dormitory Authority Revenue,
Series C, 2.15%, 3/15/31 1,217,252
1,045,000 New York State Dormitory Authority Revenue,
Series C, 2.05%, 3/15/30 915,326
2,132,578
Oklahoma (0.0%
†
):
255,000 Oklahoma Development Finance Authority Revenue,
Series A2, 4.62%, 6/1/44 239,852
Texas (0.0%
†
):
430,000 State of Texas, GO, Series B, 2.75%, 10/1/41,
Continuously Callable @100 314,786
Total Municipal Bonds (Cost $15,030,667) 13,357,372
U.S. Government Agency Mortgages (32.1%):
Government National Mortgage Association (6.2%):
6,067 4.50%, 9/15/33, Pool #615516 5,923
22,343 5.00%, 12/15/33, Pool #783571 22,368
8,054 6.50%, 8/20/38, Pool #4223 8,265
7,216 6.50%, 10/15/38, Pool #673213 7,497
4,484 6.50%, 11/20/38, Pool #4292 4,601
8,658 6.50%, 12/15/38, Pool #782510 8,895
84,621 5.00%, 1/15/39, Pool #782557 84,342
47,987 5.00%, 4/15/39, Pool #711939 48,467
55,693 5.00%, 4/15/39, Pool #782619 55,353
5,400 4.00%, 4/20/39, Pool #4422 5,091
5,466 5.00%, 6/15/39, Pool #782696 5,432
18,776 4.00%, 7/20/39, Pool #4494 17,701
32,094 5.00%, 10/20/39, Pool #4559 31,886
3,625 4.50%, 12/20/39, Pool #4598 3,550
9,162 4.50%, 1/15/40, Pool #728627 8,877
4,391 4.50%, 1/20/40, Pool #4617 4,300
3,617 4.50%, 2/20/40, Pool #4636 3,526
26,827 5.00%, 5/15/40, Pool #782958 26,693
230 4.50%, 5/20/40, Pool #4696 224
16,151 5.00%, 6/15/40, Pool #697862 16,030
165,078 4.50%, 7/15/40, Pool #733795 159,946
21,995 4.50%, 7/15/40, Pool #745793 20,972
8,971 4.50%, 7/20/40, Pool #4746 8,745
16,460 4.50%, 8/20/40, Pool #4771 16,045
4,886 4.00%, 9/20/40, Pool #4800 4,616
9,994 4.50%, 9/20/40, Pool #748948 9,721
36,684 4.50%, 10/15/40, Pool #783609 35,854
16,517 4.50%, 10/20/40, Pool #4834 16,101
128,793 4.00%, 10/20/40, Pool #4833 121,673
241,144 4.00%, 11/20/40, Pool #4853 232,389
119,439 4.00%, 12/20/40, Pool #4882 112,835
68,894 4.00%, 1/15/41, Pool #759138 64,718
106,914 4.00%, 1/20/41, Pool #4922 101,001
10,970 4.50%, 2/15/41, Pool #738019 10,576
479,743 4.00%, 2/20/41, Pool #742887 444,113

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 1,821 4.00%, 2/20/41, Pool #4945 $ 1,721
36,110 4.00%, 3/15/41, Pool #762838 33,920
2,644 5.00%, 4/20/41, Pool #5018 2,601
42,512 4.50%, 6/20/41, Pool #783590 41,350
5,760 5.00%, 6/20/41, Pool #5083 5,667
3,132 5.00%, 7/20/41, Pool #5116 3,081
2,737 4.50%, 7/20/41, Pool #754367 2,648
71,234 4.00%, 7/20/41, Pool #742895 65,892
29,676 4.50%, 7/20/41, Pool #783584 28,865
100,015 4.50%, 7/20/41, Pool #5115 97,449
30,993 4.50%, 11/15/41, Pool #783610 30,279
80,642 3.50%, 1/15/42, Pool #553461 74,510
119,786 4.00%, 4/20/42, Pool #MA0023 113,364
52,003 5.00%, 7/20/42, Pool #MA0223 51,723
117,946 3.50%, 4/15/43, Pool #AD2334 107,043
229,393 3.50%, 4/20/43, Pool #MA0934 209,545
129,957 3.50%, 5/20/43, Pool #MA1012 117,803
11,368 4.00%, 7/20/43, Pool #MA1158 10,759
448,203 4.50%, 6/20/44, Pool #MA1997 434,574
357,007 4.00%, 8/20/44, Pool #MA2149 336,151
7,170 4.00%, 8/20/44, Pool #AJ2723 6,736
13,831 4.00%, 8/20/44, Pool #AI4167 12,992
8,542 4.00%, 8/20/44, Pool #AJ4687 8,024
17,406 3.00%, 12/20/44, Pool #MA2444 15,414
203,052 5.00%, 12/20/44, Pool #MA2448 199,756
206,371 3.00%, 2/15/45, Pool #784439 182,678
916,529 3.50%, 5/20/45, Pool #MA2826 833,441
126,809 5.00%, 12/20/45, Pool #MA3313 125,856
4,624,734 3.50%, 3/20/46, Pool #MA3521 4,189,986
882,255 3.50%, 5/20/46, Pool #MA3663 799,307
298,000 3.50%, 7/20/46, Pool #MA3803 269,534
1,201,747 3.50%, 9/20/46, Pool #MA3937 1,088,070
48,945 3.50%, 10/20/46, Pool #AX4343 44,347
124,271 3.50%, 10/20/46, Pool #AX4344 112,842
63,741 3.50%, 10/20/46, Pool #AX4342 58,072
54,641 3.50%, 10/20/46, Pool #AX4341 49,913
7,165 4.00%, 10/20/46, Pool #AQ0542 6,761
80,769 3.50%, 10/20/46, Pool #AX4345 73,165
69,816 4.50%, 3/15/47, Pool #AZ8560 66,053
60,888 4.50%, 4/15/47, Pool #AZ8597 57,602
94,810 4.50%, 4/15/47, Pool #AZ8596 91,066
55,657 4.50%, 5/15/47, Pool #BA7888 53,460
1,132,147 4.00%, 6/20/47, Pool #MA4511 1,056,494
11,143 4.00%, 9/15/47, Pool #BC5919 10,397
15,282 4.00%, 10/15/47, Pool #BE1031 14,055
12,691 4.00%, 10/15/47, Pool #BD3187 11,936
14,956 4.00%, 11/15/47, Pool #BE1030 14,103
887,589 4.00%, 11/20/47, Pool #MA4838 828,290
15,784 4.00%, 12/15/47, Pool #BE4664 14,517
436,718 4.00%, 12/20/47, Pool #MA4901 408,436
13,353 4.00%, 1/15/48, Pool #BE0204 12,427
20,303 4.00%, 1/15/48, Pool #BE0143 18,672
198,962 4.50%, 9/20/48, Pool #BD0560 189,864
355,942 4.50%, 3/20/49, Pool #MA5818 341,166
15,175 4.50%, 4/20/49, Pool #MA5877 14,545
160,082 4.50%, 5/20/49, Pool #MA5932 153,280
297,117 4.50%, 4/20/50, Pool #MA6602 282,846
510,388 3.00%, 4/20/50, Pool #MA6599 444,670
229,207 4.00%, 5/20/50, Pool #MA6658 213,576
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 65,504 3.00%, 5/20/50, Pool #MA6656 $ 57,070
1,544,186 Class LP , Series 2020-127, 1.50%, 6/20/50 1,166,445
5,086,770 2.00%, 8/20/50, Pool #MA6818 4,073,877
1,164,108 3.00%, 10/20/50, Pool #MA6932 1,017,180
897,604 2.00%, 11/20/50, Pool #MA6994 718,851
15,991,865 2.00%, 12/20/50, Pool #MA7051 12,800,670
1,069,909 3.00%, 1/20/51, Pool #MA7137 932,555
11,122,960 2.00%, 1/20/51, Pool #MA7135 8,893,120
1,687,939 2.00%, 2/20/51, Pool #MA7192 1,351,428
4,991,676 2.50%, 4/20/51, Pool #MA7312 4,167,545
5,646,131 3.00%, 6/20/51, Pool #MA7419 4,901,889
7,324,994 3.00%, 8/20/51, Pool #MA7535 6,351,613
2,612,893 2.50%, 10/20/51, Pool #MA7649 2,181,492
1,830,208 3.00%, 12/20/51, Pool #MA7768 1,586,728
1,783,411 2.50%, 12/20/51, Pool #MA7767 1,488,958
77,184 3.00%, 1/20/52, Pool #MA7828 66,917
4,193,883 2.50%, 5/20/52, Pool #MA8042 3,501,411
16,631,691 2.50%, 6/20/52, Pool #MA8097 13,885,387
4,788,569 2.50%, 7/20/52, Pool #MA8147 4,013,274
203,531 2.50%, 8/20/52, Pool #MA8197 170,580
1,126,743 2.50%, 12/20/52, Pool #MA8485 940,677
4,426,316 4.00%, 12/20/52, Pool #MA8488 4,081,631
3,573,234 2.50%, 1/20/53, Pool #MA8564 2,983,153
184,986 6.00%, 4/20/53, Pool #CT7444 188,678
15,051,000 5.00%, 1/20/54, TBA 14,597,118
3,730,000 4.00%, 1/20/55, TBA 3,431,017
11,046,000 4.50%, 1/20/55, TBA 10,433,292
15,677,000 5.50%, 1/20/55, TBA 15,525,741
10,876,000 6.00%, 1/20/55, TBA 10,943,975
6,332,000 3.00%, 1/20/55, TBA 5,484,106
9,704,000 3.50%, 1/20/55, TBA 8,660,820
6,706,000 6.50%, 1/20/55, TBA 6,811,829
173,280,647
Federal National Mortgage Association (15.4%):
18,107 2.50%, 9/1/27, Pool #AP5205 17,696
24,570 2.50%, 9/1/27, Pool #AB6194 24,035
7,785 2.50%, 2/1/28, Pool #AB8446 7,569
16,187 2.50%, 4/1/28, Pool #AB8870 15,723
12,095 3.00%, 4/1/28, Pool #AT3121 11,793
15,296 3.00%, 5/1/28, Pool #AT6033 14,903
51,712 2.50%, 8/1/28, Pool #AS0190 50,071
32,199 3.00%, 10/1/28, Pool #AU8774 31,312
65,380 3.50%, 10/1/28, Pool #AV0198 64,049
2,780 3.00%, 10/1/28, Pool #AQ4132 2,706
4,039 3.00%, 11/1/28, Pool #AV0298 3,926
118,274 3.50%, 11/1/28, Pool #AV1360 115,785
87,727 3.00%, 4/1/29, Pool #AW0937 85,041
86,215 3.00%, 5/1/29, Pool #AW2544 82,879
128,005 3.00%, 6/1/29, Pool #AS2676 124,013
30,829 3.00%, 7/1/29, Pool #AW1281 29,396
158,362 3.00%, 7/1/29, Pool #AW4229 151,991
78,888 3.00%, 9/1/29, Pool #AS3220 76,309
29,485 3.50%, 9/1/29, Pool #AX0105 28,652
222,178 3.00%, 9/1/29, Pool #AL6897 214,090
9,629 3.50%, 10/1/29, Pool #AX2741 9,335
45,398 3.00%, 10/1/29, Pool #AS3594 43,525
176,501 3.00%, 1/1/30, Pool #AL6144 170,439
7,568 2.50%, 2/1/30, Pool #AS4488 7,264
19,856 2.50%, 2/1/30, Pool #BM3403 19,286

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 6,041 2.50%, 2/1/30, Pool #AS4485 $ 5,804
52,085 2.50%, 3/1/30, Pool #AS4688 49,372
39,584 3.00%, 3/1/30, Pool #AL6583 37,533
32,763 3.00%, 4/1/30, Pool #AL6584 31,060
19,413 2.50%, 4/1/30, Pool #AY3416 18,442
9,851 2.50%, 5/1/30, Pool #AY0828 9,330
17,304 3.00%, 5/1/30, Pool #AL6761 16,408
1,690,000 5.10%, 5/15/30(c) 1,322,552
95,207 3.00%, 6/1/30, Pool #AL9381 90,226
42,080 2.50%, 7/1/30, Pool #AS5403 39,782
4,902 3.00%, 7/1/30, Pool #AZ2297 4,696
12,409 2.50%, 7/1/30, Pool #AZ2170 11,756
36,940 3.00%, 7/1/30, Pool #AX9701 35,121
7,609 3.00%, 7/1/30, Pool #AX9700 7,293
7,075 2.50%, 7/1/30, Pool #AS5405 6,679
27,221 3.00%, 7/1/30, Pool #AL7139 25,799
5,799 3.00%, 8/1/30, Pool #AZ7833 5,557
1,899 3.00%, 8/1/30, Pool #AZ8597 1,824
20,773 2.50%, 8/1/30, Pool #AS5548 19,513
39,857 2.50%, 8/1/30, Pool #AS5616 37,865
63,606 2.50%, 8/1/30, Pool #BM3552 61,262
26,434 3.50%, 8/1/30, Pool #AS5708 25,231
47,077 3.00%, 8/1/30, Pool #AL7225 44,616
37,647 3.00%, 8/1/30, Pool #AL7227 36,013
36,318 3.00%, 8/1/30, Pool #AS5623 34,764
24,648 2.50%, 8/1/30, Pool #AS5614 23,309
6,233 3.00%, 8/1/30, Pool #AX3298 6,012
31,069 3.00%, 8/1/30, Pool #AS5622 29,577
29,982 3.00%, 9/1/30, Pool #AS5714 28,416
7,880 3.00%, 9/1/30, Pool #AL7320 7,545
35,047 2.50%, 9/1/30, Pool #AS5872 33,178
12,754 3.00%, 9/1/30, Pool #AZ5719 12,214
34,397 3.00%, 9/1/30, Pool #AS5728 32,961
28,695 2.50%, 9/1/30, Pool #AS5786 26,954
26,322 2.50%, 11/1/30, Pool #AS6142 24,725
35,026 2.50%, 11/1/30, Pool #AS6141 33,159
28,889 2.50%, 11/1/30, Pool #AS6115 27,180
27,288 2.50%, 11/1/30, Pool #AS6116 25,822
4,328 2.50%, 11/1/30, Pool #AL7800 4,072
347,354 3.00%, 1/1/31, Pool #BM3537 338,912
31,217 2.50%, 3/1/31, Pool #BM1595 30,338
876,414 1.50%, 6/1/31, Pool #MA4367 808,058
10,167,000 5.81%, 6/1/31, Pool #BZ1178 10,126,985
55,631 2.50%, 6/1/31, Pool #AS7320 52,271
1,614,555 1.50%, 7/1/31, Pool #MA4389 1,487,021
85,168 2.50%, 7/1/31, Pool #AS7605 80,025
90,787 2.50%, 7/1/31, Pool #AS7617 85,302
3,329 2.50%, 8/1/31, Pool #BC2777 3,128
8,323 4.00%, 8/1/31, Pool #AY4688 8,088
17,276 4.00%, 8/1/31, Pool #AY4707 16,871
546,378 3.00%, 8/1/31, Pool #AL9376 524,013
59,949 3.00%, 9/1/31, Pool #AL9378 56,850
115,716 2.50%, 10/1/31, Pool #AS8009 108,295
159,908 2.50%, 10/1/31, Pool #AS8193 149,652
225,434 2.50%, 10/1/31, Pool #AS8208 211,808
344,024 2.50%, 10/1/31, Pool #AS8195 324,493
31,911 2.00%, 10/1/31, Pool #MA2774 29,717
782,914 2.50%, 10/1/31, Pool #BC4773 738,501
53,131 2.00%, 11/1/31, Pool #BC9040 49,477
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 134,438 2.50%, 11/1/31, Pool #AS8240 $ 126,311
79,045 2.50%, 11/1/31, Pool #AS8241 73,973
186,637 2.00%, 11/1/31, Pool #BM3054 173,803
163,042 2.00%, 11/1/31, Pool #AS8251 151,828
119,128 2.50%, 11/1/31, Pool #BC2631 111,442
67,657 2.50%, 11/1/31, Pool #BC2628 63,812
62,106 2.50%, 11/1/31, Pool #AS8245 58,579
56,646 2.50%, 11/1/31, Pool #BC2629 53,223
10,217 2.00%, 11/1/31, Pool #AS8291 9,514
45,226 2.00%, 12/1/31, Pool #MA2845 42,115
7,099 3.00%, 2/1/32, Pool #BE5670 6,746
11,682 2.50%, 2/1/32, Pool #BM1036 10,925
178,464 3.00%, 3/1/32, Pool #AS9327 169,584
120,011 2.50%, 3/1/32, Pool #AS9317 110,172
218,376 2.50%, 3/1/32, Pool #AS9318 201,669
300,890 2.00%, 3/1/32, Pool #BM3061 280,190
239,126 2.50%, 3/1/32, Pool #AS9319 222,581
120,432 2.50%, 3/1/32, Pool #AS9316 112,444
216,564 2.50%, 3/1/32, Pool #AS9321 199,288
846,843 3.50%, 4/1/32, Pool #BM3503 820,287
629,082 3.50%, 5/1/32, Pool #BM1602 608,132
909,578 3.00%, 6/1/32, Pool #BM1791 865,583
271,149 2.50%, 8/1/32, Pool #BM3578 250,428
94,266 3.00%, 9/1/32, Pool #BM3240 90,234
37,987 3.50%, 11/1/32, Pool #BJ2054 36,794
22,066 3.50%, 1/1/33, Pool #BJ2096 21,166
38,724 5.50%, 1/1/33, Pool #676661 39,387
509,015 2.50%, 2/1/33, Pool #BM3793 482,157
1,230,598 3.00%, 5/1/33, Pool #FM1880 1,166,356
27,270 5.50%, 5/1/33, Pool #555424 27,564
40,506 4.00%, 9/1/33, Pool #BK7642 39,105
100,859 4.00%, 10/1/33, Pool #CA2527 99,501
110,167 4.00%, 11/1/33, Pool #CA2555 106,314
205,534 2.50%, 12/1/33, Pool #FM1680 191,896
3,430,000 Class A3 , Series 2022-M5, 2.35%, 1/1/34 2,808,407
200,334 5.00%, 2/1/35, Pool #735226 200,228
67,004 5.50%, 2/1/35, Pool #735989 67,732
16,763 5.00%, 3/1/35, Pool #735288 16,753
6,318 6.00%, 4/1/35, Pool #735504 6,412
482,949 2.00%, 6/1/35, Pool #CA5933 431,406
236,120 2.00%, 6/1/35, Pool #CA5939 210,537
121,153 3.00%, 8/1/35, Pool #CA6876 113,491
127,505 3.00%, 8/1/35, Pool #CA6849 119,881
2,585,000 1.53%, 8/17/35, Callable 2/17/25 @ 100.00 1,844,524
1,708,000 1.55%, 8/24/35, Callable 2/24/25 @ 100.00 1,220,812
3,170,000 1.60%, 8/24/35, Callable 2/24/25 @ 100.00 2,278,812
226,830 2.00%, 9/1/35, Pool #CA6840 202,412
30,976 5.00%, 9/1/35, Pool #889974 30,925
250,523 2.00%, 9/1/35, Pool #CA7136 222,783
2,770,000 1.78%, 11/16/35, Callable 2/16/25 @ 100.00 2,016,798
820,428 2.50%, 12/1/35, Pool #CA8388 751,423
721,931 2.50%, 12/1/35, Pool #CA8387 665,607
80,640 3.00%, 12/1/35, Pool #CA8389 75,538
35,246 3.00%, 12/1/35, Pool #CA8391 32,959
832,370 1.50%, 12/1/35, Pool #CA8377 717,548
87,609 4.00%, 1/1/36, Pool #AB0686 82,939
315,320 2.00%, 2/1/36, Pool #FM6149 281,370
437,969 2.00%, 3/1/36, Pool #CA9432 389,225
328,653 2.50%, 3/1/36, Pool #CA9444 300,180

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 220,852 1.50%, 3/1/36, Pool #CA9422 $ 190,890
565,642 2.00%, 4/1/36, Pool #FM7495 503,486
418,039 2.00%, 5/1/36, Pool #CB0428 372,116
364,913 1.50%, 5/1/36, Pool #CB0622 315,397
1,291,638 1.50%, 6/1/36, Pool #FM7423 1,103,669
646,403 2.00%, 7/1/36, Pool #FM8117 574,427
163,545 5.50%, 9/1/36, Pool #995113 164,928
1,562,830 2.00%, 9/1/36, Pool #FM8733 1,392,884
1,419,098 2.00%, 9/1/36, Pool #FM8695 1,267,393
19,126 3.00%, 10/1/36, Pool #AL9227 17,236
141,918 3.00%, 11/1/36, Pool #AS8348 129,330
61,135 3.00%, 11/1/36, Pool #AS8349 55,094
307,634 2.00%, 11/1/36, Pool #FM9318 273,217
197,208 3.00%, 12/1/36, Pool #AS8553 177,737
142,974 3.00%, 12/1/36, Pool #BE1896 128,847
4,927,436 1.50%, 12/1/36, Pool #FS0003 4,244,671
300,467 2.00%, 1/1/37, Pool #FS0216 268,247
300,590 2.00%, 2/1/37, Pool #FS0754 267,870
689,257 2.00%, 2/1/37, Pool #CB2967 609,533
377,507 1.50%, 2/1/37, Pool #FS3221 326,301
130,890 2.00%, 2/1/37, Pool #FS0610 115,918
1,233,323 2.00%, 3/1/37, Pool #FS1331 1,096,588
363,876 2.00%, 3/1/37, Pool #CB2966 322,358
1,569,799 2.00%, 3/1/37, Pool #FS1330 1,394,955
927,187 2.00%, 4/1/37, Pool #FS3325 824,879
7,470 5.50%, 2/1/38, Pool #961545 7,506
6,378 6.00%, 3/1/38, Pool #889529 6,543
37,773 5.50%, 5/1/38, Pool #889692 37,917
17,060 6.00%, 5/1/38, Pool #889466 17,503
36,677 5.50%, 5/1/38, Pool #889441 37,360
26,055 5.50%, 6/1/38, Pool #995018 26,323
7,597 5.50%, 9/1/38, Pool #889995 7,661
18,079 6.00%, 10/1/38, Pool #889983 18,688
118,635 5.50%, 1/1/39, Pool #AB0200 119,558
34,200 4.50%, 4/1/39, Pool #930922 33,193
41,756 4.50%, 5/1/39, Pool #AL1472 40,785
27,965 3.50%, 5/1/39, Pool #MA3660 25,616
379,333 5.00%, 6/1/39, Pool #AL7521 378,611
278,683 6.00%, 7/1/39, Pool #BF0056 285,308
19,222 5.50%, 10/1/39, Pool #AD0362 19,847
19,278 5.50%, 12/1/39, Pool #AD0571 19,917
122,753 3.50%, 12/1/39, Pool #MA3869 112,462
156,523 5.50%, 12/1/39, Pool #AC6680 160,065
51,689 3.50%, 1/1/40, Pool #MA3891 47,362
1,931,912 4.50%, 1/1/40, Pool #AC8568 1,857,676
3,586,000 4.50%, 1/25/40, TBA 3,500,832
973,000 4.00%, 1/25/40, TBA 933,624
2,618,000 2.50%, 1/25/40, TBA 2,374,915
935,000 3.00%, 1/25/40, TBA 869,404
91,158 3.50%, 2/1/40, Pool #MA3935 83,525
16,093 5.50%, 3/1/40, Pool #AL5304 16,765
120,146 6.00%, 4/1/40, Pool #AL4141 124,120
15,308 4.50%, 4/1/40, Pool #AD4038 14,908
22,468 6.50%, 5/1/40, Pool #AL1704 23,321
32,183 4.50%, 7/1/40, Pool #AD7127 31,247
26,978 4.50%, 7/1/40, Pool #AB1226 25,941
14,730 6.00%, 9/1/40, Pool #AE0823 15,186
14,721 4.00%, 1/1/41, Pool #AL7167 14,003
31,252 6.00%, 6/1/41, Pool #AL4142 32,431
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 11,504 4.50%, 7/1/41, Pool #AB3314 $ 11,062
207,405 5.00%, 7/1/41, Pool #AL7524 207,877
21,979 4.50%, 9/1/41, Pool #AI8961 21,380
348,140 5.50%, 9/1/41, Pool #AL8430 351,400
12,719,590 1.50%, 11/1/41, Pool #FS0316 10,247,752
2,004,759 2.00%, 12/1/41, Pool #MA4501 1,680,048
6,487,259 1.50%, 12/1/41, Pool #MA4500 5,227,202
113,006 3.50%, 1/1/42, Pool #AW8154 101,238
467,540 4.00%, 1/1/42, Pool #AB4307 444,366
504,469 2.00%, 2/1/42, Pool #MA4540 418,414
4,873,561 2.00%, 3/1/42, Pool #MA4570 4,042,198
767,192 2.00%, 4/1/42, Pool #MA4586 630,361
45,462 3.50%, 4/1/42, Pool #AO0777 41,597
17,469 3.50%, 4/1/42, Pool #AK7510 16,039
94,968 4.00%, 5/1/42, Pool #AO2961 89,316
21,909 4.00%, 5/1/42, Pool #AO2114 20,605
6,512 3.50%, 5/1/42, Pool #AO2881 5,979
9,779 3.50%, 6/1/42, Pool #AK9225 8,978
6,943 3.50%, 6/1/42, Pool #AO3048 6,375
23,067 3.50%, 7/1/42, Pool #AO9707 21,180
91,956 4.50%, 9/1/42, Pool #AL2482 88,706
554,010 4.50%, 1/1/43, Pool #AL8206 535,989
56,636 3.00%, 3/1/43, Pool #AR9218 50,707
36,784 3.00%, 3/1/43, Pool #AR7568 31,861
45,412 3.00%, 3/1/43, Pool #AR7576 39,907
45,925 3.00%, 4/1/43, Pool #AB8923 41,117
54,417 3.00%, 4/1/43, Pool #AR8630 48,720
521 3.50%, 4/1/43, Pool #CA1530 467
18,951 3.00%, 4/1/43, Pool #AT2037 16,416
75,734 3.00%, 4/1/43, Pool #AT2040 67,804
45,243 3.00%, 4/1/43, Pool #AT2043 39,761
45,455 3.00%, 4/1/43, Pool #AB8924 39,946
5,654 3.00%, 6/1/43, Pool #AB9564 4,961
371,069 5.00%, 12/1/43, Pool #AL7777 365,259
177,751 5.00%, 11/1/44, Pool #AL8878 175,571
159,604 3.50%, 2/1/45, Pool #BM1100 145,272
498,593 3.50%, 2/1/45, Pool #FM5294 453,441
103,395 5.00%, 6/1/45, Pool #BM3784 102,415
2,095,693 3.50%, 9/1/45, Pool #FM3224 1,916,059
76,622 4.50%, 9/1/45, Pool #AL7936 74,130
2,845 4.50%, 11/1/45, Pool #AS6233 2,763
48,526 4.50%, 11/1/45, Pool #AL9501 46,924
4,920,414 3.50%, 11/1/45, Pool #FM6411 4,450,986
104,863 4.50%, 12/1/45, Pool #BM1756 99,766
12,727 3.00%, 6/1/46, Pool #AS7365 11,080
319,656 4.50%, 7/1/46, Pool #BM1920 311,731
252,468 4.50%, 7/1/46, Pool #BM3053 242,895
906,722 3.50%, 7/1/46, Pool #BA7748 821,205
13,653 3.00%, 8/1/46, Pool #AL9031 12,188
875,661 3.00%, 9/1/46, Pool #BD1469 769,895
105,128 3.00%, 11/1/46, Pool #BD9643 92,026
268,423 3.00%, 11/1/46, Pool #BD9644 234,978
139,688 3.00%, 11/1/46, Pool #BD9645 121,982
181,112 3.50%, 12/1/46, Pool #BE2103 162,772
787,961 3.00%, 12/1/46, Pool #AS8486 692,761
686,157 3.50%, 2/1/47, Pool #AL9920 615,458
307,440 3.50%, 2/1/47, Pool #BE1534 274,950
68,326 3.50%, 3/1/47, Pool #BH0158 61,101
257,397 4.00%, 5/1/47, Pool #BH0398 240,285

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 289,721 3.50%, 5/1/47, Pool #BM1174 $ 263,981
422,313 3.50%, 5/1/47, Pool #BD2417 377,670
159,080 3.50%, 5/1/47, Pool #BE9375 142,973
110,272 3.50%, 6/1/47, Pool #BH0567 99,104
186,537 4.00%, 7/1/47, Pool #BH3401 174,143
260,047 4.00%, 8/1/47, Pool #BM1619 242,759
17,528 4.00%, 9/1/47, Pool #MA3121 16,290
124,679 4.50%, 10/1/47, Pool #BM3052 121,177
552,678 3.50%, 11/1/47, Pool #MA3182 497,030
553,346 3.50%, 12/1/47, Pool #MA3210 497,547
152,459 4.50%, 12/1/47, Pool #BH7067 147,478
334,983 3.50%, 1/1/48, Pool #MA3238 299,780
384,834 4.00%, 1/1/48, Pool #BH9222 357,674
1,136,460 3.50%, 1/1/48, Pool #FM5293 1,027,367
56,450 4.00%, 2/1/48, Pool #BJ9058 52,790
252,381 3.50%, 2/1/48, Pool #BH9277 226,127
63,744 4.00%, 2/1/48, Pool #BJ9057 59,325
3,128,279 3.50%, 3/1/48, Pool #BJ0650 2,802,848
322,372 3.50%, 3/1/48, Pool #BJ4916 288,839
167,834 3.50%, 3/1/48, Pool #BJ0648 150,375
103,684 3.50%, 3/1/48, Pool #BK1958 92,903
189,522 3.50%, 4/1/48, Pool #FM5295 170,398
31,112 4.00%, 4/1/48, Pool #MA3333 28,767
120,518 4.50%, 4/1/48, Pool #BM3846 116,229
2,839,722 4.50%, 4/1/48, Pool #FM7783 2,734,076
37,278 4.00%, 5/1/48, Pool #CA2708 34,466
1,467,717 3.50%, 5/1/48, Pool #MA3356 1,320,349
1,701,448 4.50%, 5/1/48, Pool #CA1704 1,633,921
127,928 5.00%, 6/1/48, Pool #CA2317 125,992
26,113 4.00%, 6/1/48, Pool #MA3384 24,146
25,747 4.00%, 7/1/48, Pool #MA3415 23,735
8,817 4.50%, 7/1/48, Pool #BK4471 8,467
67,354 4.50%, 7/1/48, Pool #BK6113 64,973
236,979 4.00%, 8/1/48, Pool #BK4772 219,984
352,068 4.00%, 9/1/48, Pool #FM5566 325,885
525,603 5.00%, 9/1/48, Pool #MA3472 517,723
109,173 5.00%, 10/1/48, Pool #BK7881 107,536
75,676 4.00%, 10/1/48, Pool #CA2469 70,390
38,633 5.00%, 10/1/48, Pool #MA3501 38,053
7,728 3.50%, 11/1/48, Pool #FM1543 6,935
70,380 5.00%, 11/1/48, Pool #MA3527 69,325
24,658 5.00%, 12/1/48, Pool #BN4404 24,166
71,429 5.00%, 1/1/49, Pool #BN3949 70,136
19,849 5.00%, 1/1/49, Pool #BN4430 19,568
1,054,146 4.00%, 1/1/49, Pool #FM5296 981,329
232,620 3.50%, 6/1/49, Pool #FM5315 209,050
688,948 4.00%, 9/1/49, Pool #FM3665 640,810
4,059,236 3.00%, 3/1/50, Pool #FM5290 3,543,778
286,634 4.00%, 3/1/50, Pool #CA5368 263,028
276,718 4.00%, 5/1/50, Pool #FM7973 256,051
385,770 4.00%, 6/1/50, Pool #CA6106 357,760
2,545,588 2.50%, 7/1/50, Pool #CA6342 2,116,865
2,624,119 2.50%, 7/1/50, Pool #CA6343 2,182,195
1,493,052 2.50%, 7/1/50, Pool #CA6359 1,246,710
2,583,451 2.50%, 7/1/50, Pool #CA6341 2,148,308
2,464,415 2.50%, 8/1/50, Pool #CA6636 2,049,381
1,530,420 3.00%, 8/1/50, Pool #FM5292 1,320,649
1,717,229 2.00%, 8/1/50, Pool #FP0025 1,347,521
759,082 2.50%, 8/1/50, Pool #CA6711 631,243
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 231,908 4.00%, 8/1/50, Pool #FM7703 $ 214,519
2,973,773 2.50%, 8/1/50, Pool #CA6577 2,472,960
350,120 2.00%, 9/1/50, Pool #BQ0697 274,728
1,115,789 2.00%, 9/1/50, Pool #MA4119 875,240
1,827,380 1.50%, 10/1/50, Pool #MA4157 1,348,138
2,008,283 2.00%, 10/1/50, Pool #MA4158 1,575,809
481,122 2.50%, 11/1/50, Pool #FM4874 401,773
1,709,296 2.50%, 11/1/50, Pool #CA7597 1,427,286
1,589,734 1.50%, 11/1/50, Pool #MA4181 1,172,776
259,411 2.00%, 11/1/50, Pool #BQ6334 204,841
380,970 2.00%, 12/1/50, Pool #FM5305 301,930
1,206,418 2.00%, 12/1/50, Pool #FM5176 956,408
30,557,959 2.00%, 1/1/51, Pool #MA4237 23,949,922
1,423,138 4.00%, 1/1/51, Pool #FM7031 1,318,632
8,996,477 3.50%, 1/1/51, Pool #FM7599 8,009,643
453,635 2.50%, 1/1/51, Pool #CA8592 377,218
1,263,774 2.50%, 2/1/51, Pool #CA9038 1,043,915
2,490,730 2.00%, 2/1/51, Pool #BR1615 1,948,353
2,143,137 1.50%, 3/1/51, Pool #MA4280 1,584,056
169,361 2.50%, 3/1/51, Pool #BR4654 139,891
447,927 2.00%, 3/1/51, Pool #BN9004 354,476
805,082 2.00%, 3/1/51, Pool #BN8997 638,223
1,568,139 4.00%, 3/1/51, Pool #FM7460 1,450,555
200,092 2.50%, 4/1/51, Pool #BR8896 165,289
103,145 2.50%, 4/1/51, Pool #BR8283 85,202
253,554 2.00%, 4/1/51, Pool #FS0599 201,081
751,307 2.00%, 4/1/51, Pool #BR7802 595,592
1,101,501 2.00%, 4/1/51, Pool #FM6863 874,739
581,754 2.00%, 4/1/51, Pool #BR7241 461,170
7,895,076 4.00%, 5/1/51, Pool #FS1463 7,275,768
58,886 2.50%, 5/1/51, Pool #BR8296 48,641
1,856,454 2.50%, 5/1/51, Pool #CB0383 1,535,995
113,733 2.50%, 5/1/51, Pool #BR8915 93,947
541,568 1.50%, 6/1/51, Pool #BR9265 400,299
5,293,473 3.00%, 6/1/51, Pool #CB0848 4,511,422
10,605,437 2.00%, 7/1/51, Pool #MA4378 8,291,970
186,401 2.50%, 7/1/51, Pool #BP3574 153,973
8,102,882 2.00%, 8/1/51, Pool #CB1310 6,338,354
9,586,277 2.00%, 8/1/51, Pool #CB1309 7,498,622
3,763,548 4.00%, 10/1/51, Pool #FS1133 3,481,381
63,686 2.50%, 10/1/51, Pool #BT8452 52,612
636,766 2.50%, 10/1/51, Pool #CB1806 526,855
1,073,396 2.00%, 11/1/51, Pool #CB2139 853,686
2,729,866 2.00%, 11/1/51, Pool #FS1334 2,131,853
2,036,829 2.00%, 11/1/51, Pool #CB2079 1,596,621
2,261,427 3.00%, 11/1/51, Pool #CB2165 1,942,409
1,980,569 2.00%, 11/1/51, Pool #FM9538 1,569,919
2,215,324 2.00%, 11/1/51, Pool #CB2054 1,756,091
824,624 2.50%, 11/1/51, Pool #FS0026 688,465
968,242 2.00%, 11/1/51, Pool #FM9452 770,125
924,859 2.00%, 12/1/51, Pool #FM9925 727,002
252,682 2.00%, 12/1/51, Pool #FS0598 199,838
486,484 2.50%, 12/1/51, Pool #CB2372 402,498
1,411,094 2.00%, 12/1/51, Pool #FS0212 1,118,289
1,408,030 2.00%, 12/1/51, Pool #FS0211 1,110,556
998,945 3.00%, 12/1/51, Pool #CB2418 857,856
620,050 2.00%, 12/1/51, Pool #FM9730 489,308
2,315,942 2.50%, 1/1/52, Pool #FS0378 1,933,614
1,611,583 2.50%, 1/1/52, Pool #FS0193 1,329,098

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 3,112,211 2.50%, 1/1/52, Pool #CB2622 $ 2,579,573
960,049 2.50%, 1/1/52, Pool #CB2633 802,975
1,114,673 2.00%, 1/1/52, Pool #FS0290 878,976
2,099,977 2.50%, 1/1/52, Pool #FS0208 1,740,664
2,632,297 2.50%, 1/1/52, Pool #FS0209 2,175,039
1,301,558 2.00%, 1/1/52, Pool #CB2601 1,026,304
1,712,005 2.50%, 1/1/52, Pool #CB2620 1,421,789
1,666,281 2.00%, 1/1/52, Pool #FS0497 1,325,363
2,067,384 2.50%, 1/1/52, Pool #CB2621 1,715,071
3,360,888 2.00%, 2/1/52, Pool #CB2838 2,652,443
1,795,499 2.50%, 2/1/52, Pool #CB2855 1,490,325
331,507 2.50%, 2/1/52, Pool #CB2863 278,426
792,856 2.00%, 2/1/52, Pool #FS0646 626,223
1,511,157 2.00%, 2/1/52, Pool #CB2837 1,193,532
496,040 2.50%, 2/1/52, Pool #CB2854 411,100
663,882 2.00%, 2/1/52, Pool #CB2836 520,848
2,106,188 2.50%, 2/1/52, Pool #CB2856 1,744,890
6,245,596 2.00%, 2/1/52, Pool #FS2040 4,873,373
260,151 3.00%, 3/1/52, Pool #CB3115 223,795
1,442,320 2.00%, 3/1/52, Pool #CB3105 1,139,137
3,780,682 2.00%, 3/1/52, Pool #CB3102 2,988,223
808,335 2.50%, 3/1/52, Pool #FS1661 674,870
2,052,445 2.00%, 3/1/52, Pool #CB3101 1,619,775
706,835 4.00%, 4/1/52, Pool #FS1267 653,593
714,537 3.00%, 4/1/52, Pool #FS1520 616,165
1,181,737 3.00%, 5/1/52, Pool #FS1522 1,015,163
491,604 3.50%, 5/1/52, Pool #BV8545 440,483
4,406,419 4.00%, 5/1/52, Pool #FS3377 4,062,031
435,293 4.50%, 7/1/52, Pool #MA4656 410,672
836,061 5.00%, 7/1/52, Pool #FS2458 820,087
1,051,840 5.00%, 7/1/52, Pool #FS2473 1,025,456
684,700 5.00%, 7/1/52, Pool #FS2409 669,890
545,049 3.50%, 7/1/52, Pool #FS2812 488,313
385,341 3.50%, 8/1/52, Pool #CB4324 345,233
9,162,931 4.50%, 8/1/52, Pool #CB4345 8,686,244
79,549 3.50%, 9/1/52, Pool #CB4657 71,033
265,967 3.50%, 9/1/52, Pool #CB4658 237,029
343,724 3.50%, 9/1/52, Pool #CB4660 307,365
415,415 3.50%, 9/1/52, Pool #CB4661 368,749
420,208 6.00%, 11/1/52, Pool #FS3251 430,994
878,978 5.00%, 12/1/52, Pool #MA4841 849,005
1,265,873 5.50%, 1/1/53, Pool #BX6108 1,250,345
382,866 5.00%, 1/1/53, Pool #BX4207 371,110
2,284,970 5.00%, 1/1/53, Pool #CB5450 2,210,965
915,209 5.50%, 1/1/53, Pool #CB5462 908,534
2,477,290 6.00%, 1/1/53, Pool #FS3832 2,534,586
8,233,306 5.00%, 4/1/53, Pool #CB6063 7,982,228
1,971,774 6.00%, 4/1/53, Pool #CB6094 1,990,313
3,610,080 5.50%, 5/1/53, Pool #CB6321 3,570,894
867,282 6.00%, 5/1/53, Pool #FS4641 874,703
2,696,373 6.00%, 5/1/53, Pool #CB6329 2,727,718
364,489 6.00%, 5/1/53, Pool #BY0568 367,179
2,823,755 5.50%, 5/1/53, Pool #FS4629 2,793,104
692,610 5.50%, 5/1/53, Pool #BY2967 685,092
745,780 5.50%, 5/1/53, Pool #BY0557 737,686
2,042,401 5.50%, 6/1/53, Pool #CB6463 2,020,228
3,457,289 6.00%, 7/1/53, Pool #CB6757 3,497,481
3,585,489 6.50%, 8/1/53, Pool #FS5537 3,678,119
6,802,580 6.00%, 8/1/53, Pool #CB6872 6,858,065
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 752,654 6.50%, 9/1/53, Pool #CB7142 $ 771,862
2,099,170 6.50%, 10/1/53, Pool #CB7349 2,145,869
4,609,720 6.50%, 2/1/54, Pool #CB8018 4,725,378
2,349,149 6.50%, 6/1/54, Pool #CB8727 2,400,926
4,373,267 6.50%, 8/1/54, Pool #FS8574 4,498,106
24,311,000 4.00%, 1/25/55, TBA 22,202,780
2,975,000 6.50%, 1/25/55, TBA 3,036,359
29,895,000 6.00%, 1/25/55, TBA 30,031,629
2,293,000 3.00%, 1/25/55, TBA 1,945,109
6,510,000 5.50%, 1/25/55, TBA 6,417,182
433,526,015
Federal Home Loan Mortgage Corporation (9.2%):
31,386 3.00%, 9/1/27, Pool #U70060 30,498
19,663 3.00%, 7/1/28, Pool #U79018 19,318
4,510,000 Class XFX , Series KL06, 1.36%, 12/25/29, Callable
9/25/29 @ 100.00 221,175
12,067 3.00%, 1/1/30, Pool #V60696 11,421
14,715 3.00%, 1/1/30, Pool #V60724 14,078
26,359 2.50%, 3/1/30, Pool #V60770 25,041
63,893 2.50%, 5/1/30, Pool #J31728 60,944
26,530 2.50%, 5/1/30, Pool #J31418 25,124
39,546 2.50%, 5/1/30, Pool #V60796 38,824
49,350 3.00%, 5/1/30, Pool #J31689 47,560
102,526 3.00%, 6/1/30, Pool #V60840 98,491
48,148 3.00%, 7/1/30, Pool #G15520 46,404
2,728 2.50%, 7/1/30, Pool #V60905 2,682
8,662 2.50%, 7/1/30, Pool #J32209 8,193
10,834 2.50%, 7/1/30, Pool #J32204 10,177
2,035 2.50%, 7/1/30, Pool #J32491 1,894
5,926 3.00%, 7/1/30, Pool #J32181 5,712
10,309 3.00%, 8/1/30, Pool #V60909 9,716
44,209 2.50%, 8/1/30, Pool #V60886 41,832
36,256 2.50%, 8/1/30, Pool #V60902 34,345
6,314 3.00%, 8/1/30, Pool #J32436 5,965
108,800 2.50%, 9/1/30, Pool #V60904 105,650
35,032 2.50%, 9/1/30, Pool #V60903 33,020
7,135,665 Class X1 , Series K121, 1.02%, 10/25/30, Callable
10/25/30 @ 100.00 326,024
197,000 5.36%, 3/15/31(c) 147,332
197,866 2.50%, 4/1/31, Pool #G16186 184,581
3,623,333 1.50%, 5/1/31, Pool #RD5057 3,345,020
554,003 1.50%, 6/1/31, Pool #RD5059 510,826
3,575,000 Class A2 , Series K145, 2.58%, 5/25/32, Callable
5/25/32 @ 100.00 3,070,608
1,740,000 Class A2 , Series K146, 2.92%, 6/25/32 1,529,069
4,428 3.00%, 10/1/32, Pool #J37706 4,176
5,851 3.00%, 11/1/32, Pool #J37835 5,520
4,201 3.00%, 12/1/32, Pool #J38060 3,962
1,514,842 2.50%, 4/1/33, Pool #ZS8087 1,413,675
307,464 Class A2 , Series KG08, 4.13%, 5/25/33, Callable
5/25/33 @ 100.00 291,354
4,491,000 Class A3 , Series K156, 3.70%, 6/25/33, Callable
6/25/33 @ 100.00 4,112,166
74,709 3.50%, 1/1/34, Pool #ZS9068 69,870
249,913 Class A10F , Series 2024-SB115, 4.41%, 8/25/34,
Callable 7/25/34 @ 100.00 232,638
801,107 2.50%, 1/1/35, Pool #SB0298 730,741
47,313 5.50%, 2/1/35, Pool #G04692 48,646
273,539 3.50%, 5/1/35, Pool #SC0063 258,453

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 1,550,000 1.46%, 8/17/35, Callable 2/17/25 @ 100.00 $ 1,099,176
699,457 2.00%, 9/1/35, Pool #SB0539 622,046
1,448,164 2.00%, 1/1/36, Pool #SB0546 1,291,240
925,691 2.00%, 2/1/36, Pool #SB8507 824,531
816,182 2.00%, 2/1/36, Pool #RC1819 726,553
296,639 2.00%, 3/1/36, Pool #SB0544 264,504
1,770,196 1.50%, 4/1/36, Pool #SB0514 1,515,311
259,651 1.50%, 4/1/36, Pool #SB0510 224,430
1,737,818 2.00%, 5/1/36, Pool #RC1999 1,546,895
358,208 1.50%, 5/1/36, Pool #RC1975 306,602
3,986,033 2.00%, 6/1/36, Pool #RC2071 3,552,455
1,693,662 2.00%, 7/1/36, Pool #RC2097 1,509,415
3,155,000 1.72%, 9/22/36, Callable 3/22/25 @ 100.00 2,228,307
1,407,778 2.00%, 4/1/37, Pool #SB0679 1,249,967
34,822 3.00%, 9/1/37, Pool #ZA2471 31,664
710,145 3.00%, 6/1/38, Pool #SC0111 647,372
74,863 6.00%, 4/1/39, Pool #G07613 77,405
12,407 4.50%, 12/1/39, Pool #A90196 11,964
358,128 3.50%, 1/1/40, Pool #RB5028 328,104
45,492 3.50%, 2/1/40, Pool #RB5034 41,678
13,268 4.50%, 7/1/40, Pool #A93010 12,750
13,927 4.00%, 8/1/40, Pool #A93534 13,064
253,359 4.50%, 9/1/40, Pool #A93700 245,541
87,068 4.00%, 9/1/40, Pool #A93851 82,055
18,487 4.00%, 10/1/40, Pool #A95923 17,805
13,221 4.00%, 11/1/40, Pool #A94977 12,733
12,491 4.00%, 11/1/40, Pool #A95144 12,030
12,675 4.00%, 11/1/40, Pool #A94779 12,208
810 4.00%, 4/1/41, Pool #Q00093 766
29,113 4.50%, 5/1/41, Pool #Q00959 28,269
27,567 4.50%, 5/1/41, Pool #Q00804 26,767
199,424 5.50%, 6/1/41, Pool #G07553 201,784
45,114 5.00%, 10/1/41, Pool #G07642 44,296
22,847 4.00%, 10/1/41, Pool #Q04022 21,888
15,499 4.00%, 10/1/41, Pool #Q03841 14,848
312,256 2.00%, 2/1/42, Pool #RB5145 258,982
1,640,467 2.00%, 3/1/42, Pool #RB5148 1,360,577
104,223 3.50%, 4/1/42, Pool #Q07417 94,718
111,654 3.50%, 4/1/42, Pool #C03811 100,396
326,941 2.00%, 4/1/42, Pool #RB5153 269,086
9,555 3.50%, 5/1/42, Pool #Q08239 8,810
3,499 3.50%, 5/1/42, Pool #Q08306 3,226
85,244 3.50%, 8/1/42, Pool #G07106 77,472
13,966 3.50%, 8/1/42, Pool #Q12162 12,692
5,183 3.50%, 10/1/42, Pool #Q11909 4,710
133,811 3.00%, 1/1/43, Pool #Q14866 118,924
58,380 3.00%, 3/1/43, Pool #Q16403 50,887
108,690 3.00%, 3/1/43, Pool #Q16673 94,742
59,718 3.50%, 6/1/43, Pool #Q18718 55,442
94,154 3.50%, 7/1/43, Pool #Q20206 86,861
38,914 4.00%, 9/1/43, Pool #Q21579 36,516
72,886 4.50%, 12/1/43, Pool #G60018 70,942
103,140 4.50%, 12/1/43, Pool #Q23779 100,930
11,065 3.50%, 1/1/44, Pool #Q24368 10,209
43,670 4.00%, 4/1/44, Pool #Q25643 40,920
446,130 3.50%, 4/1/44, Pool #G07848 411,467
9,545 3.50%, 5/1/44, Pool #Q26218 8,687
53,597 3.50%, 6/1/44, Pool #Q28764 48,706
1,483,932 3.00%, 6/1/44, Pool #SD0498 1,319,455
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 10,112 3.50%, 7/1/44, Pool #Q27319 $ 9,203
38,116 4.00%, 7/1/44, Pool #G60901 35,908
16,919 3.50%, 9/1/44, Pool #Q28604 15,397
1,500,564 3.50%, 9/1/44, Pool #SD0481 1,378,444
1,686,652 4.00%, 1/1/45, Pool #SD0490 1,596,260
1,489,028 4.00%, 1/1/45, Pool #SD0478 1,400,830
11,389 4.00%, 2/1/45, Pool #Q31338 10,790
4,647 4.00%, 2/1/45, Pool #Q31128 4,403
2,154,100 4.00%, 9/1/45, Pool #SD0507 2,022,637
11,650 3.50%, 9/1/45, Pool #Q36302 10,792
15,227 4.00%, 12/1/45, Pool #Q37955 14,426
13,897 4.00%, 12/1/45, Pool #Q37957 13,066
1,067,500 3.50%, 3/1/46, Pool #SD0485 968,184
198,213 3.50%, 9/1/46, Pool #SD0486 179,609
538,029 3.00%, 9/1/46, Pool #Q42979 470,584
182,705 3.00%, 9/1/46, Pool #G60718 159,799
54,446 3.00%, 12/1/46, Pool #Q45083 48,345
206,637 3.00%, 12/1/46, Pool #Q45064 180,726
660,691 3.00%, 12/1/46, Pool #V82781 573,866
115,811 3.00%, 12/1/46, Pool #Q45080 100,748
543,983 3.00%, 2/1/47, Pool #SD0496 479,314
288,067 3.50%, 3/1/47, Pool #G60968 263,359
706,071 4.50%, 7/1/47, Pool #G61047 679,613
571,066 4.00%, 7/1/47, Pool #SD0504 535,665
289,443 3.50%, 10/1/47, Pool #G61178 261,446
350,988 3.50%, 12/1/47, Pool #G61208 317,036
334,387 3.50%, 1/1/48, Pool #ZS4751 299,389
45,623 3.50%, 1/1/48, Pool #Q53630 41,210
78,976 3.50%, 1/1/48, Pool #Q53648 72,055
340,640 3.50%, 2/1/48, Pool #ZT1353 306,541
490,750 4.00%, 4/1/48, Pool #SD0489 461,286
2,372,080 3.50%, 4/1/48, Pool #G08808 2,134,783
229,647 4.00%, 4/1/48, Pool #ZM6153 212,007
2,586,340 3.50%, 4/1/48, Pool #Q55389 2,327,679
2,395,037 3.50%, 5/1/48, Pool #G08813 2,155,442
788,486 4.50%, 8/1/48, Pool #G67715 758,202
2,413,739 4.00%, 8/1/48, Pool #SD0492 2,251,549
1,896,410 4.00%, 5/1/49, Pool #SD0488 1,765,976
1,494,088 4.50%, 3/1/50, Pool #SD0294 1,429,769
2,156,456 4.00%, 3/1/50, Pool #SD0296 2,001,479
770,822 4.00%, 6/1/50, Pool #SD0520 709,704
1,442,919 4.00%, 7/1/50, Pool #SD1146 1,336,976
11,062 3.00%, 7/1/50, Pool #QB1158 9,589
90,529 3.00%, 7/1/50, Pool #QB1479 78,700
24,656 3.00%, 7/1/50, Pool #QB1486 21,329
520,332 4.00%, 7/1/50, Pool #SD0878 481,640
11,965 3.00%, 7/1/50, Pool #QB1488 10,351
424,857 2.50%, 7/1/50, Pool #QB1193 352,476
690,139 1.50%, 8/1/50, Pool #RA3217 509,129
694,308 3.00%, 8/1/50, Pool #RA3313 599,948
708,204 3.00%, 8/1/50, Pool #RA3282 612,233
938,103 3.00%, 8/1/50, Pool #SD0519 812,231
70,487 3.00%, 8/1/50, Pool #QB2339 60,975
239,992 2.00%, 8/1/50, Pool #QB2296 190,256
4,551,771 3.00%, 9/1/50, Pool #SD0592 3,964,280
1,013,680 2.00%, 9/1/50, Pool #SI2075 795,889
1,756,977 1.50%, 10/1/50, Pool #SD8082 1,296,159
536,885 2.00%, 11/1/50, Pool #SD7528 425,729
3,261,292 2.50%, 2/1/51, Pool #SD7534 2,723,245

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 4,832,859 2.00%, 3/1/51, Pool #SD8134 $ 3,780,464
27,371,280 2.00%, 3/1/51, Pool #SD2903 21,445,227
1,771,852 2.00%, 4/1/51, Pool #SD7539 1,410,389
7,398,023 2.50%, 5/1/51, Pool #RA5077 6,117,564
2,058,262 2.50%, 5/1/51, Pool #SD0702 1,709,649
969,044 2.00%, 5/1/51, Pool #SD7541 768,152
2,296,176 1.50%, 5/1/51, Pool #SD8145 1,697,168
3,081,070 2.00%, 7/1/51, Pool #SD0716 2,451,492
1,011,325 3.00%, 7/1/51, Pool #SD7544 871,310
686,346 2.00%, 9/1/51, Pool #SD0730 544,085
920,216 2.00%, 9/1/51, Pool #SD0732 725,824
873,159 3.00%, 10/1/51, Pool #RA6015 750,594
27,117,078 2.50%, 10/1/51, Pool #SD8173 22,224,137
3,065,879 2.00%, 10/1/51, Pool #RA6071 2,409,472
189,125 1.50%, 10/1/51, Pool #QC9344 139,780
2,000,143 2.50%, 11/1/51, Pool #RA6397 1,666,099
6,483,072 2.50%, 11/1/51, Pool #SD7548 5,395,604
177,856 2.00%, 12/1/51, Pool #SD0789 141,511
3,929,571 2.50%, 12/1/51, Pool #RA6388 3,249,428
968,717 2.00%, 12/1/51, Pool #SD0786 767,865
923,709 2.00%, 12/1/51, Pool #SD0785 728,951
367,720 2.00%, 12/1/51, Pool #SD0783 290,177
20,586,129 2.50%, 1/1/52, Pool #SD7552 17,045,450
7,178,348 2.00%, 1/1/52, Pool #SD7549 5,697,875
1,695,293 2.00%, 1/1/52, Pool #SD0894 1,348,470
2,331,569 2.00%, 1/1/52, Pool #SD0892 1,848,098
6,251,293 2.50%, 1/1/52, Pool #SD0923 5,107,317
743,258 3.00%, 2/1/52, Pool #SD7550 644,049
1,213,055 2.00%, 2/1/52, Pool #RA6768 943,919
20,447,209 3.00%, 3/1/52, Pool #SD7553 17,653,791
73,444 5.00%, 6/1/52, Pool #QE4965 71,601
912,964 3.50%, 6/1/52, Pool #SD1053 817,763
971,532 3.50%, 6/1/52, Pool #SD1049 864,915
514,164 4.00%, 6/1/52, Pool #SD1952 475,449
355,771 3.50%, 6/1/52, Pool #SD1086 316,091
412,025 4.50%, 7/1/52, Pool #SD8231 387,879
1,176,864 5.00%, 7/1/52, Pool #SD1300 1,151,390
2,462,604 4.50%, 7/1/52, Pool #RA7506 2,323,627
793,705 4.50%, 8/1/52, Pool #QE8252 748,796
3,010,704 5.00%, 8/1/52, Pool #SD1465 2,935,135
2,978,528 3.00%, 8/1/52, Pool #SD7556 2,565,139
112,210 5.00%, 9/1/52, Pool #QF0409 109,393
349,744 5.00%, 10/1/52, Pool #QF0895 340,959
1,808,934 4.50%, 11/1/52, Pool #SD2000 1,702,495
629,629 5.00%, 11/1/52, Pool #SD1882 610,301
369,543 6.00%, 11/1/52, Pool #RA8216 373,007
1,320,144 5.00%, 12/1/52, Pool #SD1991 1,279,475
683,820 5.00%, 12/1/52, Pool #SD2081 662,832
800,306 5.00%, 12/1/52, Pool #RA8295 775,731
1,853,555 6.00%, 1/1/53, Pool #SD2163 1,895,900
839,678 5.00%, 1/1/53, Pool #RA8404 813,893
442,780 5.50%, 1/1/53, Pool #SD2275 439,550
1,467,167 5.50%, 1/1/53, Pool #QF6560 1,451,237
322,860 5.00%, 2/1/53, Pool #SD2306 312,946
1,062,560 6.00%, 2/1/53, Pool #RA8560 1,068,989
620,322 6.00%, 3/1/53, Pool #SD2598 624,047
4,003,157 5.50%, 3/1/53, Pool #RA8758 3,959,704
1,275,381 6.00%, 4/1/53, Pool #SD2760 1,286,852
3,517,407 5.50%, 5/1/53, Pool #RA9063 3,479,229
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 2,667,396 6.00%, 5/1/53, Pool #RA9073 $ 2,698,397
2,984,268 5.50%, 5/1/53, Pool #SD2893 2,962,379
1,022,988 6.00%, 5/1/53, Pool #SD2886 1,032,608
2,237,299 6.00%, 6/1/53, Pool #SD3176 2,257,280
470,494 5.50%, 8/1/53, Pool #RA9625 464,939
1,088,505 6.50%, 11/1/53, Pool #RJ0320 1,116,249
3,196,686 5.50%, 12/1/54, Pool #RJ3084 3,158,902
260,722,151
Federal National Mortgage Association - REMICS (0.2%):
2,235,491 Class CY , Series 2010-136, 4.00%, 12/25/40 2,107,384
2,264,006 Class ZA , Series 2011-8, 4.00%, 2/25/41 2,047,503
394,029 Class UF , Series 2016-48,
5.08%(SOFR30A+51bps), 8/25/46 391,006
1,849,784 Class AO , Series 2023-36, 1.54%, 8/25/50 1,246,309
979,137 Class IO , Series 2021-88, 2.50%, 12/25/51 133,058
5,925,260
Federal Home Loan Mortgage Corporation - REMICS (0.3%):
165,379 Class FL , Series 4248, 5.16%(SOFR30A+56bps),
5/15/41 164,288
907,489 Class XZ , Series 4316, 4.50%, 3/15/44 873,975
772,881 Class ZX , Series 4352, 4.00%, 4/15/44 722,197
304,388 Class FB , Series 4606, 5.21%(SOFR30A+61bps),
8/15/46 300,687
783,197 Class AO , Series 5341, 1.33%, 6/25/50 557,932
2,188,450 Class TJ , Series 5002, 2.00%, 7/25/50 1,736,180
2,217,357 Class AK , Series 4988, 1.00%, 7/25/50 1,706,201
3,478,065 Class PO , Series 5319, 1.65%, 8/25/50 2,280,114
925,542 Class ID , Series 5109, 2.50%, 5/25/51 135,170
8,476,744
Federal Home Loan Bank (0.2%):
4,080,000 3.56%, 5/16/33 3,746,848
1,435,000 1.85%, 1/25/36, Callable 1/25/25 @ 100.00 1,049,493
1,720,000 1.87%, 2/8/36, Callable 2/8/25 @ 100.00 1,259,380
920,000 1.87%, 2/8/36, Callable 2/8/25 @ 100.00 673,622
6,729,343
Federal Farm Credit Banks Funding Corp. (0.6%):
625,000 3.50%, 9/1/32 576,677
1,045,000 3.88%, 9/20/32 988,836
6,095,000 1.68%, 9/17/35, Callable 1/14/25 @ 100.00 4,400,328
3,450,000 1.84%, 1/25/36, Callable 1/14/25 @ 100.00 2,520,253
4,730,000 2.10%, 2/25/36, Callable 1/14/25 @ 100.00 3,554,571
2,569,000 2.50%, 4/14/36, Callable 1/14/25 @ 100.00 2,008,079
2,875,000 2.49%, 5/19/36, Callable 1/14/25 @ 100.00 2,240,212
16,288,956
Total U.S. Government Agency Mortgages (Cost $976,328,378) 904,949,116
U.S. Treasury Obligations (30.8%):
U.S. Treasury Bonds (10.4%):
1,990,000 5.38%, 2/15/31 2,080,794
14,025,000 4.75%, 2/15/37 14,217,844
7,185,000 5.00%, 5/15/37 7,438,720
12,855,000 1.13%, 8/15/40 7,664,794
30,585,000 1.88%, 2/15/41 20,477,613
2,795,000 2.00%, 11/15/41 1,877,017
23,885,000 3.13%, 11/15/41 19,212,497
5,045,000 2.38%, 2/15/42 3,590,621
33,675,000 4.00%, 11/15/42 30,302,238
16,285,000 2.75%, 11/15/42 12,162,859

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Bonds, continued
$ 1,360,000 3.88%, 2/15/43 $ 1,200,200
4,335,000 3.88%, 5/15/43 3,817,509
7,022,500 3.63%, 8/15/43 5,949,374
11,075,000 4.38%, 8/15/43 10,426,074
6,000,000 4.75%, 11/15/43 5,926,875
2,865,000 4.50%, 2/15/44 2,736,075
445,000 4.13%, 8/15/44 403,003
4,485,000 4.63%, 11/15/44 4,350,450
955,000 3.00%, 5/15/45 721,622
1,770,000 2.88%, 8/15/45 1,305,375
12,235,000 3.00%, 11/15/45 9,199,191
18,635,000 2.25%, 8/15/46 12,031,222
6,855,000 2.88%, 11/15/46 4,980,586
3,105,000 2.75%, 11/15/47 2,179,322
5,645,000 3.00%, 2/15/48 4,142,019
63,515,000 3.13%, 5/15/48(d) 47,596,553
4,055,000 3.38%, 11/15/48 3,168,602
3,935,000 3.00%, 2/15/49 2,863,942
125,000 2.88%, 5/15/49 88,672
19,355,000 1.38%, 8/15/50 9,441,611
2,954,000 1.63%, 11/15/50 1,541,157
13,650,000 2.38%, 5/15/51 8,590,969
1,102,000 1.88%, 11/15/51 608,166
1,054,000 2.25%, 2/15/52 639,482
18,188,000 2.88%, 5/15/52 12,725,916
5,054,000 3.00%, 8/15/52 3,629,404
1,052,000 3.63%, 2/15/53 855,408
2,252,000 3.63%, 5/15/53 1,832,917
11,565,000 4.25%, 8/15/54^ 10,578,361
2,104,000 4.50%, 11/15/54 2,008,663
294,563,717
U.S. Treasury Notes (20.4%):
43,240,000 4.63%, 2/28/26 43,415,662
25,480,000 4.88%, 4/30/26 25,679,062
50,176,000 3.75%, 8/31/26 49,791,840
3,825,000 4.63%, 9/15/26 3,847,711
4,752,000 4.38%, 12/15/26 4,763,880
21,220,000 4.25%, 3/15/27 21,220,000
143,095,000 4.50%, 5/15/27 143,832,834
55,825,000 4.63%, 6/15/27 56,304,746
7,520,000 4.38%, 7/15/27 7,541,150
8,495,000 3.75%, 8/15/27 8,388,813
10,844,000 3.38%, 9/15/27 10,598,316
6,265,000 3.88%, 10/15/27 6,200,392
9,370,000 4.13%, 11/15/27 9,331,934
7,205,000 4.00%, 12/15/27 7,141,380
818,200 1.50%, 11/30/28 734,974
11,147,000 4.63%, 4/30/29 11,258,470
6,632,000 4.25%, 6/30/29 6,597,804
8,665,000 4.00%, 7/31/29 8,532,317
4,134,000 3.63%, 8/31/29 4,004,813
5,850,000 3.13%, 8/31/29 5,542,875
15,116,000 3.50%, 9/30/29 14,551,512
6,032,000 4.13%, 10/31/29 5,965,083
13,821,000 4.13%, 11/30/29 13,669,833
998,000 3.88%, 11/30/29 975,857
3,087,000 3.75%, 5/31/30 2,988,602
882,000 4.00%, 7/31/30 863,809
895,000 4.63%, 9/30/30 903,670
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$ 2,637,000 3.75%, 12/31/30 $ 2,541,409
10,598,000 4.00%, 1/31/31 10,346,297
2,729,000 4.25%, 2/28/31 2,699,152
19,060,000 4.13%, 3/31/31 18,720,494
1,201,000 4.63%, 4/30/31 1,211,696
9,400,000 4.25%, 6/30/31 9,285,437
8,139,000 4.13%, 7/31/31 7,980,035
2,343,000 3.75%, 8/31/31 2,245,619
3,990,000 3.63%, 9/30/31 3,793,617
6,785,000 4.13%, 10/31/31 6,645,059
1,322,000 4.38%, 5/15/34 1,302,583
22,277,000 3.88%, 8/15/34 21,079,611
13,608,000 4.25%, 11/15/34 13,261,421
575,759,769
Total U.S. Treasury Obligations (Cost $953,846,026) 870,323,486
Shares
Affiliated Investment Company (0.5%):
Money Market Funds (0.5%):
13,736,738 BlackRock Liquidity FedFund, Institutional Class ,
5.02%
+
(c)(e) 13,736,738
Total Affiliated Investment Company (Cost $13,736,738) 13,736,738
Unaffiliated Investment Company (3.8%):
Money Market Funds (3.8%):
107,141,681 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.33%(c) 107,141,681
Total Unaffiliated Investment Company (Cost $107,141,681) 107,141,681
Total Investment Securities
(Cost $3,152,223,264 ) — 105.5% (f) 2,977,108,647
Net other assets (liabilities) — (5.5)% (155,973,133)
Net Assets — 100.0% $ 2,821,135,514

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2024 .
GO—General Obligation
H15T5Y—5 Year Treasury Constant Maturity Rate
MTN—Medium Term Note
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
SOFR30A—Secured Overnight Financing Rate 30-day Average
TBA—To Be Announced Security
^ This security or a partial position of this security was on loan as of December 31, 2024. The total value of securities on loan as of December 31, 2024 was $13,174,823.
† Represents less than 0.05%.
+ Affiliated Securities
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at December
31, 2024.
(c) The rate represents the effective yield at December 31, 2024.
(d) All or a portion of this security has been pledged as collateral for open derivative positions.
(e) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2024.
(f) See Federal Tax Information listed in the Notes to the Financial Statements.
Securities Sold Short (-2.5%):
At December 31, 2024, the Fund's securities sold short were as follows:
Security Description
Coupon
Rate Maturity Date Par Amount
Proceeds
Received Value
U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA 3.50% 1/25/55 $ (4,070,000) $ (3,694,112) $ (3,595,591)
Federal National Mortgage Association, TBA 4.50% 1/25/55 (27,000) (26,039) (25,371)
Federal National Mortgage Association, TBA 5.00% 1/25/55 (16,155,000) (15,916,122) (15,579,478)
Federal National Mortgage Association, TBA 2.00% 1/25/40 (3,619,000) (3,250,005) (3,191,506)
Federal National Mortgage Association, TBA 2.00% 1/25/55 (31,469,000) (25,188,022) (24,458,543)
Federal National Mortgage Association, TBA 1.50% 1/25/40 (1,781,000) (1,552,983) (1,524,146)
Federal National Mortgage Association, TBA 3.50% 1/25/40 (73,000) (69,864) (68,974)
Federal National Mortgage Association, TBA 2.50% 1/25/55 (19,680,000) (16,462,794) (16,014,600)
Government National Mortgage Association
Government National Mortgage Association, TBA 2.50% 1/20/55 (6,610,000) (5,650,958) (5,514,960)
Government National Mortgage Association, TBA 2.00% 1/20/55 (1,615,000) (1,320,418) (1,290,234)
$ (73,131,317) $ (71,263,403)
Futures Contracts
At December 31, 2024, the Fund's open futures contracts were as follows:
Short Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
30- Day Federal Funds December Futures (U.S. Dollar) 12/31/24 18 $ (7,164,948) $ (2,469)
Euro-Bund March Futures (Euro) 3/6/25 118 (16,308,059) 362,352
U.S. Treasury 2-Year Note March Futures (U.S. Dollar) 3/31/25 52 (10,691,688) (1,421)
Ultra 10-Year U.S. Treasury Note March Futures (U.S. Dollar) 3/20/25 163 (18,143,938) 87,126
$ 445,58 8
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
Long Gilt March Futures (British Pounds) 3/27/25 114 $ 13,186,391 $ (407,704)
U.S. Treasury 10-Year Note March Futures (U.S. Dollar) 3/20/25 997 108,423,750 (908,921)
U.S. Treasury 30-Year Bond March Futures (U.S. Dollar) 3/20/25 37 4,212,219 (100,095)
U.S. Treasury 5-Year Note March Futures (U.S. Dollar) 3/31/25 1,308 139,046,531 (512,733)

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Ultra Long Term U.S. Treasury Bond March Futures (U.S. Dollar) 3/20/25 22 $ 2,615,938 $ (88,035)
$ (2,017,488)
Total Net Futures Contracts $ (1,571 , 900 )
Forward Currency Contracts
At December 31, 2024, the Fund's open forward currency contracts were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Net Unrealized
Appreciation/
(Depreciation)
U.S. Dollar 158,434 European Euro 144,621 Bank of New York Mellon 1/16/25 $ 8,552
Total Net Forward Currency Contracts $ 8,552
Balances Reported in the Statement of Assets and Liabilities for Forward Currency Contracts.
Unrealized Unrealized
Appreciation Depreciation
Forward currency contracts $ 8,55 2 $ —

AZL Enhanced Bond Index Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2024
Statement of Operations
For the Year Ended December 31, 2024
Assets:
Investments in non-affiliates, at cost $ 3,138,486,526
Investments in affiliates, at cost 13,736,738
aaa
aaa
Investments in non-affiliates, at value(a) $ 2,963,371,909
Investments in affiliates, at value 13,736,738
Interest and dividends receivable 20,836,624
Foreign currency, at value (cost $212,089) 211,579
Unrealized appreciation on forward currency contracts 8,552
Receivable for TBA investments sold 112,693,321
Prepaid expenses 14,247
Total Assets 3,110,872,970
Liabilities:
Cash overdraft 31,338
Payable for investments purchased 9,490,457
Payable for TBA investments purchased 188,444,574
Payable for capital shares redeemed 4,300,626
Payable for collateral received on loaned securities 13,736,738
Securities sold short (Proceeds received $73,131,317) 71,263,403
Due to broker for TBA investments collateral 620,000
Payable for variation margin on futures contracts 255,020
Management fees payable 847,771
Administration fees payable 29,064
Distribution fees payable 605,551
Custodian fees payable 16,795
Administrative and compliance services fees payable 8,805
Transfer agent fees payable 1,753
Trustee fees payable 18,424
Other accrued liabilities 67,137
Total Liabilities 289,737,456
Commitments and contingent liabilities^
Net Assets
$ 2,821,135,514
Net Assets Consist of:
Paid in capital $ 3,144,255,506
Total distributable earnings (323,119,992)
Net Assets
$ 2,821,135,514
Shares of beneficial interest (unlimited number of shares authorized, no par value) 294,866,049
Net Asset Value (offering and redemption price per share) $ 9.57
(a) Includes securities on loan of $13,174,823.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 130,841,134
Dividends 5,326,482
Income from securities lending 65,705
Total Investment Income 136,233,321
Expenses:
Management fees 10,296,186
Administration fees 863,281
Distribution fees 7,354,430
Custodian fees 84,088
Administrative and compliance services fees 49,052
Transfer agent fees 11,634
Trustee fees 139,790
Professional fees 160,373
Shareholder reports 13,950
Other expenses 59,839
Total expenses 19,032,623
Net Investment Income/(Loss)
117,200,698
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies (21,977,346)
Net realized gains/(losses) on forward currency contracts 142,360
Net realized gains/(losses) on futures contracts (4,702 , 346 )
Net realized gains/(losses) on securities sold short 1,209,927
Change in net unrealized appreciation/depreciation on securities and foreign currencies (57,823,133)
Change in net unrealized appreciation/depreciation on forward currency contracts 281,833
Change in net unrealized appreciation/depreciation on futures contracts (1,779 , 778 )
Change in net unrealized appreciation/depreciation on securities sold short 3,691,768
Net realized and Change in net unrealized gains/losses on
investments
(80,956,715)
Change in Net Assets Resulting From Operations
$ 36,243,983

AZL Enhanced Bond Index Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2024
For the
Year Ended
December 31, 2023
Change In Net Assets:
Operations:
Net investment income/(loss) $ 117,200,698 $ 111,038,047
Net realized gains/(losses) on investments (25,327 ,4 05 ) (95,422,759)
Change in unrealized appreciation/depreciation on investments (55,629 , 3 1 0 ) 123,584,564
Change in net assets resulting from operations 36,243,983 139,199,852
Distributions to Shareholders:
Distributions (108,645,341) (49,043,492)
Change in net assets resulting from distributions to shareholders (108,645,341) (49,043,492)
Capital Transactions:
Proceeds from shares issued 55,913,525 987,667,727
Proceeds from shares issued in merger — 10,164,890
Proceeds from dividends reinvested 108,645,341 49,043,492
Value of shares redeemed (298,150,364) (197,773,071)
Change in net assets resulting from capital transactions (133,591,498) 849,103,038
Change in net assets (205,992,856) 939,259,398
Net Assets:
Beginning of period 3,027,128,370 2,087,868,972
End of period $ 2,821,135,514 $ 3,027,128,370
Share Transactions:
Shares issued 5,831,336 102,500,039
Shares issued in merger — 1,056,536
Dividends reinvested 10,985,373 5,395,324
Shares redeemed (30,182,696) (20,936,967)
Change in shares (13,365,987) 88,014,932
Amounts shown as “—“ are either $0 or round to less than $1.

AZL Enhanced Bond Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Net Asset Value, Beginning of Period
$9.82 $9.48 $11.17 $11.78 $11.21
Investment Activities:
Net Investment Income/(Loss)(a) 0.39  0.38  0.20  0.09  0.17
Net Realized and Unrealized Gains/(Losses) on Investments (0.26) 0.12  (1.73) (0.32) 0.67
Total from Investment Activities 0.13  0.50  (1.53) (0.23) 0.84
Distributions to Shareholders From:
Net Investment Income (0.38) (0.16) (0.15) (0.09) (0.27)
Net Realized Gains —  —  (0.01) (0.29) —
Total Dividends (0.38) (0.16) (0.16) (0.38) (0.27)
Net Asset Value, End of Period
$9.57 $9.82 $9.48 $11.17 $11.78
Total Return
(b) 1.19% 5.39% (13.68)% (1.94)% 7.53%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $2,821,136 $3,027,128 $2,087,869 $2,689,733 $2,081,430
Net Investment Income/(Loss) 3.98% 3.93% 2.03% 0.80% 1.45%
Expenses Before Reductions(c) 0.65% 0.65% 0.64% 0.66% 0.66%
Expenses Net of Reductions 0.65% 0.65% 0.64% 0.66% 0.66%
Portfolio Turnover Rate 110% 105% 133% 137% 140%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
December 31, 2024

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Enhanced Bond
Index Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Securities Purchased on a When-Issued Basis
The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.
Short Sales
The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
December 31, 2024

payment. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2024 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $6,411 during the year ended December 31, 2024. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $13,736,738 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2024. At December 31, 2024, there were no master netting provisions in the securities lending agreement.
TBA Purchase and Sales Commitments
The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted
“good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of December 31, 2024, no collateral had been posted by the Fund to counterparties for TBAs.

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
December 31, 2024

Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2024, the Fund participated in the following cross-trade transactions:
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Forward Currency Contracts
During the year ended December 31, 2024, the Fund entered into forward currency contracts in connections with planned purchases or sales of securities or to hedge the U.S.
dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. For the year ended December 31, 2024, the monthly average notional amount for long contracts was $0.3 million and the monthly average notional amount for short contracts was $7.9 million. Realized gains and losses are reported as “Net realized gains/(losses) on forward currency contracts” on the Statement of Operations.
Futures Contracts
During the year ended December 31, 2024, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December
31, 2024, the monthly average notional amount for long contracts was $261.6 million, and the monthly average notional amount for short contracts was $66.4 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2024:
Purchases
Sales
Realized Gains/
(Losses)
AZL Enhanced Bond Index Fund $86,899 $— $—
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Interest Rate Risk
– 449,478
–
– (2,018,908)
Futures Contracts Receivable for variation margin on futures contracts* $449,478 Payable for variation margin on futures contracts* $ 2,021 , 378
Foreign Exchange Risk
– 8,552
–
– –
Forward Currency Contracts Unrealized appreciation on forward currency contracts $ 8,552 Unrealized depreciation on forward currency contracts —
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts”.

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
December 31, 2024

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2024:
The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.
The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at December 31, 2024. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the
Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2024.
As of December 31, 2024, the Fund’s derivative assets and liabilities by type were as follows:
The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under MNA and net of the related collateral received by the Fund as of
December 31, 2024:
* The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
For the year ended December 31, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Subadviser from the Manager is 0.14% of the first $100 million of the Fund’s net assets, 0.09% of the next $200 million of the Fund’s net assets and
0.05% of the Fund’s net assets over $300 million.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Interest Rate Risk
4,704,816 1,777,308
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$(4,702,346) $(1,779,778)
Foreign Exchange Risk
– (142,360) (281,833)
Forward Currency Contracts Net realized gains/(losses) on forward currency contracts/ Change in net unrealized appreciation/depreciation on forward currency contracts
$142,360 $281,833
Assets Liabilities
Derivative Financial Instruments:
Forward Currency Contracts $8,552 $—
Futures Contracts — 255,020
Total derivative assets and liabilities in the Statement of Assets and Liabilities 8,552 255,020
Derivatives not subject to a master netting agreement or similar agreement ("MNA") — (255,020)
Total derivative assets and liabilities subject to a MNA $8,552 $—
Counterparty
Derivative Assets Subject to
an MNA by Counterparty
Derivatives Available for
Offset
Non-Cash Collateral
Received*
Cash Collateral
Received*
Net Amount of
Derivative Assets
Bank of New York Mellon $8,552 $— $— $— $8,552
Total $8,552 $— $— $— $8,552
Annual Rate* Annual Expense Limit
AZL Enhanced Bond Index Fund 0.35% 0.70%

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
December 31, 2024

Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the year ended December 31, 2024, there were no such waivers.
At December 31, 2024, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and officer support services to the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the
Fund's average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
12/31/24
Shares
as of
12/31/24
Dividend
Income
Capital Gains
Distributions
BlackRock Liquidity FedFund ,
Institutional Class $ 3,497,649 $ 10,239,089
(a)
 $ —  $ —  $ — $ 13,736,738 13,736,738  $ 65,705
(b)
 $ —
(a) Represents net amount purchased (sold).
(b) All or portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of securities lending fees and collateral investment expenses, and other payments to and from borrowers of securities.

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
December 31, 2024

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source in accordance with valuation procedures approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Forward currency contracts are generally valued at the forward foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2024 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2024 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
For the year ended December 31, 2024 purchases and sales of long-term U.S. government securities were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Investment Securities: Level 1 Level 2 Level 3 Total
Asset Backed Securities $ — $ 134,610,224 $ — $ 134,610,224
Collateralized Mortgage Obligations — 74,704,660 — 74,704,660
Collateralized Mortgage Backed Securities — 107,962,183 — 107,962,183
Corporate Bonds
+
— 673,421,579 — 673,421,579
Foreign Bond
+
— 151,458 — 151,458
Yankee Debt Obligations
+
— 76,750,150 — 76,750,150
Municipal Bonds — 13,357,372 — 13,357,372
U.S. Government Agency Mortgages — 904,949,116 — 904,949,116
U.S. Treasury Obligations — 870,323,486 — 870,323,486
Affiliated Investment Company 13,736,738 — — 13,736,738
Unaffiliated Investment Company 107,141,681 — — 107,141,681
Total Investment Securities 120,878,419 2,856,230,228 — 2,977,108,647
Securities Sold Short — (71,263,403) — (71,263,403)
Other Financial Instruments:
*
Futures Contracts (1,571,900) — — (1,571,900)
Forward Currency Contracts — 8,552 — 8,552
Total Investments $119,306,519 $2,784,975,377 $— $2,904,281,896
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts and forward currency contracts.  These investments are generally presented in the financial statements at variation margin for futures contracts or at unrealized gain or loss on forward currency contracts.
Purchases Sales
AZL Enhanced Bond Index Fund $3,115,758,627 $3,291,506,149
Purchases Sales
AZL Enhanced Bond Index Fund $1,183,752,544 $1,186,477,965

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
December 31, 2024

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Mortgage-Related and Other Asset-Backed Securities Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, investments in mortgage-related securities may cause the Fund to exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If the Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied.
An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-
payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.
Short Sale Risk: The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities that it does not own exposes the
Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 is $3,082,251,837. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
As of the end of its tax year ended December 31, 2024, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.
Unrealized appreciation $7,154,653
Unrealized (depreciation) (183,561,246)
Net unrealized appreciation/(depreciation) $(176,406,593)

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
December 31, 2024

CLCFs not subject to expiration:
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the
1940 Act. As of December 31, 2024, the Fund had no shareholder accounts which are affiliated with the Manager representing ownership in excess of 25% of the Fund.
9. Acquisition of Funds
Effective as of the close of business March 10, 2023, the Fund acquired all the assets and liabilities of the AZL DFA Five-Year Global Fixed Income Fund (“AZL DFA Five-Year Fund”), an
open-end management investment company, pursuant to a plan of reorganization approved by the Board on December 13, 2022 (the “Plan”). The acquisition was accomplished by a taxable exchange of 1,217,405 shares of the AZL DFA Five-Year Fund outstanding as of close of business March 10, 2023, valued at $10,164,890 for 1,056,536 shares of the Fund.
At the close of business March 10, 2023, the AZL DFA Five-Year Fund’s investment holdings had a fair value of $9,967,081 and identified cost of $9,967,081. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value, including the cost basis of investments received. All fees and expenses incurred by the AZL DFA
Five-Year Fund and the Fund directly in connection with the Plan were borne by the Manager. There were no material differences in accounting policies of the AZL DFA Five-Year Fund as compared to those of the Fund.
10. Segment Reporting
The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. Subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
Short-Term
Amount
Long-Term
Amount Total
AZL Enhanced Bond Index Fund $ 67,321,211 $ 196,464,644 $ 263,785,855
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Enhanced Bond Index Fund $108,645,341 $– $108,645,341
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Enhanced Bond Index Fund $49,043,492 $— $49,043,492
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Enhanced Bond Index Fund $118,018,163 $— $(263,785,855) $(176,398,715) $(322,166,407)
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts, straddles and other miscellaneous differences.

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
December 31, 2024

11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL Enhanced Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL Enhanced Bond Index Fund (one of the funds constituting
Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Approval of Investment Advisory and Subadvisory Agreements
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (together, the
“Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”).
As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2026 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the
Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b)
Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b-1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and
relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2024. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 4 and 11, 2024, and September 24, 2024, as well as in various other meetings preceding those meetings. Accordingly, the Advisory Contracts were approved by the Board at an in-person meeting on September 24, 2024. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2026.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers . The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers . In connection with every quarterly Board meeting, as well as the summer and fall 2024 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 4 and 11, 2024, and
September 24, 2024, the Manager reported that for the one-year period ended December 31, 2023, six Funds were in the top 40%, four were in the middle 20%, and five were in the bottom 40% of their respective Lipper peer groups. For the three-year period ended December 31, 2023, eight Funds were in the top 40%, three were in the middle 20% and four were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2023, six Funds were in the top 40%, two were in the middle 20%, and seven were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Two Funds, the AZL Enhanced Bond Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The
Board had previously met with the portfolio managers of the AZL Government Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective Subadvisers. The Board also considered the impact of recoupment of previously waived fees and of low short-term interest rates on the performance of the AZL Government Money Market Fund during the periods measured.
The Board considered that the AZL Russell Value 1000 Index Fund, which was in the bottom 40% of its Lipper peer group for the three- and five-year periods, had shown improved relative performance in more recent periods.

At the Board meeting held September 24, 2024, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2024.
Thus, at the Board meeting held September 24, 2024, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds. The Manager supplied information to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account.
The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the
“actual” advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 14 Funds reviewed by the Board in the summer and fall of 2024, 13 Funds paid “actual” advisory fees in a percentage amount within the 65th percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2023 for the 14 Funds was as follows: (1) 13 of the Funds had management fee rankings at or below the 65th percentile (with 9 Funds at or below the 50th percentile); and (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category. The Board noted that it had previously considered and approved a temporary reduction in the AZL MSCI Global Equity Index Fund’s management fee, which is in effect through at least April 30, 2026. In addition, the Board also considered that the AZL Enhanced Bond Index Fund ranked at the 63rd percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b-1 fee paid by the Funds, and other
Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2021 through 2023. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2024, were approximately $14.2 billion, including assets of affiliated investing funds, and that no single Fund had assets in excess of approximately $3.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

ANNRPT1224 02/25
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Fidelity Institutional Asset Management
Multi-Strategy Fund
Annual Financial Statements and Other Information
December 31, 2024

AZL® Fidelity Instiutional Asset Management Multi-Strategy Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Approval of Investment Advisory and Subadvisory Agreements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks (40.9%):
Aerospace & Defense (1.1%):
15,219 L3Harris Technologies, Inc. $ 3,200,251
8,442 Lockheed Martin Corp. 4,102,306
7,164 Northrop Grumman Corp. 3,361,994
18,520 RTX Corp. 2,143,134
36,762 Textron, Inc. 2,811,925
15,619,610
Automobiles (0.9%):
336,713 Ford Motor Co. 3,333,459
25,694 Tesla, Inc.* 10,376,265
13,709,724
Banks (1.5%):
150,162 Bank of America Corp. 6,599,620
13,739 Citigroup, Inc. 967,088
47,162 JPMorgan Chase & Co. 11,305,203
35,078 Wells Fargo & Co. 2,463,879
21,335,790
Beverages (0.0%
†
):
3,474 PepsiCo, Inc. 528,256
Biotechnology (1.2%):
38,516 AbbVie, Inc. 6,844,293
5,401 Amgen, Inc. 1,407,717
639 Biogen, Inc.* 97,716
59,562 Exelixis, Inc.* 1,983,415
50,166 Gilead Sciences, Inc. 4,633,833
24,073 Incyte Corp.* 1,662,722
225 Regeneron Pharmaceuticals, Inc.* 160,274
16,789,970
Broadline Retail (1.9%):
123,917 Amazon.com, Inc.* 27,186,151
Building Products (0.5%):
19,560 Allegion plc 2,556,101
1,444 Masco Corp. 104,791
10,473 Trane Technologies plc 3,868,202
6,529,094
Capital Markets (1.2%):
57,783 Charles Schwab Corp. (The) 4,276,520
10,521 CME Group, Inc. 2,443,292
913 Goldman Sachs Group, Inc. (The) 522,802
411 LPL Financial Holdings, Inc. 134,196
13,242 Morgan Stanley 1,664,784
1,152 MSCI, Inc. 691,212
4,089 S&P Global, Inc. 2,036,445
40,226 SEI Investments Co. 3,317,840
16,405 T. Rowe Price Group, Inc. 1,855,241
16,942,332
Chemicals (0.3%):
15,066 Ecolab, Inc. 3,530,265
4,472 PPG Industries, Inc. 534,181
4,064,446
Commercial Services & Supplies (0.3%):
18,788 Cintas Corp. 3,432,568
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
6,745 Republic Services, Inc. $ 1,356,959
4,789,527
Communications Equipment (0.7%):
15,308 Arista Networks, Inc.* 1,691,993
72,021 Cisco Systems, Inc. 4,263,643
8,356 Motorola Solutions, Inc. 3,862,394
9,818,030
Construction & Engineering (0.1%):
3,182 Valmont Industries, Inc. 975,824
Construction Materials (0.2%):
32,375 CRH plc 2,995,335
Consumer Finance (0.2%):
7,263 American Express Co. 2,155,586
1,548 Capital One Financial Corp. 276,039
2,431,625
Consumer Staples Distribution & Retail (0.7%):
2,038 Costco Wholesale Corp. 1,867,358
13,711 Kroger Co. (The) 838,428
83,873 Walmart, Inc. 7,577,925
10,283,711
Diversified Telecommunication Services (0.2%):
108,225 AT&T, Inc. 2,464,283
Electric Utilities (0.4%):
3,275 Eversource Energy 188,083
65,403 NextEra Energy, Inc. 4,688,741
7,810 NRG Energy, Inc. 704,618
5,581,442
Electrical Equipment (0.2%):
17,920 AMETEK, Inc. 3,230,259
Electronic Equipment, Instruments & Components (0.0%
†
):
1,351 Zebra Technologies Corp.* 521,783
Entertainment (0.9%):
8,768 Netflix, Inc.* 7,815,094
17,667 Playtika Holding Corp. 122,609
47,715 Walt Disney Co. (The) 5,313,065
6,077 Warner Bros Discovery, Inc.* 64,234
13,315,002
Financial Services (2.2%):
28,371 Berkshire Hathaway, Inc., Class B* 12,860,007
34,105 Block, Inc.* 2,898,584
626 Global Payments, Inc. 70,150
15,885 Mastercard, Inc., Class A 8,364,564
31,749 PayPal Holdings, Inc.* 2,709,777
14,406 Visa, Inc., Class A 4,552,872
31,455,954
Ground Transportation (0.7%):
89,984 CSX Corp. 2,903,784
83,216 Lyft, Inc., Class A* 1,073,487

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Ground Transportation, continued
2,794 Norfolk Southern Corp. $ 655,752
17,626 Uber Technologies, Inc.* 1,063,200
20,333 Union Pacific Corp. 4,636,737
10,332,960
Health Care Equipment & Supplies (0.4%):
11,926 Abbott Laboratories 1,348,950
16,333 Becton Dickinson & Co. 3,705,467
9,566 GE HealthCare Technologies, Inc. 747,870
486 IDEXX Laboratories, Inc.* 200,932
6,003,219
Health Care Providers & Services (0.6%):
11,087 Cano Health LLC* 134,485
3,381 Cardinal Health, Inc. 399,871
10,995 Cigna Group (The) 3,036,159
20,336 CVS Health Corp. 912,883
796 McKesson Corp. 453,649
7,463 Solventum Corp.* 493,006
5,493 UnitedHealth Group, Inc. 2,778,689
8,208,742
Health Care REITs (0.0%
†
):
11,034 CareTrust REIT, Inc. 298,470
Hotels, Restaurants & Leisure (0.8%):
470 Booking Holdings, Inc. 2,335,157
56,178 Carnival Corp.* 1,399,956
34,021 Chipotle Mexican Grill, Inc.* 2,051,466
7,862 DoorDash, Inc., Class A* 1,318,851
142,626 International Game Technology plc 2,518,775
44,904 MGM Resorts International* 1,555,924
11,180,129
Household Durables (0.2%):
9,363 Garmin, Ltd. 1,931,212
1,825 TopBuild Corp.* 568,196
10,062 Tri Pointe Homes, Inc.* 364,848
2,864,256
Household Products (0.4%):
4,307 Clorox Co. (The) 699,500
7,818 Colgate-Palmolive Co. 710,734
27,376 Procter & Gamble Co. (The) 4,589,587
5,999,821
Independent Power and Renewable Electricity Producers
(0.0%
†
):
15,614 AES Corp. (The) 200,952
Industrial Conglomerates (0.2%):
2,734 3M Co. 352,932
14,556 General Electric Co. 2,427,795
2,780,727
Industrial REITs (0.0%
†
):
1,661 First Industrial Realty Trust, Inc. 83,266
Insurance (0.9%):
6,000 Allstate Corp. (The) 1,156,740
3,696 Aon plc, Class A 1,327,455
Shares Value
Common Stocks, continued
Insurance, continued
1,067 Cincinnati Financial Corp. $ 153,328
11,521 Globe Life, Inc. 1,284,822
1,321 Loews Corp. 111,876
393 Markel Group, Inc.* 678,408
9,802 Marsh & McLennan Cos., Inc. 2,082,043
15,351 Progressive Corp. (The) 3,678,253
4,390 Travelers Cos., Inc. (The) 1,057,507
9,962 Unum Group 727,525
4,112 Willis Towers Watson plc 1,288,043
13,546,000
Interactive Media & Services (3.0%):
69,842 Alphabet, Inc., Class A 13,221,091
58,465 Alphabet, Inc., Class C 11,134,074
31,377 Meta Platforms, Inc., Class A 18,371,547
42,726,712
IT Services (0.0%
†
):
6,341 Twilio, Inc., Class A* 685,335
Life Sciences Tools & Services (0.3%):
5,846 Agilent Technologies, Inc. 785,352
4,301 Medpace Holdings, Inc.* 1,428,921
2,950 Thermo Fisher Scientific, Inc. 1,534,678
3,748,951
Machinery (0.4%):
9,407 Caterpillar, Inc. 3,412,483
27,239 PACCAR, Inc. 2,833,401
6,245,884
Media (0.3%):
123,779 Comcast Corp., Class A 4,645,426
Metals & Mining (0.1%):
6,385 Nucor Corp. 745,194
3,269 Southern Copper Corp. 297,904
3,360 Steel Dynamics, Inc. 383,275
1,426,373
Oil, Gas & Consumable Fuels (1.2%):
63 California Resources Corp. 3,269
1,738 Cheniere Energy, Inc. 373,444
479 Chevron Corp. 69,378
29,074 ConocoPhillips 2,883,269
37,439 Devon Energy Corp. 1,225,379
25,667 EOG Resources, Inc. 3,146,261
79,914 Exxon Mobil Corp. 8,596,349
21,381 Occidental Petroleum Corp. 1,056,435
4,011 Sanchez Energy Corp.*(a) 346,571
17,700,355
Passenger Airlines (0.1%):
19,000 SkyWest, Inc.* 1,902,470
Personal Care Products (0.1%):
10,449 Estee Lauder Cos., Inc. (The) 783,466
Pharmaceuticals (1.4%):
69,097 Bristol-Myers Squibb Co. 3,908,126
5,280 Eli Lilly & Co. 4,076,160

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
28,178 Johnson & Johnson $ 4,075,102
60,124 Merck & Co., Inc. 5,981,136
110,326 Pfizer, Inc. 2,926,949
20,967,473
Professional Services (0.4%):
241 Automatic Data Processing, Inc. 70,548
2,205 Booz Allen Hamilton Holding Corp. 283,783
5,053 CACI International, Inc., Class A* 2,041,715
19,636 Leidos Holdings, Inc. 2,828,762
10,758 Maximus, Inc. 803,085
6,027,893
Retail REITs (0.2%):
19,093 Simon Property Group, Inc. 3,288,006
Semiconductors & Semiconductor Equipment (4.9%):
25,217 Applied Materials, Inc. 4,101,041
54,170 Broadcom, Inc. 12,558,773
566 Cirrus Logic, Inc.* 56,362
4,922 KLA Corp. 3,101,451
33,302 Lam Research Corp. 2,405,404
3,221 Micron Technology, Inc. 271,079
315,011 NVIDIA Corp. 42,302,827
10,041 Qorvo, Inc.* 702,167
32,463 QUALCOMM, Inc. 4,986,966
70,486,070
Software (4.3%):
11,276 Adobe, Inc.* 5,014,212
41,621 Alarm.com Holdings, Inc.* 2,530,557
19,622 Dropbox, Inc., Class A* 589,445
18,745 Fortinet, Inc.* 1,771,028
378 Intuit, Inc. 237,573
82,864 Microsoft Corp. 34,927,176
1,150 Oracle Corp. 191,636
1,403 Roper Technologies, Inc. 729,349
19,318 Salesforce, Inc. 6,458,587
2,719 ServiceNow, Inc.* 2,882,466
3,792 Tenable Holdings, Inc.* 149,329
69,372 Teradata Corp.* 2,160,938
5,521 Workday, Inc., Class A* 1,424,584
38,355 Zoom Communications, Inc.* 3,130,151
62,197,031
Specialized REITs (0.1%):
9,237 American Tower Corp. 1,694,158
1,374 Crown Castle, Inc. 124,704
919 Public Storage 275,186
2,094,048
Specialty Retail (1.4%):
16,426 Abercrombie & Fitch Co.* 2,455,194
45,511 Bath & Body Works, Inc. 1,764,461
12,964 Carvana Co.* 2,636,359
47,927 Gap, Inc. (The) 1,132,515
18,466 Home Depot, Inc. (The) 7,183,089
1 Party City Holdco, Inc.*(a) —
33,586 TJX Cos., Inc. (The) 4,057,525
Shares Value
Common Stocks, continued
Specialty Retail, continued
2,889 Ulta Beauty, Inc.* $ 1,256,513
20,485,656
Technology Hardware, Storage & Peripherals (3.4%):
193,632 Apple, Inc. 48,489,325
Tobacco (0.2%):
28,636 Philip Morris International, Inc. 3,446,343
Trading Companies & Distributors (0.1%):
916 W.W. Grainger, Inc. 965,510
Wireless Telecommunication Services (0.1%):
4,388 T-Mobile US, Inc. 968,563
Total Common Stocks (Cost $432,233,068) 591,347,580
Contracts
Warrants (0.0%
†
):
Health Care Providers & Services (0.0%
†
):
434 Cano Health, Inc., 12/30/28* 1,662
Oil, Gas & Consumable Fuels (0.0%
†
):
2,121 Occidental Petroleum Corp., 8/3/27* 58,434
Total Warrants (Cost $55,366) 60,096
Principal Amount
Asset Backed Securities (0.8%):
$ 383,127 AASET, Class A2, Series 2024-1A, 6.26%,
5/16/49(b) 385,878
422,894 AASET, Class A1, Series 2024-1A, 6.26%,
5/16/49(b) 426,149
1,038,302 AASET Trust, Class A, Series 2021-2A, 2.80%,
1/15/47(b) 941,138
149,421 AASET Trust, Class A, Series 2019-2, 3.38%,
10/16/39(b) 143,927
429,788 AASET Trust, Class A, Series 2021-1A, 2.95%,
11/16/41(b) 397,512
9,130 AASET Trust, Class A, Series 2019-1, 3.84%,
5/15/39(b) 9,013
84,107 AASET Trust, Class A, Series 2020-1A, 3.35%,
1/16/40(b) 79,823
83,701 AASET Trust, Class B, Series 2020-1A, 4.34%,
1/16/40(b) 72,805
144,751 AASET US, Ltd., Class A, Series 2018-1A, 3.84%,
1/16/38(b) 101,687
251,333 Blackbird Capital Aircraft Lease Securitization, Ltd.,
Class A, Series 2016-1A, 6.50%, 12/16/41(b)(c) 251,421
820,620 Blackbird Capital II Aircraft Lease, Ltd., Class A,
Series 2021-1A, 2.44%, 7/15/46, Callable 7/15/28
@ 100(b) 741,271
55,916 Castlelake Aircraft Securitization Trust, Class A,
Series 2018-1, 4.13%, 6/15/43(b) 54,397
88,897 Castlelake Aircraft Structured Trust, Class A, Series
2021-1A, 3.47%, 1/15/46(b) 84,121
172,200 Castlelake Aircraft Structured Trust, Class A, Series
2019-1A, 3.97%, 4/15/39(b) 158,857
186,315 Castlelake Aircraft Structured Trust, Class B, Series
2019-1A, 5.10%, 4/15/39(b) 128,234
343,160 DB Master Finance LLC, Class A2II, Series 2017-1A,
4.03%, 11/20/47, Callable 2/20/25 @ 100(b) 333,203

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Asset Backed Securities, continued
$ 425,000 GMF Floorplan Owner Revolving Trust, Class A1,
Series 2024-4A, 4.73%, 11/15/29(b) $ 424,241
151,418 Horizon Aircraft Finance I, Ltd., Class A, Series
2018-1, 4.46%, 12/15/38(b) 145,544
136,280 Horizon Aircraft Finance II, Ltd., Class A, Series
2019-1, 3.72%, 7/15/39(b) 128,496
445,000 Jersey Mike's Funding LLC, Class A2, Series 2024-
1A, 5.64%, 2/15/55, Callable 2/15/29 @ 100(b) 441,760
228,407 PK Alift Loan Funding 3 LP, Class A1, Series 2024-1,
5.84%, 9/15/39(b) 228,145
601,978 Planet Fitness Master Issuer LLC, Class A2I, Series
2022-1A, 3.25%, 12/5/51, Callable 3/5/25 @ 100(b) 578,474
540,710 Planet Fitness Master Issuer LLC, Class A2II, Series
2022-1A, 4.01%, 12/5/51, Callable 12/5/27 @
100(b) 489,842
209,000 Planet Fitness Master Issuer LLC, Class A2, Series
2019-1A, 3.86%, 12/5/49, Callable 12/5/25 @
100(b) 193,372
176,434 Project Silver, Class A, Series 2019-1, 3.97%,
7/15/44(b) 165,608
168,405 Sapphire Aviation Finance II, Ltd., Class A, Series
2020-1A, 3.23%, 3/15/40(b) 158,306
699,000 Subway Funding LLC, Class A23, Series 2024-3A,
5.91%, 7/30/54, Callable 7/30/30 @ 100(b) 697,856
345,000 Subway Funding LLC, Class A2II, Series 2024-3A,
5.57%, 7/30/54, Callable 7/30/28 @ 100(b) 335,948
729,000 Subway Funding LLC, Class A2I, Series 2024-3A,
5.25%, 7/30/54, Callable 7/30/27 @ 100(b) 709,864
507,000 Subway Funding LLC, Class A23, Series 2024-1A,
6.51%, 7/30/54, Callable 7/30/30 @ 100(b) 520,395
972,000 Subway Funding LLC, Class A2I, Series 2024-1A,
6.03%, 7/30/54, Callable 7/30/27 @ 100(b) 984,412
578,000 Subway Funding LLC, Class A2II, Series 2024-1A,
6.27%, 7/30/54, Callable 7/30/28 @ 100(b) 586,326
190,972 Thunderbolt II Aircraft Lease, Ltd., Class A, Series
2018-A, 4.15%, 9/15/38(b)(c) 183,751
197,165 Thunderbolt III Aircraft Lease, Ltd., Class A, Series
2019-1, 3.67%, 11/15/39(b) 185,444
285,755 Volofin Finance Designated Activity Co., Class A,
Series 2024-1A, 5.94%, 6/15/37(b) 285,837
Total Asset Backed Securities (Cost $12,227,865) 11,753,057
Collateralized Mortgage Obligations (3.3%):
370,000 Aimco CLO 11, Ltd., Class A1R2, Series 2020-11A,
5.99%(TSFR3M+134bps), 7/17/37, Callable
10/17/26 @ 100(b) 370,929
387,000 Aimco CLO 14, Ltd., Class A, Series 2021-14A,
5.87%(TSFR3M+125bps), 4/20/34, Callable
1/20/25 @ 100(b) 387,329
250,000 Aimco CLO 19, Ltd., Class A, Series 2024-19A,
5.91%(TSFR3M+135bps), 10/20/37, Callable
10/20/26 @ 100(b) 251,222
250,000 Allegro CLO XIII, Ltd., Class A, Series 2021-1A,
6.02%(TSFR3M+140bps), 7/20/34, Callable
1/20/25 @ 100(b) 250,196
2,812,000 Allegro CLO XIV, Ltd., Class A1, Series 2021-2A,
6.08%(TSFR3M+142bps), 10/15/34, Callable
1/15/25 @ 100(b) 2,814,595
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 624,000 Allegro CLO XV, Ltd., Class A, Series 2022-1A,
6.12%(TSFR3M+150bps), 7/20/35, Callable
1/20/25 @ 100(b) $ 624,810
707,000 Ares LIV CLO, Ltd., Class AR, Series 2019-54A,
5.93%(TSFR3M+127bps), 10/15/32, Callable
1/15/25 @ 100(b) 707,734
637,000 Ares Loan Funding V, Ltd., Class A1, Series
2024-ALF5A, 6.82%(TSFR3M+150bps), 7/27/37,
Callable 7/25/26 @ 100(b) 639,470
603,000 Ares LV CLO, Ltd., Class A1R2, Series 2020-55A,
6.03%(TSFR3M+137bps), 10/15/37, Callable
10/15/26 @ 100(b) 604,557
660,000 Ares XLI CLO, Ltd., Class AR2, Series 2016-41A,
5.99%(TSFR3M+133bps), 4/15/34, Callable
1/15/25 @ 100(b) 660,572
560,000 Barings CLO, Ltd., Class AR, Series 2020-4A,
6.45%(TSFR3M+137bps), 10/20/37, Callable
10/20/26 @ 100(b) 559,958
786,000 Barings CLO, Ltd., Class AR, Series 2020-1A,
6.07%(TSFR3M+141bps), 10/15/36, Callable
1/15/25 @ 100(b) 786,000
786,000 Barings CLO, Ltd., Class A1R2, Series
2020-1A(TSFR3M+126bps), 1/15/38(b) 786,000
417,000 Beechwood Park CLO, Ltd., Class A1R, Series 2019-
1A, 5.95%(TSFR3M+130bps), 1/17/35, Callable
1/17/25 @ 100(b) 417,660
1,139,000 Bethpage Park CLO, Ltd., Class A, Series 2021-1A,
6.05%(TSFR3M+139bps), 1/15/35, Callable
1/15/25 @ 100(b) 1,140,117
733,000 Blueberry Park CLO, Ltd., Class A, Series 2024-1A,
6.48%(TSFR3M+135bps), 10/20/37, Callable
10/20/26 @ 100(b) 737,862
91,396 Bristol Park CLO, Ltd., Class AR, Series 2016-1A,
5.91%(TSFR3M+125bps), 4/15/29, Callable
1/15/25 @ 100(b) 91,489
738,000 Carlyle US CLO, Ltd., Class A1R, Series 2021-11A,
6.04%(TSFR3M+141bps), 7/25/37, Callable
7/25/26 @ 100(b) 740,860
409,000 Carlyle US CLO, Ltd., Class A1R, Series 2021-10A,
5.69%(TSFR3M+131bps), 1/20/38(b) 409,169
150,000 Carlyle US CLO, Ltd., Class E, Series 2024-6A,
10.21%(TSFR3M+575bps), 10/25/37, Callable
10/25/26 @ 100(b) 151,054
12,555,260 Cedar Funding V CLO, Ltd., Class A1R, Series 2016-
5A, 6.01%(TSFR3M+136bps), 7/17/31, Callable
1/17/25 @ 100(b) 12,574,192
235,000 Cedar Funding VI CLO, Ltd., Class ARR, Series 2016-
6A, 5.93%(TSFR3M+131bps), 4/20/34, Callable
1/20/25 @ 100(b) 235,199
643,000 Cedar Funding X CLO, Ltd., Class AR2, Series 2019-
10A, 5.91%(TSFR3M+136bps), 10/20/37(b) 644,118
485,000 Cedar Funding XII CLO, Ltd., Class A1R, Series
2020-12A, 6.02%(TSFR3M+139bps), 10/25/34,
Callable 1/25/25 @ 100(b) 485,514
942,000 Cedar Funding XV CLO, Ltd., Class A, Series 2022-
15A, 5.94%(TSFR3M+132bps), 4/20/35, Callable
1/20/25 @ 100(b) 943,312
791,000 Columbia Cent CLO 29, Ltd., Class AR, Series 2020-
29A, 6.05%(TSFR3M+143bps), 10/20/34, Callable
1/20/25 @ 100(b) 791,766

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 310,000 Columbia Cent CLO 31, Ltd., Class A1, Series 2021-
31A, 6.08%(TSFR3M+146bps), 4/20/34, Callable
1/20/25 @ 100(b) $ 310,310
1,010,000 Dryden 108 CLO, Ltd., Class A1R, Series 2022-
108A, 5.99%(TSFR3M+136bps), 7/18/37, Callable
7/18/26 @ 100(b) 1,012,227
586,000 Dryden 85 CLO, Ltd., Class A1R2, Series 2020-85A,
6.04%(TSFR3M+138bps), 7/15/37, Callable
7/15/26 @ 100(b) 588,299
670,000 Dryden 90 CLO, Ltd., Class A1A, Series 2021-90A,
5.91%(TSFR3M+139bps), 2/20/35, Callable
2/20/25 @ 100(b) 670,124
667,000 Eaton Vance CLO, Ltd., Class ARR, Series 2020-1A,
6.05%(TSFR3M+139bps), 10/15/37, Callable
10/15/26 @ 100(b) 668,667
594,000 Eaton Vance CLO, Ltd., Class AR2, Series 2019-1A,
6.17%(TSFR3M+151bps), 7/15/37, Callable
7/15/26 @ 100(b) 598,993
930,000 Eaton Vance CLO, Ltd., Class AR2, Series 2020-2A,
6.04%(TSFR3M+138bps), 10/15/37(b) 931,567
250,000 Eaton Vance CLO, Ltd., Class A13R, Series 2013-
1A, 6.17%(TSFR3M+151bps), 1/15/34, Callable
1/15/25 @ 100(b) 250,223
515,000 Flatiron CLO 21, Ltd., Class A1R, Series 2021-1A,
5.98%(TSFR3M+136bps), 10/19/37, Callable
10/19/26 @ 100(b) 516,290
591,000 Flatiron CLO 26, Ltd., Class A, Series 2024-4A,
5.77%(TSFR3M+133bps), 1/15/38, Callable
1/15/27 @ 100(b) 591,782
584,000 Hamlin Park CLO, Ltd., Class A, Series 2024-1A,
5.90%(TSFR3M+134bps), 10/20/37, Callable
10/20/26 @ 100(b) 588,016
556,000 Invesco CLO, Ltd., Class A, Series 2021-3A,
6.02%(TSFR3M+139bps), 10/22/34, Callable
1/22/25 @ 100(b) 557,009
488,000 Invesco US CLO, Ltd., Class A, Series 2024-3A,
6.83%(TSFR3M+151bps), 7/20/37, Callable
7/20/26 @ 100(b) 491,878
320,000 Madison Park Funding L, Ltd., Class A, Series 2021-
50A, 6.02%(TSFR3M+140bps), 4/19/34, Callable
1/19/25 @ 100(b) 320,359
910,000 Madison Park Funding LII, Ltd., Class A, Series
2021-52A, 5.99%(TSFR3M+136bps), 1/22/35,
Callable 1/22/25 @ 100(b) 911,394
379,000 Madison Park Funding XIX, Ltd., Class AR3, Series
2015-19A, 6.23%(TSFR3M+160bps), 1/22/37,
Callable 1/22/26 @ 100(b) 381,614
250,000 Madison Park Funding XLV, Ltd., Class ARR, Series
2020-45A, 5.46%(TSFR3M+108bps), 7/15/34,
Callable 7/15/25 @ 100(b) 250,043
337,000 Magnetite Xli, Ltd., Class A, Series 2024-41A,
5.60%(TSFR3M+129bps), 1/25/38, Callable
1/25/27 @ 100(b) 337,058
250,000 Magnetite XXI, Ltd., Class AR, Series 2019-21A,
5.90%(TSFR3M+128bps), 4/20/34, Callable
1/20/25 @ 100(b) 250,566
680,000 Magnetite XXIX, Ltd., Class AR, Series 2021-29A,
6.59%(TSFR3M+135bps), 7/15/37, Callable
7/15/26 @ 100(b) 683,305
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 250,000 Magnetite XXVII, Ltd., Class AR, Series 2020-27A,
6.02%(TSFR3M+140bps), 10/20/34, Callable
1/20/25 @ 100(b) $ 250,280
577,000 Magnetite XXVIII, Ltd., Class A1RR, Series
2020-28A(TSFR3M+124bps), 1/15/38(b) 577,000
968,000 Magnetite XXX, Ltd., Class AR, Series 2021-30A,
6.14%(TSFR3M+135bps), 10/25/37, Callable
10/25/26 @ 100(b) 972,794
161,864 Milos CLO, Ltd., Class AR, Series 2017-1A,
5.95%(TSFR3M+133bps), 10/20/30, Callable
1/20/25 @ 100(b) 162,049
615,000 OHA Credit Funding 4, Ltd., Class AR2, Series 2019-
4A, 6.31%(TSFR3M+129bps), 1/22/38(b) 615,105
494,000 OHA Credit Funding 6, Ltd., Class AR2, Series 2020-
6A, 5.92%(TSFR3M+133bps), 10/20/37, Callable
10/20/26 @ 100(b) 495,243
250,000 OHA Credit Partners XVII, Ltd., Class A, Series
2024-17A, 5.72%(TSFR3M+132bps), 1/18/38,
Callable 1/18/27 @ 100(b) 250,064
331,000 Palmer Square Loan Funding, Ltd., Class A1N,
Series 2024-2A, 5.45%(TSFR3M+100bps),
1/15/33, Callable 1/15/26 @ 100(b) 331,447
326,000 Peace Park CLO, Ltd., Class A, Series 2021-1A,
6.01%(TSFR3M+139bps), 10/20/34, Callable
1/20/25 @ 100(b) 326,336
333,000 Rockland Park CLO, Ltd., Class A, Series 2021-1A,
6.00%(TSFR3M+138bps), 4/20/34, Callable
1/20/25 @ 100(b) 333,333
272,000 RR 34, Ltd., Class A1R, Series 2024-34RA,
5.91%(TSFR3M+135bps), 10/15/39, Callable
10/15/26 @ 100(b) 272,471
447,975 Symphony CLO XXVI, Ltd., Class AR, Series 2021-
26A, 5.96%(TSFR3M+134bps), 4/20/33, Callable
1/20/25 @ 100(b) 448,747
1,054,000 Symphony CLO XXXII, Ltd., Class A1, Series 2022-
32A, 5.95%(TSFR3M+132bps), 4/23/35, Callable
1/23/25 @ 100(b) 1,055,492
1,073,000 Voya CLO, Ltd., Class AR, Series 2020-3A,
6.03%(TSFR3M+141bps), 10/20/34, Callable
1/20/25 @ 100(b) 1,074,039
250,000 Voya CLO, Ltd., Class A1RR, Series
2020-2A(TSFR3M+131bps), 1/20/38(b) 250,044
370,000 Voya CLO, Ltd., Class A1, Series 2024-1A,
6.18%(TSFR3M+152bps), 4/15/37, Callable
7/15/26 @ 100(b) 373,110
280,000 Voya CLO, Ltd., Class A1R, Series 2020-2A,
6.04%(TSFR3M+142bps), 7/19/34, Callable
1/19/25 @ 100(b) 280,271
Total Collateralized Mortgage Obligations (Cost $47,676,166) 47,783,233
Collateralized Mortgage Backed Securities (2.7%):
503,333 BAMLL Commercial Mortgage Securities Trust, Class
A, Series 2022-DKLX, 5.55%(TSFR1M+115bps),
1/15/39(b) 501,756
95,225 BAMLL Commercial Mortgage Securities Trust, Class
B, Series 2022-DKLX, 5.95%(TSFR1M+155bps),
1/15/39(b) 94,559
90,691 BAMLL Commercial Mortgage Securities Trust, Class
C, Series 2022-DKLX, 6.55%(TSFR1M+215bps),
1/15/39(b) 89,885

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Backed Securities, continued
$ 177,000 BAMLL Commercial Mortgage Securities Trust, Class
ANM, Series 2019-BPR, 3.11%, 11/5/32(b) $ 168,234
30,000 BANK, Class A5, Series 2019-BN21, 2.85%,
10/17/52, Callable 10/15/29 @ 100 26,922
34,000 Benchmark Mortgage Trust, Class A5, Series 2018-
B4, 4.12%, 7/15/51, Callable 7/15/28 @ 100(c) 32,904
323,898 BLP Commercial Mortgage Trust, Class A, Series
2024-IND2, 5.74%(TSFR1M+134bps), 3/15/41(b) 324,046
433,000 BMP, Class A, Series 2024-MF23,
5.77%(TSFR1M+137bps), 6/15/41(b) 434,073
214,000 BMP, Class B, Series 2024-MF23,
6.04%(TSFR1M+164bps), 6/15/41(b) 214,438
151,000 BMP, Class C, Series 2024-MF23,
6.24%(TSFR1M+184bps), 6/15/41(b) 151,066
1,835,000 BPR Trust, Class A, Series 2022-OANA,
6.30%(TSFR1M+190bps), 4/15/37(b) 1,841,673
488,000 BPR Trust, Class B, Series 2022-OANA,
6.84%(TSFR1M+245bps), 4/15/37(b) 490,171
763,027 BX Commercial Mortgage Trust, Class A, Series
2024-XL4, 5.84%(TSFR1M+144bps), 2/15/39(b) 766,218
294,700 BX Commercial Mortgage Trust, Class D, Series
2022-LP2, 6.36%(TSFR1M+196bps), 2/15/39(b) 293,587
964,319 BX Commercial Mortgage Trust, Class A, Series
2022-LP2, 5.41%(TSFR1M+101bps), 2/15/39(b) 964,567
294,700 BX Commercial Mortgage Trust, Class B, Series
2022-LP2, 5.71%(TSFR1M+131bps), 2/15/39(b) 293,586
294,700 BX Commercial Mortgage Trust, Class C, Series
2022-LP2, 5.96%(TSFR1M+156bps), 2/15/39(b) 293,587
815,467 BX Commercial Mortgage Trust, Class A, Series
2024-MDHS, 6.04%(TSFR1M+164bps), 5/15/41(b) 819,665
2,362,904 BX Commercial Mortgage Trust, Class A, Series
2019-IMC, 5.44%(TSFR1M+105bps), 4/15/34(b) 2,342,421
172,000 BX Commercial Mortgage Trust, Class B, Series
2019-IMC, 5.74%(TSFR1M+135bps), 4/15/34(b) 170,296
72,789 BX Commercial Mortgage Trust, Class C, Series
2023-XL3, 7.04%(TSFR1M+264bps), 12/9/40(b) 72,839
84,435 BX Commercial Mortgage Trust, Class B, Series
2023-XL3, 6.59%(TSFR1M+219bps), 12/9/40(b) 84,496
97,201 BX Commercial Mortgage Trust, Class B, Series
2024-XL4, 6.19%(TSFR1M+179bps), 2/15/39(b) 97,206
1,666,345 BX Commercial Mortgage Trust, Class A, Series
2024-XL5, 5.79%(TSFR1M+139bps), 3/15/41(b) 1,673,411
382,140 BX Commercial Mortgage Trust, Class A, Series
2023-XL3, 6.16%(TSFR1M+176bps), 12/9/40(b) 383,660
200,000 BX Commercial Mortgage Trust, Class A, Series
2024-GPA3, 5.80%(TSFR1M+129bps), 12/15/39(b) 199,938
284,961 BX Commercial Mortgage Trust, Class B, Series
2024-XL5, 6.09%(TSFR1M+169bps), 3/15/41(b) 284,867
378,139 BX Commercial Mortgage Trust, Class C, Series
2024-XL5, 6.34%(TSFR1M+194bps), 3/15/41(b) 378,010
119,000 BX Commercial Mortgage Trust, Class D, Series
2019-IMC, 6.34%(TSFR1M+195bps), 4/15/34(b) 117,379
113,000 BX Commercial Mortgage Trust, Class C, Series
2019-IMC, 6.04%(TSFR1M+165bps), 4/15/34(b) 111,599
4,383,689 BX Commercial Mortgage Trust 2021-SOAR, Class
A, Series 2021-SOAR, 5.18%(TSFR1M+78bps),
6/15/38(b) 4,378,346
162,000 BX Mortgage Trust, Class B, Series 2021-PAC,
5.41%(TSFR1M+101bps), 10/15/36(b) 160,783
Principal Amount Value
Collateralized Mortgage Backed Securities, continued
$ 216,000 BX Mortgage Trust, Class C, Series 2021-PAC,
5.61%(TSFR1M+121bps), 10/15/36(b) $ 214,123
730,000 BX Mortgage Trust, Class E, Series 2021-PAC,
6.46%(TSFR1M+206bps), 10/15/36(b) 727,296
2,708,000 BX Mortgage Trust, Class A, Series 2021-PAC,
5.20%(TSFR1M+80bps), 10/15/36(b) 2,694,602
210,000 BX Mortgage Trust, Class D, Series 2021-PAC,
5.81%(TSFR1M+141bps), 10/15/36(b) 207,927
134,730 BX Trust, Class C, Series 2024-CNYN,
6.34%(TSFR1M+194bps), 4/15/41(b) 134,993
161,676 BX Trust, Class B, Series 2024-CNYN,
6.09%(TSFR1M+169bps), 4/15/41(b) 161,995
1,016,122 BX Trust, Class A, Series 2024-CNYN,
5.84%(TSFR1M+144bps), 4/15/41(b) 1,018,550
710,920 BX Trust, Class A, Series 2022-IND A,
5.89%(TSFR1M+149bps), 4/15/37(b) 711,858
362,655 BX Trust, Class B, Series 2022-IND,
6.34%(TSFR1M+194bps), 4/15/37(b) 363,123
68,358 BX Trust, Class D, Series 2022-IND,
7.24%(TSFR1M+284bps), 4/15/37(b) 68,487
82,029 BX Trust, Class C, Series 2022-IND,
6.69%(TSFR1M+229bps), 4/15/37(b) 82,188
452,533 CSMC, Class A, Series 2020-NET, 2.26%,
8/15/37(b) 437,640
860,000 CSMC Trust, Class D, Series 2017-PFHP,
6.69%(TSFR1M+230bps), 12/15/30(b) 766,261
157,000 DTP Commercial Mortgage Trust, Class A, Series
2023-STE2, 5.84%, 1/15/41(b)(c) 158,387
1,467,292 ELP Commercial Mortgage Trust, Class A, Series
2021-ELP, 5.21%(TSFR1M+82bps), 11/15/38(b) 1,466,368
268,641 Extended Stay America Trust, Class B, Series 2021-
ESH, 5.89%(TSFR1M+149bps), 7/15/38(b) 268,817
471,223 Extended Stay America Trust, Class A, Series 2021-
ESH, 5.59%(TSFR1M+119bps), 7/15/38(b) 471,533
396,356 Extended Stay America Trust, Class D, Series 2021-
ESH, 6.76%(TSFR1M+236bps), 7/15/38(b) 397,318
198,178 Extended Stay America Trust, Class C, Series 2021-
ESH, 6.21%(TSFR1M+181bps), 7/15/38(b) 198,543
100,000 GS Mortgage Securities Corp. Trust, Class C, Series
2021-IP, 6.06%(TSFR1M+166bps), 10/15/36(b) 98,761
100,000 GS Mortgage Securities Corp. Trust, Class B, Series
2021-IP, 5.66%(TSFR1M+126bps), 10/15/36(b) 98,790
643,000 GS Mortgage Securities Corp. Trust, Class A, Series
2021-IP, 5.46%(TSFR1M+106bps), 10/15/36(b) 638,286
800,000 INTOWN Mortgage Trust, Class A, Series 2022-
STAY, 6.89%(TSFR1M+249bps), 8/15/39, Callable
8/15/25 @ 100(b) 800,560
41,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/33,
Callable 7/5/25 @ 100(b) 33,978
64,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/33,
Callable 7/5/25 @ 100(b) 46,549
79,313 Life Mortgage Trust, Class E, Series 2021-BMR,
6.26%(TSFR1M+186bps), 3/15/38(b) 77,344
79,313 Life Mortgage Trust, Class C, Series 2021-BMR,
5.61%(TSFR1M+121bps), 3/15/38(b) 78,186
226,043 Life Mortgage Trust, Class A, Series 2021-BMR,
5.21%(TSFR1M+81bps), 3/15/38(b) 223,243

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Backed Securities, continued
$ 79,313 Life Mortgage Trust, Class D, Series 2021-BMR,
5.91%(TSFR1M+151bps), 3/15/38(b) $ 78,133
479,000 Life Mortgage Trust, Class C, Series 2022-BMR2,
6.49%(TSFR1M+209bps), 5/15/39, Callable
5/15/25 @ 100(b) 453,931
855,000 Life Mortgage Trust, Class B, Series 2022-BMR2,
6.19%(TSFR1M+179bps), 5/15/39, Callable
5/15/25 @ 100(b) 812,456
1,420,000 Life Mortgage Trust, Class A1, Series 2022-BMR2,
5.69%(TSFR1M+130bps), 5/15/39, Callable
5/15/25 @ 100(b) 1,388,270
79,313 Life Mortgage Trust, Class B, Series 2021-BMR,
5.39%(TSFR1M+99bps), 3/15/38(b) 78,277
426,000 Life Mortgage Trust, Class D, Series 2022-BMR2,
6.94%(TSFR1M+254bps), 5/15/39, Callable
5/15/25 @ 100(b) 394,661
79,225 MHC Commercial Mortgage Trust, Class A, Series
2021-MHC, 5.31%(TSFR1M+92bps), 4/15/38(b) 79,180
132,000 Morgan Stanley Capital I Trust, Class A4, Series
2018-H4, 4.31%, 12/15/51, Callable 1/15/29 @ 100 127,812
203,818 OPEN Trust, Class A, Series 2023-AIR,
7.49%(TSFR1M+309bps), 11/15/40(b) 205,351
224,000 OPEN Trust, Class B, Series 2023-AIR,
8.24%(TSFR1M+384bps), 11/15/40(b) 225,119
130,000 SPGN Mortgage Trust, Class C, Series 2022-TFLM,
7.05%(TSFR1M+265bps), 2/15/39, Callable
2/15/25 @ 100(b) 127,450
250,000 SPGN Mortgage Trust, Class B, Series 2022-TFLM,
6.40%(TSFR1M+200bps), 2/15/39, Callable
2/15/25 @ 100(b) 245,704
969,302 SREIT Trust, Class A, Series 2021-MFP,
5.24%(TSFR1M+85bps), 11/15/38(b) 968,337
554,980 SREIT Trust, Class B, Series 2021-MFP,
5.59%(TSFR1M+119bps), 11/15/38(b) 553,920
344,471 SREIT Trust, Class C, Series 2021-MFP,
5.84%(TSFR1M+144bps), 11/15/38(b) 343,623
226,777 SREIT Trust, Class D, Series 2021-MFP,
6.09%(TSFR1M+169bps), 11/15/38(b) 226,501
625,000 TCO Commercial Mortgage Trust, Class A, Series
2024-DPM, 5.74%(TSFR1M+124bps), 12/15/39(b) 624,609
152,000 TCO Commercial Mortgage Trust, Class B, Series
2024-DPM, 6.09%(TSFR1M+159bps), 12/15/39(b) 151,905
112,000 TCO Commercial Mortgage Trust, Class C, Series
2024-DPM, 6.49%(TSFR1M+199bps), 12/15/39(b) 112,000
20,000 VLS Commercial Mortgage Trust, Class B, Series
2020-LAB, 2.45%, 10/10/42(b) 15,637
285,000 VLS Commercial Mortgage Trust, Class A, Series
2020-LAB, 2.13%, 10/10/42(b) 228,395
185,000 Wells Fargo Commercial Mortgage Trust, Class
A, Series 2021-FCMT, 5.71%(TSFR1M+131bps),
5/15/31(b) 181,829
155,000 Wells Fargo Commercial Mortgage Trust, Class
A5, Series 2018-C48, 4.30%, 1/15/52, Callable
12/15/28 @ 100 150,633
Total Collateralized Mortgage Backed Securities (Cost
$38,995,581) 38,675,627
Principal Amount Value
Convertible Bonds (0.0%
†
):
Capital Markets (0.0%
†
):
$ 10,000 Coinbase Global, Inc., 0.25%, 4/1/30(b) $ 10,593
Financial Services (0.0%
†
):
111,000 Global Payments, Inc., 1.50%, 3/1/31(b) 108,844
Household Durables (0.0%
†
):
10,000 Meritage Homes Corp., 1.75%, 5/15/28(b) 9,769
Independent Power and Renewable Electricity Producers
(0.0%
†
):
37,000 Sunnova Energy International, Inc., 0.25%, 12/1/26 22,056
Leisure Products (0.0%
†
):
20,000 Peloton Interactive, Inc., 5.50%, 12/1/29(b) 42,863
Media (0.0%
†
):
338,992 EchoStar Corp., 3.88%, 11/30/30 360,671
Real Estate Management & Development (0.0%
†
):
122,000 Anywhere Real Estate Group LLC/Realogy Co.-Issuer
Corp., 0.25%, 6/15/26 108,742
Semiconductors & Semiconductor Equipment (0.0%
†
):
19,000 Wolfspeed, Inc., 1.88%, 12/1/29 7,790
Software (0.0%
†
):
20,000 BlackLine, Inc., 1.00%, 6/1/29(b) 21,655
Total Convertible Bonds (Cost $659,610) 692,983
Bank Loans (0.3%):
Automobile Components (0.0%
†
):
64,664 Power Stop Term 1Ln, 9.36% (Term
SOFR+475bps), 1/26/29(b) 61,302
Chemicals (0.0%
†
):
55,000 Hexion Term 1Ln, 8.45% (Term SOFR+400bps),
3/15/29(b) 54,957
Construction Materials (0.0%
†
):
25,000 Kodiak Term B 1Ln, 8.27% (Term SOFR+375bps),
11/26/31(b) 24,991
Consumer Finance (0.0%
†
):
249,347 United Planet Fitness Term 1Ln, 8.85% (Term
SOFR+400bps), 12/30/26(b) 239,373
Consumer Staples Distribution & Retail (0.0%
†
):
135,000 TKC Holdings Term 1Ln, 13.50% (LIBOR+1200bps),
2/14/27(b) 121,838
Distributors (0.0%
†
):
247,465 US LBM Term B 1Ln, 8.30% (Term SOFR+375bps),
6/6/31(b) 247,858
Diversified Consumer Services (0.0%
†
):
15,000 Ascend Learning Term 2Ln, 10.21% (Term
SOFR+575bps), 12/10/29(b) 14,850
160,463 Ascend Learning Term B 1Ln, 7.96% (Term
SOFR+350bps), 12/10/28(b) 161,165
5,000 Tripadvisor Term B 1Ln, 7.11% (Term
SOFR+275bps), 7/8/31(b) 5,025
181,040
Financial Services (0.0%
†
):
165,000 Intrafi Term B 1Ln, 8.36% (Term SOFR+400bps),
7/18/31(b) 165,412

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Bank Loans, continued
Financial Services, continued
$ 118,204 Westinghouse Term B 1Ln, 6.59% (Term
SOFR+225bps), 1/20/31(b) $ 118,179
283,591
Health Care Providers & Services (0.0%
†
):
66,470 Cano Health Term 1Ln, 5.33% (Term
SOFR+100bps), 6/28/29(b) 65,141
14,962 Ensemble Health Term B 1Ln, 7.59% (Term
SOFR+300bps), 8/1/29(b) 15,058
80,199
Household Durables (0.1%):
413,928 CSC ServiceWorks Term B 1Ln, 8.71% (Term
SOFR+400bps), 3/4/28(b) 347,604
Industrial Conglomerates (0.0%
†
):
64,352 Brandsafway Term B 1Ln, 9.07% (Term
SOFR+450bps), 8/1/30(b) 62,440
Interactive Media & Services (0.0%
†
):
245,000 Constant Contact Term B 1Ln, 8.92% (Term
SOFR+400bps), 2/10/28(b) 218,050
Machinery (0.0%
†
):
35,000 DG Investment Intermediate Holdings 2 Inc  Term
2Ln, 11.22% (Term SOFR+675bps), 3/31/29(b) 34,738
4,838 DG Investment Intermediate Holdings 2 Inc  Term B
1Ln, 8.22% (Term SOFR+375bps), 3/31/28(b) 4,876
39,614
Media (0.1%):
43,991 ABG Intermediate Holdings 2 LLC Term B1 1Ln,
6.59% (Term SOFR+225bps), 12/21/28(b) 44,115
60,000 Cast & Crew Term B INCR 1Ln, 8.11% (Term
SOFR+375bps), 12/30/28(b) 58,059
101,469 COX Media Group Term B2 1Ln, 7.93% (Term
SOFR+350bps), 6/18/29(b) 91,037
94,931 Sinclair Broadcasting New TL B 1Ln, 6.97% (Term
SOFR+250bps), 9/30/26(b) 93,483
46,203 Sinclair Broadcasting Term 1Ln, 14.65% (Term
SOFR+1000bps), 5/25/26(b) 39,302
325,996
Metals & Mining (0.0%
†
):
138,498 American Rock Salt Term 1Ln, 8.78% (Term
SOFR+400bps), 6/4/28(b) 124,518
23,147 American Rock Salt Term First Out DD TL 1Ln,
4.44% (Term SOFR+700bps), 6/12/28(b) 23,398
68,972 American Rock Salt Term First Out DD TL 1Ln,
4.44% (Term SOFR+700bps), 6/12/28(b)
+
69,718
86,114 American Rock Salt Term First Out TL B 1Ln,
11.78% (Term SOFR+0bps), 6/12/28(b) 87,047
304,681
Multi-Utilities (0.0%
†
):
185,000 Club Car Term 1Ln, 8.59% (Term SOFR+400bps),
6/1/28(b) 179,979
Software (0.1%):
5,000 Applied Systems Term 2Ln, 9.58% (Term
SOFR+0bps), 2/23/32(b) 5,138
108,929 AthenaHealth Group Term B 1Ln, 7.61% (Term
SOFR+325bps), 2/15/29(b) 109,045
Principal Amount Value
Bank Loans, continued
Software, continued
$ 225,000 Darktrace Term 1Ln, 7.89% (Term SOFR+325bps),
10/9/31(b) $ 224,613
60,000 Ellucian Term 2Ln, 9.33% (Term SOFR+0bps),
11/15/32(b) 61,000
7,588 Finastra CAN TL, 11.65% (Term SOFR+725bps),
9/13/29 7,588
324,900 Finastra US TL, 11.65% (Term SOFR+725bps),
9/13/29(b) 324,900
2,102 ION Analytics Term 1Ln, 8.08% (Term
SOFR+375bps), 2/16/28(b) 2,112
15,000 NCR Voyix Term 1Ln, 7.58% (Term SOFR+325bps),
9/30/31(b) 15,012
749,408
Textiles, Apparel & Luxury Goods (0.0%
†
):
74,043 Tory Burch Term B 1Ln, 7.72% (Term
SOFR+325bps), 4/16/28(b) 74,043
Total Bank Loans (Cost $3,550,916) 3,596,964
Corporate Bonds (15.0%):
Aerospace & Defense (0.3%):
1,145,000 Boeing Co. (The), 5.04%, 5/1/27, Callable 3/1/27
@ 100 1,143,112
145,000 Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30
@ 100 142,695
165,000 Boeing Co. (The), 6.39%, 5/1/31, Callable 3/1/31
@ 100 172,858
176,000 Boeing Co. (The), 6.53%, 5/1/34, Callable 2/1/34
@ 100 184,528
1,100,000 Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39
@ 100 1,043,308
100,000 Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49
@ 100 92,021
266,000 Boeing Co. (The), 6.86%, 5/1/54, Callable 11/1/53
@ 100 283,092
200,000 BWX Technologies, Inc., 4.13%, 6/30/28, Callable
2/7/25 @ 101.03(b) 187,000
200,000 Howmet Aerospace, Inc., 5.95%, 2/1/37 206,839
95,000 Moog, Inc., 4.25%, 12/15/27, Callable 2/7/25 @
101.06(b) 90,487
90,000 Spirit AeroSystems, Inc., 9.75%, 11/15/30, Callable
11/15/26 @ 104.88(b) 99,450
435,000 TransDigm, Inc., 5.50%, 11/15/27, Callable 2/7/25
@ 100 426,300
400,000 TransDigm, Inc., 6.38%, 3/1/29, Callable 3/1/26 @
103.19(b) 400,500
150,000 TransDigm, Inc., 7.13%, 12/1/31, Callable 12/1/26
@ 103.56(b) 153,562
4,625,752
Air Freight & Logistics (0.0%
†
):
165,000 Cargo Aircraft Management, Inc., 4.75%, 2/1/28,
Callable 1/23/25 @ 101.19(b) 163,556
155,000 GN Bondco LLC, 9.50%, 10/15/31, Callable
10/15/26 @ 104.75^(b) 162,750
326,306
Automobile Components (0.0%
†
):
125,000 Dana, Inc., 4.50%, 2/15/32, Callable 2/15/27 @
102.25 113,750

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Automobile Components, continued
$ 35,000 MIWD Holdco II LLC/MIWD Finance Corp., 5.50%,
2/1/30, Callable 2/7/25 @ 102.75(b) $ 32,987
115,000 Patrick Industries, Inc., 6.38%, 11/1/32, Callable
11/1/27 @ 103.19(b) 111,119
90,000 Phinia, Inc., 6.75%, 4/15/29, Callable 4/15/26 @
103.38(b) 91,688
349,544
Automobiles (0.0%
†
):
75,000 LCM Investments Holdings II LLC, 8.25%, 8/1/31,
Callable 8/1/26 @ 104.13(b) 77,625
105,000 Thor Industries, Inc., 4.00%, 10/15/29, Callable
2/7/25 @ 102(b) 94,763
172,388
Banks (2.0%):
151,000 Bank of America Corp., 4.45%, 3/3/26 150,102
1,300,000 Bank of America Corp., 3.42% (TSFR3M), 12/20/28,
Callable 12/20/27 @ 100 1,246,128
980,000 Bank of America Corp., 2.30% (SOFR), 7/21/32,
Callable 7/21/31 @ 100 817,853
6,359,000 Bank of America Corp., 5.02% (SOFR), 7/22/33,
Callable 7/22/32 @ 100 6,209,316
1,098,000 Citigroup, Inc., 4.30%, 11/20/26 1,088,300
1,156,000 Citigroup, Inc., 4.41% (SOFR), 3/31/31, Callable
3/31/30 @ 100 1,110,362
2,635,000 Citigroup, Inc., 4.91% (SOFR), 5/24/33, Callable
5/24/32 @ 100 2,543,376
120,000 Citigroup, Inc., 6.75% (H15T5Y), 12/31/99, Callable
2/15/30 @ 100 119,250
110,000 Citigroup, Inc., 7.12% (H15T5Y), 12/31/99, Callable
8/15/29 @ 100 112,063
165,000 First-Citizens Bank & Trust Co., 6.13%, 3/9/28 169,585
2,500,000 JPMorgan Chase & Co., 4.49% (TSFR3M), 3/24/31,
Callable 3/24/30 @ 100 2,432,025
181,000 JPMorgan Chase & Co., 2.96% (TSFR3M), 5/13/31,
Callable 5/13/30 @ 100 161,434
5,828,000 JPMorgan Chase & Co., 4.59% (SOFR), 4/26/33,
Callable 4/26/32 @ 100 5,589,040
937,000 JPMorgan Chase & Co., 4.91% (SOFR), 7/25/33,
Callable 7/25/32 @ 100 912,918
724,000 Santander Holdings USA, Inc., 6.50% (SOFR),
3/9/29, Callable 3/9/28 @ 100 740,409
1,099,000 Wells Fargo & Co., 3.53% (SOFR), 3/24/28, Callable
3/24/27 @ 100 1,061,215
2,645,000 Wells Fargo & Co., 4.48% (TSFR3M), 4/4/31,
Callable 4/4/30 @ 100, MTN 2,558,607
428,000 Wells Fargo & Co., 5.50% (SOFR), 1/23/35, Callable
1/23/34 @ 100 426,013
1,372,000 Wells Fargo & Co., 5.01% (TSFR3M), 4/4/51,
Callable 4/4/50 @ 100, MTN 1,216,433
115,000 Wells Fargo & Co., 7.63% (H15T5Y), 12/31/99,
Callable 9/15/28 @ 100 121,900
115,000 Western Alliance Bancorp, 3.00% (TSFR3M),
6/15/31, Callable 6/15/26 @ 100 108,152
28,894,481
Beverages (0.0%
†
):
185,000 Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable
2/7/25 @ 103.13(b) 183,613
Principal Amount Value
Corporate Bonds, continued
Biotechnology (0.1%):
$ 424,000 Amgen, Inc., 5.25%, 3/2/33, Callable 12/2/32 @
100 $ 418,510
403,000 Amgen, Inc., 5.60%, 3/2/43, Callable 9/2/42 @ 100 391,843
36,000 Amgen, Inc., 5.65%, 3/2/53, Callable 9/2/52 @ 100 34,486
365,000 Amgen, Inc., 5.75%, 3/2/63, Callable 9/2/62 @ 100 346,840
70,000 Emergent BioSolutions, Inc., 3.88%, 8/15/28,
Callable 1/23/25 @ 100.97(b) 57,050
1,248,729
Broadline Retail (0.0%
†
):
20,000 Kohl's Corp., 4.25%, 7/17/25, Callable 4/17/25
@ 100 19,650
Building Products (0.1%):
505,000 Advanced Drainage Systems, Inc., 5.00%, 9/30/27,
Callable 1/23/25 @ 100(b) 493,638
120,000 Builders FirstSource, Inc., 4.25%, 2/1/32, Callable
8/1/26 @ 102.13(b) 105,600
73,000 Carrier Global Corp., 5.90%, 3/15/34, Callable
12/15/33 @ 100 75,713
45,000 Carrier Global Corp., 6.20%, 3/15/54, Callable
9/15/53 @ 100 47,374
135,000 Eco Material Technologies, Inc., 7.88%, 1/31/27,
Callable 2/7/25 @ 101.97(b) 136,856
115,000 Resideo Funding, Inc., 6.50%, 7/15/32, Callable
7/15/27 @ 103.25(b) 114,713
45,000 Specialty Building Products Holdings LLC/SBP
Finance Corp., 7.75%, 10/15/29, Callable 10/15/26
@ 103.88(b) 45,506
1,019,400
Capital Markets (1.2%):
2,707,000 Ares Capital Corp., 3.88%, 1/15/26, Callable
12/15/25 @ 100 2,677,548
105,000 Charles Schwab Corp. (The), Series G, 5.38%
(H15T5Y), Callable 6/1/25 @ 100 104,212
120,000 Charles Schwab Corp. (The), Series H, 4.00%
(H15T10Y), 12/31/99, Callable 12/1/30 @ 100 103,800
2,880,000 Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30,
Callable 12/15/29 @ 100 2,696,846
1,263,000 Goldman Sachs Group, Inc. (The), 2.38% (SOFR),
7/21/32, Callable 7/21/31 @ 100 1,054,571
3,062,000 Goldman Sachs Group, Inc. (The), 3.10% (SOFR),
2/24/33, Callable 2/24/32 @ 100 2,627,003
128,000 Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37 137,445
60,000 Goldman Sachs Group, Inc. (The), Series Y, 6.12%
(H15T10Y), 12/31/99, Callable 11/10/34 @ 100 59,550
380,000 Intercontinental Exchange, Inc., 3.63%, 9/1/28,
Callable 6/1/28 @ 100 364,286
200,000 Jefferies Finance LLC/JFIN Co.-Issuer Corp., 6.63%,
10/15/31, Callable 10/15/27 @ 103.31(b) 199,402
2,534,000 Morgan Stanley, 3.62% (SOFR), 4/1/31, Callable
4/1/30 @ 100 2,353,141
2,236,000 Morgan Stanley, 4.89% (SOFR), 7/20/33, Callable
7/20/32 @ 100 2,163,288
1,700,000 Morgan Stanley, 6.34% (SOFR), 10/18/33, Callable
10/18/32 @ 100 1,796,978
125,000 Olympus Water US Holding Corp., 7.25%, 6/15/31,
Callable 6/15/27 @ 103.63(b) 126,562
322,000 Sixth Street Specialty Lending, Inc., 6.13%, 3/1/29,
Callable 2/1/29 @ 100 325,763

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Capital Markets, continued
$ 95,000 USA Compression Partners LP/USA Compression
Finance Corp., 7.13%, 3/15/29, Callable 3/15/26
@ 103.56(b) $ 96,425
16,886,820
Chemicals (0.3%):
220,000 Allied Universal Holdco LLC, 7.88%, 2/15/31,
Callable 2/15/27 @ 103.94(b) 224,125
115,000 Avient Corp., 6.25%, 11/1/31, Callable 9/15/27 @
103.13(b) 113,563
399,000 Celanese US Holdings LLC, 6.60%, 11/15/28,
Callable 10/15/28 @ 100 409,468
405,000 Celanese US Holdings LLC, 6.80%, 11/15/30,
Callable 9/15/30 @ 100 419,329
236,000 Celanese US Holdings LLC, 6.95%, 11/15/33,
Callable 8/15/33 @ 100 244,975
15,000 CF Industries, Inc., 4.95%, 6/1/43 13,243
330,000 Chemours Co. (The), 5.38%, 5/15/27, Callable
2/15/27 @ 100 317,625
405,720 Kobe US Midco 2, Inc., 9.25%, 11/1/26, Callable
2/7/25 @ 100(b) 342,833
115,000 LSB Industries, Inc., 6.25%, 10/15/28, Callable
2/7/25 @ 103.13(b) 110,975
115,000 Methanex US Operations, Inc., 6.25%, 3/15/32,
Callable 9/15/31 @ 100(b) 113,563
55,000 Neogen Food Safety Corp., 8.63%, 7/20/30,
Callable 7/20/27 @ 102.16(b) 58,781
370,000 Olympus Water US Holding Corp., 4.25%, 10/1/28,
Callable 2/7/25 @ 102.13(b) 345,950
280,000 SCIH Salt Holdings, Inc., 4.88%, 5/1/28, Callable
2/7/25 @ 102.44(b) 263,200
70,000 SCIH Salt Holdings, Inc., 6.63%, 5/1/29, Callable
2/7/25 @ 103.31(b) 66,500
85,000 Scotts Miracle-Gro Co. (The), 4.38%, 2/1/32,
Callable 8/1/26 @ 102.19 73,950
210,000 Tronox, Inc., 4.63%, 3/15/29, Callable 2/7/25 @
102.31(b) 187,688
230,000 WR Grace Holdings LLC, 4.88%, 6/15/27, Callable
2/7/25 @ 101.22(b) 222,525
125,000 WR Grace Holdings LLC, 5.63%, 8/15/29, Callable
2/7/25 @ 102.81(b) 114,687
40,000 WR Grace Holdings LLC, 7.38%, 3/1/31, Callable
3/1/26 @ 103.69(b) 40,900
3,683,880
Commercial Services & Supplies (0.1%):
125,000 ADT Security Corp. (The), 4.13%, 8/1/29, Callable
8/1/28 @ 100(b) 114,531
202,000 Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable
2/7/25 @ 102.31(b) 189,991
55,000 Clean Harbors, Inc., 6.38%, 2/1/31, Callable 2/1/26
@ 103.19(b) 55,138
150,000 CoreCivic, Inc., 8.25%, 4/15/29, Callable 4/15/26
@ 104.13 158,625
60,000 Genesis Energy LP/Genesis Energy Finance Corp.,
7.88%, 5/15/32, Callable 5/15/27 @ 103.94 58,650
110,000 GEO Group, Inc. (The), 8.63%, 4/15/29, Callable
4/15/26 @ 104.31 115,637
Principal Amount Value
Corporate Bonds, continued
Commercial Services & Supplies, continued
$ 120,000 GEO Group, Inc. (The), 10.25%, 4/15/31, Callable
4/15/27 @ 105.13 $ 130,500
25,000 Pitney Bowes, Inc., 6.88%, 3/15/27, Callable
1/18/25 @ 103.44(b) 24,875
45,000 Pitney Bowes, Inc., 7.25%, 3/15/29, Callable
1/18/25 @ 103.63(b) 43,987
255,000 Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26
@ 104.25^(b) 256,275
110,000 TKC Holdings, Inc., 6.88%, 5/15/28, Callable 2/7/25
@ 103.44(b) 108,350
160,000 TKC Holdings, Inc., 10.50%, 5/15/29, Callable
2/7/25 @ 105.25(b) 161,000
170,000 Waste Management, Inc., 3.88%, 1/15/29, Callable
12/15/28 @ 100(b) 163,994
1,581,553
Communications Equipment (0.0%
†
):
110,000 Viasat, Inc., 5.63%, 9/15/25, Callable 1/18/25 @
100(b) 108,625
160,000 Viavi Solutions, Inc., 3.75%, 10/1/29, Callable
1/18/25 @ 101.88(b) 143,800
252,425
Construction & Engineering (0.1%):
190,000 AECOM, 5.13%, 3/15/27, Callable 12/15/26 @ 100 187,862
25,000 Arcosa, Inc., 4.38%, 4/15/29, Callable 1/23/25 @
102.19(b) 23,250
35,000 Arcosa, Inc., 6.88%, 8/15/32, Callable 8/15/27 @
103.44(b) 35,263
425,000 Artera Services LLC, 8.50%, 2/15/31, Callable
2/15/27 @ 104.25(b) 414,375
170,000 Dycom Industries, Inc., 4.50%, 4/15/29, Callable
2/7/25 @ 102.25(b) 158,525
55,000 Global Infrastructure Solutions, Inc., 5.63%, 6/1/29,
Callable 2/7/25 @ 102.81(b) 52,800
25,000 Great Lakes Dredge & Dock Corp., 5.25%, 6/1/29,
Callable 1/18/25 @ 102.63(b) 23,188
85,000 Pike Corp., 8.63%, 1/31/31, Callable 1/31/27 @
104.31(b) 89,675
120,000 Railworks Holdings LP/Railworks Rally, Inc., 8.25%,
11/15/28, Callable 2/7/25 @ 104.13(b) 120,300
130,000 VM Consolidated, Inc., 5.50%, 4/15/29, Callable
2/7/25 @ 102.75(b) 125,775
1,231,013
Construction Materials (0.0%
†
):
80,000 AmeriTex HoldCo Intermediate LLC, 10.25%,
10/15/28, Callable 10/15/25 @ 105.13(b) 85,000
130,000 Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31,
Callable 11/15/26 @ 104.44(b) 136,175
115,000 Star Holding LLC, 8.75%, 8/1/31, Callable 8/1/27
@ 104.38(b) 114,281
90,000 Summit Materials LLC/Summit Materials Finance
Corp., 7.25%, 1/15/31, Callable 1/15/27 @
103.63(b) 95,400
430,856
Consumer Finance (0.9%):
224,000 Ally Financial, Inc., 5.80%, 5/1/25, Callable 4/1/25
@ 100 224,371

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Consumer Finance, continued
$ 1,500,000 Ally Financial, Inc., 5.75%, 11/20/25, Callable
10/21/25 @ 100 $ 1,507,643
1,000,000 Ally Financial, Inc., 7.10%, 11/15/27, Callable
10/15/27 @ 100 1,053,389
113,000 Ally Financial, Inc., 5.54% (SOFRINDX), 1/17/31,
Callable 1/17/30 @ 100 111,419
380,000 Ally Financial, Inc., Series B, 4.70% (H15T5Y),
12/31/99, Callable 5/15/26 @ 100 357,632
577,000 Capital One Financial Corp., 2.64% (SOFR), 3/3/26,
Callable 3/3/25 @ 100 573,877
740,000 Capital One Financial Corp., 4.99% (SOFR), 7/24/26,
Callable 7/24/25 @ 100 738,935
343,000 Capital One Financial Corp., 3.80%, 1/31/28,
Callable 12/31/27 @ 100 330,773
738,000 Capital One Financial Corp., 3.27% (SOFR), 3/1/30,
Callable 3/1/29 @ 100 681,173
1,100,000 Capital One Financial Corp., 5.25% (SOFR), 7/26/30,
Callable 7/26/29 @ 100 1,094,526
250,000 Discover Bank, 5.97% (USISOA05), 8/9/28 255,433
2,253,000 Discover Financial Services, 4.50%, 1/30/26,
Callable 11/30/25 @ 100 2,239,446
200,000 Encore Capital Group, Inc., 9.25%, 4/1/29, Callable
4/1/26 @ 104.63(b) 213,000
175,000 OneMain Finance Corp., 3.50%, 1/15/27, Callable
2/7/25 @ 100.88 166,687
95,000 OneMain Finance Corp., 3.88%, 9/15/28, Callable
2/7/25 @ 101.94 87,519
115,000 OneMain Finance Corp., 6.63%, 5/15/29, Callable
11/15/28 @ 100 116,438
250,000 OneMain Finance Corp., 4.00%, 9/15/30, Callable
9/15/25 @ 102 220,937
3,605,000 Synchrony Financial, 3.95%, 12/1/27, Callable
9/1/27 @ 100 3,487,455
13,460,653
Consumer Staples Distribution & Retail (0.1%):
25,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 4.63%, 1/15/27, Callable 2/7/25
@ 101.16(b) 24,375
110,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 6.50%, 2/15/28, Callable
2/15/25 @ 103.25(b) 111,237
50,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 3.50%, 3/15/29, Callable 2/7/25
@ 100.88(b) 45,500
150,000 C&S Group Enterprises LLC, 5.00%, 12/15/28,
Callable 2/7/25 @ 101.25(b) 126,750
100,000 Chobani Holdco II LLC, 8.75%, 10/1/29, Callable
10/1/25 @ 104(b) 105,750
85,000 Chobani LLC/Chobani Finance Corp., Inc., 7.63%,
7/1/29, Callable 1/1/26 @ 103.81(b) 87,550
120,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution, Inc., 9.00%, 2/15/29,
Callable 2/15/26 @ 104.5(b) 124,200
70,000 Performance Food Group, Inc., 4.25%, 8/1/29,
Callable 2/7/25 @ 102.13(b) 64,925
125,000 Performance Food Group, Inc., 6.13%, 9/15/32,
Callable 9/15/27 @ 103.06(b) 125,000
93,000 Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100 96,842
Principal Amount Value
Corporate Bonds, continued
Consumer Staples Distribution & Retail, continued
$ 45,000 United Natural Foods, Inc., 6.75%, 10/15/28,
Callable 2/7/25 @ 101.69(b) $ 44,213
420,000 US Foods, Inc., 4.63%, 6/1/30, Callable 6/1/25 @
102.31(b) 394,275
80,000 US Foods, Inc., 7.25%, 1/15/32, Callable 9/15/26
@ 103.63(b) 82,500
25,000 Viking Baked Goods Acquisition Corp, 8.63%,
11/1/31, Callable 11/1/27 @ 104.31(b) 24,562
75,000 Walgreens Boots Alliance, Inc., 8.13%, 8/15/29,
Callable 8/15/26 @ 104.06^ 73,969
1,531,648
Containers & Packaging (0.1%):
200,000 Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance plc, 6.00%, 6/15/27,
Callable 2/7/25 @ 103(b) 197,685
120,000 Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100 101,850
340,000 Clydesdale Acquisition Holdings, Inc., 6.63%,
4/15/29, Callable 4/15/25 @ 103.31(b) 340,425
80,000 Clydesdale Acquisition Holdings, Inc., 8.75%,
4/15/30, Callable 4/15/25 @ 104.38(b) 80,800
65,000 Graphic Packaging International LLC, 3.75%, 2/1/30,
Callable 8/1/29 @ 100(b) 58,500
135,000 Graphic Packaging International LLC, 6.38%,
7/15/32, Callable 5/15/27 @ 103.19(b) 135,000
125,000 Mauser Packaging Solutions Holding Co., 7.88%,
4/15/27, Callable 2/15/25 @ 103.94(b) 127,500
210,000 Sealed Air Corp., 5.00%, 4/15/29, Callable 4/15/25
@ 102.5(b) 201,075
85,000 Sealed Air Corp./Sealed Air Corp. US, 6.13%,
2/1/28, Callable 2/7/25 @ 103.06(b) 84,787
1,327,622
Distributors (0.0%
†
):
70,000 LBM Acquisition LLC, 6.25%, 1/15/29, Callable
2/7/25 @ 101.56(b) 64,050
75,000 USI, Inc., 7.50%, 1/15/32, Callable 1/15/27 @
103.75(b) 77,625
141,675
Diversified Consumer Services (0.0%
†
):
220,000 Service Corp. International, 5.75%, 10/15/32,
Callable 10/15/27 @ 102.88 213,125
110,000 Sotheby's, 7.38%, 10/15/27, Callable 1/18/25 @
100(b) 108,350
100,000 Wand NewCo. 3, Inc., 7.63%, 1/30/32, Callable
1/30/27 @ 103.81(b) 102,500
5,000 White Capital Term B 1Ln, 0.00%, 10/19/29(b) 5,004
428,979
Diversified REITs (0.5%):
280,000 Global Net Lease, Inc./Global Net Lease Operating
Partnership LP, 3.75%, 12/15/27, Callable 9/15/27
@ 100(b) 255,500
189,000 Piedmont Operating Partnership LP, 2.75%, 4/1/32,
Callable 1/1/32 @ 100 150,171
96,000 Store Capital LLC, 4.63%, 3/15/29, Callable
12/15/28 @ 100 92,525
1,277,000 Store Capital LLC, 2.75%, 11/18/30, Callable
8/18/30 @ 100 1,097,792

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Diversified REITs, continued
$ 185,000 Uniti Group, LP/Uniti Group Finance, Inc./CSL
Capital LLC, 10.50%, 2/15/28, Callable 9/15/25 @
105.25(b) $ 197,256
131,000 Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27
@ 100 127,413
367,000 Ventas Realty LP, 3.00%, 1/15/30, Callable
10/15/29 @ 100 331,311
1,430,000 Ventas Realty LP, 4.75%, 11/15/30, Callable
8/15/30 @ 100 1,396,141
3,000,000 WP Carey, Inc., 4.25%, 10/1/26, Callable 7/1/26
@ 100 2,964,990
66,000 WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29
@ 100 62,665
6,675,764
Diversified Telecommunication Services (0.5%):
138,000 AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29
@ 100 133,407
400,000 AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46
@ 100 367,673
1,200,000 AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100 827,164
164,000 AT&T, Inc., 3.65%, 9/15/59, Callable 3/15/59 @
100 108,770
20,000 Cablevision Lightpath LLC, 3.88%, 9/15/27, Callable
1/18/25 @ 100.97(b) 18,700
15,000 Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable
1/18/25 @ 101.41(b) 13,912
190,000 Cogent Communications Group LLC, 7.00%,
6/15/27, Callable 2/7/25 @ 103.5(b) 190,000
90,000 Consolidated Communications, Inc., 5.00%,
10/1/28, Callable 1/18/25 @ 102.5(b) 83,475
2,346,000 Discovery Communications LLC, 3.63%, 5/15/30,
Callable 2/15/30 @ 100 2,087,321
410,000 Frontier Communications Holdings LLC, 5.88%,
10/15/27, Callable 2/7/25 @ 101.47(b) 408,462
5,496 Frontier Communications Holdings LLC, 5.88%,
11/1/29, Callable 1/18/25 @ 102.94 5,455
95,000 Frontier Communications Holdings LLC, 8.75%,
5/15/30, Callable 5/15/25 @ 104.38(b) 99,987
209,000 Verizon Communications, Inc., 2.55%, 3/21/31,
Callable 12/21/30 @ 100 180,071
265,000 Warnermedia Holdings, Inc., 3.64%, 3/15/25 264,053
519,000 Warnermedia Holdings, Inc., 3.76%, 3/15/27,
Callable 2/15/27 @ 100 499,812
155,000 Warnermedia Holdings, Inc., 4.05%, 3/15/29,
Callable 1/15/29 @ 100 144,265
753,000 Warnermedia Holdings, Inc., 4.28%, 3/15/32,
Callable 12/15/31 @ 100 662,480
391,000 Warnermedia Holdings, Inc., 5.05%, 3/15/42,
Callable 9/15/41 @ 100 313,552
743,000 Warnermedia Holdings, Inc., 5.14%, 3/15/52,
Callable 9/15/51 @ 100 552,584
260,000 Windstream Services LLC/Windstream Escrow
Finance Corp., 8.25%, 10/1/31, Callable 10/1/27
@ 104.13(b) 268,450
30,000 Zayo Group Holdings, Inc., 4.00%, 3/1/27, Callable
2/7/25 @ 100(b) 27,675
7,257,268
Principal Amount Value
Corporate Bonds, continued
Electric Utilities (0.3%):
$ 10,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 4.25%, 10/15/27, Callable 2/7/25 @
101.06(b) $ 9,512
165,000 Cleco Corporate Holdings LLC, 3.38%, 9/15/29,
Callable 6/15/29 @ 100 148,294
54,000 Duquesne Light Holdings, Inc., 2.53%, 10/1/30,
Callable 7/1/30 @ 100(b) 46,781
587,000 Duquesne Light Holdings, Inc., 2.78%, 1/7/32,
Callable 10/7/31 @ 100(b) 484,971
173,000 Exelon Corp., 2.75%, 3/15/27, Callable 2/15/27
@ 100 165,599
1,075,000 Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30
@ 100 1,026,637
210,000 Exelon Corp., 3.35%, 3/15/32, Callable 12/15/31
@ 100 186,595
150,000 NextEra Energy Operating Partners LP, 7.25%,
1/15/29, Callable 10/15/28 @ 100(b) 153,000
260,000 NRG Energy, Inc., 5.75%, 1/15/28, Callable 1/23/25
@ 100.96 258,375
20,000 NRG Energy, Inc., 3.38%, 2/15/29, Callable 1/18/25
@ 101.69(b) 18,125
40,000 NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26
@ 101.81(b) 34,850
65,000 NRG Energy, Inc., 6.25%, 11/1/34, Callable 11/1/29
@ 103.13(b) 63,619
140,000 Puget Energy, Inc., 4.10%, 6/15/30, Callable
3/15/30 @ 100 131,929
714,000 Puget Energy, Inc., 4.22%, 3/15/32, Callable
12/15/31 @ 100 654,549
15,000 TerraForm Power Operating LLC, 5.00%, 1/31/28,
Callable 7/31/27 @ 100(b) 14,400
43,067 Topaz Solar Farms LLC, 5.75%, 9/30/39(b) 41,990
385,000 Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable
1/18/25 @ 100(b) 376,338
150,000 Vistra Operations Co. LLC, 7.75%, 10/15/31,
Callable 10/15/26 @ 103.88(b) 156,938
3,972,502
Electrical Equipment (0.0%
†
):
200,000 Vertiv Group Corp., 4.13%, 11/15/28, Callable
2/7/25 @ 102.06(b) 188,750
Electronic Equipment, Instruments & Components (0.0%
†
):
365,000 Coherent Corp., 5.00%, 12/15/29, Callable 2/7/25
@ 102.5(b) 347,206
100,000 Insight Enterprises, Inc., 6.63%, 5/15/32, Callable
5/15/27 @ 103.31(b) 100,250
447,456
Energy Equipment & Services (0.0%
†
):
120,000 Kodiak Gas Services LLC, 7.25%, 2/15/29, Callable
2/15/26 @ 103.63(b) 122,250
95,000 Nabors Industries, Inc., 8.88%, 8/15/31, Callable
8/15/27 @ 104.44^(b) 87,400
90,000 Summit Midstream Holdings LLC, 8.63%, 10/31/29,
Callable 7/31/26 @ 104.31(b) 93,038
302,688
Entertainment (0.0%
†
):
200,000 ROBLOX Corp., 3.88%, 5/1/30, Callable 2/7/25 @
101.94(b) 179,750

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Financial Services (1.0%):
$ 195,000 Acuris Finance U.S., Inc./Acuris Finance SARL,
5.00%, 5/1/28, Callable 2/7/25 @ 102.5(b) $ 175,988
120,000 Acuris Finance U.S., Inc./Acuris Finance SARL,
9.00%, 8/1/29, Callable 8/1/26 @ 104.5(b) 114,900
115,000 APH Somerset Investor 2 LLC/APH2 Somerset
Investor 2 LLC/APH3 Somerset Investor 2 LLC,
7.88%, 11/1/29, Callable 11/1/26 @ 103.94(b) 116,150
75,000 Arsenal AIC Parent LLC, 8.00%, 10/1/30, Callable
10/1/26 @ 104(b) 77,625
45,000 Ascent Resources Utica Holdings LLC/ARU Finance
Corp., 6.63%, 10/15/32, Callable 10/15/27 @
103.31(b) 44,550
1,268,000 Athene Global Funding, 5.34%, 1/15/27(b) 1,275,734
573,000 Athene Global Funding, 5.58%, 1/9/29(b) 579,538
95,000 Avis Budget Car Rental LLC/Avis Budget Finance,
Inc., 8.25%, 1/15/30, Callable 1/15/26 @ 104.13(b) 97,138
2,052,000 Blackstone Private Credit Fund, 4.70%, 3/24/25 2,049,778
888,000 Blackstone Private Credit Fund, 7.05%, 9/29/25 900,172
40,000 Block, Inc., 2.75%, 6/1/26, Callable 5/1/26 @ 100 38,450
40,000 Block, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100 35,200
135,000 Block, Inc., 6.50%, 5/15/32, Callable 5/15/27 @
103.25(b) 136,181
130,000 Boost Newco Borrower LLC, 7.50%, 1/15/31,
Callable 1/15/27 @ 103.75(b) 135,850
120,000 Cobra AcquisitionCo LLC, 6.38%, 11/1/29, Callable
2/7/25 @ 103.19(b) 102,900
242,000 Corebridge Financial, Inc., 3.50%, 4/4/25, Callable
3/4/25 @ 100 240,793
824,000 Corebridge Financial, Inc., 3.65%, 4/5/27, Callable
3/5/27 @ 100 801,155
339,000 Corebridge Financial, Inc., 3.85%, 4/5/29, Callable
2/5/29 @ 100 322,564
404,000 Corebridge Financial, Inc., 3.90%, 4/5/32, Callable
1/5/32 @ 100 365,544
92,000 Corebridge Financial, Inc., 4.35%, 4/5/42, Callable
10/5/41 @ 100 76,617
271,000 Corebridge Financial, Inc., 4.40%, 4/5/52, Callable
10/5/51 @ 100 217,257
590,000 Equitable Holdings, Inc., 4.57%, 2/15/29, Callable
11/15/28 @ 100(b) 574,723
115,000 Focus Financial Partners LLC, 6.75%, 9/15/31,
Callable 9/15/27 @ 103.38(b) 113,850
55,000 Greystar Real Estate Partners LLC, 7.75%, 9/1/30,
Callable 9/1/26 @ 103.88(b) 57,956
50,000 HAT Holdings I LLC/HAT Holdings II LLC, 3.38%,
6/15/26, Callable 3/15/26 @ 100(b) 48,438
70,000 HAT Holdings I LLC/HAT Holdings II LLC, 8.00%,
6/15/27, Callable 3/15/27 @ 100(b) 72,800
410,000 Hightower Holding LLC, 6.75%, 4/15/29, Callable
2/7/25 @ 103.38(b) 406,925
325,000 HUB International, Ltd., 5.63%, 12/1/29, Callable
2/7/25 @ 102.81(b) 314,031
150,000 HUB International, Ltd., 7.25%, 6/15/30, Callable
6/15/26 @ 103.63(b) 153,750
900,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100 849,375
358,000 Jackson Financial, Inc., 5.17%, 6/8/27, Callable
5/8/27 @ 100 359,423
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 91,000 Jackson Financial, Inc., 3.13%, 11/23/31, Callable
8/23/31 @ 100 $ 77,310
386,000 Jackson Financial, Inc., 5.67%, 6/8/32, Callable
3/8/32 @ 100 387,856
70,000 Jane Street Group/JSG Finance, Inc., 4.50%,
11/15/29, Callable 2/7/25 @ 102.25(b) 65,275
80,000 Jane Street Group/JSG Finance, Inc., 6.13%,
11/1/32, Callable 11/1/27 @ 103.06(b) 79,000
95,000 Jefferson Capital Holdings LLC, 9.50%, 2/15/29,
Callable 2/15/26 @ 104.75(b) 100,225
40,000 Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 4.75%, 6/15/29, Callable 2/7/25 @
102.38(b) 37,650
70,916 Level 3 Financing, Inc., 11.00%, 11/15/29, Callable
3/22/27 @ 105.5(b) 79,603
220,000 Level 3 Financing, Inc., 4.50%, 4/1/30, Callable
3/22/26 @ 102.13(b) 182,050
200,000 Level 3 Financing, Inc., 3.88%, 10/15/30, Callable
3/22/25 @ 101.81(b) 159,000
125,000 Level 3 Financing, Inc., 4.00%, 4/15/31, Callable
3/22/25 @ 101.88(b) 98,437
525,000 MPT Operating Partnership LP/MPT Finance Corp.,
5.25%, 8/1/26, Callable 2/7/25 @ 100^ 483,000
165,000 MPT Operating Partnership LP/MPT Finance Corp.,
5.00%, 10/15/27, Callable 2/7/25 @ 100.83^ 138,806
80,000 MPT Operating Partnership LP/MPT Finance Corp.,
3.50%, 3/15/31, Callable 3/15/26 @ 101.75 50,400
110,000 Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29,
Callable 8/1/26 @ 103.25(b) 109,862
95,000 Sfa Issuer LLC, 11.00%, 12/15/29(b) 91,319
85,000 Shift4 Payments LLC/Shift4 Payments Finance Sub,
Inc., 6.75%, 8/15/32, Callable 8/15/27 @ 103.38(b) 86,169
212,000 Sun Communities Operating LP, 2.30%, 11/1/28,
Callable 9/1/28 @ 100 190,804
272,000 Sun Communities Operating LP, 2.70%, 7/15/31,
Callable 4/15/31 @ 100 229,129
225,000 Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital
LLC, 6.00%, 1/15/30, Callable 2/7/25 @ 103(b) 197,438
80,000 VFH Parent LLC/Valor Co.-Issuer, Inc., 7.50%,
6/15/31, Callable 6/15/27 @ 103.75(b) 82,000
285,000 Wrangler Holdco Corp., 6.63%, 4/1/32, Callable
4/1/27 @ 103.31(b) 289,987
14,070,675
Food Products (0.1%):
110,000 Goat Holdco LLC, 6.75%, 2/1/32, Callable 2/1/28
@ 103.38(b) 108,488
154,000 JBS USA Food Co., 3.63%, 1/15/32, Callable
1/15/27 @ 101.81(b) 135,030
420,000 Pilgrim's Pride Corp., 4.25%, 4/15/31, Callable
4/15/26 @ 102.13 386,925
69,000 Post Holdings, Inc., 4.50%, 9/15/31, Callable
9/15/26 @ 102.25(b) 61,755
335,000 Post Holdings, Inc., 6.38%, 3/1/33, Callable 9/1/27
@ 103.19(b) 327,462
105,000 Post Holdings, Inc., 6.25%, 10/15/34, Callable
10/15/29 @ 103.13(b) 102,638
1,122,298

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Ground Transportation (0.0%
†
):
$ 120,000 Genesee & Wyoming, Inc., 6.25%, 4/15/32, Callable
4/15/27 @ 103.13(b) $ 120,450
105,000 Hertz Corp. (The), 4.63%, 12/1/26, Callable 2/7/25
@ 101.16(b) 87,937
150,000 XPO, Inc., 7.13%, 2/1/32, Callable 2/1/27 @
103.56(b) 153,375
361,762
Health Care Equipment & Supplies (0.1%):
380,000 Hologic, Inc., 4.63%, 2/1/28, Callable 2/7/25 @
100.77(b) 368,600
340,000 Medline Borrower LP, 3.88%, 4/1/29, Callable
2/7/25 @ 101.94(b) 314,500
85,000 Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co.-Issuer, 7.00%, 2/1/30,
Callable 8/1/26 @ 103.5(b) 85,850
80,000 Sotera Health Holdings LLC, 7.38%, 6/1/31, Callable
6/1/27 @ 103.69(b) 80,800
849,750
Health Care Providers & Services (0.7%):
315,000 180 Medical, Inc., 3.88%, 10/15/29, Callable
1/18/25 @ 101.94(b) 285,924
90,000 AHP Health Partners, Inc., 5.75%, 7/15/29, Callable
2/7/25 @ 102.88(b) 86,625
1,365,000 Centene Corp., 4.25%, 12/15/27, Callable 1/23/25
@ 100.71 1,313,812
1,325,000 Centene Corp., 2.45%, 7/15/28, Callable 5/15/28
@ 100 1,190,844
410,000 Centene Corp., 4.63%, 12/15/29, Callable 2/7/25
@ 102.31 385,400
245,000 Centene Corp., 3.38%, 2/15/30, Callable 2/15/25
@ 101.69 218,050
610,000 Centene Corp., 2.63%, 8/1/31, Callable 5/1/31 @
100 500,200
145,000 CHS/Community Health Systems, Inc., 5.63%,
3/15/27, Callable 1/23/25 @ 101.41(b) 138,838
255,000 CHS/Community Health Systems, Inc., 6.00%,
1/15/29, Callable 1/23/25 @ 101.5(b) 228,225
155,000 CHS/Community Health Systems, Inc., 5.25%,
5/15/30, Callable 5/15/25 @ 102.63(b) 127,100
45,000 CHS/Community Health Systems, Inc., 4.75%,
2/15/31, Callable 2/15/26 @ 102.38(b) 34,875
330,000 CHS/Community Health Systems, Inc., 10.88%,
1/15/32, Callable 2/15/27 @ 105.44(b) 339,488
115,000 Coty, Inc./HFC Prestige Products, Inc./HFC Prestige
International US LLC, 6.63%, 7/15/30, Callable
7/16/26 @ 103.31(b) 116,438
343,000 CVS Health Corp., 5.00%, 1/30/29, Callable
12/30/28 @ 100 337,152
140,000 CVS Health Corp., 5.25%, 1/30/31, Callable
11/30/30 @ 100 136,215
315,000 DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @
102.31(b) 289,012
534,000 HCA, Inc., 5.63%, 9/1/28, Callable 3/1/28 @ 100 540,207
503,000 HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100 511,967
510,000 HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100 461,314
99,000 HCA, Inc., 3.63%, 3/15/32, Callable 12/15/31 @
100 86,858
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 50,000 HealthEquity, Inc., 4.50%, 10/1/29, Callable 2/7/25
@ 102.25(b) $ 46,750
314,000 Humana, Inc., 3.70%, 3/23/29, Callable 2/23/29
@ 100 295,655
260,000 IQVIA, Inc., 5.00%, 10/15/26, Callable 2/7/25 @
100(b) 256,425
220,000 LifePoint Health, Inc., 11.00%, 10/15/30, Callable
10/15/26 @ 105.5(b) 241,450
120,000 Medline Borrower LP/Medline Co-Issuer, Inc.,
6.25%, 4/1/29, Callable 4/1/26 @ 103.13(b) 121,200
15,000 ModivCare, Inc., 5.00%, 10/1/29, Callable 2/7/25
@ 102.5(b) 8,850
170,000 Molina Healthcare, Inc., 3.88%, 5/15/32, Callable
2/15/32 @ 100(b) 146,837
205,000 Organon & Co./Organon Foreign Debt Co.-Issuer
B.V., 4.13%, 4/30/28, Callable 2/7/25 @ 102.06(b) 192,444
96,820 Radiology Partners, Inc., 7.78%, 1/31/29, Callable
2/7/25 @ 100(b) 95,368
115,000 Sally Holdings LLC/Sally Capital, Inc., 6.75%,
3/1/32, Callable 3/1/27 @ 103.38 115,288
115,000 Select Medical Corp., 6.25%, 12/1/32, Callable
12/1/27 @ 103.13(b) 110,688
115,000 Surgery Center Holdings, Inc., 7.25%, 4/15/32,
Callable 4/15/27 @ 103.63(b) 117,012
360,000 Tenet Healthcare Corp., 6.25%, 2/1/27, Callable
1/23/25 @ 100 359,550
310,000 Tenet Healthcare Corp., 6.13%, 10/1/28, Callable
2/7/25 @ 101.53 308,837
175,000 Tenet Healthcare Corp., 4.25%, 6/1/29, Callable
1/23/25 @ 102.13 163,406
140,000 Tenet Healthcare Corp., 4.38%, 1/15/30, Callable
2/7/25 @ 102.19 130,025
117,000 Toledo Hospital (The), Series B, 5.33%, 11/15/28 114,660
85,000 Toledo Hospital (The), 6.02%, 11/15/48 75,332
55,000 US Acute Care Solutions LLC, 9.75%, 5/15/29,
Callable 5/15/26 @ 104.88(b) 56,031
35,000 US Renal Care, Inc., 10.63%, 7/15/27, Callable
2/7/25 @ 100(b) 24,500
10,308,852
Health Care REITs (0.4%):
45,000 CTR Partnership LP/CareTrust Capital Corp., 3.88%,
6/30/28, Callable 3/30/28 @ 100(b) 42,412
66,000 Healthcare Realty Holdings LP, 3.50%, 8/1/26,
Callable 5/1/26 @ 100 64,445
63,000 Healthcare Realty Holdings LP, 3.10%, 2/15/30,
Callable 11/15/29 @ 100 56,474
101,000 Omega Healthcare Investors, Inc., 4.50%, 1/15/25 100,965
1,278,000 Omega Healthcare Investors, Inc., 4.50%, 4/1/27,
Callable 1/1/27 @ 100 1,261,028
2,482,000 Omega Healthcare Investors, Inc., 3.63%, 10/1/29,
Callable 7/1/29 @ 100 2,283,303
133,000 Omega Healthcare Investors, Inc., 3.38%, 2/1/31,
Callable 11/1/30 @ 100 118,091
1,214,000 Sabra Health Care LP, 3.20%, 12/1/31, Callable
9/1/31 @ 100 1,042,523
4,969,241

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Health Care Technology (0.0%
†
):
$ 25,000 Clarivate Science Holdings Corp., 3.88%, 7/1/28,
Callable 1/18/25 @ 101.94(b) $ 23,219
395,000 Clarivate Science Holdings Corp., 4.88%, 7/1/29,
Callable 1/18/25 @ 102.44(b) 366,856
390,075
Hotel & Resort REITs (0.0%
†
):
40,000 Service Properties Trust, 4.95%, 2/15/27, Callable
8/15/26 @ 100 37,350
320,000 Service Properties Trust, 5.50%, 12/15/27, Callable
9/15/27 @ 100 299,600
45,000 Service Properties Trust, 4.95%, 10/1/29, Callable
7/1/29 @ 100^ 35,775
372,725
Hotels, Restaurants & Leisure (0.2%):
320,000 Boyd Gaming Corp., 4.75%, 6/15/31, Callable
6/15/26 @ 102.38(b) 295,200
106,000 Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable
1/18/25 @ 102.03(b) 106,663
145,000 Caesars Entertainment, Inc., 4.63%, 10/15/29,
Callable 1/18/25 @ 102.31(b) 135,394
185,000 Caesars Entertainment, Inc., 6.50%, 2/15/32,
Callable 2/15/27 @ 103.25(b) 185,231
290,000 Churchill Downs, Inc., 5.75%, 4/1/30, Callable
4/1/25 @ 102.88(b) 283,475
30,000 ClubCorp Holdings, Inc., 8.50%, 9/15/25, Callable
2/7/25 @ 100(b) 29,475
175,000 Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc., 4.63%, 1/15/29, Callable 2/7/25
@ 102.31(b) 161,875
100,000 Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc., 6.75%, 1/15/30, Callable 2/7/25
@ 103.38(b) 92,250
80,000 Hilton Domestic Operating Co., Inc., 5.88%, 4/1/29,
Callable 4/1/26 @ 102.94(b) 79,600
370,000 Hilton Domestic Operating Co., Inc., 5.88%,
3/15/33, Callable 3/15/28 @ 102.94(b) 363,063
40,000 Hilton Grand Vacations Borrower LLC/Hilton Grand
Vacations Borrower, Inc., 5.00%, 6/1/29, Callable
2/7/25 @ 102.5(b) 37,500
140,000 Hilton Grand Vacations Borrower LLC/Hilton Grand
Vacations Borrower, Inc., 6.63%, 1/15/32, Callable
1/15/27 @ 103.31(b) 140,000
75,000 Jacobs Entertainment, Inc., 6.75%, 2/15/29,
Callable 2/15/25 @ 103.38(b) 72,000
45,000 Life Time, Inc., 5.75%, 1/15/26, Callable 1/15/25
@ 100(b) 44,977
135,000 Life Time, Inc., 6.00%, 11/15/31, Callable 11/15/27
@ 103(b) 133,313
40,000 Marriott Ownership Resorts, Inc., 4.50%, 6/15/29,
Callable 2/7/25 @ 102.25(b) 37,300
95,000 PF Changs Term B 1Ln, 0.00%, 3/1/26(b) 91,403
330,000 Station Casinos LLC, 4.50%, 2/15/28, Callable
2/7/25 @ 101.13(b) 312,675
210,000 Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.25%, 5/15/27, Callable 2/15/27 @ 100(b) 207,375
105,000 Wynn Resorts Finance LLC/Wynn Resorts Capital
Corp., 7.13%, 2/15/31, Callable 11/15/30 @ 100(b) 109,331
Principal Amount Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$ 450,000 Yum! Brands, Inc., 3.63%, 3/15/31, Callable
12/15/30 @ 100 $ 397,687
3,315,787
Household Durables (0.1%):
70,000 Ashton Woods USA LLC/Ashton Woods Finance Co.,
4.63%, 4/1/30, Callable 4/1/25 @ 102.31(b) 63,350
95,000 Beazer Homes USA, Inc., 7.50%, 3/15/31, Callable
3/15/27 @ 103.75(b) 95,594
100,000 Century Communities, Inc., 3.88%, 8/15/29,
Callable 2/15/29 @ 100(b) 89,250
80,000 Landsea Homes Corp., 8.88%, 4/1/29, Callable
4/1/26 @ 104.44(b) 79,800
90,000 LGI Homes, Inc., 8.75%, 12/15/28, Callable
12/15/25 @ 104.38(b) 94,050
100,000 LGI Homes, Inc., 7.00%, 11/15/32, Callable
11/15/27 @ 103.5(b) 98,500
70,000 Newell Brands, Inc., 6.38%, 5/15/30, Callable
2/15/30 @ 100 70,000
100,000 Newell Brands, Inc., 6.63%, 5/15/32, Callable
2/15/32 @ 100 100,500
160,000 Newell Brands, Inc., 6.88%, 4/1/36, Callable
10/1/35 @ 100 161,600
130,000 Tempur Sealy International, Inc., 3.88%, 10/15/31,
Callable 10/15/26 @ 101.94(b) 113,425
165,000 TopBuild Corp., 4.13%, 2/15/32, Callable 10/15/26
@ 102.06(b) 145,819
84,987 Traeger Grills Term B, 0.00%, 6/29/28(b) 82,640
89,714 Weber Stephen Products, 0.00%, 10/30/27(b) 89,293
34,910 Weber Stephen Products Term, 0.00%, 10/30/27(b) 34,779
1,318,600
Household Products (0.0%
†
):
55,000 Central Garden & Pet Co., 4.13%, 4/30/31, Callable
4/30/26 @ 102.06(b) 48,538
110,000 Kronos Acquisition Holdings, Inc., 8.25%, 6/30/31,
Callable 6/30/27 @ 104.13(b) 104,775
100,000 Kronos Acquisition Holdings, Inc., 10.75%, 6/30/32,
Callable 6/30/27 @ 105.38(b) 92,000
245,313
Independent Power and Renewable Electricity Producers
(0.2%):
1,457,000 AES Corp. (The), 3.30%, 7/15/25, Callable 6/15/25
@ 100(b) 1,441,160
1,412,000 AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30
@ 100(b) 1,299,941
218,000 AES Corp. (The), 2.45%, 1/15/31, Callable 10/15/30
@ 100 181,712
30,000 Clearway Energy Operating LLC, 4.75%, 3/15/28,
Callable 1/18/25 @ 102.38(b) 28,650
125,000 Leeward Renewable Energy Operations LLC, 4.25%,
7/1/29, Callable 2/7/25 @ 102.13(b) 114,063
105,000 Lightning Power LLC, 7.25%, 8/15/32, Callable
8/15/27 @ 103.63(b) 107,756
35,000 Pattern Energy Operations LP/Pattern Energy
Operations, Inc., 4.50%, 8/15/28, Callable 2/7/25
@ 102.25(b) 32,681
15,000 Sunnova Energy Corp., 5.88%, 9/1/26, Callable
2/7/25 @ 101.47(b) 12,413

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Independent Power and Renewable Electricity Producers,
continued
$ 105,000 Sunnova Energy Corp., 11.75%, 10/1/28, Callable
4/1/28 @ 100^(b) $ 75,337
3,293,713
Industrial Conglomerates (0.0%
†
):
290,000 Brand Industrial Services, Inc., 10.38%, 8/1/30,
Callable 8/1/26 @ 105.19(b) 294,713
75,000 Global Partners LP/GLP Finance Corp., 8.25%,
1/15/32, Callable 1/15/27 @ 104.13(b) 77,063
31,042 GrafTech Term, 0.00%, 11/8/29(b) 29,700
17,738 GrafTech Term, 0.00%, 11/8/29(b) 17,738
35,000 Roller Bearing Co. of America, Inc., 4.38%,
10/15/29, Callable 2/7/25 @ 102.19(b) 32,550
451,764
Insurance (0.5%):
375,000 Acrisure LLC/Acrisure Finance, Inc., 6.00%, 8/1/29,
Callable 2/7/25 @ 103(b) 357,656
601,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 6.75%, 10/15/27, Callable 2/7/25 @
100(b) 594,990
95,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 5.88%, 11/1/29, Callable 2/7/25 @
102.94(b) 90,725
70,000 AmWINS Group, Inc., 4.88%, 6/30/29, Callable
2/7/25 @ 102.44(b) 65,625
40,000 AssuredPartners, Inc., 5.63%, 1/15/29, Callable
2/7/25 @ 101.41(b) 40,350
110,000 AssuredPartners, Inc., 7.50%, 2/15/32, Callable
2/15/27 @ 103.75(b) 118,525
119,694 Asurion Term, 0.00%, 8/19/28(b) 119,270
70,000 BroadStreet Partners, Inc., 5.88%, 4/15/29, Callable
2/7/25 @ 102.94(b) 67,725
2,771,000 Five Corners Funding Trust II, 2.85%, 5/15/30,
Callable 2/15/30 @ 100(b) 2,467,132
436,000 Pacific LifeCorp, 5.13%, 1/30/43(b) 401,451
500,000 Peachtree Corners Funding Trust, 3.98%, 2/15/25(b) 498,874
115,000 Ryan Specialty LLC, 4.38%, 2/1/30, Callable 2/7/25
@ 102.19(b) 107,813
140,000 Ryan Specialty LLC, 5.88%, 8/1/32, Callable 8/1/27
@ 102.94(b) 138,075
120,000 Station Casinos LLC, 6.63%, 3/15/32, Callable
3/15/27 @ 103.31(b) 119,250
227,000 Unum Group, 4.00%, 6/15/29, Callable 3/15/29
@ 100 217,741
1,000,000 Unum Group, 5.75%, 8/15/42 977,330
6,382,532
IT Services (0.0%
†
):
85,000 Amentum Holdings, Inc., 7.25%, 8/1/32, Callable
8/1/27 @ 103.63(b) 85,531
Leisure Products (0.0%
†
):
80,000 Amer Sports Co., 6.75%, 2/16/31, Callable 2/16/27
@ 103.38(b) 80,900
110,000 Fiesta Purchaser, Inc., 7.88%, 3/1/31, Callable
3/1/27 @ 103.94(b) 113,575
65,000 Fiesta Purchaser, Inc., 9.63%, 9/15/32, Callable
9/15/27 @ 104.81(b) 67,925
5,000 Mattel, Inc., 5.88%, 12/15/27, Callable 2/7/25 @
101.47(b) 5,015
Principal Amount Value
Corporate Bonds, continued
Leisure Products, continued
$ 110,000 Mattel, Inc., 6.20%, 10/1/40 $ 108,544
375,959
Life Sciences Tools & Services (0.0%
†
):
15,000 Charles River Laboratories International, Inc.,
4.25%, 5/1/28, Callable 1/23/25 @ 101.42(b) 14,231
30,000 Charles River Laboratories International, Inc.,
3.75%, 3/15/29, Callable 2/7/25 @ 101.88(b) 27,488
41,719
Machinery (0.1%):
15,000 Barnes Group, 0.00%, 12/11/31(b) 14,992
75,000 Cougar JV Subsidiary LLC, 8.00%, 5/15/32, Callable
5/15/27 @ 104(b) 77,625
140,000 Esab Corp., 6.25%, 4/15/29, Callable 4/15/26 @
103.13(b) 141,400
115,000 Gates Corp., 6.88%, 7/1/29, Callable 7/1/26 @
103.44(b) 117,013
55,000 GrafTech Finance, Inc., 4.63%, 12/15/28, Callable
2/7/25 @ 101.16(b) 40,700
110,000 GrafTech Global Enterprises, Inc., 9.88%, 12/15/28,
Callable 12/15/25 @ 104.94(b) 103,950
110,000 ITT Holdings LLC, 6.50%, 8/1/29, Callable 2/7/25
@ 103.25(b) 100,375
150,000 Madison IAQ LLC, 4.13%, 6/30/28, Callable 2/7/25
@ 102.06(b) 141,750
85,000 Madison IAQ LLC, 5.88%, 6/30/29, Callable 2/7/25
@ 102.94(b) 80,113
45,000 Mueller Water Products, Inc., 4.00%, 6/15/29,
Callable 2/7/25 @ 102(b) 41,512
859,430
Media (0.7%):
190,000 Advantage Sales & Marketing, Inc., 6.50%,
11/15/28, Callable 1/18/25 @ 101.63(b) 179,075
255,000 Allen Media LLC/Allen Media Co.-Issuer, Inc.,
10.50%, 2/15/28, Callable 2/7/25 @ 105.25(b) 116,981
25,000 Arches Buyer, Inc., 4.25%, 6/1/28, Callable 2/7/25
@ 101.06(b) 22,781
10,000 Arches Buyer, Inc., 6.13%, 12/1/28, Callable 2/7/25
@ 101.53(b) 8,875
560,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.50%, 8/15/30, Callable 2/15/25 @ 102.25(b) 501,200
250,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.50%, 5/1/32, Callable 5/1/26 @ 102.25 214,688
150,000 Central Parent LLC/CDK Global II LLC/CDK Financing
Co., Inc., 8.00%, 6/15/29, Callable 6/15/25 @
104(b) 151,875
346,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.91%, 7/23/25,
Callable 4/23/25 @ 100 345,568
405,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.10%, 6/1/29,
Callable 5/1/29 @ 100 413,015
95,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 2.30%, 2/1/32,
Callable 11/1/31 @ 100 75,312
813,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.40%, 4/1/33,
Callable 1/1/33 @ 100 726,247

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Media, continued
$ 279,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.55%, 6/1/34,
Callable 3/1/34 @ 100 $ 285,304
1,256,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.38%, 5/1/47,
Callable 11/1/46 @ 100 1,025,793
809,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.80%, 3/1/50,
Callable 9/1/49 @ 100 608,788
1,064,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.50%, 4/1/63,
Callable 10/1/62 @ 100 842,289
85,000 Clear Channel Outdoor Holdings, Inc., 7.50%,
6/1/29, Callable 2/7/25 @ 103.75(b) 74,162
80,000 Clear Channel Outdoor Holdings, Inc., 7.88%,
4/1/30, Callable 10/1/26 @ 103.94(b) 82,000
130,000 CMG Media Corp., 8.88%, 6/18/29, Callable
1/18/25 @ 100(b) 97,500
415,000 CSC Holdings LLC, 4.63%, 12/1/30, Callable 12/1/25
@ 102.31(b) 217,875
275,000 CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25
@ 102.06(b) 199,375
25,000 Discovery Communications LLC, 4.13%, 5/15/29,
Callable 2/15/29 @ 100 23,287
240,000 DISH DBS Corp., 7.38%, 7/1/28, Callable 1/18/25
@ 101.84 170,400
215,000 DISH DBS Corp., 5.13%, 6/1/29 137,600
832,977 EchoStar Corp., 10.75%, 11/30/29, Callable
11/30/26 @ 105.38 894,409
194,151 EchoStar Corp., 6.75%, 11/30/30, Callable 11/30/26
@ 102 176,192
140,000 Gray Television, Inc., 4.75%, 10/15/30, Callable
10/15/25 @ 102.38(b) 75,950
25,000 Match Group Holdings II LLC, 4.13%, 8/1/30,
Callable 5/1/25 @ 102.06(b) 22,125
110,000 Match Group Holdings II LLC, 3.63%, 10/1/31,
Callable 10/1/26 @ 101.81(b) 93,500
220,000 TEGNA, Inc., 4.75%, 3/15/26, Callable 2/7/25 @
101.19(b) 216,700
1,620,000 Time Warner Cable LLC, 6.55%, 5/1/37 1,559,704
280,000 Time Warner Cable LLC, 7.30%, 7/1/38 284,742
69,000 Time Warner Cable LLC, 5.50%, 9/1/41, Callable
3/1/41 @ 100 58,530
235,000 Univision Communications, Inc., 6.63%, 6/1/27,
Callable 1/18/25 @ 101.66(b) 233,531
180,000 Univision Communications, Inc., 8.00%, 8/15/28,
Callable 8/15/25 @ 104(b) 182,925
135,000 Univision Communications, Inc., 4.50%, 5/1/29,
Callable 2/7/25 @ 102.25(b) 120,488
10,438,786
Metals & Mining (0.1%):
220,000 ATI, Inc., 5.88%, 12/1/27, Callable 2/7/25 @ 100 217,800
60,000 ATI, Inc., 4.88%, 10/1/29, Callable 1/23/25 @
102.44 57,000
45,000 ATI, Inc., 5.13%, 10/1/31, Callable 10/1/26 @
102.56 42,300
45,000 Cleveland-Cliffs, Inc., 4.63%, 3/1/29, Callable 2/7/25
@ 102.31(b) 41,400
Principal Amount Value
Corporate Bonds, continued
Metals & Mining, continued
$ 60,000 Cleveland-Cliffs, Inc., 6.88%, 11/1/29, Callable
11/1/26 @ 103.44(b) $ 59,100
45,000 Cleveland-Cliffs, Inc., 4.88%, 3/1/31, Callable 3/1/26
@ 102.44(b) 40,107
35,000 Cleveland-Cliffs, Inc., 7.00%, 3/15/32, Callable
3/15/27 @ 103.5(b) 34,256
60,000 Cleveland-Cliffs, Inc., 7.38%, 5/1/33, Callable 5/1/28
@ 103.69(b) 58,800
60,000 Commercial Metals Co., 4.13%, 1/15/30, Callable
1/18/25 @ 102.06 54,900
60,000 Commercial Metals Co., 4.38%, 3/15/32, Callable
3/15/27 @ 102.19 53,550
130,000 Kaiser Aluminum Corp., 4.63%, 3/1/28, Callable
2/7/25 @ 101.16(b) 121,875
125,000 Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @
101.94(b) 107,500
130,000 Panther Escrow Issuer LLC, 7.13%, 6/1/31, Callable
6/1/27 @ 103.56(b) 130,975
1,019,563
Mortgage Real Estate Investment Trusts (REITs) (0.0%
†
):
75,000 Rithm Capital Corp., 8.00%, 4/1/29, Callable 4/1/26
@ 104(b) 74,906
21,000 Starwood Property Trust, Inc., 4.75%, 3/15/25,
Callable 1/10/25 @ 100 21,000
120,000 Starwood Property Trust, Inc., 6.50%, 7/1/30,
Callable 1/1/30 @ 100(b) 119,700
215,606
Multi-Utilities (0.2%):
1,100,000 NiSource, Inc., 2.95%, 9/1/29, Callable 6/1/29 @
100 1,007,097
1,000,000 NiSource, Inc., 5.25%, 2/15/43, Callable 8/15/42
@ 100 937,537
1,944,634
Office REITs (0.0%
†
):
400,000 Hudson Pacific Properties LP, 4.65%, 4/1/29,
Callable 1/1/29 @ 100^ 301,500
72,000 Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26
@ 100 68,578
370,078
Oil, Gas & Consumable Fuels (1.8%):
95,000 Aethon United BR LP/Aethon United Finance Corp.,
7.50%, 10/1/29, Callable 10/1/26 @ 103.75(b) 96,900
85,000 Alpha Generation LLC, 6.75%, 10/15/32, Callable
10/15/27 @ 103.38(b) 83,831
45,000 Apache Corp., 5.10%, 9/1/40, Callable 3/1/40 @
100 39,059
10,000 Apache Corp., 7.38%, 8/15/47 10,409
85,000 Archrock Partners LP/Archrock Partners Finance
Corp., 6.63%, 9/1/32, Callable 9/1/27 @ 103.31(b) 84,787
255,000 California Resources Corp., 8.25%, 6/15/29, Callable
6/15/26 @ 104.13(b) 257,869
95,000 Calumet Specialty Products Partners LP/Calumet
Finance Corp., 9.75%, 7/15/28, Callable 7/15/25
@ 104.88(b) 96,306
150,000 CITGO Petroleum Corp., 6.38%, 6/15/26, Callable
2/7/25 @ 101.59(b) 150,188

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 125,000 CITGO Petroleum Corp., 8.38%, 1/15/29, Callable
10/15/25 @ 104.19(b) $ 128,281
50,000 CNX Midstream Partners LP, 4.75%, 4/15/30,
Callable 4/15/25 @ 102.38(b) 45,625
20,000 CNX Resources Corp., 6.00%, 1/15/29, Callable
2/7/25 @ 103(b) 19,600
114,000 Columbia Pipelines Operating Co. LLC, 5.93%,
8/15/30, Callable 6/15/30 @ 100(b) 117,372
309,000 Columbia Pipelines Operating Co. LLC, 6.04%,
11/15/33, Callable 8/15/33 @ 100(b) 316,983
92,000 Columbia Pipelines Operating Co. LLC, 6.50%,
8/15/43, Callable 2/15/43 @ 100(b) 95,649
166,000 Columbia Pipelines Operating Co. LLC, 6.54%,
11/15/53, Callable 5/15/53 @ 100(b) 173,801
99,000 Columbia Pipelines Operating Co. LLC, 6.71%,
8/15/63, Callable 2/15/63 @ 100(b) 105,713
185,000 Comstock Resources, Inc., 6.75%, 3/1/29, Callable
1/23/25 @ 103.38^(b) 180,144
25,000 Comstock Resources, Inc., 5.88%, 1/15/30, Callable
2/7/25 @ 102.94(b) 23,312
250,000 CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%,
12/15/33, Callable 12/15/28 @ 103.75(b) 262,187
25,000 CVR Energy Term B 1Ln, 0.00%, 12/30/27(b) 25,000
20,000 CVR Energy, Inc., 5.75%, 2/15/28, Callable 1/23/25
@ 101.92(b) 18,350
105,000 CVR Energy, Inc., 8.50%, 1/15/29, Callable 1/15/26
@ 104.25^(b) 99,750
96,000 DCP Midstream Operating LP, 5.38%, 7/15/25,
Callable 4/15/25 @ 100 96,172
2,755,000 DCP Midstream Operating LP, 5.63%, 7/15/27,
Callable 4/15/27 @ 100 2,792,261
321,000 DCP Midstream Operating LP, 5.13%, 5/15/29,
Callable 2/15/29 @ 100 321,091
25,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 7.13%, 6/1/28, Callable 2/7/25 @ 103.56(b) 24,812
275,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 8.63%, 3/15/29, Callable 3/15/26 @
104.31(b) 283,594
26,000 Devon Energy Corp., 5.25%, 10/15/27, Callable
1/18/25 @ 100.88 26,000
40,000 DT Midstream, Inc., 4.13%, 6/15/29, Callable
2/7/25 @ 102.06(b) 37,300
1,000,000 Emera US Finance LP, 3.55%, 6/15/26, Callable
3/15/26 @ 100 977,891
2,229,000 Energy Transfer LP, 4.95%, 6/15/28, Callable
3/15/28 @ 100 2,222,754
106,000 Energy Transfer LP, 5.25%, 4/15/29, Callable
1/15/29 @ 100 106,403
109,000 Energy Transfer LP, 3.75%, 5/15/30, Callable
2/15/30 @ 100 101,443
90,000 Energy Transfer LP, 7.38%, 2/1/31, Callable 2/1/26
@ 103.69(b) 94,111
128,000 Energy Transfer LP, Series 20Y, 5.80%, 6/15/38,
Callable 12/15/37 @ 100 125,811
83,000 Energy Transfer LP, 6.00%, 6/15/48, Callable
12/15/47 @ 100 79,950
73,000 Energy Transfer LP, 6.25%, 4/15/49, Callable
10/15/48 @ 100 73,133
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 1,908,000 Energy Transfer LP, 5.00%, 5/15/50, Callable
11/15/49 @ 100 $ 1,614,826
220,000 EnLink Midstream LLC, 5.63%, 1/15/28, Callable
7/15/27 @ 100(b) 221,441
220,000 EQM Midstream Partners LP, 7.50%, 6/1/27,
Callable 2/7/25 @ 103.75(b) 224,312
50,000 EQM Midstream Partners LP, 6.50%, 7/1/27,
Callable 1/1/27 @ 100(b) 50,688
42,000 EQM Midstream Partners LP, 4.50%, 1/15/29,
Callable 7/15/28 @ 100(b) 39,916
30,000 EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100 29,570
80,000 Expand Energy Corp, 4.75%, 2/1/32, Callable 2/1/27
@ 102.38 74,331
88,000 Genesis Energy LP/Genesis Energy Finance Corp.,
8.00%, 1/15/27, Callable 1/15/25 @ 102 89,100
150,000 Harvest Midstream I LP, 7.50%, 5/15/32, Callable
5/15/27 @ 103.75(b) 152,250
650,000 Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 643,388
71,000 Hess Corp., 7.30%, 8/15/31 78,585
50,000 Hess Corp., 7.13%, 3/15/33 55,376
2,002,000 Hess Corp., 5.60%, 2/15/41 1,971,908
1,166,000 Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @
100^ 1,168,225
85,000 Howard Midstream Energy Partners LLC, 7.38%,
7/15/32, Callable 7/15/27 @ 103.69(b) 86,381
150,000 Kinetik Holdings LP, 6.63%, 12/15/28, Callable
12/15/25 @ 103.31(b) 152,812
85,000 Kinetik Holdings LP, 5.88%, 6/15/30, Callable
6/15/25 @ 102.94(b) 83,406
90,000 Kraken Oil & Gas Partners LLC, 7.63%, 8/15/29,
Callable 8/15/26 @ 103.81(b) 86,625
105,000 Matador Resources Co., 6.50%, 4/15/32, Callable
4/15/27 @ 103.25(b) 103,688
60,000 Matador Resources Co., 6.25%, 4/15/33, Callable
4/15/28 @ 103.13(b) 58,200
278,000 Mesquite Energy, Inc., 7.25%, 2/15/23(a)(b)(d) —
115,000 Moss Creek Resources Holdings, Inc., 8.25%,
9/1/31, Callable 9/1/27 @ 104.13(b) 112,412
722,000 MPLX LP, 4.95%, 9/1/32, Callable 6/1/32 @ 100 696,035
115,000 Murphy Oil Corp., 6.00%, 10/1/32, Callable 10/1/27
@ 103 110,256
250,000 New Fortress Energy, Inc., 6.50%, 9/30/26, Callable
2/7/25 @ 101.63 240,000
209,818 NFE Financing LLC, 12.00%, 11/15/29, Callable
11/15/26 @ 106(b) 220,309
120,000 NGL Energy Operating LLC/NGL Energy Finance
Corp., 8.13%, 2/15/29, Callable 2/15/26 @
104.06(b) 121,200
406,000 Occidental Petroleum Corp., 5.55%, 3/15/26,
Callable 12/15/25 @ 100 407,746
779,000 Occidental Petroleum Corp., 7.50%, 5/1/31 850,084
16,000 Occidental Petroleum Corp., 7.88%, 9/15/31 17,700
78,000 Occidental Petroleum Corp., 6.45%, 9/15/36 79,657
410,000 Occidental Petroleum Corp., 6.60%, 3/15/46,
Callable 9/15/45 @ 100 413,075
197,000 ONEOK, Inc., 4.25%, 9/24/27, Callable 8/24/27
@ 100 193,748
206,000 ONEOK, Inc., 4.40%, 10/15/29, Callable 9/15/29
@ 100 199,747

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 401,000 ONEOK, Inc., 4.75%, 10/15/31, Callable 8/15/31
@ 100 $ 389,219
180,000 PBF Holding Co. LLC/PBF Finance Corp., 6.00%,
2/15/28, Callable 2/7/25 @ 101.5 172,350
115,000 PBF Holding Co. LLC/PBF Finance Corp., 7.88%,
9/15/30, Callable 9/15/26 @ 103.94(b) 112,556
65,000 Permian Resources Operating LLC, 5.88%, 7/1/29,
Callable 2/7/25 @ 102.94(b) 63,619
145,000 Permian Resources Operating LLC, 7.00%, 1/15/32,
Callable 1/15/27 @ 103.5(b) 146,813
170,000 Range Resources Corp., 4.88%, 5/15/25, Callable
2/15/25 @ 100 169,150
335,000 Sabine Pass Liquefaction LLC, 4.50%, 5/15/30,
Callable 11/15/29 @ 100 324,158
149,000 Sitio Royalties Operating Partnership LP/Sitio
Finance Corp., 7.88%, 11/1/28, Callable 11/1/25
@ 103.94(b) 152,725
50,000 SM Energy Co., 6.75%, 9/15/26, Callable 2/7/25
@ 100 49,875
85,000 SM Energy Co., 6.50%, 7/15/28, Callable 2/7/25
@ 103.25 84,150
5,000 Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27,
Callable 2/7/25 @ 101 4,981
152,000 Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28,
Callable 2/7/25 @ 101.96 151,050
270,000 Sunoco LP/Sunoco Finance Corp., 4.50%, 5/15/29,
Callable 1/23/25 @ 102.25 253,125
50,000 Talos Production, Inc., 9.00%, 2/1/29, Callable
2/1/26 @ 104.5(b) 51,063
265,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.88%, 2/1/31, Callable
2/1/26 @ 102.44 255,422
45,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.00%, 1/15/32, Callable
7/15/26 @ 102 40,834
43,000 Transcontinental Gas Pipe Line Co. LLC, 3.25%,
5/15/30, Callable 2/15/30 @ 100 39,251
380,000 Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29,
Callable 2/15/29 @ 100(b) 347,700
1,000,000 Western Midstream Operating LP, 3.10%, 2/1/25,
Callable 1/23/25 @ 100 998,033
40,000 Western Midstream Operating LP, 3.95%, 6/1/25,
Callable 3/1/25 @ 100 39,780
127,000 Western Midstream Operating LP, 4.65%, 7/1/26,
Callable 4/1/26 @ 100 126,436
1,000,000 Western Midstream Operating LP, 4.50%, 3/1/28,
Callable 12/1/27 @ 100 978,229
66,000 Western Midstream Operating LP, 4.75%, 8/15/28,
Callable 5/15/28 @ 100 64,757
755,000 Williams Cos., Inc. (The), 4.65%, 8/15/32, Callable
5/15/32 @ 100 716,552
171,000 Williams Cos., Inc. (The), 5.30%, 8/15/52, Callable
2/15/52 @ 100 156,172
26,328,839
Paper & Forest Products (0.0%
†
):
80,000 Magnera Corp., 7.25%, 11/15/31, Callable 11/15/27
@ 103.63(b) 77,900
10,000 Mercer International, Inc., 12.88%, 10/1/28,
Callable 10/1/25 @ 106.44(b) 10,725
Principal Amount Value
Corporate Bonds, continued
Paper & Forest Products, continued
$ 45,000 Mercer International, Inc., 5.13%, 2/1/29, Callable
1/18/25 @ 102.56 $ 38,813
127,438
Passenger Airlines (0.0%
†
):
80,000 American Airlines, Inc., 7.25%, 2/15/28, Callable
2/15/25 @ 103.63(b) 81,800
95,000 American Airlines, Inc., 8.50%, 5/15/29, Callable
11/15/25 @ 104.25(b) 99,394
90,000 JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%,
9/20/31, Callable 8/27/27 @ 104.94(b) 95,400
55,000 OneSky Flight LLC, 8.88%, 12/15/29, Callable
12/15/26 @ 104.44(b) 55,137
331,731
Personal Care Products (0.0%
†
):
85,000 BellRing Brands, Inc., 7.00%, 3/15/30, Callable
3/15/27 @ 101.75(b) 87,125
Pharmaceuticals (0.1%):
1,000,000 Bayer US Finance II LLC, 4.25%, 12/15/25, Callable
10/15/25 @ 100(b) 994,035
76,000 Elanco Animal Health, Inc., 6.65%, 8/28/28, Callable
5/28/28 @ 100 77,073
119,700 Lonza Specialty Ingredients Term B, 0.00%,
7/3/28(b) 117,184
1,188,292
Professional Services (0.0%
†
):
90,000 ASGN, Inc., 4.63%, 5/15/28, Callable 2/7/25 @
101.52(b) 85,275
335,000 CoreLogic, Inc., 4.50%, 5/1/28, Callable 2/7/25 @
102.25(b) 311,131
80,000 TriNet Group, Inc., 7.13%, 8/15/31, Callable
8/15/26 @ 103.56(b) 81,200
477,606
Real Estate Management & Development (0.3%):
371,000 American Homes 4 Rent LP, 3.63%, 4/15/32,
Callable 1/15/32 @ 100 331,566
110,400 Anywhere Real Estate Group LLC/Anywhere Co.-
Issuer Corp., 7.00%, 4/15/30, Callable 4/15/25 @
102.63^(b) 97,290
7,000 Anywhere Real Estate Group LLC/Realogy Co.-
Issuer Corp., 5.75%, 1/15/29, Callable 1/23/25 @
101.44(b) 5,530
1,265,000 Brandywine Operating Partnership LP, 3.95%,
11/15/27, Callable 8/15/27 @ 100 1,196,318
719,000 Brandywine Operating Partnership LP, 8.30%,
3/15/28, Callable 2/15/28 @ 100 759,255
62,000 Brandywine Operating Partnership LP, 4.55%,
10/1/29, Callable 7/1/29 @ 100^ 55,800
210,000 CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31
@ 100 178,748
68,000 COPT Defense Properties LP, 2.25%, 3/15/26,
Callable 2/15/26 @ 100 65,805
68,000 COPT Defense Properties LP, 2.00%, 1/15/29,
Callable 11/15/28 @ 100 59,807
93,000 COPT Defense Properties LP, 2.75%, 4/15/31,
Callable 1/15/31 @ 100 79,275
550,000 Invitation Homes Operating Partnership LP, 4.15%,
4/15/32, Callable 1/15/32 @ 100 506,892

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Real Estate Management & Development, continued
$ 115,000 Kennedy-Wilson, Inc., 4.75%, 2/1/30, Callable
2/7/25 @ 102.38 $ 101,344
300,000 Pine Street Trust II, 5.57%, 2/15/49, Callable
8/15/48 @ 100(b) 275,403
25,000 VICI Properties LP/VICI Note Co., Inc., 4.63%,
6/15/25, Callable 3/15/25 @ 100(b) 24,938
185,000 VICI Properties LP/VICI Note Co., Inc., 4.25%,
12/1/26, Callable 1/18/25 @ 100(b) 181,978
3,919,949
Retail REITs (0.4%):
536,000 Boston Properties LP, 6.75%, 12/1/27, Callable
11/1/27 @ 100 559,027
355,000 Brixmor Operating Partnership LP, 3.85%, 2/1/25,
Callable 1/23/25 @ 100 354,542
15,000 Kite Realty Group Trust, 4.75%, 9/15/30, Callable
6/15/30 @ 100 14,649
2,200,000 Tanger Properties LP, 3.13%, 9/1/26, Callable
6/1/26 @ 100 2,126,175
581,000 Tanger Properties LP, 2.75%, 9/1/31, Callable
6/1/31 @ 100 489,567
93,000 VICI Properties LP, 4.38%, 5/15/25 92,651
731,000 VICI Properties LP, 4.75%, 2/15/28, Callable
1/15/28 @ 100 723,018
1,082,000 VICI Properties LP, 4.95%, 2/15/30, Callable
12/15/29 @ 100 1,061,130
249,000 VICI Properties LP, 5.13%, 5/15/32, Callable
2/15/32 @ 100 242,633
5,663,392
Semiconductors & Semiconductor Equipment (0.4%):
65,000 Broadcom, Inc., 1.95%, 2/15/28, Callable 12/15/27
@ 100(b) 59,511
4,336,000 Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30
@ 100(b) 3,747,592
564,000 Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32
@ 100(b) 467,338
1,648,000 Broadcom, Inc., 3.50%, 2/15/41, Callable 8/15/40
@ 100(b) 1,285,639
200,000 Entegris, Inc., 4.38%, 4/15/28, Callable 1/18/25 @
101.09(b) 190,500
50,000 ON Semiconductor Corp., 3.88%, 9/1/28, Callable
2/7/25 @ 100.97(b) 46,625
185,000 Qorvo, Inc., 4.38%, 10/15/29, Callable 2/7/25 @
102.19 173,206
68,333 Wolfspeed, Inc., 9.88%, 6/23/30(b) 65,771
6,036,182
Software (0.1%):
255,000 AthenaHealth Group, Inc., 6.50%, 2/15/30, Callable
2/15/25 @ 103.25(b) 242,250
15,000 Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable
1/18/25 @ 102(b) 14,135
790,000 Cloud Software Group, Inc., 6.50%, 3/31/29,
Callable 9/30/25 @ 103.25(b) 774,200
60,000 Ellucian Holdings, Inc., 6.50%, 12/1/29, Callable
12/1/26 @ 103.25(b) 60,150
100,000 Fair Isaac Corp., 4.00%, 6/15/28, Callable 1/23/25
@ 100(b) 93,875
120,000 McAfee Corp., 7.38%, 2/15/30, Callable 2/15/25
@ 103.69(b) 116,400
Principal Amount Value
Corporate Bonds, continued
Software, continued
$ 135,000 Neptune Bidco US, Inc., 9.29%, 4/15/29, Callable
10/15/25 @ 104.65(b) $ 125,213
260,000 SS&C Technologies, Inc., 5.50%, 9/30/27, Callable
2/7/25 @ 101.38(b) 256,750
100,000 UKG, Inc., 6.88%, 2/1/31, Callable 2/1/27 @
103.44(b) 101,000
1,783,973
Specialized REITs (0.1%):
297,000 SBA Tower Trust, 2.84%, 1/15/25(b) 296,693
97,000 SBA Tower Trust, 1.88%, 1/15/26, Callable 2/7/25
@ 100(b) 93,660
74,000 SBA Tower Trust, 2.33%, 1/15/28, Callable 7/15/26
@ 100(b) 67,507
99,000 VICI Properties LP, 5.75%, 4/1/34, Callable 1/1/34
@ 100 99,675
557,535
Specialty Retail (0.3%):
80,000 Asbury Automotive Group, Inc., 4.63%, 11/15/29,
Callable 2/7/25 @ 102.31(b) 74,600
85,000 Asbury Automotive Group, Inc., 5.00%, 2/15/32,
Callable 11/15/26 @ 102.5(b) 77,350
65,000 At Home Group, Inc., 4.88%, 7/15/28, Callable
2/7/25 @ 101.63(b) 26,000
32,000 AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30
@ 100 31,019
49,000 AutoZone, Inc., 3.63%, 4/15/25, Callable 3/15/25
@ 100 48,835
1,229,000 AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30
@ 100 1,167,728
365,000 Bath & Body Works, Inc., 6.63%, 10/1/30, Callable
10/1/25 @ 103.31(b) 367,738
150,000 Carvana Co., 5.88%, 10/1/28, Callable 1/18/25 @
102.94(b) 135,750
430,000 Carvana Co., 4.88%, 9/1/29, Callable 9/1/25 @
101.22(b) 354,750
125,000 Carvana Co., 10.25%, 5/1/30, Callable 5/1/27 @
105.13(b) 130,000
65,000 Foot Locker, Inc., 4.00%, 10/1/29, Callable 2/7/25
@ 102(b) 55,981
125,000 Gap, Inc. (The), 3.88%, 10/1/31, Callable 10/1/26
@ 101.94(b) 107,656
110,000 Group 1 Automotive, Inc., 6.38%, 1/15/30, Callable
7/15/26 @ 103.19(b) 110,138
1,138,000 Lowe's Cos., Inc., 4.45%, 4/1/62, Callable 10/1/61
@ 100 879,817
110,000 Michaels Cos., Inc. (The), 5.25%, 5/1/28, Callable
1/18/25 @ 101.31(b) 83,050
140,000 Staples, Inc., 10.75%, 9/1/29, Callable 9/1/26 @
105.38(b) 137,200
165,000 Staples, Inc., 12.75%, 1/15/30, Callable 6/15/27
@ 106.38(b) 128,287
15,000 Upbound Group, Inc., 6.38%, 2/15/29, Callable
2/7/25 @ 103.19(b) 14,475
220,000 Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26
@ 101.81(b) 187,000
4,117,374

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Technology Hardware, Storage & Peripherals (0.1%):
$ 65,000 Capstone Borrower, Inc., 8.00%, 6/15/30, Callable
6/15/26 @ 104(b) $ 66,950
500,000 CommScope LLC, 4.75%, 9/1/29, Callable 2/7/25
@ 102.38(b) 445,625
60,000 CPI CG, Inc., 10.00%, 7/15/29, Callable 7/15/26
@ 105(b) 63,900
87,000 Dell International LLC/EMC Corp., 6.20%, 7/15/30,
Callable 4/15/30 @ 100 91,155
180,000 SanDisk Term, 0.00%, 12/12/31(b) 176,625
844,255
Textiles, Apparel & Luxury Goods (0.0%
†
):
130,000 Crocs, Inc., 4.13%, 8/15/31, Callable 8/15/26 @
102.06(b) 112,775
40,000 Kontoor Brands, Inc., 4.13%, 11/15/29, Callable
2/7/25 @ 102.06(b) 36,700
45,000 Levi Strauss & Co., 3.50%, 3/1/31, Callable 3/1/26
@ 101.75(b) 39,206
188,681
Tobacco (0.1%):
294,000 Altria Group, Inc., 4.25%, 8/9/42 234,251
191,000 Altria Group, Inc., 4.50%, 5/2/43 156,300
72,000 Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48
@ 100 70,553
175,000 BAT Capital Corp., 6.42%, 8/2/33, Callable 5/2/33
@ 100 184,176
144,000 Reynolds American, Inc., 4.45%, 6/12/25, Callable
3/12/25 @ 100 143,726
120,000 Reynolds American, Inc., 5.70%, 8/15/35, Callable
2/15/35 @ 100 119,381
45,000 Turning Point Brands, Inc., 5.63%, 2/15/26, Callable
1/18/25 @ 101.41(b) 44,662
953,049
Trading Companies & Distributors (0.2%):
2,465,000 Air Lease Corp., 3.38%, 7/1/25, Callable 6/1/25
@ 100 2,444,296
80,000 Beacon Roofing Supply, Inc., 6.50%, 8/1/30,
Callable 8/1/26 @ 103.25(b) 81,200
95,000 Fortress Transportation and Infrastructure Investors
LLC, 7.88%, 12/1/30, Callable 12/1/26 @ 103.94(b) 99,750
60,000 Fortress Transportation and Infrastructure Investors
LLC, 7.00%, 6/15/32, Callable 6/15/27 @ 103.5(b) 61,050
30,000 Foundation Building Materials, Inc., 6.00%, 3/1/29,
Callable 2/7/25 @ 103(b) 26,175
195,000 United Rentals North America, Inc., 6.13%,
3/15/34, Callable 3/15/29 @ 103.06(b) 193,538
2,906,009
Wireless Telecommunication Services (0.1%):
715,000 Sprint Capital Corp., 8.75%, 3/15/32 856,212
40,000 T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 1/18/25
@ 101.58 39,750
45,000 T-Mobile USA, Inc., 3.38%, 4/15/29, Callable
1/18/25 @ 101.69 41,974
430,000 T-Mobile USA, Inc., 3.88%, 4/15/30, Callable
1/15/30 @ 100 404,862
1,342,798
Total Corporate Bonds (Cost $231,689,264) 216,479,786
Principal Amount Value
Yankee Debt Obligations (4.0%):
Aerospace & Defense (0.0%
†
):
$ 400,000 Bombardier, Inc., 6.00%, 2/15/28, Callable 2/7/25
@ 103(b) $ 398,500
75,000 Garda World Security Corp., 8.25%, 8/1/32, Callable
8/1/27 @ 104.13(b) 76,406
474,906
Air Freight & Logistics (0.0%
†
):
80,000 Azorra Finance, Ltd., 7.75%, 4/15/30, Callable
10/15/26 @ 103.88(b) 79,100
300,000 Optics Bidco SpA, Series 2033, 6.38%, 11/15/33,
Callable 8/15/33 @ 100(b) 300,065
379,165
Banks (0.7%):
2,377,000 Barclays PLC, 5.09%, 6/20/30, Callable 6/20/29
@ 100 2,313,667
200,000 Commonwealth Bank of Australia, 3.61% (H15T5Y),
9/12/34, Callable 9/12/29 @ 100(b) 183,355
3,069,000 Intesa Sanpaolo SpA, 5.71%, 1/15/26(b) 3,069,414
3,863,000 Societe Generale SA, 1.49% (H15T1Y), 12/14/26,
Callable 12/14/25 @ 100(b) 3,727,691
149,000 UniCredit SpA, 5.86% (USISOA05), 6/19/32,
Callable 6/19/27 @ 100(b) 148,947
91,000 UniCredit SpA, 7.30% (USISOA05), 4/2/34, Callable
4/2/29 @ 100(b) 94,665
186,000 Westpac Banking Corp., 4.11% (H15T5Y), 7/24/34,
Callable 7/24/29 @ 100 174,833
9,712,572
Biotechnology (0.0%
†
):
60,000 Grifols SA, 4.75%, 10/15/28, Callable 2/7/25 @
102.38^(b) 55,725
Capital Markets (0.4%):
4,610,000 Deutsche Bank AG, 4.50%, 4/1/25 4,598,346
115,000 Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27,
Callable 3/1/26 @ 104.38(b) 117,300
774,000 UBS Group AG, 1.49% (H15T1Y), 8/10/27, Callable
8/10/26 @ 100(b) 734,124
314,000 UBS Group AG, 4.19% (SOFR), 4/1/31, Callable
4/1/30 @ 100(b) 295,561
5,745,331
Chemicals (0.1%):
150,000 Axalta Coating Systems Dutch Holding B B.V.,
7.25%, 2/15/31, Callable 11/15/26 @ 103.63(b) 155,063
320,000 NOVA Chemicals Corp., 5.25%, 6/1/27, Callable
3/3/27 @ 100(b) 310,800
60,000 NOVA Chemicals Corp., 9.00%, 2/15/30, Callable
8/15/26 @ 104.5(b) 63,150
320,000 Nufarm Australia, Ltd./Nufarm Americas, Inc.,
5.00%, 1/27/30, Callable 2/7/25 @ 102.5(b) 294,440
85,000 SNF Group SACA, 3.13%, 3/15/27, Callable 2/7/25
@ 101.56(b) 80,897
904,350
Commercial Services & Supplies (0.0%
†
):
33,000 Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable
2/7/25 @ 102.31(b) 31,103
150,000 Cimpress PLC, 7.38%, 9/15/32, Callable 9/15/27
@ 103.69(b) 149,250

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Commercial Services & Supplies, continued
$ 85,000 GFL Environmental, Inc., 6.75%, 1/15/31, Callable
1/15/27 @ 103.38(b) $ 87,337
267,690
Consumer Staples Distribution & Retail (0.3%):
1,380,000 JBS USA Holding Lux Sarl/JBS USA Food Co./JBS
Lux Co. Sarl, 2.50%, 1/15/27, Callable 12/15/26
@ 100 1,311,601
475,000 JBS USA Holding Lux Sarl/JBS USA Food Co./JBS
Lux Co. Sarl, 5.13%, 2/1/28, Callable 1/1/28 @ 100 466,433
180,000 JBS USA Holding Lux Sarl/JBS USA Food Co./JBS
Lux Co. Sarl, 5.50%, 1/15/30, Callable 1/18/25 @
102.75 180,168
1,375,000 JBS USA Holding Lux Sarl/JBS USA Food Co./JBS
Lux Co. Sarl, 3.00%, 5/15/32, Callable 2/15/32
@ 100 1,146,603
708,000 JBS USA Holding Lux Sarl/JBS USA Food Co./JBS
Lux Co. Sarl, 5.75%, 4/1/33, Callable 1/1/33 @ 100 705,182
3,809,987
Containers & Packaging (0.0%
†
):
15,000 Intelligent Packaging, Ltd. Finco, Inc./Intelligent
Packaging, Ltd. Co.-Issuer LLC, 6.00%, 9/15/28,
Callable 2/7/25 @ 100(b) 14,775
90,000 OI European Group BV, 4.75%, 2/15/30, Callable
2/7/25 @ 102.38(b) 80,100
200,000 Trivium Packaging Finance BV, 5.50%, 8/15/26,
Callable 2/7/25 @ 100(b) 197,703
292,578
Diversified Consumer Services (0.0%
†
):
165,000 Mclaren Finance PLC, 7.50%, 8/1/26, Callable
2/7/25 @ 101.88(b) 164,381
Diversified Telecommunication Services (0.1%):
520,000 Altice France SA, 5.13%, 7/15/29, Callable 2/7/25
@ 102.56(b) 390,000
335,000 Altice France SA, 5.50%, 10/15/29, Callable 2/7/25
@ 102.75(b) 247,900
200,000 IHS Holding, Ltd., 7.88%, 5/29/30, Callable
11/29/26 @ 103.94(b) 197,700
160,000 Intelsat Jackson Holdings SA, 6.50%, 3/15/30,
Callable 3/15/25 @ 102(b) 146,811
190,000 Liquid Telecommunications Financing plc, 5.50%,
9/4/26, Callable 2/7/25 @ 101.38(b) 148,200
80,000 Telecom Italia Capital SA, 6.38%, 11/15/33 79,643
55,000 Telecom Italia Capital SA, 6.00%, 9/30/34 53,034
500,000 Vmed O2 UK Financing I PLC, 4.25%, 1/31/31,
Callable 1/31/26 @ 102.13(b) 424,820
1,688,108
Electrical Equipment (0.0%
†
):
425,000 Sensata Technologies BV, 4.00%, 4/15/29, Callable
2/7/25 @ 102(b) 389,016
Energy Equipment & Services (0.0%
†
):
120,000 Valaris, Ltd., 8.38%, 4/30/30, Callable 4/30/26 @
104.19(b) 120,900
Financial Services (0.7%):
114,000 1375209 BC, Ltd., 9.00%, 1/30/28, Callable
1/18/25 @ 100^(b) 113,715
Principal Amount Value
Yankee Debt Obligations, continued
Financial Services, continued
$ 151,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100 $ 152,054
163,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100 162,731
503,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 2.45%, 10/29/26, Callable 9/29/26 @ 100 481,145
3,068,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 6.45%, 4/15/27, Callable 3/15/27 @ 100 3,153,177
527,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 3.00%, 10/29/28, Callable 8/29/28 @ 100 487,779
564,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 3.30%, 1/30/32, Callable 10/30/31 @ 100 490,485
285,000 Altice Financing SA, 5.00%, 1/15/28, Callable
2/7/25 @ 100(b) 221,588
2,000,000 Avolon Holdings Funding, Ltd., 2.88%, 2/15/25,
Callable 2/7/25 @ 100(b) 1,993,626
767,000 Avolon Holdings Funding, Ltd., 6.38%, 5/4/28,
Callable 4/4/28 @ 100(b) 791,088
200,000 Belron UK Finance PLC, 5.75%, 10/15/29, Callable
10/15/26 @ 102.88(b) 198,500
150,000 GGAM Finance, Ltd., 7.75%, 5/15/26, Callable
11/15/25 @ 100(b) 152,324
170,000 GGAM Finance, Ltd., 8.00%, 2/15/27, Callable
8/15/26 @ 100(b) 175,270
80,000 GGAM Finance, Ltd., 6.88%, 4/15/29, Callable
4/15/26 @ 103.44(b) 80,900
280,000 HTA Group, Ltd., 7.50%, 6/4/29, Callable 6/4/26
@ 103.75(b) 284,900
390,000 Imperial Brands Finance PLC, 6.13%, 7/27/27,
Callable 6/27/27 @ 100(b) 400,038
40,000 Macquarie Airfinance Holdings, Ltd., 6.40%,
3/26/29, Callable 2/26/29 @ 100(b) 41,067
110,000 Macquarie Airfinance Holdings, Ltd., 8.13%,
3/30/29, Callable 9/30/25 @ 104.06(b) 116,063
20,000 NCL Finance, Ltd., 6.13%, 3/15/28, Callable
12/15/27 @ 100(b) 20,025
200,000 Sable International Finance, Ltd., 7.13%, 10/15/32,
Callable 10/15/27 @ 103.56(b) 195,500
55,000 Sigma Holdco BV, 7.88%, 5/15/26, Callable 1/18/25
@ 100(b) 54,450
9,766,425
Health Care Providers & Services (0.0%
†
):
30,000 Jazz Securities DAC, 4.38%, 1/15/29, Callable
1/23/25 @ 102.19(b) 28,200
Hotels, Restaurants & Leisure (0.2%):
155,000 1011778 BC ULC/New Red Finance, Inc., 6.13%,
6/15/29, Callable 6/15/26 @ 103.06(b) 155,387
335,000 1011778 BC ULC/New Red Finance, Inc., 4.00%,
10/15/30, Callable 10/15/25 @ 102(b) 298,988
40,000 Melco Resorts Finance, Ltd., 5.38%, 12/4/29,
Callable 2/7/25 @ 102.69(b) 36,600
570,000 NCL Corp., Ltd., 5.88%, 3/15/26, Callable 12/15/25
@ 100(b) 567,863
110,000 NCL Corp., Ltd., 5.88%, 2/15/27, Callable 1/18/25
@ 102.94(b) 109,450
65,000 Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.,
8.00%, 8/1/30, Callable 8/1/25 @ 104(b) 66,625

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Hotels, Restaurants & Leisure, continued
$ 115,000 Royal Caribbean Cruises, Ltd., 5.63%, 9/30/31,
Callable 9/30/27 @ 102.81(b) $ 113,131
390,000 Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33,
Callable 8/1/27 @ 103(b) 389,025
115,000 Studio City Co., Ltd., 7.00%, 2/15/27, Callable
2/7/25 @ 103.5(b) 115,431
150,000 Viking Cruises, Ltd., 9.13%, 7/15/31, Callable
7/15/26 @ 104.56(b) 160,875
2,013,375
Independent Power and Renewable Electricity Producers
(0.0%
†
):
190,000 California Buyer, Ltd./Atlantica Sustainable
Infrastructure plc, 6.38%, 2/15/32, Callable
11/15/27 @ 103.19(b) 189,050
Insurance (0.0%
†
):
35,000 Jones Deslauriers Insurance Management, Inc.,
10.50%, 12/15/30, Callable 12/15/25 @ 105.25(b) 37,713
200,000 Swiss Re Finance Luxembourg SA, 5.00%
(H15T5Y), 4/2/49, Callable 4/2/29 @ 100(b) 198,500
236,213
Media (0.0%
†
):
280,000 Virgin Media Vendor Financing Notes IV DAC,
5.00%, 7/15/28, Callable 2/7/25 @ 101.25(b) 263,689
335,000 Ziggo Bond Co. BV, 5.13%, 2/28/30, Callable
2/15/25 @ 102.56(b) 301,017
564,706
Metals & Mining (0.1%):
45,000 Alcoa Nederland Holding BV, 4.13%, 3/31/29,
Callable 1/22/25 @ 102.06(b) 41,910
45,000 Alcoa Nederland Holding BV, 7.13%, 3/15/31,
Callable 3/15/27 @ 103.56(b) 46,320
445,000 ERO Copper Corp., 6.50%, 2/15/30, Callable
2/15/25 @ 103.25^(b) 430,538
35,000 First Quantum Minerals, Ltd., 6.88%, 10/15/27,
Callable 1/18/25 @ 101.72(b) 34,825
5,000 FMG Resources August 2006 Pty, Ltd., 4.50%,
9/15/27, Callable 6/15/27 @ 100(b) 4,854
70,000 Mineral Resources, Ltd., 8.00%, 11/1/27, Callable
2/7/25 @ 104(b) 71,313
110,000 Mineral Resources, Ltd., 9.25%, 10/1/28, Callable
10/1/25 @ 104.63(b) 114,950
744,710
Oil, Gas & Consumable Fuels (1.0%):
100,000 Baytex Energy Corp., 7.38%, 3/15/32, Callable
3/15/27 @ 103.69(b) 97,250
405,000 Canacol Energy, Ltd., 5.75%, 11/24/28, Callable
2/7/25 @ 102.88(b) 227,306
185,000 Consolidated Energy Finance SA, 12.00%, 2/15/31,
Callable 2/15/27 @ 106(b) 178,525
440,000 eG Global Finance PLC, 12.00%, 11/30/28, Callable
5/30/26 @ 106(b) 491,311
200,000 Golar LNG, Ltd., 7.75%, 9/19/29, Callable 9/19/27
@ 103.1(b) 198,500
185,000 Parkland Corp., 6.63%, 8/15/32, Callable 8/15/27
@ 103.31(b) 183,381
2,500,000 Petroleos Mexicanos, 4.50%, 1/23/26 2,406,250
Principal Amount Value
Yankee Debt Obligations, continued
Oil, Gas & Consumable Fuels, continued
$ 151,000 Petroleos Mexicanos, 6.84%, 1/23/30, Callable
10/23/29 @ 100 $ 137,674
4,920,000 Petroleos Mexicanos, 5.95%, 1/28/31, Callable
10/28/30 @ 100 4,151,250
625,000 Petroleos Mexicanos, 6.70%, 2/16/32, Callable
11/16/31 @ 100 543,750
2,228,000 Petroleos Mexicanos, 6.75%, 9/21/47 1,526,180
5,000,000 Petroleos Mexicanos, 6.35%, 2/12/48 3,268,750
336,000 Petroleos Mexicanos, 6.95%, 1/28/60, Callable
7/28/59 @ 100 229,740
205,000 Seadrill Finance, Ltd., 8.38%, 8/1/30, Callable
8/1/26 @ 104.19(b) 208,075
45,000 Teine Energy, Ltd., 6.88%, 4/15/29, Callable 2/7/25
@ 103.44(b) 43,481
189,000 Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable
2/7/25 @ 100(b) 188,528
102,000 Transocean, Inc., 8.75%, 2/15/30, Callable 2/15/26
@ 104.38(b) 105,060
245,000 Tullow Oil PLC, 10.25%, 5/15/26, Callable 2/7/25
@ 102.56(b) 211,006
14,396,017
Passenger Airlines (0.0%
†
):
150,000 VistaJet Malta Finance plc/Vista Management
Holding, Inc., 7.88%, 5/1/27, Callable 2/7/25 @
103.94(b) 145,091
135,000 VistaJet Malta Finance plc/Vista Management
Holding, Inc., 6.38%, 2/1/30, Callable 2/7/25 @
103.19^(b) 117,296
262,387
Pharmaceuticals (0.0%
†
):
290,000 Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable
2/7/25 @ 100(b) 282,750
217,000 Bausch Health Cos., Inc., 11.00%, 9/30/28(b) 206,150
488,900
Software (0.0%
†
):
135,000 Elastic NV, 4.13%, 7/15/29, Callable 2/7/25 @
102.06(b) 124,746
60,000 Open Text Corp., 3.88%, 2/15/28, Callable 2/7/25
@ 100.97(b) 56,175
175,000 Open Text Corp., 3.88%, 12/1/29, Callable 2/7/25
@ 101.94(b) 158,375
339,296
Sovereign Bond (0.3%):
3,150,000 Dominican Republic International Bond, 6.00%,
7/19/28(b) 3,122,437
200,000 Saudi Government International Bond, 3.25%,
10/22/30(b) 179,736
200,000 Saudi Government International Bond, 4.50%,
4/22/60(b) 152,963
3,455,136
Technology Hardware, Storage & Peripherals (0.0%
†
):
75,000 Seagate HDD Cayman, 8.25%, 12/15/29, Callable
7/15/26 @ 104.13 79,875
Transportation Infrastructure (0.0%
†
):
225,000 Seaspan Corp., 5.50%, 8/1/29, Callable 2/7/25 @
102.75(b) 212,063

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Wireless Telecommunication Services (0.1%):
$ 315,000 LCPR Senior Secured Financing DAC, 5.13%,
7/15/29, Callable 2/7/25 @ 102.56^(b) $ 250,819
450,000 Millicom International Cellular SA, 6.25%, 3/25/29,
Callable 1/18/25 @ 103.13(b) 442,687
220,000 Millicom International Cellular SA, 4.50%, 4/27/31,
Callable 4/27/26 @ 102.25(b) 192,500
886,006
Total Yankee Debt Obligations (Cost $61,787,332) 57,667,068
U.S. Government Agency Mortgages (10.8%):
Federal Home Loan Mortgage Corporation (3.8%):
18,329 2.50%, 6/1/31, Pool #J34501 17,109
13,558 2.50%, 6/1/31, Pool #G18604 12,655
23,548 2.50%, 7/1/31, Pool #V61246 22,120
39,350 2.50%, 8/1/31, Pool #V61273 37,052
108,090 3.50%, 3/1/32, Pool #C91403 103,844
338,261 3.50%, 7/1/32, Pool #C91467 324,961
– 2.50%, 12/1/32, Pool #G18669 —
20,286 2.50%, 3/1/33, Pool #G18680 18,894
78,345 3.00%, 4/1/33, Pool #G18684 73,572
25,142 3.00%, 5/1/33, Pool #G16550 23,729
– 2.50%, 7/1/33, Pool #G16661 —
18,694 3.00%, 4/1/34, Pool #G16829 17,932
100,771 3.50%, 10/1/34, Pool #C91793 93,048
334,543 3.00%, 5/1/35, Pool #SB0836 315,017
2,436,224 2.00%, 6/1/35, Pool #QN2416 2,172,178
383,672 1.50%, 8/1/35, Pool #SB8066 331,640
462,977 1.50%, 11/1/35, Pool #SB8073 400,172
33,834 1.50%, 11/1/35, Pool #QN4142 29,245
14,097 1.50%, 12/1/35, Pool #SB8078 12,185
446,422 1.50%, 1/1/36, Pool #SB8083 385,846
800,779 1.50%, 2/1/36, Pool #RC1756 690,572
25,268 1.50%, 2/1/36, Pool #SB8088 21,759
16,055 1.50%, 3/1/36, Pool #SB8092 13,825
27,600 1.50%, 4/1/36, Pool #SB8097 23,767
982,103 2.00%, 6/1/36, Pool #SB8107 871,045
28,703 1.50%, 6/1/36, Pool #SB8106 24,717
24,807 1.50%, 7/1/36, Pool #SB8110 21,362
2,596,188 2.50%, 7/1/36, Pool #SB0535 2,379,698
17,533 1.50%, 8/1/36, Pool #SB8114 15,098
368,778 1.50%, 12/1/36, Pool #SB8131 316,226
753,045 2.50%, 3/1/37, Pool #RC2527 686,694
298,648 4.00%, 5/1/37, Pool #C91938 284,638
21,526 2.50%, 6/1/40, Pool #QK0306 18,424
130,922 4.00%, 11/1/40, Pool #A95150 122,849
28,714 1.50%, 12/1/40, Pool #RB5089 22,644
47,851 1.50%, 2/1/41, Pool #RB5099 38,561
48,584 1.50%, 3/1/41, Pool #RB5104 39,151
414,701 2.00%, 3/1/41, Pool #SC0136 342,387
17,707 2.00%, 4/1/41, Pool #RB5108 14,839
48,193 1.50%, 4/1/41, Pool #RB5107 38,835
631,434 2.00%, 7/1/41, Pool #SC0162 521,216
18,306 2.00%, 7/1/41, Pool #RB5118 15,342
19,092 2.00%, 10/1/41, Pool #RB5131 16,000
78,393 2.50%, 10/1/41, Pool #RB5132 67,389
297,428 2.00%, 11/1/41, Pool #RB5135 249,261
143,355 2.00%, 11/1/41, Pool #QK1180 120,135
150,019 2.50%, 1/1/42, Pool #RB5142 128,931
73,028 3.50%, 7/1/42, Pool #ZA1231 67,070
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 160,163 3.50%, 7/1/42, Pool #ZA1228 $ 145,972
208,617 3.50%, 9/1/42, Pool #ZL3774 189,008
191,499 4.50%, 10/1/42, Pool #RB5189 184,563
64,461 3.50%, 11/1/42, Pool #ZL4397 58,748
124,548 4.50%, 12/1/42, Pool #RB5198 120,034
379,494 3.50%, 1/1/44, Pool #G07922 343,498
192,305 3.50%, 1/1/44, Pool #G60271 177,004
47,200 4.00%, 2/1/45, Pool #G07949 44,875
45,616 3.50%, 11/1/45, Pool #Q37467 41,577
11,631 4.00%, 4/1/46, Pool #V82292 11,037
5,624 4.00%, 4/1/46, Pool #Q39975 5,307
90,609 3.50%, 9/1/46, Pool #Q43257 81,733
144,928 3.00%, 12/1/46, Pool #G60989 124,862
4,361 4.50%, 12/1/46, Pool #Q45028 4,217
4,504 4.50%, 1/1/47, Pool #Q45635 4,355
8,276 4.50%, 2/1/47, Pool #Q46222 8,004
411,417 2.50%, 4/1/47, Pool #SD0978 336,638
6,716 4.50%, 5/1/47, Pool #Q47942 6,494
15,617 4.50%, 5/1/47, Pool #Q47935 15,103
21,868 4.50%, 5/1/47, Pool #Q48095 21,147
30,013 4.50%, 6/1/47, Pool #Q48759 29,024
178,740 4.00%, 6/1/47, Pool #Q48877 163,773
13,156 4.50%, 7/1/47, Pool #Q49393 12,723
70,519 4.50%, 12/1/47, Pool #Q53017 66,872
22,530 4.00%, 2/1/48, Pool #G61343 21,257
11,096 4.00%, 2/1/48, Pool #Q54499 10,343
12,650 4.50%, 4/1/48, Pool #Q55500 12,007
39,476 4.50%, 4/1/48, Pool #Q55660 37,469
12,870 4.50%, 4/1/48, Pool #Q55724 12,214
25,621 4.50%, 5/1/48, Pool #Q55839 24,318
81,255 4.00%, 5/1/48, Pool #Q55992 75,746
117,611 4.00%, 6/1/48, Pool #G67713 107,740
38,042 4.00%, 7/1/48, Pool #Q59935 36,144
20,050 4.50%, 10/1/48, Pool #G67716 19,199
122,452 3.00%, 6/1/49, Pool #ZT2090 105,027
557,744 4.50%, 7/1/49, Pool #RA1171 535,163
125,286 3.00%, 4/1/50, Pool #QA9049 107,795
293,347 2.00%, 6/1/50, Pool #RA2677 232,553
271,711 2.50%, 8/1/50, Pool #SD0430 224,734
369,619 2.50%, 11/1/50, Pool #SD7530 306,633
26,605 3.00%, 11/1/50, Pool #SD8108 22,781
223,651 3.00%, 12/1/50, Pool #SD8115 192,584
313,404 2.50%, 2/1/51, Pool #RA4575 258,139
1,867,530 2.50%, 2/1/51, Pool #SD7535 1,549,872
301,391 2.50%, 3/1/51, Pool #RA4749 248,255
4,415,254 1.50%, 4/1/51, Pool #SD8139 3,263,436
1,136,501 2.00%, 5/1/51, Pool #SD7541 900,893
1,834,092 2.50%, 5/1/51, Pool #SD7540 1,518,161
67,045 3.00%, 5/1/51, Pool #RA5267 57,346
39,931 2.00%, 5/1/51, Pool #QC1514 31,654
23,729 2.00%, 7/1/51, Pool #QC4163 18,811
302,438 2.50%, 7/1/51, Pool #RA5574 249,353
74,365 3.00%, 9/1/51, Pool #RA5901 63,607
396,119 3.00%, 9/1/51, Pool #QC7496 338,801
386,325 3.00%, 10/1/51, Pool #QC9077 330,452
589,179 2.00%, 10/1/51, Pool #RA6076 464,705
359,694 2.00%, 11/1/51, Pool #RA6302 283,563
1,056,772 2.00%, 11/1/51, Pool #RA6241 833,512
85,819 3.00%, 11/1/51, Pool #RA6347 73,407

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 385,480 3.00%, 11/1/51, Pool #QD1240 $ 329,691
386,180 3.00%, 12/1/51, Pool #QD3200 332,852
130,922 2.50%, 12/1/51, Pool #SD8183 107,290
554,311 2.50%, 12/1/51, Pool #RA6434 456,207
24,998 3.00%, 12/1/51, Pool #QD3120 21,226
1,832,825 2.50%, 12/1/51, Pool #RA6435 1,511,167
415,671 2.00%, 12/1/51, Pool #RA6510 329,505
237,917 3.00%, 1/1/52, Pool #QD5561 202,344
339,241 3.00%, 1/1/52, Pool #RA6604 292,420
901,511 2.00%, 2/1/52, Pool #RA6824 712,565
901,971 2.00%, 2/1/52, Pool #SD8193 702,241
94,499 3.50%, 2/1/52, Pool #RA6700 84,527
922,109 2.00%, 2/1/52, Pool #RA6823 727,679
3,983,343 2.00%, 3/1/52, Pool #SD4071 3,099,832
108,297 2.00%, 3/1/52, Pool #SD8199 84,320
217,477 3.00%, 3/1/52, Pool #SD2219 186,216
1,067,377 3.50%, 3/1/52, Pool #RA6987 950,644
582,754 3.50%, 3/1/52, Pool #RA6949 518,825
168,813 3.50%, 4/1/52, Pool #SD0927 151,768
281,626 3.00%, 5/1/52, Pool #RA7375 240,821
49,996 2.00%, 6/1/52, Pool #SD1556 39,042
24,531 5.00%, 7/1/52, Pool #RA7617 23,741
399,999 3.00%, 8/1/52, Pool #SD6395 339,641
159,451 5.00%, 9/1/52, Pool #SD1572 155,624
658,050 4.00%, 10/1/52, Pool #SD1772 609,180
266,192 5.00%, 11/1/52, Pool #SD1862 259,501
598,409 5.00%, 12/1/52, Pool #SD1924 583,850
1,788,156 5.50%, 5/1/53, Pool #RA9058 1,784,253
910,943 5.50%, 6/1/53, Pool #RA9161 907,558
221,519 6.00%, 6/1/53, Pool #RA9276 225,445
187,782 6.00%, 6/1/53, Pool #RA9277 190,844
187,382 6.00%, 6/1/53, Pool #RA9278 190,140
746,268 5.50%, 3/1/54, Pool #RJ1067 738,063
586,454 6.00%, 4/1/54, Pool #SD7569 596,493
1,066,898 6.50%, 6/1/54, Pool #SD5521 1,097,038
603,434 5.00%, 6/1/54, Pool #SD8437 582,296
6,174,385 6.00%, 7/1/54, Pool #SD8447 6,206,022
392,434 6.00%, 9/1/54, Pool #SD6419 398,755
97,577 6.00%, 9/1/54, Pool #SD7574 98,968
1,235,429 6.50%, 9/1/54, Pool #SD6620 1,287,845
999,091 5.50%, 11/1/54, Pool #QJ8957 986,086
402,354 6.00%, 11/1/54, Pool #RJ2748 407,305
55,077,706
Government National Mortgage Association (3.0%):
13,723 4.00%, 10/20/40, Pool #4833 12,965
41,557 4.00%, 1/20/41, Pool #4922 39,259
44,561 4.00%, 8/15/41, Pool #430354 42,310
478,418 4.00%, 1/20/42, Pool #5280 452,170
66,041 4.00%, 11/20/42, Pool #MA0535 62,500
156,549 3.00%, 12/20/42, Pool #AA5872 136,410
104,911 3.00%, 3/20/43, Pool #AA6146 92,809
19,434 3.50%, 3/20/43, Pool #AD8884 17,609
44,372 3.00%, 3/20/43, Pool #AD8812 39,087
7,795 3.50%, 4/20/43, Pool #AB9891 7,063
20,393 3.50%, 4/20/43, Pool #AD9075 18,478
41,462 4.00%, 5/20/46, Pool #MA3664 38,686
208,135 3.00%, 12/20/46, Pool #MA4126 182,954
35,113 4.00%, 1/15/47, Pool #AX5831 32,764
40,138 4.00%, 1/15/47, Pool #AX5857 37,798
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 294,753 3.00%, 1/20/47, Pool #MA4195 $ 259,092
122,220 4.00%, 3/20/47, Pool #MA4322 114,054
69,639 4.00%, 4/20/47, Pool #784304 64,549
20,791 4.00%, 4/20/47, Pool #MA4383 19,402
67,644 4.00%, 4/20/47, Pool #784303 62,702
14,659 3.50%, 2/20/48, Pool #MA5019 13,169
11,692 4.00%, 4/20/48, Pool #BG7744 10,989
10,704 4.00%, 4/20/48, Pool #BG3507 10,062
2,665 3.50%, 12/20/49, Pool #BR8984 2,395
5,908 3.50%, 12/20/49, Pool #BR8985 5,301
2,588 3.50%, 12/20/49, Pool #BR8987 2,338
6,735,736 2.00%, 10/20/50, Pool #MA6930 5,389,493
6,878,417 2.00%, 11/20/50, Pool #MA6994 5,508,618
842,188 2.00%, 12/20/50, Pool #MA7051 674,128
1,035,240 2.00%, 1/20/51, Pool #MA7135 827,703
1,558,180 2.00%, 2/20/51, Pool #MA7192 1,247,538
947,328 2.50%, 7/20/51, Pool #MA7472 791,362
179,842 2.50%, 8/20/51, Pool #785575 148,783
158,252 2.50%, 9/20/51, Pool #785616 130,919
780,545 2.50%, 9/20/51, Pool #MA7589 651,693
58,400 2.50%, 12/20/51, Pool #MA7767 48,758
213,423 2.50%, 12/20/51, Pool #785792 176,738
958,311 2.50%, 1/20/52, Pool #MA7827 800,087
5,285,264 3.00%, 3/20/52, Pool #MA7937 4,581,355
913,117 2.50%, 5/20/52, Pool #MA8042 762,348
5,670,243 2.50%, 6/20/52, Pool #MA8097 4,733,946
1,442,322 3.00%, 6/20/52, Pool #MA8098 1,249,992
944,465 3.50%, 7/20/52, Pool #MA8149 843,484
2,194,620 3.50%, 9/20/52, Pool #MA8266 1,963,338
1,161,655 4.00%, 10/20/52, Pool #MA8346 1,071,383
1,615,499 3.50%, 10/20/52, Pool #MA8345 1,442,768
2,984,972 4.50%, 4/20/53, Pool #MA8799 2,823,969
769,927 5.00%, 9/20/53, Pool #MA9170 747,945
272,578 6.50%, 11/20/53, Pool #MA9307 279,247
1,450,000 5.00%, 1/20/54, TBA 1,406,273
450,311 3.50%, 5/20/54, Pool #MA9664 402,774
125,000 5.00%, 11/20/54, Pool #MB0025 121,302
1,900,000 5.50%, 1/20/55, TBA 1,881,668
42,484,527
Federal National Mortgage Association (4.0%):
20,444 2.50%, 5/1/31, Pool #BC0919 19,199
27,786 2.50%, 8/1/31, Pool #BC2778 26,093
20,484 2.50%, 10/1/31, Pool #AS8010 19,162
140,596 2.50%, 1/1/32, Pool #BE3032 132,903
24,013 2.50%, 9/1/32, Pool #MA3124 22,419
12,180 3.00%, 3/1/33, Pool #BM4614 11,543
471,282 2.00%, 10/1/35, Pool #BK5705 420,191
13,892 1.50%, 11/1/35, Pool #MA4178 12,008
13,566 1.50%, 11/1/35, Pool #FM4368 11,722
14,091 1.50%, 12/1/35, Pool #FM4701 12,175
23,656 1.50%, 12/1/35, Pool #MA4205 20,446
442,290 1.50%, 1/1/36, Pool #MA4228 382,275
154,938 1.50%, 2/1/36, Pool #FM6507 133,419
21,596 1.50%, 2/1/36, Pool #MA4260 18,597
19,393 1.50%, 2/1/36, Pool #FM5367 16,697
15,835 1.50%, 3/1/36, Pool #FM6804 13,636
25,918 1.50%, 3/1/36, Pool #BR4700 22,317
26,668 1.50%, 3/1/36, Pool #MA4278 22,964
198,823 1.50%, 4/1/36, Pool #MA4302 171,202

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 26,889 1.50%, 4/1/36, Pool #FM6100 $ 23,149
223,216 6.00%, 5/1/36, Pool #745512 229,074
16,366 1.50%, 5/1/36, Pool #MA4328 14,093
28,471 1.50%, 5/1/36, Pool #BR1069 24,518
28,297 1.50%, 6/1/36, Pool #MA4359 24,365
29,771 1.50%, 6/1/36, Pool #BR2059 25,638
283,467 2.00%, 6/1/36, Pool #BP3507 250,371
1,050,286 2.00%, 7/1/36, Pool #MA4383 927,660
20,108 1.50%, 7/1/36, Pool #MA4382 17,315
29,526 1.50%, 8/1/36, Pool #MA4402 25,319
43,331 2.50%, 9/1/36, Pool #MA4419 39,427
30,548 1.50%, 9/1/36, Pool #MA4417 26,304
1,754,275 2.50%, 11/1/36, Pool #CB2246 1,598,885
96,817 2.00%, 12/1/36, Pool #BU1384 85,610
– 2.50%, 12/1/36, Pool #MA4498 —
406,447 4.50%, 5/1/39, Pool #FM1194 387,498
1,400,000 2.00%, 1/25/40, TBA 1,234,625
34,554 2.50%, 3/1/40, Pool #FM2646 30,009
25,558 2.50%, 5/1/40, Pool #MA4016 22,203
145,013 2.00%, 10/1/40, Pool #FM4644 120,010
44,149 1.50%, 11/1/40, Pool #MA4175 34,817
137,197 2.50%, 11/1/40, Pool #FM9485 117,388
772,840 2.00%, 11/1/40, Pool #MA4176 644,336
9,269 3.50%, 12/1/40, Pool #AH1556 8,418
15,743 2.00%, 12/1/40, Pool #MA4204 13,125
53,933 2.00%, 12/1/40, Pool #FM5042 44,809
44,226 1.50%, 12/1/40, Pool #MA4202 34,878
46,439 1.50%, 1/1/41, Pool #MA4231 36,622
110,440 2.50%, 2/1/41, Pool #MA4269 94,942
16,794 2.00%, 2/1/41, Pool #MA4268 14,075
47,567 1.50%, 2/1/41, Pool #MA4266 38,332
48,481 1.50%, 3/1/41, Pool #MA4286 39,067
17,151 2.00%, 3/1/41, Pool #MA4287 14,374
177,466 2.00%, 4/1/41, Pool #CB0116 146,514
103,077 2.50%, 4/1/41, Pool #MA4312 88,608
43,212 2.50%, 5/1/41, Pool #CB0469 37,066
18,430 2.00%, 6/1/41, Pool #MA4364 15,445
129,305 2.00%, 6/1/41, Pool #FM7891 106,752
71,029 2.50%, 7/1/41, Pool #CB2014 61,057
119,340 2.00%, 7/1/41, Pool #FM8066 100,014
172,762 2.00%, 7/1/41, Pool #CB1069 142,602
263,359 2.00%, 7/1/41, Pool #CB1071 217,356
152,916 2.50%, 7/1/41, Pool #CB1076 131,171
254,914 2.50%, 8/1/41, Pool #CB1342 218,659
224,617 2.00%, 8/1/41, Pool #FM8393 188,241
162,108 2.00%, 8/1/41, Pool #FM8334 135,853
18,807 2.00%, 8/1/41, Pool #FM8410 15,760
125,822 2.50%, 9/1/41, Pool #FM8850 106,160
119,270 2.00%, 9/1/41, Pool #FM8862 99,943
18,855 2.00%, 10/1/41, Pool #MA4446 15,802
70,459 2.00%, 10/1/41, Pool #BQ6615 59,048
250,319 2.00%, 10/1/41, Pool #FM9396 209,747
146,620 2.50%, 10/1/41, Pool #CB1842 125,763
70,939 2.00%, 11/1/41, Pool #BU6530 59,452
276,950 2.00%, 11/1/41, Pool #FS0106 228,498
99,196 2.50%, 11/1/41, Pool #MA4475 85,273
222,455 2.00%, 11/1/41, Pool #CB2110 189,383
320,680 2.00%, 11/1/41, Pool #BQ6743 268,730
154,737 2.50%, 11/1/41, Pool #FM9558 133,010
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 187,435 2.00%, 12/1/41, Pool #BU7091 $ 157,076
4,066,677 2.00%, 5/1/42, Pool #FS4603 3,390,226
354,871 4.50%, 9/1/42, Pool #MA4766 342,017
25,850 4.00%, 10/1/43, Pool #BM1167 24,441
205,334 4.50%, 3/1/44, Pool #AV0957 197,426
126,481 4.50%, 7/1/44, Pool #AS3062 121,987
102,439 4.50%, 12/1/44, Pool #AS4176 98,588
60,817 4.00%, 5/1/45, Pool #AZ1207 56,322
107,567 4.00%, 6/1/45, Pool #AY8096 99,617
34,952 4.00%, 6/1/45, Pool #AY8126 32,692
19,180 4.00%, 12/1/45, Pool #AS6352 17,941
6,694 4.50%, 1/1/46, Pool #AY3890 6,399
47,452 4.00%, 2/1/46, Pool #BC1578 44,119
49,128 4.50%, 3/1/46, Pool #BM4548 47,560
2,199 4.50%, 3/1/46, Pool #BC0287 2,130
181,928 4.00%, 4/1/46, Pool #AL8468 175,426
17,288 4.00%, 4/1/46, Pool #AS7024 16,226
69,251 3.00%, 5/1/46, Pool #BC0887 60,625
14,647 4.50%, 6/1/46, Pool #BD1238 14,029
138,221 4.00%, 6/1/46, Pool #AL9282 128,520
69,877 4.00%, 7/1/46, Pool #BC1443 65,480
82,207 4.00%, 9/1/46, Pool #BC2843 77,032
24,753 4.00%, 9/1/46, Pool #BD1489 23,017
37,463 4.50%, 10/1/46, Pool #BE1671 35,862
169,018 3.00%, 10/1/46, Pool #AL9371 147,927
12,058 4.00%, 10/1/46, Pool #BD7599 11,212
76,706 4.00%, 10/1/46, Pool #BC4754 71,876
47,404 4.50%, 11/1/46, Pool #BE2386 45,920
210,657 3.00%, 11/1/46, Pool #AL9547 184,420
217,887 3.00%, 11/1/46, Pool #BC9026 190,747
95,527 4.50%, 12/1/46, Pool #BE4488 92,536
201,554 3.50%, 12/1/46, Pool #BC9077 181,164
4,432 4.50%, 12/1/46, Pool #BC9079 4,294
609,932 3.50%, 12/1/46, Pool #BM5096 554,762
17,265 4.50%, 1/1/47, Pool #BE7087 16,675
27,099 4.50%, 1/1/47, Pool #BE6506 25,921
282,045 4.00%, 2/1/47, Pool #AL9779 262,565
45,127 4.50%, 2/1/47, Pool #BE8498 43,667
45,203 2.50%, 3/1/47, Pool #FS0976 36,856
77,432 3.00%, 3/1/47, Pool #BM3114 67,768
36,361 4.00%, 5/1/47, Pool #BM1277 33,770
12,174 4.50%, 6/1/47, Pool #BH0561 11,646
5,461 4.50%, 6/1/47, Pool #BE9387 5,274
40,430 4.50%, 6/1/47, Pool #BE3663 39,047
4,908 4.00%, 6/1/47, Pool #BH4269 4,559
33,551 4.50%, 7/1/47, Pool #BE3749 32,403
20,420 4.00%, 7/1/47, Pool #AS9968 18,966
38,777 4.00%, 4/1/48, Pool #BM3700 36,015
10,976 4.50%, 4/1/48, Pool #BJ5454 10,613
5,829 4.50%, 5/1/48, Pool #BJ5507 5,636
201,213 4.50%, 10/1/48, Pool #CA2432 193,454
232,761 4.50%, 12/1/48, Pool #CA2797 223,522
133,872 4.50%, 9/1/49, Pool #FM1534 128,439
195,519 4.00%, 11/1/49, Pool #CA4628 181,517
105,390 3.00%, 1/1/50, Pool #CA5019 90,631
549,854 3.50%, 1/1/50, Pool #FS3728 503,839
143,881 3.00%, 1/1/50, Pool #MA3905 124,099
412,157 4.00%, 3/1/50, Pool #FM3663 381,516
109,221 3.00%, 4/1/50, Pool #MA3991 94,050

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 74,186 2.00%, 7/1/50, Pool #FM3897 $ 58,814
108,932 2.00%, 7/1/50, Pool #CA6275 86,037
481,300 3.00%, 8/1/50, Pool #FM6118 414,225
42,224 3.00%, 9/1/50, Pool #FM4317 36,319
111,929 3.00%, 9/1/50, Pool #CA6998 96,335
130,578 2.50%, 10/1/50, Pool #CA7229 108,587
110,243 2.00%, 10/1/50, Pool #CA7323 88,124
76,105 2.00%, 11/1/50, Pool #CA7616 60,177
40,689 3.00%, 11/1/50, Pool #MA4184 35,038
374,309 3.00%, 12/1/50, Pool #MA4211 322,328
122,983 3.00%, 12/1/50, Pool #FM7827 105,983
205,905 3.00%, 1/1/51, Pool #MA4239 177,315
184,832 2.50%, 1/1/51, Pool #FM5651 152,615
1,874,075 2.00%, 3/1/51, Pool #MA4281 1,467,036
1,828,247 2.00%, 4/1/51, Pool #MA4305 1,431,706
896,656 2.50%, 4/1/51, Pool #FM6540 748,685
196,351 2.00%, 4/1/51, Pool #CB0153 152,795
406,002 2.50%, 5/1/51, Pool #CB0388 334,416
495,376 3.00%, 5/1/51, Pool #CB0531 423,721
397,262 2.50%, 5/1/51, Pool #MA4326 325,551
1,104,463 3.00%, 6/1/51, Pool #CB0850 947,193
441,264 3.00%, 7/1/51, Pool #FM8077 377,396
19,052 2.00%, 7/1/51, Pool #BT1461 15,103
39,808 2.00%, 7/1/51, Pool #BQ1010 31,399
87,365 2.50%, 8/1/51, Pool #MA4399 71,418
422,064 2.00%, 10/1/51, Pool #CB1799 334,549
830,387 2.50%, 10/1/51, Pool #MA4438 678,197
561,078 2.00%, 10/1/51, Pool #CB1801 444,796
336,320 2.50%, 11/1/51, Pool #FM9505 276,788
450,362 2.00%, 11/1/51, Pool #FM9539 357,009
1,111,802 2.50%, 11/1/51, Pool #FM9501 918,368
433,447 2.50%, 11/1/51, Pool #FM9517 356,741
678,285 2.50%, 11/1/51, Pool #MA4466 555,849
707,158 2.00%, 11/1/51, Pool #FM9568 560,553
86,935 3.00%, 12/1/51, Pool #FM9777 74,669
772,468 2.50%, 12/1/51, Pool #CB2289 635,766
316,686 2.50%, 12/1/51, Pool #CB2320 261,602
345,705 2.50%, 12/1/51, Pool #CB2321 284,518
920,290 2.00%, 12/1/51, Pool #CB2349 729,527
373,713 3.00%, 12/1/51, Pool #BT9503 318,116
325,151 2.00%, 12/1/51, Pool #CB2350 256,457
301,269 2.50%, 12/1/51, Pool #CB2376 248,400
243,479 2.00%, 12/1/51, Pool #CB2348 193,014
79,608 3.50%, 1/1/52, Pool #CB2679 71,303
67,071 2.00%, 1/1/52, Pool #BQ7041 52,170
131,444 2.50%, 1/1/52, Pool #MA4512 107,380
229,735 3.00%, 1/1/52, Pool #CB2662 195,937
288,955 3.50%, 1/1/52, Pool #MA4514 258,403
1,386,200 2.00%, 1/1/52, Pool #FS0286 1,091,676
597,791 2.00%, 1/1/52, Pool #FS0288 470,228
255,568 3.50%, 2/1/52, Pool #CB2906 227,542
171,773 3.50%, 2/1/52, Pool #CB2905 153,623
841,929 2.00%, 2/1/52, Pool #CB3066 655,549
1,436,418 2.00%, 2/1/52, Pool #CB2842 1,126,265
799,166 3.00%, 2/1/52, Pool #FS0631 684,773
190,475 2.00%, 2/1/52, Pool #CB2765 149,361
438,180 3.50%, 3/1/52, Pool #CB3128 390,136
359,042 3.50%, 3/1/52, Pool #CB3174 320,450
338,914 2.50%, 3/1/52, Pool #BV4139 278,693
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 569,261 3.00%, 3/1/52, Pool #BV0350 $ 486,810
129,943 2.00%, 3/1/52, Pool #CB3155 101,171
75,000 2.00%, 4/1/52, Pool #CB3345 58,355
612,583 4.00%, 4/1/52, Pool #FS1647 566,442
967,739 2.00%, 4/1/52, Pool #FS6892 752,753
25,930 2.50%, 4/1/52, Pool #CB3356 21,245
982,889 2.00%, 6/1/52, Pool #FS6605 764,879
1,377,481 4.50%, 8/1/52, Pool #CB4387 1,299,749
31,626 4.50%, 9/1/52, Pool #BW7712 29,838
213,036 4.50%, 10/1/52, Pool #BX0507 200,985
343,862 5.50%, 10/1/52, Pool #CB4843 339,923
651,030 4.50%, 10/1/52, Pool #CB4891 613,354
42,831 5.00%, 10/1/52, Pool #CB4893 41,803
131,710 5.00%, 11/1/52, Pool #FS3295 129,039
427,969 5.00%, 11/1/52, Pool #CB5128 418,703
245,542 5.00%, 11/1/52, Pool #FS3248 239,651
306,939 5.00%, 12/1/52, Pool #MA4841 296,472
134,246 5.00%, 12/1/52, Pool #CB5273 131,023
270,020 6.00%, 6/1/53, Pool #CB6539 274,424
699,264 5.50%, 6/1/53, Pool #CB6527 696,665
347,196 6.00%, 6/1/53, Pool #CB6538 353,349
1,487,961 5.50%, 4/1/54, Pool #CB8330 1,469,849
720,079 5.50%, 8/1/54, Pool #MA5444 710,209
197,901 5.50%, 9/1/54, Pool #CB9209 195,515
2,251,366 6.00%, 9/1/54, Pool #CB9216 2,265,728
125,000 3.50%, 1/25/55, TBA 110,430
25,000 3.00%, 1/25/55, TBA 21,207
3,100,000 6.50%, 1/25/55, TBA 3,163,937
200,000 2.50%, 1/25/55, TBA 162,750
325,000 2.00%, 1/25/55, TBA 252,599
100,000 2.00%, 2/25/55, TBA 77,723
58,241,499
Total U.S. Government Agency Mortgages (Cost $166,537,496) 155,803,732
U.S. Treasury Obligations (21.5%):
U.S. Treasury Bonds (7.8%):
32,428,000 1.75%, 8/15/41 20,986,996
3,796,700 3.38%, 8/15/42 3,133,464
6,906,000 1.88%, 11/15/51 3,811,249
7,300,000 2.25%, 2/15/52 4,429,047
3,500,000 2.88%, 5/15/52 2,448,906
15,000,000 3.63%, 2/15/53 12,196,875
27,993,000 4.13%, 8/15/53 24,961,883
4,200,000 4.25%, 2/15/54 3,835,781
27,400,000 4.63%, 5/15/54 26,659,344
11,100,000 4.25%, 8/15/54 10,153,031
112,616,576
U.S. Treasury Notes (13.7%):
6,700,000 4.25%, 6/30/29 6,665,453
7,400,000 4.00%, 1/31/31 7,224,250
25,300,000 4.25%, 2/28/31 25,023,281
33,400,000 4.13%, 11/30/31 32,700,688
6,500,000 4.50%, 12/31/31 6,505,411
19,672,000 2.88%, 5/15/32 17,680,210
8,600,000 4.13%, 11/15/32 8,391,719
32,000,000 3.50%, 2/15/33 29,780,000
3,077,000 3.38%, 5/15/33 2,828,917
3,276,000 3.88%, 8/15/33 3,119,366
7,400,000 4.00%, 2/15/34 7,088,969

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2024
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$ 49,300,000 3.88%, 8/15/34 $ 46,650,125
4,000,000 4.25%, 11/15/34 3,898,125
197,556,514
Total U.S. Treasury Obligations (Cost $341,362,449) 310,173,090
Shares
Unaffiliated Investment Companies (1.6%):
Money Market Funds (1.6%):
3,472,186 BlackRock Liquidity FedFund, Institutional Class,
5.02%(e)(f) 3,472,186
19,621,358 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.33%(f) 19,621,358
Total Unaffiliated Investment Companies (Cost $23,093,544) 23,093,544
Total Investment Securities
(Cost $1,359,868,657 ) — 100.9% (g) 1,457,126,760
Net other assets (liabilities) — (0.9)% (12,877,599)
Net Assets — 100.0% $ 1,444,249,161
CVR—Contingency Valued Rights
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T10Y—10 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TBA—To Be Announced Security
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of December 31, 2024. The total value of securities on loan as of December 31, 2024 was $3,309,433.
+
This security, in part or entirely, represents an unfunded loan commitment.
(a) Security was valued using significant unobservable inputs as of December 31, 2024.
(b) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at December
31, 2024.
(d) Defaulted bond.
(e) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2024.
(f) The rate represents the effective yield at December 31, 2024.
(g) See Federal Tax Information listed in the Notes to the Financial Statements.
Amounts shown as “—“ are either $0 or round to less than $1.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Futures Contracts
At December 31, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini March Futures (U.S. Dollar) 3/21/25 6 $ 1,780,725 $ (54,198)
$ (54,198)

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2024
Statement of Operations
For the Year Ended December 31, 2024
Assets:
Investment securities, at cost $ 1,359,868,657
aaa
aaa
Investment securities, at value(a) $ 1,457,126,760
Deposit at broker for futures contracts collateral 182,674
Interest and dividends receivable 9,140,292
Foreign currency, at value (cost $1) 1
Receivable for capital shares issued 25,974
Receivable for investments sold 601,929
Receivable for TBA investments sold 944,606
Prepaid expenses 7,352
Reclaims receivable 5,566
Total Assets 1,468,035,154
Liabilities:
Cash overdraft 138
Payable for investments purchased 9,032,060
Payable for TBA investments purchased 9,339,911
Payable for capital shares redeemed 972,291
Payable for collateral received on loaned securities 3,472,186
Payable for variation margin on futures contracts 8,067
Management fees payable 542,115
Administration fees payable 47,545
Distribution fees payable 295,307
Custodian fees payable 10,150
Administrative and compliance services fees payable 5,173
Transfer agent fees payable 2,857
Trustee fees payable 10,824
Other accrued liabilities 47,369
Total Liabilities 23,785,993
Commitments and contingent liabilities^
Net Assets
$ 1,444,249,161
Net Assets Consist of:
Paid in capital $ 1,299,749,252
Total distributable earnings 144,499,909
Net Assets
$ 1,444,249,161
Class 1
Net Assets $ 82,056,663
Shares of beneficial interest (unlimited number of shares authorized, no par value) 9,014,316
Net Asset Value (offering and redemption price per share) $ 9 .10
Class 2
Net Assets $ 1,362,192,498
Shares of beneficial interest (unlimited number of shares authorized, no par value) 90,284,506
Net Asset Value (offering and redemption price per share) $ 15 .09
(a) Includes securities on loan of $3,309,433.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 39,363,314
Dividends 9,774,791
Income from securities lending 123,016
Foreign withholding tax (1,589)
Total Investment Income 49,259,532
Expenses:
Management fees 6,556,625
Administration fees 531,696
Distribution fees - Class 2 3,601,737
Custodian fees 43,976
Administrative and compliance services fees 19,097
Transfer agent fees 16,567
Trustee fees 58,121
Professional fees 71,515
Shareholder reports 17,752
Other expenses 27,412
Total expenses before reductions 10,944,498
Less expense contractually waived/reimbursed by the Manager (328,677)
Net expenses 10,615,821
Net Investment Income/(Loss)
38,643,711
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 72,149,627
Net realized gains/(losses) on futures contracts 424,530
Net realized gains/(losses) on securities sold short 355,413
Change in net unrealized appreciation/depreciation on securities and foreign currencies 53,315,735
Change in net unrealized appreciation/depreciation on futures contracts (155,378)
Net realized and Change in net unrealized gains/losses on
investments
126,089,927
Change in Net Assets Resulting From Operations
$ 164,733,638

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2024
For the
Year Ended
December 31, 2023
Change In Net Assets:
Operations:
Net investment income/(loss) $ 38,643,711 $ 36,384,286
Net realized gains/(losses) on investments 72,929,570 (20,409,460)
Change in unrealized appreciation/depreciation on investments 53,160,357 187,110,676
Change in net assets resulting from operations 164,733,638 203,085,502
Distributions to Shareholders:
Class 1 (3,509,961) (2,521,779)
Class 2 (32,890,893) (23,910,456)
Change in net assets resulting from distributions to shareholders (36,400,854) (26,432,235)
Capital Transactions:
Class 1
Proceeds from shares issued 87,147 82,213
Proceeds from dividends reinvested 3,509,961 2,521,779
Value of shares redeemed (12,352,852) (11,234,324)
Total Class 1 Shares (8,755,744) (8,630,332)
Class 2
Proceeds from shares issued 1,975,690 171,121,999
Proceeds from shares issued in merger — 62,128,067
Proceeds from dividends reinvested 32,890,893 23,910,456
Value of shares redeemed (286,655,633) (243,821,463)
Total Class 2 Shares (251,789,050) 13,339,059
Change in net assets resulting from capital transactions (260,544,794) 4,708,727
Change in net assets (132,212,010) 181,361,994
Net Assets:
Beginning of period 1,576,461,171 1,395,099,177
End of period $ 1,444,249,161 $ 1,576,461,171
Share Transactions:
Class 1
Shares issued 9,416 10,255
Dividends reinvested 384,864 326,233
Shares redeemed (1,376,695) (1,390,980)
Total Class 1 Shares (982,415) (1,054,492)
Class 2
Shares issued 132,654 13,579,385
Shares issued in merger — 4,953,915
Dividends reinvested 2,175,324 1,896,150
Shares redeemed (19,522,371) (18,701,235)
Total Class 2 Shares (17,214,393) 1,728,215
Change in shares (18,196,808) 673,723
Amounts shown as “—“ are either $0 or round to less than $1.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021^
Year Ended
December 31,
2020
Class 1
Net Asset Value, Beginning of Period
$ 8.51  $ 7.69  $ 10.29  $ 10.00
Investment Activities:
Net Investment Income/(Loss)(a) 0.25  0.21  0.17  0.07
Net Realized and Unrealized Gains/(Losses) on Investments 0.73  0.86  (1.67) 0.52
Total from Investment Activities 0.98  1.07  (1.50) 0.59
Distributions to Shareholders From:
Net Investment Income (0.39) (0.25) (0.14) (0.08)
Net Realized Gains —  —  (0.96) (0.22)
Total Dividends (0.39) (0.25) (1.10) (0.30)
Net Asset Value, End of Period
$ 9.10  $ 8.51  $ 7.69  $ 10.29
Total Return
(b) 11.56% 14.24% (14.40)% 6.03%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 82,057  $ 85,079  $ 85,004  $ 113,445
Net Investment Income/(Loss)(d) 2.77% 2.58% 1.95% 1.35%
Expenses Before Reductions(d)(e) 0.48% 0.48% 0.47% 0.51%
Expenses Net of Reductions(d) 0.46% 0.46% 0.46% 0.46%
Portfolio Turnover Rate(f) 62% 61% 72% 115%
Class 2
Net Asset Value, Beginning of Period
$ 13.87  $ 12.39  $ 15.81  $ 14.44  $ 13.45
Investment Activities:
Net Investment Income/(Loss)(a) 0.37  0.30  0.24  0.19  0.26
Net Realized and Unrealized Gains/(Losses) on Investments 1.20  1.40  (2.56) 1.48  1.51
Total from Investment Activities 1.57  1.70  (2.32) 1.67  1.77
Distributions to Shareholders From:
Net Investment Income (0.35) (0.22) (0.14) (0.08) (0.35)
Net Realized Gains —  —  (0.96) (0.22) (0.43)
Total Dividends (0.35) (0.22) (1.10) (0.30) (0.78)
Net Asset Value, End of Period
$ 15.09  $ 13.87  $ 12.39  $ 15.81  $ 14.44
Total Return
(b) 11.35% 13.87% (14.56)% 11.65% 13.47%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 1,362,192  $ 1,491,382  $ 1,310,095  $ 1,754,265  $ 558,527
Net Investment Income/(Loss) 2.52% 2.33% 1.70% 1.22% 1.92%
Expenses Before Reductions(e) 0.73% 0.73% 0.72% 0.80% 1.03%
Expenses Net of Reductions 0.71% 0.71% 0.71% 0.71% 0.71%
Portfolio Turnover Rate(f) 62% 61% 72% 115% 77%
^ Class 1 activity is for the period June 21, 2021 (commencement of operations) to December 31, 2021.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.
(f ) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2024

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Fidelity
Institutional Asset Management Multi-Strategy Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Structured Notes
The Fund may invest in structured notes, the values of which are based on the price movements of a reference security or index. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference security or index may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference security or index; therefore, the value of such security may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference security or index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2024

Securities Purchased on a When-Issued Basis
The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.
Short Sales
The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Bank Loans
The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium as shown in the Schedule of
Portfolio Investments. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Schedule of Portfolio Investments. All or a portion of any bank loans may be unfunded. The Fund reflects both the funded portion of a bank loan, as well as its unfunded commitment in the Schedule of Portfolio Investments.
The portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the portfolio must have funds sufficient to cover its contractual obligation.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2024 are presented on the Fund’s Schedule of Portfolio Investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2024

Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9%
of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $12,063 during the year ended December 31, 2024. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $3,472,186 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2024. At December 31, 2024, there were no master netting provisions in the securities lending agreement.
TBA Purchase and Sale Commitments
The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted
“good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of December 31, 2024, no collateral had been posted by the Fund to counterparties for TBAs.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2024, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the year ended December 31, 2024, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December
31, 2024, the monthly average notional amount for long contracts was $2.4 million. There was no short contract activity during the period. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2024:
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
– (54,198)
Futures Contracts Receivable for variation margin on futures contracts* $— Payable for variation margin on futures contracts* $54,198
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts”.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2024

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2024:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with the Manager, (“FIAM” or the “Subadviser”) provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
For the year ended December 31, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Manager is 0.43% of the first $20 billion of the Fund’s average daily net assets and 0.40% of the Fund’s average daily net assets over $20 billion. The annual rate due to the Subadviser from the Manager is 0.25% of the first $200 million of the Fund’s average daily net assets, 0.20% of the next $200 million of the Fund’s average daily net assets and 0.15% of the Fund’s average daily net assets over $400 million.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund’s expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”
At December 31, 2024, the contractual reimbursements subject to repayment by the Fund in subsequent years were as follows:
The Fund has not recorded a commitment or contingent liability at December 31, 2024.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the year ended
December 31, 2024, there were no such waivers.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and officer support services to the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(424,530) 155,378
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 424,530 $ (155,378)
Annual Rate* Annual Expense Limit
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1 0.43% 0.46%
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2 0.43% 0.71%
Expires
12/31/2025
Expires
12/31/2026
Expires
12/31/2027 Total
AZL Fidelity Institutional Asset Management Multi-Strategy Fund $228,020 $323,102 $328,677 $879,799

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2024

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source in accordance with valuation procedures approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2024 in valuing the Fund’s investments based upon the three levels defined above:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 590,866,524 $ 134,485 $ 346,571 $ 591,347,580
Warrants
+
58,434 1,662 — 60,096
Asset Backed Securities — 11,753,057 — 11,753,057
Collateralized Mortgage Obligations — 47,783,233 — 47,783,233
Collateralized Mortgage Backed Securities — 38,675,627 — 38,675,627
Convertible Bonds — 692,983 — 692,983
Bank Loans — 3,596,964 — 3,596,964
Corporate Bonds
+
— 216,479,786 —
#
216,479,786
Yankee Debt Obligations
+
— 57,667,068 — 57,667,068
U.S. Government Agency Mortgages — 155,803,732 — 155,803,732
U.S. Treasury Obligations — 310,173,090 — 310,173,090

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2024

(a)
Acquisition date represents the initial purchase date of the security.
5. Security Purchases and Sales
For the year ended December 31, 2024 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
For the year ended December 31, 2024 purchases and sales of long-term U.S. government securities were as follows:
6. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of
1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act.
Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of December 31, 2024 are identified below.
7. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.
Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.
Investment Securities: Level 1 Level 2 Level 3 Total
Unaffiliated Investment Companies $ 23,093,544 $ — $ — $ 23,093,544
Total Investment Securities 614,018,502 842,761,687 346,571 1,457,126,760
Other Financial Instruments:
*
Futures Contracts (54,198) — — (54,198)
Total Investments $613,964,304 $842,761,687 $346,571 $1,457,072,562
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at December 31, 2024.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally presented in the financial statements at variation margin.
Purchases Sales
AZL Fidelity Institutional Asset Management Multi-Strategy Fund $922,946,842 $1,194,728,424
Purchases Sales
AZL Fidelity Institutional Asset Management Multi-Strategy Fund $286,161,931 $261,397,104
Security
Acquisition
Date (a)
Acquisition
Cost
Shares or
Principal
Amount Value
Percentage of Net
Assets
Finastra US TL, 11.65%, 9/13/29
9/22/23 $ 318,402 324,900 $ 324,900 0.02%
Mesquite Energy, Inc., 7.25%, 2/15/23
10/30/18 256,808 278,000 — 0.00%

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2024

Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Mortgage-Related and Other Asset-Backed Securities Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, investments in mortgage-related securities may cause the fund to exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If the Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied.
An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-
payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.
Short Sale Risk: The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities that it does not own exposes the
Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.
8. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 is $1,374,080,044. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
As of the end of its tax year ended December 31, 2024, the Fund had no remaining capital loss carry forwards (“CLCFs”). The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset. During the year ended December 31, 2024, the Fund utilized $42,713,599 in CLCFs to offset capital gains.
Unrealized appreciation $156,687,222
Unrealized (depreciation) (73,640,506)
Net unrealized appreciation/(depreciation) $83,046,716

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2024

The tax character of dividends paid to shareholders during the year ended December 31, 2024 was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023 was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
9. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the
1940 Act. As of December 31, 2024, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 70% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
10. Acquisition of Funds
Effective as of the close of business March 10, 2023, the Fund acquired all the assets and liabilities of the AZL Gateway Fund (“Gateway Fund”), an open-end management investment company, pursuant to a plan of reorganization approved by the Board on December 13, 2022 (the “Plan”). The acquisition was accomplished by a taxable exchange of 9,596,369 shares of the Gateway Fund outstanding as of close of business March 10, 2023, valued at $62,128,067 for 4,953,915 Class 2 shares of the Fund.
At the close of business March 10, 2023, the Gateway Fund’s investment holdings had a fair value of $62,047,868 and identified cost of $62,047,868. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value, including the cost basis of investments received. All fees and expenses incurred by the Gateway
Fund and the Fund directly in connection with the Plan were borne by the Manager. There are no material differences in accounting policies of the Gateway Fund as compared to those of the Fund.
11. Segment Reporting
The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. Subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
12. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Fidelity Institutional Asset Management Multi-Strategy Fund $36,400,854 $– $36,400,854
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Fidelity Institutional Asset Management Multi-Strategy Fund $26,432,235 $ - $26,432,235
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Fidelity Institutional Asset Management Multi-Strategy
Fund $53,828,505 $7,619,125 $— $83,052,279 $144,499,909
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and other miscellaneous differences.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL Fidelity Institutional Asset Management Multi-Strategy
Fund (one of the funds constituting Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2024, 24.93% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Approval of Investment Advisory and Subadvisory Agreements
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (together, the
“Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”).
As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2026 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the
Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b)
Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b-1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and
relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2024. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 4 and 11, 2024, and September 24, 2024, as well as in various other meetings preceding those meetings. Accordingly, the Advisory Contracts were approved by the Board at an in-person meeting on September 24, 2024. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2026.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers . The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers . In connection with every quarterly Board meeting, as well as the summer and fall 2024 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 4 and 11, 2024, and
September 24, 2024, the Manager reported that for the one-year period ended December 31, 2023, six Funds were in the top 40%, four were in the middle 20%, and five were in the bottom 40% of their respective Lipper peer groups. For the three-year period ended December 31, 2023, eight Funds were in the top 40%, three were in the middle 20% and four were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2023, six Funds were in the top 40%, two were in the middle 20%, and seven were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Two Funds, the AZL Enhanced Bond Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The
Board had previously met with the portfolio managers of the AZL Government Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective Subadvisers. The Board also considered the impact of recoupment of previously waived fees and of low short-term interest rates on the performance of the AZL Government Money Market Fund during the periods measured.
The Board considered that the AZL Russell Value 1000 Index Fund, which was in the bottom 40% of its Lipper peer group for the three- and five-year periods, had shown improved relative performance in more recent periods.

At the Board meeting held September 24, 2024, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2024.
Thus, at the Board meeting held September 24, 2024, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds. The Manager supplied information to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account.
The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the
“actual” advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 14 Funds reviewed by the Board in the summer and fall of 2024, 13 Funds paid “actual” advisory fees in a percentage amount within the 65th percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2023 for the 14 Funds was as follows: (1) 13 of the Funds had management fee rankings at or below the 65th percentile (with 9 Funds at or below the 50th percentile); and (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category. The Board noted that it had previously considered and approved a temporary reduction in the AZL MSCI Global Equity Index Fund’s management fee, which is in effect through at least April 30, 2026. In addition, the Board also considered that the AZL Enhanced Bond Index Fund ranked at the 63rd percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b-1 fee paid by the Funds, and other
Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2021 through 2023. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2024, were approximately $14.2 billion, including assets of affiliated investing funds, and that no single Fund had assets in excess of approximately $3.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

ANNRPT1224 02/25
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Fidelity Institutional Asset Management Total Bond
Fund
Annual Financial Statements and Other Information
December 31, 2024

AZL® Fidelity Institutional Asset Management Total Bond Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Approval of Investment Advisory and Subadvisory Agreements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks (0.4%):
Diversified Telecommunication Services (0.0%
†
):
13 Intelsat SA* $ 386
Health Care Providers & Services (0.0%
†
):
4,657 Cano Health LLC* 56,490
Oil, Gas & Consumable Fuels (0.4%):
5,889 Sanchez Energy Corp.*(a) 508,778
Specialty Retail (0.0%
†
):
1 Party City Holdco, Inc.*(a) —
Total Common Stocks (Cost $234,326) 565,654
Contracts
Warrant (0.0%
†
):
Health Care Providers & Services (0.0%
†
):
156 Cano Health, Inc., 12/30/28* 597
Total Warrant (Cost $5,000) 597
Principal Amount
Asset Backed Securities (2.4%):
$ 242,485 AASET, Class A2, Series 2024-1A, 6.26%,
5/16/49(b) 244,226
242,485 AASET, Class A1, Series 2024-1A, 6.26%,
5/16/49(b) 244,353
83,701 AASET Trust, Class B, Series 2020-1A, 4.34%,
1/16/40(b) 72,805
14,069 AASET Trust, Class A, Series 2019-1, 3.84%,
5/15/39(b) 13,888
84,107 AASET Trust, Class A, Series 2020-1A, 3.35%,
1/16/40(b) 79,823
160,070 AASET US, Ltd., Class A, Series 2018-1A, 3.84%,
1/16/38(b) 112,449
262,669 Blackbird Capital Aircraft Lease Securitization, Ltd.,
Class A, Series 2016-1A, 6.50%, 12/16/41(b)(c) 262,760
85,251 Castlelake Aircraft Securitization Trust, Class A,
Series 2018-1, 4.13%, 6/15/43(b) 82,936
186,315 Castlelake Aircraft Structured Trust, Class B, Series
2019-1A, 5.10%, 4/15/39(b) 128,234
80,416 Castlelake Aircraft Structured Trust, Class A, Series
2021-1A, 3.47%, 1/15/46(b) 76,097
100,000 GMF Floorplan Owner Revolving Trust, Class A1,
Series 2024-4A, 4.73%, 11/15/29(b) 99,821
155,052 Horizon Aircraft Finance I, Ltd., Class A, Series
2018-1, 4.46%, 12/15/38(b) 149,038
136,280 Horizon Aircraft Finance II, Ltd., Class A, Series
2019-1, 3.72%, 7/15/39(b) 128,496
75,000 Jersey Mike's Funding LLC, Class A2, Series 2024-
1A, 5.64%, 2/15/55, Callable 2/15/29 @ 100(b) 74,454
139,650 Planet Fitness Master Issuer LLC, Class A2, Series
2019-1A, 3.86%, 12/5/49, Callable 12/5/25 @
100(b) 129,208
142,958 Planet Fitness Master Issuer LLC, Class A2II, Series
2022-1A, 4.01%, 12/5/51, Callable 12/5/27 @
100(b) 129,509
272,850 Project Silver, Class A, Series 2019-1, 3.97%,
7/15/44(b) 256,107
98,000 Subway Funding LLC, Class A2II, Series 2024-1A,
6.27%, 7/30/54, Callable 7/30/28 @ 100(b) 99,412
Principal Amount Value
Asset Backed Securities, continued
$ 58,000 Subway Funding LLC, Class A2II, Series 2024-3A,
5.57%, 7/30/54, Callable 7/30/28 @ 100(b) $ 56,478
122,000 Subway Funding LLC, Class A2I, Series 2024-3A,
5.25%, 7/30/54, Callable 7/30/27 @ 100(b) 118,797
86,000 Subway Funding LLC, Class A23, Series 2024-1A,
6.51%, 7/30/54, Callable 7/30/30 @ 100(b) 88,272
165,000 Subway Funding LLC, Class A2I, Series 2024-1A,
6.03%, 7/30/54, Callable 7/30/27 @ 100(b) 167,107
117,000 Subway Funding LLC, Class A23, Series 2024-3A,
5.91%, 7/30/54, Callable 7/30/30 @ 100(b) 116,809
291,209 Thunderbolt II Aircraft Lease, Ltd., Class A, Series
2018-A, 4.15%, 9/15/38(b)(c) 280,198
242,989 Volofin Finance Designated Activity Co., Class A,
Series 2024-1A, 5.94%, 6/15/37(b) 243,059
Total Asset Backed Securities (Cost $3,639,591) 3,454,336
Collateralized Mortgage Obligations (6.6%):
250,000 Aimco CLO 11, Ltd., Class A1R2, Series 2020-11A,
5.99%(TSFR3M+134bps), 7/17/37, Callable
10/17/26 @ 100(b) 250,628
273,000 Allegro CLO XIII, Ltd., Class A, Series 2021-1A,
6.02%(TSFR3M+140bps), 7/20/34, Callable
1/20/25 @ 100(b) 273,215
254,000 Allegro CLO XV, Ltd., Class A, Series 2022-1A,
6.12%(TSFR3M+150bps), 7/20/35, Callable
1/20/25 @ 100(b) 254,330
408,000 Ares LVIII CLO, Ltd., Class AR, Series 2020-58A,
5.99%(TSFR3M+133bps), 1/15/35, Callable
1/15/25 @ 100(b) 408,505
250,000 Barings CLO, Ltd., Class AR, Series 2020-4A,
6.45%(TSFR3M+137bps), 10/20/37, Callable
10/20/26 @ 100(b) 249,981
250,000 Blueberry Park CLO, Ltd., Class A, Series 2024-1A,
6.48%(TSFR3M+135bps), 10/20/37, Callable
10/20/26 @ 100(b) 251,658
250,000 Carlyle US CLO, Ltd., Class A1R, Series 2021-10A,
5.69%(TSFR3M+131bps), 1/20/38(b) 250,103
336,000 Cedar Funding VI CLO, Ltd., Class ARR, Series 2016-
6A, 5.93%(TSFR3M+131bps), 4/20/34, Callable
1/20/25 @ 100(b) 336,285
264,000 Cedar Funding X CLO, Ltd., Class AR2, Series 2019-
10A, 5.91%(TSFR3M+136bps), 10/20/37(b) 264,459
250,000 Cedar Funding XII CLO, Ltd., Class A1R, Series
2020-12A, 6.02%(TSFR3M+139bps), 10/25/34,
Callable 1/25/25 @ 100(b) 250,265
387,000 Cedar Funding XV CLO, Ltd., Class A, Series 2022-
15A, 5.94%(TSFR3M+132bps), 4/20/35, Callable
1/20/25 @ 100(b) 387,539
328,000 Columbia Cent CLO 29, Ltd., Class AR, Series 2020-
29A, 6.05%(TSFR3M+143bps), 10/20/34, Callable
1/20/25 @ 100(b) 328,318
440,000 Columbia Cent CLO 31, Ltd., Class A1, Series 2021-
31A, 6.08%(TSFR3M+146bps), 4/20/34, Callable
1/20/25 @ 100(b) 440,439
250,000 Dryden 98 CLO, Ltd., Class A, Series 2022-98A,
5.92%(TSFR3M+130bps), 4/20/35, Callable
1/20/25 @ 100(b) 250,453

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 250,000 Eaton Vance CLO, Ltd., Class A13R, Series 2013-
1A, 6.17%(TSFR3M+151bps), 1/15/34, Callable
1/15/25 @ 100(b) $ 250,223
378,000 Eaton Vance CLO, Ltd., Class AR2, Series 2020-2A,
6.04%(TSFR3M+138bps), 10/15/37(b) 378,637
250,000 Eaton Vance CLO, Ltd., Class AR2, Series 2019-1A,
6.17%(TSFR3M+151bps), 7/15/37, Callable
7/15/26 @ 100(b) 252,102
250,000 Flatiron CLO 19, Ltd., Class AR, Series 2019-1A,
5.83%(TSFR3M+134bps), 11/16/34, Callable
2/16/25 @ 100(b) 250,522
250,000 Flatiron CLO 21, Ltd., Class A1R, Series 2021-1A,
5.98%(TSFR3M+136bps), 10/19/37, Callable
10/19/26 @ 100(b) 250,626
250,000 Flatiron CLO 26, Ltd., Class A, Series 2024-4A,
5.77%(TSFR3M+133bps), 1/15/38, Callable
1/15/27 @ 100(b) 250,331
250,000 Hamlin Park CLO, Ltd., Class A, Series 2024-1A,
5.90%(TSFR3M+134bps), 10/20/37, Callable
10/20/26 @ 100(b) 251,719
250,000 Invesco CLO, Ltd., Class A, Series 2021-3A,
6.02%(TSFR3M+139bps), 10/22/34, Callable
1/22/25 @ 100(b) 250,454
506,000 KKR CLO 41, Ltd., Class A1, Series 2022-41A,
5.98%(TSFR3M+133bps), 4/15/35, Callable
1/15/25 @ 100(b) 506,640
369,000 Madison Park Funding LII, Ltd., Class A, Series
2021-52A, 5.99%(TSFR3M+136bps), 1/22/35,
Callable 1/22/25 @ 100(b) 369,565
250,000 Magnetite XXVIII, Ltd., Class A1RR, Series
2020-28A(TSFR3M+124bps), 1/15/38(b) 250,000
400,000 Magnetite XXX, Ltd., Class AR, Series 2021-30A,
6.14%(TSFR3M+135bps), 10/25/37, Callable
10/25/26 @ 100(b) 401,981
250,000 OHA Credit Funding 4, Ltd., Class AR2, Series 2019-
4A, 6.31%(TSFR3M+129bps), 1/22/38(b) 250,043
420,000 RR 7, Ltd., Class A1AB, Series 2019-7A,
6.00%(TSFR3M+134bps), 1/15/37, Callable
1/15/25 @ 100(b) 420,616
313,582 Symphony CLO XXVI, Ltd., Class AR, Series 2021-
26A, 5.96%(TSFR3M+134bps), 4/20/33, Callable
1/20/25 @ 100(b) 314,123
250,000 Voya CLO, Ltd., Class A1RR, Series
2020-2A(TSFR3M+131bps), 1/20/38(b) 250,044
250,000 Voya CLO, Ltd., Class A1R, Series 2020-2A,
6.04%(TSFR3M+142bps), 7/19/34, Callable
1/19/25 @ 100(b) 250,242
Total Collateralized Mortgage Obligations (Cost $9,322,383) 9,344,046
Collateralized Mortgage Backed Securities (4.6%):
100,000 BAMLL Commercial Mortgage Securities Trust, Class
BNM, Series 2019-BPR, 3.47%, 11/5/32(b) 84,915
90,691 BAMLL Commercial Mortgage Securities Trust, Class
C, Series 2022-DKLX, 6.55%(TSFR1M+215bps),
1/15/39(b) 89,886
205,868 BAMLL Commercial Mortgage Securities Trust, Class
A, Series 2022-DKLX, 5.55%(TSFR1M+115bps),
1/15/39(b) 205,223
273,000 BAMLL Commercial Mortgage Securities Trust, Class
ANM, Series 2019-BPR, 3.11%, 11/5/32(b) 259,479
Principal Amount Value
Collateralized Mortgage Backed Securities, continued
$ 95,828 BLP Commercial Mortgage Trust, Class A, Series
2024-IND2, 5.74%(TSFR1M+134bps), 3/15/41(b) $ 95,872
100,000 BMP, Class A, Series 2024-MF23,
5.77%(TSFR1M+137bps), 6/15/41(b) 100,248
100,000 BMP, Class B, Series 2024-MF23,
6.04%(TSFR1M+164bps), 6/15/41(b) 100,205
197,000 BPR Trust, Class B, Series 2022-OANA,
6.84%(TSFR1M+245bps), 4/15/37(b) 197,876
97,201 BX Commercial Mortgage Trust, Class B, Series
2024-XL4, 6.19%(TSFR1M+179bps), 2/15/39(b) 97,206
285,866 BX Commercial Mortgage Trust, Class A, Series
2024-XL5, 5.79%(TSFR1M+139bps), 3/15/41(b) 287,078
72,789 BX Commercial Mortgage Trust, Class C, Series
2023-XL3, 7.04%(TSFR1M+264bps), 12/9/40(b) 72,839
90,464 BX Commercial Mortgage Trust, Class C, Series
2024-XL5, 6.34%(TSFR1M+194bps), 3/15/41(b) 90,433
266,000 BX Commercial Mortgage Trust, Class B, Series
2019-IMC, 5.74%(TSFR1M+135bps), 4/15/34(b) 263,364
32,000 BX Commercial Mortgage Trust, Class A, Series
2024-GPA3, 5.80%(TSFR1M+129bps), 12/15/39(b) 31,990
121,100 BX Commercial Mortgage Trust, Class D, Series
2022-LP2, 6.36%(TSFR1M+196bps), 2/15/39(b) 120,643
188,392 BX Commercial Mortgage Trust, Class A, Series
2019-IMC, 5.44%(TSFR1M+105bps), 4/15/34(b) 186,759
90,464 BX Commercial Mortgage Trust, Class B, Series
2024-XL5, 6.09%(TSFR1M+169bps), 3/15/41(b) 90,434
185,000 BX Commercial Mortgage Trust, Class D, Series
2019-IMC, 6.34%(TSFR1M+195bps), 4/15/34(b) 182,481
176,000 BX Commercial Mortgage Trust, Class C, Series
2019-IMC, 6.04%(TSFR1M+165bps), 4/15/34(b) 173,818
72,789 BX Commercial Mortgage Trust, Class A, Series
2023-XL3, 6.16%(TSFR1M+176bps), 12/9/40(b) 73,078
121,100 BX Commercial Mortgage Trust, Class C, Series
2022-LP2, 5.96%(TSFR1M+156bps), 2/15/39(b) 120,643
121,100 BX Commercial Mortgage Trust, Class B, Series
2022-LP2, 5.71%(TSFR1M+131bps), 2/15/39(b) 120,642
135,109 BX Commercial Mortgage Trust, Class A, Series
2024-XL4, 5.84%(TSFR1M+144bps), 2/15/39(b) 135,674
136,180 BX Commercial Mortgage Trust, Class A, Series
2024-MDHS, 6.04%(TSFR1M+164bps), 5/15/41(b) 136,881
72,789 BX Commercial Mortgage Trust, Class B, Series
2023-XL3, 6.59%(TSFR1M+219bps), 12/9/40(b) 72,842
100,000 BX Mortgage Trust, Class D, Series 2021-PAC,
5.81%(TSFR1M+141bps), 10/15/36(b) 99,013
302,000 BX Mortgage Trust, Class E, Series 2021-PAC,
6.46%(TSFR1M+206bps), 10/15/36(b) 300,881
100,000 BX Mortgage Trust, Class C, Series 2021-PAC,
5.61%(TSFR1M+121bps), 10/15/36(b) 99,131
173,845 BX Trust, Class A, Series 2024-CNYN,
5.84%(TSFR1M+144bps), 4/15/41(b) 174,260
28,063 BX Trust, Class D, Series 2022-IND,
7.24%(TSFR1M+284bps), 4/15/37(b) 28,116
33,099 BX Trust, Class C, Series 2022-IND,
6.69%(TSFR1M+229bps), 4/15/37(b) 33,163
86,922 BX Trust, Class B, Series 2024-CNYN,
6.09%(TSFR1M+169bps), 4/15/41(b) 87,094
86,922 BX Trust, Class C, Series 2024-CNYN,
6.34%(TSFR1M+194bps), 4/15/41(b) 87,092
59,157 CSMC, Class A, Series 2020-NET, 2.26%,
8/15/37(b) 57,210

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Backed Securities, continued
$ 137,000 CSMC Trust, Class D, Series 2017-PFHP,
6.69%(TSFR1M+230bps), 12/15/30(b) $ 122,067
100,000 DTP Commercial Mortgage Trust, Class A, Series
2023-STE2, 5.84%, 1/15/41(b)(c) 100,883
118,907 Extended Stay America Trust, Class D, Series 2021-
ESH, 6.76%(TSFR1M+236bps), 7/15/38(b) 119,195
88,079 Extended Stay America Trust, Class C, Series 2021-
ESH, 6.21%(TSFR1M+181bps), 7/15/38(b) 88,242
100,000 GS Mortgage Securities Corp. Trust, Class B, Series
2021-IP, 5.66%(TSFR1M+126bps), 10/15/36(b) 98,790
97,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/33,
Callable 7/5/25 @ 100(b) 70,551
63,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/33,
Callable 7/5/25 @ 100(b) 52,210
173,000 Life Mortgage Trust, Class D, Series 2022-BMR2,
6.94%(TSFR1M+254bps), 5/15/39, Callable
5/15/25 @ 100(b) 160,273
194,000 Life Mortgage Trust, Class C, Series 2022-BMR2,
6.49%(TSFR1M+209bps), 5/15/39, Callable
5/15/25 @ 100(b) 183,847
79,313 Life Mortgage Trust, Class E, Series 2021-BMR,
6.26%(TSFR1M+186bps), 3/15/38(b) 77,344
79,313 Life Mortgage Trust, Class D, Series 2021-BMR,
5.91%(TSFR1M+151bps), 3/15/38(b) 78,133
79,313 Life Mortgage Trust, Class C, Series 2021-BMR,
5.61%(TSFR1M+121bps), 3/15/38(b) 78,186
43,832 OPEN Trust, Class A, Series 2023-AIR,
7.49%(TSFR1M+309bps), 11/15/40(b) 44,161
80,000 OPEN Trust, Class B, Series 2023-AIR,
8.24%(TSFR1M+384bps), 11/15/40(b) 80,400
53,000 SPGN Mortgage Trust, Class C, Series 2022-TFLM,
7.05%(TSFR1M+265bps), 2/15/39, Callable
2/15/25 @ 100(b) 51,960
103,000 SPGN Mortgage Trust, Class B, Series 2022-TFLM,
6.40%(TSFR1M+200bps), 2/15/39, Callable
2/15/25 @ 100(b) 101,230
139,702 SREIT Trust, Class C, Series 2021-MFP,
5.84%(TSFR1M+144bps), 11/15/38(b) 139,358
95,686 SREIT Trust, Class D, Series 2021-MFP,
6.09%(TSFR1M+169bps), 11/15/38(b) 95,570
100,000 TCO Commercial Mortgage Trust, Class C, Series
2024-DPM, 6.49%(TSFR1M+199bps), 12/15/39(b) 100,000
100,000 TCO Commercial Mortgage Trust, Class B, Series
2024-DPM, 6.09%(TSFR1M+159bps), 12/15/39(b) 99,937
106,000 TCO Commercial Mortgage Trust, Class A, Series
2024-DPM, 5.74%(TSFR1M+124bps), 12/15/39(b) 105,934
20,000 VLS Commercial Mortgage Trust, Class B, Series
2020-LAB, 2.45%, 10/10/42(b) 15,637
Total Collateralized Mortgage Backed Securities (Cost $6,546,972) 6,420,377
Convertible Bonds (0.1%):
Capital Markets (0.0%
†
):
10,000 Coinbase Global, Inc., 0.25%, 4/1/30(b) 10,593
Financial Services (0.0%
†
):
22,000 Global Payments, Inc., 1.50%, 3/1/31(b) 21,573
Household Durables (0.0%
†
):
10,000 Meritage Homes Corp., 1.75%, 5/15/28(b) 9,769
Principal Amount Value
Convertible Bonds, continued
Independent Power and Renewable Electricity Producers
(0.0%
†
):
$ 6,000 Sunnova Energy International, Inc., 0.25%, 12/1/26 $ 3,577
Leisure Products (0.0%
†
):
6,000 Peloton Interactive, Inc., 5.50%, 12/1/29(b) 12,859
Media (0.1%):
35,662 EchoStar Corp., 3.88%, 11/30/30 37,942
Real Estate Management & Development (0.0%
†
):
32,000 Anywhere Real Estate Group LLC/Realogy Co.-Issuer
Corp., 0.25%, 6/15/26 28,522
Semiconductors & Semiconductor Equipment (0.0%
†
):
49,000 Wolfspeed, Inc., 1.88%, 12/1/29 20,089
Software (0.0%
†
):
6,000 BlackLine, Inc., 1.00%, 6/1/29^(b) 6,497
Total Convertible Bonds (Cost $150,046) 151,421
Bank Loans (0.6%):
Automobile Components (0.0%
†
):
9,948 Power Stop Term 1Ln, 9.36% (Term
SOFR+475bps), 1/26/29(b) 9,431
Chemicals (0.0%
†
):
10,000 Hexion Term 1Ln, 8.45% (Term SOFR+400bps),
3/15/29(b) 9,992
Construction Materials (0.0%
†
):
5,000 Kodiak Term B 1Ln, 8.27% (Term SOFR+375bps),
11/26/31(b) 4,998
Consumer Finance (0.0%
†
):
39,896 United Planet Fitness Term 1Ln, 8.85% (Term
SOFR+400bps), 12/30/26(b) 38,300
Consumer Staples Distribution & Retail (0.0%
†
):
25,000 TKC Holdings Term 1Ln, 13.50% (LIBOR+1200bps),
2/14/27(b) 22,563
Distributors (0.0%
†
):
39,594 US LBM Term B 1Ln, 8.30% (Term SOFR+375bps),
6/6/31(b) 39,657
Diversified Consumer Services (0.1%):
5,000 Ascend Learning Term 2Ln, 10.21% (Term
SOFR+575bps), 12/10/29(b) 4,950
72,938 Ascend Learning Term B 1Ln, 7.96% (Term
SOFR+350bps), 12/10/28(b) 73,257
5,000 Tripadvisor Term B 1Ln, 7.11% (Term
SOFR+275bps), 7/8/31(b) 5,025
83,232
Financial Services (0.1%):
30,000 Intrafi Term B 1Ln, 8.36% (Term SOFR+400bps),
7/18/31(b) 30,075
49,252 Westinghouse Term B 1Ln, 6.59% (Term
SOFR+225bps), 1/20/31(b) 49,241
79,316
Health Care Providers & Services (0.0%
†
):
27,917 Cano Health Term 1Ln, 5.33% (Term
SOFR+100bps), 6/28/29(b) 27,359

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Bank Loans, continued
Health Care Providers & Services, continued
$ 4,987 Ensemble Health Term B 1Ln, 7.59% (Term
SOFR+300bps), 8/1/29(b) $ 5,019
32,378
Household Durables (0.1%):
69,819 CSC ServiceWorks Term B 1Ln, 8.71% (Term
SOFR+400bps), 3/4/28(b) 58,632
Industrial Conglomerates (0.0%
†
):
9,900 Brandsafway Term B 1Ln, 9.07% (Term
SOFR+450bps), 8/1/30(b) 9,606
Interactive Media & Services (0.0%
†
):
40,000 Constant Contact Term B 1Ln, 8.92% (Term
SOFR+400bps), 2/10/28(b) 35,600
Machinery (0.1%):
50,000 DG Investment Intermediate Holdings 2 Inc Term
2Ln, 11.22% (Term SOFR+675bps), 3/31/29(b) 49,625
9,675 DG Investment Intermediate Holdings 2 Inc Term B
1Ln, 8.22% (Term SOFR+375bps), 3/31/28(b) 9,752
59,377
Media (0.1%):
19,552 ABG Intermediate Holdings 2 LLC Term B1 1Ln,
6.59% (Term SOFR+225bps), 12/21/28(b) 19,607
10,000 Cast & Crew Term B Incr 1Ln, 8.11% (Term
SOFR+375bps), 12/30/28(b) 9,676
17,647 COX Media Group Term B2 1Ln, 7.93% (Term
SOFR+350bps), 6/18/29(b) 15,832
14,986 Sinclair Broadcasting New TL B 1Ln, 6.97% (Term
SOFR+250bps), 9/30/26(b) 14,758
8,086 Sinclair Broadcasting Term 1Ln, 14.65% (Term
SOFR+1000bps), 5/25/26(b) 6,878
66,751
Metals & Mining (0.0%
†
):
24,705 American Rock Salt Term 1Ln, 8.78% (Term
SOFR+400bps), 6/4/28(b) 22,211
4,314 American Rock Salt Term First Out DD TL 1Ln,
4.44% (Term SOFR+700bps), 6/12/28(b)
+
4,361
12,856 American Rock Salt Term First Out DD TL 1Ln,
4.44% (Term SOFR+700bps), 6/12/28(b) 12,995
16,051 American Rock Salt Term First Out TL B 1Ln,
11.78% (Term SOFR+0bps), 6/12/28(b) 16,225
55,792
Multi-Utilities (0.0%
†
):
30,000 Club Car Term 1Ln, 8.59% (Term SOFR+400bps),
6/1/28(b) 29,186
Software (0.1%):
5,000 Applied Systems Term 2Ln, 9.58% (Term
SOFR+0bps), 2/23/32(b) 5,137
47,929 AthenaHealth Group Term B 1Ln, 7.61% (Term
SOFR+325bps), 2/15/29(b) 47,980
35,000 Darktrace Term 1Ln, 7.89% (Term SOFR+325bps),
10/9/31(b) 34,940
10,000 Ellucian Term 2Ln, 9.33% (Term SOFR+0bps),
11/15/32(b) 10,167
1,246 Finastra CAN TL, 11.65% (Term SOFR+725bps),
9/13/29 1,246
53,342 Finastra US TL, 11.65% (Term SOFR+725bps),
9/13/29(b) 53,342
Principal Amount Value
Bank Loans, continued
Software, continued
$ 4,204 ION Term 1Ln, 8.08% (Term SOFR+375bps),
2/16/28(b) $ 4,224
5,000 NCR Voyix Term 1Ln, 7.58% (Term SOFR+325bps),
9/30/31(b) 5,004
162,040
Textiles, Apparel & Luxury Goods (0.0%
†
):
9,872 Tory Burch Term B 1Ln, 7.72% (Term
SOFR+325bps), 4/16/28(b) 9,872
Total Bank Loans (Cost $796,859) 806,723
Corporate Bonds (25.4%):
Aerospace & Defense (0.5%):
10,000 Boeing Co. (The), 6.30%, 5/1/29, Callable 4/1/29
@ 100 10,360
214,000 Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30
@ 100 210,599
28,000 Boeing Co. (The), 6.39%, 5/1/31, Callable 3/1/31
@ 100 29,333
29,000 Boeing Co. (The), 6.53%, 5/1/34, Callable 2/1/34
@ 100 30,405
100,000 Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39
@ 100 94,846
123,000 Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49
@ 100 113,186
44,000 Boeing Co. (The), 6.86%, 5/1/54, Callable 11/1/53
@ 100 46,827
20,000 Howmet Aerospace, Inc., 5.95%, 2/1/37 20,684
20,000 Moog, Inc., 4.25%, 12/15/27, Callable 2/7/25 @
101.06(b) 19,050
15,000 Spirit AeroSystems, Inc., 9.75%, 11/15/30, Callable
11/15/26 @ 104.88(b) 16,575
65,000 TransDigm, Inc., 5.50%, 11/15/27, Callable 2/7/25
@ 100 63,700
65,000 TransDigm, Inc., 6.38%, 3/1/29, Callable 3/1/26 @
103.19(b) 65,081
40,000 TransDigm, Inc., 6.00%, 1/15/33, Callable 9/15/27
@ 103(b) 39,200
759,846
Air Freight & Logistics (0.0%
†
):
30,000 Cargo Aircraft Management, Inc., 4.75%, 2/1/28,
Callable 1/23/25 @ 101.19(b) 29,737
30,000 GN Bondco LLC, 9.50%, 10/15/31, Callable
10/15/26 @ 104.75^(b) 31,500
61,237
Automobile Components (0.1%):
15,000 Clarios Global LP/Clarios US Finance Co., 6.75%,
5/15/28, Callable 5/15/25 @ 103.38(b) 15,263
15,000 Dana, Inc., 4.50%, 2/15/32, Callable 2/15/27 @
102.25 13,650
15,000 MIWD Holdco II LLC/MIWD Finance Corp., 5.50%,
2/1/30, Callable 2/7/25 @ 102.75(b) 14,137
20,000 Patrick Industries, Inc., 6.38%, 11/1/32, Callable
11/1/27 @ 103.19(b) 19,325
15,000 Phinia, Inc., 6.75%, 4/15/29, Callable 4/15/26 @
103.38(b) 15,281
77,656

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Automobiles (0.0%
†
):
$ 15,000 LCM Investments Holdings II LLC, 8.25%, 8/1/31,
Callable 8/1/26 @ 104.13(b) $ 15,525
20,000 Thor Industries, Inc., 4.00%, 10/15/29, Callable
2/7/25 @ 102(b) 18,050
33,575
Banks (3.3%):
128,000 Bank of America Corp., 4.45%, 3/3/26 127,239
790,000 Bank of America Corp., 5.02% (SOFR), 7/22/33,
Callable 7/22/32 @ 100 771,404
770,000 Citigroup, Inc., 4.30%, 11/20/26 763,198
150,000 Citigroup, Inc., 4.91% (SOFR), 5/24/33, Callable
5/24/32 @ 100 144,784
20,000 Citigroup, Inc., 7.12% (H15T5Y), 12/31/99, Callable
8/15/29 @ 100 20,375
20,000 Citigroup, Inc., 6.75% (H15T5Y), 12/31/99, Callable
2/15/30 @ 100 19,875
100,000 Citizens Financial Group, Inc., 2.64%, 9/30/32,
Callable 7/2/32 @ 100 79,876
120,000 First-Citizens Bank & Trust Co., 6.13%, 3/9/28 123,335
1,250,000 JPMorgan Chase & Co., 4.59% (SOFR), 4/26/33,
Callable 4/26/32 @ 100 1,198,748
449,000 Wells Fargo & Co., 3.53% (SOFR), 3/24/28, Callable
3/24/27 @ 100 433,563
925,000 Wells Fargo & Co., 4.90% (SOFR), 7/25/33, Callable
7/25/32 @ 100 893,706
20,000 Wells Fargo & Co., 7.63% (H15T5Y), 12/31/99,
Callable 9/15/28 @ 100 21,200
20,000 Western Alliance Bancorp, 3.00% (TSFR3M),
6/15/31, Callable 6/15/26 @ 100 18,809
4,616,112
Beverages (0.0%
†
):
40,000 Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable
2/7/25 @ 103.13(b) 39,700
Biotechnology (0.2%):
4,000 Amgen, Inc., 5.25%, 3/2/30, Callable 1/2/30 @ 100 4,029
174,000 Amgen, Inc., 5.25%, 3/2/33, Callable 12/2/32 @
100 171,747
165,000 Amgen, Inc., 5.60%, 3/2/43, Callable 9/2/42 @ 100 160,432
10,000 Emergent BioSolutions, Inc., 3.88%, 8/15/28,
Callable 1/23/25 @ 100.97(b) 8,150
344,358
Broadline Retail (0.0%
†
):
15,000 Kohl's Corp., 4.25%, 7/17/25, Callable 4/17/25
@ 100 14,738
Building Products (0.1%):
70,000 Advanced Drainage Systems, Inc., 5.00%, 9/30/27,
Callable 1/23/25 @ 100(b) 68,425
15,000 Builders FirstSource, Inc., 4.25%, 2/1/32, Callable
8/1/26 @ 102.13(b) 13,200
14,000 Carrier Global Corp., 5.90%, 3/15/34, Callable
12/15/33 @ 100 14,520
8,000 Carrier Global Corp., 6.20%, 3/15/54, Callable
9/15/53 @ 100 8,422
20,000 Eco Material Technologies, Inc., 7.88%, 1/31/27,
Callable 2/7/25 @ 101.97(b) 20,275
20,000 Resideo Funding, Inc., 6.50%, 7/15/32, Callable
7/15/27 @ 103.25(b) 19,950
Principal Amount Value
Corporate Bonds, continued
Building Products, continued
$ 10,000 Specialty Building Products Holdings LLC/SBP
Finance Corp., 7.75%, 10/15/29, Callable 10/15/26
@ 103.88(b) $ 10,113
154,905
Capital Markets (1.7%):
380,000 Ares Capital Corp., 3.88%, 1/15/26, Callable
12/15/25 @ 100 375,866
20,000 Charles Schwab Corp. (The), Series G, 5.38%
(H15T5Y), Callable 6/1/25 @ 100 19,850
15,000 Charles Schwab Corp. (The), Series H, 4.00%
(H15T10Y), 12/31/99, Callable 12/1/30 @ 100^ 12,975
530,000 Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30,
Callable 12/15/29 @ 100 496,295
270,000 Goldman Sachs Group, Inc. (The), 3.10% (SOFR),
2/24/33, Callable 2/24/32 @ 100 231,643
90,000 Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37 96,641
10,000 Goldman Sachs Group, Inc. (The), Series Y, 6.12%
(H15T10Y), 12/31/99, Callable 11/10/34 @ 100 9,925
965,000 Morgan Stanley, 6.34% (SOFR), 10/18/33, Callable
10/18/32 @ 100 1,020,049
25,000 Olympus Water US Holding Corp., 7.25%, 6/15/31,
Callable 6/15/27 @ 103.63(b) 25,312
56,000 Sixth Street Specialty Lending, Inc., 6.13%, 3/1/29,
Callable 2/1/29 @ 100 56,654
15,000 USA Compression Partners LP/USA Compression
Finance Corp., 7.13%, 3/15/29, Callable 3/15/26
@ 103.56(b) 15,225
2,360,435
Chemicals (0.4%):
40,000 Allied Universal Holdco LLC, 7.88%, 2/15/31,
Callable 2/15/27 @ 103.94(b) 40,750
15,000 Avient Corp., 6.25%, 11/1/31, Callable 9/15/27 @
103.13(b) 14,813
71,000 Celanese US Holdings LLC, 6.60%, 11/15/28,
Callable 10/15/28 @ 100 72,863
72,000 Celanese US Holdings LLC, 6.80%, 11/15/30,
Callable 9/15/30 @ 100 74,547
42,000 Celanese US Holdings LLC, 6.95%, 11/15/33,
Callable 8/15/33 @ 100 43,597
16,000 CF Industries, Inc., 4.95%, 6/1/43 14,126
45,000 Chemours Co. (The), 5.75%, 11/15/28, Callable
1/18/25 @ 101.92(b) 41,681
73,867 Kobe US Midco 2, Inc., 9.25%, 11/1/26, Callable
2/7/25 @ 100(b) 62,418
20,000 LSB Industries, Inc., 6.25%, 10/15/28, Callable
2/7/25 @ 103.13(b) 19,300
20,000 Methanex US Operations, Inc., 6.25%, 3/15/32,
Callable 9/15/31 @ 100(b) 19,750
15,000 Neogen Food Safety Corp., 8.63%, 7/20/30,
Callable 7/20/27 @ 102.16(b) 16,031
45,000 SCIH Salt Holdings, Inc., 4.88%, 5/1/28, Callable
2/7/25 @ 102.44(b) 42,300
10,000 SCIH Salt Holdings, Inc., 6.63%, 5/1/29, Callable
2/7/25 @ 103.31(b) 9,500
15,000 Scotts Miracle-Gro Co. (The), 4.38%, 2/1/32,
Callable 8/1/26 @ 102.19 13,050
35,000 Tronox, Inc., 4.63%, 3/15/29, Callable 2/7/25 @
102.31(b) 31,281

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Chemicals, continued
$ 30,000 WR Grace Holdings LLC, 5.63%, 8/15/29, Callable
2/7/25 @ 102.81(b) $ 27,525
15,000 WR Grace Holdings LLC, 7.38%, 3/1/31, Callable
3/1/26 @ 103.69(b) 15,338
558,870
Commercial Services & Supplies (0.2%):
15,000 ADT Security Corp. (The), 4.13%, 8/1/29, Callable
8/1/28 @ 100(b) 13,744
37,000 Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable
2/7/25 @ 102.31(b) 34,800
45,000 Aramark Services, Inc., 5.00%, 2/1/28, Callable
2/7/25 @ 100.83(b) 43,706
15,000 Clean Harbors, Inc., 6.38%, 2/1/31, Callable 2/1/26
@ 103.19(b) 15,038
30,000 CoreCivic, Inc., 8.25%, 4/15/29, Callable 4/15/26
@ 104.13 31,725
10,000 Genesis Energy LP/Genesis Energy Finance Corp.,
7.88%, 5/15/32, Callable 5/15/27 @ 103.94 9,775
20,000 GEO Group, Inc. (The), 8.63%, 4/15/29, Callable
4/15/26 @ 104.31 21,025
20,000 GEO Group, Inc. (The), 10.25%, 4/15/31, Callable
4/15/27 @ 105.13 21,750
20,000 Pitney Bowes, Inc., 6.88%, 3/15/27, Callable
1/18/25 @ 103.44(b) 19,900
45,000 Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26
@ 104.25^(b) 45,225
15,000 Safehold GL Holdings LLC, 2.85%, 1/15/32, Callable
8/15/31 @ 100 12,588
20,000 TKC Holdings, Inc., 6.88%, 5/15/28, Callable 2/7/25
@ 103.44(b) 19,700
25,000 TKC Holdings, Inc., 10.50%, 5/15/29, Callable
2/7/25 @ 105.25(b) 25,156
30,000 Waste Management, Inc., 3.88%, 1/15/29, Callable
12/15/28 @ 100(b) 28,940
343,072
Communications Equipment (0.0%
†
):
30,000 Viavi Solutions, Inc., 3.75%, 10/1/29, Callable
1/18/25 @ 101.88(b) 26,963
Construction & Engineering (0.2%):
25,000 Arcosa, Inc., 4.38%, 4/15/29, Callable 1/23/25 @
102.19(b) 23,250
70,000 Artera Services LLC, 8.50%, 2/15/31, Callable
2/15/27 @ 104.25(b) 68,250
30,000 Dycom Industries, Inc., 4.50%, 4/15/29, Callable
2/7/25 @ 102.25(b) 27,975
20,000 Global Infrastructure Solutions, Inc., 5.63%, 6/1/29,
Callable 2/7/25 @ 102.81(b) 19,200
20,000 Great Lakes Dredge & Dock Corp., 5.25%, 6/1/29,
Callable 1/18/25 @ 102.63^(b) 18,550
15,000 Pike Corp., 8.63%, 1/31/31, Callable 1/31/27 @
104.31(b) 15,825
20,000 Railworks Holdings LP/Railworks Rally, Inc., 8.25%,
11/15/28, Callable 2/7/25 @ 104.13(b) 20,050
20,000 VM Consolidated, Inc., 5.50%, 4/15/29, Callable
2/7/25 @ 102.75(b) 19,350
212,450
Principal Amount Value
Corporate Bonds, continued
Construction Materials (0.1%):
$ 15,000 AmeriTex HoldCo Intermediate LLC, 10.25%,
10/15/28, Callable 10/15/25 @ 105.13(b) $ 15,937
20,000 Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31,
Callable 11/15/26 @ 104.44(b) 20,950
20,000 Star Holding LLC, 8.75%, 8/1/31, Callable 8/1/27
@ 104.38(b) 19,875
15,000 Summit Materials LLC/Summit Materials Finance
Corp., 7.25%, 1/15/31, Callable 1/15/27 @
103.63(b) 15,900
72,662
Consumer Finance (1.6%):
370,000 Ally Financial, Inc., 7.10%, 11/15/27, Callable
10/15/27 @ 100 389,754
19,000 Ally Financial, Inc., 5.54% (SOFRINDX), 1/17/31,
Callable 1/17/30 @ 100 18,734
55,000 Ally Financial, Inc., Series B, 4.70% (H15T5Y),
12/31/99, Callable 5/15/26 @ 100 51,763
636,000 Capital One Financial Corp., 3.80%, 1/31/28,
Callable 12/31/27 @ 100 613,329
275,000 Capital One Financial Corp., 5.25% (SOFR), 7/26/30,
Callable 7/26/29 @ 100 273,632
355,000 Discover Financial Services, 4.10%, 2/9/27, Callable
11/9/26 @ 100 348,439
70,000 OneMain Finance Corp., 3.50%, 1/15/27, Callable
2/7/25 @ 100.88 66,675
45,000 OneMain Finance Corp., 4.00%, 9/15/30, Callable
9/15/25 @ 102 39,769
470,000 Synchrony Financial, 3.95%, 12/1/27, Callable
9/1/27 @ 100 454,675
2,256,770
Consumer Staples Distribution & Retail (0.2%):
20,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 4.63%, 1/15/27, Callable 2/7/25
@ 101.16(b) 19,500
50,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 3.50%, 3/15/29, Callable 2/7/25
@ 100.88(b) 45,500
45,000 C&S Group Enterprises LLC, 5.00%, 12/15/28,
Callable 2/7/25 @ 101.25(b) 38,025
15,000 Chobani LLC/Chobani Finance Corp., Inc., 7.63%,
7/1/29, Callable 1/1/26 @ 103.81(b) 15,450
20,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution, Inc., 9.00%, 2/15/29,
Callable 2/15/26 @ 104.5(b) 20,700
20,000 Performance Food Group, Inc., 4.25%, 8/1/29,
Callable 2/7/25 @ 102.13(b) 18,550
20,000 Performance Food Group, Inc., 6.13%, 9/15/32,
Callable 9/15/27 @ 103.06(b) 20,000
70,000 Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100 72,892
20,000 United Natural Foods, Inc., 6.75%, 10/15/28,
Callable 2/7/25 @ 101.69(b) 19,650
10,000 US Foods, Inc., 4.63%, 6/1/30, Callable 6/1/25 @
102.31(b) 9,387
10,000 US Foods, Inc., 7.25%, 1/15/32, Callable 9/15/26
@ 103.63(b) 10,312
20,000 US Foods, Inc., 5.75%, 4/15/33, Callable 10/15/27
@ 102.88(b) 19,400

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Consumer Staples Distribution & Retail, continued
$ 15,000 Walgreens Boots Alliance, Inc., 8.13%, 8/15/29,
Callable 8/15/26 @ 104.06 $ 14,794
324,160
Containers & Packaging (0.2%):
40,000 Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance plc, 4.00%, 9/1/29,
Callable 2/7/25 @ 102(b) 34,200
20,000 Ball Corp., 6.00%, 6/15/29, Callable 5/15/26 @ 103 20,100
20,000 Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100 16,975
15,000 Clydesdale Acquisition Holdings, Inc., 6.63%,
4/15/29, Callable 4/15/25 @ 103.31(b) 15,019
50,000 Clydesdale Acquisition Holdings, Inc., 8.75%,
4/15/30, Callable 4/15/25 @ 104.38(b) 50,500
20,000 Graphic Packaging International LLC, 3.75%, 2/1/30,
Callable 8/1/29 @ 100(b) 18,000
25,000 Graphic Packaging International LLC, 6.38%,
7/15/32, Callable 5/15/27 @ 103.19(b) 25,000
20,000 Mauser Packaging Solutions Holding Co., 7.88%,
4/15/27, Callable 2/15/25 @ 103.94(b) 20,400
35,000 Sealed Air Corp., 5.00%, 4/15/29, Callable 4/15/25
@ 102.5(b) 33,512
15,000 Sealed Air Corp./Sealed Air Corp. US, 6.13%,
2/1/28, Callable 2/7/25 @ 103.06(b) 14,963
248,669
Distributors (0.0%
†
):
10,000 LBM Acquisition LLC, 6.25%, 1/15/29, Callable
2/7/25 @ 101.56(b) 9,150
15,000 USI, Inc., 7.50%, 1/15/32, Callable 1/15/27 @
103.75(b) 15,525
24,675
Diversified Consumer Services (0.1%):
40,000 Service Corp. International, 5.75%, 10/15/32,
Callable 10/15/27 @ 102.88 38,750
20,000 Sotheby's, 7.38%, 10/15/27, Callable 1/18/25 @
100(b) 19,700
15,000 Wand NewCo. 3, Inc., 7.63%, 1/30/32, Callable
1/30/27 @ 103.81(b) 15,375
5,000 White Capital Term B 1Ln, 0.00%, 10/19/29(b) 5,004
78,829
Diversified REITs (0.4%):
45,000 Global Net Lease, Inc./Global Net Lease Operating
Partnership LP, 3.75%, 12/15/27, Callable 9/15/27
@ 100(b) 41,063
35,000 Piedmont Operating Partnership LP, 2.75%, 4/1/32,
Callable 1/1/32 @ 100^ 27,809
112,000 Store Capital LLC, 2.75%, 11/18/30, Callable
8/18/30 @ 100 96,282
30,000 Uniti Group, LP/Uniti Group Finance, Inc./CSL
Capital LLC, 10.50%, 2/15/28, Callable 9/15/25 @
105.25(b) 31,988
331,000 Ventas Realty LP, 4.75%, 11/15/30, Callable
8/15/30 @ 100 323,163
101,000 WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29
@ 100 95,896
616,201
Principal Amount Value
Corporate Bonds, continued
Diversified Telecommunication Services (0.9%):
$ 110,000 AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29
@ 100 $ 106,339
70,000 AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46
@ 100 64,343
15,000 Cogent Communications Group, Inc./Cogent
Communications Finance, Inc., 7.00%, 6/15/27,
Callable 1/18/25 @ 103.5(b) 14,962
25,000 Consolidated Communications, Inc., 5.00%,
10/1/28, Callable 1/18/25 @ 102.5(b) 23,188
15,000 Frontier Communications Holdings LLC, 5.88%,
10/15/27, Callable 2/7/25 @ 101.47(b) 14,944
8,244 Frontier Communications Holdings LLC, 5.88%,
11/1/29, Callable 1/18/25 @ 102.94 8,182
35,000 Frontier Communications Holdings LLC, 8.75%,
5/15/30, Callable 5/15/25 @ 104.38(b) 36,838
299,000 Verizon Communications, Inc., 2.55%, 3/21/31,
Callable 12/21/30 @ 100 257,614
213,000 Warnermedia Holdings, Inc., 3.76%, 3/15/27,
Callable 2/15/27 @ 100 205,125
64,000 Warnermedia Holdings, Inc., 4.05%, 3/15/29,
Callable 1/15/29 @ 100 59,567
110,000 Warnermedia Holdings, Inc., 4.28%, 3/15/32,
Callable 12/15/31 @ 100 96,777
155,000 Warnermedia Holdings, Inc., 5.05%, 3/15/42,
Callable 9/15/41 @ 100 124,298
234,000 Warnermedia Holdings, Inc., 5.14%, 3/15/52,
Callable 9/15/51 @ 100 174,030
45,000 Windstream Services LLC/Windstream Escrow
Finance Corp., 8.25%, 10/1/31, Callable 10/1/27
@ 104.13(b) 46,462
15,000 Zayo Group Holdings, Inc., 4.00%, 3/1/27, Callable
2/7/25 @ 100(b) 13,838
1,246,507
Electric Utilities (0.6%):
20,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 4.25%, 10/15/27, Callable 2/7/25 @
101.06(b) 19,025
130,000 Cleco Corporate Holdings LLC, 3.38%, 9/15/29,
Callable 6/15/29 @ 100 116,838
160,000 Duquesne Light Holdings, Inc., 2.78%, 1/7/32,
Callable 10/7/31 @ 100(b) 132,190
110,000 Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30
@ 100 105,051
25,000 NextEra Energy Operating Partners LP, 7.25%,
1/15/29, Callable 10/15/28 @ 100(b) 25,500
15,000 NRG Energy, Inc., 5.75%, 1/15/28, Callable 1/23/25
@ 100.96 14,906
30,000 NRG Energy, Inc., 3.38%, 2/15/29, Callable 1/18/25
@ 101.69(b) 27,188
25,000 NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26
@ 101.81(b) 21,781
20,000 NRG Energy, Inc., 6.25%, 11/1/34, Callable 11/1/29
@ 103.13(b) 19,575
100,000 Puget Energy, Inc., 4.10%, 6/15/30, Callable
3/15/30 @ 100 94,235
141,000 Puget Energy, Inc., 4.22%, 3/15/32, Callable
12/15/31 @ 100 129,260
25,000 TerraForm Power Operating LLC, 5.00%, 1/31/28,
Callable 7/31/27 @ 100(b) 24,000

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 17,701 Topaz Solar Farms LLC, 5.75%, 9/30/39(b) $ 17,258
70,000 Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable
1/18/25 @ 100(b) 68,425
25,000 Vistra Operations Co. LLC, 7.75%, 10/15/31,
Callable 10/15/26 @ 103.88(b) 26,156
841,388
Electrical Equipment (0.0%
†
):
40,000 Vertiv Group Corp., 4.13%, 11/15/28, Callable
2/7/25 @ 102.06(b) 37,750
Electronic Equipment, Instruments & Components (0.1%):
70,000 Coherent Corp., 5.00%, 12/15/29, Callable 2/7/25
@ 102.5(b) 66,588
15,000 Insight Enterprises, Inc., 6.63%, 5/15/32, Callable
5/15/27 @ 103.31(b) 15,037
81,625
Energy Equipment & Services (0.0%
†
):
20,000 Kodiak Gas Services LLC, 7.25%, 2/15/29, Callable
2/15/26 @ 103.63(b) 20,375
15,000 Nabors Industries, Inc., 8.88%, 8/15/31, Callable
8/15/27 @ 104.44(b) 13,800
15,000 Summit Midstream Holdings LLC, 8.63%, 10/31/29,
Callable 7/31/26 @ 104.31(b) 15,506
49,681
Entertainment (0.0%
†
):
40,000 ROBLOX Corp., 3.88%, 5/1/30, Callable 2/7/25 @
101.94(b) 35,950
Financial Services (1.9%):
10,000 Acuris Finance U.S., Inc./Acuris Finance SARL,
5.00%, 5/1/28, Callable 2/7/25 @ 102.5(b) 9,025
20,000 Acuris Finance U.S., Inc./Acuris Finance SARL,
9.00%, 8/1/29, Callable 8/1/26 @ 104.5(b) 19,150
15,000 APH Somerset Investor 2 LLC/APH2 Somerset
Investor 2 LLC/APH3 Somerset Investor 2 LLC,
7.88%, 11/1/29, Callable 11/1/26 @ 103.94(b) 15,150
10,000 Arsenal AIC Parent LLC, 8.00%, 10/1/30, Callable
10/1/26 @ 104(b) 10,350
10,000 Ascent Resources Utica Holdings LLC/ARU Finance
Corp., 6.63%, 10/15/32, Callable 10/15/27 @
103.31(b) 9,900
224,000 Athene Global Funding, 5.34%, 1/15/27(b) 225,366
101,000 Athene Global Funding, 5.58%, 1/9/29(b) 102,152
15,000 Avis Budget Car Rental LLC/Avis Budget Finance,
Inc., 8.25%, 1/15/30, Callable 1/15/26 @ 104.13(b) 15,337
480,000 Blackstone Private Credit Fund, 4.70%, 3/24/25 479,480
15,000 Block, Inc., 2.75%, 6/1/26, Callable 5/1/26 @ 100 14,419
25,000 Block, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100 22,000
20,000 Block, Inc., 6.50%, 5/15/32, Callable 5/15/27 @
103.25(b) 20,175
40,000 Cobra AcquisitionCo LLC, 6.38%, 11/1/29, Callable
2/7/25 @ 103.19(b) 34,300
190,000 Corebridge Financial, Inc., 3.65%, 4/5/27, Callable
3/5/27 @ 100 184,732
130,000 Corebridge Financial, Inc., 3.90%, 4/5/32, Callable
1/5/32 @ 100 117,626
70,000 Corebridge Financial, Inc., 4.40%, 4/5/52, Callable
10/5/51 @ 100 56,118
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 30,000 EMRLD Borrower LP/Emerald Co.-Issuer, Inc.,
6.63%, 12/15/30, Callable 6/15/26 @ 103.31(b) $ 29,963
60,000 Equitable Holdings, Inc., 4.57%, 2/15/29, Callable
11/15/28 @ 100(b) 58,446
20,000 Focus Financial Partners LLC, 6.75%, 9/15/31,
Callable 9/15/27 @ 103.38(b) 19,800
10,000 Greystar Real Estate Partners LLC, 7.75%, 9/1/30,
Callable 9/1/26 @ 103.88(b) 10,537
15,000 HAT Holdings I LLC/HAT Holdings II LLC, 8.00%,
6/15/27, Callable 3/15/27 @ 100(b) 15,600
45,000 Hightower Holding LLC, 6.75%, 4/15/29, Callable
2/7/25 @ 103.38(b) 44,663
50,000 HUB International, Ltd., 5.63%, 12/1/29, Callable
2/7/25 @ 102.81(b) 48,313
35,000 HUB International, Ltd., 7.25%, 6/15/30, Callable
6/15/26 @ 103.63(b) 35,875
100,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100 94,375
10,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 10.00%, 11/15/29, Callable 5/15/29 @
100(b) 10,025
70,000 Jackson Financial, Inc., 5.17%, 6/8/27, Callable
5/8/27 @ 100 70,278
17,000 Jackson Financial, Inc., 3.13%, 11/23/31, Callable
8/23/31 @ 100 14,443
76,000 Jackson Financial, Inc., 5.67%, 6/8/32, Callable
3/8/32 @ 100 76,365
20,000 Jane Street Group/JSG Finance, Inc., 4.50%,
11/15/29, Callable 2/7/25 @ 102.25(b) 18,650
15,000 Jane Street Group/JSG Finance, Inc., 6.13%,
11/1/32, Callable 11/1/27 @ 103.06(b) 14,813
15,000 Jefferson Capital Holdings LLC, 9.50%, 2/15/29,
Callable 2/15/26 @ 104.75(b) 15,825
15,000 Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 4.75%, 6/15/29, Callable 2/7/25 @
102.38(b) 14,119
14,546 Level 3 Financing, Inc., 11.00%, 11/15/29, Callable
3/22/27 @ 105.5(b) 16,328
35,000 Level 3 Financing, Inc., 4.50%, 4/1/30, Callable
3/22/26 @ 102.13(b) 28,962
40,000 Level 3 Financing, Inc., 3.88%, 10/15/30, Callable
3/22/25 @ 101.81(b) 31,800
20,000 Level 3 Financing, Inc., 4.00%, 4/15/31, Callable
3/22/25 @ 101.88(b) 15,750
25,000 MPT Operating Partnership LP/MPT Finance Corp.,
5.25%, 8/1/26, Callable 2/7/25 @ 100 23,000
75,000 MPT Operating Partnership LP/MPT Finance Corp.,
5.00%, 10/15/27, Callable 2/7/25 @ 100.83^ 63,094
35,000 MPT Operating Partnership LP/MPT Finance Corp.,
3.50%, 3/15/31, Callable 3/15/26 @ 101.75 22,050
20,000 Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29,
Callable 8/1/26 @ 103.25(b) 19,975
55,000 Olympus Water US Holding Corp., 4.25%, 10/1/28,
Callable 2/7/25 @ 102.13(b) 51,425
15,000 Sfa Issuer LLC, 11.00%, 12/15/29(b) 14,419
15,000 Shift4 Payments LLC/Shift4 Payments Finance Sub,
Inc., 6.75%, 8/15/32, Callable 8/15/27 @ 103.38(b) 15,206
87,000 Sun Communities Operating LP, 2.30%, 11/1/28,
Callable 9/1/28 @ 100 78,301

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 232,000 Sun Communities Operating LP, 2.70%, 7/15/31,
Callable 4/15/31 @ 100 $ 195,434
45,000 Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital
LLC, 6.00%, 1/15/30, Callable 2/7/25 @ 103(b) 39,488
15,000 VFH Parent LLC/Valor Co.-Issuer, Inc., 7.50%,
6/15/31, Callable 6/15/27 @ 103.75(b) 15,375
50,000 Wrangler Holdco Corp., 6.63%, 4/1/32, Callable
4/1/27 @ 103.31(b) 50,875
2,608,852
Food Products (0.1%):
15,000 Goat Holdco LLC, 6.75%, 2/1/32, Callable 2/1/28
@ 103.38(b) 14,794
70,000 Pilgrim's Pride Corp., 4.25%, 4/15/31, Callable
4/15/26 @ 102.13 64,488
18,000 Post Holdings, Inc., 4.50%, 9/15/31, Callable
9/15/26 @ 102.25(b) 16,110
45,000 Post Holdings, Inc., 6.38%, 3/1/33, Callable 9/1/27
@ 103.19(b) 43,987
15,000 Post Holdings, Inc., 6.25%, 10/15/34, Callable
10/15/29 @ 103.13(b) 14,662
154,041
Ground Transportation (0.0%
†
):
20,000 Genesee & Wyoming, Inc., 6.25%, 4/15/32, Callable
4/15/27 @ 103.13(b) 20,075
15,000 Hertz Corp. (The), 4.63%, 12/1/26, Callable 2/7/25
@ 101.16(b) 12,562
32,637
Health Care Equipment & Supplies (0.1%):
60,000 Medline Borrower LP, 3.88%, 4/1/29, Callable
2/7/25 @ 101.94(b) 55,500
15,000 Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co.-Issuer, 7.00%, 2/1/30,
Callable 8/1/26 @ 103.5(b) 15,150
15,000 Sotera Health Holdings LLC, 7.38%, 6/1/31, Callable
6/1/27 @ 103.69(b) 15,150
85,800
Health Care Providers & Services (1.2%):
30,000 180 Medical, Inc., 3.88%, 10/15/29, Callable
1/18/25 @ 101.94(b) 27,231
20,000 AHP Health Partners, Inc., 5.75%, 7/15/29, Callable
2/7/25 @ 102.88(b) 19,250
630,000 Centene Corp., 4.63%, 12/15/29, Callable 2/7/25
@ 102.31 592,200
45,000 CHS/Community Health Systems, Inc., 5.63%,
3/15/27, Callable 1/23/25 @ 101.41(b) 43,088
100,000 CHS/Community Health Systems, Inc., 6.00%,
1/15/29, Callable 1/23/25 @ 101.5(b) 89,500
35,000 CHS/Community Health Systems, Inc., 10.88%,
1/15/32, Callable 2/15/27 @ 105.44(b) 36,006
20,000 Coty, Inc./HFC Prestige Products, Inc./HFC Prestige
International US LLC, 6.63%, 7/15/30, Callable
7/16/26 @ 103.31(b) 20,250
62,000 CVS Health Corp., 5.00%, 1/30/29, Callable
12/30/28 @ 100 60,943
25,000 CVS Health Corp., 5.25%, 1/30/31, Callable
11/30/30 @ 100 24,324
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 55,000 DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @
102.31(b) $ 50,463
203,000 HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100 206,619
110,000 HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100 99,499
15,000 HealthEquity, Inc., 4.50%, 10/1/29, Callable 2/7/25
@ 102.25(b) 14,025
64,000 Humana, Inc., 3.70%, 3/23/29, Callable 2/23/29
@ 100 60,261
30,000 LifePoint Health, Inc., 11.00%, 10/15/30, Callable
10/15/26 @ 105.5(b) 32,925
20,000 Medline Borrower LP/Medline Co-Issuer, Inc.,
6.25%, 4/1/29, Callable 4/1/26 @ 103.13(b) 20,200
5,000 ModivCare, Inc., 5.00%, 10/1/29, Callable 2/7/25
@ 102.5(b) 2,950
15,000 Molina Healthcare, Inc., 3.88%, 11/15/30, Callable
8/17/30 @ 100(b) 13,350
45,000 Organon & Co./Organon Foreign Debt Co.-Issuer
B.V., 4.13%, 4/30/28, Callable 2/7/25 @ 102.06(b) 42,244
13,830 Radiology Partners, Inc., 7.78%, 1/31/29, Callable
2/7/25 @ 100(b) 13,623
15,000 Sally Holdings LLC/Sally Capital, Inc., 6.75%,
3/1/32, Callable 3/1/27 @ 103.38^ 15,037
20,000 Select Medical Corp., 6.25%, 12/1/32, Callable
12/1/27 @ 103.13(b) 19,250
20,000 Surgery Center Holdings, Inc., 7.25%, 4/15/32,
Callable 4/15/27 @ 103.63(b) 20,350
125,000 Tenet Healthcare Corp., 6.13%, 10/1/28, Callable
2/7/25 @ 101.53 124,531
40,000 Tenet Healthcare Corp., 4.38%, 1/15/30, Callable
2/7/25 @ 102.19 37,150
20,000 Toledo Hospital (The), 6.02%, 11/15/48 17,725
10,000 US Acute Care Solutions LLC, 9.75%, 5/15/29,
Callable 5/15/26 @ 104.88(b) 10,187
20,000 US Renal Care, Inc., 10.63%, 7/15/27, Callable
2/7/25 @ 100(b) 14,000
1,727,181
Health Care REITs (0.8%):
20,000 CTR Partnership LP/CareTrust Capital Corp., 3.88%,
6/30/28, Callable 3/30/28 @ 100(b) 18,850
98,000 Healthcare Realty Holdings LP, 3.10%, 2/15/30,
Callable 11/15/29 @ 100 87,849
350,000 Omega Healthcare Investors, Inc., 4.50%, 4/1/27,
Callable 1/1/27 @ 100 345,352
435,000 Omega Healthcare Investors, Inc., 3.63%, 10/1/29,
Callable 7/1/29 @ 100 400,176
230,000 Sabra Health Care LP, 3.20%, 12/1/31, Callable
9/1/31 @ 100 197,513
1,049,740
Health Care Technology (0.0%
†
):
25,000 Clarivate Science Holdings Corp., 4.88%, 7/1/29,
Callable 1/18/25 @ 102.44(b) 23,219
Hotel & Resort REITs (0.1%):
35,000 Service Properties Trust, 5.50%, 12/15/27, Callable
9/15/27 @ 100 32,769
40,000 Service Properties Trust, 4.95%, 10/1/29, Callable
7/1/29 @ 100^ 31,800
64,569

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure (0.3%):
$ 5,000 Caesars Entertain, Inc., 6.00%, 10/15/32, Callable
10/15/27 @ 103(b) $ 4,819
6,000 Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable
1/18/25 @ 102.03(b) 6,038
65,000 Caesars Entertainment, Inc., 4.63%, 10/15/29,
Callable 1/18/25 @ 102.31(b) 60,694
45,000 Churchill Downs, Inc., 6.75%, 5/1/31, Callable
5/1/26 @ 103.38(b) 45,394
10,000 ClubCorp Holdings, Inc., 8.50%, 9/15/25, Callable
2/7/25 @ 100(b) 9,825
45,000 Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc., 6.75%, 1/15/30, Callable 2/7/25
@ 103.38(b) 41,513
75,000 Hilton Domestic Operating Co., Inc., 5.88%,
3/15/33, Callable 3/15/28 @ 102.94(b) 73,594
15,000 Hilton Grand Vacations Borrower LLC/Hilton Grand
Vacations Borrower, Inc., 5.00%, 6/1/29, Callable
2/7/25 @ 102.5(b) 14,062
15,000 Hilton Grand Vacations Borrower LLC/Hilton Grand
Vacations Borrower, Inc., 6.63%, 1/15/32, Callable
1/15/27 @ 103.31(b) 15,000
20,000 Jacobs Entertainment, Inc., 6.75%, 2/15/29,
Callable 2/15/25 @ 103.38(b) 19,200
25,000 Life Time, Inc., 6.00%, 11/15/31, Callable 11/15/27
@ 103(b) 24,687
15,000 Marriott Ownership Resorts, Inc., 4.50%, 6/15/29,
Callable 2/7/25 @ 102.25(b) 13,987
15,000 PF Changs Term B 1Ln, 0.00%, 3/1/26(b) 14,432
20,000 Wynn Resorts Finance LLC/Wynn Resorts Capital
Corp., 7.13%, 2/15/31, Callable 11/15/30 @ 100(b) 20,825
15,000 Wynn Resorts Finance LLC/Wynn Resorts Capital
Corp., 6.25%, 3/15/33, Callable 9/15/27 @
103.13(b) 14,737
70,000 Yum! Brands, Inc., 4.63%, 1/31/32, Callable
10/1/26 @ 102.31 64,750
443,557
Household Durables (0.2%):
20,000 Ashton Woods USA LLC/Ashton Woods Finance Co.,
4.63%, 4/1/30, Callable 4/1/25 @ 102.31(b) 18,100
15,000 Beazer Homes USA, Inc., 7.50%, 3/15/31, Callable
3/15/27 @ 103.75(b) 15,094
20,000 Century Communities, Inc., 3.88%, 8/15/29,
Callable 2/15/29 @ 100(b) 17,850
15,000 Landsea Homes Corp., 8.88%, 4/1/29, Callable
4/1/26 @ 104.44(b) 14,962
15,000 LGI Homes, Inc., 8.75%, 12/15/28, Callable
12/15/25 @ 104.38(b) 15,675
15,000 LGI Homes, Inc., 7.00%, 11/15/32, Callable
11/15/27 @ 103.5(b) 14,775
10,000 Newell Brands, Inc., 6.38%, 5/15/30, Callable
2/15/30 @ 100 10,000
15,000 Newell Brands, Inc., 6.63%, 5/15/32, Callable
2/15/32 @ 100 15,075
20,000 Newell Brands, Inc., 6.88%, 4/1/36, Callable
10/1/35 @ 100 20,200
30,000 Tempur Sealy International, Inc., 4.00%, 4/15/29,
Callable 2/7/25 @ 102(b) 27,600
15,000 Tempur Sealy International, Inc., 3.88%, 10/15/31,
Callable 10/15/26 @ 101.94(b) 13,088
Principal Amount Value
Corporate Bonds, continued
Household Durables, continued
$ 30,000 TopBuild Corp., 4.13%, 2/15/32, Callable 10/15/26
@ 102.06(b) $ 26,513
14,998 Traeger Grills Term B, 0.00%, 6/29/28(b) 14,584
14,952 Weber Stephen Products, 0.00%, 10/30/27(b) 14,882
4,987 Weber Stephen Products Term, 0.00%, 10/30/27(b) 4,968
243,366
Household Products (0.0%
†
):
20,000 Central Garden & Pet Co., 4.13%, 4/30/31, Callable
4/30/26 @ 102.06(b) 17,650
20,000 Kronos Acquisition Holdings, Inc., 8.25%, 6/30/31,
Callable 6/30/27 @ 104.13(b) 19,050
15,000 Kronos Acquisition Holdings, Inc., 10.75%, 6/30/32,
Callable 6/30/27 @ 105.38(b) 13,800
50,500
Independent Power and Renewable Electricity Producers
(0.5%):
350,000 AES Corp. (The), 3.30%, 7/15/25, Callable 6/15/25
@ 100(b) 346,195
280,000 AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30
@ 100(b) 257,779
20,000 Clearway Energy Operating LLC, 4.75%, 3/15/28,
Callable 1/18/25 @ 102.38(b) 19,100
15,000 Leeward Renewable Energy Operations LLC, 4.25%,
7/1/29, Callable 2/7/25 @ 102.13(b) 13,687
15,000 Lightning Power LLC, 7.25%, 8/15/32, Callable
8/15/27 @ 103.63(b) 15,394
20,000 Pattern Energy Operations LP/Pattern Energy
Operations, Inc., 4.50%, 8/15/28, Callable 2/7/25
@ 102.25(b) 18,675
25,000 Sunnova Energy Corp., 5.88%, 9/1/26, Callable
2/7/25 @ 101.47(b) 20,687
691,517
Industrial Conglomerates (0.1%):
50,000 Brand Industrial Services, Inc., 10.38%, 8/1/30,
Callable 8/1/26 @ 105.19(b) 50,812
15,000 Global Partners LP/GLP Finance Corp., 8.25%,
1/15/32, Callable 1/15/27 @ 104.13(b) 15,413
5,913 GrafTech Term, 0.00%, 11/8/29(b) 5,913
10,347 GrafTech Term, 0.00%, 11/8/29(b) 9,900
15,000 Roller Bearing Co. of America, Inc., 4.38%,
10/15/29, Callable 2/7/25 @ 102.19(b) 13,950
95,988
Insurance (0.8%):
25,000 Acrisure LLC/Acrisure Finance, Inc., 8.50%, 6/15/29,
Callable 6/15/26 @ 104.25(b) 26,000
35,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 5.88%, 11/1/29, Callable 2/7/25 @
102.94(b) 33,425
20,000 AmWINS Group, Inc., 4.88%, 6/30/29, Callable
2/7/25 @ 102.44(b) 18,750
15,000 AssuredPartners, Inc., 5.63%, 1/15/29, Callable
2/7/25 @ 101.41(b) 15,131
20,000 AssuredPartners, Inc., 7.50%, 2/15/32, Callable
2/15/27 @ 103.75(b) 21,550
19,949 Asurion Term, 0.00%, 8/19/28(b) 19,878
20,000 BroadStreet Partners, Inc., 5.88%, 4/15/29, Callable
2/7/25 @ 102.94(b) 19,350

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Insurance, continued
$ 340,000 Five Corners Funding Trust II, 2.85%, 5/15/30,
Callable 2/15/30 @ 100(b) $ 302,716
160,000 Pacific LifeCorp, 5.13%, 1/30/43(b) 147,322
250,000 Peachtree Corners Funding Trust, 3.98%, 2/15/25(b) 249,437
20,000 Ryan Specialty LLC, 4.38%, 2/1/30, Callable 2/7/25
@ 102.19(b) 18,750
25,000 Ryan Specialty LLC, 5.88%, 8/1/32, Callable 8/1/27
@ 102.94(b) 24,656
20,000 Station Casinos LLC, 6.63%, 3/15/32, Callable
3/15/27 @ 103.31(b) 19,875
280,000 Unum Group, 4.00%, 6/15/29, Callable 3/15/29
@ 100 268,579
1,185,419
IT Services (0.0%
†
):
15,000 Amentum Holdings, Inc., 7.25%, 8/1/32, Callable
8/1/27 @ 103.63(b) 15,094
Leisure Products (0.0%
†
):
15,000 Amer Sports Co., 6.75%, 2/16/31, Callable 2/16/27
@ 103.38(b) 15,169
10,000 Fiesta Purchaser, Inc., 7.88%, 3/1/31, Callable
3/1/27 @ 103.94(b) 10,325
10,000 Fiesta Purchaser, Inc., 9.63%, 9/15/32, Callable
9/15/27 @ 104.81(b) 10,450
5,000 Mattel, Inc., 5.88%, 12/15/27, Callable 2/7/25 @
101.47(b) 5,015
15,000 Mattel, Inc., 6.20%, 10/1/40 14,801
55,760
Life Sciences Tools & Services (0.0%
†
):
20,000 Charles River Laboratories International, Inc.,
4.25%, 5/1/28, Callable 1/23/25 @ 101.42(b) 18,975
15,000 Charles River Laboratories International, Inc.,
3.75%, 3/15/29, Callable 2/7/25 @ 101.88(b) 13,744
32,719
Machinery (0.1%):
5,000 Barnes Group, 0.00%, 12/11/31(b) 4,997
10,000 Cougar JV Subsidiary LLC, 8.00%, 5/15/32, Callable
5/15/27 @ 104(b) 10,350
20,000 Esab Corp., 6.25%, 4/15/29, Callable 4/15/26 @
103.13(b) 20,200
20,000 Gates Corp., 6.88%, 7/1/29, Callable 7/1/26 @
103.44(b) 20,350
35,000 GrafTech Finance, Inc., 4.63%, 12/15/28, Callable
2/7/25 @ 101.16(b) 25,900
20,000 GrafTech Global Enterprises, Inc., 9.88%, 12/15/28,
Callable 12/15/25 @ 104.94(b) 18,900
20,000 ITT Holdings LLC, 6.50%, 8/1/29, Callable 2/7/25
@ 103.25(b) 18,250
20,000 Madison IAQ LLC, 4.13%, 6/30/28, Callable 2/7/25
@ 102.06(b) 18,900
20,000 Madison IAQ LLC, 5.88%, 6/30/29, Callable 2/7/25
@ 102.94(b) 18,850
15,000 Mueller Water Products, Inc., 4.00%, 6/15/29,
Callable 2/7/25 @ 102(b) 13,838
170,535
Media (1.2%):
45,000 Allen Media LLC/Allen Media Co.-Issuer, Inc.,
10.50%, 2/15/28, Callable 2/7/25 @ 105.25(b) 20,644
Principal Amount Value
Corporate Bonds, continued
Media, continued
$ 10,000 Arches Buyer, Inc., 4.25%, 6/1/28, Callable 2/7/25
@ 101.06(b) $ 9,113
15,000 Arches Buyer, Inc., 6.13%, 12/1/28, Callable 2/7/25
@ 101.53(b) 13,312
165,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 3/1/30, Callable 2/7/25 @ 102.38(b) 150,563
25,000 Central Parent LLC/CDK Global II LLC/CDK Financing
Co., Inc., 8.00%, 6/15/29, Callable 6/15/25 @
104(b) 25,312
68,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.10%, 6/1/29,
Callable 5/1/29 @ 100 69,346
16,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 2.30%, 2/1/32,
Callable 11/1/31 @ 100 12,684
160,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.40%, 4/1/33,
Callable 1/1/33 @ 100 142,927
47,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.55%, 6/1/34,
Callable 3/1/34 @ 100 48,062
80,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.38%, 5/1/47,
Callable 11/1/46 @ 100 65,337
252,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.80%, 3/1/50,
Callable 9/1/49 @ 100 189,635
25,000 Clear Channel Outdoor Holdings, Inc., 9.00%,
9/15/28, Callable 9/15/25 @ 104.5(b) 26,188
15,000 Clear Channel Outdoor Holdings, Inc., 7.50%,
6/1/29, Callable 2/7/25 @ 103.75(b) 13,088
20,000 Clear Channel Outdoor Holdings, Inc., 7.88%,
4/1/30, Callable 10/1/26 @ 103.94(b) 20,500
20,000 CMG Media Corp., 8.88%, 6/18/29, Callable
1/18/25 @ 100(b) 15,000
70,000 CSC Holdings LLC, 4.63%, 12/1/30, Callable 12/1/25
@ 102.31(b) 36,750
130,000 CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25
@ 102.06(b) 94,250
10,000 Discovery Communications LLC, 4.13%, 5/15/29,
Callable 2/15/29 @ 100 9,315
40,000 DISH DBS Corp., 7.38%, 7/1/28, Callable 1/18/25
@ 101.84 28,400
45,000 DISH DBS Corp., 5.13%, 6/1/29 28,800
87,855 EchoStar Corp., 10.75%, 11/30/29, Callable
11/30/26 @ 105.38 94,334
41,465 EchoStar Corp., 6.75%, 11/30/30, Callable 11/30/26
@ 102 37,629
30,000 Gray Television, Inc., 4.75%, 10/15/30, Callable
10/15/25 @ 102.38(b) 16,275
55,000 Match Group Holdings II LLC, 3.63%, 10/1/31,
Callable 10/1/26 @ 101.81(b) 46,750
25,000 TEGNA, Inc., 4.75%, 3/15/26, Callable 2/7/25 @
101.19(b) 24,625
350,000 Time Warner Cable LLC, 6.75%, 6/15/39 343,806
35,000 Univision Communications, Inc., 6.63%, 6/1/27,
Callable 1/18/25 @ 101.66(b) 34,781

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Media, continued
$ 40,000 Univision Communications, Inc., 8.00%, 8/15/28,
Callable 8/15/25 @ 104(b) $ 40,650
1,658,076
Metals & Mining (0.1%):
20,000 ATI, Inc., 4.88%, 10/1/29, Callable 1/23/25 @
102.44 19,000
10,000 Cleveland-Cliffs, Inc., 6.88%, 11/1/29, Callable
11/1/26 @ 103.44(b) 9,850
20,000 Cleveland-Cliffs, Inc., 6.75%, 4/15/30, Callable
4/15/26 @ 103.38(b) 19,550
10,000 Cleveland-Cliffs, Inc., 7.38%, 5/1/33, Callable 5/1/28
@ 103.69(b) 9,800
15,000 Commercial Metals Co., 4.13%, 1/15/30, Callable
1/18/25 @ 102.06 13,725
15,000 Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @
101.94(b) 12,900
20,000 Panther Escrow Issuer LLC, 7.13%, 6/1/31, Callable
6/1/27 @ 103.56(b) 20,150
104,975
Mortgage Real Estate Investment Trusts (REITs) (0.0%
†
):
15,000 Rithm Capital Corp., 8.00%, 4/1/29, Callable 4/1/26
@ 104(b) 14,981
16,000 Starwood Property Trust, Inc., 4.75%, 3/15/25,
Callable 1/10/25 @ 100 16,000
20,000 Starwood Property Trust, Inc., 6.50%, 7/1/30,
Callable 1/1/30 @ 100(b) 19,950
50,931
Multi-Utilities (0.0%
†
):
55,000 Sempra, 6.00%, 10/15/39 56,378
Office REITs (0.2%):
290,000 Hudson Pacific Properties LP, 4.65%, 4/1/29,
Callable 1/1/29 @ 100^ 218,587
50,000 Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26
@ 100 47,624
266,211
Oil, Gas & Consumable Fuels (2.9%):
15,000 Aethon United BR LP/Aethon United Finance Corp.,
7.50%, 10/1/29, Callable 10/1/26 @ 103.75(b) 15,300
15,000 Alpha Generation LLC, 6.75%, 10/15/32, Callable
10/15/27 @ 103.38(b) 14,794
25,000 Apache Corp., 7.38%, 8/15/47 26,022
15,000 Archrock Partners LP/Archrock Partners Finance
Corp., 6.63%, 9/1/32, Callable 9/1/27 @ 103.31(b) 14,962
40,000 California Resources Corp., 8.25%, 6/15/29, Callable
6/15/26 @ 104.13(b) 40,450
15,000 Calumet Specialty Products Partners LP/Calumet
Finance Corp., 9.75%, 7/15/28, Callable 7/15/25
@ 104.88(b) 15,206
15,000 CITGO Petroleum Corp., 8.38%, 1/15/29, Callable
10/15/25 @ 104.19(b) 15,394
10,000 CNX Midstream Partners LP, 4.75%, 4/15/30,
Callable 4/15/25 @ 102.38(b) 9,125
15,000 CNX Resources Corp., 6.00%, 1/15/29, Callable
2/7/25 @ 103(b) 14,700
20,000 Columbia Pipelines Operating Co. LLC, 5.93%,
8/15/30, Callable 6/15/30 @ 100(b) 20,592
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 55,000 Columbia Pipelines Operating Co. LLC, 6.04%,
11/15/33, Callable 8/15/33 @ 100(b) $ 56,421
16,000 Columbia Pipelines Operating Co. LLC, 6.50%,
8/15/43, Callable 2/15/43 @ 100(b) 16,635
30,000 Columbia Pipelines Operating Co. LLC, 6.54%,
11/15/53, Callable 5/15/53 @ 100(b) 31,410
18,000 Columbia Pipelines Operating Co. LLC, 6.71%,
8/15/63, Callable 2/15/63 @ 100(b) 19,221
50,000 Comstock Resources, Inc., 6.75%, 3/1/29, Callable
1/23/25 @ 103.38^(b) 48,687
55,000 Continental Resources, Inc., 5.75%, 1/15/31,
Callable 7/15/30 @ 100(b) 54,473
5,000 CVR Energy Term B 1Ln, 0.00%, 12/30/27(b) 5,000
15,000 CVR Energy, Inc., 5.75%, 2/15/28, Callable 1/23/25
@ 101.92(b) 13,762
60,000 DCP Midstream Operating LP, 5.13%, 5/15/29,
Callable 2/15/29 @ 100 60,017
100,000 DCP Midstream Operating LP, 5.60%, 4/1/44,
Callable 10/1/43 @ 100 93,259
20,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 7.13%, 6/1/28, Callable 2/7/25 @ 103.56(b) 19,850
30,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 8.63%, 3/15/29, Callable 3/15/26 @
104.31(b) 30,937
18,000 Devon Energy Corp., 5.25%, 10/15/27, Callable
1/18/25 @ 100.88 18,000
15,000 DT Midstream, Inc., 4.13%, 6/15/29, Callable
2/7/25 @ 102.06(b) 13,987
190,000 Energy Transfer LP, 4.95%, 6/15/28, Callable
3/15/28 @ 100 189,468
35,000 Energy Transfer LP, 7.38%, 2/1/31, Callable 2/1/26
@ 103.69(b) 36,599
427,000 Energy Transfer LP, 5.00%, 5/15/50, Callable
11/15/49 @ 100 361,389
40,000 EnLink Midstream LLC, 5.63%, 1/15/28, Callable
7/15/27 @ 100(b) 40,262
65,000 EQM Midstream Partners LP, 4.50%, 1/15/29,
Callable 7/15/28 @ 100(b) 61,775
30,000 EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100 29,570
15,000 Expand Energy Corp, 4.75%, 2/1/32, Callable 2/1/27
@ 102.38 13,937
16,000 Genesis Energy LP/Genesis Energy Finance Corp.,
8.00%, 1/15/27, Callable 1/15/25 @ 102 16,200
25,000 Harvest Midstream I LP, 7.50%, 5/15/32, Callable
5/15/27 @ 103.75(b) 25,375
150,000 Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 148,474
109,000 Hess Corp., 7.30%, 8/15/31 120,644
610,000 Hess Corp., 5.60%, 2/15/41 600,831
15,000 Howard Midstream Energy Partners LLC, 7.38%,
7/15/32, Callable 7/15/27 @ 103.69(b) 15,244
20,000 Kinetik Holdings LP, 6.63%, 12/15/28, Callable
12/15/25 @ 103.31(b) 20,375
20,000 Kinetik Holdings LP, 5.88%, 6/15/30, Callable
6/15/25 @ 102.94(b) 19,625
15,000 Kraken Oil & Gas Partners LLC, 7.63%, 8/15/29,
Callable 8/15/26 @ 103.81(b) 14,437
20,000 Matador Resources Co., 6.50%, 4/15/32, Callable
4/15/27 @ 103.25(b) 19,750

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 10,000 Matador Resources Co., 6.25%, 4/15/33, Callable
4/15/28 @ 103.13(b) $ 9,700
408,000 Mesquite Energy, Inc., 7.25%, 2/15/23(a)(b)(d) —
20,000 Moss Creek Resources Holdings, Inc., 8.25%,
9/1/31, Callable 9/1/27 @ 104.13(b) 19,550
200,000 MPLX LP, 4.95%, 9/1/32, Callable 6/1/32 @ 100 192,808
20,000 Murphy Oil Corp., 6.00%, 10/1/32, Callable 10/1/27
@ 103 19,175
20,000 NGL Energy Operating LLC/NGL Energy Finance
Corp., 8.13%, 2/15/29, Callable 2/15/26 @
104.06(b) 20,200
20,000 Northern Oil & Gas, Inc., 8.75%, 6/15/31, Callable
6/15/26 @ 104.38(b) 20,650
112,000 Occidental Petroleum Corp., 7.50%, 5/1/31 122,220
33,000 ONEOK, Inc., 4.25%, 9/24/27, Callable 8/24/27
@ 100 32,455
34,000 ONEOK, Inc., 4.40%, 10/15/29, Callable 9/15/29
@ 100 32,968
67,000 ONEOK, Inc., 4.75%, 10/15/31, Callable 8/15/31
@ 100 65,032
30,000 PBF Holding Co. LLC/PBF Finance Corp., 6.00%,
2/15/28, Callable 2/7/25 @ 101.5 28,725
20,000 PBF Holding Co. LLC/PBF Finance Corp., 7.88%,
9/15/30, Callable 9/15/26 @ 103.94(b) 19,575
20,000 Permian Resources Operating LLC, 5.88%, 7/1/29,
Callable 2/7/25 @ 102.94(b) 19,575
30,000 Permian Resources Operating LLC, 7.00%, 1/15/32,
Callable 1/15/27 @ 103.5(b) 30,375
230,000 Sabine Pass Liquefaction LLC, 4.50%, 5/15/30,
Callable 11/15/29 @ 100 222,556
23,000 Sitio Royalties Operating Partnership LP/Sitio
Finance Corp., 7.88%, 11/1/28, Callable 11/1/25
@ 103.94(b) 23,575
5,000 Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27,
Callable 2/7/25 @ 101 4,981
60,000 Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28,
Callable 2/7/25 @ 101.96 59,625
20,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.00%, 1/15/32, Callable
7/15/26 @ 102 18,148
65,000 Venture Global LNG, Inc., 7.00%, 1/15/30, Callable
1/15/27 @ 103.5(b) 65,894
400,000 Western Midstream Operating LP, 4.50%, 3/1/28,
Callable 12/1/27 @ 100 391,292
220,000 Williams Cos., Inc. (The), 4.65%, 8/15/32, Callable
5/15/32 @ 100 208,796
4,030,034
Paper & Forest Products (0.0%
†
):
15,000 Magnera Corp., 7.25%, 11/15/31, Callable 11/15/27
@ 103.63(b) 14,606
Passenger Airlines (0.1%):
20,000 American Airlines, Inc., 7.25%, 2/15/28, Callable
2/15/25 @ 103.63(b) 20,450
20,000 American Airlines, Inc., 8.50%, 5/15/29, Callable
11/15/25 @ 104.25(b) 20,925
15,000 JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%,
9/20/31, Callable 8/27/27 @ 104.94(b) 15,900
Principal Amount Value
Corporate Bonds, continued
Passenger Airlines, continued
$ 10,000 OneSky Flight LLC, 8.88%, 12/15/29, Callable
12/15/26 @ 104.44(b) $ 10,025
67,300
Personal Care Products (0.0%
†
):
15,000 BellRing Brands, Inc., 7.00%, 3/15/30, Callable
3/15/27 @ 101.75(b) 15,375
Pharmaceuticals (0.0%
†
):
19,950 Lonza Specialty Ingredients Term B, 0.00%,
7/3/28(b) 19,531
Professional Services (0.0%
†
):
15,000 ASGN, Inc., 4.63%, 5/15/28, Callable 2/7/25 @
101.52(b) 14,212
15,000 TriNet Group, Inc., 7.13%, 8/15/31, Callable
8/15/26 @ 103.56(b) 15,225
29,437
Real Estate Management & Development (0.8%):
421,000 Brandywine Operating Partnership LP, 3.95%,
11/15/27, Callable 8/15/27 @ 100 398,142
288,000 Brandywine Operating Partnership LP, 8.30%,
3/15/28, Callable 2/15/28 @ 100 304,125
150,000 CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31
@ 100 127,677
98,000 COPT Defense Properties LP, 2.25%, 3/15/26,
Callable 2/15/26 @ 100 94,836
27,000 COPT Defense Properties LP, 2.00%, 1/15/29,
Callable 11/15/28 @ 100 23,747
85,000 COPT Defense Properties LP, 2.75%, 4/15/31,
Callable 1/15/31 @ 100 72,456
20,000 Kennedy-Wilson, Inc., 4.75%, 2/1/30, Callable
2/7/25 @ 102.38 17,625
100,000 Pine Street Trust II, 5.57%, 2/15/49, Callable
8/15/48 @ 100(b) 91,801
1,130,409
Retail REITs (0.8%):
100,000 Boston Properties LP, 6.75%, 12/1/27, Callable
11/1/27 @ 100 104,296
22,000 Kite Realty Group Trust, 4.75%, 9/15/30, Callable
6/15/30 @ 100 21,485
387,000 Tanger Properties LP, 3.13%, 9/1/26, Callable
6/1/26 @ 100 374,013
237,000 Tanger Properties LP, 2.75%, 9/1/31, Callable
6/1/31 @ 100 199,703
390,000 VICI Properties LP, 4.95%, 2/15/30, Callable
12/15/29 @ 100 382,478
1,081,975
Semiconductors & Semiconductor Equipment (0.7%):
35,000 Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30
@ 100(b) 30,250
597,000 Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32
@ 100(b) 494,682
490,000 Broadcom, Inc., 3.50%, 2/15/41, Callable 8/15/40
@ 100(b) 382,259
20,000 ON Semiconductor Corp., 3.88%, 9/1/28, Callable
2/7/25 @ 100.97(b) 18,650
30,000 Qorvo, Inc., 4.38%, 10/15/29, Callable 2/7/25 @
102.19 28,088

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$ 11,667 Wolfspeed, Inc., 9.88%, 6/23/30(b) $ 11,230
965,159
Software (0.1%):
10,000 AthenaHealth Group, Inc., 6.50%, 2/15/30, Callable
2/15/25 @ 103.25(b) 9,500
20,000 Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable
1/18/25 @ 102(b) 18,847
25,000 Cloud Software Group, Inc., 6.50%, 3/31/29,
Callable 9/30/25 @ 103.25(b) 24,500
60,000 Cloud Software Group, Inc., 9.00%, 9/30/29,
Callable 9/30/25 @ 104.5(b) 60,825
10,000 Ellucian Holdings, Inc., 6.50%, 12/1/29, Callable
12/1/26 @ 103.25(b) 10,025
20,000 Fair Isaac Corp., 4.00%, 6/15/28, Callable 1/23/25
@ 100(b) 18,775
20,000 McAfee Corp., 7.38%, 2/15/30, Callable 2/15/25
@ 103.69(b) 19,400
25,000 SS&C Technologies, Inc., 6.50%, 6/1/32, Callable
6/1/27 @ 103.25(b) 25,156
15,000 UKG, Inc., 6.88%, 2/1/31, Callable 2/1/27 @
103.44(b) 15,150
202,178
Specialized REITs (0.0%
†
):
17,000 VICI Properties LP, 5.75%, 4/1/34, Callable 1/1/34
@ 100 17,116
Specialty Retail (0.4%):
20,000 Asbury Automotive Group, Inc., 4.63%, 11/15/29,
Callable 2/7/25 @ 102.31(b) 18,650
30,000 At Home Group, Inc., 4.88%, 7/15/28, Callable
2/7/25 @ 101.63(b) 12,000
47,000 AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30
@ 100 45,559
200,000 AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30
@ 100 190,029
60,000 Bath & Body Works, Inc., 6.63%, 10/1/30, Callable
10/1/25 @ 103.31(b) 60,450
66,000 Carvana Co., 5.88%, 10/1/28, Callable 1/18/25 @
102.94(b) 59,730
10,000 Carvana Co., 4.88%, 9/1/29, Callable 9/1/25 @
101.22(b) 8,250
55,000 Carvana Co., 10.25%, 5/1/30, Callable 5/1/27 @
105.13(b) 57,200
20,000 Foot Locker, Inc., 4.00%, 10/1/29, Callable 2/7/25
@ 102(b) 17,225
15,000 Group 1 Automotive, Inc., 6.38%, 1/15/30, Callable
7/15/26 @ 103.19(b) 15,019
15,000 Michaels Cos., Inc. (The), 5.25%, 5/1/28, Callable
1/18/25 @ 101.31(b) 11,325
20,000 Staples, Inc., 10.75%, 9/1/29, Callable 9/1/26 @
105.38(b) 19,600
30,000 Staples, Inc., 12.75%, 1/15/30, Callable 6/15/27
@ 106.38(b) 23,325
20,000 Upbound Group, Inc., 6.38%, 2/15/29, Callable
2/7/25 @ 103.19(b) 19,300
30,000 Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26
@ 101.81(b) 25,500
583,162
Principal Amount Value
Corporate Bonds, continued
Technology Hardware, Storage & Peripherals (0.1%):
$ 10,000 Capstone Borrower, Inc., 8.00%, 6/15/30, Callable
6/15/26 @ 104(b) $ 10,300
90,000 CommScope LLC, 4.75%, 9/1/29, Callable 2/7/25
@ 102.38(b) 80,213
10,000 CPI CG, Inc., 10.00%, 7/15/29, Callable 7/15/26
@ 105(b) 10,650
30,000 SanDisk Term, 0.00%, 12/12/31(b) 29,437
130,600
Textiles, Apparel & Luxury Goods (0.1%):
15,000 Crocs, Inc., 4.13%, 8/15/31, Callable 8/15/26 @
102.06(b) 13,013
20,000 Kontoor Brands, Inc., 4.13%, 11/15/29, Callable
2/7/25 @ 102.06(b) 18,350
20,000 Levi Strauss & Co., 3.50%, 3/1/31, Callable 3/1/26
@ 101.75(b) 17,425
30,000 Wolverine World Wide, Inc., 4.00%, 8/15/29,
Callable 2/7/25 @ 102(b) 26,325
75,113
Tobacco (0.0%
†
):
20,000 Turning Point Brands, Inc., 5.63%, 2/15/26, Callable
1/18/25 @ 101.41(b) 19,850
Trading Companies & Distributors (0.3%):
290,000 Air Lease Corp., 3.38%, 7/1/25, Callable 6/1/25
@ 100 287,564
15,000 Beacon Roofing Supply, Inc., 6.50%, 8/1/30,
Callable 8/1/26 @ 103.25(b) 15,225
15,000 Fortress Transportation and Infrastructure Investors
LLC, 7.88%, 12/1/30, Callable 12/1/26 @ 103.94(b) 15,750
10,000 Fortress Transportation and Infrastructure Investors
LLC, 7.00%, 6/15/32, Callable 6/15/27 @ 103.5(b) 10,175
25,000 Foundation Building Materials, Inc., 6.00%, 3/1/29,
Callable 2/7/25 @ 103(b) 21,813
35,000 United Rentals North America, Inc., 6.13%,
3/15/34, Callable 3/15/29 @ 103.06(b) 34,737
385,264
Wireless Telecommunication Services (0.5%):
90,000 Sprint Capital Corp., 6.88%, 11/15/28 95,625
65,000 T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 1/18/25
@ 101.58 64,594
500,000 T-Mobile USA, Inc., 3.88%, 4/15/30, Callable
1/15/30 @ 100 470,769
630,988
Total Corporate Bonds (Cost $37,869,261) 35,783,946
Yankee Debt Obligations (6.3%):
Aerospace & Defense (0.1%):
30,000 Bombardier, Inc., 6.00%, 2/15/28, Callable 2/7/25
@ 103(b) 29,888
40,000 Bombardier, Inc., 7.00%, 6/1/32, Callable 6/1/27
@ 103.5(b) 40,650
15,000 Garda World Security Corp., 8.25%, 8/1/32, Callable
8/1/27 @ 104.13(b) 15,281
85,819
Air Freight & Logistics (0.0%
†
):
15,000 Azorra Finance, Ltd., 7.75%, 4/15/30, Callable
10/15/26 @ 103.88(b) 14,831

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Banks (1.4%):
$ 270,000 Barclays PLC, 5.09%, 6/20/30, Callable 6/20/29
@ 100 $ 262,806
200,000 Commonwealth Bank of Australia, 3.61% (H15T5Y),
9/12/34, Callable 9/12/29 @ 100(b) 183,355
550,000 Intesa Sanpaolo SpA, 5.71%, 1/15/26(b) 550,074
286,000 NatWest Group plc, 3.07% (H15T1Y), 5/22/28,
Callable 5/22/27 @ 100 273,483
513,000 Societe Generale SA, 1.49% (H15T1Y), 12/14/26,
Callable 12/14/25 @ 100(b) 495,031
32,000 UniCredit SpA, 5.86% (USISOA05), 6/19/32,
Callable 6/19/27 @ 100(b) 31,989
13,000 UniCredit SpA, 7.30% (USISOA05), 4/2/34, Callable
4/2/29 @ 100(b) 13,523
135,000 Westpac Banking Corp., 4.11% (H15T5Y), 7/24/34,
Callable 7/24/29 @ 100 126,895
1,937,156
Biotechnology (0.0%
†
):
10,000 Grifols SA, 4.75%, 10/15/28, Callable 2/7/25 @
102.38(b) 9,287
Capital Markets (0.7%):
680,000 Deutsche Bank AG, 4.50%, 4/1/25 678,281
15,000 Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27,
Callable 3/1/26 @ 104.38(b) 15,300
314,000 UBS Group AG, 1.49% (H15T1Y), 8/10/27, Callable
8/10/26 @ 100(b) 297,823
991,404
Chemicals (0.1%):
55,000 NOVA Chemicals Corp., 5.25%, 6/1/27, Callable
3/3/27 @ 100(b) 53,419
10,000 NOVA Chemicals Corp., 9.00%, 2/15/30, Callable
8/15/26 @ 104.5(b) 10,525
15,000 SNF Group SACA, 3.13%, 3/15/27, Callable 2/7/25
@ 101.56(b) 14,276
78,220
Commercial Services & Supplies (0.0%
†
):
15,000 GFL Environmental, Inc., 6.75%, 1/15/31, Callable
1/15/27 @ 103.38(b) 15,412
Consumer Staples Distribution & Retail (0.4%):
550,000 JBS USA Holding Lux Sarl/JBS USA Food Co./JBS
Lux Co. Sarl, 3.00%, 5/15/32, Callable 2/15/32
@ 100 458,641
131,000 JBS USA Holding Lux Sarl/JBS USA Food Co./JBS
Lux Co. Sarl, 5.75%, 4/1/33, Callable 1/1/33 @ 100 130,479
589,120
Containers & Packaging (0.0%
†
):
10,000 Intelligent Packaging, Ltd. Finco, Inc./Intelligent
Packaging, Ltd. Co.-Issuer LLC, 6.00%, 9/15/28,
Callable 2/7/25 @ 100(b) 9,850
15,000 OI European Group BV, 4.75%, 2/15/30, Callable
2/7/25 @ 102.38(b) 13,350
30,000 Trivium Packaging Finance BV, 5.50%, 8/15/26,
Callable 2/7/25 @ 100(b) 29,655
52,855
Diversified Consumer Services (0.0%
†
):
20,000 Mclaren Finance PLC, 7.50%, 8/1/26, Callable
2/7/25 @ 101.88(b) 19,925
Principal Amount Value
Yankee Debt Obligations, continued
Diversified Telecommunication Services (0.2%):
$ 100,000 Altice France SA, 5.13%, 1/15/29, Callable 2/7/25
@ 101.28(b) $ 75,375
40,000 Altice France SA, 5.13%, 7/15/29, Callable 2/7/25
@ 102.56(b) 30,000
30,000 Intelsat Jackson Holdings SA, 6.50%, 3/15/30,
Callable 3/15/25 @ 102(b) 27,527
20,000 Liquid Telecommunications Financing plc, 5.50%,
9/4/26, Callable 2/7/25 @ 101.38(b) 15,600
20,000 Telecom Italia Capital SA, 6.38%, 11/15/33 19,911
45,000 Telecom Italia Capital SA, 6.00%, 9/30/34 43,391
211,804
Electrical Equipment (0.0%
†
):
30,000 Sensata Technologies BV, 4.00%, 4/15/29, Callable
2/7/25 @ 102(b) 27,460
Energy Equipment & Services (0.0%
†
):
20,000 Valaris, Ltd., 8.38%, 4/30/30, Callable 4/30/26 @
104.19(b) 20,150
Financial Services (0.6%):
25,000 1011778 BC ULC/New Red Finance, Inc., 5.63%,
9/15/29, Callable 9/15/26 @ 102.81(b) 24,594
21,000 1375209 BC, Ltd., 9.00%, 1/30/28, Callable
1/18/25 @ 100^(b) 20,948
251,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100 250,585
209,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 2.45%, 10/29/26, Callable 9/29/26 @ 100 199,919
234,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 3.30%, 1/30/32, Callable 10/30/31 @ 100 203,499
25,000 GGAM Finance, Ltd., 7.75%, 5/15/26, Callable
11/15/25 @ 100(b) 25,387
30,000 GGAM Finance, Ltd., 8.00%, 2/15/27, Callable
8/15/26 @ 100(b) 30,930
10,000 GGAM Finance, Ltd., 6.88%, 4/15/29, Callable
4/15/26 @ 103.44(b) 10,113
15,000 Macquarie Airfinance Holdings, Ltd., 8.38%, 5/1/28,
Callable 5/1/25 @ 104.19(b) 15,722
5,000 Macquarie Airfinance Holdings, Ltd., 6.40%,
3/26/29, Callable 2/26/29 @ 100(b) 5,134
10,000 Macquarie Airfinance Holdings, Ltd., 8.13%,
3/30/29, Callable 9/30/25 @ 104.06(b) 10,551
25,000 NCL Finance, Ltd., 6.13%, 3/15/28, Callable
12/15/27 @ 100(b) 25,031
10,000 Sigma Holdco BV, 7.88%, 5/15/26, Callable 1/18/25
@ 100(b) 9,900
832,313
Health Care Providers & Services (0.0%
†
):
20,000 Jazz Securities DAC, 4.38%, 1/15/29, Callable
1/23/25 @ 102.19(b) 18,800
Hotels, Restaurants & Leisure (0.2%):
50,000 1011778 BC ULC/New Red Finance, Inc., 4.00%,
10/15/30, Callable 10/15/25 @ 102(b) 44,625
25,000 Carnival Corp., 7.00%, 8/15/29, Callable 8/15/26
@ 103.5(b) 26,000
30,000 Carnival Corp., 10.50%, 6/1/30, Callable 6/1/25 @
105.25(b) 32,025
40,000 Melco Resorts Finance, Ltd., 5.38%, 12/4/29,
Callable 2/7/25 @ 102.69(b) 36,600

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Hotels, Restaurants & Leisure, continued
$ 25,000 NCL Corp., Ltd., 8.38%, 2/1/28, Callable 2/1/25 @
104.19(b) $ 26,000
10,000 Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.,
8.00%, 8/1/30, Callable 8/1/25 @ 104(b) 10,250
20,000 Royal Caribbean Cruises, Ltd., 5.63%, 9/30/31,
Callable 9/30/27 @ 102.81(b) 19,675
65,000 Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33,
Callable 8/1/27 @ 103(b) 64,838
15,000 Studio City Co., Ltd., 7.00%, 2/15/27, Callable
2/7/25 @ 103.5(b) 15,056
30,000 Viking Cruises, Ltd., 9.13%, 7/15/31, Callable
7/15/26 @ 104.56(b) 32,175
307,244
Independent Power and Renewable Electricity Producers
(0.1%):
95,000 California Buyer, Ltd./Atlantica Sustainable
Infrastructure plc, 6.38%, 2/15/32, Callable
11/15/27 @ 103.19(b) 94,525
Insurance (0.1%):
5,000 Jones Deslauriers Insurance Management, Inc.,
10.50%, 12/15/30, Callable 12/15/25 @ 105.25(b) 5,387
200,000 Swiss Re Finance Luxembourg SA, 5.00%
(H15T5Y), 4/2/49, Callable 4/2/29 @ 100(b) 198,500
203,887
Metals & Mining (0.1%):
10,000 Alcoa Nederland Holding BV, 7.13%, 3/15/31,
Callable 3/15/27 @ 103.56(b) 10,293
55,000 ERO Copper Corp., 6.50%, 2/15/30, Callable
2/15/25 @ 103.25(b) 53,213
5,000 FMG Resources August 2006 Pty, Ltd., 4.50%,
9/15/27, Callable 6/15/27 @ 100(b) 4,854
10,000 Mineral Resources, Ltd., 8.00%, 11/1/27, Callable
2/7/25 @ 104(b) 10,188
20,000 Mineral Resources, Ltd., 9.25%, 10/1/28, Callable
10/1/25 @ 104.63(b) 20,900
99,448
Oil, Gas & Consumable Fuels (1.5%):
20,000 Baytex Energy Corp., 7.38%, 3/15/32, Callable
3/15/27 @ 103.69(b) 19,450
75,000 Canacol Energy, Ltd., 5.75%, 11/24/28, Callable
2/7/25 @ 102.88(b) 42,094
35,000 Consolidated Energy Finance SA, 12.00%, 2/15/31,
Callable 2/15/27 @ 106(b) 33,775
80,000 eG Global Finance PLC, 12.00%, 11/30/28, Callable
5/30/26 @ 106(b) 89,329
30,000 Parkland Corp., 6.63%, 8/15/32, Callable 8/15/27
@ 103.31(b) 29,737
205,000 Petroleos Mexicanos, 6.84%, 1/23/30, Callable
10/23/29 @ 100 186,909
120,000 Petroleos Mexicanos, 5.95%, 1/28/31, Callable
10/28/30 @ 100 101,250
460,000 Petroleos Mexicanos, 6.70%, 2/16/32, Callable
11/16/31 @ 100 400,200
1,662,000 Petroleos Mexicanos, 6.75%, 9/21/47 1,138,470
10,000 Seadrill Finance, Ltd., 8.38%, 8/1/30, Callable
8/1/26 @ 104.19(b) 10,150
Principal Amount Value
Yankee Debt Obligations, continued
Oil, Gas & Consumable Fuels, continued
$ 20,000 Teine Energy, Ltd., 6.88%, 4/15/29, Callable 2/7/25
@ 103.44(b) $ 19,325
27,000 Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable
2/7/25 @ 100(b) 26,933
42,500 Transocean, Inc., 8.75%, 2/15/30, Callable 2/15/26
@ 104.38(b) 43,775
40,000 Tullow Oil PLC, 10.25%, 5/15/26, Callable 2/7/25
@ 102.56(b) 34,450
2,175,847
Passenger Airlines (0.0%
†
):
60,000 VistaJet Malta Finance plc/Vista Management
Holding, Inc., 6.38%, 2/1/30, Callable 2/7/25 @
103.19(b) 52,132
Pharmaceuticals (0.1%):
40,000 Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable
2/7/25 @ 100(b) 39,000
37,000 Bausch Health Cos., Inc., 11.00%, 9/30/28(b) 35,150
74,150
Software (0.1%):
20,000 Elastic NV, 4.13%, 7/15/29, Callable 2/7/25 @
102.06(b) 18,481
60,000 Open Text Corp., 3.88%, 2/15/28, Callable 2/7/25
@ 100.97(b) 56,175
74,656
Sovereign Bond (0.3%):
250,000 Dominican Republic International Bond, 6.00%,
7/19/28(b) 247,813
230,000 Saudi Government International Bond, 3.25%,
10/22/30(b) 206,696
454,509
Technology Hardware, Storage & Peripherals (0.0%
†
):
15,000 Seagate HDD Cayman, 8.25%, 12/15/29, Callable
7/15/26 @ 104.13 15,975
Transportation Infrastructure (0.0%
†
):
35,000 Seaspan Corp., 5.50%, 8/1/29, Callable 2/7/25 @
102.75(b) 32,987
Wireless Telecommunication Services (0.3%):
50,000 LCPR Senior Secured Financing DAC, 5.13%,
7/15/29, Callable 2/7/25 @ 102.56^(b) 39,813
315,000 Millicom International Cellular SA, 6.25%, 3/25/29,
Callable 1/18/25 @ 103.13(b) 309,881
40,000 Millicom International Cellular SA, 4.50%, 4/27/31,
Callable 4/27/26 @ 102.25(b) 35,000
384,694
Total Yankee Debt Obligations (Cost $9,649,651) 8,874,610
U.S. Government Agency Mortgages (18.2%):
Federal Home Loan Mortgage Corporation (6.5%):
13,558 2.50%, 6/1/31, Pool #G18604 12,655
23,548 2.50%, 7/1/31, Pool #V61246 22,120
39,350 2.50%, 8/1/31, Pool #V61273 37,052
147,396 3.50%, 3/1/32, Pool #C91403 141,605
461,265 3.50%, 7/1/32, Pool #C91467 443,129
3,943 2.50%, 8/1/32, Pool #G18654 3,681
4,227 2.50%, 11/1/32, Pool #G18665 3,946
– 2.50%, 12/1/32, Pool #G18669 —

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 20,286 2.50%, 3/1/33, Pool #G18680 $ 18,894
7,997 2.50%, 4/1/33, Pool #G18683 7,448
46,309 3.00%, 4/1/33, Pool #G18684 43,488
4,184 2.50%, 5/1/33, Pool #G18687 3,897
– 2.50%, 7/1/33, Pool #G16661 —
18,694 3.00%, 4/1/34, Pool #G16829 17,932
176,349 3.50%, 10/1/34, Pool #C91793 162,834
373,310 4.00%, 5/1/37, Pool #C91938 355,797
16,308 3.50%, 4/1/40, Pool #V81744 14,771
33,830 3.50%, 5/1/40, Pool #V81750 30,641
29,272 3.50%, 6/1/40, Pool #V81792 26,513
19,099 3.50%, 8/1/40, Pool #V81886 17,297
14,436 3.50%, 9/1/40, Pool #V81958 13,076
21,271 4.50%, 1/1/41, Pool #A96051 20,715
21,504 4.50%, 3/1/41, Pool #A97673 20,881
118,486 2.00%, 3/1/41, Pool #SC0136 97,825
17,707 2.00%, 4/1/41, Pool #RB5108 14,839
34,217 4.50%, 4/1/41, Pool #A97942 33,224
115,693 5.00%, 6/1/41, Pool #G06596 116,884
18,306 2.00%, 7/1/41, Pool #RB5118 15,342
19,092 2.00%, 10/1/41, Pool #RB5131 16,000
412,611 4.50%, 1/1/42, Pool #G60517 394,844
126,750 2.00%, 4/1/42, Pool #SC0481 104,442
60,111 3.00%, 12/1/42, Pool #C04320 53,954
16,226 4.00%, 5/1/43, Pool #Q18481 15,175
21,103 4.00%, 7/1/43, Pool #Q19597 19,736
21,180 4.00%, 10/1/43, Pool #Q22499 19,808
72,114 3.50%, 1/1/44, Pool #G60271 66,375
17,927 4.00%, 1/1/44, Pool #V80950 16,732
142,311 3.50%, 1/1/44, Pool #G07922 128,812
85,611 4.00%, 1/1/45, Pool #Q30720 79,675
70,800 4.00%, 2/1/45, Pool #G07949 67,313
35,247 3.50%, 3/1/45, Pool #Q32008 32,126
15,992 3.50%, 3/1/45, Pool #Q32328 14,575
22,216 3.50%, 3/1/45, Pool #Q31974 20,248
90,291 3.50%, 5/1/45, Pool #Q33547 80,419
12,819 3.00%, 5/1/45, Pool #Q33468 11,436
96,178 3.00%, 6/1/45, Pool #Q34156 85,802
109,500 3.50%, 6/1/45, Pool #Q34164 97,530
17,147 3.50%, 6/1/45, Pool #Q33791 15,273
8,636 3.00%, 7/1/45, Pool #Q34979 7,570
25,889 3.00%, 7/1/45, Pool #Q34759 22,915
44,094 4.00%, 8/1/45, Pool #Q35845 41,812
7,133 4.00%, 9/1/45, Pool #Q37853 6,640
136,839 3.50%, 11/1/45, Pool #Q37467 124,722
2,887 4.00%, 11/1/45, Pool #Q38812 2,671
7,821 4.00%, 2/1/46, Pool #Q38782 7,381
10,934 4.00%, 2/1/46, Pool #Q38783 10,102
1,479 4.00%, 2/1/46, Pool #Q38879 1,413
21,778 4.00%, 4/1/46, Pool #V82292 20,665
5,623 4.00%, 4/1/46, Pool #Q39975 5,307
50,905 3.50%, 5/1/46, Pool #G60603 45,917
152,172 3.50%, 5/1/46, Pool #G60553 137,941
43,211 3.50%, 5/1/46, Pool #Q40647 38,706
135,913 3.50%, 9/1/46, Pool #Q43257 122,599
7,343 4.00%, 9/1/47, Pool #Q50433 6,940
13,915 4.00%, 10/1/47, Pool #Q51189 13,152
8,419 4.00%, 2/1/48, Pool #Q54192 7,848
100,064 4.00%, 5/1/48, Pool #Q55992 93,280
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 305,787 4.00%, 6/1/48, Pool #G67713 $ 280,123
38,042 4.00%, 7/1/48, Pool #Q59935 36,144
244,540 2.50%, 8/1/50, Pool #SD0430 202,260
295,393 2.50%, 10/1/50, Pool #SD7525 245,165
431,222 2.50%, 11/1/50, Pool #SD7530 357,739
28,546 2.50%, 2/1/51, Pool #RA4575 23,512
33,955 2.50%, 2/1/51, Pool #SD7535 28,180
23,214 2.50%, 3/1/51, Pool #RA4749 19,121
320,864 1.50%, 4/1/51, Pool #QC0798 237,166
540,785 3.00%, 5/1/51, Pool #QC1881 462,692
113,480 2.00%, 5/1/51, Pool #SD7541 89,954
11,864 2.00%, 7/1/51, Pool #QC4163 9,405
118,836 3.00%, 9/1/51, Pool #QC7496 101,640
274,950 2.00%, 10/1/51, Pool #RA6076 216,862
406,451 2.00%, 11/1/51, Pool #RA6241 320,582
159,864 2.00%, 11/1/51, Pool #RA6302 126,028
956,256 2.50%, 12/1/51, Pool #RA6435 788,435
74,993 3.00%, 12/1/51, Pool #QD3120 63,676
166,269 2.00%, 12/1/51, Pool #RA6510 131,802
251,485 2.00%, 2/1/52, Pool #RA6823 198,458
78,520 5.50%, 9/1/52, Pool #SD1579 78,092
88,730 5.00%, 11/1/52, Pool #SD1862 86,500
93,833 6.00%, 4/1/54, Pool #SD7569 95,439
34,416 6.50%, 6/1/54, Pool #SD5521 35,389
874,913 6.00%, 7/1/54, Pool #SD8447 879,396
39,852 6.50%, 9/1/54, Pool #SD6620 41,543
98,108 6.00%, 9/1/54, Pool #SD6419 99,688
125,735 6.00%, 11/1/54, Pool #RJ2748 127,283
9,136,616
Federal National Mortgage Association (7.5%):
53,539 2.50%, 6/1/29, Pool #MA3734 51,249
34,703 2.50%, 9/1/31, Pool #AS8012 32,388
161,746 2.50%, 12/1/32, Pool #CA3748 151,002
739 4.50%, 7/1/33, Pool #720240 737
1,434 4.50%, 7/1/33, Pool #729327 1,430
1,653 4.50%, 8/1/33, Pool #729713 1,634
9,402 4.50%, 8/1/33, Pool #729380 9,359
3,081 4.50%, 8/1/33, Pool #723124 2,970
1,833 4.50%, 8/1/33, Pool #727160 1,777
7,865 4.50%, 8/1/33, Pool #726928 7,592
6,203 4.50%, 8/1/33, Pool #726956 5,994
1,313 4.50%, 8/1/33, Pool #727029 1,310
3,671 4.50%, 9/1/33, Pool #734922 3,653
9,925 4.50%, 9/1/33, Pool #727147 9,880
16,169 4.50%, 12/1/33, Pool #AL5321 16,095
63,079 3.50%, 8/1/34, Pool #CA4090 60,546
12,031 6.00%, 10/1/34, Pool #AL2130 12,304
41,236 3.50%, 2/1/35, Pool #CA5291 39,004
24,668 4.50%, 9/1/35, Pool #AB8198 24,529
145,010 2.00%, 10/1/35, Pool #BK5705 129,290
223,216 6.00%, 5/1/36, Pool #745512 229,074
111,865 6.00%, 1/1/37, Pool #932030 114,917
21,219 6.00%, 3/1/37, Pool #889506 21,757
31,755 6.00%, 1/1/38, Pool #889371 32,814
11,689 6.00%, 3/1/38, Pool #889219 12,019
4,973 6.00%, 7/1/38, Pool #889733 5,120
29,281 4.50%, 3/1/39, Pool #AB0051 29,132
154,193 4.50%, 4/1/39, Pool #AB0043 153,417
120,212 2.50%, 8/1/39, Pool #MA3761 103,984

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 14,457 4.50%, 11/1/39, Pool #AC5442 $ 13,994
44,325 6.00%, 5/1/40, Pool #AL2129 45,640
41,433 2.00%, 10/1/40, Pool #FM4644 34,289
106,464 2.00%, 11/1/40, Pool #MA4176 88,762
15,742 2.00%, 12/1/40, Pool #MA4204 13,125
21,837 4.50%, 2/1/41, Pool #AH5580 21,263
16,794 2.00%, 2/1/41, Pool #MA4268 14,075
17,151 2.00%, 3/1/41, Pool #MA4287 14,374
50,705 2.00%, 4/1/41, Pool #CB0116 41,862
18,430 2.00%, 6/1/41, Pool #MA4364 15,445
36,944 2.00%, 6/1/41, Pool #FM7891 30,500
141,845 2.00%, 10/1/41, Pool #MA4446 118,875
396,657 1.50%, 11/1/41, Pool #MA4473 319,610
3,056 6.00%, 1/1/42, Pool #AL2128 3,032
722,771 2.00%, 5/1/42, Pool #FS4603 602,545
110,994 2.50%, 2/1/43, Pool #AB8465 94,585
117,108 4.50%, 3/1/44, Pool #AL5082 112,646
36,821 3.00%, 5/1/45, Pool #AS4972 32,049
22,791 5.00%, 6/1/45, Pool #AZ3448 22,950
29,166 3.00%, 8/1/45, Pool #AZ8288 25,385
83,006 3.00%, 8/1/45, Pool #AS5634 72,251
9,494 3.00%, 8/1/45, Pool #AZ3728 8,265
27,630 4.50%, 2/1/46, Pool #BM5199 26,696
24,214 4.50%, 8/1/46, Pool #AL9111 23,411
321,584 4.50%, 2/1/47, Pool #AL9846 311,014
23,543 3.00%, 5/1/49, Pool #MA3670 20,308
91,090 3.50%, 1/1/50, Pool #FS3728 83,467
171,246 1.50%, 12/1/50, Pool #CA8005 126,674
390,251 2.00%, 4/1/51, Pool #MA4305 305,607
224,164 2.50%, 4/1/51, Pool #FM6540 187,171
54,935 2.50%, 5/1/51, Pool #CB0388 45,249
58,349 2.50%, 5/1/51, Pool #MA4326 47,816
441,785 3.00%, 6/1/51, Pool #CB0850 378,877
410,142 1.50%, 6/1/51, Pool #MA4354 303,124
9,526 2.00%, 7/1/51, Pool #BT1461 7,551
74,728 3.00%, 8/1/51, Pool #FM9973 64,083
280,539 2.00%, 10/1/51, Pool #CB1801 222,398
211,032 2.00%, 10/1/51, Pool #CB1799 167,274
168,167 3.00%, 11/1/51, Pool #CB2164 144,766
186,357 2.00%, 11/1/51, Pool #FM9539 147,728
124,027 3.00%, 11/1/51, Pool #FM9632 106,737
292,617 2.00%, 11/1/51, Pool #FM9568 231,953
635,311 2.50%, 11/1/51, Pool #FM9501 524,778
158,342 2.50%, 12/1/51, Pool #CB2320 130,801
81,160 2.00%, 12/1/51, Pool #CB2348 64,338
460,144 2.00%, 12/1/51, Pool #CB2349 364,763
83,047 3.00%, 12/1/51, Pool #BT9503 70,693
53,842 3.00%, 12/1/51, Pool #CB2420 46,351
121,932 2.00%, 12/1/51, Pool #CB2350 96,172
112,976 2.50%, 12/1/51, Pool #CB2376 93,150
750,859 2.00%, 1/1/52, Pool #FS0286 591,325
546,171 2.00%, 2/1/52, Pool #CB2842 428,242
43,818 3.50%, 3/1/52, Pool #CB3128 39,014
171,931 5.50%, 10/1/52, Pool #CB4843 169,961
43,903 5.00%, 11/1/52, Pool #FS3295 43,013
81,847 5.00%, 11/1/52, Pool #FS3248 79,884
171,188 5.00%, 11/1/52, Pool #CB5128 167,481
41,528 5.50%, 6/1/53, Pool #CB6642 41,463
87,408 5.50%, 6/1/53, Pool #CB6527 87,083
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 86,799 6.00%, 6/1/53, Pool #CB6538 $ 88,337
269,284 5.50%, 7/1/53, Pool #CB6673 268,558
138,692 5.50%, 8/1/53, Pool #CB6911 138,444
133,547 6.50%, 9/1/53, Pool #CB7134 138,295
131,069 6.50%, 11/1/53, Pool #CB7520 135,348
200,001 6.50%, 6/1/54, Pool #DB4399 205,641
75,000 2.00%, 1/25/55, TBA 58,292
500,000 6.50%, 1/25/55, TBA 510,312
25,000 3.50%, 1/25/55, TBA 22,086
25,000 2.00%, 2/25/55, TBA 19,431
10,585,659
Government National Mortgage Association (4.2%):
2,338 5.00%, 6/15/34, Pool #629493 2,281
1,374 5.00%, 3/15/38, Pool #676766 1,357
1,277 5.00%, 4/15/38, Pool #672672 1,261
4,640 5.00%, 8/15/38, Pool #687818 4,583
36,548 5.00%, 1/15/39, Pool #705997 35,942
73,029 5.00%, 3/15/39, Pool #646746 73,759
494 5.00%, 3/15/39, Pool #697946 499
75,463 4.00%, 10/15/40, Pool #783143 71,521
20,585 4.00%, 10/20/40, Pool #4833 19,447
62,336 4.00%, 1/20/41, Pool #4922 58,889
170,887 4.50%, 3/20/41, Pool #4978 166,506
60,267 4.50%, 5/20/41, Pool #5055 58,721
125,319 4.00%, 5/20/41, Pool #5054 118,447
59,778 4.50%, 6/15/41, Pool #366975 57,613
40,006 4.50%, 6/20/41, Pool #5082 38,980
161,200 3.50%, 12/20/41, Pool #5258 147,487
282,703 4.00%, 1/20/42, Pool #5280 267,193
156,549 3.00%, 12/20/42, Pool #AA5872 136,410
100,995 3.00%, 12/20/42, Pool #MA0624 89,881
17,653 3.00%, 1/20/43, Pool #MA0698 15,656
220,479 3.50%, 2/20/43, Pool #MA0783 199,855
44,372 3.00%, 3/20/43, Pool #AD8812 39,087
29,151 3.50%, 3/20/43, Pool #AD8884 26,414
104,911 3.00%, 3/20/43, Pool #AA6146 92,809
11,692 3.50%, 4/20/43, Pool #AB9891 10,594
30,589 3.50%, 4/20/43, Pool #AD9075 27,716
2,545 4.00%, 7/20/44, Pool #MA2074 2,396
107,256 4.00%, 4/15/46, Pool #784232 99,845
16,390 3.50%, 7/20/46, Pool #784391 14,769
9,216 3.00%, 10/20/46, Pool #MA4003 8,101
482,904 3.00%, 12/20/46, Pool #MA4126 424,480
55,189 4.00%, 1/15/47, Pool #AX5857 51,973
48,281 4.00%, 1/15/47, Pool #AX5831 45,050
151,706 3.00%, 1/20/47, Pool #MA4195 133,352
91,919 3.00%, 2/20/47, Pool #MA4261 80,996
148,818 4.00%, 4/20/47, Pool #784303 137,944
153,204 4.00%, 4/20/47, Pool #784304 142,009
46,766 4.00%, 4/20/48, Pool #BG7744 43,957
42,818 4.00%, 4/20/48, Pool #BG3507 40,246
94,392 2.00%, 10/20/50, Pool #MA6930 75,526
260,571 2.00%, 11/20/50, Pool #MA6994 208,680
340,542 2.00%, 1/20/51, Pool #MA7135 272,273
247,792 2.00%, 2/20/51, Pool #MA7192 198,392
87,298 2.50%, 6/20/51, Pool #MA7418 72,940
384,819 2.50%, 8/20/51, Pool #MA7534 321,294
173,785 2.50%, 9/20/51, Pool #MA7589 145,096
409,167 2.50%, 2/20/52, Pool #MA7881 341,734

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31 , 2024 .
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 458,627 2.00%, 2/20/52, Pool #MA7880 $ 366,666
46,257 4.00%, 10/20/52, Pool #MA8346 42,662
652,963 4.50%, 4/20/53, Pool #MA8799 617,743
350,000 5.50%, 1/20/55, TBA 346,623
5,997,655
Total U.S. Government Agency Mortgages (Cost $28,750,393) 25,719,930
U.S. Treasury Obligations (34.0%):
U.S. Treasury Bonds (13.3%):
3,103,000 1.75%, 8/15/41 2,008,223
2,564,000 2.00%, 8/15/51 1,465,486
5,300,000 3.63%, 2/15/53 4,309,562
700,000 3.63%, 5/15/53 569,734
8,364,000 4.13%, 8/15/53 7,458,336
950,000 4.25%, 2/15/54 867,617
2,250,000 4.25%, 8/15/54 2,058,047
18,737,005
U.S. Treasury Notes (20.7%):
1,700,000 4.00%, 1/31/31 1,659,625
2,500,000 4.25%, 2/28/31 2,472,656
2,850,000 4.13%, 11/30/31 2,790,328
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$ 1,050,000 4.50%, 12/31/31 $ 1,050,874
60,000 4.13%, 11/15/32 58,547
10,800,000 3.50%, 2/15/33 10,050,750
3,200,000 3.38%, 5/15/33 2,942,000
790,000 4.00%, 2/15/34 756,796
7,800,000 3.88%, 8/15/34 7,380,750
29,162,326
Total U.S. Treasury Obligations (Cost $52,950,308) 47,899,331
Shares
Unaffiliated Investment Companies (2.6%):
Money Market Funds (2.6%):
584,865 BlackRock Liquidity FedFund, Institutional Class,
5.02%(e)(f) 584,865
3,098,824 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.33%(f) 3,098,824
Total Unaffiliated Investment Companies (Cost $3,683,689) 3,683,689
Total Investment Securities
(Cost $153,598,479 ) — 101.2% (g) 142,704,660
Net other assets (liabilities) — (1.2)% (1,644,451)
Net Assets — 100.0% $ 141,060,209
CVR—Contingency Valued Rights
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T10Y—10 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TBA—To Be Announced Security
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of December 31, 2024. The total value of securities on loan as of December 31, 2024 was $557,961.
+
This security, in part or entirely, represents an unfunded loan commitment.
(a) Security was valued using significant unobservable inputs as of December 31, 2024.
(b) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at December
31, 2024.
(d) Defaulted bond.
(e) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2024.
(f) The rate represents the effective yield at December 31, 2024.
(g) See Federal Tax Information listed in the Notes to the Financial Statements.
Amounts shown as “—“ are either $0 or round to less than $1.

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of December 31, 2024 :
Country Percentage
Australia 0.2%
Bermuda 0.1%
British Virgin Islands —%
†
Canada 0.4%
Cayman Islands 6.6%
Dominican Republic 0.2%
France 0.4%
Germany 0.5%
Ireland 0.5%
Italy 0.4%
Jersey 0.7%
Liberia 0.1%
Luxembourg 0.9%
Marshall Island —%
†
Mexico 1.3%
Netherlands 0.1%
Panama —%
†
Saudi Arabia 0.1%
Spain —%
†
Switzerland 0.2%
United Kingdom 0.6%
United States 86.7%
100.0%
† Represents less than 0.05%.

AZL Fidelity Institutional Asset Management Total Bond Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2024
Statement of Operations
For the Year Ended December 31, 2024
Assets:
Investment securities, at cost $ 153,598,479
aaa
aaa
Investment securities, at value(a) $ 142,704,660
Cash 174
Interest and dividends receivable 1,517,494
Receivable for investments sold 302,764
Receivable for TBA investments sold 38,933
Prepaid expenses 730
Total Assets 144,564,755
Liabilities:
Payable for investments purchased 1,719,813
Payable for TBA investments purchased 1,000,994
Payable for capital shares redeemed 71,799
Payable for collateral received on loaned securities 584,865
Management fees payable 59,421
Administration fees payable 25,318
Distribution fees payable 26,952
Custodian fees payable 2,236
Administrative and compliance services fees payable 646
Transfer agent fees payable 3,253
Trustee fees payable 1,351
Other accrued liabilities 7,898
Total Liabilities 3,504,546
Commitments and contingent liabilities^
Net Assets
$ 141,060,209
Net Assets Consist of:
Paid in capital $ 193,505,949
Total distributable earnings (52,445,740)
Net Assets
$ 141,060,209
Class 1
Net Assets $ 15,652,662
Shares of beneficial interest (unlimited number of shares authorized, no par value) 1,954,984
Net Asset Value (offering and redemption price per share) $ 8.01
Class 2
Net Assets $ 125,407,547
Shares of beneficial interest (unlimited number of shares authorized, no par value) 14,964,277
Net Asset Value (offering and redemption price per share) $ 8.38
(a) Includes securities on loan of $557,961.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 6,810,751
Dividends 189,950
Income from securities lending 27,083
Total Investment Income 7,027,784
Expenses:
Management fees 753,284
Administration fees 152,907
Distribution fees - Class 2 336,323
Custodian fees 8,274
Administrative and compliance services fees 4,630
Transfer agent fees 17,110
Trustee fees 14,233
Professional fees 13,859
Shareholder reports 4,971
Other expenses 14,232
Total expenses before reductions 1,319,823
Less Management fees contractually waived (15,065)
Net expenses 1,304,758
Net Investment Income/(Loss)
5,723,026
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities (4,694,349)
Net realized gains/(losses) on securities sold short 111,210
Change in net unrealized appreciation/depreciation on securities 1,505,355
Net realized and Change in net unrealized gains/losses on
investments
(3,077,784)
Change in Net Assets Resulting From Operations
$ 2,645,242

AZL Fidelity Institutional Asset Management Total Bond Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
univ
For the
Year Ended
December 31, 2024
For the
Year Ended
December 31, 2023
Change In Net Assets:
Operations:
Net investment income/(loss) $ 5,723,026 $ 7,798,049
Net realized gains/(losses) on investments (4,583,139) (32,657,091)
Change in unrealized appreciation/depreciation on investments 1,505,355 36,868,156
Change in net assets resulting from operations 2,645,242 12,009,114
Distributions to Shareholders:
Class 1 (946,814) (1,047,912)
Class 2 (6,851,238) (8,890,181)
Change in net assets resulting from distributions to shareholders (7,798,052) (9,938,093)
Capital Transactions:
Class 1
Proceeds from shares issued 425,065 1,976,035
Proceeds from dividends reinvested 946,814 1,047,912
Value of shares redeemed (1,746,297) (2,978,514)
Total Class 1 Shares (374,418) 45,433
Class 2
Proceeds from shares issued 4,931,020 14,126,816
Proceeds from shares issued in merger — 22,585,126
Proceeds from dividends reinvested 6,851,238 8,890,181
Value of shares redeemed (28,007,586) (220,689,653)
Total Class 2 Shares (16,225,328) (175,087,530)
Change in net assets resulting from capital transactions (16,599,746) (175,042,097)
Change in net assets (21,752,556) (172,971,076)
Net Assets:
Beginning of period 162,812,765 335,783,841
End of period $ 141,060,209 $ 162,812,765
Share Transactions:
Class 1
Shares issued 50,610 242,932
Dividends reinvested 114,765 136,803
Shares redeemed (212,141) (350,932)
Total Class 1 Shares (46,766) 28,803
Class 2
Shares issued 571,143 1,594,948
Shares issued in merger — 2,540,209
Dividends reinvested 792,967 1,111,273
Shares redeemed (3,244,942) (25,131,475)
Total Class 2 Shares (1,880,832) (19,885,045)
Change in shares (1,927,598) (19,856,242)

AZL Fidelity Institutional Asset Management Total Bond Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Class 1
Net Asset Value, Beginning of Period
$ 8.32  $ 8.39  $ 10.27  $ 10.73  $ 10.20
Investment Activities:
Net Investment Income/(Loss)(a) 0.33  0.36  0.27  0.23  0.29
Net Realized and Unrealized Gains/(Losses) on Investments (0.14) 0.17  (1.64) (0.17) 0.63
Total from Investment Activities 0.19  0.53  (1.37) 0.06  0.92
Distributions to Shareholders From:
Net Investment Income (0.50) (0.60) (0.27) (0.31) (0.39)
Net Realized Gains —  —  (0.24) (0.21) —
Total Dividends (0.50) (0.60) (0.51) (0.52) (0.39)
Net Asset Value, End of Period
$ 8.01  $ 8.32  $ 8.39  $ 10.27  $ 10.73
Total Return
(b) 2.07% 6.92% (13.20)% 0.59% 9.12%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 15,653  $ 16,651  $ 16,553  $ 21,203  $ 22,495
Net Investment Income/(Loss) 4.02% 4.26% 2.89% 2.21% 2.78%
Expenses Before Reductions(c) 0.65% 0.61% 0.56% 0.57% 0.58%
Expenses Net of Reductions 0.64% 0.60% 0.56% 0.57% 0.58%
Portfolio Turnover Rate(d) 26% 83% 24% 76% 71%
Class 2
Net Asset Value, Beginning of Period
$ 8.68  $ 8.69  $ 10.60  $ 11.06  $ 10.50
Investment Activities:
Net Investment Income/(Loss)(a) 0.33  0.34  0.25  0.21  0.27
Net Realized and Unrealized Gains/(Losses) on Investments (0.16) 0.19  (1.68) (0.18) 0.65
Total from Investment Activities 0.17  0.53  (1.43) 0.03  0.92
Distributions to Shareholders From:
Net Investment Income (0.47) (0.54) (0.24) (0.28) (0.36)
Net Realized Gains —  —  (0.24) (0.21) —
Total Dividends (0.47) (0.54) (0.48) (0.49) (0.36)
Net Asset Value, End of Period
$ 8.38  $ 8.68  $ 8.69  $ 10.60  $ 11.06
Total Return
(b) 1.75% 6.68% (13.37)% 0.31% 8.84%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 125,408  $ 146,162  $ 319,231  $ 425,299  $ 436,803
Net Investment Income/(Loss) 3.77% 3.93% 2.64% 1.96% 2.53%
Expenses Before Reductions(c) 0.90% 0.85% 0.81% 0.82% 0.83%
Expenses Net of Reductions 0.89% 0.84% 0.81% 0.82% 0.83%
Portfolio Turnover Rate(d) 26% 83% 24% 76% 71%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any . If such fee reductions had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
December 31, 2024

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Fidelity
Institutional Asset Management Total Bond Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Securities Purchased on a When-Issued Basis
The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.
Short Sales
The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
December 31, 2024

loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Bank Loans
The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium as shown in the Schedule of
Portfolio Investments. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Schedule of Portfolio Investments. All or a portion of any bank loans may be unfunded. The Fund reflects both the funded portion of a bank loan, as well as its unfunded commitment in the Schedule of Portfolio Investments.
The portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the portfolio must have funds sufficient to cover its contractual obligation.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2024 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $2,656 during the year ended December 31, 2024. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $584,865 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2024. At December 31, 2024, there were no master netting provisions in the securities lending agreement.
TBA Purchase and Sale Commitments
The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted
“good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of December 31, 2024, no collateral had been posted by the Fund to counterparties for TBAs.

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
December 31, 2024

Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2024, the Fund did not engage in any Rule 17a-7 transactions.
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with FIAM LLC (“FIAM” or the “Subadviser”), FIAM provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
For the year ended December 31, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Manager is 0.50% of the first $2.5 billion of the Fund’s average daily net assets, 0.40% of the next $15 billion of the Fund’s average daily net assets, and 0.37% on the Fund’s average daily net assets over $17.5 billion. The Manager waived, prior to any application of expense limit, the management fee to 0.49% on all assets in order to maintain a more competitive expense ratio. The annual rate due to the Subadviser from the Manager is 0.25% of the first $100 million of the Fund’s average daily net assets,
0.18% of the next $400 million of the Fund’s average daily net assets and 0.13% of the Fund’s average daily net assets over $500 million. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2026.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund’s expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and officer support services to the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
Annual Rate* Annual Expense Limit
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 1 0.50% 0.70%
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2 0.50% 0.95%

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
December 31, 2024

4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source in accordance with valuation procedures approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2024 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2024 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 386 $ 56,490 $ 508,778 $ 565,654
Warrant
+
— 597 — 597
Asset Backed Securities — 3,454,33 6 — 3,454,33 6
Collateralized Mortgage Obligations — 9,344,046 — 9,344,046
Collateralized Mortgage Backed Securities — 6,420,377 — 6,420,377
Convertible Bonds — 151,421 — 151,421
Bank Loans — 806,723 — 806,723
Corporate Bonds
+
— 35,783,946 —
#
35,783,946
Yankee Debt Obligations
+
— 8,874,610 — 8,874,610
U.S. Government Agency Mortgages — 25,719,930 — 25,719,930
U.S. Treasury Obligations — 47,899,331 — 47,899,331
Unaffiliated Investment Companies 3,683,689 — — 3,683,689
Total Investment Securities $3,684,075 $138,511,807 $508,778 $142,704,660
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at December 31, 2024.
Purchases Sales
AZL Fidelity Institutional Asset Management Total Bond Fund $38,445,438 $57,708,741

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
December 31, 2024

For the year ended December 31, 2024 purchases and sales of long-term U.S. government securities were as follows:
6. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of
1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act.
Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of December 31, 2024 are identified below.
7. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Bank Loan Risk : There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.
Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Mortgage-Related and Other Asset-Backed Securities Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, investments in mortgage-related securities may cause the Fund to exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If the Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied.
An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-
payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.
Purchases Sales
AZL Fidelity Institutional Asset Management Total Bond Fund $23,461,907 $23,471,875
Security
Acquisition
Date (a)
Acquisition
Cost
Shares or
Principal
Amount Value
Percentage of Net
Assets
Finastra US TL, 11.65%, 9/13/29
9/22/23 $ 52,275 53,342 $ 53,342 0.04%
Mesquite Energy, Inc., 7.25% 2/15/23
10/30/18 376,933 408,000
–
0.00%
(a) Acquisition date represents the initial purchase date of the security.

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
December 31, 2024

Short Sale Risk: The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities that it does not own exposes the
Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.
8. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 is $153,626,300. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
As of the end of its tax year ended December 31, 2024, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.
CLCFS not subject to expiration:
The tax character of dividends paid to shareholders during the year ended December 31, 2024 was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023 was as follows:
Unrealized appreciation $790,378
Unrealized (depreciation) (11,712,018)
Net unrealized appreciation/(depreciation) $(10,921,640)
Short-Term
Amount
Long-Term
Amount Total
AZL Fidelity Institutional Asset Management Total Bond Fund $ 8,636,123 $ 38,610,995 $ 47,247,118
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Fidelity Institutional Asset Management Total Bond Fund $7,798,052 $– $7,798,052
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Fidelity Institutional Asset Management Total Bond Fund $9,938,093 $— $9,938,093
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
December 31, 2024

At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
9. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the
1940 Act. As of December 31, 2024, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
10. Acquisition of Funds
Effective as of the close of business March 10, 2023, the Fund acquired all the assets and liabilities of the AZL Metwest Total Return Bond Fund (“Metwest Total Return Bond Fund”),
an open-end management investment company, pursuant to a plan of reorganization approved by the Board on December 13, 2022 (the “Plan”). The acquisition was accomplished by a taxable exchange of 2,756,614 shares of the Metwest Total Return Bond Fund outstanding as of close of business March 10, 2023, valued at $22,585,126 for 2,540,209 Class 2 shares of the Fund.
At the close of business March 10, 2023, the Metwest Total Return Bond Fund’s investment holdings had a fair value of $23,604,604 and identified cost of $23,953,216. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value, including the cost basis of investments received. All fees and expenses incurred by the Metwest Total Return Bond Fund and the Fund directly in connection with the Plan were borne by the Manager. There were no material differences in accounting policies of the
Metwest Total Return Bond Fund as compared to those of the Fund.
11. Segment Reporting
The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. Subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
12. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Fidelity Institutional Asset Management Total Bond Fund $5,723,018 $— $(47,247,118) $(10,921,640) $(52,445,740)
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL Fidelity Institutional Asset Management Total Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL Fidelity Institutional Asset Management Total Bond
Fund (one of the funds constituting Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Approval of Investment Advisory and Subadvisory Agreements
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (together, the
“Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”).
As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2026 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the
Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b)
Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b-1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and
relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2024. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 4 and 11, 2024, and September 24, 2024, as well as in various other meetings preceding those meetings. Accordingly, the Advisory Contracts were approved by the Board at an in-person meeting on September 24, 2024. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2026.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers . The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers . In connection with every quarterly Board meeting, as well as the summer and fall 2024 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 4 and 11, 2024, and
September 24, 2024, the Manager reported that for the one-year period ended December 31, 2023, six Funds were in the top 40%, four were in the middle 20%, and five were in the bottom 40% of their respective Lipper peer groups. For the three-year period ended December 31, 2023, eight Funds were in the top 40%, three were in the middle 20% and four were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2023, six Funds were in the top 40%, two were in the middle 20%, and seven were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Two Funds, the AZL Enhanced Bond Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The
Board had previously met with the portfolio managers of the AZL Government Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective Subadvisers. The Board also considered the impact of recoupment of previously waived fees and of low short-term interest rates on the performance of the AZL Government Money Market Fund during the periods measured.
The Board considered that the AZL Russell Value 1000 Index Fund, which was in the bottom 40% of its Lipper peer group for the three- and five-year periods, had shown improved relative performance in more recent periods.

At the Board meeting held September 24, 2024, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2024.
Thus, at the Board meeting held September 24, 2024, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds. The Manager supplied information to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account.
The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the
“actual” advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 14 Funds reviewed by the Board in the summer and fall of 2024, 13 Funds paid “actual” advisory fees in a percentage amount within the 65th percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2023 for the 14 Funds was as follows: (1) 13 of the Funds had management fee rankings at or below the 65th percentile (with 9 Funds at or below the 50th percentile); and (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category. The Board noted that it had previously considered and approved a temporary reduction in the AZL MSCI Global Equity Index Fund’s management fee, which is in effect through at least April 30, 2026. In addition, the Board also considered that the AZL Enhanced Bond Index Fund ranked at the 63rd percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b-1 fee paid by the Funds, and other
Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2021 through 2023. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2024, were approximately $14.2 billion, including assets of affiliated investing funds, and that no single Fund had assets in excess of approximately $3.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

ANNRPT1224 02/25
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Government Money Market Fund
Annual Financial Statements and Other Information
December 31, 2024

AZL® Government Money Market Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Approval of Investment Advisory and Subadvisory Agreements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Government Money Market Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages (12.5%):
Federal Home Loan Bank (7.9%):
$ 3,600,000 4.41%(SOFR+1bps), 1/13/25 $ 3,600,000
515,000 4.60%, 1/24/25(a) 513,426
4,052,000 4.47%, 1/27/25(a) 4,038,450
800,000 4.42%(SOFR+2bps), 1/27/25 800,000
1,900,000 4.40%, 2/3/25 1,900,000
2,400,000 4.40%, 2/3/25 2,400,000
1,242,000 4.67%, 2/10/25(a) 1,235,431
2,145,000 4.67%, 2/11/25(a) 2,133,372
600,000 4.41%(SOFR+1bps), 2/25/25 600,000
1,000,000 4.41%(SOFR+1bps), 2/27/25 1,000,000
1,400,000 4.41%(SOFR+1bps), 3/5/25 1,400,000
3,000,000 4.31%, 3/7/25(a) 2,976,474
4,655,000 4.43%(SOFR+3bps), 3/25/25 4,655,000
4,720,000 4.34%, 4/4/25(a) 4,667,081
1,500,000 4.33%, 5/2/25(a) 1,478,321
1,100,000 4.40%, 5/20/25 1,100,000
3,730,000 4.56%(SOFR+16bps), 7/21/25 3,730,000
1,925,000 4.50%(SOFR+10bps), 6/26/26 1,925,000
40,152,555
Federal Farm Credit Banks Funding Corp. (2.6%):
2,355,000 4.57%(SOFR+17bps), 1/23/25 2,355,000
566,000 5.00%, 4/4/25 565,893
2,945,000 4.54%(SOFR+14bps), 5/27/25 2,945,000
175,000 4.45%(SOFR+5bps), 6/20/25 175,000
700,000 4.47%(SOFR+7bps), 11/17/25 700,000
300,000 4.50%(SOFR+10bps), 6/24/26 300,000
700,000 4.50%(SOFR+10bps), 6/26/26 700,000
3,600,000 4.54%(SOFR+14bps), 10/15/26 3,599,645
2,000,000 4.54%(USBMMY3M+27bps), 10/16/26 2,000,000
13,340,538
Federal Home Loan Mortgage Corporation (0.4%):
1,200,000 4.54%(SOFR+14bps), 9/23/26 1,200,000
900,000 4.54%(SOFR+14bps), 10/16/26 900,000
2,100,000
Federal National Mortgage Association (0.9%):
1,250,000 4.54%(SOFR+14bps), 8/21/26 1,250,000
1,415,000 4.54%(SOFR+14bps), 10/23/26 1,415,000
1,900,000 4.54%(SOFR+14bps), 11/20/26 1,900,000
4,565,000
Federal National Mortgage Assoc. (0.7%):
3,810,000 4.52%(SOFR+12bps), 7/29/26 3,810,000
Total U.S. Government Agency Mortgages (Cost $63,968,093) 63,968,093
U.S. Treasury Obligations (37.1%):
U.S. Treasury Bills (29.5%):
6,500,000 4.13%, 1/7/25(a) 6,494,789
4,820,100 4.33%, 1/9/25(a) 4,814,885
6,440,000 4.37%, 1/14/25(a) 6,429,068
7,145,000 4.26%, 1/21/25(a) 7,127,296
5,691,700 4.35%, 1/23/25(a) 5,675,938
9,670,000 4.29%, 1/28/25(a) 9,637,808
4,300,000 4.50%, 1/30/25(a) 4,283,941
725,000 4.33%, 2/6/25(a) 721,785
6,560,000 4.33%, 2/11/25(a) 6,527,016
2,045,000 4.71%, 2/13/25(a) 2,033,295
1,100,000 4.40%, 2/25/25(a) 1,092,530
9,300,000 4.39%, 3/4/25(a) 9,229,046
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Bills, continued
$ 3,100,000 4.47%, 3/6/25(a) $ 3,075,192
775,000 4.24%, 3/20/25(a) 767,864
6,900,000 4.37%, 3/25/25(a) 6,830,321
3,060,000 4.22%, 4/3/25(a) 3,027,039
1,000,000 4.31%, 4/8/25(a) 988,398
824,200 4.31%, 4/10/25(a) 814,457
500,000 4.23%, 4/15/25(a) 493,904
4,900,000 4.28%, 4/17/25(a) 4,838,393
5,000,000 4.24%, 4/22/25(a) 4,934,942
2,070,000 4.34%, 4/24/25(a) 2,041,919
30,582,200 4.29%, 5/8/25(a) 30,122,600
1,920,000 4.35%, 5/22/25(a) 1,887,589
7,400,000 4.39%, 5/29/25(a) 7,267,968
1,630,000 4.36%, 6/5/25(a) 1,599,787
4,000,000 4.25%, 6/12/25(a) 3,924,400
2,941,100 4.22%, 6/20/25(a) 2,883,324
3,500,000 4.87%, 7/10/25(a) 3,411,795
1,223,700 4.17%, 10/2/25(a) 1,185,901
1,565,000 4.23%, 10/30/25(a) 1,511,177
1,200,000 4.31%, 11/28/25(a) 1,154,087
4,500,000 4.23%, 12/26/25(a) 4,317,359
151,145,813
U.S. Treasury Notes (7.6%):
4,500,000 4.48%(USBMMY3M+20bps), 1/31/25 4,500,000
109,000 2.75%, 2/28/25 108,609
98,000 1.13%, 2/28/25 97,403
100,000 3.88%, 3/31/25 99,718
9,605,000 4.40%(USBMMY3M+13bps), 7/31/25 9,604,438
1,675,000 4.45%(USBMMY3M+17bps), 10/31/25 1,674,560
200,000 0.38%, 11/30/25 192,826
1,000,000 0.38%, 12/31/25 962,550
360,000 4.25%, 12/31/25 359,978
4,820,000 4.52%(USBMMY3M+25bps), 1/31/26 4,820,000
5,100,000 4.43%(USBMMY3M+15bps), 4/30/26 5,100,559
3,905,000 4.46%(USBMMY3M+18bps), 7/31/26 3,901,713
7,615,000 4.48%(USBMMY3M+21bps), 10/31/26 7,615,000
39,037,354
Total U.S. Treasury Obligations (Cost $190,183,167) 190,183,167
Repurchase Agreements (43.6%):
40,000,000 Bank of Montreal, 4.45%, 1/2/25, (Purchased
on 12/31/24, proceeds at maturity $40,009,889,
Collateralized by U.S. Treasury Bonds, 3.63%
- 4.63%, 11/15/43 - 5/15/53, fair value of
$40,800,041) 40,000,000
40,000,000 Bank of Nova Scotia, 4.45%, 1/2/25, (Purchased
on 12/31/24, proceeds at maturity $40,009,889,
Collateralized by U.S. Treasury Obligations,
0.00% - 4.63%, 7/31/25 - 11/15/49, fair value of
$40,810,179) 40,000,000
30,000,000 BNP Paribas, 4.46%, 1/2/25, (Purchased on
12/31/24, proceeds at maturity $30,007,433,
Collateralized by U.S. Government Agency
Obligations, 2.31% - 6.75%, 7/14/36 - 6/20/54, fair
value of $30,650,219) 30,000,000

AZL Government Money Market Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2024.
Principal Amount Value
Repurchase Agreements, continued
$ 25,000,000 Citigroup Global Markets, 4.46%, 1/2/25,
(Purchased on 12/31/24, proceeds at maturity
$25,006,194, Collateralized by U.S. Treasury Notes,
0.38% - 1.13%, 4/30/25 - 8/31/28, fair value of
$25,500,067) $ 25,000,000
20,000,000 Morgan Stanley Co. LLC, 4.45%, 1/2/25, (Purchased
on 12/31/24, proceeds at maturity $20,004,944,
Collateralized by U.S. Treasury Obligations,
0.00% - 3.00%, 2/15/25 - 11/15/53, fair value of
$20,400,000) 20,000,000
22,000,000 Natixis, 4.45%, 1/2/25, (Purchased on 12/31/24,
proceeds at maturity $22,005,439, Collateralized by
U.S. Treasury Obligations, 0.13% - 4.75%, 3/31/26
- 11/15/53, fair value of $22,440,000) 22,000,000
20,000,000 Sumitomo Mitsui, 4.45%, 1/2/25, (Purchased on
12/31/24, proceeds at maturity $20,004,944,
Collateralized by U.S. Treasury Notes, 1.13%
- 4.63%, 3/31/25 - 5/15/32, fair value of
$20,400,015) 20,000,000
Principal Amount Value
Repurchase Agreements, continued
$ 8,000,000 Toronto Dominion Bank NY, 4.48%, 1/2/25,
(Purchased on 12/31/24, proceeds at maturity
$8,001,991, Collateralized by U.S. Government
Agency Obligation, 5.50%, 9/1/54, fair value of
$8,240,001) $ 8,000,000
18,000,000 Toronto Dominion Bank NY, 4.46%, 1/2/25,
(Purchased on 12/31/24, proceeds at maturity
$18,004,460, Collateralized by U.S. Treasury Notes,
2.00% - 4.13%, 2/15/25 - 8/31/29, fair value of
$18,360,042) 18,000,000
Total Repurchase Agreements (Cost $223,000,000) 223,000,000
Total Investment Securities
(Cost $477,151,260) — 93.2%(b) 477,151,260
Net other assets (liabilities) — 6.8% 34,651,073
Net Assets — 100.0% $ 511,802,333
SOFR—Secured Overnight Financing Rate
USBMMY3M—3 Month Treasury Bill Rate
(a) The rate represents the effective yield at December 31, 2024.
(b) See Federal Tax Information listed in the Notes to the Financial Statements.

AZL Government Money Market Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2024
Statement of Operations
For the Year Ended December 31, 2024
Assets:
Investment securities, at cost $ 254,151,260
aaa
aaa
Investment securities, at value $ 254,151,260
Repurchase agreements, at value/cost 223,000,000
Cash 540,208
Interest and dividends receivable 634,311
Receivable for capital shares issued 33,795,899
Prepaid expenses 2,249
Total Assets 512,123,927
Liabilities:
Management fees payable 208,827
Administration fees payable 7,622
Distribution fees payable 92,598
Custodian fees payable 755
Administrative and compliance services fees payable 865
Transfer agent fees payable 799
Trustee fees payable 1,810
Other accrued liabilities 8,318
Total Liabilities 321,594
Commitments and contingent liabilities^
Net Assets
$ 511,802,333
Net Assets Consist of:
Paid in capital $ 511,757,491
Total distributable earnings 44,842
Net Assets
$ 511,802,333
Shares of beneficial interest (unlimited number of shares authorized, no par value) 511,757,613
Net Asset Value (offering and redemption price per share) $ 1.00
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 23,705,138
Total Investment Income 23,705,138
Expenses:
Management fees 1,592,744
Administration fees 124,855
Distribution fees 1,137,676
Custodian fees 4,950
Administrative and compliance services fees 10,763
Transfer agent fees 8,508
Trustee fees 30,744
Professional fees 31,944
Shareholder reports 7,199
Recoupment of prior expenses reimbursed by the manager 1,044,229
Other expenses 10,950
Total expenses before reductions 4,004,562
Less Management fees contractually waived (45,504)
Net expenses 3,959,058
Net Investment Income/(Loss)
19,746,080
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities 22,963
Net realized and Change in net unrealized gains/losses on
investments
22,963
Change in Net Assets Resulting From Operations
$ 19,769,043

AZL Government Money Market Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2024
For the
Year Ended
December 31, 2023
Change In Net Assets:
Operations:
Net investment income/(loss) $ 19,746,080 $ 19,508,956
Net realized gains/(losses) on investments 22,963 6,024
Change in net assets resulting from operations 19,769,043 19,514,980
Distributions to Shareholders:
Distributions (19,746,077) (19,509,397)
Change in net assets resulting from distributions to shareholders (19,746,077) (19,509,397)
Capital Transactions:
Proceeds from shares issued 1,131,962,602 845,247,161
Proceeds from dividends reinvested 19,746,074 19,509,396
Value of shares redeemed (1,140,204,900) (881,696,143)
Change in net assets resulting from capital transactions 11,503,776 (16,939,586)
Change in net assets 11,526,742 (16,934,003)
Net Assets:
Beginning of period 500,275,591 517,209,594
End of period $ 511,802,333 $ 500,275,591
Share Transactions:
Shares issued 1,131,962,601 845,247,161
Dividends reinvested 19,746,074 19,509,396
Shares redeemed (1,140,204,900) (881,696,142)
Change in shares 11,503,775 (16,939,585)

AZL Government Money Market Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
i
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Net Asset Value, Beginning of Period
$1.00 $1.00 $1.00 $1.00 $1.00
Investment Activities:
Net Investment Income/(Loss)(a) 0.04  0.04  0.01  — (b) — (b)
Net Realized and Unrealized Gains/(Losses) on Investments(b) —  —  —  —  —
Total from Investment Activities 0.04  0.04  0.01  — (b) — (b)
Distributions to Shareholders From:
Net Investment Income (0.04) (0.04) (0.01) — (b) — (b)
Total Dividends (0.04) (0.04) (0.01) — (b) — (b)
Net Asset Value, End of Period
$1.00 $1.00 $1.00 $1.00 $1.00
Total Return
(c) 4.42% 4.27% 0.77% 0.00%(b) 0.21%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $511,802 $500,276 $517,210 $539,896 $608,070
Net Investment Income/(Loss) 4.34% 4.19% 0.77% 0.00%(b) 0.18%
Expenses Before Reductions(d) 0.88% 0.88% 0.88% 0.65% 0.66%
Expenses Net of Reductions 0.87% 0.87% 0.87% 0.08%(e) 0.35%(e)
(a) Calculated using the average shares method.
(b) Represents less than $0.005 or 0.005%.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Excludes fee reductions, if any . If such fee reductions had not occurred, the ratios would have been as indicated.
(e) The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum yield.

AZL Government Money Market Fund
Notes to the Financial Statements
December 31, 2024

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Government
Money Market Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Repurchase Agreements
The Fund may invest in repurchase agreements with financial institutions such as member banks of the Federal Reserve System or from registered broker/dealers that the adviser deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2024, the Fund did not engage in any Rule 17a-7 transactions.

AZL Government Money Market Fund
Notes to the Financial Statements
December 31, 2024

3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Advisors, LLC (“BlackRock Advisors” or the
“Subadviser”), BlackRock Advisors provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager.
The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
For the year ended December 31, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.34% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2026. The annual rate due to the
Subadviser from the Manager is 0.06% of the first $500 million of the Fund’s net assets and 0.04% of the Fund’s net assets over $500 million.
The Manager, the Distributor and the Fund have entered into a written agreement to waive, reimburse, or pay Fund expenses to the extent necessary in order to maintain a minimum daily yield for the Fund of 0.00%. The Distributor may waive its Rule 12b-1 fees under this agreement. This agreement will continue from year to year in accordance with its terms, and will terminate upon termination of the investment management agreement with the Manager. There is no guarantee the Fund will avoid a negative yield. Such amounts waived, reimbursed, or paid by the Manager and/or the Distributor will be repaid to the Manager and/or the Distributor subject to the following limitations:
1. The repayments will not cause the Fund’s net investment income to fall below 0.00%.
2. The repayments must be made no later than three years after the waiver, reimbursement or payment, calculated monthly from when the waiver, reimbursement or payment was recorded.
3. Any expense recovery paid by the Fund will not cause its expense ratio to exceed 0.87%.
The ability of the Manager and/or Distributor to receive such payments could negatively affect the Fund’s future yield. Amounts waived under this agreement during the year ended
December 31, 2024, if any, are reflected on the Statement of Operations as “Expenses waived/reimbursed by the Manager for minimum daily yield.” At December 31, 2024, there were no waivers subject to repayment by the Fund in subsequent years. The Fund has not recorded a commitment or contingent liability at December 31, 2024.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund’s expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager." At December
31, 2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and officer support services to the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the
Fund's average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Annual Rate* Annual Expense Limit
AZL Government Money Market Fund 0.35% 0.87%

AZL Government Money Market Fund
Notes to the Financial Statements
December 31, 2024

Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
The Fund, which operates as a government money market fund, is eligible and has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act.
This involves valuing an instrument at its cost initially and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment.
The following is a summary of the valuation inputs used as of December 31, 2024 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2024 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
For the year ended December 31, 2024 purchases and sales of long-term U.S. government securities were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Repurchase Agreement Risk: The Fund may invest in repurchase agreements as a principal strategy. There is a potential for loss to the Fund if the seller defaults and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. It is possible the fair value of the collateral securities could decline in value during the period in which the Fund seeks to assert its rights.
Investment Securities: Level 1 Level 2 Level 3 Total
U.S. Government Agency Mortgages $ — $ 63,968,093 $ — $ 63,968,093
U.S. Treasury Obligations — 190,183,167 — 190,183,167
Repurchase Agreements — 223,000,000 — 223,000,000
Total Investment Securities $— $477,151,260 $— $477,151,260
Purchases Sales
AZL Government Money Market Fund $58,647,151 $41,831,810
Purchases Sales
AZL Government Money Market Fund $58,647,151 $41,831,810

AZL Government Money Market Fund
Notes to the Financial Statements
December 31, 2024

7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 is $477,151,317. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the
1940 Act. As of December 31, 2024, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
9. Segment Reporting
The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. Subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Unrealized appreciation $—
Unrealized (depreciation) (57)
Net unrealized appreciation/(depreciation) $(57)
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Government Money Market Fund $19,742,109 $3,968 $19,746,077
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Government Money Market Fund $19,506,424 $2,973 $19,509,397
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Government Money Market Fund $44,899 $— $— $(57) $44,842
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL Government Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL Government Money Market Fund (one of the funds constituting Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended
December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
During the year ended December 31, 2024, the Fund declared net short-term capital gain distributions of $18,995.
During the year ended December 31, 2024, the Fund declared net long-term capital gain distributions of $3,968.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Approval of Investment Advisory and Subadvisory Agreements
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (together, the
“Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”).
As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2026 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the
Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b)
Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b-1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and
relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2024. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 4 and 11, 2024, and September 24, 2024, as well as in various other meetings preceding those meetings. Accordingly, the Advisory Contracts were approved by the Board at an in-person meeting on September 24, 2024. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2026.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers . The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers . In connection with every quarterly Board meeting, as well as the summer and fall 2024 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 4 and 11, 2024, and
September 24, 2024, the Manager reported that for the one-year period ended December 31, 2023, six Funds were in the top 40%, four were in the middle 20%, and five were in the bottom 40% of their respective Lipper peer groups. For the three-year period ended December 31, 2023, eight Funds were in the top 40%, three were in the middle 20% and four were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2023, six Funds were in the top 40%, two were in the middle 20%, and seven were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Two Funds, the AZL Enhanced Bond Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The
Board had previously met with the portfolio managers of the AZL Government Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective Subadvisers. The Board also considered the impact of recoupment of previously waived fees and of low short-term interest rates on the performance of the AZL Government Money Market Fund during the periods measured.
The Board considered that the AZL Russell Value 1000 Index Fund, which was in the bottom 40% of its Lipper peer group for the three- and five-year periods, had shown improved relative performance in more recent periods.

At the Board meeting held September 24, 2024, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2024.
Thus, at the Board meeting held September 24, 2024, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds. The Manager supplied information to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account.
The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the
“actual” advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 14 Funds reviewed by the Board in the summer and fall of 2024, 13 Funds paid “actual” advisory fees in a percentage amount within the 65th percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2023 for the 14 Funds was as follows: (1) 13 of the Funds had management fee rankings at or below the 65th percentile (with 9 Funds at or below the 50th percentile); and (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category. The Board noted that it had previously considered and approved a temporary reduction in the AZL MSCI Global Equity Index Fund’s management fee, which is in effect through at least April 30, 2026. In addition, the Board also considered that the AZL Enhanced Bond Index Fund ranked at the 63rd percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b-1 fee paid by the Funds, and other
Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2021 through 2023. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2024, were approximately $14.2 billion, including assets of affiliated investing funds, and that no single Fund had assets in excess of approximately $3.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

ANNRPT1224 02/25
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® International Index Fund
Annual Financial Statements and Other Information
December 31, 2024

AZL® International Index Fund
Financial Statements (Form N-CSR Item 7)
Consolidated Schedule of Portfolio Investments

Consolidated Statement of Assets and Liabilities

Consolidated Statement of Operations

Consolidated Statements of Changes in Net Assets

Consolidated Financial Highlights

Notes to the Consolidated Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Approval of Investment Advisory and Subadvisory Agreements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks (98.5%):
Aerospace & Defense (2.4%):
43,523 Airbus SE $ 6,935,767
223,468 BAE Systems plc 3,205,372
1,519 Dassault Aviation SA 309,289
1,993 Elbit Systems, Ltd. 523,034
6,408 Kongsberg Gruppen ASA 721,193
30,202 Leonardo SpA 812,768
98,430 Melrose Industries plc 682,065
4,038 MTU Aero Engines AG 1,346,300
3,157 Rheinmetall AG 2,009,250
623,179 Rolls-Royce Holdings plc* 4,433,190
22,595 Saab AB, Class B 476,818
26,698 Safran SA 5,831,235
110,400 Singapore Technologies Engineering, Ltd. 376,595
7,004 Thales SA 999,161
28,662,037
Air Freight & Logistics (0.5%):
75,418 Deutsche Post AG 2,654,560
14,845 DSV A/S 3,143,447
15,358 InPost SA* 262,643
25,400 SG Holdings Co., Ltd. 242,226
6,302,876
Automobile Components (0.6%):
38,400 Aisin Corp. 428,940
42,600 Bridgestone Corp. 1,432,319
49,413 Cie Generale des Etablissements Michelin SCA 1,622,314
8,230 Continental AG 552,611
138,200 Denso Corp. 1,917,642
54,000 Sumitomo Electric Industries, Ltd. 963,407
6,917,233
Automobiles (2.8%):
21,311 Bayerische Motoren Werke AG 1,743,467
9,313 Ferrari NV 3,995,087
330,300 Honda Motor Co., Ltd. 3,106,067
44,700 Isuzu Motors, Ltd. 605,812
54,454 Mercedes-Benz Group AG 3,034,324
178,600 Nissan Motor Co., Ltd.^ 537,018
14,578 Renault SA 706,230
144,456 Stellantis NV 1,892,127
44,500 Subaru Corp. 784,240
117,100 Suzuki Motor Corp. 1,328,492
755,030 Toyota Motor Corp. 14,884,767
60,100 Yamaha Motor Co., Ltd. 528,661
33,146,292
Banks (11.7%):
33,068 ABN AMRO Bank NV 510,016
130,711 AIB Group plc 721,278
220,320 ANZ Group Holdings, Ltd.* 3,881,937
421,674 Banco Bilbao Vizcaya Argentaria SA 4,128,564
93,554 Banco BPM SpA 756,549
385,205 Banco de Sabadell SA 748,946
1,143,072 Banco Santander SA 5,286,359
91,097 Bank Hapoalim BM 1,102,334
111,210 Bank Leumi Le-Israel BM 1,324,191
75,301 Bank of Ireland Group plc 686,548
2,155 Banque Cantonale Vaudoise, Registered Shares 198,283
Shares Value
Common Stocks, continued
Banks, continued
1,061,928 Barclays plc $ 3,555,674
74,970 BNP Paribas SA 4,590,770
261,000 BOC Hong Kong Holdings, Ltd. 838,502
73,156 BPER Banca SpA 464,515
293,864 CaixaBank SA 1,593,768
41,200 Chiba Bank, Ltd. (The) 320,289
69,671 Commerzbank AG 1,134,596
122,836 Commonwealth Bank of Australia 11,618,091
78,500 Concordia Financial Group, Ltd. 434,848
78,777 Credit Agricole SA 1,084,415
51,357 Danske Bank A/S 1,453,232
147,340 DBS Group Holdings, Ltd. 4,714,046
64,826 DNB Bank ASA 1,293,129
24,257 Erste Group Bank AG 1,498,523
45,766 FinecoBank Banca Fineco SpA 799,603
58,300 Hang Seng Bank, Ltd. 717,302
1,338,296 HSBC Holdings plc 13,150,328
243,059 ING Groep NV 3,800,102
1,071,502 Intesa Sanpaolo SpA 4,284,970
92,143 Israel Discount Bank, Ltd., Class A 631,331
106,700 Japan Post Bank Co., Ltd. 1,013,960
17,121 KBC Group NV 1,317,885
4,488,565 Lloyds Banking Group plc 3,061,509
36,227 Mediobanca Banca di Credito Finanziario SpA 527,774
817,400 Mitsubishi UFJ Financial Group, Inc. 9,586,896
11,001 Mizrahi Tefahot Bank, Ltd. 476,711
177,463 Mizuho Financial Group, Inc. 4,330,097
225,982 National Australia Bank, Ltd. 5,174,865
518,956 NatWest Group plc 2,611,690
1,972 Nordea Bank Abp 21,372
232,573 Nordea Bank Abp Helsinki 2,532,644
250,499 Oversea-Chinese Banking Corp., Ltd. 3,059,783
154,987 Resona Holdings, Inc. 1,127,949
317,881 Sberbank of Russia*(a)(b) —
32,900 Shizuoka Financial Group, Inc. 266,245
114,098 Skandinaviska Enskilda Banken AB, Class A 1,564,273
53,851 Societe Generale SA 1,507,554
157,805 Standard Chartered plc 1,943,665
274,107 Sumitomo Mitsui Financial Group, Inc. 6,601,423
48,006 Sumitomo Mitsui Trust Group, Inc. 1,126,963
106,734 Svenska Handelsbanken AB, Class A 1,103,190
62,762 Swedbank AB, Class A 1,238,637
3,719 TCS Group Holding plc, GDR*(a) —
— Turkiye Is Bankasi AS —
108,425 UniCredit SpA 4,328,192
92,973 United Overseas Bank, Ltd. 2,475,074
19,456 VTB Bank PJSC*(a)(b) —
252,136 Westpac Banking Corp. 5,030,807
139,352,197
Beverages (1.5%):
65,926 Anheuser-Busch InBev SA/NV 3,298,207
106,800 Asahi Group Holdings, Ltd. 1,119,373
6,822 Carlsberg AS, Class B 653,608
15,180 Coca-Cola Europacific Partners plc 1,165,976
16,468 Coca-Cola HBC AG 562,070
45,956 Davide Campari-Milano NV, Class M 288,538
163,825 Diageo plc 5,205,032
9,597 Heineken Holding NV 573,702

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Beverages, continued
20,917 Heineken NV $ 1,484,987
57,500 Kirin Holdings Co., Ltd. 746,273
14,979 Pernod Ricard SA 1,675,047
10,600 Suntory Beverage & Food, Ltd. 336,500
60,896 Treasury Wine Estates, Ltd. 426,944
17,536,257
Biotechnology (0.9%):
4,344 Argenx SE* 2,681,734
35,501 CSL, Ltd. 6,182,616
4,672 Genmab A/S* 973,690
22,071 Grifols SA* 208,293
15,220 Swedish Orphan Biovitrum AB* 437,531
4,816 Zealand Pharma A/S* 478,533
10,962,397
Broadline Retail (0.9%):
7,159 Global-e Online, Ltd.* 390,380
8,602 Next plc 1,022,104
965 Ozon Holdings plc, ADR*(a) —
29,100 Pan Pacific International Holdings Corp. 789,979
100,566 Prosus NV* 3,987,678
108,700 Rakuten Group, Inc. 585,692
83,917 Wesfarmers, Ltd. 3,705,635
10,481,468
Building Products (0.9%):
14,700 AGC, Inc. 429,141
73,606 Assa Abloy AB, Class B 2,165,069
33,140 Cie de Saint-Gobain SA 2,916,747
19,400 Daikin Industries, Ltd. 2,273,037
2,501 Geberit AG, Registered Shares 1,412,019
11,375 Kingspan Group plc 827,243
112,612 Nibe Industrier AB, Class B 441,418
636 ROCKWOOL A/S, Class B 225,446
10,800 TOTO, Ltd. 259,103
10,949,223
Capital Markets (3.3%):
72,199 3i Group plc 3,206,946
4,065 Amundi SA 268,033
14,490 ASX, Ltd. 582,362
15,629 CVC Capital Partners plc* 342,488
100,600 Daiwa Securities Group, Inc. 661,628
140,805 Deutsche Bank AG, Registered Shares 2,426,285
13,843 Deutsche Boerse AG 3,189,347
27,032 EQT AB 745,369
5,848 Euronext NV 655,352
4,262 Futu Holdings, Ltd., ADR 340,917
27,012 Hargreaves Lansdown plc 371,215
89,093 Hong Kong Exchanges & Clearing, Ltd. 3,382,290
72,200 Japan Exchange Group, Inc. 802,481
15,228 Julius Baer Group, Ltd. 982,722
35,078 London Stock Exchange Group plc 4,938,446
26,546 Macquarie Group, Ltd. 3,644,006
222,000 Nomura Holdings, Inc. 1,291,118
1,669 Partners Group Holding AG 2,266,312
18,490 SBI Holdings, Inc. 461,997
63,052 Schroders plc 254,096
64,600 Singapore Exchange, Ltd. 602,088
Shares Value
Common Stocks, continued
Capital Markets, continued
45,462 The Moscow Exchange*(a)(b) $ —
241,206 UBS Group AG 7,358,126
38,773,624
Chemicals (2.7%):
42,587 Air Liquide SA 6,884,163
12,784 Akzo Nobel NV 767,492
4,464 Arkema SA 340,360
94,300 Asahi Kasei Corp. 649,587
65,452 BASF SE 2,877,731
17,007 Clariant AG, Registered Shares 189,738
13,631 Covestro AG* 792,984
9,258 Croda International plc 392,127
13,381 DSM-Firmenich AG 1,350,887
512 EMS-Chemie Holding AG 344,942
18,898 Evonik Industries AG 327,462
673 Givaudan SA, Registered Shares 2,950,417
53,836 ICL Group, Ltd. 266,664
97,500 Mitsubishi Chemical Group Corp. 490,680
11,500 Mitsui Chemicals, Inc. 250,969
66,300 Nippon Paint Holdings Co., Ltd. 430,095
12,200 Nippon Sanso Holdings Corp. 338,835
50,100 Nitto Denko Corp. 837,864
26,286 Novonesis (Novozymes) B 1,483,658
34,637 Orica, Ltd.* 355,823
27 PhosAgro PJSC, GDR*(a) —
1,447 PhosAgro PJSC(a)(b) —
133,200 Shin-Etsu Chemical Co., Ltd. 4,405,322
11,169 Sika AG, Registered Shares 2,655,203
5,641 Syensqo SA 412,824
9,819 Symrise AG 1,043,804
104,900 Toray Industries, Inc. 661,735
12,572 Yara International ASA 332,549
31,833,915
Commercial Services & Supplies (0.4%):
102,281 Brambles, Ltd. 1,215,640
29,000 Dai Nippon Printing Co., Ltd. 406,535
185,326 Rentokil Initial plc 920,506
30,800 Secom Co., Ltd. 1,040,514
37,053 Securitas AB, Class B 458,685
16,600 TOPPAN Holdings, Inc. 439,386
4,481,266
Communications Equipment (0.3%):
397,293 Nokia Oyj 1,755,063
203,202 Telefonaktiebolaget LM Ericsson, Class B 1,643,438
3,398,501
Construction & Engineering (0.8%):
13,699 ACS Actividades de Construccion y Servicios SA* 687,366
13,304 Bouygues SA 392,704
5,300 Eiffage SA 465,099
34,985 Ferrovial SE 1,468,277
28,300 Kajima Corp. 513,422
49,300 Obayashi Corp. 650,501
24,861 Skanska AB, Class B 523,028
12,000 Taisei Corp. 503,677

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
36,625 Vinci SA $ 3,758,296
8,962,370
Construction Materials (0.5%):
9,895 Heidelberg Materials AG 1,222,286
38,304 Holcim AG 3,674,177
32,153 James Hardie Industries plc* 992,042
5,888,505
Consumer Finance (0.0%
†
):
— Isracard, Ltd. 2
Consumer Staples Distribution & Retail (1.2%):
48,100 Aeon Co., Ltd. 1,126,522
37,936 Carrefour SA 539,494
98,561 Coles Group, Ltd.* 1,152,275
120,563 Endeavour Group, Ltd. 313,397
118,259 J Sainsbury plc 404,361
21,353 Jeronimo Martins SGPS SA 408,003
19,670 Kesko Oyj, Class B 370,662
11,400 Kobe Bussan Co., Ltd. 250,598
69,835 Koninklijke Ahold Delhaize NV 2,277,185
150,805 Marks & Spencer Group plc 706,620
26,100 MatsukiyoCocokara & Co. 379,763
161,800 Seven & i Holdings Co., Ltd. 2,536,590
503,103 Tesco plc 2,315,456
89,143 Woolworths Group, Ltd. 1,679,839
3,565 X5 Retail Group NV, GDR*(a) —
14,460,765
Containers & Packaging (0.0%
†
):
23,221 SIG Group AG 457,485
Distributors (0.0%
†
):
1,697 D'ieteren Group 282,460
Diversified Consumer Services (0.1%):
44,603 Pearson plc 714,846
Diversified REITs (0.1%):
140,533 GPT Group (The) 380,124
51,805 Land Securities Group plc 377,881
294,602 Mirvac Group 341,972
178,980 Stockland 532,284
1,632,261
Diversified Telecommunication Services (1.7%):
474,615 BT Group plc 855,545
36,320 Cellnex Telecom SA 1,144,774
255,956 Deutsche Telekom AG 7,658,935
10,800 Elisa Oyj 467,172
277,525 HKT Trust & HKT, Ltd. 343,056
23,813 Infrastrutture Wireless Italiane SpA 242,012
287,176 Koninklijke KPN NV 1,044,997
2,190,000 Nippon Telegraph & Telephone Corp. 2,191,376
138,781 Orange SA 1,379,268
554,400 Singapore Telecommunications, Ltd. 1,248,532
1,905 Swisscom AG, Registered Shares 1,058,504
761,503 Telecom Italia SpA/Milano* 194,407
299,152 Telefonica SA^ 1,218,716
47,918 Telenor ASA 534,551
Shares Value
Common Stocks, continued
Diversified Telecommunication Services, continued
169,228 Telia Co. AB $ 470,420
305,854 Telstra Group, Ltd. 757,838
20,810,103
Electric Utilities (1.8%):
1,609 Acciona SA 181,149
1,549 BKW AG 256,407
49,000 Chubu Electric Power Co., Inc. 512,752
44,070 CK Infrastructure Holdings, Ltd. 327,696
120,000 CLP Holdings, Ltd. 1,008,975
236,366 EDP - Energias de Portugal SA 755,361
1,970 Elia Group SA/NV 151,402
23,395 Endesa SA 503,049
594,676 Enel SpA 4,253,044
33,332 Fortum Oyj 466,553
444,462 Iberdrola SA 6,119,340
952,130 Inter Rao Ues PJSC*(a)(b) —
67,100 Kansai Electric Power Co., Inc. (The) 755,724
47,377 Mercury NZ, Ltd.^ 155,089
131,008 Origin Energy, Ltd. 883,398
12,361 Orsted AS* 558,681
105,500 Power Assets Holdings, Ltd. 736,860
30,305 Redeia Corp. SA 517,666
82,150 SSE plc* 1,648,420
100,421 Terna - Rete Elettrica Nazionale 792,943
105,900 Tokyo Electric Power Co. Holdings, Inc.* 315,761
5,165 Verbund AG 374,403
21,274,673
Electrical Equipment (2.3%):
116,862 ABB, Ltd., Registered Shares 6,288,562
9,900 Fuji Electric Co., Ltd. 529,823
18,500 Fujikura, Ltd. 756,348
19,257 Legrand SA 1,863,343
138,700 Mitsubishi Electric Corp. 2,351,033
61,400 NIDEC Corp. 1,102,165
19,508 Prysmian SpA 1,251,359
40,175 Schneider Electric SE 9,929,702
46,034 Siemens Energy AG* 2,401,742
75,478 Vestas Wind Systems A/S* 1,034,001
27,508,078
Electronic Equipment, Instruments & Components (1.2%):
27,126 Halma plc 907,844
155,150 Hexagon AB, Class B 1,472,830
14,280 Keyence Corp. 5,811,123
94,300 Kyocera Corp. 934,832
126,200 Murata Manufacturing Co., Ltd. 2,017,168
12,600 Omron Corp. 423,101
18,100 Shimadzu Corp. 508,783
140,900 TDK Corp. 1,813,704
17,300 Yokogawa Electric Corp. 367,859
14,257,244
Energy Equipment & Services (0.0%
†
):
29,917 Tenaris SA 563,949
Entertainment (1.4%):
48,867 Bollore SE 299,809
26,800 Capcom Co., Ltd. 584,260

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Entertainment, continued
4,792 CTS Eventim AG & Co. KGaA $ 405,069
7,200 Konami Group Corp. 669,330
23,700 Nexon Co., Ltd. 353,816
76,700 Nintendo Co., Ltd. 4,468,107
27,100 Sea, Ltd., ADR* 2,875,310
11,262 Spotify Technology SA* 5,038,393
7,600 Toho Co., Ltd. 295,784
61,084 Universal Music Group NV 1,558,603
16,548,481
Financial Services (1.1%):
1,593 Adyen NV* 2,349,790
17,870 Edenred SE 583,686
3,677 Eurazeo SE 271,850
7,258 EXOR NV 662,824
5,927 Groupe Bruxelles Lambert NV 405,117
8,819 Industrivarden AB, Class A 278,274
11,711 Industrivarden AB, Class C 369,079
127,288 Investor AB, Class B 3,367,592
5,444 L E Lundbergforetagen AB, Class B 246,311
166,799 M&G plc 411,708
62,300 Mitsubishi HC Capital, Inc. 412,699
44,818 Nexi SpA* 249,774
85,300 ORIX Corp. 1,823,779
1,204 Sofina SA 272,370
16,112 Washington H Soul Pattinson & Co., Ltd. 340,403
48,802 Wise plc, Class A* 650,183
12,695,439
Food & Staples Retailing (0.0%
†
):
2,004 Magnit PJSC(a)(b) —
Food Products (2.4%):
33,500 Ajinomoto Co., Inc. 1,363,274
25,088 Associated British Foods plc 641,296
273 Barry Callebaut AG, Registered Shares 362,098
274,400 China Huishan Dairy Holdings Co., Ltd.*(a) —
8 Chocoladefabriken Lindt & Spruengli AG 881,762
69 Chocoladefabriken Lindt & Spruengli AG, Class PC 765,015
47,103 Danone SA 3,168,845
10,353 JDE Peet's NV 176,853
11,473 Kerry Group plc, Class A 1,105,938
50,500 Kikkoman Corp. 558,798
27 Lotus Bakeries NV 301,478
16,904 MEIJI Holdings Co., Ltd. 343,638
36,091 Mowi ASA 618,400
192,866 Nestle SA, Registered Shares 15,821,037
15,300 Nissin Foods Holdings Co., Ltd. 368,691
53,120 Orkla ASA 459,577
4,854 Salmar ASA 230,784
568,297 WH Group, Ltd. 440,701
145,100 Wilmar International, Ltd. 329,130
18,600 Yakult Honsha Co., Ltd. 352,039
28,289,354
Gas Utilities (0.3%):
88,594 APA Group* 381,801
838,135 Hong Kong & China Gas Co., Ltd. 670,189
27,300 Osaka Gas Co., Ltd. 596,847
153,285 Snam SpA 677,941
Shares Value
Common Stocks, continued
Gas Utilities, continued
26,800 Tokyo Gas Co., Ltd. $ 744,470
3,071,248
Ground Transportation (0.4%):
57,600 Central Japan Railway Co. 1,078,854
66,939 East Japan Railway Co. 1,182,290
148,785 Grab Holdings, Ltd.* 702,265
16,800 Hankyu Hanshin Holdings, Inc. 437,104
112,994 MTR Corp., Ltd. 394,297
35,000 Tokyu Corp. 373,611
33,600 West Japan Railway Co. 593,487
4,761,908
Health Care Equipment & Supplies (2.1%):
36,669 Alcon AG 3,106,403
3,108 BioMerieux 332,216
2,828 Carl Zeiss Meditec AG, Class BR 133,197
4,762 Cochlear, Ltd. 852,820
9,320 Coloplast A/S, Class B 1,020,655
6,162 Demant A/S* 227,284
1,912 DiaSorin SpA 197,066
21,861 EssilorLuxottica SA* 5,311,436
43,974 Fisher & Paykel Healthcare Corp., Ltd. 943,074
17,368 Getinge AB, B Shares 285,058
25,600 Hoya Corp. 3,181,357
58,096 Koninklijke Philips NV* 1,473,999
88,200 Olympus Corp. 1,313,825
20,729 Siemens Healthineers AG 1,098,904
65,734 Smith & Nephew plc 807,734
3,791 Sonova Holding AG 1,234,505
8,214 Straumann Holding AG, Class R 1,031,202
37,500 Sysmex Corp. 688,132
97,200 Terumo Corp. 1,870,616
25,109,483
Health Care Providers & Services (0.2%):
8,423 Amplifon SpA 216,092
15,701 Fresenius Medical Care AG 714,789
30,926 Fresenius SE & Co. KGaA* 1,074,045
13,523 Ramsay Health Care, Ltd.* 289,066
34,633 Sonic Healthcare, Ltd. 577,738
2,871,730
Health Care Technology (0.1%):
32,200 M3, Inc. 280,853
4,410 Pro Medicus, Ltd. 679,838
960,691
Hotels, Restaurants & Leisure (1.5%):
13,999 Accor SA 677,863
33,044 Amadeus IT Group SA 2,324,220
41,145 Aristocrat Leisure, Ltd. 1,737,073
124,339 Compass Group plc 4,132,531
13,134 Delivery Hero SE* 369,596
42,292 Entain plc 362,157
12,915 Evolution AB 991,842
163,000 Galaxy Entertainment Group, Ltd. 686,765
435,557 Genting Singapore, Ltd. 244,062
11,688 InterContinental Hotels Group plc 1,455,719
7,421 La Francaise des Jeux SACA 285,024

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
169,008 Lottery Corp., Ltd. (The) $ 515,799
5,629 McDonald's Holdings Co. Japan, Ltd. 220,943
79,700 Oriental Land Co., Ltd. 1,721,452
184,732 Sands China, Ltd.* 496,306
6,718 Sodexo SA^ 553,447
14,032 Whitbread plc 517,320
7,400 Zensho Holdings Co., Ltd. 418,528
17,710,647
Household Durables (1.2%):
102,218 Barratt Redrow plc 560,723
7,074 Berkeley Group Holdings plc* 345,565
171,500 Panasonic Holdings Corp. 1,780,731
23,175 Persimmon plc 346,412
1,891 SEB SA 170,375
29,700 Sekisui Chemical Co., Ltd. 512,560
44,100 Sekisui House, Ltd. 1,049,996
458,200 Sony Group Corp. 9,680,779
259,842 Taylor Wimpey plc 395,635
14,842,776
Household Products (0.5%):
45,067 Essity AB, Class B 1,205,581
7,943 Henkel AG & Co. KGaA 611,755
50,910 Reckitt Benckiser Group plc 3,074,918
81,000 Unicharm Corp. 665,703
5,557,957
Independent Power and Renewable Electricity Producers
(0.2%):
18,495 ACEN Corp. 1,277
24,545 EDP Renovaveis SA* 254,436
103,728 Meridian Energy, Ltd. 342,957
45,547 RWE AG 1,359,790
1,958,460
Industrial Conglomerates (2.0%):
195,244 CK Hutchison Holdings, Ltd. 1,046,585
7,228 DCC plc 464,212
1,200 Hikari Tsushin, Inc. 261,314
341,300 Hitachi, Ltd. 8,389,474
58,544 Infratil, Ltd. 412,600
10,177 Investment AB Latour, Class B 253,814
12,100 Jardine Matheson Holdings, Ltd.* 495,209
111,400 Keppel, Ltd. 557,986
17,272 Lifco AB, Class B 500,717
55,856 Siemens AG, Registered Shares 10,906,097
27,065 Smiths Group plc 580,288
23,868,296
Industrial REITs (0.4%):
269,183 CapitaLand Ascendas REIT 506,258
126,865 Goodman Group 2,799,148
94,293 Segro plc* 827,365
12,391 Warehouses De Pauw CVA* 243,900
4,376,671
Insurance (5.6%):
18,485 Admiral Group plc 610,241
97,985 Aegon, Ltd. 579,800
Shares Value
Common Stocks, continued
Insurance, continued
11,203 Ageas SA/NV $ 544,224
803,600 AIA Group, Ltd. 5,813,373
28,836 Allianz SE, Registered Shares
+
8,835,326
11,494 ASR Nederland NV 545,038
192,550 Aviva plc 1,129,734
129,453 AXA SA 4,602,069
3,148 Baloise Holding AG, Registered Shares 569,171
67,400 Dai-ichi Life Holdings, Inc. 1,790,629
69,224 Generali 1,955,959
15,186 Gjensidige Forsikring ASA 268,540
4,445 Hannover Rueck SE 1,111,245
2,587 Helvetia Holding AG, Registered Shares 426,334
174,467 Insurance Australia Group, Ltd. 913,958
143,500 Japan Post Holdings Co., Ltd. 1,349,308
15,600 Japan Post Insurance Co., Ltd. 285,124
441,599 Legal & General Group plc 1,264,913
207,807 Medibank Pvt, Ltd. 486,622
93,433 MS&AD Insurance Group Holdings, Inc. 2,042,926
9,853 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Class R 4,955,423
20,038 NN Group NV 872,540
47,660 Phoenix Group Holdings plc 303,291
33,256 Poste Italiane SpA 468,954
199,934 Prudential plc 1,593,703
109,711 QBE Insurance Group, Ltd.* 1,304,823
36,038 Sampo Oyj, A Shares 1,473,420
65,275 Sompo Holdings, Inc. 1,728,011
93,026 Suncorp Group, Ltd. 1,091,556
2,128 Swiss Life Holding AG 1,639,645
22,404 Swiss Re AG 3,236,086
36,036 T&D Holdings, Inc. 657,482
5,045 Talanx AG 429,254
138,900 Tokio Marine Holdings, Inc. 4,974,863
24,789 Tryg A/S 522,777
29,009 Unipol Gruppo SpA 361,221
10,767 Zurich Insurance Group AG 6,399,783
67,137,366
Interactive Media & Services (0.3%):
66,036 Auto Trader Group plc 653,590
25,365 CAR Group, Ltd.* 563,618
203,800 LY Corp. 539,540
3,995 REA Group, Ltd. 574,601
5,301 Scout24 SE 467,182
24,891 SEEK, Ltd. 346,497
3,760 VK IPJSC, GDR*(a) —
3,145,028
Internet & Direct Marketing Retail (0.0%
†
):
321 Ozon Holdings plc, ADR(a)(b) —
IT Services (0.8%):
5,725 Bechtle AG 184,380
11,443 Capgemini SE 1,866,386
123,600 Fujitsu, Ltd. 2,171,225
18,200 NEC Corp. 1,563,654
28,038 Nomura Research Institute, Ltd. 824,913
44,700 NTT Data Group Corp. 848,954
24,000 Obic Co., Ltd. 712,145
17,400 Otsuka Corp. 397,602

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
IT Services, continued
10,400 SCSK Corp. $ 218,115
15,700 TIS, Inc. 369,923
3,994 Wix.com, Ltd.* 856,913
10,014,210
Leisure Products (0.1%):
43,600 Bandai Namco Holdings, Inc. 1,037,605
5,500 Shimano, Inc. 742,027
1,779,632
Life Sciences Tools & Services (0.4%):
2,520 Bachem Holding AG 160,493
10,204 Eurofins Scientific SE 520,434
5,344 Lonza Group AG, Registered Shares 3,150,546
16,643 QIAGEN NV* 741,926
2,264 Sartorius Stedim Biotech 441,454
5,014,853
Machinery (3.0%):
20,947 Alfa Laval AB 869,901
27,043 Alstom SA* 603,981
197,784 Atlas Copco AB, Class A 3,027,125
112,849 Atlas Copco AB, Class B 1,528,700
24,400 Daifuku Co., Ltd. 506,103
36,834 Daimler Truck Holding AG 1,405,712
48,096 Epiroc AB, Class A 835,650
29,884 Epiroc AB, Class B 464,952
69,400 FANUC Corp. 1,813,117
11,114 GEA Group AG 550,479
7,700 Hitachi Construction Machinery Co., Ltd. 170,095
7,500 Hoshizaki Corp. 295,702
20,933 Indutrade AB 524,108
5,039 Knorr-Bremse AG 367,175
67,200 Komatsu, Ltd. 1,856,411
25,245 Kone Oyj, Class B 1,227,471
68,200 Kubota Corp. 788,183
18,100 Makita Corp. 551,297
44,446 Metso Oyj 416,459
27,100 MINEBEA MITSUMI, Inc. 435,184
236,400 Mitsubishi Heavy Industries, Ltd. 3,311,647
355 Rational AG 302,482
79,688 Sandvik AB 1,428,855
2,936 Schindler Holding AG, Class PC 809,218
1,651 Schindler Holding AG, Registered Shares 450,253
25,498 SKF AB, B Shares 478,390
4,200 SMC Corp. 1,635,587
5,507 Spirax Group plc 469,852
100,500 Techtronic Industries Co., Ltd. 1,324,895
10,500 Toyota Industries Corp. 844,876
16,532 Trelleborg AB, Class B 564,978
1,964 VAT Group AG 738,690
15,166 Volvo AB, Class A 370,457
116,934 Volvo AB, Class B 2,838,851
36,212 Wartsila OYJ Abp 640,509
189,900 Yangzijiang Shipbuilding Holdings, Ltd. 416,138
18,000 Yaskawa Electric Corp. 458,393
35,321,876
Marine Transportation (0.4%):
228 AP Moller - Maersk A/S, Class A 366,281
Shares Value
Common Stocks, continued
Marine Transportation, continued
344 AP Moller - Maersk A/S, Class B $ 569,792
29,100 Kawasaki Kisen Kaisha, Ltd. 417,012
3,452 Kuehne + Nagel International AG, Class R 789,748
24,900 Mitsui OSK Lines, Ltd. 864,816
32,200 Nippon Yusen KK 1,070,628
104,000 SITC International Holdings Co., Ltd. 276,920
4,355,197
Media (0.3%):
14,477 Dentsu Group, Inc. 353,609
96,875 Informa plc 964,729
16,630 Publicis Groupe SA 1,761,541
80,086 WPP plc 829,167
3,909,046
Metals & Mining (2.6%):
77,337 Alrosa PAO(a)(b) —
94,306 Anglo American plc 2,793,625
29,973 Antofagasta plc 593,131
33,333 ArcelorMittal SA 771,677
374,172 BHP Group, Ltd. 9,129,628
30,458 BlueScope Steel, Ltd. 351,261
20,386 Boliden AB 571,124
14,787 Endeavour Mining plc 264,513
122,669 Fortescue, Ltd. 1,375,926
756,742 Glencore plc 3,326,781
44,600 JFE Holdings, Inc. 500,834
12,868 Mineral Resources, Ltd.* 272,931
185,700 MMC Norilsk Nickel PJSC*(a)(b) —
63,448 Nippon Steel Corp. 1,274,201
100,511 Norsk Hydro ASA 553,354
83,518 Northern Star Resources, Ltd.* 801,241
42,350 Novolipetsk Steel PJSC*(a)(b) —
1,026 Polyus PJSC*(a)(b) —
82,695 Rio Tinto plc 4,866,968
27,312 Rio Tinto, Ltd. 1,985,888
6,613 Severstal(a)(b) —
343,666 South32, Ltd. 725,130
18,300 Sumitomo Metal Mining Co., Ltd. 415,678
84,297 United Co. RUSAL International PJSC*(a)(b) —
30,573,891
Multi-Utilities (0.9%):
390,821 Centrica plc 653,449
165,038 E.ON SE 1,921,387
134,104 Engie SA 2,125,507
351,746 National Grid plc* 4,167,642
70,800 Sembcorp Industries, Ltd. 286,145
51,537 Veolia Environnement SA 1,442,045
10,596,175
Office REITs (0.1%):
3,599 Covivio SA* 181,820
3,301 Gecina SA 309,323
500 Japan Real Estate Investment Corp. 342,677
555 Nippon Building Fund, Inc. 431,600
1,265,420
Oil, Gas & Consumable Fuels (3.4%):
21,900 Aker BP ASA 430,507

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,188,983 BP plc $ 5,857,996
200,620 ENEOS Holdings, Inc. 1,042,691
169,276 Eni SpA 2,311,912
62,500 Equinor ASA 1,478,017
34,738 Galp Energia SGPS SA 575,803
354,974 Gazprom PJSC*(a)(b) —
66,735 Idemitsu Kosan Co., Ltd. 435,519
63,900 Inpex Corp. 800,445
12,219 LUKOIL PJSC*(a)(b) —
30,022 Neste Oyj 378,994
27,220 Novatek PJSC*(a)(b) —
11,220 OMV AG 433,530
85,345 Repsol SA 1,037,946
34,912 Rosneft Oil Co. PJSC(a)(b) —
242,837 Santos, Ltd. 1,008,953
456,078 Shell plc 14,155,990
171,452 Surgutneftegas PJSC(a)(b) —
199,091 Surgutneftegas Prefernce(a)(b) —
43,241 Tatneft PJSC*(a)(b) —
158,850 TotalEnergies SE 8,825,848
140,247 Woodside Energy Group, Ltd. 2,168,612
40,942,763
Paper & Forest Products (0.2%):
5,857 Holmen AB, B Shares 215,486
33,304 Mondi plc 494,827
42,243 Stora Enso Oyj, Class R 427,527
42,107 Svenska Cellulosa AB SCA, Class B 534,601
39,461 UPM-Kymmene Oyj 1,085,229
2,757,670
Passenger Airlines (0.1%):
12,100 ANA Holdings, Inc. 219,374
43,566 Deutsche Lufthansa AG, Registered Shares^ 278,192
12,470 Japan Airlines Co., Ltd. 196,489
54,260 Qantas Airways, Ltd.* 300,520
105,850 Singapore Airlines, Ltd. 497,642
1,492,217
Personal Care Products (1.8%):
7,372 Beiersdorf AG 946,397
559,293 Haleon plc 2,634,210
34,600 Kao Corp. 1,398,619
17,641 L'Oreal SA 6,227,390
29,300 Shiseido Co., Ltd. 520,395
182,495 Unilever plc 10,333,539
22,060,550
Pharmaceuticals (8.5%):
135,200 Astellas Pharma, Inc. 1,311,783
114,115 AstraZeneca plc 14,852,558
72,242 Bayer AG, Registered Shares 1,444,755
50,000 Chugai Pharmaceutical Co., Ltd. 2,199,983
128,800 Daiichi Sankyo Co., Ltd. 3,540,700
19,200 Eisai Co., Ltd. 524,665
6,119 Galderma Group AG* 678,544
305,644 GSK plc 5,118,637
12,542 Hikma Pharmaceuticals plc 312,136
2,549 Ipsen SA 291,444
2,276 Kangmei Pharmaceutical Co.*(a) —
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
19,400 Kyowa Kirin Co., Ltd. $ 291,207
9,308 Merck KGaA 1,348,487
145,086 Novartis AG, Registered Shares 14,125,542
236,483 Novo Nordisk A/S, Class B 20,356,549
26,500 Ono Pharmaceutical Co., Ltd. 274,827
7,694 Orion Oyj, Class B 340,760
31,200 Otsuka Holdings Co., Ltd. 1,691,598
7,789 Recordati Industria Chimica e Farmaceutica SpA 408,004
51,718 Roche Holding AG 14,481,873
2,341 Roche Holding AG, Class BR 697,182
30,490 Sandoz Group AG 1,248,810
83,853 Sanofi SA 8,107,736
57,300 Shionogi & Co., Ltd. 802,899
115,773 Takeda Pharmaceutical Co., Ltd. 3,069,567
83,581 Teva Pharmaceutical Industries, Ltd., ADR* 1,842,125
9,442 UCB SA 1,873,543
101,235,914
Professional Services (2.0%):
12,350 Adecco Group AG 304,231
22,609 Bureau Veritas SA 687,103
38,396 Computershare, Ltd. 805,428
68,401 Experian plc 2,925,737
11,574 Intertek Group plc 684,766
8,049 Randstad NV 337,935
103,100 Recruit Holdings Co., Ltd. 7,174,040
137,632 RELX plc 6,235,839
11,238 SGS SA, Registered Shares* 1,125,707
3,715 Teleperformance SE 318,588
17,534 Wolters Kluwer NV 2,907,815
23,507,189
Real Estate Management & Development (1.1%):
2,743 Azrieli Group, Ltd. 226,878
169,300 CapitaLand Investment, Ltd. 324,461
60,000 China Evergrande Group* 1,259
149,244 CK Asset Holdings, Ltd. 613,045
4,100 Daito Trust Construction Co., Ltd. 455,966
41,700 Daiwa House Industry Co., Ltd. 1,277,401
47,911 Fastighets AB Balder, B Shares* 332,548
109,956 Henderson Land Development Co., Ltd. 333,368
78,000 Hongkong Land Holdings, Ltd. 346,841
29,800 Hulic Co., Ltd. 257,953
5,313 LEG Immobilien SE* 450,101
83,300 Mitsubishi Estate Co., Ltd. 1,149,061
193,800 Mitsui Fudosan Co., Ltd. 1,541,297
16,567 Sagax AB, Class B 339,299
306,601 Sino Land Co., Ltd.* 309,284
20,400 Sumitomo Realty & Development Co., Ltd. 631,968
106,000 Sun Hung Kai Properties, Ltd. 1,018,904
25,964 Swire Pacific, Ltd., Class A 235,654
5,841 Swiss Prime Site AG, Registered Shares 635,898
54,766 Vonovia SE* 1,661,846
81,931 Wharf Holdings, Ltd. (The) 230,497
127,300 Wharf Real Estate Investment Co., Ltd. 325,595
12,699,124
Retail REITs (0.3%):
427,376 CapitaLand Integrated Commercial Trust 603,714
15,395 Klepierre SA 443,339

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Retail REITs, continued
194,520 Link REIT* $ 822,793
367,692 Scentre Group* 781,600
8,724 Unibail-Rodamco-Westfield 654,519
293,814 Vicinity, Ltd. 382,308
3,688,273
Semiconductors & Semiconductor Equipment (3.4%):
56,300 Advantest Corp. 3,215,041
3,412 ASM International NV 1,946,414
29,415 ASML Holding NV 20,684,067
5,617 BE Semiconductor Industries NV 759,550
6,800 Disco Corp. 1,835,632
95,652 Infineon Technologies AG 3,106,428
10,600 Kokusai Electric Corp. 141,001
5,800 Lasertec Corp. 548,638
122,800 Renesas Electronics Corp. 1,561,283
6,100 SCREEN Holdings Co., Ltd. 360,783
49,188 STMicroelectronics NV 1,226,692
33,000 Tokyo Electron, Ltd. 5,001,313
40,386,842
Software (2.4%):
6,490 Check Point Software Technologies, Ltd.* 1,211,683
3,144 CyberArk Software, Ltd.* 1,047,424
50,120 Dassault Systemes SE 1,732,107
2,818 Monday.com, Ltd.* 663,470
4,385 Nemetschek SE 424,586
4,819 Nice, Ltd.* 821,775
2,800 Oracle Corp. 268,058
75,158 Sage Group plc (The) 1,185,958
76,611 SAP SE 18,746,549
4,270 Temenos AG, Registered Shares 300,955
8,700 Trend Micro, Inc. 469,114
13,523 WiseTech Global, Ltd.* 1,000,448
10,531 Xero, Ltd.* 1,094,748
28,966,875
Specialty Retail (1.0%):
6,279 Avolta AG 251,218
14,100 Fast Retailing Co., Ltd. 4,763,283
39,650 H & M Hennes & Mauritz AB, Class B^ 533,824
80,832 Industria de Diseno Textil SA 4,137,722
187,657 JD Sports Fashion plc 225,165
131,214 Kingfisher plc 407,008
5,700 Nitori Holdings Co., Ltd. 676,497
15,862 Zalando SE* 531,944
10,300 ZOZO, Inc. 318,191
11,844,852
Technology Hardware, Storage & Peripherals (0.5%):
17,600 Brother Industries, Ltd. 298,194
68,400 Canon, Inc. 2,220,229
84,100 FUJIFILM Holdings Corp. 1,745,435
10,916 Logitech International SA, Class R 897,507
38,500 Ricoh Co., Ltd. 438,195
19,900 Seiko Epson Corp. 359,032
5,958,592
Textiles, Apparel & Luxury Goods (2.7%):
12,036 adidas AG 2,955,241
Shares Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
49,900 Asics Corp. $ 971,638
39,471 Cie Financiere Richemont SA, Registered Shares 6,002,056
2,316 FF Group*(a) —
2,321 Hermes International SCA 5,536,620
5,351 Kering SA 1,311,231
20,231 LVMH Moet Hennessy Louis Vuitton SE 13,226,926
15,822 Moncler SpA 840,254
6,154 Pandora A/S 1,125,845
8,021 Puma SE 366,863
2,177 Swatch Group AG (The), Class BR 395,766
32,732,440
Tobacco (0.8%):
146,686 British American Tobacco plc 5,318,280
58,124 Imperial Brands plc 1,857,099
88,400 Japan Tobacco, Inc. 2,273,895
9,449,274
Trading Companies & Distributors (2.0%):
19,589 AddTech AB, B Shares 532,540
14,471 AerCap Holdings NV 1,384,875
32,125 Ashtead Group plc 1,986,687
27,309 Beijer Ref AB 401,964
10,002 Brenntag SE 599,565
24,658 Bunzl plc 1,014,970
4,318 IMCD NV 639,397
88,100 ITOCHU Corp. 4,336,842
104,000 Marubeni Corp. 1,558,559
245,800 Mitsubishi Corp. 4,021,585
185,500 Mitsui & Co., Ltd. 3,849,315
18,500 MonotaRO Co., Ltd. 310,946
15,587 Reece, Ltd. 215,085
16,836 Rexel SA 424,938
15,300 SGH, Ltd.* 435,340
75,100 Sumitomo Corp. 1,614,829
45,800 Toyota Tsusho Corp. 808,289
24,135,726
Transportation Infrastructure (0.3%):
5,485 Aena SME SA 1,119,393
2,687 Aeroports de Paris SA 308,980
92,964 Auckland International Airport, Ltd. 452,392
23,113 Getlink SE 367,903
231,663 Transurban Group* 1,916,316
4,164,984
Water Utilities (0.1%):
19,154 Severn Trent plc 600,954
51,908 United Utilities Group plc 685,348
1,286,302
Wireless Telecommunication Services (1.0%):
113,600 KDDI Corp. 3,621,197
29,884 Mobile TeleSystems PJSC(a)(b) —
2,082,800 SoftBank Corp. 2,619,297
70,200 SoftBank Group Corp. 4,033,089
39,884 Tele2 AB, B Shares 394,114

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31 , 2024
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of December 31, 2024 :
Shares Value
Common Stocks, continued
Wireless Telecommunication Services, continued
1,654,563 Vodafone Group plc $ 1,410,762
12,078,459
Total Common Stocks (Cost $728,778,531) 1,174,733,908
Preferred Stocks (0.4%):
Automobiles (0.2%):
4,531 Bayerische Motoren Werke AG, 8.31%, 5/15/20 339,785
8,012 Dr. Ing hc F Porsche AG, 3.96% 484,573
11,435 Porsche Automobil Holding SE, 7.05%, 5/20/20 430,232
15,385 Volkswagen AG, 10.17%, 5/8/20 1,419,232
2,673,822
Household Products (0.1%):
12,636 Henkel AG & Co. KGaA, 2.18%, 4/21/20 1,109,028
Life Sciences Tools & Services (0.1%):
1,990 Sartorius AG, 0.34% 443,495
Total Preferred Stocks (Cost $4,556,621) 4,226,345
Shares Value
Affiliated Investment Company (0.2%):
Money Market Funds (0.2%):
2,948,840 BlackRock Liquidity FedFund, Institutional Class ,
5.02%(c)(d) $ 2,948,840
Total Affiliated Investment Company (Cost $2,948,840) 2,948,840
Unaffiliated Investment Company (0.1%):
Money Market Funds (0.1%):
1,056,909 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.33%(d) 1,056,909
Total Unaffiliated Investment Company (Cost $1,056,909) 1,056,909
Total Investment Securities
(Cost $737,340,901 ) — 99.2% (e) 1,182,966,002
Net other assets (liabilities) — 0.8% 9,654,518
Net Assets — 100.0% $ 1,192,620,520
ADR—American Depository Receipt
GDR—Global Depositary Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of December 31, 2024. The total value of securities on loan as of December 31, 2024 was $2,715,670.
† Represents less than 0.05%.
+ Affiliated Securities
(a) Security was valued using significant unobservable inputs as of December 31, 2024.
(b) These securities are held by the AZL MSCI Emerging Markets Equity Index Fund (the “Subsidiary”). See Note 2 in Notes to the Consolidated Financial Statements.
(c) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2024.
(d) The rate represents the effective yield at December 31, 2024.
(e) See Federal Tax Information listed in the Notes to the Financial Statements.
Amounts shown as “—“ are either $0 or round to less than $1.
Country Percentage
Australia 7.2%
Austria 0.2%
Belgium 0.8%
Chile 0.1%
†
China —%
†
Cyprus —%
†
Denmark 2.9%
Finland 1.0%
France 10.8%
Germany 9.2%
Greece —%
†
Hong Kong 2.1%
Ireland 0.8%
Israel 1.0%
Italy 2.6%
Japan 22.9%
Luxembourg 0.2%
Macau —%
†
Netherlands 4.9%
New Zealand 0.3%
Norway 0.6%

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Country Percentage
Philippines —%
†
Poland —%
†
Portugal 0.1%
Russia —%
†
Russian Federation —%
†
Singapore 1.6%
Spain 2.6%
Sweden 3.6%
Switzerland 10.1%
Turkey —%
†
United Kingdom 14.1%
United States 0.3%
100.0%
† Represents less than 0.05%.
Futures Contracts
At December 31, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
ASX SPI 200 Index March Futures (Australian Dollar) 3/20/25 9 $ 1,134,447 $ (15,828)
DJ EURO STOXX 50 March Futures (Euro) 3/21/25 61 3,083,705 (57,022)
FTSE 100 Index March Futures (British Pounds) 3/21/25 21 2,150,311 (38,363)
SGX NIKKEI 225 Index March Futures (Japanese Yen) 3/13/25 17 2,122,434 1,119
$ (110,094)

AZL International Index Fund

See accompanying notes to the financial statements.
Consolidated Statement of Assets and Liabilities
December 31, 2024
Consolidated Statement of Operations
For the Year Ended December 31, 2024
Assets:
Investments in non-affiliates, at cost $ 730,512,346
Investments in affiliates, at cost 6,828,555
aaa
aaa
Investments in non-affiliates, at value(a) $ 1,171,181,836
Investments in affiliates, at value 11,784,166
Cash 77,561
Deposit at broker for futures contracts collateral 531,834
Interest and dividends receivable 808,055
Foreign currency, at value (cost $6,620,978) 6,492,975
Receivable for capital shares issued 46,235
Prepaid expenses 6,079
Reclaims receivable 5,636,159
Total Assets 1,196,564,900
Liabilities:
Payable for capital shares redeemed 99,698
Payable for collateral received on loaned securities 2,948,840
Payable for variation margin on futures contracts 20,671
Management fees payable 361,449
Administration fees payable 30,199
Distribution fees payable 240,076
Custodian fees payable 51,164
Administrative and compliance services fees payable 5,535
Transfer agent fees payable 3,604
Trustee fees payable 11,583
Other accrued liabilities 171,561
Total Liabilities 3,944,380
Commitments and contingent liabilities^
Net Assets
$ 1,192,620,520
Net Assets Consist of:
Paid in capital $ 754,460,827
Total distributable earnings 438,159,693
Net Assets
$ 1,192,620,520
Class 1
Net Assets $ 83,362,264
Shares of beneficial interest (unlimited number of shares authorized, no par value) 7,723,181
Net Asset Value (offering and redemption price per share) $ 10 .79
Class 2
Net Assets $ 1,109,258,256
Shares of beneficial interest (unlimited number of shares authorized, no par value) 63,924,094
Net Asset Value (offering and redemption price per share) $ 17 .35
(a) Includes securities on loan of $2,715,670.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from non-affiliates $ 40,261,756
Dividends from affiliates 448,609
Interest 104,021
Income from securities lending 104,027
Foreign withholding tax (3,586,955)
Total Investment Income 37,331,458
Expenses:
Management fees 4,424,602
Administration fees 373,386
Distribution fees - Class 2 2,934,975
Custodian fees 198,823
Administrative and compliance services fees 21,088
Transfer agent fees 18,002
Trustee fees 63,126
Professional fees 80,348
Licensing fees 519,149
Shareholder reports 15,264
Other expenses 88,713
Total expenses 8,737,476
Net Investment Income/(Loss)
28,593,982
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 20,370,839
Net realized gains/(losses) on affiliated transactions 370,010
Net realized gains/(losses) on futures contracts 471,141
Change in net unrealized appreciation/depreciation on securities and foreign currencies (8,069,421)
Change in net unrealized appreciation/depreciation on affiliated transactions 809,404
Change in net unrealized appreciation/depreciation on futures contracts (133,645)
Net realized and Change in net unrealized gains/losses on
investments
13,818,328
Change in Net Assets Resulting From Operations
$ 42,412,310

AZL International Index Fund

See accompanying notes to the financial statements.
Consolidated Statements of Changes in Net Assets
For the
Year Ended
December 31, 2024
For the
Year Ended
December 31, 2023
Change In Net Assets:
Operations:
Net investment income/(loss) $ 28,593,982 $ 29,295,992
Net realized gains/(losses) on investments 21,211,990 18,792,970
Change in unrealized appreciation/depreciation on investments (7,393,662) 155,117,975
Change in net assets resulting from operations 42,412,310 203,206,937
Distributions to Shareholders:
Class 1 (5,182,593) (3,731,588)
Class 2 (40,282,840) (27,389,306)
Change in net assets resulting from distributions to shareholders (45,465,433) (31,120,894)
Capital Transactions:
Class 1
Proceeds from shares issued 586,127 407,340
Proceeds from shares issued in merger — 11,495,461
Proceeds from dividends reinvested 5,182,593 3,731,588
Value of shares redeemed (11,468,948) (11,061,394)
Total Class 1 Shares (5,700,228) 4,572,995
Class 2
Proceeds from shares issued 80,788,931 27,906,995
Proceeds from shares issued in merger — 65,241,566
Proceeds from dividends reinvested 40,282,840 27,389,306
Value of shares redeemed (167,776,811) (341,244,951)
Total Class 2 Shares (46,705,040) (220,707,084)
Change in net assets resulting from capital transactions (52,405,268) (216,134,089)
Change in net assets (55,458,391) (44,048,046)
Net Assets:
Beginning of period 1,248,078,911 1,292,126,957
End of period $ 1,192,620,520 $ 1,248,078,911
Share Transactions:
Class 1
Shares issued 50,041 45,495
Shares issued in merger — 1,113,784
Dividends reinvested 442,578 382,335
Shares redeemed (994,752) (1,040,701)
Total Class 1 Shares (502,133) 500,913
Class 2
Shares issued 4,579,622 1,733,767
Shares issued in merger — 4,090,043
Dividends reinvested 2,138,155 1,781,998
Shares redeemed (9,140,464) (20,921,534)
Total Class 2 Shares (2,422,687) (13,315,726)
Change in shares (2,924,820) (12,814,813)

AZL International Index Fund
Consolidated Financial Highlights^
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
^ Not consolidated for years ended prior to December 31, 2023. See Note 2.
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Class 1
Net Asset Value, Beginning of Period
$ 11.08  $ 9.87  $ 12.69  $ 11.76  $ 11.53
Investment Activities:
Net Investment Income/(Loss)(a) 0.29  0.28  0.29  0.27  0.20
Net Realized and Unrealized Gains/(Losses) on Investments 0.11  1.39  (2.21) 0.99  0.61
Total from Investment Activities 0.40  1.67  (1.92) 1.26  0.81
Distributions to Shareholders From:
Net Investment Income (0.54) (0.46) (0.51) (0.33) (0.55)
Net Realized Gains (0.15) —  (0.39) —  (0.03)
Total Dividends (0.69) (0.46) (0.90) (0.33) (0.58)
Net Asset Value, End of Period
$ 10.79  $ 11.08  $ 9.87  $ 12.69  $ 11.76
Total Return
(b) 3.14% 17.55% (14.25)% 10.80% 7.66%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 83,362  $ 91,133  $ 76,241  $ 99,304  $ 100,924
Net Investment Income/(Loss) 2.49% 2.61% 2.72% 2.13% 1.93%
Expenses Before Reductions(c) 0.46% 0.46% 0.43% 0.45% 0.46%
Expenses Net of Reductions 0.46% 0.46% 0.43% 0.45% 0.46%
Portfolio Turnover Rate(d) 8% 9% 2% 14% 9%
Class 2
Net Asset Value, Beginning of Period
$ 17.44  $ 15.26  $ 18.97  $ 17.43  $ 16.79
Investment Activities:
Net Investment Income/(Loss)(a) 0.41  0.38  0.40  0.35  0.26
Net Realized and Unrealized Gains/(Losses) on Investments 0.15  2.21  (3.26) 1.48  0.91
Total from Investment Activities 0.56  2.59  (2.86) 1.83  1.17
Distributions to Shareholders From:
Net Investment Income (0.50) (0.41) (0.46) (0.29) (0.50)
Net Realized Gains (0.15) —  (0.39) —  (0.03)
Total Dividends (0.65) (0.41) (0.85) (0.29) (0.53)
Net Asset Value, End of Period
$ 17.35  $ 17.44  $ 15.26  $ 18.97  $ 17.43
Total Return
(b) 2.89% 17.33% (14.52)% 10.55% 7.40%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 1,109,258  $ 1,156,946  $ 1,215,886  $ 1,650,118  $ 1,496,990
Net Investment Income/(Loss) 2.24% 2.33% 2.47% 1.85% 1.69%
Expenses Before Reductions(c) 0.71% 0.71% 0.68% 0.70% 0.71%
Expenses Net of Reductions 0.71% 0.71% 0.68% 0.70% 0.71%
Portfolio Turnover Rate(d) 8% 9% 2% 14% 9%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any . If such fee reductions had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

AZL International Index Fund
Notes to the Consolidated Financial Statements
December 31, 2024

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL International Index
Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL International Index Fund
Notes to the Consolidated Financial Statements
December 31, 2024

Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2024 are presented on the Fund’s Consolidated Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9%
of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $10,149 during the year ended December 31, 2024. These fees have been netted against “Income from securities lending” on the Consolidated Statement of Operations. The Fund had securities lending transactions of $2,948,840 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2024. At December 31, 2024, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2024, the Fund did not engage in any Rule 17a-7 transactions.
Consolidation of Subsidiary
Effective as of the close of business March 10, 2023, the Fund via a Purchase Agreement invested in shares of another series of the Trust managed by the Manager, the AZL MSCI
Emerging Markets Equity Index Fund (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund. As of December 31, 2024 the Fund’s aggregate investment in the
Subsidiary was $19,606, representing less than 0.01% of the Fund’s net assets.  The Subsidiary is a disregarded entity for federal income tax purposes and holds certain Russian-
based securities which have settlement restrictions. The Subsidiary’s financial statements, including its investments, and its operating results have been consolidated with those of the
Fund for the year ended December 31, 2024. All intercompany transactions have been eliminated.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Consolidated Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the year ended December 31, 2024, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk

AZL International Index Fund
Notes to the Consolidated Financial Statements
December 31, 2024

Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(471,141)
133,645
Futures Contracts
Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 471,141
$ (133,645)
related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December 31, 2024, the monthly average notional amount for long contracts was $8.7 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Consolidated Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of December 31,
2024:
The following is a summary of the effect of derivative instruments on the Consolidated Statement of Operations, categorized by risk exposure, for the year ended December 31, 2024:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Consolidated Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
For the year ended December 31, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Subadviser from the Manager is 0.04%.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Consolidated Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”
At December 31, 2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Consolidated Statement of Operations, as applicable. During the year ended December 31, 2024, there were no such waivers.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Consolidated Statement of Assets
and Liabilities Location Total Value
Consolidated Statement of Assets
and Liabilities Location Total Value
Equity Risk
1,119 (111,213)
Futures Contracts Receivable for variation margin on futures contracts* $1,119 Payable for variation margin on futures contracts* $111,213
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Consolidated Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Consolidated Statement of Assets and Liabilities as “Variation margin on futures contracts”.
Annual Rate* Annual Expense Limit
AZL International Index Fund, Class 1 0.35% 0.52%
AZL International Index Fund, Class 2 0.35% 0.77%

AZL International Index Fund
Notes to the Consolidated Financial Statements
December 31, 2024

At December 31, 2024, the following investments are noted as Affiliated Securities in the Fund’s Consolidated Schedule of Portfolio Investments.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and officer support services to the
Trust. For these services, ACA receives an annual base fee and additional per fund fees.The total expenses incurred by the Fund for these services are reflected on the Consolidated
Statement of Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the
Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The
Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as
“Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
12/31/24
Shares as of
12/31/24
Dividend
Income
Capital Gains
Distributions
Allianz SE, Registered Shares $ 8,264,578 $ 516,526 $ (1,125,192) $ 370,010 $ 809,404 $ 8,835,326 28,836 $ 448,609 $ —
BlackRock Liquidity FedFund ,
Institutional Class 4,727,239 — (1,778,399)
(a)
— — 2,948,840 2,948,840 104,027
(b)
—
$ 12,991,817 $ 516,526 $ (2,903,591) $ 370,010 $ 809,404 $ 11,784,166 2,977,676 $ 552,636 $ —
(a) Represents net amount purchased (sold).
(b) All or portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of securities lending fees and collateral investment expenses, and other payments to and from borrowers of securities.

AZL International Index Fund
Notes to the Consolidated Financial Statements
December 31, 2024

Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2024 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2024 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Emerging Markets Risk : Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.
Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 17,519,731 $ 1,157,214,177 $ —
#
$ 1,174,733,908
Preferred Stocks
+
— 4,226,345 — 4,226,345
Affiliated Investment Company 2,948,840 — — 2,948,840
Unaffiliated Investment Company 1,056,909 — — 1,056,909
Total Investment Securities 21,525,480 1,161,440,522 — 1,182,966,002
Other Financial Instruments:
*
Futures Contracts (110,094) — — (110,094)
Total Investments $21,415,386 $1,161,440,522 $— $1,182,855,908
+
For detailed industry descriptions, see the accompanying Consolidated Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at December 31, 2024.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
Purchases Sales
AZL International Index Fund $102,364,687 $179,043,294

AZL International Index Fund
Notes to the Consolidated Financial Statements
December 31, 2024

7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 is $788,899,533. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the
1940 Act. As of December 31, 2024, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 65% of the Fund.
Investment activities of these shareholders could have a material impact to the Fund.
9. Acquisition of Funds
Effective as of the close of business March 10, 2023, the Fund acquired all the assets and liabilities of the AZL MSCI Emerging Markets Equity Index Fund (“AZL MSCI Emerging
Markets Fund”), an open-end management investment company, pursuant to a plan of reorganization approved by the Board on December 13, 2022 (the “Plan”). The acquisition was accomplished by a taxable exchange of 2,549,011 Class 1 shares and 14,367,622 Class 2 shares of the AZL MSCI Emerging Markets Fund outstanding as of close of business March
10, 2023, valued at $11,495,461 and $65,241,566, respectively, for 1,113,784 Class 1 shares and 4,090,043 Class 2 shares of the Fund.
At the close of business March 10, 2023, the AZL MSCI Emerging Markets Fund’s investment holdings had a fair value of $74,501,099 and identified cost of $81,121,843. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value, including the cost basis of investments received. All fees and expenses incurred by the AZL MSCI Emerging Markets Fund and the Fund directly in connection with the Plan were borne by the Manager. There were no material differences in accounting policies of the AZL MSCI Emerging Markets Fund as compared to those of the Fund.
Unrealized appreciation $433,739,961
Unrealized (depreciation) (39,673,492)
Net unrealized appreciation/(depreciation) $394,066,469
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL International Index Fund $35,080,918 $10,384,515 $45,465,433
(a) Total distributions paid may differ from the Consolidated Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL International Index Fund $31,120,894 $— $31,120,894
(a) Total distributions paid may differ from the Consolidated Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL International Index Fund $30,893,019 $13,706,034 $— $393,560,640 $438,159,693
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts , mark-
to-market of passive foreign investment companies and other miscellaneous differences.

AZL International Index Fund
Notes to the Consolidated Financial Statements
December 31, 2024

10. Segment Reporting
The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. Subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL International Index Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of portfolio investments, of AZL International Index Fund (one of the funds constituting Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related consolidated statement of operations for the year ended December 31, 2024, the consolidated statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the consolidated financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31,
2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
During the year ended December 31, 2024, the Fund declared net long-term capital gain distributions of $10,384,515.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Approval of Investment Advisory and Subadvisory Agreements
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (together, the
“Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”).
As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2026 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the
Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b)
Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b-1.
The Board is aware that various courts
have
interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and
relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2024. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 4 and 11, 2024, and September 24, 2024, as well as in various other meetings preceding those meetings. Accordingly, the Advisory Contracts were approved by the Board at an in-person meeting on September 24, 2024. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2026.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers . The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers . In connection with every quarterly Board meeting, as well as the summer and fall 2024 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 4 and 11, 2024, and
September 24, 2024, the Manager reported that for the one-year period ended December 31, 2023, six Funds were in the top 40%, four were in the middle 20%, and five were in the bottom 40% of their respective Lipper peer groups. For the three-year period ended December 31, 2023, eight Funds were in the top 40%, three were in the middle 20% and four were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2023, six Funds were in the top 40%, two were in the middle 20%, and seven were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Two Funds, the AZL Enhanced Bond Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The
Board had previously met with the portfolio managers of the AZL Government Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective Subadvisers. The Board also considered the impact of recoupment of previously waived fees and of low short-term interest rates on the performance of the AZL Government Money Market Fund during the periods measured.
The Board considered that the AZL Russell Value 1000 Index Fund, which was in the bottom 40% of its Lipper peer group for the three- and five-year periods, had shown improved relative performance in more recent periods.

At the Board meeting held September 24, 2024, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2024.
Thus, at the Board meeting held September 24, 2024, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds. The Manager supplied information to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account.
The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the
“actual” advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 14 Funds reviewed by the Board in the summer and fall of 2024, 13 Funds paid “actual” advisory fees in a percentage amount within the 65th percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2023 for the 14 Funds was as follows: (1) 13 of the Funds had management fee rankings at or below the 65th percentile (with 9 Funds at or below the 50th percentile); and (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category. The Board noted that it had previously considered and approved a temporary reduction in the AZL MSCI Global Equity Index Fund’s management fee, which is in effect through at least April 30, 2026. In addition, the Board also considered that the AZL Enhanced Bond Index Fund ranked at the 63rd percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b-1 fee paid by the Funds, and other
Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2021 through 2023. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2024, were approximately $14.2 billion, including assets of affiliated investing funds, and that no single Fund had assets in excess of approximately $3.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

ANNRPT1224 02/25
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Mid Cap Index Fund
Annual Financial Statements and Other Information
December 31, 2024

AZL® Mid Cap Index Fund
FInancial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Approval of Investment Advisory and Subadvisory Agreements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks ( 99 .6% ):
Aerospace & Defense ( 1 .3% ):
15,717 BWX Technologies, Inc. $ 1,750,717
6,614 Curtiss-Wright Corp. 2,347,110
13,797 Hexcel Corp. 865,072
10,280 Woodward, Inc. 1,710,797
6,673,696
Air Freight & Logistics ( 0 .2% ):
20,290 GXO Logistics, Inc.* 882,615
Automobile Components ( 0 .8% ):
12,395 Autoliv, Inc. 1,162,527
39,383 Gentex Corp. 1,131,474
50,665 Goodyear Tire & Rubber Co. (The)* 455,985
9,447 Lear Corp. 894,631
4,766 Visteon Corp.* 422,839
4,067,456
Automobiles ( 0 .3% ):
19,832 Harley-Davidson, Inc. 597,538
9,010 Thor Industries, Inc. 862,347
1,459,885
Banks ( 6 .6% ):
27,868 Associated Banc-Corp. 666,045
18,105 Bank OZK 806,216
31,047 Cadence Bank 1,069,569
36,236 Columbia Banking System, Inc. 978,734
22,675 Comerica, Inc. 1,402,449
21,124 Commerce Bancshares, Inc. 1,316,236
11,106 Cullen/Frost Bankers, Inc. 1,490,981
23,966 East West Bancorp, Inc. 2,294,984
22,267 First Financial Bankshares, Inc. 802,725
93,247 First Horizon Corp. 1,877,995
51,134 Flagstar Financial, Inc. 477,080
65,670 FNB Corp. 970,603
19,568 Glacier Bancorp, Inc. 982,705
14,815 Hancock Whitney Corp. 810,677
31,487 Home BancShares, Inc. 891,082
9,364 International Bancshares Corp. 591,430
55,263 Old National Bancorp 1,199,483
13,385 Pinnacle Financial Partners, Inc. 1,531,110
16,067 Prosperity Bancshares, Inc. 1,210,649
12,953 SouthState Corp. 1,288,565
24,467 Synovus Financial Corp. 1,253,444
7,799 Texas Capital Bancshares, Inc.* 609,882
7,627 UMB Financial Corp. 860,783
23,956 United Bankshares, Inc. 899,548
83,300 Valley National Bancorp 754,698
29,299 Webster Financial Corp. 1,617,891
18,640 Western Alliance Bancorp 1,557,186
11,313 Wintrust Financial Corp. 1,410,844
25,505 Zions Bancorp NA 1,383,646
33,007,240
Beverages ( 0 .5% ):
1,483 Boston Beer Co., Inc. (The), Class A* 444,870
27,000 Celsius Holdings, Inc.* 711,180
Shares Value
Common Stocks, continued
Beverages, continued
1,023 Coca-Cola Consolidated, Inc. $ 1,288,970
2,445,020
Biotechnology ( 2 .8% ):
21,960 Arrowhead Pharmaceuticals, Inc.* 412,848
32,702 BioMarin Pharmaceutical, Inc.* 2,149,502
20,381 Cytokinetics, Inc.* 958,722
48,939 Exelixis, Inc.* 1,629,669
21,989 Halozyme Therapeutics, Inc.* 1,051,294
17,363 Neurocrine Biosciences, Inc.* 2,370,050
74,585 Roivant Sciences, Ltd.* 882,341
16,539 Sarepta Therapeutics, Inc.* 2,010,977
7,675 United Therapeutics Corp.* 2,708,047
14,173,450
Broadline Retail ( 0 .5% ):
47,719 Macy's, Inc. 807,883
16,936 Nordstrom, Inc. 409,004
10,507 Ollie's Bargain Outlet Holdings, Inc.* 1,152,933
2,369,820
Building Products ( 2 .6% ):
11,592 AAON, Inc. 1,364,147
12,183 Advanced Drainage Systems, Inc. 1,408,355
7,837 Carlisle Cos., Inc. 2,890,599
21,413 Fortune Brands Innovations, Inc. 1,463,150
14,913 Owens Corning 2,539,982
7,240 Simpson Manufacturing Co., Inc. 1,200,609
18,465 Trex Co., Inc.* 1,274,639
10,588 UFP Industries, Inc. 1,192,738
13,334,219
Capital Markets ( 3 .8% ):
5,285 Affiliated Managers Group, Inc. 977,302
36,328 Carlyle Group, Inc. (The) 1,834,201
6,261 Evercore, Inc. 1,735,487
13,587 Federated Hermes, Inc. 558,562
7,064 Hamilton Lane, Inc., Class A 1,045,825
9,164 Houlihan Lokey, Inc. 1,591,420
18,922 Interactive Brokers Group, Inc. 3,342,950
22,674 Janus Henderson Group plc 964,325
28,047 Jefferies Financial Group, Inc. 2,198,885
4,673 Morningstar, Inc. 1,573,679
17,201 SEI Investments Co. 1,418,738
17,846 Stifel Financial Corp. 1,893,104
19,134,478
Chemicals ( 2 .0% ):
186,062 Arcadium Lithium plc* 954,498
8,557 Ashland, Inc. 611,483
15,670 Avient Corp. 640,276
37,904 Axalta Coating Systems, Ltd.* 1,297,075
9,333 Cabot Corp. 852,196
25,770 Chemours Co. (The) 435,513
1,268 NewMarket Corp. 669,948
19,929 Olin Corp. 673,600
22,176 RPM International, Inc. 2,728,979
7,318 Scotts Miracle-Gro Co. (The) 485,476

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Chemicals, continued
5,896 Westlake Corp. $ 675,977
10,025,021
Commercial Services & Supplies ( 1 .7% ):
7,486 Brink's Co. (The) 694,476
8,798 Clean Harbors, Inc.* 2,024,772
6,679 MSA Safety, Inc. 1,107,178
31,762 RB Global, Inc. 2,865,250
46,158 Tetra Tech, Inc. 1,838,935
8,530,611
Communications Equipment ( 0 .6% ):
24,907 Ciena Corp.* 2,112,363
11,799 Lumentum Holdings, Inc.* 990,526
3,102,889
Construction & Engineering ( 2 .5% ):
23,034 AECOM 2,460,492
6,147 Comfort Systems USA, Inc. 2,606,697
7,980 EMCOR Group, Inc. 3,622,122
29,419 Fluor Corp.* 1,450,945
10,602 MasTec, Inc.* 1,443,356
3,460 Valmont Industries, Inc. 1,061,078
12,644,690
Construction Materials ( 0 .5% ):
5,816 Eagle Materials, Inc. 1,435,156
9,750 Knife River Corp.* 990,990
2,426,146
Consumer Finance ( 0 .7% ):
47,698 Ally Financial, Inc. 1,717,605
6,836 FirstCash Holdings, Inc. 708,210
37,785 SLM Corp. 1,042,110
3,467,925
Consumer Staples Distribution & Retail ( 1 .9% ):
6,410 Casey's General Stores, Inc. 2,539,834
26,907 Performance Food Group Co.* 2,274,987
17,154 Sprouts Farmers Market, Inc.* 2,179,759
40,639 US Foods Holding Corp.* 2,741,507
9,736,087
Containers & Packaging ( 1 .6% ):
11,444 AptarGroup, Inc. 1,797,852
19,735 Berry Global Group, Inc. 1,276,263
20,386 Crown Holdings, Inc. 1,685,718
52,628 Graphic Packaging Holding Co. 1,429,377
4,494 Greif, Inc., Class A 274,673
13,593 Silgan Holdings, Inc. 707,516
16,954 Sonoco Products Co. 828,203
7,999,602
Diversified Consumer Services ( 1 .3% ):
6,500 Duolingo, Inc.* 2,107,495
607 Graham Holdings Co., Class B 529,255
4,882 Grand Canyon Education, Inc.* 799,672
23,668 H&R Block, Inc. 1,250,617
24,927 Service Corp. International 1,989,673
6,676,712
Shares Value
Common Stocks, continued
Diversified REITs ( 0 .4% ):
37,749 WP Carey, Inc. $ 2,056,566
Diversified Telecommunication Services ( 0 .4% ):
38,188 Frontier Communications Parent, Inc.* 1,325,124
20,027 Iridium Communications, Inc. 581,183
1,906,307
Electric Utilities ( 0 .9% ):
9,658 ALLETE, Inc. 625,838
9,237 IDACORP, Inc. 1,009,419
35,159 OGE Energy Corp. 1,450,309
17,857 Portland General Electric Co. 778,922
15,509 TXNM Energy, Inc. 762,578
4,627,066
Electrical Equipment ( 1 .5% ):
5,314 Acuity Brands, Inc. 1,552,379
6,799 EnerSys 628,431
24,762 NEXTracker, Inc., Class A* 904,556
28,487 nVent Electric plc 1,941,674
11,417 Regal Rexnord Corp. 1,771,119
26,105 Sensata Technologies Holding plc 715,277
7,513,436
Electronic Equipment, Instruments & Components ( 3 .1% ):
8,944 Arrow Electronics, Inc.* 1,011,745
14,716 Avnet, Inc. 769,941
6,930 Belden, Inc. 780,387
29,374 Cognex Corp. 1,053,352
26,608 Coherent Corp.* 2,520,576
8,421 Crane NXT Co. 490,271
6,257 Fabrinet* 1,375,789
67,245 Flex, Ltd.* 2,581,536
4,478 IPG Photonics Corp.* 325,640
4,404 Littelfuse, Inc. 1,037,803
6,263 Novanta, Inc.* 956,798
13,042 TD SYNNEX Corp. 1,529,566
25,960 Vontier Corp. 946,761
15,380,165
Energy Equipment & Services ( 0 .6% ):
32,842 ChampionX Corp. 892,974
69,628 NOV, Inc. 1,016,569
10,800 Valaris, Ltd.* 477,792
12,272 Weatherford International plc 879,043
3,266,378
Entertainment ( 0 .5% ):
11,520 TKO Group Holdings, Inc.* 1,637,107
23,301 Warner Music Group Corp., Class A 722,331
2,359,438
Financial Services ( 1 .8% ):
45,498 Equitable Holdings, Inc. 2,146,141
17,877 Essent Group, Ltd. 973,224
7,314 Euronet Worldwide, Inc.* 752,172
44,334 MGIC Investment Corp. 1,051,159
11,748 Shift4 Payments, Inc., Class A* 1,219,207
16,717 Voya Financial, Inc. 1,150,631
61,240 Western Union Co. (The) 649,144

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Financial Services, continued
6,906 WEX, Inc.* $ 1,210,760
9,152,438
Food Products ( 1 .0% ):
27,485 Darling Ingredients, Inc.* 925,970
34,407 Flowers Foods, Inc. 710,849
11,174 Ingredion, Inc. 1,537,095
3,368 Lancaster Colony Corp. 583,136
6,810 Pilgrim's Pride Corp.* 309,106
8,040 Post Holdings, Inc.* 920,258
4,986,414
Gas Utilities ( 1 .0% ):
15,946 National Fuel Gas Co. 967,603
17,381 New Jersey Resources Corp. 810,824
9,587 ONE Gas, Inc. 663,900
10,365 Southwest Gas Holdings, Inc. 732,909
9,819 Spire, Inc. 666,023
36,759 UGI Corp. 1,037,706
4,878,965
Ground Transportation ( 1 .7% ):
2,915 Avis Budget Group, Inc.* 234,978
27,711 Knight-Swift Transportation Holdings, Inc. 1,469,791
6,071 Landstar System, Inc. 1,043,362
7,330 Ryder System, Inc. 1,149,784
4,586 Saia, Inc.* 2,089,978
20,048 XPO, Inc.* 2,629,295
8,617,188
Health Care Equipment & Supplies ( 1 .7% ):
34,947 DENTSPLY SIRONA, Inc. 663,294
9,395 Enovis Corp.* 412,253
30,064 Envista Holdings Corp.* 579,935
19,419 Globus Medical, Inc.* 1,606,145
8,732 Haemonetics Corp.* 681,795
11,876 Lantheus Holdings, Inc.* 1,062,427
9,356 LivaNova plc* 433,276
7,676 Masimo Corp.* 1,268,843
33,918 Neogen Corp.* 411,764
6,650 Penumbra, Inc.* 1,579,242
8,698,974
Health Care Providers & Services ( 1 .9% ):
15,900 Acadia Healthcare Co., Inc.* 630,435
5,568 Amedisys, Inc.* 505,519
2,578 Chemed Corp. 1,365,824
17,502 Encompass Health Corp. 1,616,310
9,850 Ensign Group, Inc. (The) 1,308,671
14,895 HealthEquity, Inc.* 1,429,175
29,566 Option Care Health, Inc.* 685,931
16,409 Tenet Healthcare Corp.* 2,071,308
9,613,173
Health Care REITs ( 0 .7% ):
63,389 Healthcare Realty Trust, Inc. 1,074,444
45,890 Omega Healthcare Investors, Inc. 1,736,936
41,854 Sabra Health Care REIT, Inc. 724,911
3,536,291
Shares Value
Common Stocks, continued
Health Care Technology ( 0 .2% ):
22,121 Doximity, Inc., Class A* $ 1,181,040
Hotel & Resort REITs ( 0 .1% ):
36,815 Park Hotels & Resorts, Inc. 517,987
Hotels, Restaurants & Leisure ( 3 .3% ):
45,540 Aramark 1,699,097
11,668 Boyd Gaming Corp. 846,397
3,899 Choice Hotels International, Inc.^ 553,580
12,817 Churchill Downs, Inc. 1,711,582
10,695 Hilton Grand Vacations, Inc.* 416,570
7,432 Hyatt Hotels Corp., Class A 1,166,675
15,320 Light & Wonder, Inc.* 1,323,342
5,453 Marriott Vacations Worldwide Corp. 489,679
14,492 Planet Fitness, Inc., Class A* 1,432,824
11,416 Texas Roadhouse, Inc. 2,059,789
11,657 Travel + Leisure Co. 588,096
6,450 Vail Resorts, Inc. 1,209,053
30,109 Wendy's Co. (The) 490,777
5,060 Wingstop, Inc. 1,438,052
13,400 Wyndham Hotels & Resorts, Inc. 1,350,586
16,776,099
Household Durables ( 1 .7% ):
12,191 KB Home 801,193
17,694 Taylor Morrison Home Corp.* 1,083,050
30,009 Tempur Sealy International, Inc. 1,701,210
17,511 Toll Brothers, Inc. 2,205,510
5,089 TopBuild Corp.* 1,584,409
9,423 Whirlpool Corp. 1,078,745
8,454,117
Household Products ( 0 .4% ):
22,775 BJ's Wholesale Club Holdings, Inc.* 2,034,946
Independent Power and Renewable Electricity Producers
( 0 .1% ):
9,842 Ormat Technologies, Inc. 666,500
Industrial REITs ( 1 .0% ):
8,371 EastGroup Properties, Inc. 1,343,462
22,602 First Industrial Realty Trust, Inc. 1,133,038
37,826 Rexford Industrial Realty, Inc. 1,462,353
31,632 STAG Industrial, Inc. 1,069,794
5,008,647
Insurance ( 4 .6% ):
12,328 American Financial Group, Inc. 1,688,073
10,370 Brighthouse Financial, Inc.* 498,175
18,121 CNO Financial Group, Inc. 674,282
45,321 Fidelity National Financial, Inc. 2,544,321
17,841 First American Financial Corp. 1,113,992
6,174 Hanover Insurance Group, Inc. (The) 954,871
10,486 Kemper Corp. 696,690
3,816 Kinsale Capital Group, Inc. 1,774,936
41,218 Old Republic International Corp. 1,491,679
5,849 Primerica, Inc. 1,587,536
11,357 Reinsurance Group of America, Inc. 2,426,196
8,928 RenaissanceRe Holdings, Ltd. 2,221,376
7,074 RLI Corp. 1,166,007

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Insurance, continued
17,995 Ryan Specialty Holdings, Inc. $ 1,154,559
10,559 Selective Insurance Group, Inc. 987,478
29,011 Unum Group 2,118,673
23,098,844
Interactive Media & Services ( 0 .1% ):
48,216 ZoomInfo Technologies, Inc.* 506,750
IT Services ( 0 .3% ):
39,725 Kyndryl Holdings, Inc.* 1,374,485
Leisure Products ( 0 .6% ):
11,494 Brunswick Corp. 743,432
58,490 Mattel, Inc.* 1,037,028
8,944 Polaris, Inc. 515,353
14,426 YETI Holdings, Inc.* 555,545
2,851,358
Life Sciences Tools & Services ( 2 .3% ):
117,475 Avantor, Inc.* 2,475,198
3,254 Bio-Rad Laboratories, Inc., Class A* 1,068,972
19,149 Bruker Corp. 1,122,514
27,377 Illumina, Inc.* 3,658,389
4,396 Medpace Holdings, Inc.* 1,460,483
8,920 Repligen Corp.* 1,283,945
27,562 Sotera Health Co.* 377,048
11,446,549
Machinery ( 4 .9% ):
10,589 AGCO Corp. 989,860
7,280 Chart Industries, Inc.* 1,389,315
149,371 CNH Industrial NV 1,692,373
8,393 Crane Co. 1,273,638
20,437 Donaldson Co., Inc. 1,376,432
9,784 Esab Corp. 1,173,493
22,520 Flowserve Corp. 1,295,350
28,704 Graco, Inc. 2,419,460
14,046 ITT, Inc. 2,006,892
9,768 Lincoln Electric Holdings, Inc. 1,831,207
9,266 Middleby Corp. (The)* 1,255,080
19,478 Mueller Industries, Inc. 1,545,774
11,185 Oshkosh Corp. 1,063,358
5,258 RBC Bearings, Inc.* 1,572,878
11,308 Terex Corp. 522,656
11,041 Timken Co. (The) 787,996
17,716 Toro Co. (The) 1,419,052
4,615 Watts Water Technologies, Inc., Class A 938,230
24,553,044
Marine Transportation ( 0 .2% ):
9,889 Kirby Corp.* 1,046,256
Media ( 0 .4% ):
28,053 New York Times Co. (The), Class A 1,460,159
5,129 Nexstar Media Group, Inc. 810,228
2,270,387
Metals & Mining ( 2 .0% ):
44,758 Alcoa Corp. 1,690,957
8,394 Carpenter Technology Corp. 1,424,546
84,664 Cleveland-Cliffs, Inc.* 795,842
Shares Value
Common Stocks, continued
Metals & Mining, continued
19,504 Commercial Metals Co. $ 967,398
9,434 Reliance, Inc. 2,540,199
11,305 Royal Gold, Inc. 1,490,564
38,376 United States Steel Corp. 1,304,400
10,213,906
Mortgage Real Estate Investment
Trusts (REITs) ( 0 .5% ):
94,010 Annaly Capital Management, Inc. 1,720,383
55,755 Starwood Property Trust, Inc. 1,056,557
2,776,940
Multi-Utilities ( 0 .2% ):
11,935 Black Hills Corp. 698,436
10,478 Northwestern Energy Group, Inc. 560,154
1,258,590
Office REITs ( 0 .7% ):
19,719 COPT Defense Properties 610,303
28,170 Cousins Properties, Inc. 863,129
18,096 Kilroy Realty Corp. 731,983
28,669 Vornado Realty Trust 1,205,245
3,410,660
Oil, Gas & Consumable Fuels ( 3 .9% ):
59,873 Antero Midstream Corp. 903,484
50,678 Antero Resources Corp.* 1,776,264
10,640 Chord Energy Corp. 1,244,029
15,518 Civitas Resources, Inc. 711,811
25,965 CNX Resources Corp.* 952,137
16,675 DT Midstream, Inc. 1,657,995
35,917 Expand Energy Corp. 3,575,537
27,595 HF Sinclair Corp. 967,205
19,938 Matador Resources Co. 1,121,712
24,315 Murphy Oil Corp. 735,772
45,068 Ovintiv, Inc. 1,825,254
16,377 PBF Energy, Inc., Class A 434,809
107,711 Permian Resources Corp. 1,548,884
41,587 Range Resources Corp. 1,496,300
17,359 Viper Energy, Inc. 851,806
19,802,999
Paper & Forest Products ( 0 .2% ):
10,700 Louisiana-Pacific Corp. 1,107,985
Passenger Airlines ( 0 .4% ):
112,131 American Airlines Group, Inc.* 1,954,443
Personal Care Products ( 0 .7% ):
22,158 BellRing Brands, Inc.* 1,669,384
65,245 Coty, Inc., Class A* 454,105
9,650 elf Beauty, Inc.* 1,211,557
3,335,046
Pharmaceuticals ( 0 .4% ):
10,459 Jazz Pharmaceuticals plc* 1,288,026
23,338 Perrigo Co plc 600,020
1,888,046
Professional Services ( 2 .6% ):
7,661 ASGN, Inc.* 638,468

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Professional Services, continued
3,847 CACI International, Inc., Class A* $ 1,554,419
7,968 Concentrix Corp. 344,775
28,155 ExlService Holdings, Inc.* 1,249,519
8,879 Exponent, Inc. 791,119
6,104 FTI Consulting, Inc.* 1,166,658
27,932 Genpact, Ltd. 1,199,679
6,075 Insperity, Inc. 470,873
23,140 KBR, Inc. 1,340,500
7,848 ManpowerGroup, Inc. 452,987
10,316 Maximus, Inc. 770,089
7,969 Parsons Corp.* 735,140
7,430 Paylocity Holding Corp.* 1,482,062
8,587 Science Applications International Corp. 959,855
13,156,143
Real Estate Management & Development ( 0 .4% ):
8,233 Jones Lang LaSalle, Inc.* 2,084,102
Residential REITs ( 1 .0% ):
54,248 American Homes 4 Rent, Class A 2,029,960
32,521 Equity LifeStyle Properties, Inc. 2,165,899
38,806 Independence Realty Trust, Inc. 769,911
4,965,770
Retail REITs ( 1 .0% ):
17,369 Agree Realty Corp. 1,223,646
52,712 Brixmor Property Group, Inc. 1,467,502
38,376 Kite Realty Group Trust 968,610
32,191 NNN REIT, Inc. 1,315,003
4,974,761
Semiconductors & Semiconductor Equipment ( 2 .2% ):
23,631 Allegro MicroSystems, Inc.* 516,574
19,739 Amkor Technology, Inc. 507,095
9,207 Cirrus Logic, Inc.* 916,833
23,678 Lattice Semiconductor Corp.* 1,341,359
9,988 MACOM Technology Solutions Holdings, Inc.* 1,297,541
11,493 MKS Instruments, Inc. 1,199,754
8,498 Onto Innovation, Inc.* 1,416,362
9,483 Power Integrations, Inc. 585,101
18,303 Rambus, Inc.* 967,496
5,639 Silicon Laboratories, Inc.* 700,477
6,809 Synaptics, Inc.* 519,663
7,575 Universal Display Corp. 1,107,465
11,075,720
Software ( 3 .7% ):
10,365 Altair Engineering, Inc., Class A* 1,130,925
3,991 Appfolio, Inc., Class A* 984,660
4,619 Aspen Technology, Inc.* 1,153,041
16,276 BILL Holdings, Inc.* 1,378,740
7,033 Blackbaud, Inc.* 519,879
7,579 Commvault Systems, Inc.* 1,143,747
35,021 DocuSign, Inc.* 3,149,789
10,123 Dolby Laboratories, Inc., Class A 790,606
38,812 Dropbox, Inc., Class A* 1,165,913
51,592 Dynatrace, Inc.* 2,804,025
10,519 Manhattan Associates, Inc.* 2,842,655
6,296 Qualys, Inc.* 882,825
Shares Value
Common Stocks, continued
Software, continued
16,362 Teradata Corp.* $ 509,676
18,456,481
Specialized REITs ( 1 .6% ):
38,708 CubeSmart 1,658,638
12,379 EPR Properties 548,142
47,112 Gaming and Leisure Properties, Inc. 2,268,914
15,291 Lamar Advertising Co., Class A 1,861,526
11,843 National Storage Affiliates Trust 448,968
12,608 PotlatchDeltic Corp. 494,864
23,148 Rayonier, Inc. 604,163
7,885,215
Specialty Retail ( 4 .7% ):
8,749 Abercrombie & Fitch Co.* 1,307,713
4,449 AutoNation, Inc.* 755,618
10,877 Burlington Stores, Inc.* 3,100,598
28,280 Chewy, Inc., Class A* 947,097
9,956 Dick's Sporting Goods, Inc. 2,278,331
9,370 Five Below, Inc.* 983,475
18,500 Floor & Decor Holdings, Inc., Class A* 1,844,450
69,884 GameStop Corp., Class A* 2,190,165
38,365 Gap, Inc. (The) 906,565
4,620 Lithia Motors, Inc. 1,651,327
3,185 Murphy USA, Inc. 1,598,074
3,169 Penske Automotive Group, Inc. 483,082
2,587 RH* 1,018,217
22,413 Valvoline, Inc.* 810,902
21,786 Williams-Sonoma, Inc. 4,034,332
23,909,946
Technology Hardware, Storage & Peripherals ( 0 .7% ):
53,577 Pure Storage, Inc., Class A* 3,291,235
Textiles, Apparel & Luxury Goods ( 1 .0% ):
20,200 Capri Holdings, Ltd.* 425,412
5,435 Columbia Sportswear Co. 456,159
10,049 Crocs, Inc.* 1,100,667
9,572 PVH Corp. 1,012,239
22,615 Skechers USA, Inc., Class A* 1,520,633
24,357 Under Armour, Inc., Class A* 201,676
32,187 Under Armour, Inc., Class C* 240,115
4,956,901
Trading Companies & Distributors ( 1 .8% ):
6,721 Applied Industrial Technologies, Inc. 1,609,478
33,354 Core & Main, Inc., Class A* 1,698,052
6,168 GATX Corp. 955,793
7,562 MSC Industrial Direct Co., Inc. 564,806
5,979 Watsco, Inc. 2,833,389
7,643 WESCO International, Inc. 1,383,077
9,044,595
Water Utilities ( 0 .3% ):
43,814 Essential Utilities, Inc. 1,591,324
Total Common Stocks (Cost $317,153,461) 501,678,178

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2024 .
Shares Value
Affiliated Investment Company ( 0 .1% ):
Money Market Funds ( 0 .1% ):
551,175 BlackRock Liquidity FedFund, Institutional Class ,
5.02%
+
(a)(b) $ 551,175
Total Affiliated Investment Company (Cost $551,175) 551,175
Unaffiliated Investment Company ( 0 .4% ):
Money Market Funds ( 0 .4% ):
1,885,790 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.33%(b) 1,885,790
Total Unaffiliated Investment Company (Cost $1,885,790) 1,885,790
Total Investment Securities
(Cost $ 319,590,426 ) — 100 .1% (c) 504,115,143
Net other assets (liabilities) — ( 0 .1 ) % (501,870)
Net Assets — 100.0% $ 503,613,273
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of December 31, 2024. The total value of securities on loan as of December 31, 2024 was $542,506.
+ Affiliated Securities
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2024.
(b) The rate represents the effective yield at December 31, 2024.
(c) See Federal Tax Information listed in the Notes to the Financial Statements.
Futures Contracts
At December 31, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P Midcap 400 E-Mini March Futures (U.S. Dollar) 3/21/25 7 $ 2,202,690 $ (71,398)
$ (71,398)

AZL Mid Cap Index Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2024
Statement of Operations
For the Year Ended December 31, 2024
Assets:
Investments in non-affiliates, at cost $ 319,039,251
Investments in affiliates, at cost 551,175
aaa
aaa
Investments in non-affiliates, at value(a) $ 503,563,968
Investments in affiliates, at value 551,175
Deposit at broker for futures contracts collateral 134,000
Interest and dividends receivable 511,262
Receivable for variation margin on futures contracts 4,760
Prepaid expenses 2,502
Total Assets 504,767,667
Liabilities:
Payable for capital shares redeemed 317,019
Payable for collateral received on loaned securities 551,175
Management fees payable 111,480
Administration fees payable 14,283
Distribution fees payable 101,036
Custodian fees payable 6,442
Administrative and compliance services fees payable 2,252
Transfer agent fees payable 3,041
Trustee fees payable 4,711
Other accrued liabilities 42,955
Total Liabilities 1,154,394
Commitments and contingent liabilities^
Net Assets
$ 503,613,273
Net Assets Consist of:
Paid in capital $ 190,216,816
Total distributable earnings 313,396,457
Net Assets
$ 503,613,273
Class 1
Net Assets $ 47,363,573
Shares of beneficial interest (unlimited number of shares authorized, no par value) 2,160,747
Net Asset Value (offering and redemption price per share) $ 21 .92
Class 2
Net Assets $ 456,249,700
Shares of beneficial interest (unlimited number of shares authorized, no par value) 21,135,801
Net Asset Value (offering and redemption price per share) $ 21 .59
(a) Includes securities on loan of $542,506.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends $ 8,928,280
Interest 9,958
Income from securities lending 19,900
Foreign withholding tax (862)
Total Investment Income 8,957,276
Expenses:
Management fees 1,513,043
Administration fees 190,474
Distribution fees - Class 2 1,394,101
Custodian fees 31,548
Administrative and compliance services fees 10,293
Transfer agent fees 16,287
Trustee fees 33,710
Professional fees 37,829
Licensing fees 135,378
Shareholder reports 9,586
Other expenses 14,712
Total expenses 3,386,961
Net Investment Income/(Loss)
5,570,315
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 138,673,220
Net realized gains/(losses) on futures contracts 281,669
Change in net unrealized appreciation/depreciation on securities and foreign currencies (71,162,267)
Change in net unrealized appreciation/depreciation on futures contracts (89,166)
Net realized and Change in net unrealized gains/losses on
investments
67,703,456
Change in Net Assets Resulting From Operations
$ 73,273,771

AZL Mid Cap Index Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2024
For the
Year Ended
December 31, 2023
*
Change In Net Assets:
Operations:
Net investment income/(loss) $ 5,570,315 $ 8,172,911
Net realized gains/(losses) on investments 138,954,889 44,739,044
Change in unrealized appreciation/depreciation on investments (71,251,433) 71,269,982
Change in net assets resulting from operations 73,273,771 124,181,937
Distributions to Shareholders:
Class 1 (5,079,024) (16,170,278)
Class 2 (49,268,138) (30,726,341)
Change in net assets resulting from distributions to shareholders (54,347,162) (46,896,619)
Capital Transactions:
Class 1
Proceeds from shares issued 250,960 11,182
Proceeds from dividends reinvested 5,079,024 16,170,278
Value of shares redeemed (5,492,241) (4,917,983)
Total Class 1 Shares (162,257) 11,263,477
Class 2
Proceeds from shares issued 2,938,465 35,642,494
Proceeds from dividends reinvested 49,268,138 30,726,342
Value of shares redeemed (382,045,727) (181,412,521)
Total Class 2 Shares (329,839,124) (115,043,685)
Change in net assets resulting from capital transactions (330,001,381) (103,780,208)
Change in net assets (311,074,772) (26,494,890)
Net Assets:
Beginning of period 814,688,045 841,182,935
End of period $ 503,613,273 $ 814,688,045
Share Transactions:
Class 1
Shares issued 10,735 348
Dividends reinvested 234,164 857,839
Shares redeemed (241,401) (177,355)
Total Class 1 Shares 3,498 680,832
Class 2
Shares issued 131,191 1,862,901
Dividends reinvested 2,305,481 1,652,842
Shares redeemed (17,462,957) (8,894,018)
Total Class 2 Shares (15,026,285) (5,378,275)
Change in shares (15,022,787) (4,697,443)
* Shares of beneficial interest and the Net Asset Value reflect a 13 to 1 reverse share split which occurred on December 8, 2023.

AZL Mid Cap Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2024
Year Ended
December 31,
2023
(a)
Year Ended
December 31,
2022
(a)
Year Ended
December 31,
2021
(a)
Year Ended
December 31,
2020
(a)
Class 1
Net Asset Value, Beginning of Period
$ 21.57  $ 30.29  $ 115.03  $ 109.19  $ 107.65
Investment Activities:
Net Investment Income/(Loss)(b) 0.26  0.35  0.78  1.17  1.17
Net Realized and Unrealized Gains/(Losses) on Investments 2.67  2.83  (18.83) 23.78  12.59
Total from Investment Activities 2.93  3.18  (18.05) 24.95  13.76
Distributions to Shareholders From:
Net Investment Income (0.49) (2.80) (3.38) (3.38) (4.03)
Net Realized Gains (2.09) (9.10) (63.31) (15.73) (8.19)
Total Dividends (2.58) (11.90) (66.69) (19.11) (12.22)
Net Asset Value, End of Period
$ 21.92  $ 21.57  $ 30.29  $ 115.03  $ 109.19
Total Return
(c) 13.69% 16.16% (13.34)% 24.03% 14.82%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 47,364  $ 46,526  $ 44,716  $ 58,070  $ 51,879
Net Investment Income/(Loss) 1.15% 1.25% 1.14% 1.01% 1.21%
Expenses Before Reductions(d) 0.33% 0.32% 0.31% 0.32% 0.33%
Expenses Net of Reductions 0.33% 0.32% 0.31% 0.32% 0.33%
Portfolio Turnover Rate(e) 17% 23% 11% 30% 22%
Class 2
Net Asset Value, Beginning of Period
$ 21.24  $ 19.17  $ 28.25  $ 24.06  $ 21.91
Investment Activities:
Net Investment Income/(Loss)(b) 0.20  0.20  0.21  0.21  0.19
Net Realized and Unrealized Gains/(Losses) on Investments 2.63  2.72  (4.24) 5.39  2.84
Total from Investment Activities 2.83  2.92  (4.03) 5.60  3.03
Distributions to Shareholders From:
Net Investment Income (0.39) (0.15) (0.18) (0.20) (0.25)
Net Realized Gains (2.09) (0.70) (4.87) (1.21) (0.63)
Total Dividends (2.48) (0.85) (5.05) (1.41) (0.88)
Net Asset Value, End of Period
$ 21.59  $ 21.24  $ 19.17  $ 28.25  $ 24.06
Total Return
(c) 13.44% 15.88% (13.55)% 23.66% 14.53%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 456,250  $ 768,162  $ 796,467  $ 1,107,212  $ 1,052,145
Net Investment Income/(Loss) 0.90% 1.00% 0.88% 0.76% 0.96%
Expenses Before Reductions(d) 0.58% 0.57% 0.56% 0.57% 0.58%
Expenses Net of Reductions 0.58% 0.57% 0.56% 0.57% 0.58%
Portfolio Turnover Rate(e) 17% 23% 11% 30% 22%
(a) Class 1 had a 13 to 1 reverse share split effective December 8, 2023. Prior year net asset values and per share amounts have been retrospectively adjusted to reflect the impact of the reverse share split.
(b) Calculated using the average shares method.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Excludes fee reductions, if any . If such fee reductions had not occurred, the ratios would have been as indicated.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

AZL Mid Cap Index Fund
Notes to the Financial Statements
December 31, 2024

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Mid Cap Index
Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Private Placements
The Fund may invest in private placement securities which are securities issued by corporations without registration under the Securities Act of 1933, as amended (the “1933 Act”), in reliance on a “private placement” exemption. These unregistered securities may be restricted and generally are sold to institutional investors, such as the Fund, who agree that they are purchasing the securities for investment and not with a view to public distribution. Unregistered securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such securities.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL Mid Cap Index Fund
Notes to the Financial Statements
December 31, 2024

Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2024 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,925 during the year ended December 31, 2024. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $551,175 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2024. At December 31, 2024, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2024, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the year ended December 31, 2024, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December
31, 2024, the monthly average notional amount for long contracts was $3.0 million. There was no short contract activity during the period. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.

AZL Mid Cap Index Fund
Notes to the Financial Statements
December 31, 2024

Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2024:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2024:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
For the year ended December 31, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Subadviser from the Manager is 0.015%.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the year ended December 31, 2024, there were no such waivers.
At December 31, 2024, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
– (71,398)
Futures Contracts Receivable for variation margin on futures contracts* $— Payable for variation margin on futures contracts* $71,398
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts”.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(281,669) 89,166
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 281,669 $ (89,166)
Annual Rate* Annual Expense Limit
AZL Mid Cap Index Fund, Class 1 0.25% 0.46%
AZL Mid Cap Index Fund, Class 2 0.25% 0.71%
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
12/31/24
Shares
as of
12/31/24
Dividend
Income
Capital Gains
Distributions
BlackR ock Liquidity FedFund ,
Institutional Class $ 1,573,481  $ —  $ (1,022,306)
(a)
 $ —  $ — $ 551,175 551,175  $ 19,900
(b)
 $ —
(a) Represents net amount purchased (sold).
(b) All or portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of securities lending fees and collateral investment expenses, and other payments to and from borrowers of securities.

AZL Mid Cap Index Fund
Notes to the Financial Statements
December 31, 2024

The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and officer support services to the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2024 in valuing the Fund’s investments based upon the three levels defined above:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 501,678,178 $ — $ — $ 501,678,178
Affiliated Investment Company 551,175 — — 551,175

AZL Mid Cap Index Fund
Notes to the Financial Statements
December 31, 2024

5. Security Purchases and Sales
For the year ended December 31, 2024 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 is $330,868,073. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
Investment Securities: Level 1 Level 2 Level 3 Total
Unaffiliated Investment Company $ 1,885,790 $ — $ — $ 1,885,790
Total Investment Securities 504,115,143 — — 504,115,143
Other Financial Instruments:
*
Futures Contracts (71,398) — — (71,398)
Total Investments $504,043,745 $— $— $504,043,745
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
Purchases Sales
AZL Mid Cap Index Fund $101,864,631 $477,082,246
Unrealized appreciation $190,702,025
Unrealized (depreciation) (17,454,955)
Net unrealized appreciation/(depreciation) $173,247,070
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Mid Cap Index Fund $10,311,990 $44,035,172 $54,347,162
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

AZL Mid Cap Index Fund
Notes to the Financial Statements
December 31, 2024

At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the
1940 Act. As of December 31, 2024, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 60% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
9. Segment Reporting
The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. Subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Mid Cap Index Fund $9,332,785 $37,563,834 $46,896,619
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Mid Cap Index Fund $19,630,600 $120,518,787 $— $173,247,070 $313,396,457
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, investments in real estate investment trusts and other miscellaneous differences.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL Mid Cap Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL Mid Cap Index Fund (one of the funds constituting Allianz
Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2024, 94.95% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2024, the Fund declared net short-term capital gain distributions of $1,554,766.
During the year ended December 31, 2024, the Fund declared net long-term capital gain distributions of $44,035,172.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Approval of Investment Advisory and Subadvisory Agreements
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (together, the
“Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”).
As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2026 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the
Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b)
Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b-1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and
relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2024. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 4 and 11, 2024, and September 24, 2024, as well as in various other meetings preceding those meetings. Accordingly, the Advisory Contracts were approved by the Board at an in-person meeting on September 24, 2024. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2026.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers . The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers . In connection with every quarterly Board meeting, as well as the summer and fall 2024 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 4 and 11, 2024, and
September 24, 2024, the Manager reported that for the one-year period ended December 31, 2023, six Funds were in the top 40%, four were in the middle 20%, and five were in the bottom 40% of their respective Lipper peer groups. For the three-year period ended December 31, 2023, eight Funds were in the top 40%, three were in the middle 20% and four were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2023, six Funds were in the top 40%, two were in the middle 20%, and seven were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Two Funds, the AZL Enhanced Bond Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The
Board had previously met with the portfolio managers of the AZL Government Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective Subadvisers. The Board also considered the impact of recoupment of previously waived fees and of low short-term interest rates on the performance of the AZL Government Money Market Fund during the periods measured.
The Board considered that the AZL Russell Value 1000 Index Fund, which was in the bottom 40% of its Lipper peer group for the three- and five-year periods, had shown improved relative performance in more recent periods.

At the Board meeting held September 24, 2024, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2024.
Thus, at the Board meeting held September 24, 2024, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds. The Manager supplied information to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account.
The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the
“actual” advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 14 Funds reviewed by the Board in the summer and fall of 2024, 13 Funds paid “actual” advisory fees in a percentage amount within the 65th percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2023 for the 14 Funds was as follows: (1) 13 of the Funds had management fee rankings at or below the 65th percentile (with 9 Funds at or below the 50th percentile); and (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category. The Board noted that it had previously considered and approved a temporary reduction in the AZL MSCI Global Equity Index Fund’s management fee, which is in effect through at least April 30, 2026. In addition, the Board also considered that the AZL Enhanced Bond Index Fund ranked at the 63rd percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b-1 fee paid by the Funds, and other
Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2021 through 2023. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2024, were approximately $14.2 billion, including assets of affiliated investing funds, and that no single Fund had assets in excess of approximately $3.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

ANNRPT1224 02/25
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Moderate Index Strategy Fund
Annual Financial Statements and Other Information
December 31, 2024

AZL® Moderate Index Strategy Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Approval of Investment Advisory Agreement

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Moderate Index Strategy Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2024 .
Shares Value
Affiliated Investment Companies (100.1%):
Domestic Equity Funds (43.5%):
2,167,827 AZL Mid Cap Index Fund, Class 2 $ 46,803,379
20,698,764 AZL S&P 500 Index Fund, Class 2 491,802,634
2,690,706 AZL Small Cap Stock Index Fund, Class 2 33,499,293
572,105,306
Fixed Income Fund (40.4%):
55,540,743 AZL Enhanced Bond Index Fund 531,524,906
International Equity Fund (16.2%):
12,245,090 AZL International Index Fund, Class 2 212,452,305
Total Affiliated Investment Companies (Cost $1,296,128,032) 1,316,082,517
Total Investment Securities
(Cost $1,296,128,032) — 100.1%(a) 1,316,082,517
Net other assets (liabilities) — (0.1)% (817,331)
Net Assets — 100.0% $ 1,315,265,186
(a) See Federal Tax Information listed in the Notes to the Financial Statements.

AZL Moderate Index Strategy Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2024
Statement of Operations
For the Year Ended December 31, 2024
Assets:
Investments in affiliates, at cost $ 1,296,128,03 2
aaa
aaa
Investments in affiliates, at value $ 1,316,082,517
Receivable for investments sold 553,631
Prepaid expenses 6,767
Total Assets 1,316,642,915
Liabilities:
Cash overdraft 553,631
Payable for capital shares redeemed 691,621
Management fees payable 57,071
Administration fees payable 13,861
Custodian fees payable 10,009
Administrative and compliance services fees payable 4,196
Transfer agent fees payable 1,381
Trustee fees payable 8,779
Other accrued liabilities 37,180
Total Liabilities 1,377,729
Commitments and contingent liabilities^
Net Assets
$ 1,315,265,186
Net Assets Consist of:
Paid in capital $ 1,304,644,937
Total distributable earnings 10,620,249
Net Assets
$ 1,315,265,186
Shares of beneficial interest (unlimited number of shares authorized, no par value) 97,872,883
Net Asset Value (offering and redemption price per share) $ 13.44
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from affiliates $ 32,954,372
Dividends from non-affiliates 4,356
Total Investment Income 32,958,728
Expenses:
Management fees 2,769,864
Administration fees 92,414
Custodian fees 51,557
Administrative and compliance services fees 22,482
Transfer agent fees 9,332
Trustee fees 63,528
Professional fees 74,336
Shareholder reports 15,848
Other expenses 26,875
Total expenses before reductions 3,126,236
Less Management fees contractually waived (2,077,402)
Net expenses 1,048,834
Net Investment Income/(Loss)
31,909,894
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds (39,844,339)
Net realized gains distributions from affiliated underlying funds 30,155,674
Change in net unrealized appreciation/depreciation on affiliated underlying funds 111,160,329
Net realized and Change in net unrealized gains/losses on
investments
101,471,664
Change in Net Assets Resulting From Operations
$ 133,381,558

AZL Moderate Index Strategy Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2024
For the
Year Ended
December 31, 2023
Change In Net Assets:
Operations:
Net investment income/(loss) $ 31,909,894 $ 20,082,827
Net realized gains/(losses) on investments (9,688,665) (22,845,778)
Change in unrealized appreciation/depreciation on investments 111,160,329 198,222,189
Change in net assets resulting from operations 133,381,558 195,459,238
Distributions to Shareholders:
Distributions (20,087,657) (130,620,161)
Change in net assets resulting from distributions to shareholders (20,087,657) (130,620,161)
Capital Transactions:
Proceeds from shares issued 7,922,495 1,628,194
Proceeds from dividends reinvested 20,087,657 130,620,161
Value of shares redeemed (249,349,983) (207,000,022)
Change in net assets resulting from capital transactions (221,339,831) (74,751,667)
Change in net assets (108,045,930) (9,912,590)
Net Assets:
Beginning of period 1,423,311,116 1,433,223,706
End of period $ 1,315,265,186 $ 1,423,311,116
Share Transactions:
Shares issued 629,931 130,178
Dividends reinvested 1,473,783 11,714,813
Shares redeemed (19,070,150) (16,656,938)
Change in shares (16,966,436) (4,811,947)

AZL Moderate Index Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Net Asset Value, Beginning of Period
$12.40 $11.98 $15.63 $14.20 $13.32
Investment Activities:
Net Investment Income/(Loss)(a) 0.30  0.18  0.18  0.20  0.26
Net Realized and Unrealized Gains/(Losses) on Investments 0.94  1.46  (2.63) 1.50  1.39
Total from Investment Activities 1.24  1.64  (2.45) 1.70  1.65
Distributions to Shareholders From:
Net Investment Income (0.20) (0.25) (0.31) (0.09) (0.27)
Net Realized Gains —  (0.97) (0.89) (0.18) (0.50)
Total Dividends (0.20) (1.22) (1.20) (0.27) (0.77)
Net Asset Value, End of Period
$13.44 $12.40 $11.98 $15.63 $14.20
Total Return
(b) 9.98% 14.82% (15.37)% 12.06% 12.84%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $1,315,265 $1,423,311 $1,433,224 $1,927,598 $611,279
Net Investment Income/(Loss) 2.30% 1.42% 1.35% 1.30% 1.95%
Expenses Before Reductions*(c) 0.23% 0.23% 0.22% 0.26% 0.43%
Expenses Net of Reductions* 0.08% 0.08% 0.07% 0.07% 0.08%
Portfolio Turnover Rate 12% 3% 8% 14% 15%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any . If such fee reductions had not occurred, the ratios would have been as indicated.

AZL Moderate Index Strategy Fund
Notes to the Financial Statements
December 31, 2024

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Moderate Index
Strategy Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

AZL Moderate Index Strategy Fund
Notes to the Financial Statements
December 31, 2024

Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2024, the Fund did not engage in any Rule 17a-7 transactions.
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager is entitled to a fee, computed daily and paid monthly, based on average daily net assets of the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the year ended December 31, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.05% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2026.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At December 31, 2024, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2024 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and officer support services to the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
Annual Rate* Annual Expense Limit
AZL Moderate Index Strategy Fund 0.20% 0.20%
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
12/31/24
Shares
as of
12/31/24
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Enhanced Bond Index Fund $ 565,006,998 $ 31,128,673 $ (51,156,177) $ (8,566,788) $ (4,887,800) $ 531,524,906 55,540,743 $ 20,423,621 $ —
AZL International Index Fund,
Class 2 215,889,716 27,219,788 (30,277,686) (1,254,550) 875,037 212,452,305 12,245,090 5,912,166 1,767,622
AZL Mid Cap Index Fund, Class 2 128,616,815 4,947,490 (89,803 , 865 ) (15, 139,468) 18,182,407 46,803,379 2,167,827 782,702 4,164,788
AZL S&P 500 Index Fund, Class 2 449,516,866 106,511,805 (147,265,04 5 ) (2,070,024) 85,109,03 2 491,802,634 20,698,764 5,388,161 22,603,64 2
AZL Small Cap Stock Index Fund,
Class 2 64,890,781 2,067,344 (32,526,976) (12,813,509) 11,881,653 33,499,293 2,690,706 447,722 1,619,622
$ 1,423,921,176 $ 171,875,100 $ (351,029 , 749 ) $ (39,844 , 339 ) $ 111,160,3 29
$ 1,316,082,517
93,343,1 30 $ 32,954,372 $ 30,155,67 4

AZL Moderate Index Strategy Fund
Notes to the Financial Statements
December 31, 2024

FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2024 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2024 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk : The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. During the year ended December 31, 2024, the Fund did not directly invest in derivatives.
Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 1,316,082,517 $ — $ — $ 1,316,082,517
Total Investment Securities $1,316,082,517 $— $— $1,316,082,517
Purchases Sales
AZL Moderate Index Strategy Fund $171,875,100 $351,029,749

AZL Moderate Index Strategy Fund
Notes to the Financial Statements
December 31, 2024

Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further, due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 is $1,311,555,261. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
As of the end of its tax year ended December 31, 2024, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.
CLCFs not subject to expiration:
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
Unrealized appreciation $94,103,973
Unrealized (depreciation) (89,576,717)
Net unrealized appreciation/(depreciation) $4,527,256
Short-Term
Amount
Long-Term
Amount Total
AZL Moderate Index Strategy Fund $ – $ 26,191,084 $ 26,191,084
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Moderate Index Strategy Fund $20,087,657 $– $20,087,657
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Moderate Index Strategy Fund $27,153,613 $103,466,548 $130,620,161
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

AZL Moderate Index Strategy Fund
Notes to the Financial Statements
December 31, 2024

At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the
1940 Act. As of December 31, 2024, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
9. Segment Reporting
The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. Subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Moderate Index Strategy Fund $32,284,077 $— $(26,191,084) $4,527,256 $10,620,249
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL Moderate Index Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL Moderate Index Strategy Fund (one of the funds constituting Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended
December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2024, 33.36% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Approval of Investment Advisory Agreement
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of the Fund, which is a series of the Allianz
Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Fund by Allianz Investment Management LLC (the “Manager”). The Manager manages the Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of the Fund. For management services, the Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of the Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2026 (the “Expense Limitation Agreement”).
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Fund is offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of
Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to the Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1)
the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2)
Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by the underlying funds pursuant to Rule 12b 1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Management Agreement for the Fund.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Fund and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of the Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The
Board also receives reports on the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Fund’s portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Fund and the companies that service them; and relevant developments in the mutual fund industry and how the Fund and/or the Manager are responding to them.
The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Fund. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Fund. The reports also discuss any indirect or
“fall-out” benefits the Manager or its affiliates may derive from their relationships with the Fund.
The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2024. Information relevant to the approval of the Management
Agreement was considered at Board meetings held June 4 and 11, 2024, and September 24, 2024, as well as at various other meetings preceding those meetings. Accordingly, the
Management Agreement was approved by the Board at an in-person meeting on September 24, 2024. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2026.
In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the
Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of the Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to the Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the oversight of the Board, administers the Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and the Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Fund) and executive and other personnel as are necessary for the operation of the Trust and the
Fund. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and the Fund. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided)
to the Trust and to the Fund under the Management Agreement.
(2) The investment performance of the Fund and the Manager. In connection with every quarterly Board meeting and the summer and fall 2024 contract review process, Trustees received extensive information on the performance results of the Fund. The performance information considered included performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Fund for the one-, three-, and five-year periods ended December 31, 2023, for which the Fund ranked in the top 40% of its Lipper peer group for the one-, three-, and five-year periods.
At the Board meeting held September 24, 2024, the Board also received updated performance information for the Fund, including updated Lipper peer group ranking information, for various periods ending June 30, 2024.
At the Board meeting held September 24, 2024, the Trustees determined that the investment performance of the Fund was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Fund. The Board considered that the Manager receives an advisory fee from the Fund. The Manager reported that the advisory fee paid by the Fund was in the 1st percentile of its customized peer group. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Fund and other funds in the customized peer group, and the Manager reported upon the challenges in making peer group comparisons for the Fund. The Board considered and found that the advisory fee paid to the Manager with respect to the Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2021 through 2023. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Fund before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to the Fund.
(4) and (5) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedule for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the Fund. The Board noted that the total assets in the Fund, as of June 30, 2024, were approximately $1.38 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Fund’s advisory fee rate schedule was acceptable under the Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management
Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Fund.

ANNRPT1224 02/25
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MSCI Global Equity Index Fund
Annual Financial Statements and Other Information
December 31, 2024

AZL® MSCI Global Equity Index Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Approval of Investment Advisory and Subadvisory Agreements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks (99.2%):
Aerospace & Defense (1.6%):
3,180 Airbus SE $ 506,761
384 Axon Enterprise, Inc.* 228,219
15,249 BAE Systems plc 218,728
3,890 Boeing Co. (The)* 688,530
1,669 CAE, Inc.* 42,384
94 Dassault Aviation SA 19,140
169 Elbit Systems, Ltd. 44,352
1,213 General Dynamics Corp. 319,613
206 HEICO Corp. 48,974
389 HEICO Corp., Class A 72,385
2,058 Howmet Aerospace, Inc. 225,083
197 Huntington Ingalls Industries, Inc. 37,227
439 Kongsberg Gruppen ASA 49,408
1,046 L3Harris Technologies, Inc. 219,953
1,848 Leonardo SpA 49,732
1,130 Lockheed Martin Corp. 549,112
6,986 Melrose Industries plc 48,409
303 MTU Aero Engines AG 101,022
724 Northrop Grumman Corp. 339,766
231 Rheinmetall AG 147,018
44,469 Rolls-Royce Holdings plc* 316,345
7,101 RTX Corp. 821,728
1,911 Saab AB, Class B 40,327
1,842 Safran SA 402,320
10,000 Singapore Technologies Engineering, Ltd. 34,112
1,018 Textron, Inc. 77,867
543 Thales SA 77,462
299 TransDigm Group, Inc. 378,917
6,104,894
Air Freight & Logistics (0.4%):
584 CH Robinson Worldwide, Inc. 60,339
5,777 Deutsche Post AG 203,339
1,124 DSV A/S 238,008
697 Expeditors International of Washington, Inc. 77,207
1,245 FedEx Corp. 350,256
1,800 SG Holdings Co., Ltd. 17,165
3,832 United Parcel Service, Inc., Class B 483,215
1,429,529
Automobile Components (0.2%):
2,400 Aisin Corp. 26,809
1,475 Aptiv plc* 89,208
3,100 Bridgestone Corp. 104,230
3,249 Cie Generale des Etablissements Michelin SCA 106,670
513 Continental AG 34,446
10,200 Denso Corp. 141,534
1,638 Magna International, Inc. 68,469
3,800 Sumitomo Electric Industries, Ltd. 67,795
639,161
Automobiles (2.5%):
1,447 Bayerische Motoren Werke AG 118,380
685 Ferrari NV 293,851
21,142 Ford Motor Co. 209,306
6,122 General Motors Co. 326,119
23,900 Honda Motor Co., Ltd. 224,750
3,600 Isuzu Motors, Ltd. 48,790
3,934 Mercedes-Benz Group AG 219,213
Shares Value
Common Stocks, continued
Automobiles, continued
11,300 Nissan Motor Co., Ltd. $ 33,977
950 Renault SA 46,023
4,535 Rivian Automotive, Inc., Class A*^ 60,316
9,925 Stellantis NV 130,001
3,300 Subaru Corp. 58,157
8,800 Suzuki Motor Corp. 99,835
15,229 Tesla, Inc.* 6,150,079
54,100 Toyota Motor Corp. 1,066,535
5,400 Yamaha Motor Co., Ltd. 47,500
9,132,832
Banks (5.9%):
2,689 ABN AMRO Bank NV 41,473
8,372 AIB Group plc 46,198
15,803 ANZ Group Holdings, Ltd.* 278,442
30,575 Banco Bilbao Vizcaya Argentaria SA 299,357
8,091 Banco BPM SpA 65,430
32,500 Banco de Sabadell SA 63,189
80,970 Banco Santander SA 374,462
6,561 Bank Hapoalim BM 79,392
8,380 Bank Leumi Le-Israel BM 99,782
36,914 Bank of America Corp. 1,622,370
5,977 Bank of Ireland Group plc 54,495
3,797 Bank of Montreal 368,657
6,538 Bank of Nova Scotia (The) 351,122
236 Banque Cantonale Vaudoise, Registered Shares 21,714
78,025 Barclays plc 261,253
5,248 BNP Paribas SA 321,360
20,000 BOC Hong Kong Holdings, Ltd. 64,253
20,039 CaixaBank SA 108,681
4,956 Canadian Imperial Bank of Commerce 313,539
2,800 Chiba Bank, Ltd. (The) 21,767
10,116 Citigroup, Inc. 712,065
2,140 Citizens Financial Group, Inc. 93,646
4,642 Commerzbank AG 75,595
8,888 Commonwealth Bank of Australia 840,646
4,700 Concordia Financial Group, Ltd. 26,035
6,009 Credit Agricole SA 82,718
3,705 Danske Bank A/S 104,839
10,560 DBS Group Holdings, Ltd. 337,860
4,572 DNB Bank ASA 91,201
1,741 Erste Group Bank AG 107,554
3,593 Fifth Third Bancorp 151,912
3,940 FinecoBank Banca Fineco SpA 68,838
51 First Citizens BancShares, Inc., Class A 107,764
3,900 Hang Seng Bank, Ltd. 47,984
96,680 HSBC Holdings plc 949,994
7,408 Huntington Bancshares, Inc. 120,528
17,573 ING Groep NV 274,745
77,645 Intesa Sanpaolo SpA 310,505
7,605 Israel Discount Bank, Ltd., Class A 52,107
7,300 Japan Post Bank Co., Ltd. 69,371
15,104 JPMorgan Chase & Co. 3,620,580
1,201 KBC Group NV 92,447
5,399 KeyCorp 92,539
313,463 Lloyds Banking Group plc 213,803
893 M&T Bank Corp. 167,893
2,528 Mediobanca Banca di Credito Finanziario SpA 36,829
59,300 Mitsubishi UFJ Financial Group, Inc. 695,501

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Banks, continued
859 Mizrahi Tefahot Bank, Ltd. $ 37,223
12,950 Mizuho Financial Group, Inc. 315,980
16,337 National Australia Bank, Ltd. 374,108
1,771 National Bank of Canada 161,464
34,369 NatWest Group plc 172,965
16,707 Nordea Bank Abp Helsinki 181,934
19,300 Oversea-Chinese Banking Corp., Ltd. 235,745
2,142 PNC Financial Services Group, Inc. (The) 413,085
4,823 Regions Financial Corp. 113,437
11,000 Resona Holdings, Inc. 80,055
7,425 Royal Bank of Canada 895,360
2,200 Shizuoka Financial Group, Inc. 17,804
8,658 Skandinaviska Enskilda Banken AB, Class A 118,700
3,588 Societe Generale SA 100,446
11,345 Standard Chartered plc 139,735
20,300 Sumitomo Mitsui Financial Group, Inc. 488,893
3,600 Sumitomo Mitsui Trust Group, Inc. 84,512
8,930 Svenska Handelsbanken AB, Class A 92,299
4,822 Swedbank AB, Class A 95,164
9,101 Toronto-Dominion Bank (The) 484,589
7,101 Truist Financial Corp. 308,041
8,002 UniCredit SpA 319,430
7,004 United Overseas Bank, Ltd. 186,457
8,337 US Bancorp 398,759
17,922 Wells Fargo & Co. 1,258,841
17,954 Westpac Banking Corp. 358,232
21,835,693
Beverages (1.2%):
4,828 Anheuser-Busch InBev SA/NV 241,540
6,900 Asahi Group Holdings, Ltd. 72,319
1,086 Brown-Forman Corp., Class B 41,246
524 Carlsberg AS, Class B 50,204
21,671 Coca-Cola Co. (The) 1,349,237
1,180 Coca-Cola Europacific Partners plc 90,636
1,283 Coca-Cola HBC AG 43,790
867 Constellation Brands, Inc., Class A 191,607
3,162 Davide Campari-Milano NV, Class M 19,853
11,480 Diageo plc 364,741
771 Heineken Holding NV 46,090
1,538 Heineken NV 109,189
5,831 Keurig Dr Pepper, Inc. 187,292
4,700 Kirin Holdings Co., Ltd. 61,000
1,022 Molson Coors Beverage Co., Class B 58,581
3,981 Monster Beverage Corp.* 209,241
7,234 PepsiCo, Inc. 1,100,002
1,058 Pernod Ricard SA 118,312
800 Suntory Beverage & Food, Ltd. 25,396
4,497 Treasury Wine Estates, Ltd. 31,529
4,411,805
Biotechnology (1.5%):
9,397 AbbVie, Inc. 1,669,847
717 Alnylam Pharmaceuticals, Inc.* 168,717
2,824 Amgen, Inc. 736,047
298 Argenx SE* 183,968
826 Biogen, Inc.* 126,312
1,135 BioMarin Pharmaceutical, Inc.* 74,603
2,516 CSL, Ltd. 438,170
1,000 Exact Sciences Corp.* 56,190
Shares Value
Common Stocks, continued
Biotechnology, continued
373 Genmab A/S* $ 77,737
6,565 Gilead Sciences, Inc. 606,409
1,231 Grifols SA* 11,617
740 Incyte Corp.* 51,112
1,527 Moderna, Inc.* 63,493
517 Neurocrine Biosciences, Inc.* 70,570
564 Regeneron Pharmaceuticals, Inc.* 401,754
832 Swedish Orphan Biovitrum AB* 23,918
218 United Therapeutics Corp.* 76,919
1,363 Vertex Pharmaceuticals, Inc.* 548,880
365 Zealand Pharma A/S* 36,268
5,422,531
Broadline Retail (3.3%):
50,032 Amazon.com, Inc.* 10,976,521
380 Canadian Tire Corp., Ltd., Class A* 39,980
1,624 Dollarama, Inc. 158,502
2,699 eBay, Inc. 167,203
239 MercadoLibre, Inc.* 406,405
661 Next plc 78,541
1,800 Pan Pacific International Holdings Corp. 48,865
7,305 Prosus NV* 289,660
8,000 Rakuten Group, Inc. 43,105
5,899 Wesfarmers, Ltd. 260,490
12,469,272
Building Products (0.6%):
709 A O Smith Corp. 48,361
1,200 AGC, Inc. 35,032
487 Allegion plc, ADR 63,641
5,091 Assa Abloy AB, Class B 149,748
645 Builders FirstSource, Inc.* 92,190
230 Carlisle Cos., Inc. 84,833
4,262 Carrier Global Corp. 290,924
2,292 Cie de Saint-Gobain SA 201,725
1,300 Daikin Industries, Ltd. 152,317
708 Fortune Brands Innovations, Inc. 48,378
192 Geberit AG, Registered Shares 108,400
3,628 Johnson Controls International plc 286,358
833 Kingspan Group plc 60,580
181 Lennox International, Inc. 110,283
1,238 Masco Corp. 89,842
7,728 Nibe Industrier AB, Class B 30,292
453 Owens Corning 77,155
52 ROCKWOOL A/S, Class B 18,433
600 TOTO, Ltd. 14,395
1,204 Trane Technologies plc 444,697
2,407,584
Capital Markets (3.4%):
5,232 3i Group plc 232,396
519 Ameriprise Financial, Inc. 276,331
375 Amundi SA 24,726
988 Ares Management Corp., Class A 174,906
934 ASX, Ltd. 37,538
3,893 Bank of New York Mellon Corp. (The) 299,099
783 BlackR ock, Inc.
+
802,661
3,821 Blackstone, Inc. 658,817
2,084 Brookfield Asset Management, Ltd., Class A 113,037
7,243 Brookfield Corp. 416,348

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Capital Markets, continued
1,101 Carlyle Group, Inc. (The) $ 55,590
606 Cboe Global Markets, Inc. 118,412
8,428 Charles Schwab Corp. (The) 623,756
1,946 CME Group, Inc. 451,920
1,015 Coinbase Global, Inc., Class A* 252,025
6,000 Daiwa Securities Group, Inc. 39,461
10,255 Deutsche Bank AG, Registered Shares 176,709
988 Deutsche Boerse AG 227,629
2,202 EQT AB 60,717
488 Euronext NV 54,687
200 FactSet Research Systems, Inc. 96,056
1,171 Franklin Resources, Inc. 23,760
285 Futu Holdings, Ltd., ADR 22,797
1,679 Goldman Sachs Group, Inc. (The) 961,429
1,349 Hargreaves Lansdown plc 18,539
6,600 Hong Kong Exchanges & Clearing, Ltd. 250,560
151 IGM Financial, Inc.^ 4,823
3,002 Intercontinental Exchange, Inc. 447,328
5,200 Japan Exchange Group, Inc. 57,796
1,072 Julius Baer Group, Ltd. 69,180
3,254 KKR & Co., Inc. 481,299
2,595 London Stock Exchange Group plc 365,336
379 LPL Financial Holdings, Inc. 123,747
1,937 Macquarie Group, Ltd. 265,895
220 MarketAxess Holdings, Inc. 49,729
875 Moody's Corp. 414,199
6,371 Morgan Stanley 800,962
406 MSCI, Inc. 243,604
2,213 Nasdaq, Inc. 171,087
18,400 Nomura Holdings, Inc. 107,012
1,150 Northern Trust Corp. 117,875
397 Onex Corp. 31,013
128 Partners Group Holding AG 173,809
994 Raymond James Financial, Inc. 154,398
2,643 Robinhood Markets, Inc., Class A* 98,478
1,703 S&P Global, Inc. 848,145
1,400 SBI Holdings, Inc. 34,981
2,664 Schroders plc 10,736
477 SEI Investments Co. 39,343
3,200 Singapore Exchange, Ltd. 29,825
1,619 State Street Corp. 158,905
1,168 T. Rowe Price Group, Inc. 132,089
1,625 TMX Group, Ltd. 50,063
669 Tradeweb Markets, Inc., Class A 87,586
17,919 UBS Group AG 546,629
12,585,778
Chemicals (1.6%):
3,073 Air Liquide SA 496,749
1,165 Air Products and Chemicals, Inc. 337,897
994 Akzo Nobel NV 59,675
565 Albemarle Corp. 48,635
205 Arkema SA 15,630
6,500 Asahi Kasei Corp. 44,775
4,830 BASF SE 212,361
569 Celanese Corp. 39,380
971 CF Industries Holdings, Inc. 82,846
842 Clariant AG, Registered Shares 9,394
3,808 Corteva, Inc. 216,904
1,032 Covestro AG* 60,037
Shares Value
Common Stocks, continued
Chemicals, continued
763 Croda International plc $ 32,317
3,474 Dow, Inc. 139,412
1,012 DSM-Firmenich AG 102,167
2,314 DuPont de Nemours, Inc. 176,442
588 Eastman Chemical Co. 53,696
1,339 Ecolab, Inc. 313,754
36 EMS-Chemie Holding AG 24,254
988 Evonik Industries AG 17,120
47 Givaudan SA, Registered Shares 206,047
2,385 ICL Group, Ltd. 11,814
1,458 International Flavors & Fragrances, Inc. 123,274
2,546 Linde plc 1,065,934
1,344 LyondellBasell Industries NV, Class A 99,819
8,000 Mitsubishi Chemical Group Corp. 40,261
1,000 Mitsui Chemicals, Inc. 21,823
1,546 Mosaic Co. (The) 38,001
3,800 Nippon Paint Holdings Co., Ltd. 24,651
1,100 Nippon Sanso Holdings Corp. 30,551
3,500 Nitto Denko Corp. 58,533
1,777 Novonesis (Novozymes) B 100,299
2,481 Nutrien, Ltd.^ 111,026
2,876 Orica, Ltd.* 29,545
1,273 PPG Industries, Inc. 152,060
615 RPM International, Inc. 75,682
1,272 Sherwin-Williams Co. (The) 432,391
9,700 Shin-Etsu Chemical Co., Ltd. 320,808
822 Sika AG, Registered Shares 195,414
456 Syensqo SA 33,371
798 Symrise AG 84,831
9,200 Toray Industries, Inc. 58,036
179 Westlake Corp. 20,522
1,092 Yara International ASA 28,885
5,847,023
Commercial Services & Supplies (0.6%):
6,902 Brambles, Ltd. 82,032
1,940 Cintas Corp. 354,438
4,550 Copart, Inc.* 261,124
2,200 Dai Nippon Printing Co., Ltd. 30,841
1,877 Element Fleet Management Corp. 37,950
1,105 GFL Environmental, Inc. 49,265
1,016 RB Global, Inc. 91,711
12,446 Rentokil Initial plc 61,819
1,130 Republic Services, Inc. 227,333
1,446 Rollins, Inc. 67,022
2,400 Secom Co., Ltd. 81,079
2,676 Securitas AB, Class B 33,127
1,600 TOPPAN Holdings, Inc. 42,350
1,380 Veralto Corp. 140,553
1,400 Waste Connections, Inc. 240,212
2,159 Waste Management, Inc. 435,665
2,236,521
Communications Equipment (0.7%):
5,609 Arista Networks, Inc.* 619,963
21,223 Cisco Systems, Inc. 1,256,401
329 F5, Inc.* 82,734
1,798 Juniper Networks, Inc. 67,335
870 Motorola Solutions, Inc. 402,140
28,106 Nokia Oyj 124,160

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Communications Equipment, continued
15,367 Telefonaktiebolaget LM Ericsson, Class B $ 124,284
2,677,017
Construction & Engineering (0.3%):
912 ACS Actividades de Construccion y Servicios SA* 45,761
779 AECOM 83,213
977 Bouygues SA 28,839
382 Eiffage SA 33,522
243 EMCOR Group, Inc. 110,297
2,271 Ferrovial SE 95,311
2,700 Kajima Corp. 48,984
3,200 Obayashi Corp. 42,223
779 Quanta Services, Inc. 246,203
1,831 Skanska AB, Class B 38,521
534 Stantec, Inc. 41,901
1,100 Taisei Corp. 46,170
2,711 Vinci SA 278,191
641 WSP Global, Inc. 112,814
1,251,950
Construction Materials (0.3%):
3,630 CRH plc 335,848
769 Heidelberg Materials AG 94,991
2,685 Holcim AG 257,549
2,261 James Hardie Industries plc* 69,760
333 Martin Marietta Materials, Inc. 171,995
721 Vulcan Materials Co. 185,463
1,115,606
Consumer Finance (0.4%):
1,378 Ally Financial, Inc. 49,622
3,006 American Express Co. 892,151
2,060 Capital One Financial Corp. 367,339
1,342 Discover Financial Services 232,475
1 Isracard, Ltd. 2
2,083 Synchrony Financial 135,395
1,676,984
Consumer Staples Distribution & Retail (1.8%):
3,200 Aeon Co., Ltd. 74,945
2,104 Albertsons Cos., Inc., Class A 41,323
3,954 Alimentation Couche-Tard, Inc. 219,309
3,488 Carrefour SA 49,603
7,170 Coles Group, Ltd.* 83,824
2,347 Costco Wholesale Corp. 2,150,486
1,052 Dollar General Corp. 79,763
1,171 Dollar Tree, Inc.* 87,755
787 Empire Co., Ltd. 24,032
11,695 Endeavour Group, Ltd. 30,401
356 George Weston, Ltd. 55,368
9,589 J Sainsbury plc 32,787
1,662 Jeronimo Martins SGPS SA 31,757
1,609 Kesko Oyj, Class B 30,320
1,000 Kobe Bussan Co., Ltd. 21,982
4,643 Koninklijke Ahold Delhaize NV 151,399
3,635 Kroger Co. (The) 222,280
839 Loblaw Cos., Ltd. 110,425
7,302 Marks & Spencer Group plc 34,215
1,300 MatsukiyoCocokara & Co. 18,915
1,126 Metro, Inc. 70,625
Shares Value
Common Stocks, continued
Consumer Staples Distribution & Retail, continued
11,800 Seven & i Holdings Co., Ltd. $ 184,992
2,495 Sysco Corp. 190,768
2,385 Target Corp. 322,404
36,644 Tesco plc 168,649
4,484 Walgreens Boots Alliance, Inc. 41,836
23,515 Walmart, Inc. 2,124,580
6,603 Woolworths Group, Ltd. 124,429
6,779,172
Containers & Packaging (0.2%):
8,627 Amcor plc 81,180
446 Avery Dennison Corp. 83,460
1,528 Ball Corp. 84,239
681 CCL Industries, Inc. 35,038
545 Crown Holdings, Inc. 45,066
1,718 International Paper Co. 92,463
470 Packaging Corp. of America 105,811
1,420 SIG Group AG 27,976
1,370 Smurfit WestRock plc 74,154
1,467 Smurfit WestRock plc, ADR 79,012
708,399
Distributors (0.1%):
91 D'ieteren Group 15,147
769 Genuine Parts Co. 89,789
1,367 LKQ Corp. 50,237
210 Pool Corp. 71,597
226,770
Diversified Consumer Services (0.0%
†
):
3,287 Pearson plc 52,680
Diversified REITs (0.0%
†
):
11,976 GPT Group (The) 32,394
4,133 Land Securities Group plc 30,147
23,270 Mirvac Group 27,012
9,485 Stockland 28,208
1,190 WP Carey, Inc. 64,831
182,592
Diversified Telecommunication Services (0.9%):
38,198 AT&T, Inc. 869,768
113 BCE, Inc. 2,620
31,577 BT Group plc 56,921
2,916 Cellnex Telecom SA 91,910
18,627 Deutsche Telekom AG 557,373
937 Elisa Oyj 40,532
20,000 HKT Trust & HKT, Ltd. 24,723
2,027 Infrastrutture Wireless Italiane SpA 20,600
19,439 Koninklijke KPN NV 70,736
165,500 Nippon Telegraph & Telephone Corp. 165,604
9,152 Orange SA 90,957
717 Quebecor, Inc., Class B 15,714
42,300 Singapore Telecommunications, Ltd. 95,261
158 Swisscom AG, Registered Shares 87,792
8,243 Telecom Italia SpA/Milano* 2,104
22,480 Telefonica SA^ 91,581
3,268 Telenor ASA 36,456
11,109 Telia Co. AB 30,881
22,435 Telstra Group, Ltd. 55,589

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Diversified Telecommunication Services, continued
3,112 TELUS Corp. $ 42,199
22,165 Verizon Communications, Inc. 886,378
3,335,699
Electric Utilities (1.5%):
35 Acciona SA 3,940
1,338 Alliant Energy Corp. 79,129
2,714 American Electric Power Co., Inc. 250,312
165 BKW AG 27,313
4,300 Chubu Electric Power Co., Inc. 44,997
3,500 CK Infrastructure Holdings, Ltd. 26,025
7,500 CLP Holdings, Ltd. 63,061
1,676 Constellation Energy Corp. 374,938
4,054 Duke Energy Corp. 436,778
2,015 Edison International 160,878
15,813 EDP - Energias de Portugal SA 50,534
240 Elia Group SA/NV 18,445
1,347 Emera, Inc. 50,354
1,281 Endesa SA 27,545
43,909 Enel SpA 314,031
2,266 Entergy Corp. 171,808
1,333 Evergy, Inc. 82,046
2,007 Eversource Energy 115,262
5,500 Exelon Corp. 207,020
2,934 FirstEnergy Corp. 116,715
2,811 Fortis, Inc. 116,817
1,820 Fortum Oyj 25,475
1,632 Hydro One, Ltd. 50,267
32,573 Iberdrola SA 448,464
3,600 Kansai Electric Power Co., Inc. (The) 40,546
4,873 Mercury NZ, Ltd.^ 15,952
10,855 NextEra Energy, Inc. 778,195
1,053 NRG Energy, Inc. 95,002
9,164 Origin Energy, Ltd. 61,794
976 Orsted AS* 44,112
10,283 PG&E Corp. 207,511
6,500 Power Assets Holdings, Ltd. 45,399
4,075 PPL Corp. 132,274
1,850 Redeia Corp. SA 31,601
5,838 Southern Co. (The) 480,584
5,945 SSE plc* 119,292
7,914 Terna - Rete Elettrica Nazionale 62,490
9,900 Tokyo Electric Power Co. Holdings, Inc.* 29,519
453 Verbund AG 32,837
2,965 Xcel Energy, Inc. 200,197
5,639,459
Electrical Equipment (1.1%):
8,357 ABB, Ltd., Registered Shares 449,706
1,270 AMETEK, Inc. 228,930
2,113 Eaton Corp. plc 701,241
3,024 Emerson Electric Co. 374,764
700 Fuji Electric Co., Ltd. 37,462
1,400 Fujikura, Ltd. 57,237
1,431 GE Vernova, Inc. 470,699
284 Hubbell, Inc. 118,965
1,407 Legrand SA 136,144
9,600 Mitsubishi Electric Corp. 162,725
4,100 NIDEC Corp. 73,597
1,430 Prysmian SpA 91,729
Shares Value
Common Stocks, continued
Electrical Equipment, continued
621 Rockwell Automation, Inc. $ 177,476
2,895 Schneider Electric SE 715,532
3,467 Siemens Energy AG* 180,885
1,912 Vertiv Holdings Co., Class A 217,222
5,803 Vestas Wind Systems A/S* 79,497
4,273,811
Electronic Equipment, Instruments & Components (0.7%):
6,307 Amphenol Corp., Class A 438,021
732 CDW Corp. 127,397
4,246 Corning, Inc. 201,770
2,146 Halma plc 71,822
11,309 Hexagon AB, Class B 107,356
585 Jabil, Inc. 84,182
1,000 Keyence Corp. 406,941
906 Keysight Technologies, Inc.* 145,531
6,700 Kyocera Corp. 66,420
9,600 Murata Manufacturing Co., Ltd. 153,445
800 Omron Corp. 26,864
1,400 Shimadzu Corp. 39,353
10,500 TDK Corp. 135,159
1,561 TE Connectivity PLC 223,176
233 Teledyne Technologies, Inc.* 108,142
1,261 Trimble, Inc.* 89,102
1,200 Yokogawa Electric Corp. 25,516
282 Zebra Technologies Corp.* 108,914
2,559,111
Energy Equipment & Services (0.2%):
5,202 Baker Hughes Co. 213,386
4,969 Halliburton Co. 135,107
7,507 Schlumberger NV 287,818
2,056 Tenaris SA 38,757
675,068
Entertainment (1.4%):
5,483 Bollore SE 33,639
2,400 Capcom Co., Ltd. 52,322
1,364 Electronic Arts, Inc. 199,553
500 Konami Group Corp. 46,481
1,123 Liberty Media Corp.-Liberty Formula One, Class C* 104,057
868 Live Nation Entertainment, Inc.* 112,406
2,275 Netflix, Inc.* 2,027,753
1,400 Nexon Co., Ltd. 20,900
5,500 Nintendo Co., Ltd. 320,399
2,410 ROBLOX Corp., Class A* 139,443
702 Roku, Inc.* 52,187
2,016 Sea, Ltd., ADR* 213,898
830 Spotify Technology SA* 371,325
958 Take-Two Interactive Software, Inc.* 176,349
600 Toho Co., Ltd. 23,351
4,101 Universal Music Group NV 104,640
9,665 Walt Disney Co. (The) 1,076,198
11,835 Warner Bros Discovery, Inc.* 125,096
5,199,997
Financial Services (3.1%):
121 Adyen NV* 178,484
2,125 Apollo Global Management, Inc. 350,965
7,008 Berkshire Hathaway, Inc., Class B* 3,176,586

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Financial Services, continued
2,960 Block, Inc.* $ 251,570
1,482 Edenred SE 48,407
1,691 Equitable Holdings, Inc. 79,765
158 Eurazeo SE 11,681
541 EXOR NV 49,406
3,008 Fidelity National Information Services, Inc. 242,956
3,027 Fiserv, Inc.* 621,806
1,296 Global Payments, Inc. 145,230
576 Groupe Bruxelles Lambert NV 39,370
885 Industrivarden AB, Class A 27,925
840 Industrivarden AB, Class C 26,473
9,267 Investor AB, Class B 245,172
426 Jack Henry & Associates, Inc. 74,678
418 L E Lundbergforetagen AB, Class B 18,912
15,826 M&G plc 39,063
4,389 Mastercard, Inc., Class A 2,311,116
4,100 Mitsubishi HC Capital, Inc. 27,160
4,062 Nexi SpA* 22,638
6,500 ORIX Corp. 138,975
5,171 PayPal Holdings, Inc.* 441,345
67 Sofina SA 15,157
1,929 Toast, Inc., Class A* 70,312
8,870 Visa, Inc., Class A 2,803,275
985 Washington H Soul Pattinson & Co., Ltd. 20,810
4,104 Wise plc, Class A* 54,677
11,533,914
Food Products (1.0%):
2,300 Ajinomoto Co., Inc. 93,598
2,453 Archer-Daniels-Midland Co. 123,926
1,870 Associated British Foods plc 47,801
23 Barry Callebaut AG, Registered Shares 30,506
822 Bunge Global SA 63,919
5 Chocoladefabriken Lindt & Spruengli AG, Class PC 55,436
2,472 Conagra Brands, Inc. 68,598
3,408 Danone SA 229,272
3,043 General Mills, Inc. 194,052
822 Hershey Co. (The) 139,206
1,634 Hormel Foods Corp. 51,259
476 JDE Peet's NV 8,131
512 JM Smucker Co. (The) 56,381
1,370 Kellanova 110,929
876 Kerry Group plc, Class A 84,442
4,500 Kikkoman Corp. 49,794
5,018 Kraft Heinz Co. (The) 154,103
883 Lamb Weston Holdings, Inc. 59,011
1,457 McCormick & Co., Inc. 111,082
1,600 MEIJI Holdings Co., Ltd. 32,526
7,085 Mondelez International, Inc., Class A 423,187
3,271 Mowi ASA 56,047
14,009 Nestle SA, Registered Shares 1,149,176
900 Nissin Foods Holdings Co., Ltd. 21,688
3,513 Orkla ASA 30,393
461 Salmar ASA 21,918
1,273 Saputo, Inc. 22,133
954 The Campbell's Company 39,953
1,512 Tyson Foods, Inc., Class A 86,849
41,033 WH Group, Ltd. 31,820
10,600 Wilmar International, Ltd. 24,044
Shares Value
Common Stocks, continued
Food Products, continued
1,800 Yakult Honsha Co., Ltd. $ 34,068
3,705,248
Gas Utilities (0.1%):
1,573 AltaGas, Ltd. 36,641
8,525 APA Group* 36,739
802 Atmos Energy Corp. 111,694
56,117 Hong Kong & China Gas Co., Ltd. 44,872
2,200 Osaka Gas Co., Ltd. 48,098
10,274 Snam SpA 45,439
1,700 Tokyo Gas Co., Ltd. 47,224
370,707
Ground Transportation (0.9%):
2,934 Canadian National Railway Co. 297,973
5,075 Canadian Pacific Kansas City, Ltd. 367,499
4,500 Central Japan Railway Co. 84,286
10,205 CSX Corp. 329,315
4,700 East Japan Railway Co. 83,012
8,772 Grab Holdings, Ltd.* 41,404
1,400 Hankyu Hanshin Holdings, Inc. 36,425
423 JB Hunt Transport Services, Inc. 72,189
726 Knight-Swift Transportation Holdings, Inc. 38,507
10,500 MTR Corp., Ltd. 36,640
1,241 Norfolk Southern Corp. 291,263
982 Old Dominion Freight Line, Inc. 173,225
395 TFI International, Inc. 53,381
2,900 Tokyu Corp. 30,956
9,845 Uber Technologies, Inc.* 593,850
612 U-Haul Holding Co. 39,199
3,211 Union Pacific Corp. 732,237
1,900 West Japan Railway Co. 33,560
3,334,921
Health Care Equipment & Supplies (2.1%):
9,176 Abbott Laboratories 1,037,897
2,774 Alcon AG 234,999
346 Align Technology, Inc.* 72,144
2,628 Baxter International, Inc. 76,632
1,500 Becton Dickinson & Co. 340,305
245 BioMerieux 26,188
7,841 Boston Scientific Corp.* 700,358
157 Carl Zeiss Meditec AG, Class BR 7,395
364 Cochlear, Ltd. 65,188
597 Coloplast A/S, Class B 65,379
961 Cooper Cos., Inc. (The)* 88,345
522 Demant A/S* 19,254
2,198 Dexcom, Inc.* 170,938
55 DiaSorin SpA 5,669
3,155 Edwards Lifesciences Corp.* 233,565
1,598 EssilorLuxottica SA* 388,257
3,102 Fisher & Paykel Healthcare Corp., Ltd. 66,526
2,260 GE HealthCare Technologies, Inc. 176,687
1,030 Getinge AB, B Shares 16,905
1,245 Hologic, Inc.* 89,752
1,800 Hoya Corp. 223,689
456 IDEXX Laboratories, Inc.* 188,529
394 Insulet Corp.* 102,862
1,903 Intuitive Surgical, Inc.* 993,290
4,465 Koninklijke Philips NV* 113,285

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
6,881 Medtronic plc $ 549,654
6,100 Olympus Corp. 90,865
775 ResMed, Inc. 177,235
1,391 Siemens Healthineers AG 73,741
5,148 Smith & Nephew plc 63,258
272 Sonova Holding AG 88,574
523 STERIS plc 107,508
585 Straumann Holding AG, Class R 73,442
1,792 Stryker Corp. 645,210
2,200 Sysmex Corp. 40,370
274 Teleflex, Inc. 48,767
7,200 Terumo Corp. 138,564
1,015 Zimmer Biomet Holdings, Inc. 107,214
7,708,440
Health Care Providers & Services (1.5%):
845 Amplifon SpA 21,678
1,353 Cardinal Health, Inc. 160,019
945 Cencora, Inc. 212,323
2,759 Centene Corp.* 167,140
1,514 Cigna Group (The) 418,076
6,793 CVS Health Corp. 304,938
278 DaVita, Inc.* 41,575
1,213 Elevance Health, Inc. 447,476
969 Fresenius Medical Care AG 44,114
2,178 Fresenius SE & Co. KGaA* 75,641
996 HCA Healthcare, Inc. 298,949
731 Henry Schein, Inc.* 50,585
610 Humana, Inc. 154,763
453 Labcorp Holdings, Inc. 103,882
690 McKesson Corp. 393,238
332 Molina Healthcare, Inc.* 96,629
617 Quest Diagnostics, Inc. 93,081
458 Ramsay Health Care, Ltd.* 9,790
838 Solventum Corp.* 55,358
2,275 Sonic Healthcare, Ltd. 37,951
4,904 UnitedHealth Group, Inc. 2,480,737
288 Universal Health Services, Inc., Class B 51,673
5,719,616
Health Care REITs (0.2%):
3,283 Healthpeak Properties, Inc. 66,546
2,176 Ventas, Inc. 128,145
3,212 Welltower, Inc. 404,808
599,499
Health Care Technology (0.1%):
3,600 M3, Inc. 31,400
312 Pro Medicus, Ltd. 48,097
790 Veeva Systems, Inc., Class A* 166,098
245,595
Hotel & Resort REITs (0.0%
†
):
3,213 Host Hotels & Resorts, Inc. 56,292
Hotels, Restaurants & Leisure (1.9%):
1,023 Accor SA 49,536
2,270 Airbnb, Inc., Class A* 298,301
2,292 Amadeus IT Group SA 161,213
2,861 Aristocrat Leisure, Ltd. 120,787
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
178 Booking Holdings, Inc. $ 884,379
5,549 Carnival Corp.* 138,281
7,379 Chipotle Mexican Grill, Inc.* 444,954
9,010 Compass Group plc 299,456
632 Darden Restaurants, Inc. 117,988
858 Delivery Hero SE* 24,144
170 Domino's Pizza, Inc. 71,359
1,608 DoorDash, Inc., Class A* 269,742
2,435 DraftKings, Inc.* 90,582
4,276 Entain plc 36,616
1,060 Evolution AB 81,406
680 Expedia Group, Inc.* 126,704
1,039 Flutter Entertainment plc* 267,659
13,000 Galaxy Entertainment Group, Ltd. 54,773
24,200 Genting Singapore, Ltd. 13,560
1,292 Hilton Worldwide Holdings, Inc. 319,331
281 Hyatt Hotels Corp., Class A 44,111
868 InterContinental Hotels Group plc 108,108
397 La Francaise des Jeux SACA 15,248
1,870 Las Vegas Sands Corp. 96,043
14,501 Lottery Corp., Ltd. (The) 44,256
1,248 Marriott International, Inc., Class A 348,117
3,787 McDonald's Corp. 1,097,813
400 McDonald's Holdings Co. Japan, Ltd. 15,700
1,062 MGM Resorts International* 36,798
6,300 Oriental Land Co., Ltd. 136,075
1,590 Restaurant Brands International, Inc. 103,636
1,327 Royal Caribbean Cruises, Ltd. 306,126
15,600 Sands China, Ltd.* 41,911
370 Sodexo SA 30,482
6,115 Starbucks Corp. 557,994
808 Whitbread plc 29,789
551 Wynn Resorts, Ltd. 47,474
1,488 Yum! Brands, Inc. 199,630
7,130,082
Household Durables (0.5%):
6,179 Barratt Redrow plc 33,895
634 Berkeley Group Holdings plc* 30,971
1,538 D.R. Horton, Inc. 215,043
814 Garmin, Ltd. 167,896
1,302 Lennar Corp., Class A 177,554
16 NVR, Inc.* 130,862
11,700 Panasonic Holdings Corp. 121,484
2,260 Persimmon plc 33,782
1,131 PulteGroup, Inc. 123,166
95 SEB SA 8,559
2,100 Sekisui Chemical Co., Ltd. 36,242
3,500 Sekisui House, Ltd. 83,333
33,400 Sony Group Corp. 705,670
19,704 Taylor Wimpey plc 30,001
1,898,458
Household Products (0.9%):
1,358 Church & Dwight Co., Inc. 142,196
631 Clorox Co. (The) 102,481
4,083 Colgate-Palmolive Co. 371,185
3,373 Essity AB, Class B 90,231
659 Henkel AG & Co. KGaA 50,755
1,754 Kimberly-Clark Corp. 229,844

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Household Products, continued
12,451 Procter & Gamble Co. (The) $ 2,087,410
3,513 Reckitt Benckiser Group plc 212,182
7,200 Unicharm Corp. 59,174
3,345,458
Independent Power and Renewable Electricity Producers
(0.1%):
3,715 AES Corp. (The) 47,812
787 Brookfield Renewable Corp.* 21,782
2,070 EDP Renovaveis SA* 21,458
7,411 Meridian Energy, Ltd. 24,503
3,301 RWE AG 98,550
1,821 Vistra Corp. 251,061
465,166
Industrial Conglomerates (1.0%):
2,865 3M Co. 369,843
14,000 CK Hutchison Holdings, Ltd. 75,046
654 DCC plc 42,003
5,765 General Electric Co. 961,544
24,500 Hitachi, Ltd. 602,233
3,428 Honeywell International, Inc. 774,351
1,007 Investment AB Latour, Class B 25,114
1,100 Jardine Matheson Holdings, Ltd.* 45,019
7,700 Keppel, Ltd. 38,568
1,031 Lifco AB, Class B 29,889
4,060 Siemens AG, Registered Shares 792,730
1,653 Smiths Group plc 35,441
3,791,781
Industrial REITs (0.2%):
19,644 CapitaLand Ascendas REIT 36,945
9,245 Goodman Group 203,982
4,945 Prologis, Inc. 522,686
7,464 Segro plc* 65,492
1,164 Warehouses De Pauw CVA* 22,912
852,017
Insurance (3.1%):
1,160 Admiral Group plc 38,295
8,853 Aegon, Ltd. 52,385
2,863 Aflac, Inc. 296,149
810 Ageas SA/NV 39,348
57,400 AIA Group, Ltd. 415,241
2,077 Allianz SE, Registered Shares
+
636,391
1,391 Allstate Corp. (The) 268,171
355 American Financial Group, Inc. 48,610
3,362 American International Group, Inc. 244,754
1,042 Aon plc, Class A 374,245
2,057 Arch Capital Group, Ltd. 189,964
1,319 Arthur J. Gallagher & Co. 374,398
708 ASR Nederland NV 33,573
291 Assurant, Inc. 62,047
13,581 Aviva plc 79,683
9,242 AXA SA 328,554
296 Baloise Holding AG, Registered Shares 53,518
1,338 Brown & Brown, Inc. 136,503
2,066 Chubb, Ltd. 570,836
840 Cincinnati Financial Corp. 120,708
4,900 Dai-ichi Life Holdings, Inc. 130,179
Shares Value
Common Stocks, continued
Insurance, continued
141 Erie Indemnity Co., Class A $ 58,124
228 Everest Group, Ltd. 82,641
117 Fairfax Financial Holdings, Ltd. 162,805
1,514 Fidelity National Financial, Inc. 84,996
5,472 Generali 154,614
673 Gjensidige Forsikring ASA 11,901
1,253 Great-West Lifeco, Inc. 41,557
358 Hannover Rueck SE 89,500
1,506 Hartford Financial Services Group, Inc. (The) 164,756
447 iA Financial Corp., Inc. 41,462
12,708 Insurance Australia Group, Ltd. 66,572
908 Intact Financial Corp. 165,345
11,100 Japan Post Holdings Co., Ltd. 104,372
600 Japan Post Insurance Co., Ltd. 10,966
28,760 Legal & General Group plc 82,380
1,019 Loews Corp. 86,299
9,202 Manulife Financial Corp. 282,725
65 Markel Group, Inc.* 112,205
2,597 Marsh & McLennan Cos., Inc. 551,629
17,323 Medibank Pvt, Ltd. 40,565
3,268 MetLife, Inc. 267,584
6,900 MS&AD Insurance Group Holdings, Inc. 150,869
699 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Class R 351,552
1,547 NN Group NV 67,363
3,380 Phoenix Group Holdings plc 21,509
2,955 Poste Italiane SpA 41,669
2,922 Power Corp. of Canada^ 91,159
1,148 Principal Financial Group, Inc. 88,867
3,131 Progressive Corp. (The) 750,219
1,847 Prudential Financial, Inc. 218,925
14,456 Prudential plc 115,231
8,713 QBE Insurance Group, Ltd.* 103,626
2,747 Sampo Oyj, A Shares 112,312
4,500 Sompo Holdings, Inc. 119,128
3,017 Sun Life Financial, Inc. 179,156
7,083 Suncorp Group, Ltd. 83,111
157 Swiss Life Holding AG 120,970
1,595 Swiss Re AG 230,386
3,200 T&D Holdings, Inc. 58,384
9,800 Tokio Marine Holdings, Inc. 350,998
1,198 Travelers Cos., Inc. (The) 288,586
1,645 Tryg A/S 34,692
1,567 W R Berkley Corp. 91,701
556 Willis Towers Watson plc 174,161
789 Zurich Insurance Group AG 468,973
11,470,097
Interactive Media & Services (4.9%):
31,033 Alphabet, Inc., Class A 5,874,547
26,624 Alphabet, Inc., Class C 5,070,275
4,250 Auto Trader Group plc 42,064
2,390 CAR Group, Ltd.* 53,107
12,600 LY Corp. 33,357
1,223 Match Group, Inc.* 40,004
11,576 Meta Platforms, Inc., Class A 6,777,864
3,329 Pinterest, Inc., Class A* 96,541
296 REA Group, Ltd. 42,574
483 Scout24 SE 42,567
2,004 SEEK, Ltd. 27,897

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Interactive Media & Services, continued
5,042 Snap, Inc., Class A* $ 54,302
18,155,099
IT Services (1.4%):
3,293 Accenture plc, Class A 1,158,444
866 Akamai Technologies, Inc.* 82,833
589 Bechtle AG 18,969
856 Capgemini SE 139,616
1,032 CGI, Inc. 112,929
1,686 Cloudflare, Inc., Class A* 181,548
2,593 Cognizant Technology Solutions Corp., Class A 199,402
273 EPAM Systems, Inc.* 63,833
8,600 Fujitsu, Ltd. 151,072
402 Gartner, Inc.* 194,757
771 GoDaddy, Inc., Class A* 152,172
4,846 International Business Machines Corp. 1,065,296
417 MongoDB, Inc.* 97,082
1,400 NEC Corp. 120,281
1,920 Nomura Research Institute, Ltd. 56,489
3,400 NTT Data Group Corp. 64,574
1,000 Obic Co., Ltd. 29,673
958 Okta, Inc.* 75,490
1,000 Otsuka Corp. 22,851
900 SCSK Corp. 18,875
6,352 Shopify, Inc., Class A* 676,124
1,577 Snowflake, Inc., Class A* 243,505
800 TIS, Inc. 18,850
780 Twilio, Inc., Class A* 84,302
498 VeriSign, Inc.* 103,066
301 Wix.com, Ltd.* 64,580
5,196,613
Leisure Products (0.0%
†
):
3,200 Bandai Namco Holdings, Inc. 76,154
400 Shimano, Inc. 53,966
130,120
Life Sciences Tools & Services (0.9%):
1,474 Agilent Technologies, Inc. 198,017
3,558 Avantor, Inc.* 74,967
260 Bachem Holding AG 16,559
108 Bio-Rad Laboratories, Inc., Class A* 35,479
718 Bio-Techne Corp. 51,717
306 Charles River Laboratories International, Inc.* 56,488
3,442 Danaher Corp. 790,111
702 Eurofins Scientific SE 35,804
909 Illumina, Inc.* 121,470
932 IQVIA Holdings, Inc.* 183,147
392 Lonza Group AG, Registered Shares 231,103
107 Mettler-Toledo International, Inc.* 130,934
1,162 QIAGEN NV* 51,801
700 Revvity, Inc. 78,127
104 Sartorius Stedim Biotech 20,279
2,020 Thermo Fisher Scientific, Inc. 1,050,864
311 Waters Corp.* 115,375
374 West Pharmaceutical Services, Inc. 122,507
3,364,749
Machinery (1.9%):
1,646 Alfa Laval AB 68,356
Shares Value
Common Stocks, continued
Machinery, continued
2,150 Alstom SA* $ 48,018
14,023 Atlas Copco AB, Class A 214,625
8,445 Atlas Copco AB, Class B 114,399
2,589 Caterpillar, Inc. 939,186
4,485 CNH Industrial NV 50,303
703 Cummins, Inc. 245,066
2,100 Daifuku Co., Ltd. 43,558
2,626 Daimler Truck Holding AG 100,217
1,360 Deere & Co. 576,232
689 Dover Corp. 129,256
4,031 Epiroc AB, Class A 70,037
2,340 Epiroc AB, Class B 36,407
4,800 FANUC Corp. 125,403
1,873 Fortive Corp. 140,475
952 GEA Group AG 47,153
820 Graco, Inc. 69,118
800 Hitachi Construction Machinery Co., Ltd. 17,672
600 Hoshizaki Corp. 23,656
399 IDEX Corp. 83,507
1,613 Illinois Tool Works, Inc. 408,992
1,318 Indutrade AB 32,999
2,069 Ingersoll Rand, Inc. 187,162
395 Knorr-Bremse AG 28,782
4,900 Komatsu, Ltd. 135,363
1,603 Kone Oyj, Class B 77,942
5,700 Kubota Corp. 65,875
1,500 Makita Corp. 45,688
3,536 Metso Oyj 33,132
2,300 MINEBEA MITSUMI, Inc. 36,934
17,400 Mitsubishi Heavy Industries, Ltd. 243,751
254 Nordson Corp. 53,147
2,191 Otis Worldwide Corp. 202,908
2,724 PACCAR, Inc. 283,350
669 Parker-Hannifin Corp. 425,504
930 Pentair plc 93,595
32 Rational AG 27,266
5,387 Sandvik AB 96,592
204 Schindler Holding AG, Class PC 56,226
110 Schindler Holding AG, Registered Shares 29,999
1,412 SKF AB, B Shares 26,492
300 SMC Corp. 116,828
261 Snap-on, Inc. 88,604
405 Spirax Group plc 34,554
920 Stanley Black & Decker, Inc. 73,867
7,500 Techtronic Industries Co., Ltd. 98,873
600 Toro Co. (The) 48,060
800 Toyota Industries Corp. 64,371
1,285 Trelleborg AB, Class B 43,915
144 VAT Group AG 54,161
863 Volvo AB, Class A 21,080
8,554 Volvo AB, Class B 207,669
2,720 Wartsila OYJ Abp 48,111
942 Westinghouse Air Brake Technologies Corp. 178,594
1,229 Xylem, Inc. 142,589
1,600 Yaskawa Electric Corp. 40,746
6,996,365
Marine Transportation (0.1%):
20 AP Moller - Maersk A/S, Class A 32,130
24 AP Moller - Maersk A/S, Class B 39,753

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Marine Transportation, continued
2,400 Kawasaki Kisen Kaisha, Ltd. $ 34,393
272 Kuehne + Nagel International AG, Class R 62,228
2,100 Mitsui OSK Lines, Ltd. 72,936
2,400 Nippon Yusen KK 79,798
4,000 SITC International Holdings Co., Ltd. 10,651
331,889
Media (0.5%):
494 Charter Communications, Inc., Class A* 169,329
20,436 Comcast Corp., Class A 766,963
1,300 Dentsu Group, Inc. 31,753
1,152 Fox Corp., Class A 55,964
566 Fox Corp., Class B 25,889
7,102 Informa plc 70,725
2,288 Interpublic Group of Cos., Inc. (The) 64,110
1,746 News Corp., Class A 48,085
959 Omnicom Group, Inc. 82,512
1,262 Publicis Groupe SA 133,678
2,334 Trade Desk, Inc. (The), Class A* 274,315
5,465 WPP plc 56,582
1,779,905
Metals & Mining (1.1%):
2,760 Agnico Eagle Mines, Ltd. 215,953
6,619 Anglo American plc 196,075
1,719 Antofagasta plc 34,017
2,946 ArcelorMittal SA 68,202
9,439 Barrick Gold Corp. 146,382
26,963 BHP Group, Ltd. 657,885
2,969 BlueScope Steel, Ltd. 34,240
1,507 Boliden AB 42,219
4,279 First Quantum Minerals, Ltd.* 55,166
8,268 Fortescue, Ltd. 92,739
951 Franco-Nevada Corp. 111,767
7,572 Freeport-McMoRan, Inc. 288,342
54,720 Glencore plc 240,560
2,745 Ivanhoe Mines, Ltd.* 32,582
3,100 JFE Holdings, Inc. 34,811
5,885 Kinross Gold Corp. 54,661
4,089 Lundin Mining Corp. 35,192
958 Mineral Resources, Ltd.* 20,319
5,996 Newmont Corp. 223,171
4,300 Nippon Steel Corp. 86,355
6,687 Norsk Hydro ASA 36,815
5,989 Northern Star Resources, Ltd.* 57,456
1,338 Nucor Corp. 156,158
1,988 Pan American Silver Corp. 40,222
322 Reliance, Inc. 86,702
6,141 Rio Tinto plc 361,425
1,925 Rio Tinto, Ltd. 139,969
23,062 South32, Ltd. 48,660
833 Steel Dynamics, Inc. 95,020
1,100 Sumitomo Metal Mining Co., Ltd. 24,986
2,582 Teck Resources, Ltd., Class B 104,696
2,454 Wheaton Precious Metals Corp. 138,143
3,960,890
Mortgage Real Estate Investment Trusts (REITs) (0.0%
†
):
3,240 Annaly Capital Management, Inc. 59,292
Shares Value
Common Stocks, continued
Multi-Utilities (0.6%):
1,357 Ameren Corp. $ 120,963
993 Canadian Utilities, Ltd., Class A 24,077
3,235 CenterPoint Energy, Inc. 102,647
31,540 Centrica plc 52,735
1,619 CMS Energy Corp. 107,906
1,791 Consolidated Edison, Inc. 159,811
4,627 Dominion Energy, Inc. 249,210
1,075 DTE Energy Co. 129,806
12,177 E.ON SE 141,766
9,789 Engie SA 155,153
25,113 National Grid plc* 297,550
2,232 NiSource, Inc. 82,048
2,566 Public Service Enterprise Group, Inc. 216,801
3,372 Sempra 295,792
3,985 Veolia Environnement SA 111,503
1,724 WEC Energy Group, Inc. 162,125
2,409,893
Office REITs (0.1%):
914 Alexandria Real Estate Equities, Inc. 89,161
861 BXP, Inc. 64,024
316 Covivio SA* 15,964
236 Gecina SA 22,115
35 Japan Real Estate Investment Corp. 23,987
50 Nippon Building Fund, Inc. 38,883
254,134
Oil, Gas & Consumable Fuels (3.5%):
1,797 Aker BP ASA 35,325
2,327 APA Corp. 53,730
2,696 ARC Resources, Ltd.^ 48,901
86,435 BP plc 425,856
2,490 Cameco Corp. 128,043
11,315 Canadian Natural Resources, Ltd. 349,377
7,838 Cenovus Energy, Inc. 118,827
1,157 Cheniere Energy, Inc. 248,605
9,165 Chevron Corp. 1,327,459
6,992 ConocoPhillips 693,397
3,642 Coterra Energy, Inc. 93,017
3,404 Devon Energy Corp. 111,413
939 Diamondback Energy, Inc. 153,836
11,234 Enbridge, Inc. 476,857
13,450 ENEOS Holdings, Inc. 69,904
12,101 Eni SpA 165,271
3,001 EOG Resources, Inc. 367,863
3,063 EQT Corp. 141,235
4,386 Equinor ASA 103,721
1,050 Expand Energy Corp. 104,527
23,573 Exxon Mobil Corp. 2,535,748
2,144 Galp Energia SGPS SA 35,538
1,495 Hess Corp. 198,850
891 HF Sinclair Corp. 31,230
4,610 Idemitsu Kosan Co., Ltd. 30,085
1,025 Imperial Oil, Ltd. 63,177
4,600 Inpex Corp. 57,622
1,180 Keyera Corp. 36,090
10,769 Kinder Morgan, Inc. 295,071
1,786 Marathon Petroleum Corp. 249,147
1,950 Neste Oyj 24,617
3,193 Occidental Petroleum Corp. 157,766

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
981 OMV AG $ 37,905
3,060 ONEOK, Inc. 307,224
1,492 Ovintiv, Inc. 60,426
697 Parkland Corp. 15,765
3,124 Pembina Pipeline Corp. 115,436
2,180 Phillips 66 248,367
5,899 Repsol SA 71,742
16,397 Santos, Ltd. 68,127
32,824 Shell plc* 1,018,809
6,765 Suncor Energy, Inc. 241,503
1,110 Targa Resources Corp. 198,135
5,487 TC Energy Corp.^ 255,739
111 Texas Pacific Land Corp. 122,762
11,457 TotalEnergies SE 636,561
1,864 Tourmaline Oil Corp. 86,268
1,731 Valero Energy Corp. 212,203
6,475 Williams Cos., Inc. (The) 350,427
9,890 Woodside Energy Group, Ltd. 152,927
13,132,431
Paper & Forest Products (0.1%):
239 Holmen AB, B Shares 8,793
2,152 Mondi plc 31,974
2,811 Stora Enso Oyj, Class R 28,449
2,963 Svenska Cellulosa AB SCA, Class B 37,619
3,253 UPM-Kymmene Oyj 89,462
391 West Fraser Timber Co., Ltd. 33,882
230,179
Passenger Airlines (0.0%
†
):
990 Air Canada* 15,333
1,000 ANA Holdings, Inc. 18,130
962 Delta Air Lines, Inc. 58,201
1,788 Deutsche Lufthansa AG, Registered Shares 11,417
1,000 Japan Airlines Co., Ltd. 15,757
2,183 Qantas Airways, Ltd.* 12,091
8,850 Singapore Airlines, Ltd. 41,607
710 Southwest Airlines Co. 23,870
196,406
Personal Care Products (0.5%):
583 Beiersdorf AG 74,844
1,339 Estee Lauder Cos., Inc. (The) 100,398
34,483 Haleon plc 162,411
2,400 Kao Corp. 97,014
10,540 Kenvue, Inc. 225,029
1,264 L'Oreal SA 446,201
2,100 Shiseido Co., Ltd. 37,298
13,172 Unilever plc 745,847
1,889,042
Pharmaceuticals (4.2%):
9,600 Astellas Pharma, Inc. 93,144
8,198 AstraZeneca plc 1,067,005
5,513 Bayer AG, Registered Shares 110,253
10,802 Bristol-Myers Squibb Co. 610,961
3,500 Chugai Pharmaceutical Co., Ltd. 153,999
9,100 Daiichi Sankyo Co., Ltd. 250,158
1,200 Eisai Co., Ltd. 32,792
4,289 Eli Lilly & Co. 3,311,108
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
451 Galderma Group AG* $ 50,012
22,515 GSK plc 377,060
1,106 Hikma Pharmaceuticals plc 27,525
123 Ipsen SA 14,063
12,805 Johnson & Johnson 1,851,859
1,400 Kyowa Kirin Co., Ltd. 21,015
13,439 Merck & Co., Inc. 1,336,912
627 Merck KGaA 90,836
10,474 Novartis AG, Registered Shares 1,019,746
17,013 Novo Nordisk A/S, Class B 1,464,486
2,500 Ono Pharmaceutical Co., Ltd. 25,927
612 Orion Oyj, Class B 27,105
2,400 Otsuka Holdings Co., Ltd. 130,123
29,765 Pfizer, Inc. 789,665
582 Recordati Industria Chimica e Farmaceutica SpA 30,486
3,755 Roche Holding AG 1,051,461
187 Roche Holding AG, Class BR 55,691
1,635 Royalty Pharma plc, Class A 41,709
2,248 Sandoz Group AG 92,074
5,991 Sanofi SA 579,269
3,400 Shionogi & Co., Ltd. 47,641
8,050 Takeda Pharmaceutical Co., Ltd. 213,435
6,016 Teva Pharmaceutical Industries, Ltd., ADR* 132,593
639 UCB SA 126,795
5,989 Viatris, Inc. 74,563
2,447 Zoetis, Inc. 398,690
15,700,161
Professional Services (1.0%):
981 Adecco Group AG 24,166
2,143 Automatic Data Processing, Inc. 627,320
688 Booz Allen Hamilton Holding Corp. 88,546
609 Broadridge Financial Solutions, Inc. 137,689
1,956 Bureau Veritas SA 59,444
2,835 Computershare, Ltd. 59,470
752 Dayforce, Inc.* 54,625
689 Equifax, Inc. 175,592
4,831 Experian plc 206,638
886 Intertek Group plc 52,419
725 Jacobs Solutions, Inc. 96,875
673 Leidos Holdings, Inc. 96,952
1,782 Paychex, Inc. 249,872
238 Paycom Software, Inc. 48,783
647 Randstad NV 27,164
7,600 Recruit Holdings Co., Ltd. 528,833
9,914 RELX plc 449,184
767 SGS SA, Registered Shares* 76,830
1,147 SS&C Technologies Holdings, Inc. 86,920
227 Teleperformance SE 19,467
812 Thomson Reuters Corp. 130,401
1,006 TransUnion 93,266
739 Verisk Analytics, Inc. 203,543
1,208 Wolters Kluwer NV 200,333
3,794,332
Real Estate Management & Development (0.4%):
116 Azrieli Group, Ltd. 9,595
17,300 CapitaLand Investment, Ltd. 33,155
1,690 CBRE Group, Inc., Class A* 221,880
8,500 CK Asset Holdings, Ltd. 34,915

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
2,247 CoStar Group, Inc.* $ 160,863
300 Daito Trust Construction Co., Ltd. 33,363
2,800 Daiwa House Industry Co., Ltd. 85,773
3,858 Fastighets AB Balder, B Shares* 26,778
257 FirstService Corp., Class WI 46,560
6,324 Henderson Land Development Co., Ltd. 19,173
6,600 Hongkong Land Holdings, Ltd. 29,348
2,400 Hulic Co., Ltd. 20,775
403 LEG Immobilien SE* 34,141
6,500 Mitsubishi Estate Co., Ltd. 89,663
14,600 Mitsui Fudosan Co., Ltd. 116,114
1,352 Sagax AB, Class B 27,690
24,117 Sino Land Co., Ltd.* 24,328
1,600 Sumitomo Realty & Development Co., Ltd. 49,566
7,500 Sun Hung Kai Properties, Ltd. 72,092
2,000 Swire Pacific, Ltd., Class A 18,152
498 Swiss Prime Site AG, Registered Shares 54,216
4,099 Vonovia SE* 124,382
11,000 Wharf Real Estate Investment Co., Ltd. 28,135
751 Zillow Group, Inc., Class C* 55,612
1,416,269
Residential REITs (0.3%):
1,914 American Homes 4 Rent, Class A 71,622
774 AvalonBay Communities, Inc. 170,257
556 Camden Property Trust 64,518
272 Canadian Apartment Properties REIT 8,068
839 Equity LifeStyle Properties, Inc. 55,877
1,836 Equity Residential 131,751
353 Essex Property Trust, Inc. 100,760
3,323 Invitation Homes, Inc. 106,236
645 Mid-America Apartment Communities, Inc. 99,698
705 Sun Communities, Inc. 86,694
1,736 UDR, Inc. 75,360
970,841
Retail REITs (0.3%):
32,636 CapitaLand Integrated Commercial Trust 46,102
3,182 Kimco Realty Corp. 74,554
1,137 Klepierre SA 32,743
13,100 Link REIT* 55,411
4,686 Realty Income Corp. 250,279
906 Regency Centers Corp. 66,981
27,559 Scentre Group* 58,582
1,722 Simon Property Group, Inc. 296,546
572 Unibail-Rodamco-Westfield 42,914
24,703 Vicinity, Ltd. 32,143
956,255
Semiconductors & Semiconductor Equipment (9.0%):
8,528 Advanced Micro Devices, Inc.* 1,030,097
3,900 Advantest Corp. 222,712
2,632 Analog Devices, Inc. 559,195
4,421 Applied Materials, Inc. 718,987
262 ASM International NV 149,461
2,103 ASML Holding NV 1,478,790
426 BE Semiconductor Industries NV 57,605
23,502 Broadcom, Inc. 5,448,704
400 Disco Corp. 107,978
833 Enphase Energy, Inc.* 57,210
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
768 Entegris, Inc. $ 76,078
592 First Solar, Inc.* 104,334
7,107 Infineon Technologies AG 230,809
23,144 Intel Corp. 464,037
725 KLA Corp. 456,837
6,883 Lam Research Corp. 497,159
400 Lasertec Corp. 37,837
4,531 Marvell Technology, Inc. 500,449
2,934 Microchip Technology, Inc. 168,265
5,841 Micron Technology, Inc. 491,579
247 Monolithic Power Systems, Inc. 146,150
129,927 NVIDIA Corp. 17,447,897
1,376 NXP Semiconductors NV 286,002
2,180 ON Semiconductor Corp.* 137,449
526 Qorvo, Inc.* 36,783
5,854 QUALCOMM, Inc. 899,291
8,700 Renesas Electronics Corp. 110,612
500 SCREEN Holdings Co., Ltd. 29,572
792 Skyworks Solutions, Inc. 70,235
3,881 STMicroelectronics NV 96,788
750 Teradyne, Inc. 94,440
4,805 Texas Instruments, Inc. 900,986
2,300 Tokyo Electron, Ltd. 348,576
33,462,904
Software (8.4%):
2,342 Adobe, Inc.* 1,041,441
468 ANSYS, Inc.* 157,870
1,009 AppLovin Corp., Class A* 326,744
117 Aspen Technology, Inc.* 29,207
852 Atlassian Corp., Class A* 207,360
1,148 Autodesk, Inc.* 339,314
817 Bentley Systems, Inc., Class B 38,154
1,464 Cadence Design Systems, Inc.* 439,873
489 Check Point Software Technologies, Ltd.* 91,296
107 Constellation Software, Inc. 330,902
340 Corpay, Inc.* 115,063
1,227 Crowdstrike Holdings, Inc., Class A* 419,830
221 CyberArk Software, Ltd.* 73,626
3,819 Dassault Systemes SE 131,982
1,464 Datadog, Inc., Class A* 209,191
425 Descartes Systems Group, Inc. (The)* 48,316
990 DocuSign, Inc.* 89,041
1,408 Dynatrace, Inc.* 76,525
128 Fair Isaac Corp.* 254,839
3,463 Fortinet, Inc.* 327,184
2,790 Gen Digital, Inc. 76,390
250 HubSpot, Inc.* 174,193
1,490 Intuit, Inc. 936,465
349 Manhattan Associates, Inc.* 94,314
37,402 Microsoft Corp. 15,764,943
992 MicroStrategy, Inc.* 287,303
219 Monday.com, Ltd.* 51,561
423 Nemetschek SE 40,958
386 Nice, Ltd.* 65,824
1,366 Nutanix, Inc., Class A* 83,572
1,565 Open Text Corp. 44,294
300 Oracle Corp. 28,720
8,830 Oracle Corp. 1,471,431
10,673 Palantir Technologies, Inc., Class A* 807,199

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Software, continued
3,460 Palo Alto Networks, Inc.* $ 629,582
608 PTC, Inc.* 111,793
556 Roper Technologies, Inc. 289,037
5,098 Sage Group plc (The) 80,444
5,075 Salesforce, Inc. 1,696,725
1,209 Samsara, Inc., Class A* 52,821
5,507 SAP SE 1,347,551
1,088 ServiceNow, Inc.* 1,153,411
831 Synopsys, Inc.* 403,334
400 Temenos AG, Registered Shares 28,193
800 Trend Micro, Inc. 43,137
234 Tyler Technologies, Inc.* 134,934
846 WiseTech Global, Ltd.* 62,588
1,099 Workday, Inc., Class A* 283,575
757 Xero, Ltd.* 78,694
1,326 Zoom Communications, Inc.* 108,215
450 Zscaler, Inc.* 81,184
31,260,143
Specialized REITs (0.7%):
2,445 American Tower Corp. 448,437
2,314 Crown Castle, Inc. 210,019
1,715 Digital Realty Trust, Inc. 304,121
492 Equinix, Inc. 463,902
1,100 Extra Space Storage, Inc. 164,560
1,540 Gaming and Leisure Properties, Inc. 74,166
1,608 Iron Mountain, Inc. 169,017
831 Public Storage 248,835
557 SBA Communications Corp. 113,517
5,725 VICI Properties, Inc. 167,227
3,783 Weyerhaeuser Co. 106,491
2,470,292
Specialty Retail (1.6%):
92 AutoZone, Inc.* 294,584
1,107 Best Buy Co., Inc. 94,981
331 Burlington Stores, Inc.* 94,355
809 CarMax, Inc.* 66,144
618 Carvana Co.* 125,676
341 Dick's Sporting Goods, Inc. 78,034
1,000 Fast Retailing Co., Ltd. 337,822
2,998 H & M Hennes & Mauritz AB, Class B 40,363
5,252 Home Depot, Inc. (The) 2,042,975
5,700 Industria de Diseno Textil SA 291,778
17,355 JD Sports Fashion plc 20,824
12,728 Kingfisher plc 39,481
2,983 Lowe's Cos., Inc. 736,204
500 Nitori Holdings Co., Ltd. 59,342
312 O'Reilly Automotive, Inc.* 369,970
1,722 Ross Stores, Inc. 260,487
5,992 TJX Cos., Inc. (The) 723,894
2,920 Tractor Supply Co. 154,935
243 Ulta Beauty, Inc.* 105,688
633 Williams-Sonoma, Inc. 117,219
829 Zalando SE* 27,801
400 ZOZO, Inc. 12,357
6,094,914
Technology Hardware, Storage & Peripherals (5.8%):
80,531 Apple, Inc. 20,166,572
Shares Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
1,100 Brother Industries, Ltd. $ 18,637
5,100 Canon, Inc. 165,543
1,541 Dell Technologies, Inc., Class C 177,585
6,500 FUJIFILM Holdings Corp. 134,903
6,928 Hewlett Packard Enterprise Co. 147,913
5,331 HP, Inc. 173,951
868 Logitech International SA, Class R 71,366
1,069 NetApp, Inc. 124,089
1,544 Pure Storage, Inc., Class A* 94,848
3,600 Ricoh Co., Ltd. 40,974
1,127 Seagate Technology Holdings plc 97,271
1,000 Seiko Epson Corp. 18,042
2,644 Super Micro Computer, Inc.* 80,589
1,693 Western Digital Corp.* 100,954
21,613,237
Textiles, Apparel & Luxury Goods (0.9%):
862 adidas AG 211,650
4,000 Asics Corp. 77,887
2,859 Cie Financiere Richemont SA, Registered Shares 434,746
773 Deckers Outdoor Corp.* 156,989
709 Gildan Activewear, Inc. 33,371
171 Hermes International SCA 407,911
423 Kering SA 103,654
584 Lululemon Athletica, Inc.* 223,327
1,449 LVMH Moet Hennessy Louis Vuitton SE 947,349
1,224 Moncler SpA 65,003
6,388 NIKE, Inc., Class B 483,380
416 Pandora A/S 76,105
767 Puma SE 35,081
120 Swatch Group AG (The), Class BR 21,815
3,278,268
Tobacco (0.6%):
8,961 Altria Group, Inc. 468,571
10,747 British American Tobacco plc 389,646
4,253 Imperial Brands plc 135,886
6,400 Japan Tobacco, Inc. 164,626
8,267 Philip Morris International, Inc. 994,933
2,153,662
Trading Companies & Distributors (0.7%):
1,484 AddTech AB, B Shares 40,343
1,088 AerCap Holdings NV 104,122
2,278 Ashtead Group plc 140,877
908 Brenntag SE 54,430
1,941 Bunzl plc 79,895
2,930 Fastenal Co. 210,696
1,046 Ferguson Enterprises, Inc. 181,447
327 IMCD NV 48,421
6,300 ITOCHU Corp. 310,126
8,100 Marubeni Corp. 121,388
17,500 Mitsubishi Corp. 286,321
13,800 Mitsui & Co., Ltd. 286,364
1,400 MonotaRO Co., Ltd. 23,531
1,239 Reece, Ltd. 17,097
1,346 Rexel SA 33,973
5,300 Sumitomo Corp. 113,963
483 Toromont Industries, Ltd. 38,188
3,100 Toyota Tsusho Corp. 54,709

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2024 .
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of December 31, 2024 :
Shares Value
Common Stocks, continued
Trading Companies & Distributors, continued
354 United Rentals, Inc. $ 249,372
235 W.W. Grainger, Inc. 247,702
193 Watsco, Inc. 91,461
2,734,426
Transportation Infrastructure (0.1%):
435 Aena SME SA 88,776
215 Aeroports de Paris SA 24,723
8,354 Auckland International Airport, Ltd. 40,653
1,886 Getlink SE 30,021
17,059 Transurban Group* 141,112
325,285
Water Utilities (0.1%):
1,102 American Water Works Co., Inc. 137,188
1,161 Essential Utilities, Inc. 42,167
1,696 Severn Trent plc 53,212
3,366 United Utilities Group plc 44,442
277,009
Wireless Telecommunication Services (0.4%):
8,300 KDDI Corp. 264,577
1,807 Rogers Communications, Inc., Class B 55,557
150,000 SoftBank Corp. 188,638
5,200 SoftBank Group Corp. 298,747
2,292 Tele2 AB, B Shares 22,648
2,774 T-Mobile US, Inc. 612,305
126,827 Vodafone Group plc 108,139
1,550,611
Total Common Stocks (Cost $219,255,532) 369,249,845
Shares Value
Preferred Stocks (0.1%):
Automobiles (0.1%):
335 Bayerische Motoren Werke AG, 8.31%, 5/15/20 $ 25,122
634 Dr. Ing hc F Porsche AG, 3.96% 38,345
796 Porsche Automobil Holding SE, 7.05%, 5/20/20 29,949
1,181 Volkswagen AG, 10.17%, 5/8/20 108,945
202,361
Household Products (0.0%
†
):
829 Henkel AG & Co. KGaA, 2.18%, 4/21/20 72,759
Life Sciences Tools & Services (0.0%
†
):
144 Sartorius AG, 0.34% 32,092
Total Preferred Stocks (Cost $474,932) 307,212
Contracts
Warrant (0.0%
†
):
Software (0.0%
†
):
147 Constellation Software, Inc., 3/31/40*(a) —
Total Warrant (Cost $—) —
Shares
Affiliated Investment Company (0.1%):
Money Market Funds (0.1%):
467,753 BlackRock Liquidity FedFund, Institutional Class ,
5.02%
+
(b)(c) 467,753
Total Affiliated Investment Company (Cost $467,753) 467,753
Total Investment Securities
(Cost $220,198,217 ) — 99.4% (d) 370,024,810
Net other assets (liabilities) — 0.6% 2,114,550
Net Assets — 100.0% $ 372,139,360
ADR—American Depository Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of December 31, 2024. The total value of securities on loan as of December 31, 2024 was $446,656.
+ Affiliated Securities
† Represents less than 0.05%.
(a) Security was valued using significant unobservable inputs as of December 31, 2024.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2024.
(c) The rate represents the effective yield at December 31, 2024.
(d) See Federal Tax Information listed in the Notes to the Financial Statements.
Amounts shown as “—“ are either $0 or round to less than $1.
Country Percentage
Australia 1.7%
Austria —%
†
Belgium 0.2%

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Country Percentage
Bermuda 0.1%
Canada 3.1%
Chile —%
†
Denmark 0.7%
Finland 0.2%
France 2.5%
Germany 2.1%
Hong Kong 0.5%
Ireland 0.9%
Israel 0.2%
Italy 0.6%
Japan 5.3%
Luxembourg —%
†
Macau —%
†
Netherlands 1.2%
New Zealand 0.1%
Norway 0.1%
Portugal —%
†
Singapore 0.4%
Spain 0.6%
Sweden 0.8%
Switzerland 2.5%
United Kingdom 3.4%
United States 72.7%
Uruguay 0.1%
100.0%
† Represents less than 0.05%.
Futures Contracts
At December 31, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
DJ EURO STOXX 50 March Futures (Euro) 3/21/25 2 $ 101,105 $ (574)
FTSE 100 Index March Futures (British Pounds) 3/21/25 4 409,583 734
S&P 500 Index E-Mini March Futures (U.S. Dollar) 3/21/25 6 1,780,725 1,064
SGX NIKKEI 225 Index March Futures (Japanese Yen) 3/13/25 1 124,849 109
$ 1,333

AZL MSCI Global Equity Index Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2024
Statement of Operations
For the Year Ended December 31, 2024
Assets:
Investments in non-affiliates, at cost $ 218,865,368
Investments in affiliates, at cost 1,332,849
aaa
aaa
Investments in non-affiliates, at value(a) $ 368,118,005
Investments in affiliates, at value 1,906,805
Deposit at broker for futures contracts collateral 67,380
Interest and dividends receivable 247,918
Foreign currency, at value (cost $660,297) 651,912
Receivable for investments sold 1,619,715
Prepaid expenses 1,925
Reclaims receivable 385,562
Total Assets 372,999,222
Liabilities:
Cash overdraft 76,634
Payable for investments purchased 6,100
Payable for capital shares redeemed 47,514
Payable for collateral received on loaned securities 467,753
Payable for variation margin on futures contracts 909
Management fees payable 97,661
Administration fees payable 18,622
Distribution fees payable 71,291
Custodian fees payable 16,678
Administrative and compliance services fees payable 1,786
Transfer agent fees payable 3,359
Trustee fees payable 3,737
Other accrued liabilities 47,818
Total Liabilities 859,862
Commitments and contingent liabilities^
Net Assets
$ 372,139,360
Net Assets Consist of:
Paid in capital $ 215,537,228
Total distributable earnings 156,602,132
Net Assets
$ 372,139,360
Class 1
Net Assets $ 46,322,345
Shares of beneficial interest (unlimited number of shares authorized, no par value) 4,598,450
Net Asset Value (offering and redemption price per share) $ 10 .07
Class 2
Net Assets $ 325,817,015
Shares of beneficial interest (unlimited number of shares authorized, no par value) 18,393,484
Net Asset Value (offering and redemption price per share) $ 17 .71
(a) Includes securities on loan of $446,656.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from non-affiliates $ 7,305,395
Dividends from affiliates 53,383
Interest 189
Income from securities lending 17,054
Foreign withholding tax (366,247)
Total Investment Income 7,009,774
Expenses:
Management fees 2,746,904
Administration fees 150,866
Distribution fees - Class 2 866,258
Custodian fees 49,894
Administrative and compliance services fees 6,071
Transfer agent fees 14,668
Trustee fees 17,183
Professional fees 20,985
Licensing fees 58,123
Shareholder reports 5,456
Other expenses 20,249
Total expenses before reductions 3,956,657
Less Management fees contractually waived (1,569,660)
Net expenses 2,386,997
Net Investment Income/(Loss)
4,622,777
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 10,284,895
Net realized gains/(losses) on affiliated transactions 26,723
Net realized gains/(losses) on futures contracts 296,454
Change in net unrealized appreciation/depreciation on securities and foreign currencies 51,028,399
Change in net unrealized appreciation/depreciation on affiliated transactions 249,629
Change in net unrealized appreciation/depreciation on futures contracts (19,781)
Net realized and Change in net unrealized gains/losses on
investments
61,866,319
Change in Net Assets Resulting From Operations
$ 66,489,096

AZL MSCI Global Equity Index Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2024
For the
Year Ended
December 31, 2023
Change In Net Assets:
Operations:
Net investment income/(loss) $ 4,622,777 $ 5,777,919
Net realized gains/(losses) on investments 10,608,072 (5,204,384)
Change in unrealized appreciation/depreciation on investments 51,258,247 81,211,969
Change in net assets resulting from operations 66,489,096 81,785,504
Distributions to Shareholders:
Class 1 (1,351,616) (1,232,719)
Class 2 (4,840,133) (5,010,553)
Change in net assets resulting from distributions to shareholders (6,191,749) (6,243,272)
Capital Transactions:
Class 1
Proceeds from shares issued 65,841 33,528
Proceeds from dividends reinvested 1,351,616 1,232,719
Value of shares redeemed (5,293,054) (4,953,931)
Total Class 1 Shares (3,875,597) (3,687,684)
Class 2
Proceeds from shares issued 1,222,380 26,721,993
Proceeds from dividends reinvested 4,840,133 5,010,553
Value of shares redeemed (87,962,221) (78,003,897)
Total Class 2 Shares (81,899,708) (46,271,351)
Change in net assets resulting from capital transactions (85,775,305) (49,959,035)
Change in net assets (25,477,958) 25,583,197
Net Assets:
Beginning of period 397,617,318 372,034,121
End of period $ 372,139,360 $ 397,617,318
Share Transactions:
Class 1
Shares issued 7,248 4,318
Dividends reinvested 134,892 159,061
Shares redeemed (552,034) (611,374)
Total Class 1 Shares (409,894) (447,995)
Class 2
Shares issued 72,769 1,948,953
Dividends reinvested 274,540 371,979
Shares redeemed (5,225,946) (5,602,197)
Total Class 2 Shares (4,878,637) (3,281,265)
Change in shares (5,288,531) (3,729,260)

AZL MSCI Global Equity Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
f
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021^
Year Ended
December 31,
2020
Class 1
Net Asset Value, Beginning of Period
$ 8.75  $ 7.30  $ 10.43  $ 10.00
Investment Activities:
Net Investment Income/(Loss)(a) 0.13  0.13  0.14  0.06
Net Realized and Unrealized Gains/(Losses) on Investments 1.49  1.56  (2.07) 0.91
Total from Investment Activities 1.62  1.69  (1.93) 0.97
Distributions to Shareholders From:
Net Investment Income (0.30) (0.22) (0.17) (0.13)
Net Realized Gains —  (0.02) (1.03) (0.41)
Total Dividends (0.30) (0.24) (1.20) (0.54)
Net Asset Value, End of Period
$ 10.07  $ 8.75  $ 7.30  $ 10.43
Total Return
(b) 18.48% 23.66% (18.08)% 10.00%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 46,322  $ 43,841  $ 39,839  $ 54,468
Net Investment Income/(Loss)(d) 1.39% 1.67% 1.65% 1.06%
Expenses Before Reductions(d)(e) 0.79% 0.80% 0.79% 0.83%
Expenses Net of Reductions(d) 0.39% 0.40% 0.39% 0.44%
Portfolio Turnover Rate(f) 1% 7% 2% 49%
Class 2
Net Asset Value, Beginning of Period
$ 15.20  $ 12.51  $ 16.82  $ 14.35  $ 12.55
Investment Activities:
Net Investment Income/(Loss)(a) 0.19  0.20  0.20  0.16  0.16
Net Realized and Unrealized Gains/(Losses) on Investments 2.57  2.70  (3.31) 2.85  1.75
Total from Investment Activities 2.76  2.90  (3.11) 3.01  1.91
Distributions to Shareholders From:
Net Investment Income (0.25) (0.19) (0.17) (0.13) (0.11)
Net Realized Gains —  (0.02) (1.03) (0.41) —
Total Dividends (0.25) (0.21) (1.20) (0.54) (0.11)
Net Asset Value, End of Period
$ 17.71  $ 15.20  $ 12.51  $ 16.82  $ 14.35
Total Return
(b) 18.16% 23.37% (18.23)% 21.18% 15.36%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 325,817  $ 353,777  $ 332,195  $ 463,557  $ 321,637
Net Investment Income/(Loss) 1.15% 1.43% 1.40% 1.03% 1.32%
Expenses Before Reductions(e) 1.04% 1.05% 1.04% 1.09% 1.08%
Expenses Net of Reductions 0.64% 0.65% 0.65% 0.70% 0.69%
Portfolio Turnover Rate(f) 1% 7% 2% 49% 13%
^ Class 1 activity is for the period June 21, 2021 (commencement of operations) to December 31, 2021.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.
(f ) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

AZL MSCI Global Equity Index Fund
Notes to the Financial Statements
December 31, 2024

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL MSCI Global
Equity Index Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL MSCI Global Equity Index Fund
Notes to the Financial Statements
December 31, 2024

Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2024 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,647 during the year ended December 31, 2024. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $467,753 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2024. At December 31, 2024, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2024, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the year ended December 31, 2024, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December
31, 2024, the monthly average notional amount for long contracts was $2.4 million. There was no short contract activity during the period. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.

AZL MSCI Global Equity Index Fund
Notes to the Financial Statements
December 31, 2024

Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2024:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2024:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
For the year ended December 31, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Manager is 0.70% of the first $5 billion of the Fund’s net assets, 0.65% of the next $5 billion of the Fund’s net assets, and 0.61% of the Fund’s assets over $10 billion. The Manager waived, prior to any application of expense limit, the management fee to 0.30% on all assets in order to maintain a more competitive expense ratio.
The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2026. The annual rate due to the Subadviser from the Manager is 0.06% of the first $300 million of the Fund’s net assets and 0.03% of the Fund’s net assets over $300 million.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.
At December 31, 2024, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
– (71,398)
Futures Contracts Receivable for variation margin on futures contracts* $1,907 Payable for variation margin on futures contracts* $574
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts”.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(281,669) 89,166
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 296,454 $ (19,781)
Annual Rate* Annual Expense Limit
AZL MSCI Global Equity Index Fund, Class 1 0.70% 0.55%
AZL MSCI Global Equity Index Fund, Class 2 0.70% 0.80%
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
12/31/24
Shares
as of
12/31/24
Dividend
Income
Capital Gains
Distributions
Allianz SE, Registered Shares $ 697,572 $ — $ (159,136) $ 25,161 $ 72,794 $ 636,391 2,077 $ 35,660 $ —
BlackR ock, Inc. 784,199 — (159,93 5 ) 1,56 2 176,835 802,661 783 17,72 3 —
BlackRock Liquidity FedFund ,
Institutional Class 970,294 — (502,541)
(a)
— — 467,753 467,753 17,054
(b)
—
$ 2,452,065 $ — $ (821,612) $ 26,723 $ 249,629
$ 1,906,805
470,613 $ 70,437 $ —
(a) Represents net amount purchased (sold).
(b) All or portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of securities lending fees and collateral investment expenses, and other payments to and from borrowers of securities.

AZL MSCI Global Equity Index Fund
Notes to the Financial Statements
December 31, 2024

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and officer support services to the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

AZL MSCI Global Equity Index Fund
Notes to the Financial Statements
December 31, 2024

The following is a summary of the valuation inputs used as of December 31, 2024 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2024 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.
Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 285,260,741 $ 83,989,104 $ — $ 369,249,845
Preferred Stocks
+
— 307,212 — 307,212
Warrant
+
— — —
#
—
Affiliated Investment Company 467,753 — — 467,753
Total Investment Securities 285,728,494 84,296,316 — 370,024,810
Other Financial Instruments:
*
Futures Contracts 1,333 — — 1,333
Total Investments $285,729,827 $84,296,316 $— $370,026,143
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at December 31, 2024.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
Purchases Sales
AZL MSCI Global Equity Index Fund $5,499,762 $92,869,622

AZL MSCI Global Equity Index Fund
Notes to the Financial Statements
December 31, 2024

Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 is $224,779,642. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
As of the end of its tax year ended December 31, 2024, the Fund had no remaining capital loss carry forwards (“CLCFs”). The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset. During the year ended December 31, 2024, the Fund utilized $3,573,391 in CLCFs to offset capital gains.
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the
1940 Act. As of December 31, 2024, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 95% of the Fund.
Investment activities of these shareholders could have a material impact to the Fund.
9. Segment Reporting
The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. Subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Unrealized appreciation $159,836,103
Unrealized (depreciation) (14,590,935)
Net unrealized appreciation/(depreciation) $145,245,168
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MSCI Global Equity Index Fund $6,191,749 $– $6,191,749
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MSCI Global Equity Index Fund $6,243,272 $— $6,243,272
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL MSCI Global Equity Index Fund $11,385,641 $— $— $145,217,112 $156,602,753
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, foreign currency gains or losses, mark-to-
market of passive foreign investment companies, straddles and other miscellaneous differences.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL MSCI Global Equity Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL MSCI Global Equity Index Fund (one of the funds constituting Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended
December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2024, 63.58% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Approval of Investment Advisory and Subadvisory Agreements
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (together, the
“Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”).
As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2026 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the
Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b)
Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b-1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and
relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2024. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 4 and 11, 2024, and September 24, 2024, as well as in various other meetings preceding those meetings. Accordingly, the Advisory Contracts were approved by the Board at an in-person meeting on September 24, 2024. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2026.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers . The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers . In connection with every quarterly Board meeting, as well as the summer and fall 2024 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 4 and 11, 2024, and
September 24, 2024, the Manager reported that for the one-year period ended December 31, 2023, six Funds were in the top 40%, four were in the middle 20%, and five were in the bottom 40% of their respective Lipper peer groups. For the three-year period ended December 31, 2023, eight Funds were in the top 40%, three were in the middle 20% and four were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2023, six Funds were in the top 40%, two were in the middle 20%, and seven were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Two Funds, the AZL Enhanced Bond Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The
Board had previously met with the portfolio managers of the AZL Government Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective Subadvisers. The Board also considered the impact of recoupment of previously waived fees and of low short-term interest rates on the performance of the AZL Government Money Market Fund during the periods measured.
The Board considered that the AZL Russell Value 1000 Index Fund, which was in the bottom 40% of its Lipper peer group for the three- and five-year periods, had shown improved relative performance in more recent periods.

At the Board meeting held September 24, 2024, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2024.
Thus, at the Board meeting held September 24, 2024, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds. The Manager supplied information to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account.
The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the
“actual” advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 14 Funds reviewed by the Board in the summer and fall of 2024, 13 Funds paid “actual” advisory fees in a percentage amount within the 65th percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2023 for the 14 Funds was as follows: (1) 13 of the Funds had management fee rankings at or below the 65th percentile (with 9 Funds at or below the 50th percentile); and (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category. The Board noted that it had previously considered and approved a temporary reduction in the AZL MSCI Global Equity Index Fund’s management fee, which is in effect through at least April 30, 2026. In addition, the Board also considered that the AZL Enhanced Bond Index Fund ranked at the 63rd percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b-1 fee paid by the Funds, and other
Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2021 through 2023. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2024, were approximately $14.2 billion, including assets of affiliated investing funds, and that no single Fund had assets in excess of approximately $3.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

ANNRPT1224 02/25
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Russell 1000 Growth Index Fund
Annual Financial Statements and Other Information
December 31, 2024

AZL® Russell 1000 Growth Index Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Approval of Investment Advisory and Subadvisory Agreements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks ( 99 .3% ):
Aerospace & Defense ( 0 .5% ):
1,515 Axon Enterprise, Inc.* $ 900,395
2,339 Boeing Co. (The)* 414,003
399 BWX Technologies, Inc. 44,445
943 HEICO Corp. 224,189
1,768 HEICO Corp., Class A 328,989
566 Howmet Aerospace, Inc. 61,903
230 Loar Holdings, Inc.* 16,999
1,430 Lockheed Martin Corp. 694,894
238 TransDigm Group, Inc. 301,613
2,987,430
Air Freight & Logistics ( 0 .0%
†
):
542 Expeditors International of Washington, Inc. 60,037
Automobiles ( 3 .8% ):
58,301 Tesla, Inc.* 23,544,276
Banks ( 0 .1% ):
67,549 NU Holdings, Ltd., Class A* 699,807
214 Popular, Inc. 20,129
719,936
Beverages ( 1 .1% ):
4,035 Celsius Holdings, Inc.* 106,282
46,661 Coca-Cola Co. (The) 2,905,114
11,888 Monster Beverage Corp.* 624,833
22,753 PepsiCo, Inc. 3,459,821
7,096,050
Biotechnology ( 1 .4% ):
16,055 AbbVie, Inc. 2,852,973
2,352 Alnylam Pharmaceuticals, Inc.* 553,449
8,763 Amgen, Inc. 2,283,988
2,288 Apellis Pharmaceuticals, Inc.* 73,010
1,440 Exact Sciences Corp.* 80,914
4,700 Exelixis, Inc.* 156,510
251 Incyte Corp.* 17,337
3,137 Ionis Pharmaceuticals, Inc.* 109,669
2,446 Natera, Inc.* 387,202
2,032 Neurocrine Biosciences, Inc.* 277,368
186 Regeneron Pharmaceuticals, Inc.* 132,493
1,976 Sarepta Therapeutics, Inc.* 240,262
1,855 Ultragenyx Pharmaceutical, Inc.* 78,040
2,734 Vertex Pharmaceuticals, Inc.* 1,100,982
2,136 Viking Therapeutics, Inc.* 85,953
8,430,150
Broadline Retail ( 7 .1% ):
196,896 Amazon.com, Inc.* 43,197,014
24,242 Coupang, Inc.* 532,839
1,527 Etsy, Inc.* 80,763
43,810,616
Building Products ( 0 .3% ):
1,398 AAON, Inc. 164,517
577 Advanced Drainage Systems, Inc. 66,701
331 Armstrong World Industries, Inc. 46,780
1,919 AZEK Co., Inc. (The)* 91,095
250 Builders FirstSource, Inc.* 35,733
147 Carlisle Cos., Inc. 54,220
Shares Value
Common Stocks, continued
Building Products, continued
673 Lennox International, Inc. $ 410,059
110 Simpson Manufacturing Co., Inc. 18,241
1,618 Trane Technologies plc 597,608
2,178 Trex Co., Inc.* 150,347
1,635,301
Capital Markets ( 1 .7% ):
1,872 Ameriprise Financial, Inc. 996,709
3,855 Ares Management Corp., Class A 682,451
15,129 Blackstone, Inc. 2,608,542
10,472 Blue Owl Capital, Inc. 243,579
3,141 Charles Schwab Corp. (The) 232,465
3,490 Coinbase Global, Inc., Class A* 866,567
270 FactSet Research Systems, Inc. 129,676
1,743 Goldman Sachs Group, Inc. (The) 998,077
142 Houlihan Lokey, Inc. 24,660
923 Jefferies Financial Group, Inc. 72,363
4,040 KKR & Co., Inc. 597,556
2,347 Lazard, Inc. 120,824
1,558 LPL Financial Holdings, Inc. 508,703
3,306 Moody's Corp. 1,564,961
1,417 Morgan Stanley 178,145
556 Morningstar, Inc. 187,238
923 MSCI, Inc. 553,809
477 TPG, Inc. 29,975
914 Tradeweb Markets, Inc., Class A 119,661
705 XP, Inc., Class A 8,354
10,724,315
Chemicals ( 0 .4% ):
651 Celanese Corp. 45,056
4,526 Ecolab, Inc. 1,060,532
658 RPM International, Inc. 80,973
4,488 Sherwin-Williams Co. (The) 1,525,606
2,712,167
Commercial Services & Supplies ( 0 .7% ):
6,874 Cintas Corp. 1,255,880
17,127 Copart, Inc.* 982,918
6,043 Rollins, Inc. 280,093
1,225 Tetra Tech, Inc. 48,804
2,386 Veralto Corp. 243,014
8,363 Waste Management, Inc. 1,687,570
4,498,279
Communications Equipment ( 0 .5% ):
21,610 Arista Networks, Inc.* 2,388,553
1,631 Motorola Solutions, Inc. 753,897
18 Ubiquiti, Inc. 5,975
3,148,425
Construction & Engineering ( 0 .1% ):
750 Comfort Systems USA, Inc. 318,045
380 EMCOR Group, Inc. 172,482
952 Quanta Services, Inc. 300,880
1,267 WillScot Holdings Corp.* 42,381
833,788

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Construction Materials ( 0 .1% ):
533 Eagle Materials, Inc. $ 131,523
79 Martin Marietta Materials, Inc. 40,803
711 Vulcan Materials Co. 182,891
355,217
Consumer Finance ( 0 .2% ):
855 Ally Financial, Inc. 30,789
4,398 American Express Co. 1,305,282
112 Credit Acceptance Corp.* 52,579
3,730 SoFi Technologies, Inc.*^ 57,442
1,446,092
Consumer Staples Distribution & Retail ( 1 .5% ):
137 Casey's General Stores, Inc. 54,283
9,300 Costco Wholesale Corp. 8,521,311
501 Performance Food Group Co.* 42,360
6,374 Sysco Corp. 487,356
9,105,310
Containers & Packaging ( 0 .0%
†
):
598 Avery Dennison Corp. 111,904
181 Sealed Air Corp. 6,123
118,027
Distributors ( 0 .0%
†
):
780 Pool Corp. 265,933
Diversified Consumer Services ( 0 .1% ):
181 Bright Horizons Family Solutions, Inc.* 20,064
778 Duolingo, Inc.* 252,251
196 Grand Canyon Education, Inc.* 32,105
620 H&R Block, Inc. 32,760
337,180
Diversified Telecommunication Services ( 0 .0%
†
):
250 Iridium Communications, Inc. 7,255
Electric Utilities ( 0 .1% ):
1,078 Constellation Energy Corp. 241,159
1,798 NRG Energy, Inc. 162,216
403,375
Electrical Equipment ( 0 .2% ):
661 Generac Holdings, Inc.* 102,488
242 Rockwell Automation, Inc. 69,161
7,493 Vertiv Holdings Co., Class A 851,280
1,022,929
Electronic Equipment, Instruments & Components ( 0 .2% ):
14,420 Amphenol Corp., Class A 1,001,469
1,468 CDW Corp. 255,491
221 Jabil, Inc. 31,802
251 Zebra Technologies Corp.* 96,941
1,385,703
Energy Equipment & Services ( 0 .0%
†
):
1,428 Weatherford International plc 102,288
Entertainment ( 1 .7% ):
1,598 Liberty Media Corp.-Liberty Formula One, Class C* 148,071
3,285 Live Nation Entertainment, Inc.* 425,407
Shares Value
Common Stocks, continued
Entertainment, continued
8,975 Netflix, Inc.* $ 7,999,597
10,903 ROBLOX Corp., Class A* 630,848
391 Roku, Inc.* 29,067
3,112 Spotify Technology SA* 1,392,247
248 TKO Group Holdings, Inc.* 35,243
10,660,480
Financial Services ( 3 .7% ):
8,150 Apollo Global Management, Inc. 1,346,054
4,899 Block, Inc.* 416,366
6,612 Equitable Holdings, Inc. 311,888
3,763 Fiserv, Inc.* 772,995
17,106 Mastercard, Inc., Class A 9,007,506
1,383 Shift4 Payments, Inc., Class A* 143,528
9,445 Toast, Inc., Class A* 344,270
604 UWM Holdings Corp. 3,546
33,050 Visa, Inc., Class A 10,445,122
1,195 Western Union Co. (The) 12,667
89 WEX, Inc.* 15,604
22,819,546
Food Products ( 0 .0%
†
):
318 Freshpet, Inc.* 47,099
470 Hershey Co. (The) 79,595
1,058 Lamb Weston Holdings, Inc. 70,706
197,400
Ground Transportation ( 0 .8% ):
180 Avis Budget Group, Inc.* 14,510
5,362 Lyft, Inc., Class A* 69,170
4,026 Old Dominion Freight Line, Inc. 710,186
319 Saia, Inc.* 145,378
42,551 Uber Technologies, Inc.* 2,566,676
787 U-Haul Holding Co. 50,407
6,162 Union Pacific Corp. 1,405,183
2,452 XPO, Inc.* 321,580
5,283,090
Health Care Equipment & Supplies ( 1 .2% ):
929 Align Technology, Inc.* 193,706
8,172 Dexcom, Inc.* 635,536
2,331 Edwards Lifesciences Corp.* 172,564
919 GE HealthCare Technologies, Inc. 71,847
1,730 IDEXX Laboratories, Inc.* 715,251
636 Inspire Medical Systems, Inc.* 117,902
1,448 Insulet Corp.* 378,029
7,410 Intuitive Surgical, Inc.* 3,867,724
510 Masimo Corp.* 84,303
747 Penumbra, Inc.* 177,398
841 ResMed, Inc. 192,328
2,259 Stryker Corp. 813,353
7,419,941
Health Care Providers & Services ( 0 .6% ):
2,987 Cardinal Health, Inc. 353,273
3,455 Cencora, Inc. 776,270
35 Chemed Corp. 18,543
524 Cigna Group (The) 144,697
1,057 DaVita, Inc.* 158,074
773 Elevance Health, Inc. 285,160

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
927 HCA Healthcare, Inc. $ 278,239
1,165 McKesson Corp. 663,945
788 Molina Healthcare, Inc.* 229,347
1,298 UnitedHealth Group, Inc. 656,606
3,564,154
Health Care Technology ( 0 .1% ):
79 Doximity, Inc., Class A* 4,218
3,117 Veeva Systems, Inc., Class A* 655,349
659,567
Hotels, Restaurants & Leisure ( 2 .2% ):
9,183 Airbnb, Inc., Class A* 1,206,738
652 Booking Holdings, Inc. 3,239,410
1,590 Cava Group, Inc.* 179,352
28,746 Chipotle Mexican Grill, Inc.* 1,733,384
432 Choice Hotels International, Inc.^ 61,335
1,517 Churchill Downs, Inc. 202,580
1,331 Darden Restaurants, Inc. 248,484
236 Domino's Pizza, Inc. 99,063
6,402 DoorDash, Inc., Class A* 1,073,936
9,674 DraftKings, Inc.* 359,873
829 Dutch Bros, Inc., Class A* 43,423
2,660 Expedia Group, Inc.* 495,638
2,577 Hilton Worldwide Holdings, Inc. 636,931
145 Hyatt Hotels Corp., Class A 22,762
7,389 Las Vegas Sands Corp. 379,499
1,873 Light & Wonder, Inc.* 161,790
995 McDonald's Corp. 288,441
9,018 Norwegian Cruise Line Holdings, Ltd.* 232,033
892 Planet Fitness, Inc., Class A* 88,192
1,693 Royal Caribbean Cruises, Ltd. 390,558
18,413 Starbucks Corp. 1,680,186
1,438 Texas Roadhouse, Inc. 259,458
630 Vail Resorts, Inc. 118,094
1,932 Wendy's Co. (The) 31,492
636 Wingstop, Inc. 180,751
161 Wynn Resorts, Ltd. 13,872
2,213 Yum! Brands, Inc. 296,896
13,724,171
Household Durables ( 0 .0%
†
):
300 SharkNinja, Inc.* 29,208
3,465 Tempur Sealy International, Inc. 196,431
53 TopBuild Corp.* 16,501
242,140
Household Products ( 0 .6% ):
2,612 Clorox Co. (The) 424,215
9,306 Colgate-Palmolive Co. 846,009
2,905 Kimberly-Clark Corp. 380,671
11,016 Procter & Gamble Co. (The) 1,846,832
3,497,727
Independent Power and Renewable Electricity Producers
( 0 .2% ):
7,111 Vistra Corp. 980,394
Industrial Conglomerates ( 0 .3% ):
2,075 3M Co. 267,862
Shares Value
Common Stocks, continued
Industrial Conglomerates, continued
4,834 General Electric Co. $ 806,263
2,146 Honeywell International, Inc. 484,760
1,558,885
Insurance ( 0 .6% ):
840 Allstate Corp. (The) 161,944
341 Arthur J. Gallagher & Co. 96,793
2,244 Brown & Brown, Inc. 228,933
146 Everest Group, Ltd. 52,919
481 Kinsale Capital Group, Inc. 223,727
58 Markel Group, Inc.* 100,121
1,469 Marsh & McLennan Cos., Inc. 312,030
10,337 Progressive Corp. (The) 2,476,849
2,186 Ryan Specialty Holdings, Inc. 140,254
3,793,570
Interactive Media & Services ( 11 .3% ):
123,302 Alphabet, Inc., Class A 23,341,068
101,795 Alphabet, Inc., Class C 19,385,840
45,963 Meta Platforms, Inc., Class A 26,911,796
12,983 Pinterest, Inc., Class A* 376,507
826 Trump Media & Technology Group Corp.*^ 28,167
70,043,378
IT Services ( 0 .6% ):
6,277 Cloudflare, Inc., Class A* 675,907
80 EPAM Systems, Inc.* 18,706
1,575 Gartner, Inc.* 763,040
639 Globant SA* 137,014
2,920 GoDaddy, Inc., Class A* 576,321
1,489 MongoDB, Inc.* 346,654
1,583 Okta, Inc.* 124,741
6,688 Snowflake, Inc., Class A* 1,032,694
714 Twilio, Inc., Class A* 77,169
123 VeriSign, Inc.* 25,456
3,777,702
Leisure Products ( 0 .0%
†
):
2,509 Hasbro, Inc. 140,278
582 YETI Holdings, Inc.* 22,413
162,691
Life Sciences Tools & Services ( 0 .2% ):
1,082 10X Genomics, Inc., Class A* 15,537
1,523 Bruker Corp. 89,278
467 IQVIA Holdings, Inc.* 91,770
526 Medpace Holdings, Inc.* 174,753
183 Repligen Corp.* 26,341
772 Waters Corp.* 286,397
951 West Pharmaceutical Services, Inc. 311,510
995,586
Machinery ( 0 .2% ):
1,441 Caterpillar, Inc. 522,737
2,331 Illinois Tool Works, Inc. 591,048
353 Lincoln Electric Holdings, Inc. 66,177
1,179,962
Media ( 0 .2% ):
26 Liberty Broadband Corp., Class A* 1,934

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Media, continued
616 Liberty Broadband Corp., Class C* $ 46,052
300 Nexstar Media Group, Inc. 47,391
9,317 Trade Desk, Inc. (The), Class A* 1,095,027
1,190,404
Metals & Mining ( 0 .0%
†
):
3,507 Cleveland-Cliffs, Inc.* 32,966
1,867 Southern Copper Corp. 170,140
203,106
Oil, Gas & Consumable Fuels ( 0 .4% ):
2,894 Antero Midstream Corp. 43,670
2,408 Cheniere Energy, Inc. 517,407
630 Civitas Resources, Inc. 28,898
803 EQT Corp. 37,026
3,743 Hess Corp. 497,856
548 New Fortress Energy, Inc.^ 8,286
3,065 Permian Resources Corp. 44,075
4,567 Targa Resources Corp. 815,210
396 Texas Pacific Land Corp. 437,960
611 Viper Energy, Inc. 29,982
2,460,370
Paper & Forest Products ( 0 .0%
†
):
855 Louisiana-Pacific Corp. 88,535
Personal Care Products ( 0 .0%
†
):
1,075 elf Beauty, Inc.* 134,966
1,673 Estee Lauder Cos., Inc. (The) 125,442
260,408
Pharmaceuticals ( 3 .2% ):
16,794 Eli Lilly & Co. 12,964,968
2,150 Intra-Cellular Therapies, Inc.* 179,568
53,191 Merck & Co., Inc. 5,291,440
7,946 Zoetis, Inc. 1,294,642
19,730,618
Professional Services ( 0 .8% ):
8,001 Automatic Data Processing, Inc. 2,342,133
2,717 Booz Allen Hamilton Holding Corp. 349,678
2,288 Broadridge Financial Solutions, Inc. 517,294
322 Dayforce, Inc.* 23,390
493 Equifax, Inc. 125,641
262 KBR, Inc. 15,178
2,372 Paychex, Inc. 332,602
652 Paycom Software, Inc. 133,640
899 Paylocity Holding Corp.* 179,323
253 TransUnion 23,456
2,928 Verisk Analytics, Inc. 806,459
4,848,794
Real Estate Management & Development ( 0 .0%
†
):
336 Jones Lang LaSalle, Inc.* 85,055
Retail REITs ( 0 .0%
†
):
1,791 Simon Property Group, Inc. 308,428
Semiconductors & Semiconductor Equipment ( 16 .5% ):
22,287 Advanced Micro Devices, Inc.* 2,692,047
16,038 Applied Materials, Inc. 2,608,260
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
95,385 Broadcom, Inc. $ 22,114,058
2,888 Enphase Energy, Inc.* 198,348
3,117 Entegris, Inc. 308,770
2,819 KLA Corp. 1,776,308
26,888 Lam Research Corp. 1,942,120
2,320 Lattice Semiconductor Corp.* 131,428
1,370 Marvell Technology, Inc. 151,316
981 Monolithic Power Systems, Inc. 580,458
490,906 NVIDIA Corp. 65,923,767
288 Onto Innovation, Inc.* 48,001
21,940 QUALCOMM, Inc. 3,370,423
3,057 Teradyne, Inc. 384,937
2,345 Texas Instruments, Inc. 439,711
539 Universal Display Corp. 78,802
102,748,754
Software ( 18 .2% ):
9,300 Adobe, Inc.* 4,135,524
504 Appfolio, Inc., Class A* 124,347
5,537 AppLovin Corp., Class A* 1,793,047
3,323 Atlassian Corp., Class A* 808,752
4,538 Autodesk, Inc.* 1,341,297
2,815 Bentley Systems, Inc., Class B 131,460
584 BILL Holdings, Inc.* 49,471
5,709 Cadence Design Systems, Inc.* 1,715,326
4,950 Confluent, Inc., Class A* 138,402
1,414 Corpay, Inc.* 478,526
4,803 Crowdstrike Holdings, Inc., Class A* 1,643,394
6,268 Datadog, Inc., Class A* 895,634
4,187 DocuSign, Inc.* 376,579
1,860 DoubleVerify Holdings, Inc.* 35,731
1,738 Dropbox, Inc., Class A* 52,209
6,146 Dynatrace, Inc.* 334,035
1,632 Elastic NV* 161,699
426 Fair Isaac Corp.* 848,136
1,643 Five9, Inc.* 66,772
10,842 Fortinet, Inc.* 1,024,352
2,407 Gitlab, Inc., Class A* 135,634
756 Guidewire Software, Inc.* 127,446
2,424 HashiCorp, Inc., Class A* 82,925
1,022 HubSpot, Inc.* 712,099
5,728 Intuit, Inc. 3,600,048
1,272 Manhattan Associates, Inc.* 343,745
156,007 Microsoft Corp. 65,756,950
220 MicroStrategy, Inc.* 63,716
1,170 nCino, Inc.* 39,289
1,427 Nutanix, Inc., Class A* 87,304
32,948 Oracle Corp. 5,490,455
42,188 Palantir Technologies, Inc., Class A* 3,190,678
13,561 Palo Alto Networks, Inc.* 2,467,560
842 Pegasystems, Inc. 78,474
2,147 Procore Technologies, Inc.* 160,875
1,545 PTC, Inc.* 284,079
1,786 RingCentral, Inc., Class A* 62,528
16,438 Salesforce, Inc. 5,495,717
645 SentinelOne, Inc., Class A* 14,319
4,307 ServiceNow, Inc.* 4,565,937
2,672 Smartsheet, Inc., Class A* 149,712
3,192 Synopsys, Inc.* 1,549,269
2,254 Teradata Corp.* 70,212

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2024 .
Shares Value
Common Stocks, continued
Software, continued
767 Tyler Technologies, Inc.* $ 442,283
8,380 UiPath, Inc., Class A* 106,510
2,389 Unity Software, Inc.* 53,681
4,471 Workday, Inc., Class A* 1,153,652
1,907 Zscaler, Inc.* 344,042
112,783,832
Specialized REITs ( 0 .4% ):
9,784 American Tower Corp. 1,794,484
96 Equinix, Inc. 90,518
3,494 Iron Mountain, Inc. 367,254
503 Lamar Advertising Co., Class A 61,235
494 Public Storage 147,923
2,461,414
Specialty Retail ( 2 .1% ):
322 AutoZone, Inc.* 1,031,044
1,321 Burlington Stores, Inc.* 376,564
224 CarMax, Inc.* 18,314
770 Carvana Co.* 156,587
119 Dick's Sporting Goods, Inc. 27,232
985 Five Below, Inc.* 103,386
878 Floor & Decor Holdings, Inc., Class A* 87,537
16,604 Home Depot, Inc. (The) 6,458,790
398 Murphy USA, Inc. 199,697
1,113 O'Reilly Automotive, Inc.* 1,319,796
68 RH* 26,764
1,626 Ross Stores, Inc. 245,965
14,083 TJX Cos., Inc. (The) 1,701,367
11,370 Tractor Supply Co. 603,292
853 Ulta Beauty, Inc.* 370,995
2,526 Valvoline, Inc.* 91,391
1,496 Williams-Sonoma, Inc. 277,029
13,095,750
Technology Hardware, Storage & Peripherals ( 12 .3% ):
300,250 Apple, Inc. 75,188,605
897 Dell Technologies, Inc., Class C 103,370
4,925 HP, Inc. 160,703
1,980 NetApp, Inc. 229,839
Shares Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
5,502 Pure Storage, Inc., Class A* $ 337,988
10,684 Super Micro Computer, Inc.* 325,648
76,346,153
Textiles, Apparel & Luxury Goods ( 0 .5% ):
245 Crocs, Inc.* 26,835
3,181 Deckers Outdoor Corp.* 646,029
2,482 Lululemon Athletica, Inc.* 949,142
15,386 NIKE, Inc., Class B 1,164,258
353 Skechers USA, Inc., Class A* 23,736
2,810,000
Trading Companies & Distributors ( 0 .3% ):
2,498 Core & Main, Inc., Class A* 127,173
10,059 Fastenal Co. 723,343
285 Ferguson Enterprises, Inc. 49,467
366 SiteOne Landscape Supply, Inc.* 48,228
344 United Rentals, Inc. 242,327
795 W.W. Grainger, Inc. 837,970
2,028,508
Total Common Stocks (Cost $176,957,271) 616,760,592
Affiliated Investment Company ( 0 .0%
†
):
Money Market Funds ( 0 .0%
†
):
174,808 BlackRock Liquidity FedFund, Institutional Class ,
5.02%
+
(a)(b) 174,808
Total Affiliated Investment Company (Cost $174,808) 174,808
Unaffiliated Investment Company ( 0 .1% ):
Money Market Funds ( 0 .1% ):
431,731 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.33%(b) 431,731
Total Unaffiliated Investment Company (Cost $431,731) 431,731
Total Investment Securities
(Cost $ 177,563,810 ) — 99 .4% (c) 617,367,131
Net other assets (liabilities) — 0 .6% 3,609,811
Net Assets — 100.0% $ 620,976,942
* Non-income producing security.
+ Affiliated Securities
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of December 31, 2024. The total value of securities on loan as of December 31, 2024 was $170,508.
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2024.
(b) The rate represents the effective yield at December 31, 2024.
(c) See Federal Tax Information listed in the Notes to the Financial Statements.

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Futures Contracts
At December 31, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
NASDAQ 100 E-Mini March Futures (U.S. Dollar) 3/21/25 11 $ 4,669,830 $ (7,023)
$ (7,023)

AZL Russell 1000 Growth Index Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2024
Statement of Operations
For the Year Ended December 31, 2024
Assets:
Investments in non-affiliates, at cost $ 177,389,002
Investments in affiliates, at cost 174,808
aaa
aaa
Investments in non-affiliates, at value(a) $ 617,192,323
Investments in affiliates, at value 174,808
Deposit at broker for futures contracts collateral 69,980
Interest and dividends receivable 160,012
Receivable for investments sold 4,213,934
Prepaid expenses 3,039
Reclaims receivable 280
Total Assets 621,814,376
Liabilities:
Payable for capital shares redeemed 235,813
Payable for collateral received on loaned securities 174,808
Payable for variation margin on futures contracts 4,525
Management fees payable 189,692
Administration fees payable 18,582
Distribution fees payable 119,229
Custodian fees payable 7,835
Administrative and compliance services fees payable 2,814
Transfer agent fees payable 3,398
Trustee fees payable 5,889
Other accrued liabilities 74,849
Total Liabilities 837,434
Commitments and contingent liabilities^
Net Assets
$ 620,976,942
Net Assets Consist of:
Paid in capital $ 100,336,972
Total distributable earnings 520,639,970
Net Assets
$ 620,976,942
Class 1
Net Assets $ 74,958,991
Shares of beneficial interest (unlimited number of shares authorized, no par value) 12,950,567
Net Asset Value (offering and redemption price per share) $ 5.79
Class 2
Net Assets $ 546,017,951
Shares of beneficial interest (unlimited number of shares authorized, no par value) 32,406,575
Net Asset Value (offering and redemption price per share) $ 16.85
(a) Includes securities on loan of $170,508.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends $ 4,103,267
Interest 6,965
Income from securities lending 2,487
Foreign withholding tax (476)
Total Investment Income 4,112,243
Expenses:
Management fees 2,640,745
Administration fees 191,796
Distribution fees - Class 2 1,324,443
Custodian fees 24,513
Administrative and compliance services fees 11,144
Transfer agent fees 16,267
Trustee fees 32,820
Professional fees 36,474
Licensing fees 117,003
Shareholder reports 9,918
Other expenses 13,578
Total expenses before reductions 4,418,701
Less Management fees contractually waived (540,150)
Net expenses 3,878,551
Net Investment Income/(Loss)
233,692
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 82,046,774
Net realized gains/(losses) on futures contracts 799,566
Change in net unrealized appreciation/depreciation on securities and foreign currencies 84,793,720
Change in net unrealized appreciation/depreciation on futures contracts (86,604)
Net realized and Change in net unrealized gains/losses on
investments
167,553,456
Change in Net Assets Resulting From Operations
$ 167,787,148

AZL Russell 1000 Growth Index Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2024
For the
Year Ended
December 31, 2023
Change In Net Assets:
Operations:
Net investment income/(loss) $ 233,692 $ 1,829,662
Net realized gains/(losses) on investments 82,846,340 175,278,467
Change in unrealized appreciation/depreciation on investments 84,707,116 24,397,943
Change in net assets resulting from operations 167,787,148 201,506,072
Distributions to Shareholders:
Class 1 (36,963,525) (7,964,071)
Class 2 (140,281,648) (33,335,771)
Change in net assets resulting from distributions to shareholders (177,245,173) (41,299,842)
Capital Transactions:
Class 1
Proceeds from shares issued 225,637 72,533
Proceeds from dividends reinvested 36,963,525 7,964,071
Value of shares redeemed (8,528,146) (7,577,648)
Total Class 1 Shares 28,661,016 458,956
Class 2
Proceeds from shares issued 562,287 1,890,648
Proceeds from dividends reinvested 140,281,648 33,335,771
Value of shares redeemed (101,067,436) (334,718,950)
Total Class 2 Shares 39,776,499 (299,492,531)
Change in net assets resulting from capital transactions 68,437,515 (299,033,575)
Change in net assets 58,979,490 (138,827,345)
Net Assets:
Beginning of period 561,997,452 700,824,797
End of period $ 620,976,942 $ 561,997,452
Share Transactions:
Class 1
Shares issued 26,432 8,544
Dividends reinvested 6,922,008 1,006,836
Shares redeemed (1,058,560) (887,472)
Total Class 1 Shares 5,889,880 127,908
Class 2
Shares issued 29,998 124,573
Dividends reinvested 9,015,530 2,185,952
Shares redeemed (5,418,595) (23,213,745)
Total Class 2 Shares 3,626,933 (20,903,220)
Change in shares 9,516,813 (20,775,312)

AZL Russell 1000 Growth Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Class 1
Net Asset Value, Beginning of Period
$ 8.99  $ 7.29  $ 15.38  $ 14.68  $ 11.46
Investment Activities:
Net Investment Income/(Loss)(a) 0.02  0.05  0.06  0.05  0.07
Net Realized and Unrealized Gains/(Losses) on Investments 2.46  2.91  (4.46) 3.62  4.28
Total from Investment Activities 2.48  2.96  (4.40) 3.67  4.35
Distributions to Shareholders From:
Net Investment Income (0.10) (0.13) (0.08) (0.12) (0.15)
Net Realized Gains (5.58) (1.13) (3.61) (2.85) (0.98)
Total Dividends (5.68) (1.26) (3.69) (2.97) (1.13)
Net Asset Value, End of Period
$ 5.79  $ 8.99  $ 7.29  $ 15.38  $ 14.68
Total Return
(b) 32.87% 43.05% (29.45)% 27.14% 39.03%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 74,959  $ 63,501  $ 50,561  $ 80,919  $ 70,903
Net Investment Income/(Loss) 0.26% 0.53% 0.54% 0.31% 0.56%
Expenses Before Reductions(c) 0.52% 0.51% 0.50% 0.51% 0.52%
Expenses Net of Reductions 0.43% 0.42% 0.41% 0.42% 0.43%
Portfolio Turnover Rate(d) 11% 11% 12% 18% 22%
Class 2
Net Asset Value, Beginning of Period
$ 17.32  $ 13.09  $ 23.56  $ 21.11  $ 16.10
Investment Activities:
Net Investment Income/(Loss)(a) — (e) 0.05  0.05  0.01  0.06
Net Realized and Unrealized Gains/(Losses) on Investments 5.16  5.37  (6.90) 5.35  6.04
Total from Investment Activities 5.16  5.42  (6.85) 5.36  6.10
Distributions to Shareholders From:
Net Investment Income (0.05) (0.06) (0.01) (0.06) (0.11)
Net Realized Gains (5.58) (1.13) (3.61) (2.85) (0.98)
Total Dividends (5.63) (1.19) (3.62) (2.91) (1.09)
Net Asset Value, End of Period
$ 16.85  $ 17.32  $ 13.09  $ 23.56  $ 21.11
Total Return
(b) 32.45% 42.69% (29.59)% 26.87% 38.58%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 546,018  $ 498,497  $ 650,264  $ 1,036,843  $ 995,350
Net Investment Income/(Loss) 0.01% 0.30% 0.29% 0.06% 0.31%
Expenses Before Reductions(c) 0.77% 0.76% 0.75% 0.76% 0.77%
Expenses Net of Reductions 0.68% 0.67% 0.66% 0.67% 0.68%
Portfolio Turnover Rate(d) 11% 11% 12% 18% 22%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e) Represents less than $0.005.

AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements
December 31, 2024

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Russell 1000
Growth Index Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements
December 31, 2024

Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2024 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $245 during the year ended December 31, 2024. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $174,808 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2024. At December 31, 2024, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2024, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the year ended December 31, 2024, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December
31, 2024, the monthly average notional amount for long contracts was $3.6 million. There was no short contract activity during the period. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.

AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements
December 31, 2024

Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2024:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2024:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
For the year ended December 31, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.35% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2026. The annual rate due to the
Subadviser from the Manager is 0.015%.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the year ended December 31, 2024, there were no such waivers.
At December 31, 2024, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
– (7,023)
Futures Contracts Receivable for variation margin on futures contracts* $— Payable for variation margin on futures contracts* $7,023
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts”.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(799,566) 86,604
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 799,566 $ (86,60 4 )
Annual Rate* Annual Expense Limit
AZL Russell 1000 Growth Index Fund, Class 1 0.44% 0.59%
AZL Russell 1000 Growth Index Fund, Class 2 0.44% 0.84%
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
12/31/24
Shares
as of
12/31/24
Dividend
Income
Capital Gains
Distributions
BlackRock Liquidity FedFund ,
Institutional Class $ 82,560 $ 92,248
(a)
 $ —  $ —  $ — $ 174,808 174,808  $ 2,487
(b)
 $ —
(a) Represents net amount purchased (sold).
(b) All or portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of securities lending fees and collateral investment expenses, and other payments to and from borrowers of securities.

AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements
December 31, 2024

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and officer support services to the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements
December 31, 2024

The following is a summary of the valuation inputs used as of December 31, 2024 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2024 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Concentration Risk: The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.
Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Technology Sector Risk: Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 is $178,560,118. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 616,760,592 $ — $ — $ 616,760,592
Affiliated Investment Company 174,808 — — 174,808
Unaffiliated Investment Company 431,731 — — 431,731
Total Investment Securities 617,367,131 — — 617,367,131
Other Financial Instruments:
*
Futures Contracts (7,023) — — (7,023)
Total Investments $617,360,108 $— $— $617,360,108
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
Purchases Sales
AZL Russell 1000 Growth Index Fund $64,003,232 $174,061,567
Unrealized appreciation $442,857,888
Unrealized (depreciation) (4,050,875)
Net unrealized appreciation/(depreciation) $438,807,013

AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements
December 31, 2024

The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the
1940 Act. As of December 31, 2024, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 95% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
9. Segment Reporting
The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. Subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Russell 1000 Growth Index Fund $138,649,757 $38,595,416 $177,245,173
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Russell 1000 Growth Index Fund $2,565,011 $38,734,831 $41,299,842
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Russell 1000 Growth Index Fund $8,492,642 $73,340,327 $— $438,807,013 $520,639,982
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, investments in real estate investment trusts, straddles and other miscellaneous differences.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL Russell 1000 Growth Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL Russell 1000 Growth Index Fund (one of the funds constituting Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended
December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2024, 3.63% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2024, the Fund declared net short-term capital gain distributions of $136,817,925.
During the year ended December 31, 2024, the Fund declared net long-term capital gain distributions of $38,595,416.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Approval of Investment Advisory and Subadvisory Agreements
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (together, the
“Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”).
As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2026 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the
Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b)
Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b-1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and
relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2024. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 4 and 11, 2024, and September 24, 2024, as well as in various other meetings preceding those meetings. Accordingly, the Advisory Contracts were approved by the Board at an in-person meeting on September 24, 2024. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2026.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers . The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers . In connection with every quarterly Board meeting, as well as the summer and fall 2024 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 4 and 11, 2024, and
September 24, 2024, the Manager reported that for the one-year period ended December 31, 2023, six Funds were in the top 40%, four were in the middle 20%, and five were in the bottom 40% of their respective Lipper peer groups. For the three-year period ended December 31, 2023, eight Funds were in the top 40%, three were in the middle 20% and four were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2023, six Funds were in the top 40%, two were in the middle 20%, and seven were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Two Funds, the AZL Enhanced Bond Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The
Board had previously met with the portfolio managers of the AZL Government Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective Subadvisers. The Board also considered the impact of recoupment of previously waived fees and of low short-term interest rates on the performance of the AZL Government Money Market Fund during the periods measured.
The Board considered that the AZL Russell Value 1000 Index Fund, which was in the bottom 40% of its Lipper peer group for the three- and five-year periods, had shown improved relative performance in more recent periods.

At the Board meeting held September 24, 2024, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2024.
Thus, at the Board meeting held September 24, 2024, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds. The Manager supplied information to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account.
The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the
“actual” advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 14 Funds reviewed by the Board in the summer and fall of 2024, 13 Funds paid “actual” advisory fees in a percentage amount within the 65th percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2023 for the 14 Funds was as follows: (1) 13 of the Funds had management fee rankings at or below the 65th percentile (with 9 Funds at or below the 50th percentile); and (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category. The Board noted that it had previously considered and approved a temporary reduction in the AZL MSCI Global Equity Index Fund’s management fee, which is in effect through at least April 30, 2026. In addition, the Board also considered that the AZL Enhanced Bond Index Fund ranked at the 63rd percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b-1 fee paid by the Funds, and other
Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2021 through 2023. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2024, were approximately $14.2 billion, including assets of affiliated investing funds, and that no single Fund had assets in excess of approximately $3.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

ANNRPT1224 02/25
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Russell 1000 Value Index Fund
Annual Financial Statements and Other Information
December 31, 2024

AZL® Russell 1000 Value Index Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Approval of Investment Advisory and Subadvisory Agreements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks (99.5%):
Aerospace & Defense (2.7%):
15,396 Boeing Co. (The)* $ 2,725,092
1,861 BWX Technologies, Inc. 207,297
1,000 Curtiss-Wright Corp. 354,870
7,084 General Dynamics Corp. 1,866,563
2,299 Hexcel Corp. 144,147
9,968 Howmet Aerospace, Inc. 1,090,200
1,024 Huntington Ingalls Industries, Inc. 193,505
4,927 L3Harris Technologies, Inc. 1,036,050
3,767 Lockheed Martin Corp. 1,830,536
3,591 Northrop Grumman Corp. 1,685,220
34,613 RTX Corp. 4,005,416
2,649 Spirit AeroSystems Holdings, Inc., Class A* 90,278
4,828 Textron, Inc. 369,294
1,130 TransDigm Group, Inc. 1,432,027
1,536 Woodward, Inc. 255,621
17,286,116
Air Freight & Logistics (0.8%):
2,995 CH Robinson Worldwide, Inc. 309,443
3,122 Expeditors International of Washington, Inc. 345,824
5,863 FedEx Corp. 1,649,438
3,262 GXO Logistics, Inc.* 141,897
18,975 United Parcel Service, Inc., Class B 2,392,748
4,839,350
Automobile Components (0.2%):
6,938 Aptiv plc* 419,610
5,790 BorgWarner, Inc. 184,064
5,785 Gentex Corp. 166,203
1,569 Lear Corp. 148,584
9,262 QuantumScape Corp.* 48,070
966,531
Automobiles (0.5%):
101,633 Ford Motor Co. 1,006,167
28,461 General Motors Co. 1,516,118
3,223 Harley-Davidson, Inc. 97,109
25,457 Lucid Group, Inc.*^ 76,880
21,074 Rivian Automotive, Inc., Class A*^ 280,284
1,413 Thor Industries, Inc. 135,238
3,111,796
Banks (7.5%):
173,352 Bank of America Corp. 7,618,820
2,607 Bank OZK 116,090
589 BOK Financial Corp. 62,699
49,268 Citigroup, Inc. 3,467,974
11,792 Citizens Financial Group, Inc. 516,018
5,468 Columbia Banking System, Inc. 147,691
3,552 Comerica, Inc. 219,691
3,313 Commerce Bancshares, Inc. 206,433
1,487 Cullen/Frost Bankers, Inc. 199,630
3,622 East West Bancorp, Inc. 346,843
17,595 Fifth Third Bancorp 743,917
313 First Citizens BancShares, Inc., Class A 661,375
3,683 First Hawaiian, Inc. 95,574
13,995 First Horizon Corp. 281,859
9,623 FNB Corp. 142,228
37,556 Huntington Bancshares, Inc. 611,036
Shares Value
Common Stocks, continued
Banks, continued
73,141 JPMorgan Chase & Co. $ 17,532,629
24,501 KeyCorp 419,947
4,289 M&T Bank Corp. 806,375
1,938 Pinnacle Financial Partners, Inc. 221,688
10,383 PNC Financial Services Group, Inc. (The) 2,002,362
1,778 Popular, Inc. 167,239
2,472 Prosperity Bancshares, Inc. 186,265
23,833 Regions Financial Corp. 560,552
3,609 Synovus Financial Corp. 184,889
690 TFS Financial Corp. 8,666
34,737 Truist Financial Corp. 1,506,891
40,726 US Bancorp 1,947,925
4,351 Webster Financial Corp. 240,262
86,736 Wells Fargo & Co. 6,092,337
2,744 Western Alliance Bancorp 229,234
1,704 Wintrust Financial Corp. 212,506
3,850 Zions Bancorp NA 208,862
47,966,507
Beverages (1.0%):
201 Boston Beer Co., Inc. (The), Class A* 60,296
1,353 Brown-Forman Corp., Class A 50,994
4,345 Brown-Forman Corp., Class B 165,023
43,095 Coca-Cola Co. (The) 2,683,095
164 Coca-Cola Consolidated, Inc. 206,638
4,133 Constellation Brands, Inc., Class A 913,393
28,898 Keurig Dr Pepper, Inc. 928,204
4,499 Molson Coors Beverage Co., Class B 257,883
3,815 Monster Beverage Corp.* 200,516
7,546 PepsiCo, Inc. 1,147,445
6,613,487
Biotechnology (2.2%):
26,196 AbbVie, Inc. 4,655,029
393 Alnylam Pharmaceuticals, Inc.* 92,477
3,112 Amgen, Inc. 811,112
3,727 Biogen, Inc.* 569,933
4,959 BioMarin Pharmaceutical, Inc.* 325,955
3,068 Exact Sciences Corp.* 172,391
855 Exelixis, Inc.* 28,471
32,487 Gilead Sciences, Inc. 3,000,824
562 GRAIL, Inc.*^ 10,032
4,033 Incyte Corp.* 278,559
101 Ionis Pharmaceuticals, Inc.* 3,531
8,362 Moderna, Inc.* 347,692
2,484 Regeneron Pharmaceuticals, Inc.* 1,769,428
9,741 Roivant Sciences, Ltd.* 115,236
1,157 United Therapeutics Corp.* 408,236
3,382 Vertex Pharmaceuticals, Inc.* 1,361,931
13,950,837
Broadline Retail (0.2%):
85 Dillard's, Inc., Class A^ 36,698
12,456 eBay, Inc. 771,649
1,125 Etsy, Inc.* 59,501
3,178 Kohl's Corp. 44,619
7,440 Macy's, Inc. 125,959
2,780 Nordstrom, Inc. 67,137

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Broadline Retail, continued
1,694 Ollie's Bargain Outlet Holdings, Inc.* $ 185,883
1,291,446
Building Products (1.1%):
3,166 A O Smith Corp. 215,953
1,147 Advanced Drainage Systems, Inc. 132,593
2,285 Allegion plc 298,604
736 Armstrong World Industries, Inc. 104,019
1,189 AZEK Co., Inc. (The)* 56,442
2,671 Builders FirstSource, Inc.* 381,766
1,000 Carlisle Cos., Inc. 368,840
21,918 Carrier Global Corp. 1,496,123
3,178 Fortune Brands Innovations, Inc. 217,153
2,751 Hayward Holdings, Inc.* 42,063
17,483 Johnson Controls International plc 1,379,933
5,606 Masco Corp. 406,827
2,280 Owens Corning 388,329
959 Simpson Manufacturing Co., Inc. 159,031
3,912 Trane Technologies plc 1,444,897
7,092,573
Capital Markets (5.4%):
779 Affiliated Managers Group, Inc. 144,053
245 Ameriprise Financial, Inc. 130,445
19,131 Bank of New York Mellon Corp. (The) 1,469,835
3,843 BlackR ock, Inc.
+
3,939,498
5,552 Carlyle Group, Inc. (The) 280,321
2,733 Cboe Global Markets, Inc. 534,028
34,933 Charles Schwab Corp. (The) 2,585,391
9,337 CME Group, Inc. 2,168,332
814 Coinbase Global, Inc., Class A* 202,116
967 Evercore, Inc. 268,043
636 FactSet Research Systems, Inc. 305,458
7,920 Franklin Resources, Inc. 160,697
5,840 Goldman Sachs Group, Inc. (The) 3,344,101
1,269 Houlihan Lokey, Inc. 220,375
2,749 Interactive Brokers Group, Inc. 485,666
14,744 Intercontinental Exchange, Inc. 2,197,003
9,678 Invesco, Ltd. 169,171
3,578 Janus Henderson Group plc 152,172
3,263 Jefferies Financial Group, Inc. 255,819
12,551 KKR & Co., Inc. 1,856,418
953 MarketAxess Holdings, Inc. 215,416
28,435 Morgan Stanley 3,574,848
831 MSCI, Inc. 498,608
10,625 Nasdaq, Inc. 821,419
5,200 Northern Trust Corp. 533,000
4,785 Raymond James Financial, Inc. 743,254
17,471 Robinhood Markets, Inc., Class A* 650,970
8,146 S&P Global, Inc. 4,056,952
2,529 SEI Investments Co. 208,592
7,619 State Street Corp. 747,805
2,626 Stifel Financial Corp. 278,566
5,746 T. Rowe Price Group, Inc. 649,815
1,557 TPG, Inc. 97,842
1,800 Tradeweb Markets, Inc., Class A 235,656
2,414 Virtu Financial, Inc., Class A 86,132
9,471 XP, Inc., Class A 112,231
34,380,048
Shares Value
Common Stocks, continued
Chemicals (2.2%):
5,755 Air Products and Chemicals, Inc. $ 1,669,180
3,008 Albemarle Corp. 258,929
1,382 Ashland, Inc. 98,758
6,006 Axalta Coating Systems, Ltd.* 205,525
2,141 Celanese Corp. 148,179
4,489 CF Industries Holdings, Inc. 383,001
3,495 Chemours Co. (The) 59,066
18,046 Corteva, Inc. 1,027,900
18,377 Dow, Inc. 737,469
10,891 DuPont de Nemours, Inc. 830,439
3,066 Eastman Chemical Co. 279,987
832 Ecolab, Inc. 194,954
6,220 Element Solutions, Inc. 158,175
3,310 FMC Corp. 160,899
4,149 Huntsman Corp. 74,806
6,714 International Flavors & Fragrances, Inc. 567,669
12,507 Linde plc 5,236,306
6,789 LyondellBasell Industries NV, Class A 504,219
8,149 Mosaic Co. (The) 200,302
171 NewMarket Corp. 90,348
3,319 Olin Corp. 112,182
6,022 PPG Industries, Inc. 719,328
2,579 RPM International, Inc. 317,372
1,180 Scotts Miracle-Gro Co. (The) 78,281
526 Sherwin-Williams Co. (The) 178,803
893 Westlake Corp. 102,382
14,394,459
Commercial Services & Supplies (0.4%):
492 Cintas Corp. 89,888
1,331 Clean Harbors, Inc.* 306,316
1,649 Copart, Inc.* 94,636
935 MSA Safety, Inc. 154,995
4,851 RB Global, Inc. 437,609
5,316 Republic Services, Inc. 1,069,473
5,397 Tetra Tech, Inc. 215,016
3,595 Veralto Corp. 366,151
3,911 Vestis Corp. 59,604
2,793,688
Communications Equipment (1.3%):
3,694 Ciena Corp.* 313,288
103,910 Cisco Systems, Inc. 6,151,472
1,530 F5, Inc.* 384,749
8,409 Juniper Networks, Inc. 314,917
1,727 Lumentum Holdings, Inc.* 144,982
2,263 Motorola Solutions, Inc. 1,046,026
6,406 Sirius XM Holdings, Inc. 146,057
15 Ubiquiti, Inc. 4,979
8,506,470
Construction & Engineering (0.4%):
3,581 AECOM 382,523
5,759 API Group Corp.* 207,151
736 EMCOR Group, Inc. 334,070
1,387 Everus Construction Group, Inc.* 91,195
1,593 MasTec, Inc.* 216,871
5,550 MDU Resources Group, Inc. 100,011
2,599 Quanta Services, Inc. 821,414
497 Valmont Industries, Inc. 152,415

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
3,551 WillScot Holdings Corp.* $ 118,781
2,424,431
Construction Materials (0.5%):
17,808 CRH plc 1,647,596
230 Eagle Materials, Inc. 56,755
1,497 Martin Marietta Materials, Inc. 773,200
2,578 Vulcan Materials Co. 663,139
3,140,690
Consumer Finance (1.1%):
6,050 Ally Financial, Inc. 217,860
9,129 American Express Co. 2,709,396
9,882 Capital One Financial Corp. 1,762,158
6,542 Discover Financial Services 1,133,271
2,813 OneMain Holdings, Inc. 146,642
6,063 SLM Corp. 167,217
22,377 SoFi Technologies, Inc.*^ 344,606
10,342 Synchrony Financial 672,230
7,153,380
Consumer Staples Distribution & Retail (2.4%):
11,243 Albertsons Cos., Inc., Class A 220,813
799 Casey's General Stores, Inc. 316,588
5,681 Dollar General Corp. 430,733
5,184 Dollar Tree, Inc.* 388,489
2,935 Grocery Outlet Holding Corp.* 45,815
17,361 Kroger Co. (The) 1,061,625
4,309 Maplebear, Inc.* 178,479
3,382 Performance Food Group Co.* 285,948
4,995 Sysco Corp. 381,918
12,034 Target Corp. 1,626,756
6,038 US Foods Holding Corp.* 407,324
17,976 Walgreens Boots Alliance, Inc. 167,716
112,983 Walmart, Inc. 10,208,014
15,720,218
Containers & Packaging (0.6%):
37,694 Amcor plc 354,700
1,708 AptarGroup, Inc. 268,327
1,293 Avery Dennison Corp. 241,959
7,680 Ball Corp. 423,398
2,889 Berry Global Group, Inc. 186,832
3,172 Crown Holdings, Inc. 262,293
7,779 Graphic Packaging Holding Co. 211,278
9,213 International Paper Co. 495,844
2,278 Packaging Corp. of America 512,846
2,432 Sealed Air Corp. 82,274
2,133 Silgan Holdings, Inc. 111,023
13,546 Smurfit WestRock plc 729,587
2,722 Sonoco Products Co. 132,970
4,013,331
Distributors (0.1%):
3,569 Genuine Parts Co. 416,716
6,904 LKQ Corp. 253,722
670,438
Diversified Consumer Services (0.1%):
7,509 ADT, Inc. 51,887
Shares Value
Common Stocks, continued
Diversified Consumer Services, continued
1,306 Bright Horizons Family Solutions, Inc.* $ 144,770
461 Grand Canyon Education, Inc.* 75,512
3,105 H&R Block, Inc. 164,068
3,697 Service Corp. International 295,095
731,332
Diversified REITs (0.0%
†
):
5,688 WP Carey, Inc. 309,882
Diversified Telecommunication Services (1.4%):
186,871 AT&T, Inc. 4,255,053
6,239 Frontier Communications Parent, Inc.* 216,493
5,506 GCI Liberty, Inc.* —
3,027 Iridium Communications, Inc. 87,843
4,610 Liberty Global, Ltd., Class A* 58,824
3,840 Liberty Global, Ltd., Class C* 50,458
109,697 Verizon Communications, Inc. 4,386,783
9,055,454
Electric Utilities (3.0%):
6,776 Alliant Energy Corp. 400,733
13,614 American Electric Power Co., Inc. 1,255,619
6,922 Constellation Energy Corp. 1,548,521
20,083 Duke Energy Corp. 2,163,742
9,865 Edison International 787,622
10,946 Entergy Corp. 829,926
5,865 Evergy, Inc. 360,991
9,121 Eversource Energy 523,819
26,267 Exelon Corp. 988,690
14,954 FirstEnergy Corp. 594,870
1,398 IDACORP, Inc. 152,773
53,525 NextEra Energy, Inc. 3,837,207
3,266 NRG Energy, Inc. 294,658
5,461 OGE Energy Corp. 225,266
55,378 PG&E Corp. 1,117,528
2,928 Pinnacle West Capital Corp. 248,207
19,264 PPL Corp. 625,309
28,383 Southern Co. (The) 2,336,489
14,534 Xcel Energy, Inc. 981,336
19,273,306
Electrical Equipment (1.7%):
787 Acuity Brands, Inc. 229,906
6,061 AMETEK, Inc. 1,092,556
10,273 Eaton Corp. plc 3,409,301
14,825 Emerson Electric Co. 1,837,262
7,081 GE Vernova, Inc. 2,329,153
835 Generac Holdings, Inc.* 129,467
1,388 Hubbell, Inc. 581,419
4,271 nVent Electric plc 291,111
1,726 Regal Rexnord Corp. 267,755
2,740 Rockwell Automation, Inc. 783,065
3,967 Sensata Technologies Holding plc 108,696
11,059,691
Electronic Equipment, Instruments & Components (1.0%):
12,811 Amphenol Corp., Class A 889,724
1,441 Arrow Electronics, Inc.* 163,006
2,495 Avnet, Inc. 130,538
1,763 CDW Corp. 306,833

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
4,519 Cognex Corp. $ 162,051
3,193 Coherent Corp.* 302,473
19,922 Corning, Inc. 946,693
1,375 Crane NXT Co. 80,053
785 IPG Photonics Corp.* 57,085
2,582 Jabil, Inc. 371,550
4,568 Keysight Technologies, Inc.* 733,758
638 Littelfuse, Inc. 150,345
1,872 TD SYNNEX Corp. 219,548
1,212 Teledyne Technologies, Inc.* 562,526
6,424 Trimble, Inc.* 453,920
4,292 Vontier Corp. 156,529
1,060 Zebra Technologies Corp.* 409,393
6,096,025
Energy Equipment & Services (0.6%):
26,166 Baker Hughes Co. 1,073,329
23,166 Halliburton Co. 629,884
10,944 NOV, Inc. 159,783
36,742 Schlumberger NV 1,408,688
11,084 TechnipFMC plc 320,771
3,592,455
Entertainment (1.4%):
6,913 Electronic Arts, Inc. 1,011,372
334 Liberty Media Corp.-Liberty Formula One, Class A* 28,069
3,507 Liberty Media Corp.-Liberty Formula One, Class C* 324,959
512 Liberty Media Corp.-Liberty Live, Class A* 34,079
1,080 Liberty Media Corp.-Liberty Live, Class C* 73,505
430 Madison Square Garden Sports Corp.* 97,042
2,740 Roku, Inc.* 203,692
4,529 Take-Two Interactive Software, Inc.* 833,698
1,739 TKO Group Holdings, Inc.* 247,129
47,274 Walt Disney Co. (The) 5,263,960
63,335 Warner Bros Discovery, Inc.* 669,451
8,786,956
Financial Services (4.8%):
6,744 Affirm Holdings, Inc.* 410,709
3,485 Apollo Global Management, Inc. 575,583
47,649 Berkshire Hathaway, Inc., Class B* 21,598,339
8,377 Block, Inc.* 711,961
1,201 Euronet Worldwide, Inc.* 123,511
14,212 Fidelity National Information Services, Inc. 1,147,903
10,054 Fiserv, Inc.* 2,065,293
6,692 Global Payments, Inc. 749,905
1,904 Jack Henry & Associates, Inc. 333,771
6,620 MGIC Investment Corp. 156,960
26,101 PayPal Holdings, Inc.* 2,227,720
2,385 Rocket Cos., Inc., Class A* 26,855
2,649 Voya Financial, Inc. 182,331
6,778 Western Union Co. (The) 71,847
955 WEX, Inc.* 167,431
30,550,119
Food Products (1.4%):
12,467 Archer-Daniels-Midland Co. 629,833
3,714 Bunge Global SA 288,801
12,642 Conagra Brands, Inc. 350,815
4,369 Darling Ingredients, Inc.* 147,192
Shares Value
Common Stocks, continued
Food Products, continued
5,027 Flowers Foods, Inc. $ 103,858
776 Freshpet, Inc.* 114,933
14,560 General Mills, Inc. 928,491
3,221 Hershey Co. (The) 545,476
7,410 Hormel Foods Corp. 232,452
1,677 Ingredion, Inc. 230,688
2,695 JM Smucker Co. (The) 296,773
6,791 Kellanova 549,867
22,923 Kraft Heinz Co. (The) 703,965
2,450 Lamb Weston Holdings, Inc. 163,733
6,491 McCormick & Co., Inc. 494,874
34,857 Mondelez International, Inc., Class A 2,082,009
925 Pilgrim's Pride Corp.* 41,986
1,358 Post Holdings, Inc.* 155,437
7 Seaboard Corp. 17,008
5,237 The Campbell's Company 219,325
7,179 Tyson Foods, Inc., Class A 412,362
8,709,878
Gas Utilities (0.1%):
3,893 Atmos Energy Corp. 542,178
2,532 National Fuel Gas Co. 153,642
5,832 UGI Corp. 164,637
860,457
Ground Transportation (1.0%):
283 Avis Budget Group, Inc.* 22,813
50,168 CSX Corp. 1,618,921
2,082 JB Hunt Transport Services, Inc. 355,314
3,994 Knight-Swift Transportation Holdings, Inc. 211,842
989 Landstar System, Inc. 169,970
3,120 Lyft, Inc., Class A* 40,248
5,867 Norfolk Southern Corp. 1,376,985
1,070 Ryder System, Inc. 167,840
306 Saia, Inc.* 139,453
1,105 Schneider National, Inc., Class B 32,354
1,396 U-Haul Holding Co. 89,414
8,315 Union Pacific Corp. 1,896,153
6,121,307
Health Care Equipment & Supplies (3.3%):
45,025 Abbott Laboratories 5,092,778
777 Align Technology, Inc.* 162,012
13,604 Baxter International, Inc. 396,693
7,506 Becton Dickinson & Co. 1,702,886
38,233 Boston Scientific Corp.* 3,414,972
5,013 Cooper Cos., Inc. (The)* 460,845
5,752 DENTSPLY SIRONA, Inc. 109,173
12,647 Edwards Lifesciences Corp.* 936,257
1,388 Enovis Corp.* 60,905
4,016 Envista Holdings Corp.* 77,469
10,504 GE HealthCare Technologies, Inc. 821,203
2,864 Globus Medical, Inc.* 236,881
5,936 Hologic, Inc.* 427,926
571 Masimo Corp.* 94,386
33,408 Medtronic plc 2,668,631
1,288 QuidelOrtho Corp.* 57,380
2,765 ResMed, Inc. 632,328
2,564 STERIS plc 527,056
6,611 Stryker Corp. 2,380,291

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,222 Teleflex, Inc. $ 217,492
5,316 Zimmer Biomet Holdings, Inc. 561,529
21,039,093
Health Care Providers & Services (3.6%):
2,388 Acadia Healthcare Co., Inc.* 94,684
939 Amedisys, Inc.* 85,252
2,569 Cardinal Health, Inc. 303,836
13,133 Centene Corp.* 795,597
334 Chemed Corp. 176,953
6,468 Cigna Group (The) 1,786,073
32,947 CVS Health Corp. 1,478,991
5,070 Elevance Health, Inc. 1,870,323
2,647 Encompass Health Corp. 244,450
3,638 HCA Healthcare, Inc. 1,091,946
3,258 Henry Schein, Inc.* 225,454
3,163 Humana, Inc. 802,485
2,162 Labcorp Holdings, Inc. 495,790
1,929 McKesson Corp. 1,099,356
596 Molina Healthcare, Inc.* 173,466
2,324 Premier, Inc., Class A 49,269
2,826 Quest Diagnostics, Inc. 426,330
3,574 Solventum Corp.* 236,098
2,434 Tenet Healthcare Corp.* 307,244
22,312 UnitedHealth Group, Inc. 11,286,748
1,514 Universal Health Services, Inc., Class B 271,642
23,301,987
Health Care REITs (0.5%):
10,089 Healthcare Realty Trust, Inc. 171,009
17,864 Healthpeak Properties, Inc. 362,103
17,159 Medical Properties Trust, Inc.^ 67,778
6,643 Omega Healthcare Investors, Inc. 251,438
10,562 Ventas, Inc. 621,996
16,041 Welltower, Inc. 2,021,647
3,495,971
Health Care Technology (0.0%
†
):
1,478 Certara, Inc.* 15,741
3,058 Doximity, Inc., Class A* 163,266
179,007
Hotel & Resort REITs (0.1%):
18,222 Host Hotels & Resorts, Inc. 319,249
5,069 Park Hotels & Resorts, Inc. 71,321
390,570
Hotels, Restaurants & Leisure (2.0%):
6,668 Aramark 248,783
53 Booking Holdings, Inc. 263,326
1,796 Boyd Gaming Corp. 130,282
5,505 Caesars Entertainment, Inc.* 183,977
25,729 Carnival Corp.* 641,167
1,442 Darden Restaurants, Inc. 269,207
581 Domino's Pizza, Inc. 243,880
1,109 DoorDash, Inc., Class A* 186,035
1,539 Dutch Bros, Inc., Class A* 80,613
3,036 Hilton Worldwide Holdings, Inc. 750,378
1,041 Hyatt Hotels Corp., Class A 163,416
5,960 Marriott International, Inc., Class A 1,662,482
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
927 Marriott Vacations Worldwide Corp. $ 83,245
17,556 McDonald's Corp. 5,089,309
6,238 MGM Resorts International* 216,147
3,688 Penn Entertainment, Inc.* 73,096
989 Planet Fitness, Inc., Class A* 97,782
3,998 Royal Caribbean Cruises, Ltd. 922,299
194 Seaport Entertainment Group, Inc.* 5,422
6,595 Starbucks Corp. 601,794
1,387 Travel + Leisure Co. 69,974
169 Vail Resorts, Inc. 31,679
2,435 Wendy's Co. (The) 39,690
1,776 Wyndham Hotels & Resorts, Inc. 179,003
2,438 Wynn Resorts, Ltd. 210,058
4,529 Yum! Brands, Inc. 607,611
13,050,655
Household Durables (0.8%):
7,593 D.R. Horton, Inc. 1,061,653
3,995 Garmin, Ltd. 824,009
4,046 Leggett & Platt, Inc. 38,842
6,120 Lennar Corp., Class A 834,584
245 Lennar Corp., Class B 32,377
1,345 Mohawk Industries, Inc.* 160,230
10,966 Newell Brands, Inc. 109,221
73 NVR, Inc.* 597,060
5,360 PulteGroup, Inc. 583,704
1,475 SharkNinja, Inc.* 143,606
2,602 Toll Brothers, Inc. 327,722
759 TopBuild Corp.* 236,307
1,348 Whirlpool Corp. 154,319
5,103,634
Household Products (1.7%):
3,429 BJ's Wholesale Club Holdings, Inc.* 306,381
6,386 Church & Dwight Co., Inc. 668,678
9,566 Colgate-Palmolive Co. 869,645
5,219 Kimberly-Clark Corp. 683,898
47,727 Procter & Gamble Co. (The) 8,001,431
1,638 Reynolds Consumer Products, Inc. 44,210
673 Spectrum Brands Holdings, Inc. 56,862
10,631,105
Independent Power and Renewable Electricity Producers
(0.1%):
18,634 AES Corp. (The) 239,820
3,361 Brookfield Renewable Corp. * 92,965
1,184 Clearway Energy, Inc., Class A 28,949
2,013 Clearway Energy, Inc., Class C 52,338
414,072
Industrial Conglomerates (1.3%):
11,523 3M Co. 1,487,504
21,996 General Electric Co. 3,668,713
14,334 Honeywell International, Inc. 3,237,907
8,394,124
Industrial REITs (0.6%):
7,576 Americold Realty Trust, Inc. 162,126
1,250 EastGroup Properties, Inc. 200,612
3,560 First Industrial Realty Trust, Inc. 178,463

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Industrial REITs, continued
1,660 Lineage, Inc. $ 97,226
24,021 Prologis, Inc. 2,539,020
5,569 Rexford Industrial Realty, Inc. 215,298
5,029 STAG Industrial, Inc. 170,081
3,562,826
Insurance (4.1%):
14,479 Aflac, Inc. 1,497,708
5,734 Allstate Corp. (The) 1,105,458
1,945 American Financial Group, Inc. 266,329
16,978 American International Group, Inc. 1,235,998
5,107 Aon plc, Class A 1,834,230
9,431 Arch Capital Group, Ltd. 870,953
5,959 Arthur J. Gallagher & Co. 1,691,462
1,338 Assurant, Inc. 285,288
1,473 Assured Guaranty, Ltd. 132,585
2,158 Axis Capital Holdings, Ltd. 191,242
1,632 Brighthouse Financial, Inc.* 78,401
3,527 Brown & Brown, Inc. 359,824
10,531 Chubb, Ltd. 2,909,715
3,972 Cincinnati Financial Corp. 570,776
546 CNA Financial Corp. 26,410
949 Everest Group, Ltd. 343,975
6,893 Fidelity National Financial, Inc. 386,973
2,628 First American Financial Corp. 164,092
2,278 Globe Life, Inc. 254,043
948 Hanover Insurance Group, Inc. (The) 146,618
7,539 Hartford Financial Services Group, Inc. (The) 824,767
1,557 Kemper Corp. 103,447
4,278 Lincoln National Corp. 135,655
4,550 Loews Corp. 385,339
248 Markel Group, Inc.* 428,105
11,075 Marsh & McLennan Cos., Inc. 2,352,441
15,292 MetLife, Inc. 1,252,109
6,423 Old Republic International Corp. 232,448
887 Primerica, Inc. 240,750
5,991 Principal Financial Group, Inc. 463,763
2,388 Progressive Corp. (The) 572,189
9,315 Prudential Financial, Inc. 1,104,107
1,733 Reinsurance Group of America, Inc. 370,221
1,364 RenaissanceRe Holdings, Ltd. 339,377
932 RLI Corp. 153,622
5,919 Travelers Cos., Inc. (The) 1,425,828
4,638 Unum Group 338,713
7,587 W R Berkley Corp. 443,991
65 White Mountains Insurance Group, Ltd. 126,429
2,634 Willis Towers Watson plc 825,074
26,470,455
Interactive Media & Services (0.1%):
1,990 IAC, Inc.* 85,849
6,799 Match Group, Inc.* 222,395
3,372 TripAdvisor, Inc.* 49,805
8,673 ZoomInfo Technologies, Inc.* 91,153
449,202
IT Services (2.2%):
16,334 Accenture plc, Class A 5,746,138
3,788 Akamai Technologies, Inc.* 362,322
2,957 Amdocs, Ltd. 251,759
Shares Value
Common Stocks, continued
IT Services, continued
13,025 Cognizant Technology Solutions Corp., Class A $ 1,001,623
4,606 DXC Technology Co.* 92,028
1,342 EPAM Systems, Inc.* 313,786
290 Globant SA* 62,182
23,880 International Business Machines Corp. 5,249,540
5,715 Kyndryl Holdings, Inc.* 197,739
2,376 Okta, Inc.* 187,229
3,192 Twilio, Inc., Class A* 344,991
2,033 VeriSign, Inc.* 420,750
14,230,087
Leisure Products (0.1%):
1,688 Brunswick Corp. 109,180
487 Hasbro, Inc. 27,228
8,468 Mattel, Inc.* 150,138
1,471 Polaris, Inc. 84,759
1,662 YETI Holdings, Inc.* 64,003
435,308
Life Sciences Tools & Services (2.3%):
7,563 Agilent Technologies, Inc. 1,016,013
18,080 Avantor, Inc.* 380,946
1,511 Azenta, Inc.* 75,550
537 Bio-Rad Laboratories, Inc., Class A* 176,410
4,025 Bio-Techne Corp. 289,921
1,067 Bruker Corp. 62,548
1,313 Charles River Laboratories International, Inc.* 242,380
16,802 Danaher Corp. 3,856,899
2,568 Fortrea Holdings, Inc.* 47,893
4,140 Illumina, Inc.* 553,228
4,159 IQVIA Holdings, Inc.* 817,285
543 Mettler-Toledo International, Inc.* 664,458
5,708 QIAGEN NV, ADR* 254,177
1,195 Repligen Corp.* 172,008
3,253 Revvity, Inc. 363,067
3,490 Sotera Health Co.* 47,743
9,941 Thermo Fisher Scientific, Inc. 5,171,607
585 Waters Corp.* 217,023
730 West Pharmaceutical Services, Inc. 239,119
14,648,275
Machinery (3.6%):
1,730 AGCO Corp. 161,720
2,254 Allison Transmission Holdings, Inc. 243,567
10,921 Caterpillar, Inc. 3,961,702
24,264 CNH Industrial NV 274,911
1,245 Crane Co. 188,929
3,547 Cummins, Inc. 1,236,484
6,551 Deere & Co. 2,775,659
3,063 Donaldson Co., Inc. 206,293
3,596 Dover Corp. 674,610
1,417 Esab Corp. 169,955
3,311 Flowserve Corp. 190,449
9,231 Fortive Corp. 692,325
3,953 Gates Industrial Corp. plc* 81,313
4,405 Graco, Inc. 371,297
1,964 IDEX Corp. 411,046
4,754 Illinois Tool Works, Inc. 1,205,424
10,595 Ingersoll Rand, Inc. 958,424
2,155 ITT, Inc. 307,906

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Machinery, continued
1,006 Lincoln Electric Holdings, Inc. $ 188,595
1,341 Middleby Corp. (The)* 181,638
1,496 Nordson Corp. 313,023
1,802 Oshkosh Corp. 171,316
10,387 Otis Worldwide Corp. 961,940
13,356 PACCAR, Inc. 1,389,291
3,347 Parker-Hannifin Corp. 2,128,792
4,337 Pentair plc 436,476
725 RBC Bearings, Inc.* 216,877
1,366 Snap-on, Inc. 463,730
4,068 Stanley Black & Decker, Inc. 326,620
1,702 Timken Co. (The) 121,472
2,660 Toro Co. (The) 213,066
4,426 Westinghouse Air Brake Technologies Corp. 839,125
6,261 Xylem, Inc. 726,401
22,790,376
Marine Transportation (0.0%
†
):
1,577 Kirby Corp.* 166,847
Media (1.0%):
2,441 Charter Communications, Inc., Class A* 836,702
98,799 Comcast Corp., Class A 3,707,926
5,713 Fox Corp., Class A 277,538
3,269 Fox Corp., Class B 149,524
9,797 Interpublic Group of Cos., Inc. (The) 274,512
335 Liberty Broadband Corp., Class A* 24,911
2,316 Liberty Broadband Corp., Class C* 173,144
4,101 New York Times Co. (The), Class A 213,457
9,795 News Corp., Class A 269,754
2,790 News Corp., Class B 84,900
527 Nexstar Media Group, Inc. 83,250
4,959 Omnicom Group, Inc. 426,672
33 Paramount Global, Class A 736
16,192 Paramount Global, Class B^ 169,368
6,692,394
Metals & Mining (0.8%):
6,439 Alcoa Corp. 243,265
3,077 ATI, Inc.* 169,358
8,755 Cleveland-Cliffs, Inc.* 82,297
37,122 Freeport-McMoRan, Inc. 1,413,606
3,553 MP Materials Corp.*^ 55,427
30,030 Newmont Corp. 1,117,717
6,257 Nucor Corp. 730,254
1,400 Reliance, Inc. 376,964
1,692 Royal Gold, Inc. 223,090
3,823 Steel Dynamics, Inc. 436,090
5,708 United States Steel Corp. 194,015
5,042,083
Mortgage Real Estate Investment Trusts (REITs) (0.1%):
18,499 AGNC Investment Corp.^ 170,376
14,583 Annaly Capital Management, Inc. 266,869
13,417 Rithm Capital Corp. 145,306
8,548 Starwood Property Trust, Inc. 161,984
744,535
Multi-Utilities (1.2%):
6,919 Ameren Corp. 616,760
Shares Value
Common Stocks, continued
Multi-Utilities, continued
16,209 CenterPoint Energy, Inc. $ 514,312
7,682 CMS Energy Corp. 512,005
9,036 Consolidated Edison, Inc. 806,282
21,884 Dominion Energy, Inc. 1,178,672
5,429 DTE Energy Co. 655,552
11,856 NiSource, Inc. 435,827
12,912 Public Service Enterprise Group, Inc. 1,090,935
16,399 Sempra 1,438,520
8,154 WEC Energy Group, Inc. 766,802
8,015,667
Office REITs (0.2%):
4,449 Alexandria Real Estate Equities, Inc. 434,000
4,119 BXP, Inc. 306,289
3,898 Cousins Properties, Inc. 119,435
2,992 Highwoods Properties, Inc. 91,495
2,982 Kilroy Realty Corp. 120,622
4,726 Vornado Realty Trust 198,681
1,270,522
Oil, Gas & Consumable Fuels (6.1%):
4,971 Antero Midstream Corp. 75,012
7,875 Antero Resources Corp.* 276,019
9,228 APA Corp. 213,075
2,826 Cheniere Energy, Inc. 607,223
44,850 Chevron Corp. 6,496,074
1,561 Chord Energy Corp. 182,512
2,014 Civitas Resources, Inc. 92,382
33,688 ConocoPhillips 3,340,839
19,000 Coterra Energy, Inc. 485,260
16,525 Devon Energy Corp. 540,863
4,917 Diamondback Energy, Inc. 805,552
2,566 DT Midstream, Inc. 255,137
14,804 EOG Resources, Inc. 1,814,674
14,256 EQT Corp. 657,344
5,847 Expand Energy Corp. 582,069
116,828 Exxon Mobil Corp. 12,567,188
2,598 Hess Corp. 345,560
4,068 HF Sinclair Corp. 142,584
50,445 Kinder Morgan, Inc. 1,382,193
8,708 Marathon Petroleum Corp. 1,214,766
3,019 Matador Resources Co. 169,849
17,410 Occidental Petroleum Corp. 860,228
15,157 ONEOK, Inc. 1,521,763
6,963 Ovintiv, Inc. 282,002
13,736 Permian Resources Corp. 197,524
10,811 Phillips 66 1,231,697
6,385 Range Resources Corp. 229,732
8,314 Valero Energy Corp. 1,019,213
1,797 Viper Energy, Inc. 88,179
31,795 Williams Cos., Inc. (The) 1,720,745
39,397,258
Paper & Forest Products (0.0%
†
):
541 Louisiana-Pacific Corp. 56,021
Passenger Airlines (0.4%):
3,458 Alaska Air Group, Inc.* 223,906
15,483 American Airlines Group, Inc.* 269,869
16,726 Delta Air Lines, Inc. 1,011,923

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Passenger Airlines, continued
15,341 Southwest Airlines Co. $ 515,764
8,480 United Airlines Holdings, Inc.* 823,408
2,844,870
Personal Care Products (0.3%):
3,321 BellRing Brands, Inc.* 250,204
10,698 Coty, Inc., Class A* 74,458
3,885 Estee Lauder Cos., Inc. (The) 291,297
49,577 Kenvue, Inc. 1,058,469
1,674,428
Pharmaceuticals (2.7%):
52,798 Bristol-Myers Squibb Co. 2,986,255
13,441 Elanco Animal Health, Inc.* 162,771
1,531 Jazz Pharmaceuticals plc* 188,543
62,796 Johnson & Johnson 9,081,558
7,076 Organon & Co. 105,574
3,526 Perrigo Co plc 90,653
147,586 Pfizer, Inc. 3,915,457
10,565 Royalty Pharma plc, Class A 269,513
31,290 Viatris, Inc. 389,560
2,122 Zoetis, Inc. 345,737
17,535,621
Professional Services (0.9%):
3,330 Amentum Holdings, Inc.* 70,030
755 Automatic Data Processing, Inc. 221,011
283 Broadridge Financial Solutions, Inc. 63,984
573 CACI International, Inc., Class A* 231,526
11,185 Clarivate plc* 56,820
1,236 Concentrix Corp. 53,482
3,425 Dayforce, Inc.* 248,792
7,346 Dun & Bradstreet Holdings, Inc. 91,531
2,584 Equifax, Inc. 658,532
877 FTI Consulting, Inc.* 167,621
4,016 Genpact, Ltd. 172,487
3,177 Jacobs Solutions, Inc. 424,511
3,042 KBR, Inc. 176,223
3,506 Leidos Holdings, Inc. 505,074
1,278 ManpowerGroup, Inc. 73,766
1,271 Parsons Corp.* 117,250
5,430 Paychex, Inc. 761,395
524 Paycom Software, Inc. 107,404
838 Paycor HCM, Inc.* 15,562
2,776 Robert Half, Inc. 195,597
1,420 Science Applications International Corp. 158,728
5,700 SS&C Technologies Holdings, Inc. 431,946
4,875 TransUnion 451,961
5,455,233
Real Estate Management & Development (0.4%):
8,002 CBRE Group, Inc., Class A* 1,050,583
10,486 CoStar Group, Inc.* 750,693
774 Howard Hughes Holdings, Inc.* 59,536
827 Jones Lang LaSalle, Inc.* 209,347
1,090 Zillow Group, Inc., Class A* 77,226
4,068 Zillow Group, Inc., Class C* 301,235
2,448,620
Shares Value
Common Stocks, continued
Residential REITs (0.7%):
8,853 American Homes 4 Rent, Class A $ 331,279
3,667 AvalonBay Communities, Inc. 806,630
2,708 Camden Property Trust 314,236
4,855 Equity LifeStyle Properties, Inc. 323,343
9,955 Equity Residential 714,371
1,636 Essex Property Trust, Inc. 466,980
15,851 Invitation Homes, Inc. 506,757
2,972 Mid-America Apartment Communities, Inc. 459,382
3,286 Sun Communities, Inc. 404,079
8,620 UDR, Inc. 374,194
4,701,251
Retail REITs (0.6%):
2,722 Agree Realty Corp. 191,765
8,103 Brixmor Property Group, Inc. 225,588
2,111 Federal Realty Investment Trust 236,326
17,426 Kimco Realty Corp. 408,291
4,954 NNN REIT, Inc. 202,371
22,551 Realty Income Corp. 1,204,449
4,843 Regency Centers Corp. 358,043
6,209 Simon Property Group, Inc. 1,069,252
3,896,085
Semiconductors & Semiconductor Equipment (3.1%):
14,195 Advanced Micro Devices, Inc.* 1,714,614
2,090 Allegro MicroSystems, Inc.* 45,687
3,133 Amkor Technology, Inc. 80,487
12,889 Analog Devices, Inc. 2,738,397
1,773 Applied Materials, Inc. 288,343
2,673 Astera Labs, Inc.* 354,039
1,494 Cirrus Logic, Inc.* 148,772
2,772 First Solar, Inc.* 488,537
2,283 GLOBALFOUNDRIES, Inc.*^ 97,964
110,746 Intel Corp. 2,220,457
1,401 MACOM Technology Solutions Holdings, Inc.* 182,004
20,617 Marvell Technology, Inc. 2,277,148
13,677 Microchip Technology, Inc. 784,376
28,694 Micron Technology, Inc. 2,414,887
1,748 MKS Instruments, Inc. 182,474
11,061 ON Semiconductor Corp.* 697,396
1,011 Onto Innovation, Inc.* 168,503
2,476 Qorvo, Inc.* 173,147
1,804 QUALCOMM, Inc. 277,130
4,283 Skyworks Solutions, Inc. 379,816
379 Teradyne, Inc. 47,724
20,827 Texas Instruments, Inc. 3,905,271
643 Universal Display Corp. 94,007
3,276 Wolfspeed, Inc.* 21,818
19,782,998
Software (1.2%):
2,301 ANSYS, Inc.* 776,196
747 Aspen Technology, Inc.* 186,474
2,138 BILL Holdings, Inc.* 181,110
10,677 CCC Intelligent Solutions Holdings, Inc.* 125,241
1,426 Dolby Laboratories, Inc., Class A 111,371
1,756 DoubleVerify Holdings, Inc.* 33,733
4,101 Dropbox, Inc., Class A* 123,194
92 Fair Isaac Corp.* 183,166
2,977 Fortinet, Inc.* 281,267

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Software, continued
14,118 Gen Digital, Inc. $ 386,551
1,137 Guidewire Software, Inc.* 191,675
448 HashiCorp, Inc., Class A* 15,326
1,775 Informatica, Inc., Class A* 46,026
4,014 MicroStrategy, Inc.* 1,162,535
874 nCino, Inc.* 29,349
4,503 Nutanix, Inc., Class A* 275,493
1,189 PTC, Inc.* 218,621
2,779 Roper Technologies, Inc. 1,444,663
3,688 Salesforce, Inc. 1,233,009
5,569 SentinelOne, Inc., Class A* 123,632
177 Tyler Technologies, Inc.* 102,065
1,367 UiPath, Inc., Class A* 17,375
4,157 Unity Software, Inc.* 93,408
6,630 Zoom Communications, Inc.* 541,074
7,882,554
Specialized REITs (1.5%):
11,342 Crown Castle, Inc. 1,029,400
5,808 CubeSmart 248,873
8,468 Digital Realty Trust, Inc. 1,501,630
1,836 EPR Properties 81,298
2,345 Equinix, Inc. 2,211,077
5,447 Extra Space Storage, Inc. 814,871
6,845 Gaming and Leisure Properties, Inc. 329,655
3,289 Iron Mountain, Inc. 345,707
1,651 Lamar Advertising Co., Class A 200,993
1,991 National Storage Affiliates Trust 75,479
3,486 Public Storage 1,043,848
3,880 Rayonier, Inc. 101,268
2,757 SBA Communications Corp. 561,877
27,111 VICI Properties, Inc. 791,912
18,955 Weyerhaeuser Co. 533,583
9,871,471
Specialty Retail (1.8%):
1,718 Advance Auto Parts, Inc. 81,244
716 AutoNation, Inc.* 121,605
42 AutoZone, Inc.* 134,484
5,733 Bath & Body Works, Inc. 222,268
5,521 Best Buy Co., Inc. 473,702
3,786 CarMax, Inc.* 309,543
1,819 Carvana Co.* 369,912
1,342 Dick's Sporting Goods, Inc. 307,103
308 Five Below, Inc.* 32,328
1,673 Floor & Decor Holdings, Inc., Class A* 166,798
10,095 GameStop Corp., Class A* 316,377
5,204 Gap, Inc. (The) 122,971
5,198 Home Depot, Inc. (The) 2,021,970
692 Lithia Motors, Inc. 247,342
14,904 Lowe's Cos., Inc. 3,678,307
127 O'Reilly Automotive, Inc.* 150,597
438 Penske Automotive Group, Inc. 66,769
302 RH* 118,864
6,472 Ross Stores, Inc. 979,020
12,025 TJX Cos., Inc. (The) 1,452,740
178 Ulta Beauty, Inc.* 77,418
2,566 Wayfair, Inc., Class A* 113,725
Shares Value
Common Stocks, continued
Specialty Retail, continued
1,328 Williams-Sonoma, Inc. $ 245,919
11,811,006
Technology Hardware, Storage & Peripherals (0.5%):
6,020 Dell Technologies, Inc., Class C 693,745
34,058 Hewlett Packard Enterprise Co. 727,138
19,215 HP, Inc. 626,985
2,999 NetApp, Inc. 348,124
1,032 Pure Storage, Inc., Class A* 63,396
8,990 Western Digital Corp.* 536,074
2,995,462
Textiles, Apparel & Luxury Goods (0.4%):
1,568 Amer Sports, Inc.* 43,841
689 Birkenstock Holding plc* 39,039
3,007 Capri Holdings, Ltd.* 63,327
1,080 Carter's, Inc. 58,525
802 Columbia Sportswear Co. 67,312
1,355 Crocs, Inc.* 148,413
11,989 NIKE, Inc., Class B 907,208
1,397 PVH Corp. 147,733
1,068 Ralph Lauren Corp. 246,687
3,134 Skechers USA, Inc., Class A* 210,730
5,838 Tapestry, Inc. 381,397
4,348 Under Armour, Inc., Class A* 36,001
4,201 Under Armour, Inc., Class C* 31,339
8,987 VF Corp. 192,861
2,574,413
Tobacco (1.1%):
44,146 Altria Group, Inc. 2,308,394
40,467 Philip Morris International, Inc. 4,870,204
7,178,598
Trading Companies & Distributors (0.5%):
2,858 Air Lease Corp. 137,784
1,582 Core & Main, Inc., Class A* 80,540
2,246 Fastenal Co. 161,510
4,938 Ferguson Enterprises, Inc. 857,089
1,205 MSC Industrial Direct Co., Inc. 90,001
758 SiteOne Landscape Supply, Inc.* 99,882
1,292 United Rentals, Inc. 910,136
158 W.W. Grainger, Inc. 166,540
880 Watsco, Inc. 417,023
1,115 WESCO International, Inc. 201,770
3,122,275
Water Utilities (0.1%):
5,146 American Water Works Co., Inc. 640,626
6,495 Essential Utilities, Inc. 235,898
876,524
Wireless Telecommunication Services (0.4%):
12,463 T-Mobile US, Inc. 2,750,958
Total Common Stocks (Cost $414,199,619) 638,837,099

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2024.
Shares Value
Affiliated Investment Company (0.2%):
Money Market Funds (0.2%):
1,268,410 BlackRock Liquidity FedFund, Institutional Class ,
5.02%
+
(a)(b) $ 1,268,410
Total Affiliated Investment Company (Cost $1,268,410) 1,268,410
Shares Value
Unaffiliated Investment Company (0.4%):
Money Market Funds (0.4%):
2,667,587 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.33%(b) $ 2,667,587
Total Unaffiliated Investment Company (Cost $2,667,587) 2,667,587
Total Investment Securities
(Cost $418,135,616 ) — 100.1% (c) 642,773,096
Net other assets (liabilities) — (0.1)% (924,179)
Net Assets — 100.0% $ 641,848,917
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of December 31, 2024. The total value of securities on loan as of December 31, 2024 was $1,219,434.
+ Affiliated Securities
† Represents less than 0.05%.
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2024.
(b) The rate represents the effective yield at December 31, 2024.
(c) See Federal Tax Information listed in the Notes to the Financial Statements.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At December 31, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini March Futures (U.S. Dollar) 3/21/25 5 $ 1,483,938 $ (35,183)
S&P Midcap 400 E-Mini March Futures (U.S. Dollar) 3/21/25 6 1,888,020 (38,889)
$ (74,072)

AZL Russell 1000 Value Index Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2024
Statement of Operations
For the Year Ended December 31, 2024
Assets:
Investments in non-affiliates, at cost $ 415,817,828
Investments in affiliates, at cost 2,317,788
aaa
aaa
Investments in non-affiliates, at value(a) $ 637,565,188
Investments in affiliates, at value 5,207,908
Deposit at broker for futures contracts collateral 184,745
Interest and dividends receivable 695,495
Prepaid expenses 3,425
Reclaims receivable 11,936
Total Assets 643,668,697
Liabilities:
Payable for capital shares redeemed 125,975
Payable for collateral received on loaned securities 1,268,410
Payable for variation margin on futures contracts 1,670
Management fees payable 197,157
Administration fees payable 18,352
Distribution fees payable 102,279
Custodian fees payable 10,022
Administrative and compliance services fees payable 3,064
Transfer agent fees payable 3,279
Trustee fees payable 6,411
Other accrued liabilities 83,161
Total Liabilities 1,819,780
Commitments and contingent liabilities^
Net Assets
$ 641,848,917
Net Assets Consist of:
Paid in capital $ 373,430,618
Total distributable earnings 268,418,299
Net Assets
$ 641,848,917
Class 1
Net Assets $ 176,095,556
Shares of beneficial interest (unlimited number of shares authorized, no par value) 20,467,102
Net Asset Value (offering and redemption price per share) $ 8 .60
Class 2
Net Assets $ 465,753,361
Shares of beneficial interest (unlimited number of shares authorized, no par value) 34,009,661
Net Asset Value (offering and redemption price per share) $ 13 .69
(a) Includes securities on loan of $1,219,434.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from non-affiliates $ 14,128,334
Dividends from affiliates 87,455
Interest 9,781
Income from securities lending 37,447
Total Investment Income 14,263,017
Expenses:
Management fees 2,931,245
Administration fees 207,608
Distribution fees - Class 2 1,214,008
Custodian fees 31,146
Administrative and compliance services fees 9,908
Transfer agent fees 15,851
Trustee fees 29,469
Professional fees 34,958
Licensing fees 129,737
Shareholder reports 12,275
Other expenses 13,573
Total expenses before reductions 4,629,778
Less Management fees contractually waived (599,571)
Net expenses 4,030,207
Net Investment Income/(Loss)
10,232,810
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 43,442,819
Net realized gains/(losses) on affiliated transactions 323,905
Net realized gains/(losses) on futures contracts 756,396
Change in net unrealized appreciation/depreciation on securities 30,999,546
Change in net unrealized appreciation/depreciation on affiliated transactions 512,530
Change in net unrealized appreciation/depreciation on futures contracts (207,314)
Net realized and Change in net unrealized gains/losses on
investments
75,827,882
Change in Net Assets Resulting From Operations
$ 86,060,692

AZL Russell 1000 Value Index Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2024
For the
Year Ended
December 31, 2023
Change In Net Assets:
Operations:
Net investment income/(loss) $ 10,232,810 $ 12,265,764
Net realized gains/(losses) on investments 44,523,120 28,060,741
Change in unrealized appreciation/depreciation on investments 31,304,762 30,011,736
Change in net assets resulting from operations 86,060,692 70,338,241
Distributions to Shareholders:
Class 1 (15,345,379) (20,137,771)
Class 2 (25,398,632) (35,346,468)
Change in net assets resulting from distributions to shareholders (40,744,011) (55,484,239)
Capital Transactions:
Class 1
Proceeds from shares issued 800,501 1,373,156
Proceeds from dividends reinvested 15,345,379 20,137,771
Value of shares redeemed (26,119,009) (23,643,914)
Total Class 1 Shares (9,973,129) (2,132,987)
Class 2
Proceeds from shares issued 1,744,013 4,296,581
Proceeds from dividends reinvested 25,398,632 35,346,468
Value of shares redeemed (80,697,666) (319,862,444)
Total Class 2 Shares (53,555,021) (280,219,395)
Change in net assets resulting from capital transactions (63,528,150) (282,352,382)
Change in net assets (18,211,469) (267,498,380)
Net Assets:
Beginning of period 660,060,386 927,558,766
End of period $ 641,848,917 $ 660,060,386
Share Transactions:
Class 1
Shares issued 93,272 157,406
Dividends reinvested 1,753,758 2,728,695
Shares redeemed (2,983,092) (2,807,455)
Total Class 1 Shares (1,136,062) 78,646
Class 2
Shares issued 126,645 342,196
Dividends reinvested 1,823,305 3,106,016
Shares redeemed (5,911,337) (25,873,822)
Total Class 2 Shares (3,961,387) (22,425,610)
Change in shares (5,097,449) (22,346,964)

AZL Russell 1000 Value Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Class 1
Net Asset Value, Beginning of Period
$ 8.23  $ 8.40  $ 10.98  $ 9.02  $ 9.75
Investment Activities:
Net Investment Income/(Loss)(a) 0.15  0.16  0.17  0.16  0.18
Net Realized and Unrealized Gains/(Losses) on Investments 1.01  0.71  (1.14) 2.04  (0.06)
Total from Investment Activities 1.16  0.87  (0.97) 2.20  0.12
Distributions to Shareholders From:
Net Investment Income (0.26) (0.33) (0.22) (0.20) (0.27)
Net Realized Gains (0.53) (0.71) (1.39) (0.04) (0.58)
Total Dividends (0.79) (1.04) (1.61) (0.24) (0.85)
Net Asset Value, End of Period
$ 8.60  $ 8.23  $ 8.40  $ 10.98  $ 9.02
Total Return
(b) 13.95% 11.69% (7.88)% 24.55% 2.25%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 176,096  $ 177,871  $ 180,772  $ 221,723  $ 146,474
Net Investment Income/(Loss) 1.72% 1.93% 1.75% 1.52% 2.08%
Expenses Before Reductions(c) 0.51% 0.51% 0.50% 0.52% 0.52%
Expenses Net of Reductions 0.42% 0.42% 0.41% 0.43% 0.43%
Portfolio Turnover Rate(d) 13% 13% 12% 38%(e) 27%
Class 2
Net Asset Value, Beginning of Period
$ 12.70  $ 12.36  $ 15.28  $ 12.48  $ 13.13
Investment Activities:
Net Investment Income/(Loss)(a) 0.20  0.21  0.21  0.18  0.21
Net Realized and Unrealized Gains/(Losses) on Investments 1.54  1.11  (1.56) 2.83  (0.04)
Total from Investment Activities 1.74  1.32  (1.35) 3.01  0.17
Distributions to Shareholders From:
Net Investment Income (0.22) (0.27) (0.18) (0.17) (0.24)
Net Realized Gains (0.53) (0.71) (1.39) (0.04) (0.58)
Total Dividends (0.75) (0.98) (1.57) (0.21) (0.82)
Net Asset Value, End of Period
$ 13.69  $ 12.70  $ 12.36  $ 15.28  $ 12.48
Total Return
(b) 13.62% 11.56% (8.18)% 24.25% 2.01%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 465,753  $ 482,189  $ 746,787  $ 997,324  $ 779,649
Net Investment Income/(Loss) 1.47% 1.68% 1.50% 1.27% 1.83%
Expenses Before Reductions(c) 0.76% 0.76% 0.75% 0.77% 0.77%
Expenses Net of Reductions 0.67% 0.67% 0.66% 0.68% 0.68%
Portfolio Turnover Rate(d) 13% 13% 12% 38%(e) 27%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any . If such fee reductions had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e) Excludes impact of in-kind transactions.

AZL Russell 1000 Value Index Fund
Notes to the Financial Statements
December 31, 2024

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Russell 1000
Value Index Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL Russell 1000 Value Index Fund
Notes to the Financial Statements
December 31, 2024

Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2024 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $3,656 during the year ended December 31, 2024. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $1,268,410 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2024. At December 31, 2024, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2024, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the year ended December 31, 2024, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December
31, 2024, the monthly average notional amount for long contracts was $3.3 million. There was no short contract activity during the year. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.

AZL Russell 1000 Value Index Fund
Notes to the Financial Statements
December 31, 2024

Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2024:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2024:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
For the year ended December 31, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.35% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2026. The annual rate due to the
Subadviser from the Manager is 0.015%.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.
At December 31, 2024, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
– (74,072)
Futures Contracts Receivable for variation margin on futures contracts* $— Payable for variation margin on futures contracts* $74,072
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts”.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(756,396) 207,314
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 756,396 $ (207,314)
Annual Rate* Annual Expense Limit
AZL Russell 1000 Value Index Fund, Class 1 0.44% 0.59%
AZL Russell 1000 Value Index Fund, Class 2 0.44% 0.84%
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
12/31/24
Shares
as of
12/31/24
Dividend
Income
Capital Gains
Distributions
BlackR ock, Inc. $ 3,907,193 $ — $ (804,130) $ 323,905 $ 512,530 $ 3,939,498 3,843 $ 87,455 $ —
BlackRock Liquidity FedFund ,
Institutional Class 688,717 579,693
(a)
— — — 1,268,410 1,268,410 37,447
(b)
—
$ 4,595,910 $ 579,693 $ (804,130) $ 323,905 $ 512,530 $ 5,207,908 1,272,253 $ 124,902 $ —
(a) Represents net amount purchased (sold).
(b) All or portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of securities lending fees and collateral investment expenses, and other payments to and from borrowers of securities.

AZL Russell 1000 Value Index Fund
Notes to the Financial Statements
December 31, 2024

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and officer support services to the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

AZL Russell 1000 Value Index Fund
Notes to the Financial Statements
December 31, 2024

The following is a summary of the valuation inputs used as of December 31, 2024 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2024 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Concentration Risk: The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.
Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 is $427,193,294. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 638,837,099 $ —
#
$ — $ 638,837,099
Affiliated Investment Company 1,268,410 — — 1,268,410
Unaffiliated Investment Company 2,667,587 — — 2,667,587
Total Investment Securities 642,773,096 — — 642,773,096
Other Financial Instruments:
*
Futures Contracts (74,072) — — (74,072)
Total Investments $642,699,024 $— $— $642,699,024
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have value of zero at December 31, 2024.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
Purchases Sales
AZL Russell 1000 Value Index Fund $87,159,586 $179,058,999
Unrealized appreciation $236,135,967
Unrealized (depreciation) (20,556,165)
Net unrealized appreciation/(depreciation) $215,579,802

AZL Russell 1000 Value Index Fund
Notes to the Financial Statements
December 31, 2024

The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the
1940 Act. As of December 31, 2024, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
9. Segment Reporting
The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. Subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Russell 1000 Value Index Fund $25,110,474 $15,633,537 $40,744,011
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Russell 1000 Value Index Fund $19,041,917 $36,442,322 $55,484,239
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Russell 1000 Value Index Fund $10,953,224 $41,885,273 $— $215,579,802 $268,418,299
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, investments in real estate investment trusts and other miscellaneous differences.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL Russell 1000 Value Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL Russell 1000 Value Index Fund (one of the funds constituting Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended
December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2024, 57.98% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2024, the Fund declared net short-term capital gain distributions of $12,712,432.
During the year ended December 31, 2024, the Fund declared net long-term capital gain distributions of $15,633,537.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Approval of Investment Advisory and Subadvisory Agreements
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (together, the
“Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”).
As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2026 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the
Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b)
Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b-1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and
relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2024. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 4 and 11, 2024, and September 24, 2024, as well as in various other meetings preceding those meetings. Accordingly, the Advisory Contracts were approved by the Board at an in-person meeting on September 24, 2024. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2026.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers . The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers . In connection with every quarterly Board meeting, as well as the summer and fall 2024 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 4 and 11, 2024, and
September 24, 2024, the Manager reported that for the one-year period ended December 31, 2023, six Funds were in the top 40%, four were in the middle 20%, and five were in the bottom 40% of their respective Lipper peer groups. For the three-year period ended December 31, 2023, eight Funds were in the top 40%, three were in the middle 20% and four were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2023, six Funds were in the top 40%, two were in the middle 20%, and seven were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Two Funds, the AZL Enhanced Bond Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The
Board had previously met with the portfolio managers of the AZL Government Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective Subadvisers. The Board also considered the impact of recoupment of previously waived fees and of low short-term interest rates on the performance of the AZL Government Money Market Fund during the periods measured.
The Board considered that the AZL Russell Value 1000 Index Fund, which was in the bottom 40% of its Lipper peer group for the three- and five-year periods, had shown improved relative performance in more recent periods.

At the Board meeting held September 24, 2024, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2024.
Thus, at the Board meeting held September 24, 2024, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds. The Manager supplied information to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account.
The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the
“actual” advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 14 Funds reviewed by the Board in the summer and fall of 2024, 13 Funds paid “actual” advisory fees in a percentage amount within the 65th percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2023 for the 14 Funds was as follows: (1) 13 of the Funds had management fee rankings at or below the 65th percentile (with 9 Funds at or below the 50th percentile); and (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category. The Board noted that it had previously considered and approved a temporary reduction in the AZL MSCI Global Equity Index Fund’s management fee, which is in effect through at least April 30, 2026. In addition, the Board also considered that the AZL Enhanced Bond Index Fund ranked at the 63rd percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b-1 fee paid by the Funds, and other
Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2021 through 2023. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2024, were approximately $14.2 billion, including assets of affiliated investing funds, and that no single Fund had assets in excess of approximately $3.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

ANNRPT1224 02/25
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® S&P 500 Index Fund
Annual Financial Statements and Other Information
December 31, 2024

AZL® S&P 500 Index Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Approval of Investment Advisory and Subadvisory Agreements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks (99.2%):
Aerospace & Defense (1.5%):
4,009 Axon Enterprise, Inc.* $ 2,382,629
40,902 Boeing Co. (The)* 7,239,654
14,042 General Dynamics Corp. 3,699,927
22,147 Howmet Aerospace, Inc. 2,422,217
2,296 Huntington Ingalls Industries, Inc. 433,875
10,264 L3Harris Technologies, Inc. 2,158,314
11,654 Lockheed Martin Corp. 5,663,145
7,592 Northrop Grumman Corp. 3,562,850
73,139 RTX Corp. 8,463,645
9,868 Textron, Inc. 754,803
3,077 TransDigm Group, Inc. 3,899,420
40,680,479
Air Freight & Logistics (0.4%):
6,215 CH Robinson Worldwide, Inc. 642,134
7,449 Expeditors International of Washington, Inc. 825,126
12,355 FedEx Corp. 3,475,832
40,537 United Parcel Service, Inc., Class B 5,111,715
10,054,807
Automobile Components (0.0%
†
):
12,919 Aptiv plc* 781,341
11,205 BorgWarner, Inc. 356,207
1,137,548
Automobiles (2.4%):
210,888 Ford Motor Co. 2,087,791
60,183 General Motors Co. 3,205,948
153,503 Tesla, Inc.* 61,990,652
67,284,391
Banks (3.4%):
366,913 Bank of America Corp. 16,125,826
103,467 Citigroup, Inc. 7,283,042
24,356 Citizens Financial Group, Inc. 1,065,819
36,712 Fifth Third Bancorp 1,552,183
77,960 Huntington Bancshares, Inc. 1,268,409
154,745 JPMorgan Chase & Co. 37,093,924
51,511 KeyCorp 882,899
9,049 M&T Bank Corp. 1,701,303
21,897 PNC Financial Services Group, Inc. (The) 4,222,836
49,178 Regions Financial Corp. 1,156,667
73,448 Truist Financial Corp. 3,186,174
85,418 US Bancorp 4,085,543
183,005 Wells Fargo & Co. 12,854,271
92,478,896
Beverages (1.1%):
10,335 Brown-Forman Corp., Class B 392,523
213,100 Coca-Cola Co. (The) 13,267,606
8,706 Constellation Brands, Inc., Class A 1,924,026
62,496 Keurig Dr Pepper, Inc. 2,007,371
9,987 Molson Coors Beverage Co., Class B 572,455
38,669 Monster Beverage Corp.* 2,032,443
75,365 PepsiCo, Inc. 11,460,002
31,656,426
Biotechnology (1.6%):
97,131 AbbVie, Inc. 17,260,179
Shares Value
Common Stocks, continued
Biotechnology, continued
29,603 Amgen, Inc. $ 7,715,726
7,713 Biogen, Inc.* 1,179,472
68,871 Gilead Sciences, Inc. 6,361,614
8,694 Incyte Corp.* 600,494
18,903 Moderna, Inc.* 785,987
5,824 Regeneron Pharmaceuticals, Inc.* 4,148,610
14,134 Vertex Pharmaceuticals, Inc.* 5,691,762
43,743,844
Broadline Retail ( 4.2%):
514,381 Amazon.com, Inc.* 112,850,048
26,729 eBay, Inc. 1,655,861
114,505,909
Building Products (0.5%):
6,608 A O Smith Corp. 450,732
4,754 Allegion plc 621,253
6,506 Builders FirstSource, Inc.* 929,902
45,476 Carrier Global Corp. 3,104,192
36,750 Johnson Controls International plc 2,900,677
1,774 Lennox International, Inc. 1,080,898
12,338 Masco Corp. 895,369
12,336 Trane Technologies plc 4,556,302
14,539,325
Capital Markets (3.1%):
5,344 Ameriprise Financial, Inc. 2,845,306
39,972 Bank of New York Mellon Corp. (The) 3,071,049
8,054 BlackRock, Inc.
+
8,256,236
39,619 Blackstone, Inc. 6,831,108
5,608 Cboe Global Markets, Inc. 1,095,803
82,556 Charles Schwab Corp. (The) 6,109,970
19,750 CME Group, Inc. 4,586,542
2,120 FactSet Research Systems, Inc. 1,018,194
16,181 Franklin Resources, Inc. 328,312
17,224 Goldman Sachs Group, Inc. (The) 9,862,807
31,454 Intercontinental Exchange, Inc. 4,686,960
25,144 Invesco, Ltd. 439,517
37,037 KKR & Co., Inc. 5,478,143
2,115 MarketAxess Holdings, Inc. 478,075
8,663 Moody's Corp. 4,100,804
68,393 Morgan Stanley 8,598,368
4,272 MSCI, Inc. 2,563,243
22,278 Nasdaq, Inc. 1,722,312
10,711 Northern Trust Corp. 1,097,877
9,883 Raymond James Financial, Inc. 1,535,126
17,400 S&P Global, Inc. 8,665,722
15,998 State Street Corp. 1,570,204
12,499 T. Rowe Price Group, Inc. 1,413,512
86,355,190
Chemicals (1.2%):
12,262 Air Products and Chemicals, Inc. 3,556,470
6,332 Albemarle Corp. 545,059
5,954 Celanese Corp. 412,076
9,386 CF Industries Holdings, Inc. 800,814
37,224 Corteva, Inc. 2,120,279
37,609 Dow, Inc. 1,509,249
23,090 DuPont de Nemours, Inc. 1,760,613

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Chemicals, continued
6,584 Eastman Chemical Co. $ 601,251
13,912 Ecolab, Inc. 3,259,860
7,582 FMC Corp. 368,561
14,153 International Flavors & Fragrances, Inc. 1,196,636
26,147 Linde plc 10,946,964
13,951 LyondellBasell Industries NV, Class A 1,036,141
16,937 Mosaic Co. (The) 416,311
12,854 PPG Industries, Inc. 1,535,410
12,777 Sherwin-Williams Co. (The) 4,343,286
34,408,980
Commercial Services & Supplies (0.5%):
18,733 Cintas Corp. 3,422,519
48,311 Copart, Inc.* 2,772,568
11,319 Republic Services, Inc. 2,277,157
14,992 Rollins, Inc. 694,879
13,587 Veralto Corp. 1,383,836
20,066 Waste Management, Inc. 4,049,118
14,600,077
Communications Equipment (0.9%):
57,075 Arista Networks, Inc.* 6,308,500
219,091 Cisco Systems, Inc. 12,970,187
3,275 F5, Inc.* 823,564
17,092 Juniper Networks, Inc. 640,095
9,150 Motorola Solutions, Inc. 4,229,405
24,971,751
Construction & Engineering (0.1%):
8,130 Quanta Services, Inc. 2,569,487
Construction Materials (0.1%):
3,300 Martin Marietta Materials, Inc. 1,704,450
7,391 Vulcan Materials Co. 1,901,187
3,605,637
Consumer Finance (0.6%):
30,512 American Express Co. 9,055,656
21,146 Capital One Financial Corp. 3,770,755
13,609 Discover Financial Services 2,357,487
21,803 Synchrony Financial 1,417,195
16,601,093
Consumer Staples Distribution & Retail (1.9%):
24,354 Costco Wholesale Corp. 22,314,840
12,050 Dollar General Corp. 913,631
11,654 Dollar Tree, Inc.* 873,351
36,070 Kroger Co. (The) 2,205,680
27,017 Sysco Corp. 2,065,720
25,161 Target Corp. 3,401,264
35,004 Walgreens Boots Alliance, Inc. 326,587
238,584 Walmart, Inc. 21,556,064
53,657,137
Containers & Packaging (0.2%):
80,155 Amcor plc 754,258
4,515 Avery Dennison Corp. 844,892
16,848 Ball Corp. 928,830
19,206 International Paper Co. 1,033,667
4,997 Packaging Corp. of America 1,124,975
Shares Value
Common Stocks, continued
Containers & Packaging, continued
26,329 Smurfit WestRock plc $ 1,418,080
6,104,702
Distributors (0.1%):
7,978 Genuine Parts Co. 931,511
13,398 LKQ Corp. 492,376
2,025 Pool Corp. 690,404
2,114,291
Diversified Telecommunication Services (0.7%):
393,342 AT&T, Inc. 8,956,398
231,382 Verizon Communications, Inc. 9,252,966
18,209,364
Electric Utilities (1.5%):
14,335 Alliant Energy Corp. 847,772
29,108 American Electric Power Co., Inc. 2,684,631
17,227 Constellation Energy Corp. 3,853,852
42,153 Duke Energy Corp. 4,541,564
21,031 Edison International 1,679,115
23,778 Entergy Corp. 1,802,848
12,939 Evergy, Inc. 796,395
20,182 Eversource Energy 1,159,052
56,451 Exelon Corp. 2,124,816
27,637 FirstEnergy Corp. 1,099,400
112,878 NextEra Energy, Inc. 8,092,224
10,993 NRG Energy, Inc. 991,789
122,354 PG&E Corp. 2,469,104
6,182 Pinnacle West Capital Corp. 524,048
40,296 PPL Corp. 1,308,008
60,344 Southern Co. (The) 4,967,518
30,772 Xcel Energy, Inc. 2,077,725
41,019,861
Electrical Equipment (0.8%):
12,782 AMETEK, Inc. 2,304,083
21,865 Eaton Corp. plc 7,256,338
31,589 Emerson Electric Co. 3,914,825
15,146 GE Vernova, Inc. 4,981,974
3,029 Generac Holdings, Inc.* 469,646
2,914 Hubbell, Inc. 1,220,646
6,299 Rockwell Automation, Inc. 1,800,191
21,947,703
Electronic Equipment, Instruments & Components (0.6%):
66,264 Amphenol Corp., Class A 4,602,035
7,199 CDW Corp. 1,252,914
42,609 Corning, Inc. 2,024,780
6,169 Jabil, Inc. 887,719
9,755 Keysight Technologies, Inc.* 1,566,946
16,301 TE Connectivity PLC 2,330,554
2,504 Teledyne Technologies, Inc.* 1,162,181
13,635 Trimble, Inc.* 963,449
2,896 Zebra Technologies Corp.* 1,118,493
15,909,071
Energy Equipment & Services (0.2%):
54,336 Baker Hughes Co. 2,228,863
48,141 Halliburton Co. 1,308,954

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Energy Equipment & Services, continued
78,107 Schlumberger NV $ 2,994,622
6,532,439
Entertainment (1.4%):
13,065 Electronic Arts, Inc. 1,911,410
8,418 Live Nation Entertainment, Inc.* 1,090,131
23,495 Netflix, Inc.* 20,941,563
8,904 Take-Two Interactive Software, Inc.* 1,639,048
99,425 Walt Disney Co. (The) 11,070,974
125,785 Warner Bros Discovery, Inc.* 1,329,547
37,982,673
Financial Services (4.3%):
24,731 Apollo Global Management, Inc. 4,084,572
100,748 Berkshire Hathaway, Inc., Class B* 45,667,054
29,786 Fidelity National Information Services, Inc. 2,405,815
31,077 Fiserv, Inc.* 6,383,837
13,805 Global Payments, Inc. 1,546,988
3,928 Jack Henry & Associates, Inc. 688,579
45,054 Mastercard, Inc., Class A 23,724,085
55,468 PayPal Holdings, Inc.* 4,734,194
94,985 Visa, Inc., Class A 30,019,059
119,254,183
Food Products (0.6%):
26,894 Archer-Daniels-Midland Co. 1,358,685
7,743 Bunge Global SA 602,096
26,686 Conagra Brands, Inc. 740,536
29,890 General Mills, Inc. 1,906,085
8,047 Hershey Co. (The) 1,362,759
15,302 Hormel Foods Corp. 480,024
5,739 JM Smucker Co. (The) 631,979
14,792 Kellanova 1,197,708
47,939 Kraft Heinz Co. (The) 1,472,207
7,758 Lamb Weston Holdings, Inc. 518,467
14,183 McCormick & Co., Inc. 1,081,312
73,447 Mondelez International, Inc., Class A 4,386,989
11,502 The Campbell's Company 481,704
15,861 Tyson Foods, Inc., Class A 911,056
17,131,607
Gas Utilities (0.0%
†
):
8,604 Atmos Energy Corp. 1,198,279
Ground Transportation (0.9%):
106,579 CSX Corp. 3,439,304
4,355 JB Hunt Transport Services, Inc. 743,224
12,388 Norfolk Southern Corp. 2,907,464
10,439 Old Dominion Freight Line, Inc. 1,841,440
116,365 Uber Technologies, Inc.* 7,019,137
33,180 Union Pacific Corp. 7,566,367
23,516,936
Health Care Equipment & Supplies (2.2%):
95,231 Abbott Laboratories 10,771,578
3,935 Align Technology, Inc.* 820,487
28,442 Baxter International, Inc. 829,369
16,071 Becton Dickinson & Co. 3,646,028
81,385 Boston Scientific Corp.* 7,269,308
11,328 Cooper Cos., Inc. (The)* 1,041,383
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
21,611 Dexcom, Inc.* $ 1,680,687
32,154 Edwards Lifesciences Corp.* 2,380,361
24,602 GE HealthCare Technologies, Inc. 1,923,384
13,220 Hologic, Inc.* 953,030
4,579 IDEXX Laboratories, Inc.* 1,893,142
3,698 Insulet Corp.* 965,437
19,571 Intuitive Surgical, Inc.* 10,215,279
70,062 Medtronic plc 5,596,552
8,168 ResMed, Inc. 1,867,940
5,352 STERIS plc 1,100,157
18,839 Stryker Corp. 6,782,982
2,359 Teleflex, Inc. 419,855
10,636 Zimmer Biomet Holdings, Inc. 1,123,481
61,280,440
Health Care Providers & Services (2.1%):
12,992 Cardinal Health, Inc. 1,536,564
9,771 Cencora, Inc. 2,195,348
27,530 Centene Corp.* 1,667,767
15,160 Cigna Group (The) 4,186,282
69,396 CVS Health Corp. 3,115,186
2,663 DaVita, Inc.* 398,252
12,659 Elevance Health, Inc. 4,669,905
10,090 HCA Healthcare, Inc. 3,028,514
6,564 Henry Schein, Inc.* 454,229
6,686 Humana, Inc. 1,696,305
4,769 Labcorp Holdings, Inc. 1,093,627
7,023 McKesson Corp. 4,002,478
3,270 Molina Healthcare, Inc.* 951,734
6,138 Quest Diagnostics, Inc. 925,979
7,122 Solventum Corp.* 470,479
50,583 UnitedHealth Group, Inc. 25,587,916
3,159 Universal Health Services, Inc., Class B 566,788
56,547,353
Health Care REITs (0.2%):
39,713 Healthpeak Properties, Inc. 804,983
23,475 Ventas, Inc. 1,382,443
32,212 Welltower, Inc. 4,059,678
6,247,104
Hotel & Resort REITs (0.0%
†
):
37,071 Host Hotels & Resorts, Inc. 649,484
Hotels, Restaurants & Leisure (1.9%):
23,694 Airbnb, Inc., Class A* 3,113,628
1,814 Booking Holdings, Inc. 9,012,714
12,108 Caesars Entertainment, Inc.* 404,649
57,655 Carnival Corp.* 1,436,763
74,816 Chipotle Mexican Grill, Inc.* 4,511,405
6,301 Darden Restaurants, Inc. 1,176,334
1,935 Domino's Pizza, Inc. 812,236
6,829 Expedia Group, Inc.* 1,272,448
13,564 Hilton Worldwide Holdings, Inc. 3,352,478
18,850 Las Vegas Sands Corp. 968,136
12,761 Marriott International, Inc., Class A 3,559,553
39,357 McDonald's Corp. 11,409,201
12,911 MGM Resorts International* 447,366
23,486 Norwegian Cruise Line Holdings, Ltd.* 604,295
13,205 Royal Caribbean Cruises, Ltd. 3,046,261

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
62,611 Starbucks Corp. $ 5,713,254
5,213 Wynn Resorts, Ltd. 449,152
15,282 Yum! Brands, Inc. 2,050,233
53,340,106
Household Durables (0.3%):
16,000 D.R. Horton, Inc. 2,237,120
8,634 Garmin, Ltd. 1,780,849
13,168 Lennar Corp., Class A 1,795,720
3,014 Mohawk Industries, Inc.* 359,058
169 NVR, Inc.* 1,382,234
11,321 PulteGroup, Inc. 1,232,857
8,787,838
Household Products (1.1%):
13,739 Church & Dwight Co., Inc. 1,438,611
6,979 Clorox Co. (The) 1,133,459
44,443 Colgate-Palmolive Co. 4,040,313
18,420 Kimberly-Clark Corp. 2,413,757
129,445 Procter & Gamble Co. (The) 21,701,454
30,727,594
Independent Power and Renewable Electricity Producers
(0.1%):
38,931 AES Corp. (The) 501,042
18,896 Vistra Corp. 2,605,192
3,106,234
Industrial Conglomerates (0 .8%):
29,766 3M Co. 3,842,493
59,765 General Electric Co. 9,968,204
35,741 Honeywell International, Inc. 8,073,535
21,884,232
Industrial REITs (0.2%):
51,054 Prologis, Inc. 5,396,408
Insurance (2.1%):
27,168 Aflac, Inc. 2,810,258
14,458 Allstate Corp. (The) 2,787,358
34,511 American International Group, Inc. 2,512,401
11,792 Aon plc, Class A 4,235,215
21,196 Arch Capital Group, Ltd. 1,957,451
13,783 Arthur J. Gallagher & Co. 3,912,305
2,734 Assurant, Inc. 582,944
13,010 Brown & Brown, Inc. 1,327,280
20,741 Chubb, Ltd. 5,730,738
8,416 Cincinnati Financial Corp. 1,209,379
1,302 Erie Indemnity Co., Class A 536,723
2,393 Everest Group, Ltd. 867,367
4,527 Globe Life, Inc. 504,851
15,715 Hartford Financial Services Group, Inc. (The) 1,719,221
9,847 Loews Corp. 833,942
27,173 Marsh & McLennan Cos., Inc. 5,771,817
32,307 MetLife, Inc. 2,645,297
11,240 Principal Financial Group, Inc. 870,088
32,398 Progressive Corp. (The) 7,762,885
19,498 Prudential Financial, Inc. 2,311,098
12,445 Travelers Cos., Inc. (The) 2,997,876
16,962 W R Berkley Corp. 992,616
Shares Value
Common Stocks, continued
Insurance, continued
5,555 Willis Towers Watson plc $ 1,740,048
56,619,158
Interactive Media & Services (6.6%):
321,160 Alphabet, Inc., Class A 60,795,588
261,591 Alphabet, Inc., Class C 49,817,390
14,305 Match Group, Inc.* 467,916
119,823 Meta Platforms, Inc., Class A 70,157,565
181,238,459
IT Services (1.1%):
34,338 Accenture plc, Class A 12,079,765
8,160 Akamai Technologies, Inc.* 780,504
27,075 Cognizant Technology Solutions Corp., Class A 2,082,068
3,135 EPAM Systems, Inc.* 733,026
4,240 Gartner, Inc.* 2,054,153
7,898 GoDaddy, Inc., Class A* 1,558,828
50,823 International Business Machines Corp. 11,172,420
4,415 VeriSign, Inc.* 913,728
31,374,492
Leisure Products (0.0%
†
):
7,423 Hasbro, Inc. 415,020
Life Sciences Tools & Services (1.0%):
15,573 Agilent Technologies, Inc. 2,092,077
8,395 Bio-Techne Corp. 604,692
2,699 Charles River Laboratories International, Inc.* 498,235
35,313 Danaher Corp. 8,106,099
9,616 IQVIA Holdings, Inc.* 1,889,640
1,166 Mettler-Toledo International, Inc.* 1,426,811
6,607 Revvity, Inc. 737,407
21,093 Thermo Fisher Scientific, Inc. 10,973,211
3,328 Waters Corp.* 1,234,622
4,048 West Pharmaceutical Services, Inc. 1,325,963
28,888,757
Machinery (1.6%):
26,484 Caterpillar, Inc. 9,607,336
7,609 Cummins, Inc. 2,652,497
14,078 Deere & Co. 5,964,849
7,365 Dover Corp. 1,381,674
18,523 Fortive Corp. 1,389,225
4,162 IDEX Corp. 871,065
14,868 Illinois Tool Works, Inc. 3,769,930
22,175 Ingersoll Rand, Inc. 2,005,951
3,034 Nordson Corp. 634,834
22,369 Otis Worldwide Corp. 2,071,593
28,882 PACCAR, Inc. 3,004,306
7,024 Parker-Hannifin Corp. 4,467,475
9,271 Pentair plc 933,033
2,957 Snap-on, Inc. 1,003,842
8,085 Stanley Black & Decker, Inc. 649,145
9,409 Westinghouse Air Brake Technologies Corp. 1,783,852
13,294 Xylem, Inc. 1,542,370
43,732,977
Media (0.5%):
5,441 Charter Communications, Inc., Class A* 1,865,012
208,984 Comcast Corp., Class A 7,843,170

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Media, continued
11,838 Fox Corp., Class A $ 575,090
6,587 Fox Corp., Class B 301,289
21,349 Interpublic Group of Cos., Inc. (The) 598,199
20,771 News Corp., Class A 572,033
6,960 News Corp., Class B 211,793
11,235 Omnicom Group, Inc. 966,659
28,033 Paramount Global, Class B^ 293,225
13,226,470
Metals & Mining (0.3%):
77,988 Freeport-McMoRan, Inc. 2,969,783
62,726 Newmont Corp. 2,334,662
12,786 Nucor Corp. 1,492,254
8,011 Steel Dynamics, Inc. 913,815
7,710,514
Multi-Utilities (0.6%):
15,118 Ameren Corp. 1,347,619
35,930 CenterPoint Energy, Inc. 1,140,059
16,762 CMS Energy Corp. 1,117,187
19,270 Consolidated Edison, Inc. 1,719,462
45,637 Dominion Energy, Inc. 2,458,009
11,467 DTE Energy Co. 1,384,640
24,781 NiSource, Inc. 910,950
27,647 Public Service Enterprise Group, Inc. 2,335,895
35,163 Sempra 3,084,498
17,047 WEC Energy Group, Inc. 1,603,100
17,101,419
Office REITs (0.1%):
8,869 Alexandria Real Estate Equities, Inc. 865,171
8,436 BXP, Inc. 627,301
1,492,472
Oil, Gas & Consumable Fuels (2.9%):
21,367 APA Corp. 493,364
91,862 Chevron Corp. 13,305,292
71,569 ConocoPhillips 7,097,498
39,483 Coterra Energy, Inc. 1,008,396
34,079 Devon Energy Corp. 1,115,406
10,429 Diamondback Energy, Inc. 1,708,583
30,857 EOG Resources, Inc. 3,782,451
32,329 EQT Corp. 1,490,690
241,576 Exxon Mobil Corp. 25,986,330
15,124 Hess Corp. 2,011,643
105,071 Kinder Morgan, Inc. 2,878,946
17,782 Marathon Petroleum Corp. 2,480,589
37,351 Occidental Petroleum Corp. 1,845,513
31,908 ONEOK, Inc. 3,203,563
22,490 Phillips 66 2,562,286
11,878 Targa Resources Corp. 2,120,223
1,074 Texas Pacific Land Corp. 1,187,801
17,544 Valero Energy Corp. 2,150,719
67,284 Williams Cos., Inc. (The) 3,641,410
80,070,703
Passenger Airlines (0.2%):
35,664 Delta Air Lines, Inc. 2,157,672
33,506 Southwest Airlines Co. 1,126,472
Shares Value
Common Stocks, continued
Passenger Airlines, continued
17,808 United Airlines Holdings, Inc.* $ 1,729,157
5,013,301
Personal Care Products (0.1%):
12,600 Estee Lauder Cos., Inc. (The) 944,748
105,206 Kenvue, Inc. 2,246,148
3,190,896
Pharmaceuticals (3.1%):
112,136 Bristol-Myers Squibb Co. 6,342,412
43,309 Eli Lilly & Co. 33,434,548
132,335 Johnson & Johnson 19,138,288
139,041 Merck & Co., Inc. 13,831,799
310,045 Pfizer, Inc. 8,225,494
67,445 Viatris, Inc. 839,690
24,850 Zoetis, Inc. 4,048,810
85,861,041
Professional Services (0.6%):
22,396 Automatic Data Processing, Inc. 6,555,981
6,523 Broadridge Financial Solutions, Inc. 1,474,785
8,638 Dayforce, Inc.* 627,464
6,849 Equifax, Inc. 1,745,468
7,052 Jacobs Solutions, Inc. 942,288
7,451 Leidos Holdings, Inc. 1,073,391
17,830 Paychex, Inc. 2,500,123
2,587 Paycom Software, Inc. 530,257
7,649 Verisk Analytics, Inc. 2,106,764
17,556,521
Real Estate Management & Development (0.1%):
16,580 CBRE Group, Inc., Class A* 2,176,788
22,552 CoStar Group, Inc.* 1,614,498
3,791,286
Residential REITs (0.3%):
7,748 AvalonBay Communities, Inc. 1,704,327
5,556 Camden Property Trust 644,718
19,097 Equity Residential 1,370,401
3,620 Essex Property Trust, Inc. 1,033,293
30,381 Invitation Homes, Inc. 971,281
6,213 Mid-America Apartment Communities, Inc. 960,343
16,375 UDR, Inc. 710,839
7,395,202
Retail REITs (0.3%):
4,570 Federal Realty Investment Trust 511,611
35,961 Kimco Realty Corp. 842,566
47,416 Realty Income Corp. 2,532,489
8,488 Regency Centers Corp. 627,518
16,954 Simon Property Group, Inc. 2,919,648
7,433,832
Semiconductors & Semiconductor Equipment (11.4%):
89,197 Advanced Micro Devices, Inc.* 10,774,106
27,423 Analog Devices, Inc. 5,826,291
45,417 Applied Materials, Inc. 7,386,167
256,718 Broadcom, Inc. 59,517,501
7,047 Enphase Energy, Inc.* 483,988
5,884 First Solar, Inc.* 1,036,996

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
235,579 Intel Corp. $ 4,723,359
7,320 KLA Corp. 4,612,478
71,114 Lam Research Corp. 5,136,564
28,921 Microchip Technology, Inc. 1,658,619
60,585 Micron Technology, Inc. 5,098,834
2,708 Monolithic Power Systems, Inc. 1,602,324
1,348,288 NVIDIA Corp. 181,061,595
14,235 NXP Semiconductors NV 2,958,745
23,285 ON Semiconductor Corp.* 1,468,119
61,286 QUALCOMM, Inc. 9,414,755
8,851 Skyworks Solutions, Inc. 784,907
8,762 Teradyne, Inc. 1,103,311
50,289 Texas Instruments, Inc. 9,429,690
314,078,349
Software (10.4%):
24,170 Adobe, Inc.* 10,747,916
4,692 ANSYS, Inc.* 1,582,752
11,844 Autodesk, Inc.* 3,500,731
15,004 Cadence Design Systems, Inc.* 4,508,102
3,881 Corpay, Inc.* 1,313,408
12,721 Crowdstrike Holdings, Inc., Class A* 4,352,617
1,347 Fair Isaac Corp.* 2,681,783
35,199 Fortinet, Inc.* 3,325,602
29,057 Gen Digital, Inc. 795,581
15,406 Intuit, Inc. 9,682,671
408,657 Microsoft Corp. 172,248,925
88,340 Oracle Corp. 14,720,978
112,667 Palantir Technologies, Inc., Class A* 8,521,005
35,964 Palo Alto Networks, Inc.* 6,544,009
6,461 PTC, Inc.* 1,187,984
5,950 Roper Technologies, Inc. 3,093,107
52,546 Salesforce, Inc. 17,567,704
11,317 ServiceNow, Inc.* 11,997,378
8,492 Synopsys, Inc.* 4,121,677
2,304 Tyler Technologies, Inc.* 1,328,579
11,785 Workday, Inc., Class A* 3,040,884
286,863,393
Specialized REITs (0.9%):
25,561 American Tower Corp. 4,688,143
23,584 Crown Castle, Inc. 2,140,484
17,003 Digital Realty Trust, Inc. 3,015,142
5,273 Equinix, Inc. 4,971,859
11,778 Extra Space Storage, Inc. 1,761,989
159 Gaming and Leisure Properties, Inc. 7,657
16,115 Iron Mountain, Inc. 1,693,848
8,813 Public Storage 2,638,965
5,912 SBA Communications Corp. 1,204,866
57,296 VICI Properties, Inc. 1,673,616
39,717 Weyerhaeuser Co. 1,118,033
24,914,602
Specialty Retail (1.8%):
943 AutoZone, Inc.* 3,019,486
10,777 Best Buy Co., Inc. 924,667
8,298 CarMax, Inc.* 678,444
54,596 Home Depot, Inc. (The) 21,237,298
31,052 Lowe's Cos., Inc. 7,663,634
3,198 O'Reilly Automotive, Inc.* 3,792,188
Shares Value
Common Stocks, continued
Specialty Retail, continued
18,097 Ross Stores, Inc. $ 2,737,533
61,720 TJX Cos., Inc. (The) 7,456,393
29,525 Tractor Supply Co. 1,566,597
2,554 Ulta Beauty, Inc.* 1,110,811
50,187,051
Technology Hardware, Storage & Peripherals (7.9%):
830,839 Apple, Inc. 208,058,702
16,019 Dell Technologies, Inc., Class C 1,846,030
72,413 Hewlett Packard Enterprise Co. 1,546,017
54,249 HP, Inc. 1,770,145
11,410 NetApp, Inc. 1,324,473
12,097 Seagate Technology Holdings plc 1,044,092
29,141 Super Micro Computer, Inc.* 888,218
17,592 Western Digital Corp.* 1,049,011
217,526,688
Textiles, Apparel & Luxury Goods (0.4%):
8,185 Deckers Outdoor Corp.* 1,662,292
6,233 Lululemon Athletica, Inc.* 2,383,561
65,762 NIKE, Inc., Class B 4,976,211
2,327 Ralph Lauren Corp. 537,490
13,376 Tapestry, Inc. 873,854
10,433,408
Tobacco (0.6%):
92,914 Altria Group, Inc. 4,858,473
85,821 Philip Morris International, Inc. 10,328,557
15,187,030
Trading Companies & Distributors (0.3%):
31,717 Fastenal Co. 2,280,769
3,615 United Rentals, Inc. 2,546,551
2,410 W.W. Grainger, Inc. 2,540,261
7,367,581
Water Utilities (0.1%):
10,933 American Water Works Co., Inc. 1,361,049
Wireless Telecommunication Services (0.2%):
26,732 T-Mobile US, Inc. 5,900,554
Total Common Stocks (Cost $795,449,111) 2,737,671,104
Affiliated Investment Company (0.0%
†
):
Money Market Funds (0.0%
†
):
295,324 BlackRock Liquidity FedFund, Institutional Class ,
5.02%
+
(a)(b) 295,324
Total Affiliated Investment Company (Cost $295,324) 295,324
Unaffiliated Investment Company (0.1%):
Money Market Funds (0.1%):
2,493,846 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.33%(b) 2,493,846
Total Unaffiliated Investment Company (Cost $2,493,846) 2,493,846
Total Investment Securities
(Cost $798,238,281 ) — 99.3% (c) 2,740,460,274
Net other assets (liabilities) — 0.7% 18,373,296
Net Assets — 100.0% $ 2,758,833,570

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2024 .
* Non-income producing security.
† Represents less than 0.05%.
+ Affiliated Securities
^ This security or a partial position of this security was on loan as of December 31, 2024. The total value of securities on loan as of December 31, 2024 was $287,357.
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2024.
(b) The rate represents the effective yield at December 31, 2024.
(c) See Federal Tax Information listed in the Notes to the Financial Statements.
Futures Contracts
At December 31, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini March Futures (U.S. Dollar) 3/21/25 73 $ 21,665,488 $ (20,030)
$ (20,030)

AZL S&P 500 Index Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2024
Statement of Operations
For the Year Ended December 31, 2024
Assets:
Investments in non-affiliates, at cost $ 795,917,511
Investments in affiliates, at cost 2,320,770
aaa
aaa
Investments in non-affiliates, at value(a) $ 2,731,908,714
Investments in affiliates, at value 8,551,560
Deposit at broker for futures contracts collateral 308,000
Interest and dividends receivable 1,708,181
Foreign currency, at value (cost $82,083) 72,949
Receivable for investments sold 17,955, 705
Receivable for variation margin on futures contracts 3,348
Prepaid expenses 14,224
Reclaims receivable 28,603
Total Assets 2,760,551,284
Liabilities:
Cash overdraft 28,486
Payable for capital shares redeemed 96,467
Payable for collateral received on loaned securities 295,324
Management fees payable 410,921
Administration fees payable 47,499
Distribution fees payable 585,245
Custodian fees payable 19,155
Administrative and compliance services fees payable 11,911
Transfer agent fees payable 3,475
Trustee fees payable 24,923
Other accrued liabilities 194,308
Total Liabilities 1,717,714
Commitments and contingent liabilities^
Net Assets
$ 2,758,833,570
Net Assets Consist of:
Paid in capital $ 371,193,165
Total distributable earnings 2,387,640,405
Net Assets
$ 2,758,833,570
Class 1
Net Assets $ 87,583,773
Shares of beneficial interest (unlimited number of shares authorized, no par value) 3,642,834
Net Asset Value (offering and redemption price per share) $ 24.04
Class 2
Net Assets $ 2,671,249,797
Shares of beneficial interest (unlimited number of shares authorized, no par value) 112,408,591
Net Asset Value (offering and redemption price per share) $ 23.76
(a) Includes securities on loan of $287,357.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from non-affiliates $ 38,261,188
Dividends from affiliates 172,482
Interest 34,493
Income from securities lending 238
Foreign withholding tax (2,709)
Total Investment Income 38,465,692
Expenses:
Management fees 4,759,937
Administration fees 734,096
Distribution fees - Class 2 6,786,879
Custodian fees 74,849
Administrative and compliance services fees 37,063
Transfer agent fees 17,688
Trustee fees 107,623
Professional fees 134,441
Licensing fees 595,946
Shareholder reports 19,030
Other expenses 49,697
Total expenses 13,317,249
Net Investment Income/(Loss)
25,148,443
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 454,364,185
Net realized gains/(losses) on affiliated transactions 932,151
Net realized gains/(losses) on futures contracts 1,914,859
Change in net unrealized appreciation/depreciation on securities and foreign currencies 137,364,271
Change in net unrealized appreciation/depreciation on affiliated transactions 886,309
Change in net unrealized appreciation/depreciation on futures contracts (188,743)
Net realized and Change in net unrealized gains/losses on
investments
595,273,032
Change in Net Assets Resulting From Operations
$ 620,421,475

AZL S&P 500 Index Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2024
For the
Year Ended
December 31, 2023
Change In Net Assets:
Operations:
Net investment income/(loss) $ 25,148,443 $ 29,896,929
Net realized gains/(losses) on investments 457,211,195 118,800,562
Change in unrealized appreciation/depreciation on investments 138,061,837 440,415,889
Change in net assets resulting from operations 620,421,475 589,113,380
Distributions to Shareholders:
Class 1 (4,765,589) (3,981,666)
Class 2 (149,746,440) (122,245,256)
Change in net assets resulting from distributions to shareholders (154,512,029) (126,226,922)
Capital Transactions:
Class 1
Proceeds from shares issued 276,285 698,076
Proceeds from dividends reinvested 4,765,589 3,981,666
Value of shares redeemed (11,209,530) (9,817,744)
Total Class 1 Shares (6,167,656) (5,138,002)
Class 2
Proceeds from shares issued 285,249,049 146,677,489
Proceeds from dividends reinvested 149,746,440 122,245,255
Value of shares redeemed (732,654,355) (532,949,406)
Total Class 2 Shares (297,658,866) (264,026,662)
Change in net assets resulting from capital transactions (303,826,522) (269,164,664)
Change in net assets 162,082,924 193,721,794
Net Assets:
Beginning of period 2,596,750,646 2,403,028,852
End of period $ 2,758,833,570 $ 2,596,750,646
Share Transactions:
Class 1
Shares issued 11,498 38,504
Dividends reinvested 204,795 219,134
Shares redeemed (488,601) (520,676)
Total Class 1 Shares (272,308) (263,038)
Class 2
Shares issued 13,371,071 8,553,321
Dividends reinvested 6,505,058 6,798,957
Shares redeemed (32,224,240) (28,220,526)
Total Class 2 Shares (12,348,111) (12,868,248)
Change in shares (12,620,419) (13,131,286)

AZL S&P 500 Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Class 1
Net Asset Value, Beginning of Period
$ 20.39  $ 17.12  $ 24.64  $ 20.53  $ 18.39
Investment Activities:
Net Investment Income/(Loss)(a) 0.26  0.27  0.28  0.26  0.28
Net Realized and Unrealized Gains/(Losses) on Investments 4.74  4.04  (4.84) 5.42  2.90
Total from Investment Activities 5.00  4.31  (4.56) 5.68  3.18
Distributions to Shareholders From:
Net Investment Income (0.30) (0.29) (0.29) (0.29) (0.35)
Net Realized Gains (1.05) (0.75) (2.67) (1.28) (0.69)
Total Dividends (1.35) (1.04) (2.96) (1.57) (1.04)
Net Asset Value, End of Period
$ 24.04  $ 20.39  $ 17.12  $ 24.64  $ 20.53
Total Return
(b) 24.74% 25.93% (18.31)% 28.42% 17.82%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 87,584  $ 79,843  $ 71,530  $ 99,137  $ 86,300
Net Investment Income/(Loss) 1.14% 1.42% 1.37% 1.15% 1.53%
Expenses Before Reductions(c) 0.23% 0.23% 0.22% 0.24% 0.25%
Expenses Net of Reductions 0.23% 0.23% 0.22% 0.24% 0.25%
Portfolio Turnover Rate(d) 11% 7% 2% 17% 10%
Class 2
Net Asset Value, Beginning of Period
$ 20.18  $ 16.94  $ 24.40  $ 20.35  $ 18.24
Investment Activities:
Net Investment Income/(Loss)(a) 0.20  0.22  0.23  0.20  0.24
Net Realized and Unrealized Gains/(Losses) on Investments 4.68  4.01  (4.79) 5.37  2.86
Total from Investment Activities 4.88  4.23  (4.56) 5.57  3.10
Distributions to Shareholders From:
Net Investment Income (0.25) (0.24) (0.23) (0.24) (0.30)
Net Realized Gains (1.05) (0.75) (2.67) (1.28) (0.69)
Total Dividends (1.30) (0.99) (2.90) (1.52) (0.99)
Net Asset Value, End of Period
$ 23.76  $ 20.18  $ 16.94  $ 24.40  $ 20.35
Total Return
(b) 24.37% 25.68% (18.51)% 28.12% 17.50%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 2,671,250  $ 2,516,908  $ 2,331,499  $ 3,233,900  $ 2,751,399
Net Investment Income/(Loss) 0.89% 1.17% 1.12% 0.89% 1.31%
Expenses Before Reductions(c) 0.48% 0.48% 0.47% 0.49% 0.50%
Expenses Net of Reductions 0.48% 0.48% 0.47% 0.49% 0.50%
Portfolio Turnover Rate(d) 11% 7% 2% 17% 10%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any . If such fee reductions had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

AZL S&P 500 Index Fund
Notes to the Financial Statements
December 31, 2024

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL S&P 500 Index
Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL S&P 500 Index Fund
Notes to the Financial Statements
December 31, 2024

Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2024 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $24 during the year ended December 31, 2024. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $295,324 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2024. At December 31, 2024, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2024, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the year ended December 31, 2024, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December
31, 2024, the monthly average notional amount for long contracts was $18.1 million. There was no short contract activity during the period. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.

AZL S&P 500 Index Fund
Notes to the Financial Statements
December 31, 2024

Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2024:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2024:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
For the year ended December 31, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Subadviser from the Manager is 0.015%.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the year ended December 31, 2024, there were no such waivers.
At December 31, 2024, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
– (20,030)
Futures Contracts Receivable for variation margin on futures contracts* $— Payable for variation margin on futures contracts* $20,030
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts”.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(1,914,859) 188,743
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 1,914,859 $ (188,743)
Annual Rate* Annual Expense Limit
AZL S&P 500 Index Fund, Class 1 0.17% 0.46%
AZL S&P 500 Index Fund, Class 2 0.17% 0.71%
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
12/31/24
Shares
as of
12/31/24
Dividend
Income
Capital Gains
Distributions
BlackR ock, Inc. $ 7,298,082 $ 934,363 $ (1,794,669) $ 932,151 $ 886,309 $ 8,256,236 8,054 $ 172,482 $ —
BlackRock Liquidity FedFund ,
Institutional Class — 295,324
(a)
— — — 295,324 295,324 238
(b)
—
$ 7,298,082 $ 1 , 229 , 687 $ (1 , 794 , 669) $ 932 , 151 $ 88 6 , 309 $ 8 , 551 , 560 303 , 378 $ 172 , 720 $ —
(a) Represents net amount purchased (sold).
(b) All or portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of securities lending fees and collateral investment expenses, and other payments to and from borrowers of securities.

AZL S&P 500 Index Fund
Notes to the Financial Statements
December 31, 2024

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and officer support services to the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

AZL S&P 500 Index Fund
Notes to the Financial Statements
December 31, 2024

The following is a summary of the valuation inputs used as of December 31, 2024 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2024 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Concentration Risk : The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.
Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Technology Sector Risk : Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 is $824,958,436. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 2,737,671,104 $ — $ — $ 2,737,671,104
Affiliated Investment Company 295,324 — — 295,324
Unaffiliated Investment Company 2,493,846 — — 2,493,846
Total Investment Securities 2,740,460,274 — — 2,740,460,274
Other Financial Instruments:
*
Futures Contracts (20,030) — — (20,030)
Total Investments $2,740,440,244 $— $— $2,740,440,244
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
Purchases Sales
AZL S&P 500 Index Fund $318,023,443 $759,703,207
Unrealized appreciation $1,935,126,398
Unrealized (depreciation) (19,624,560)
Net unrealized appreciation/(depreciation) $1,915,501,838

AZL S&P 500 Index Fund
Notes to the Financial Statements
December 31, 2024

The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the
1940 Act. As of December 31, 2024, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 55% of the Fund.
Investment activities of these shareholders could have a material impact to the Fund.
9. Segment Reporting
The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. Subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL S&P 500 Index Fund $31,174,799 $123,337,230 $154,512,029
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL S&P 500 Index Fund $30,893,979 $95,332,943 $126,226,922
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL S&P 500 Index Fund $26,524,207 $445,623,579 $— $1,915,492,619 $2,387,640,405
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, investments in real estate investment trusts and other miscellaneous differences.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL S&P 500 Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL S&P 500 Index Fund (one of the funds constituting
Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2024, 100% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2024, the Fund declared net short-term capital gain distributions of $1,280,316.
During the year ended December 31, 2024, the Fund declared net long-term capital gain distributions of $123,337,230.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Approval of Investment Advisory and Subadvisory Agreements
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (together, the
“Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”).
As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2026 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the
Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b)
Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b-1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and
relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2024. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 4 and 11, 2024, and September 24, 2024, as well as in various other meetings preceding those meetings. Accordingly, the Advisory Contracts were approved by the Board at an in-person meeting on September 24, 2024. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2026.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers . The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers . In connection with every quarterly Board meeting, as well as the summer and fall 2024 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 4 and 11, 2024, and
September 24, 2024, the Manager reported that for the one-year period ended December 31, 2023, six Funds were in the top 40%, four were in the middle 20%, and five were in the bottom 40% of their respective Lipper peer groups. For the three-year period ended December 31, 2023, eight Funds were in the top 40%, three were in the middle 20% and four were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2023, six Funds were in the top 40%, two were in the middle 20%, and seven were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Two Funds, the AZL Enhanced Bond Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The
Board had previously met with the portfolio managers of the AZL Government Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective Subadvisers. The Board also considered the impact of recoupment of previously waived fees and of low short-term interest rates on the performance of the AZL Government Money Market Fund during the periods measured.
The Board considered that the AZL Russell Value 1000 Index Fund, which was in the bottom 40% of its Lipper peer group for the three- and five-year periods, had shown improved relative performance in more recent periods.

At the Board meeting held September 24, 2024, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2024.
Thus, at the Board meeting held September 24, 2024, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds. The Manager supplied information to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account.
The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the
“actual” advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 14 Funds reviewed by the Board in the summer and fall of 2024, 13 Funds paid “actual” advisory fees in a percentage amount within the 65th percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2023 for the 14 Funds was as follows: (1) 13 of the Funds had management fee rankings at or below the 65th percentile (with 9 Funds at or below the 50th percentile); and (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category. The Board noted that it had previously considered and approved a temporary reduction in the AZL MSCI Global Equity Index Fund’s management fee, which is in effect through at least April 30, 2026. In addition, the Board also considered that the AZL Enhanced Bond Index Fund ranked at the 63rd percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b-1 fee paid by the Funds, and other
Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2021 through 2023. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2024, were approximately $14.2 billion, including assets of affiliated investing funds, and that no single Fund had assets in excess of approximately $3.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

ANNRPT1224 02/25
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Small Cap Stock Index Fund
Annual Financial Statements and Other Information
December 31, 2024

AZL® Small Cap Stock Index Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Approval of Investment Advisory and Subadvisory Agreements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks ( 99 .7% ):
Aerospace & Defense ( 1 .2% ):
12,213 AAR Corp.* $ 748,413
9,822 AeroVironment, Inc.* 1,511,507
17,672 Mercury Systems, Inc.* 742,224
10,195 Moog, Inc., Class A 2,006,784
1,654 National Presto Industries, Inc. 162,787
26,647 Triumph Group, Inc.* 497,233
5,668,948
Air Freight & Logistics ( 0 .2% ):
6,802 Forward Air Corp.* 219,364
21,466 Hub Group, Inc., Class A 956,525
1,175,889
Automobile Components ( 1 .4% ):
28,345 Adient plc* 488,384
45,409 American Axle & Manufacturing Holdings, Inc.* 264,735
44,728 Dana, Inc. 517,056
9,488 Dorman Products, Inc.* 1,229,170
14,553 Fox Factory Holding Corp.* 440,519
10,736 Gentherm, Inc.* 428,635
8,734 LCI Industries 903,008
11,947 Patrick Industries, Inc. 992,557
14,720 Phinia, Inc. 709,062
6,999 Standard Motor Products, Inc. 216,829
7,908 XPEL, Inc.* 315,846
6,505,801
Automobiles ( 0 .1% ):
10,204 Winnebago Industries, Inc. 487,547
Banks ( 9 .2% ):
22,718 Ameris Bancorp 1,421,465
30,343 Atlantic Union Bankshares Corp. 1,149,393
18,905 Axos Financial, Inc.* 1,320,514
46,850 Banc of California, Inc. 724,301
6,433 BancFirst Corp. 753,819
16,720 Bancorp, Inc. (The)* 879,974
13,680 Bank of Hawaii Corp. 974,563
25,851 BankUnited, Inc. 986,733
12,254 Banner Corp. 818,200
13,771 Berkshire Hills Bancorp, Inc. 391,510
32,326 Brookline Bancorp, Inc. 381,447
44,935 Capitol Federal Financial, Inc. 265,566
25,059 Cathay General Bancorp 1,193,059
9,710 Central Pacific Financial Corp. 282,075
5,241 City Holding Co. 620,954
18,268 Community Financial System, Inc. 1,126,770
10,415 Customers Bancorp, Inc.* 507,002
44,985 CVB Financial Corp. 963,129
12,481 Dime Community Bancshares, Inc. 383,604
10,982 Eagle Bancorp, Inc. 285,861
12,434 FB Financial Corp. 640,475
57,874 First BanCorp 1,075,878
14,544 First Bancorp/Southern Pines NC 639,500
36,284 First Commonwealth Financial Corp. 613,925
33,957 First Financial Bancorp 912,764
44,844 First Hawaiian, Inc. 1,163,702
64,093 Fulton Financial Corp. 1,235,713
11,345 Hanmi Financial Corp. 267,969
Shares Value
Common Stocks, continued
Banks, continued
12,658 Heritage Financial Corp. $ 310,121
16,258 Hilltop Holdings, Inc. 465,467
47,110 Hope Bancorp, Inc. 578,982
14,960 Independent Bank Corp. 960,282
12,329 Independent Bank Group, Inc. 748,000
8,935 Lakeland Financial Corp. 614,371
12,905 National Bank Holdings Corp., Class A 555,689
16,173 NBT Bancorp, Inc. 772,422
46,949 Northwest Bancshares, Inc. 619,257
15,610 OFG Bancorp 660,615
34,100 Pacific Premier Bancorp, Inc. 849,772
5,239 Park National Corp. 898,122
8,615 Pathward Financial, Inc. 633,892
4,255 Preferred Bank 367,547
40,225 Provident Financial Services, Inc. 759,046
21,132 Renasant Corp. 755,469
13,588 S&T Bancorp, Inc. 519,333
28,619 Seacoast Banking Corp. of Florida 787,881
17,722 ServisFirst Bancshares, Inc. 1,501,762
43,965 Simmons First National Corp., Class A 975,144
10,083 Southside Bancshares, Inc. 320,236
15,791 Stellar Bancorp, Inc. 447,675
4,460 Tompkins Financial Corp. 302,522
7,575 Triumph Financial, Inc.* 688,416
6,922 TrustCo Bank Corp. 230,572
21,730 Trustmark Corp. 768,590
40,750 United Community Banks, Inc. 1,316,632
18,969 Veritex Holdings, Inc. 515,198
28,355 WaFd, Inc. 914,165
9,264 Westamerica BanCorp 485,989
20,761 WSFS Financial Corp. 1,103,032
43,406,066
Beverages ( 0 .1% ):
4,980 MGP Ingredients, Inc. 196,063
8,132 National Beverage Corp. 346,992
543,055
Biotechnology ( 2 .3% ):
82,135 ADMA Biologics, Inc.* 1,408,615
55,901 Alkermes plc, ADR* 1,607,713
18,584 Arcus Biosciences, Inc.* 276,716
38,661 Catalyst Pharmaceuticals, Inc.* 806,855
42,919 Dynavax Technologies Corp.* 548,076
50,648 Ironwood Pharmaceuticals, Inc.* 224,371
8,867 Krystal Biotech, Inc.* 1,389,104
32,009 Myriad Genetics, Inc.* 438,843
20,752 Protagonist Therapeutics, Inc.* 801,027
46,510 TG Therapeutics, Inc.* 1,399,951
17,098 Vericel Corp.* 938,851
32,578 Vir Biotechnology, Inc.* 239,122
23,172 Xencor, Inc.* 532,493
10,611,737
Broadline Retail ( 0 .6% ):
38,879 Etsy, Inc.* 2,056,310
39,660 Kohl's Corp.^ 556,827
2,613,137

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Building Products ( 2 .7% ):
5,577 American Woodmark Corp.* $ 443,539
7,952 Apogee Enterprises, Inc. 567,852
15,240 Armstrong World Industries, Inc. 2,153,869
10,403 AZZ, Inc. 852,214
5,834 CSW Industrials, Inc. 2,058,235
10,464 Gibraltar Industries, Inc.* 616,330
13,633 Griffon Corp. 971,624
48,624 Hayward Holdings, Inc.* 743,461
6,516 Insteel Industries, Inc. 175,997
44,832 Masterbrand, Inc.* 654,995
16,382 Quanex Building Products Corp. 397,100
50,813 Resideo Technologies, Inc.* 1,171,240
49,981 Zurn Elkay Water Solutions Corp. 1,864,291
12,670,747
Capital Markets ( 2 .8% ):
9,367 Acadian Asset Management, Inc. 246,727
23,608 Artisan Partners Asset Management, Inc., Class A 1,016,325
132,980 BGC Group, Inc., Class A 1,204,799
9,567 Cohen & Steers, Inc. 883,417
9,195 Donnelley Financial Solutions, Inc.* 576,802
24,068 Moelis & Co., Class A 1,778,144
5,572 Piper Sandler Cos. 1,671,321
8,398 PJT Partners, Inc., Class A 1,325,288
22,303 StepStone Group, Inc., Class A 1,290,898
10,159 StoneX Group, Inc.* 995,277
28,890 Virtu Financial, Inc., Class A 1,030,795
2,360 Virtus Investment Partners, Inc. 520,569
40,706 WisdomTree, Inc. 427,413
12,967,775
Chemicals ( 2 .0% ):
9,421 AdvanSix, Inc. 268,404
11,653 Balchem Corp. 1,899,381
6,655 Hawkins, Inc. 816,369
18,894 HB Fuller Co. 1,274,967
12,598 Ingevity Corp.* 513,368
8,758 Innospec, Inc. 963,905
7,492 Koppers Holdings, Inc. 242,741
19,228 Mativ Holdings, Inc. 209,585
11,157 Minerals Technologies, Inc. 850,275
4,835 Quaker Chemical Corp. 680,575
14,742 Sensient Technologies Corp. 1,050,515
7,341 Stepan Co. 474,963
9,245,048
Commercial Services & Supplies ( 2 .3% ):
21,944 ABM Industries, Inc. 1,123,094
15,023 Brady Corp., Class A 1,109,449
38,586 CoreCivic, Inc.* 838,860
15,585 Deluxe Corp. 352,065
28,753 Enviri Corp.* 221,398
47,564 GEO Group, Inc. (The)* 1,330,841
25,919 Healthcare Services Group, Inc.* 301,049
16,473 HNI Corp. 829,745
20,483 Interface, Inc. 498,761
7,842 Liquidity Services, Inc.* 253,218
10,409 Matthews International Corp., Class A 288,121
24,142 MillerKnoll, Inc. 545,368
36,830 OPENLANE, Inc.* 730,707
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
57,063 Pitney Bowes, Inc. $ 413,136
7,741 Pursuit Attractions and Hospitality, Inc.* 329,070
5,217 UniFirst Corp. 892,576
39,855 Vestis Corp. 607,390
10,664,848
Communications Equipment ( 0 .8% ):
20,428 Calix, Inc.* 712,325
12,671 Digi International, Inc.* 383,044
46,058 Extreme Networks, Inc.* 771,011
40,388 Harmonic, Inc.* 534,333
24,654 NetScout Systems, Inc.* 534,006
29,718 Viasat, Inc.* 252,900
78,541 Viavi Solutions, Inc.* 793,264
3,980,883
Construction & Engineering ( 1 .7% ):
17,117 Arcosa, Inc. 1,655,899
10,208 Dycom Industries, Inc.* 1,776,804
17,633 Everus Construction Group, Inc.* 1,159,370
15,323 Granite Construction, Inc. 1,343,980
71,602 MDU Resources Group, Inc. 1,290,268
5,590 MYR Group, Inc.* 831,624
8,057,945
Consumer Finance ( 0 .9% ):
17,177 Bread Financial Holdings, Inc. 1,048,828
7,839 Encore Capital Group, Inc.* 374,469
9,249 Enova International, Inc.* 886,794
19,472 EZCORP, Inc., Class A* 237,948
17,450 Green Dot Corp., Class A* 185,668
29,140 Navient Corp. 387,270
13,673 PRA Group, Inc.* 285,629
14,400 PROG Holdings, Inc. 608,544
1,368 World Acceptance Corp.* 153,818
4,168,968
Consumer Staples Distribution & Retail ( 0 .7% ):
11,584 Andersons, Inc. (The) 469,384
12,060 Chefs' Warehouse, Inc. (The)* 594,799
33,525 Grocery Outlet Holding Corp.* 523,325
8,666 PriceSmart, Inc. 798,745
11,780 SpartanNash Co. 215,810
20,835 United Natural Foods, Inc.* 569,004
3,171,067
Containers & Packaging ( 0 .5% ):
55,501 O-I Glass, Inc.* 601,631
47,403 Sealed Air Corp. 1,603,643
2,205,274
Diversified Consumer Services ( 1 .2% ):
12,998 Adtalem Global Education, Inc.* 1,180,868
26,508 Frontdoor, Inc.* 1,449,192
33,299 Mister Car Wash, Inc.* 242,750
20,930 Perdoceo Education Corp. 554,017
8,354 Strategic Education, Inc. 780,431
14,873 Stride, Inc.* 1,545,751
5,753,009

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Diversified REITs ( 0 .8% ):
24,996 Alexander & Baldwin, Inc. $ 443,429
16,916 American Assets Trust, Inc. 444,214
22,670 Armada Hoffler Properties, Inc. 231,914
62,729 Essential Properties Realty Trust, Inc. 1,962,163
68,838 Global Net Lease, Inc. 502,518
3,584,238
Diversified Telecommunication Services ( 0 .9% ):
14,723 Cogent Communications Holdings, Inc. 1,134,701
42,323 EchoStar Corp., Class A* 969,197
355,703 Lumen Technologies, Inc.* 1,888,783
15,939 Shenandoah Telecommunications Co. 200,991
4,193,672
Electric Utilities ( 0 .5% ):
12,752 MGE Energy, Inc. 1,198,178
14,652 Otter Tail Corp. 1,081,904
2,280,082
Electrical Equipment ( 0 .4% ):
3,287 Powell Industries, Inc. 728,564
78,360 Sunrun, Inc.* 724,830
7,919 Vicor Corp.* 382,646
1,836,040
Electronic Equipment, Instruments & Components ( 3 .4% ):
13,080 Advanced Energy Industries, Inc. 1,512,440
35,186 Arlo Technologies, Inc.* 393,731
10,262 Badger Meter, Inc. 2,176,775
12,781 Benchmark Electronics, Inc. 580,257
9,965 CTS Corp. 525,454
9,461 ePlus, Inc.* 698,979
9,551 Insight Enterprises, Inc.* 1,452,707
15,825 Itron, Inc.* 1,718,279
28,913 Knowles Corp.* 576,236
5,422 OSI Systems, Inc.* 907,806
4,135 PC Connection, Inc. 286,431
9,652 Plexus Corp.* 1,510,345
5,673 Rogers Corp.* 576,434
19,116 Sanmina Corp.* 1,446,508
8,135 ScanSource, Inc.* 386,006
35,475 TTM Technologies, Inc.* 878,006
34,084 Vishay Intertechnology, Inc. 577,383
16,203,777
Energy Equipment & Services ( 2 .2% ):
60,055 Archrock, Inc. 1,494,769
21,179 Atlas Energy Solutions, Inc.^ 469,750
8,505 Bristow Group, Inc.* 291,722
23,401 Cactus, Inc., Class A 1,365,682
16,576 Core Laboratories, Inc. 286,931
50,639 Helix Energy Solutions Group, Inc.* 471,955
34,537 Helmerich & Payne, Inc. 1,105,875
11,608 Innovex International, Inc.* 162,164
56,629 Liberty Energy, Inc. 1,126,351
3,119 Nabors Industries, Ltd.* 178,313
35,155 Oceaneering International, Inc.* 916,842
121,393 Patterson-UTI Energy, Inc. 1,002,706
27,985 ProPetro Holding Corp.* 261,100
30,627 RPC, Inc. 181,924
Shares Value
Common Stocks, continued
Energy Equipment & Services, continued
16,781 Tidewater, Inc.* $ 918,089
10,234,173
Entertainment ( 0 .5% ):
37,224 Cinemark Holdings, Inc.* 1,153,200
5,805 Madison Square Garden Sports Corp.* 1,310,072
2,463,272
Financial Services ( 2 .1% ):
21,366 EVERTEC, Inc. 737,768
13,961 Jackson Financial, Inc., Class A 1,215,724
22,738 Mr. Cooper Group, Inc.* 2,183,075
25,709 NCR Atleos Corp.* 872,049
28,068 NMI Holdings, Inc.* 1,031,780
89,157 Payoneer Global, Inc.* 895,136
53,828 Radian Group, Inc. 1,707,424
11,112 Walker & Dunlop, Inc. 1,080,198
9,723,154
Food Products ( 1 .2% ):
27,865 B&G Foods, Inc. 191,990
14,084 Cal-Maine Foods, Inc. 1,449,525
11,977 Fresh Del Monte Produce, Inc. 397,756
31,156 Hain Celestial Group, Inc. (The)* 191,610
5,414 J & J Snack Foods Corp. 839,874
3,000 John B Sanfilippo & Son, Inc. 261,330
31,069 Simply Good Foods Co. (The)* 1,211,070
4,989 Tootsie Roll Industries, Inc. 161,294
15,926 TreeHouse Foods, Inc.* 559,480
23,327 WK Kellogg Co. 419,653
5,683,582
Gas Utilities ( 0 .3% ):
7,664 Chesapeake Utilities Corp. 930,026
13,575 Northwest Natural Holding Co. 537,027
1,467,053
Ground Transportation ( 0 .8% ):
8,240 ArcBest Corp. 768,957
15,800 Heartland Express, Inc. 177,276
44,556 Hertz Global Holdings, Inc.* 163,075
18,364 Marten Transport, Ltd. 286,662
48,478 RXO, Inc.* 1,155,716
15,523 Schneider National, Inc., Class B 454,513
20,660 Werner Enterprises, Inc. 742,107
3,748,306
Health Care Equipment & Supplies ( 3 .8% ):
13,014 Artivion, Inc.* 372,070
15,677 Avanos Medical, Inc.* 249,578
10,517 CONMED Corp. 719,783
19,776 Embecta Corp. 408,374
19,318 Glaukos Corp.* 2,896,541
8,574 ICU Medical, Inc.* 1,330,428
17,423 Inari Medical, Inc.* 889,444
10,423 Inspire Medical Systems, Inc.* 1,932,216
11,686 Integer Holdings Corp.* 1,548,629
23,082 Integra LifeSciences Holdings Corp.* 523,500
7,024 LeMaitre Vascular, Inc. 647,191
20,404 Merit Medical Systems, Inc.* 1,973,475

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
4,420 OmniAb Operations, Inc. - Vesting 12.5*(a) $ —
4,420 OmniAb Operations, Inc. - Vesting 15*(a) —
16,110 Omnicell, Inc.* 717,217
22,888 QuidelOrtho Corp.* 1,019,660
17,245 STAAR Surgical Co.* 418,881
22,779 Tandem Diabetes Care, Inc.* 820,500
11,711 TransMedics Group, Inc.* 730,181
2,576 UFP Technologies, Inc.* 629,858
17,827,526
Health Care Providers & Services ( 2 .7% ):
36,083 AdaptHealth Corp.* 343,510
6,204 Addus HomeCare Corp.* 777,671
13,208 AMN Healthcare Services, Inc.* 315,935
14,605 Astrana Health, Inc.* 460,496
37,641 Concentra Group Holdings Parent, Inc. 744,539
9,624 CorVel Corp.* 1,070,766
6,619 Fulgent Genetics, Inc.* 122,253
66,549 Hims & Hers Health, Inc.* 1,609,155
4,381 National HealthCare Corp. 471,220
44,326 NeoGenomics, Inc.* 730,493
25,613 Owens & Minor, Inc.* 334,762
27,588 Patterson Cos., Inc. 851,366
29,829 Pediatrix Medical Group, Inc.* 391,356
33,883 Premier, Inc., Class A 718,320
34,667 Privia Health Group, Inc.* 677,740
26,165 Progyny, Inc.* 451,346
23,093 RadNet, Inc.* 1,612,815
36,964 Select Medical Holdings Corp. 696,771
4,981 US Physical Therapy, Inc. 441,865
12,822,379
Health Care REITs ( 0 .7% ):
65,338 CareTrust REIT, Inc. 1,767,393
14,800 LTC Properties, Inc. 511,340
213,497 Medical Properties Trust, Inc.^ 843,313
3,970 Universal Health Realty Income Trust 147,724
3,269,770
Health Care Technology ( 0 .2% ):
38,646 Certara, Inc.* 411,580
7,922 HealthStream, Inc. 251,919
19,210 Schrodinger, Inc.* 370,561
5,248 Simulations Plus, Inc. 146,367
1,180,427
Hotel & Resort REITs ( 0 .9% ):
79,231 Apple Hospitality REIT, Inc. 1,216,196
75,569 DiamondRock Hospitality Co. 682,388
40,819 Pebblebrook Hotel Trust 553,097
39,002 Summit Hotel Properties, Inc. 267,164
70,819 Sunstone Hotel Investors, Inc. 838,497
36,073 Xenia Hotels & Resorts, Inc. 536,045
4,093,387
Hotels, Restaurants & Leisure ( 2 .2% ):
8,068 BJ's Restaurants, Inc.* 283,469
27,142 Bloomin' Brands, Inc. 331,404
15,532 Brinker International, Inc.* 2,054,728
16,291 Cheesecake Factory, Inc. (The) 772,845
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
7,563 Cracker Barrel Old Country Store, Inc. $ 399,780
11,220 Dave & Buster's Entertainment, Inc.* 327,512
7,422 Golden Entertainment, Inc. 234,535
6,629 Jack in the Box, Inc. 276,032
4,315 Monarch Casino & Resort, Inc. 340,453
11,179 Papa John's International, Inc. 459,122
52,883 Penn Entertainment, Inc.* 1,048,141
135,891 Sabre Corp.* 496,002
13,951 Shake Shack, Inc., Class A* 1,810,840
32,627 Six Flags Entertainment Corp.* 1,572,295
10,407,158
Household Durables ( 3 .2% ):
2,846 Cavco Industries, Inc.* 1,269,970
9,653 Century Communities, Inc. 708,144
17,476 Champion Homes, Inc.* 1,539,636
9,572 Dream Finders Homes, Inc., Class A* 222,740
7,660 Ethan Allen Interiors, Inc. 215,323
10,200 Green Brick Partners, Inc.* 576,198
7,914 Helen of Troy, Ltd.* 473,495
8,107 Installed Building Products, Inc. 1,420,752
14,313 La-Z-Boy, Inc. 623,617
47,053 Leggett & Platt, Inc. 451,709
7,150 LGI Homes, Inc.* 639,210
9,685 M/I Homes, Inc.* 1,287,621
12,874 Meritage Homes Corp. 1,980,279
148,127 Newell Brands, Inc. 1,475,345
42,648 Sonos, Inc.* 641,426
32,940 Tri Pointe Homes, Inc.* 1,194,404
10,802 Worthington Enterprises, Inc. 433,268
15,153,137
Household Products ( 0 .6% ):
4,459 Central Garden & Pet Co.* 173,009
16,408 Central Garden & Pet Co., Class A* 542,285
22,109 Energizer Holdings, Inc. 771,383
4,706 WD-40 Co. 1,142,052
2,628,729
Independent Power and Renewable Electricity Producers
( 0 .2% ):
14,553 Clearway Energy, Inc., Class A 355,821
27,548 Clearway Energy, Inc., Class C 716,248
1,072,069
Industrial REITs ( 0 .7% ):
10,047 Innovative Industrial Properties, Inc. 669,532
107,976 LXP Industrial Trust 876,765
33,232 Terreno Realty Corp. 1,965,341
3,511,638
Insurance ( 2 .6% ):
17,106 Ambac Financial Group, Inc.* 216,391
6,879 AMERISAFE, Inc. 354,544
17,934 Assured Guaranty, Ltd. 1,614,239
9,028 Employers Holdings, Inc. 462,504
166,367 Genworth Financial, Inc.* 1,162,905
8,607 Goosehead Insurance, Inc., Class A* 922,843
2,974 HCI Group, Inc. 346,560
14,547 Horace Mann Educators Corp. 570,679

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Insurance, continued
63,103 Lincoln National Corp. $ 2,000,996
9,576 Mercury General Corp. 636,613
9,276 Palomar Holdings, Inc.* 979,453
18,663 ProAssurance Corp.* 296,928
5,676 Safety Insurance Group, Inc. 467,702
34,046 SiriusPoint, Ltd.* 558,014
10,040 Stewart Information Services Corp. 677,600
12,064 Trupanion, Inc.* 581,485
7,674 United Fire Group, Inc. 218,325
12,067,781
Interactive Media & Services ( 1 .2% ):
30,534 Cargurus, Inc.* 1,115,712
21,022 Cars.com, Inc.* 364,311
25,239 IAC, Inc.* 1,088,811
20,091 QuinStreet, Inc.* 463,499
8,531 Shutterstock, Inc. 258,916
38,817 TripAdvisor, Inc.* 573,327
21,902 Yelp, Inc.* 847,607
14,872 Ziff Davis, Inc.* 808,145
5,520,328
IT Services ( 0 .5% ):
22,134 DigitalOcean Holdings, Inc.* 754,105
63,348 DXC Technology Co.* 1,265,693
21,448 Grid Dynamics Holdings, Inc.* 477,004
2,496,802
Leisure Products ( 0 .2% ):
20,542 Revelyst, Inc.* 395,023
5,405 Sturm Ruger & Co., Inc. 191,175
50,682 Topgolf Callaway Brands Corp.* 398,360
984,558
Life Sciences Tools & Services ( 0 .5% ):
16,005 Azenta, Inc.* 800,250
12,764 BioLife Solutions, Inc.* 331,353
37,028 Cytek Biosciences, Inc.* 240,312
31,281 Fortrea Holdings, Inc.* 583,391
1,934 Mesa Laboratories, Inc. 255,036
2,210,342
Machinery ( 4 .2% ):
3,474 Alamo Group, Inc. 645,851
10,645 Albany International Corp. 851,281
7,967 Astec Industries, Inc. 267,691
15,761 Barnes Group, Inc. 744,865
18,477 Enerpac Tool Group Corp. 759,220
7,134 Enpro, Inc. 1,230,258
8,911 ESCO Technologies, Inc. 1,187,034
21,071 Federal Signal Corp. 1,946,750
13,709 Franklin Electric Co., Inc. 1,335,942
78,728 Gates Industrial Corp. plc* 1,619,435
10,861 Greenbrier Cos., Inc. (The) 662,412
24,294 Hillenbrand, Inc. 747,769
10,825 JBT Marel Corp. 1,375,857
27,326 Kennametal, Inc. 656,371
3,572 Lindsay Corp. 422,603
8,647 Proto Labs, Inc.* 338,011
16,391 SPX Technologies, Inc.* 2,385,218
Shares Value
Common Stocks, continued
Machinery, continued
4,147 Standex International Corp. $ 775,448
6,477 Tennant Co. 528,070
18,959 Titan International, Inc.* 128,732
28,737 Trinity Industries, Inc. 1,008,669
15,761 Wabash National Corp. 269,986
19,887,473
Marine Transportation ( 0 .3% ):
11,751 Matson, Inc. 1,584,505
Media ( 0 .6% ):
1,576 Cable One, Inc. 570,701
14,646 John Wiley & Sons, Inc., Class A 640,177
8,863 Scholastic Corp. 189,048
9,401 TechTarget, Inc.* 186,328
54,661 TEGNA, Inc. 999,750
11,422 Thryv Holdings, Inc.* 169,045
2,755,049
Metals & Mining ( 1 .8% ):
3,787 Alpha Metallurgical Resources, Inc.* 757,854
6,249 Arch Resources, Inc. 882,484
49,264 ATI, Inc.* 2,711,491
18,501 Century Aluminum Co.* 337,088
5,790 Kaiser Aluminum Corp. 406,863
7,306 Materion Corp. 722,417
13,402 Metallus, Inc.* 189,370
41,350 MP Materials Corp.*^ 645,060
29,624 SunCoke Energy, Inc. 316,977
18,202 Warrior Met Coal, Inc. 987,277
11,584 Worthington Steel, Inc. 368,603
8,325,484
Mortgage Real Estate Investment
Trusts (REITs) ( 1 .4% ):
46,815 Apollo Commercial Real Estate Finance, Inc. 405,418
66,549 Arbor Realty Trust, Inc.^ 921,703
15,538 ARMOUR Residential REIT, Inc. 293,047
61,180 Blackstone Mortgage Trust, Inc., Class A 1,065,144
28,044 Ellington Financial, Inc.^ 339,893
28,581 Franklin BSP Realty Trust, Inc. 358,406
41,120 Hannon Armstrong Sustainable Infrastructure
Capital, Inc. 1,103,249
20,034 KKR Real Estate Finance Trust, Inc. 202,343
32,480 New York Mortgage Trust, Inc. 196,829
30,348 PennyMac Mortgage Investment Trust 382,081
62,929 Ready Capital Corp.^ 429,176
50,890 Redwood Trust, Inc. 332,312
34,731 Two Harbors Investment Corp. 410,868
6,440,469
Multi-Utilities ( 0 .3% ):
27,769 Avista Corp. 1,017,179
6,095 Unitil Corp. 330,288
1,347,467
Office REITs ( 1 .1% ):
63,284 Brandywine Realty Trust 354,390
60,097 Douglas Emmett, Inc. 1,115,400
32,166 Easterly Government Properties, Inc. 365,406

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Office REITs, continued
38,054 Highwoods Properties, Inc. $ 1,163,691
30,258 JBG SMITH Properties 465,066
25,094 SL Green Realty Corp. 1,704,385
5,168,338
Oil, Gas & Consumable Fuels ( 2 .6% ):
24,317 California Resources Corp. 1,261,809
31,806 Comstock Resources, Inc.* 579,505
9,251 CONSOL Energy, Inc. 986,897
61,105 Crescent Energy Co., Class A 892,744
11,222 CVR Energy, Inc. 210,300
12,643 Dorian LPG, Ltd. 308,110
22,918 Green Plains, Inc.* 217,263
14,005 International Seaways, Inc. 503,340
66,865 Magnolia Oil & Gas Corp., Class A 1,563,304
34,569 Northern Oil & Gas, Inc. 1,284,584
19,486 Par Pacific Holdings, Inc.* 319,375
43,087 Peabody Energy Corp. 902,242
5,424 REX American Resources Corp.* 226,127
40,344 SM Energy Co. 1,563,733
44,133 Talos Energy, Inc.* 428,531
8,764 Vital Energy, Inc.* 270,983
19,874 World Kinect Corp. 546,734
12,065,581
Paper & Forest Products ( 0 .2% ):
12,292 Sylvamo Corp. 971,314
Passenger Airlines ( 1 .2% ):
43,737 Alaska Air Group, Inc.* 2,831,971
4,972 Allegiant Travel Co. 467,964
103,863 JetBlue Airways Corp.* 816,363
14,361 SkyWest, Inc.* 1,437,967
13,562 Sun Country Airlines Holdings, Inc.* 197,734
5,751,999
Personal Care Products ( 0 .3% ):
16,522 Edgewell Personal Care Co. 555,139
6,259 Interparfums, Inc. 823,121
3,660 USANA Health Sciences, Inc.* 131,358
1,509,618
Pharmaceuticals ( 1 .7% ):
13,112 Amphastar Pharmaceuticals, Inc.* 486,849
5,658 ANI Pharmaceuticals, Inc.* 312,774
11,420 Collegium Pharmaceutical, Inc.* 327,183
32,486 Corcept Therapeutics, Inc.* 1,636,969
13,251 Harmony Biosciences Holdings, Inc.* 455,967
19,857 Innoviva, Inc.* 344,519
6,537 Ligand Pharmaceuticals, Inc.* 700,440
90,431 Organon & Co. 1,349,230
15,888 Pacira BioSciences, Inc.* 299,330
7,520 Phibro Animal Health Corp., Class A 157,920
16,899 Prestige Consumer Healthcare, Inc.* 1,319,643
18,957 Supernus Pharmaceuticals, Inc.* 685,485
8,076,309
Professional Services ( 1 .5% ):
40,457 Amentum Holdings, Inc.* 850,811
9,567 CSG Systems International, Inc. 488,969
Shares Value
Common Stocks, continued
Professional Services, continued
7,307 Heidrick & Struggles International, Inc. $ 323,773
18,355 Korn Ferry 1,238,045
16,888 NV5 Global, Inc.* 318,170
35,244 Robert Half, Inc. 2,483,292
57,969 Verra Mobility Corp.* 1,401,691
7,104,751
Real Estate Management & Development ( 0 .5% ):
69,490 Cushman & Wakefield plc* 908,929
29,719 eXp World Holdings, Inc. 342,066
42,178 Kennedy-Wilson Holdings, Inc. 421,358
8,543 Marcus & Millichap, Inc. 326,855
13,105 St. Joe Co. (The) 588,808
2,588,016
Residential REITs ( 0 .3% ):
5,275 Centerspace 348,941
30,523 Elme Communities 466,086
7,597 NexPoint Residential Trust, Inc. 317,175
27,373 Veris Residential, Inc. 455,213
1,587,415
Retail REITs ( 1 .9% ):
40,374 Acadia Realty Trust 975,436
32,896 Curbline Properties Corp. 763,845
15,872 Getty Realty Corp. 478,223
83,320 Macerich Co. (The) 1,659,735
42,641 Phillips Edison & Co., Inc. 1,597,332
44,665 Retail Opportunity Investments Corp. 775,384
3,920 Saul Centers, Inc. 152,096
16,804 SITE Centers Corp.* 256,933
38,437 Tanger, Inc. 1,311,855
42,920 Urban Edge Properties 922,780
16,540 Whitestone REIT 234,372
9,127,991
Semiconductors & Semiconductor Equipment ( 3 .2% ):
8,202 Alpha & Omega Semiconductor, Ltd.* 303,720
11,388 Axcelis Technologies, Inc.* 795,680
8,141 CEVA, Inc.* 256,849
16,525 Cohu, Inc.* 441,217
16,045 Diodes, Inc.* 989,495
26,796 FormFactor, Inc.* 1,179,024
11,613 Ichor Holdings, Ltd.* 374,171
8,036 Impinj, Inc.* 1,167,309
18,880 Kulicke & Soffa Industries, Inc. 880,941
26,584 MaxLinear, Inc.* 525,831
10,598 PDF Solutions, Inc.* 286,994
18,544 Penguin Solutions, Inc.* 355,859
21,962 Photronics, Inc.* 517,425
32,460 Qorvo, Inc.* 2,269,928
29,347 Semtech Corp.* 1,815,112
6,625 SiTime Corp.* 1,421,261
20,146 SolarEdge Technologies, Inc.*^ 273,986
15,740 Ultra Clean Holdings, Inc.* 565,853
19,740 Veeco Instruments, Inc.* 529,032
43,383 Wolfspeed, Inc.* 288,931
15,238,618

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Software ( 3 .9% ):
24,769 A10 Networks, Inc. $ 455,750
36,939 ACI Worldwide, Inc.* 1,917,503
38,452 Adeia, Inc. 537,559
7,731 Agilysys, Inc.* 1,018,250
16,882 Alarm.com Holdings, Inc.* 1,026,426
17,963 BlackLine, Inc.* 1,091,432
50,174 Box, Inc., Class A* 1,585,498
32,544 Clear Secure, Inc., Class A 866,972
48,736 DoubleVerify Holdings, Inc.* 936,219
8,847 InterDigital, Inc. 1,713,841
22,239 LiveRamp Holdings, Inc.* 675,398
111,823 MARA Holdings, Inc.* 1,875,272
25,127 N-able, Inc.* 234,686
50,927 NCR Voyix Corp.* 704,830
14,704 Progress Software Corp. 957,966
19,701 SolarWinds Corp. 280,739
39,692 Sprinklr, Inc., Class A* 335,397
13,008 SPS Commerce, Inc.* 2,393,342
18,607,080
Specialized REITs ( 0 .5% ):
30,586 Four Corners Property Trust, Inc. 830,104
48,461 Outfront Media, Inc. 859,698
16,247 Safehold, Inc. 300,245
87,177 Uniti Group, Inc. 479,473
2,469,520
Specialty Retail ( 4 .0% ):
24,245 Academy Sports & Outdoors, Inc. 1,394,815
20,406 Advance Auto Parts, Inc. 965,000
60,771 American Eagle Outfitters, Inc. 1,013,053
6,922 Asbury Automotive Group, Inc.* 1,682,254
76,002 Bath & Body Works, Inc. 2,946,597
10,667 Boot Barn Holdings, Inc.* 1,619,464
9,369 Buckle, Inc. (The) 476,039
12,598 Caleres, Inc. 291,770
28,750 Foot Locker, Inc.* 625,600
4,557 Group 1 Automotive, Inc. 1,920,684
10,622 Guess?, Inc.^ 149,345
67,186 Leslie's, Inc.* 149,825
6,934 MarineMax, Inc.* 200,739
10,448 Monro, Inc. 259,110
27,550 National Vision Holdings, Inc.* 287,071
10,628 ODP Corp. (The)* 241,681
35,953 Sally Beauty Holdings, Inc.* 375,709
6,419 Shoe Carnival, Inc. 212,340
15,354 Signet Jewelers, Ltd. 1,239,221
5,153 Sonic Automotive, Inc., Class A 326,443
16,574 Upbound Group, Inc. 483,464
19,240 Urban Outfitters, Inc.* 1,055,891
27,197 Victoria's Secret & Co.* 1,126,500
19,042,615
Technology Hardware, Storage & Peripherals ( 0 .1% ):
16,811 Corsair Gaming, Inc.* 111,120
Shares Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
41,346 Xerox Holdings Corp. $ 348,547
459,667
Textiles, Apparel & Luxury Goods ( 1 .7% ):
11,394 Carter's, Inc. 617,441
13,424 G-III Apparel Group, Ltd.* 437,891
123,956 Hanesbrands, Inc.* 1,009,002
17,437 Kontoor Brands, Inc. 1,489,294
4,835 Oxford Industries, Inc. 380,901
24,159 Steven Madden, Ltd. 1,027,241
116,439 VF Corp. 2,498,781
27,976 Wolverine World Wide, Inc. 621,067
8,081,618
Tobacco ( 0 .1% ):
8,579 Universal Corp. 470,472
Trading Companies & Distributors ( 1 .4% ):
36,356 Air Lease Corp. 1,752,723
13,447 Boise Cascade Co. 1,598,310
36,711 DNOW, Inc.* 477,610
4,447 DXP Enterprises, Inc.* 367,411
13,888 GMS, Inc.* 1,178,119
21,787 Rush Enterprises, Inc., Class A 1,193,710
6,567,883
Water Utilities ( 0 .6% ):
12,641 American States Water Co. 982,457
20,199 California Water Service Group 915,621
6,348 Middlesex Water Co. 334,095
9,954 SJW Group 489,936
2,722,109
Wireless Telecommunication Services ( 0 .3% ):
20,967 Gogo, Inc.* 169,623
34,108 Telephone and Data Systems, Inc. 1,163,424
1,333,047
Total Common Stocks (Cost $326,614,425) 469,845,532
Affiliated Investment Company ( 0 .9% ):
Money Market Funds ( 0 .9% ):
4,141,438 BlackRock Liquidity FedFund, Institutional Class ,
5.02%
+
(b)(c) 4,141,438
Total Affiliated Investment Company (Cost $4,141,438) 4,141,438
Unaffiliated Investment Company ( 0 .3% ):
Money Market Funds ( 0 .3% ):
1,268,803 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.33%(c) 1,268,803
Total Unaffiliated Investment Company (Cost $1,268,803) 1,268,803
Total Investment Securities
(Cost $ 332,024,666 ) — 100 .9% (d) 475,255,773
Net other assets (liabilities) — ( 0 .9 ) % (4,225,642)
Net Assets — 100.0% $ 471,030,131
ADR—American Depository Receipt
REIT—Real Estate Investment Trust

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2024 .
* Non-income producing security.
^ This security or a partial position of this security was on loan as of December 31, 2024. The total value of securities on loan as of December 31, 2024 was $4,054,333.
+ Affiliated Securities
(a) Security was valued using significant unobservable inputs as of December 31, 2024.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2024.
(c) The rate represents the effective yield at December 31, 2024.
(d) See Federal Tax Information listed in the Notes to the Financial Statements.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At December 31, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
Russell 2000 Mini Index March Futures (U.S. Dollar) 3/21/25 16 $ 1,799,840 $ (10,437)
$ (10,437)

AZL Small Cap Stock Index Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2024
Statement of Operations
For the Year Ended December 31, 2024
Assets:
Investments in non-affiliates, at cost $ 327,883,228
Investments in affiliates, at cost 4,141,438
aaa
aaa
Investments in non-affiliates, at value(a) $ 471,114,335
Investments in affiliates, at value 4,141,438
Cash 18,775
Deposit at broker for futures contracts collateral 131,600
Interest and dividends receivable 619,447
Receivable for variation margin on futures contracts 3,388
Prepaid expenses 2,463
Total Assets 476,031,446
Liabilities:
Payable for investments purchased 477,218
Payable for capital shares redeemed 107,712
Payable for collateral received on loaned securities 4,141,438
Management fees payable 109,132
Administration fees payable 14,623
Distribution fees payable 97,645
Custodian fees payable 8,665
Administrative and compliance services fees payable 2,072
Transfer agent fees payable 1,515
Trustee fees payable 4,336
Other accrued liabilities 36,959
Total Liabilities 5,001,315
Commitments and contingent liabilities^
Net Assets
$ 471,030,131
Net Assets Consist of:
Paid in capital $ 271,112,966
Total distributable earnings 199,917,165
Net Assets
$ 471,030,131
Class 1
Net Assets $ 32,861,527
Shares of beneficial interest (unlimited number of shares authorized, no par value) 4,589,819
Net Asset Value (offering and redemption price per share) $ 7 .16
Class 2
Net Assets $ 438,168,604
Shares of beneficial interest (unlimited number of shares authorized, no par value) 35,193,376
Net Asset Value (offering and redemption price per share) $ 12 .45
(a) Includes securities on loan of $4,054,333.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends $ 7,865,098
Interest 10,459
Income from securities lending 97,844
Foreign withholding tax (9,069)
Total Investment Income 7,964,332
Expenses:
Management fees 1,353,158
Administration fees 171,398
Distribution fees - Class 2 1,216,739
Custodian fees 32,146
Administrative and compliance services fees 7,687
Transfer agent fees 10,256
Trustee fees 23,956
Professional fees 28,528
Licensing fees 116,163
Shareholder reports 9,595
Other expenses 11,103
Total expenses 2,980,729
Net Investment Income/(Loss)
4,983,603
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 66,263,760
Net realized gains/(losses) on futures contracts 418,390
Change in net unrealized appreciation/depreciation on securities and foreign currencies (40,070,845)
Change in net unrealized appreciation/depreciation on futures contracts (89,987)
Net realized and Change in net unrealized gains/losses on
investments
26,521,318
Change in Net Assets Resulting From Operations
$ 31,504,921

AZL Small Cap Stock Index Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2024
For the
Year Ended
December 31, 2023
Change In Net Assets:
Operations:
Net investment income/(loss) $ 4,983,603 $ 6,797,072
Net realized gains/(losses) on investments 66,682,150 23,626,124
Change in unrealized appreciation/depreciation on investments (40,160,832) 58,236,832
Change in net assets resulting from operations 31,504,921 88,660,028
Distributions to Shareholders:
Class 1 (3,413,886) (3,666,334)
Class 2 (26,404,044) (37,187,813)
Change in net assets resulting from distributions to shareholders (29,817,930) (40,854,147)
Capital Transactions:
Class 1
Proceeds from shares issued 343,445 83,189
Proceeds from dividends reinvested 3,413,886 3,666,334
Value of shares redeemed (5,339,852) (4,359,412)
Total Class 1 Shares (1,582,521) (609,889)
Class 2
Proceeds from shares issued 1,886,971 21,091,757
Proceeds from dividends reinvested 26,404,044 37,187,813
Value of shares redeemed (177,597,723) (105,469,518)
Total Class 2 Shares (149,306,708) (47,189,948)
Change in net assets resulting from capital transactions (150,889,229) (47,799,837)
Change in net assets (149,202,238) 6,044
Net Assets:
Beginning of period 620,232,369 620,226,325
End of period $ 471,030,131 $ 620,232,369
Share Transactions:
Class 1
Shares issued 45,955 11,477
Dividends reinvested 482,869 589,443
Shares redeemed (721,254) (601,335)
Total Class 1 Shares (192,430) (415)
Class 2
Shares issued 152,093 1,852,890
Dividends reinvested 2,144,926 3,593,025
Shares redeemed (14,895,453) (8,909,718)
Total Class 2 Shares (12,598,434) (3,463,803)
Change in shares (12,790,864) (3,464,218)

AZL Small Cap Stock Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Class 1
Net Asset Value, Beginning of Period
$ 7.36  $ 7.22  $ 11.75  $ 9.76  $ 9.65
Investment Activities:
Net Investment Income/(Loss)(a) 0.09  0.10  0.10  0.11  0.09
Net Realized and Unrealized Gains/(Losses) on Investments 0.52  0.88  (2.11) 2.44  0.80
Total from Investment Activities 0.61  0.98  (2.01) 2.55  0.89
Distributions to Shareholders From:
Net Investment Income (0.21) (0.16) (0.16) (0.14) (0.17)
Net Realized Gains (0.60) (0.68) (2.36) (0.42) (0.61)
Total Dividends (0.81) (0.84) (2.52) (0.56) (0.78)
Net Asset Value, End of Period
$ 7.16  $ 7.36  $ 7.22  $ 11.75  $ 9.76
Total Return
(b) 8.30% 15.64% (16.45)% 26.37% 10.98%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 32,862  $ 35,207  $ 34,525  $ 46,174  $ 42,848
Net Investment Income/(Loss) 1.18% 1.36% 1.08% 0.95% 1.11%
Expenses Before Reductions(c) 0.34% 0.33% 0.32% 0.33% 0.34%
Expenses Net of Reductions 0.34% 0.33% 0.32% 0.33% 0.34%
Portfolio Turnover Rate(d) 19% 27% 12% 20% 21%
Class 2
Net Asset Value, Beginning of Period
$ 12.24  $ 11.43  $ 16.77  $ 13.74  $ 13.23
Investment Activities:
Net Investment Income/(Loss)(a) 0.12  0.13  0.12  0.12  0.10
Net Realized and Unrealized Gains/(Losses) on Investments 0.85  1.48  (2.98) 3.44  1.15
Total from Investment Activities 0.97  1.61  (2.86) 3.56  1.25
Distributions to Shareholders From:
Net Investment Income (0.16) (0.12) (0.12) (0.11) (0.13)
Net Realized Gains (0.60) (0.68) (2.36) (0.42) (0.61)
Total Dividends (0.76) (0.80) (2.48) (0.53) (0.74)
Net Asset Value, End of Period
$ 12.45  $ 12.24  $ 11.43  $ 16.77  $ 13.74
Total Return
(b) 7.99% 15.36% (16.65)% 26.04% 10.71%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 438,169  $ 585,025  $ 585,701  $ 825,440  $ 771,671
Net Investment Income/(Loss) 0.94% 1.12% 0.82% 0.71% 0.86%
Expenses Before Reductions(c) 0.59% 0.58% 0.57% 0.58% 0.59%
Expenses Net of Reductions 0.59% 0.58% 0.57% 0.58% 0.59%
Portfolio Turnover Rate(d) 19% 27% 12% 20% 21%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any . If such fee reductions had not occurred, the ratios would have been as indicated.
(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

AZL Small Cap Stock Index Fund
Notes to the Financial Statements
December 31, 2024

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Small Cap Stock
Index Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL Small Cap Stock Index Fund
Notes to the Financial Statements
December 31, 2024

Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2024 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $9,569 during the year ended December 31, 2024. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $4,141,438 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2024. At December 31, 2024, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2024, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the year ended December 31, 2024, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December
31, 2024, the monthly average notional amount for long contracts was $3.0 million. There was no short contract activity during the period. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.

AZL Small Cap Stock Index Fund
Notes to the Financial Statements
December 31, 2024

Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2024:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2024:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
For the year ended December 31, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Subadviser from the Manager is 0.015%.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the year ended December 31, 2024, there were no such waivers.
At December 31, 2024, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
– (10,437)
Futures Contracts Receivable for variation margin on futures contracts* $— Payable for variation margin on futures contracts* $10,437
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts”.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(418,390) 89,987
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 418,390 $ (89,987)
Annual Rate* Annual Expense Limit
AZL Small Cap Stock Index Fund, Class 1 0.26% 0.46%
AZL Small Cap Stock Index Fund, Class 2 0.26% 0.71%
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
12/31/24
Shares
as of
12/31/24
Dividend
Income
Capital Gains
Distributions
BlackR ock Liquidity FedFund ,
Institutional Class $ 6,748,146  $ —  $ (2,606,708)
(a)
 $ —  $ — $ 4,141,438 4,141,438  $ 97,844
(b)
 $ —
(a) Represents net amount purchased (sold).
(b) All or portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of securities lending fees and collateral investment expenses, and other payments to and from borrowers of securities.

AZL Small Cap Stock Index Fund
Notes to the Financial Statements
December 31, 2024

The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and officer support services to the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2024 in valuing the Fund’s investments based upon the three levels defined above:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 469,845,532 $ — $ —
#
$ 469,845,532
Affiliated Investment Company 4,141,438 — — 4,141,438

AZL Small Cap Stock Index Fund
Notes to the Financial Statements
December 31, 2024

5. Security Purchases and Sales
For the year ended December 31, 2024 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 is $343,465,355. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
Investment Securities: Level 1 Level 2 Level 3 Total
Unaffiliated Investment Company $ 1,268,803 $ — $ — $ 1,268,803
Total Investment Securities 475,255,773 — — 475,255,773
Other Financial Instruments:
*
Futures Contracts (10,437) — — (10,437)
Total Investments $475,245,336 $— $— $475,245,336
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at December 31, 2024.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
Purchases Sales
AZL Small Cap Stock Index Fund $96,942,825 $269,116,883
Unrealized appreciation $166,825,477
Unrealized (depreciation) (35,035,059)
Net unrealized appreciation/(depreciation) $131,790,418
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Small Cap Stock Index Fund $6,594,137 $23,223,793 $29,817,930
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

AZL Small Cap Stock Index Fund
Notes to the Financial Statements
December 31, 2024

The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the
1940 Act. As of December 31, 2024, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 70% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
9. Segment Reporting
The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. Subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Small Cap Stock Index Fund $6,477,564 $34,376,583 $40,854,147
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Small Cap Stock Index Fund $6,672,818 $61,453,929 $— $131,790,418 $199,917,165
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts, investments in real estate investment trusts and other miscellaneous differences.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL Small Cap Stock Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL Small Cap Stock Index Fund (one of the funds constituting Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended
December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2024, 100% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2024, the Fund declared net long-term capital gain distributions of $23,223,793.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Approval of Investment Advisory and Subadvisory Agreements
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (together, the
“Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”).
As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2026 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the
Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b)
Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b-1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and
relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2024. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 4 and 11, 2024, and September 24, 2024, as well as in various other meetings preceding those meetings. Accordingly, the Advisory Contracts were approved by the Board at an in-person meeting on September 24, 2024. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2026.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers . The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers . In connection with every quarterly Board meeting, as well as the summer and fall 2024 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 4 and 11, 2024, and
September 24, 2024, the Manager reported that for the one-year period ended December 31, 2023, six Funds were in the top 40%, four were in the middle 20%, and five were in the bottom 40% of their respective Lipper peer groups. For the three-year period ended December 31, 2023, eight Funds were in the top 40%, three were in the middle 20% and four were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2023, six Funds were in the top 40%, two were in the middle 20%, and seven were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Two Funds, the AZL Enhanced Bond Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The
Board had previously met with the portfolio managers of the AZL Government Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective Subadvisers. The Board also considered the impact of recoupment of previously waived fees and of low short-term interest rates on the performance of the AZL Government Money Market Fund during the periods measured.
The Board considered that the AZL Russell Value 1000 Index Fund, which was in the bottom 40% of its Lipper peer group for the three- and five-year periods, had shown improved relative performance in more recent periods.

At the Board meeting held September 24, 2024, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2024.
Thus, at the Board meeting held September 24, 2024, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds. The Manager supplied information to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account.
The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the
“actual” advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 14 Funds reviewed by the Board in the summer and fall of 2024, 13 Funds paid “actual” advisory fees in a percentage amount within the 65th percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2023 for the 14 Funds was as follows: (1) 13 of the Funds had management fee rankings at or below the 65th percentile (with 9 Funds at or below the 50th percentile); and (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category. The Board noted that it had previously considered and approved a temporary reduction in the AZL MSCI Global Equity Index Fund’s management fee, which is in effect through at least April 30, 2026. In addition, the Board also considered that the AZL Enhanced Bond Index Fund ranked at the 63rd percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b-1 fee paid by the Funds, and other
Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2021 through 2023. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2024, were approximately $14.2 billion, including assets of affiliated investing funds, and that no single Fund had assets in excess of approximately $3.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

ANNRPT1224 02/25
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® T. Rowe Price Capital Appreciation Fund
Annual Financial Statements and Other Information
December 31, 2024

AZL® T. Rowe Price Capital Appreciation Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information

Other Information (Form N-CSR Items 8-11)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Approval of Investment Advisory and Subadvisory Agreements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Shares Value
Common Stocks (60.6%):
Aerospace & Defense (1.3%):
112,877 RTX Corp. $ 13,062,126
Biotechnology (0.3%):
10,800 Alnylam Pharmaceuticals, Inc.* 2,541,348
4,575 Biogen, Inc.* 699,609
3,240,957
Broadline Retail (3.4%):
160,134 Amazon.com, Inc.
#
* 35,131,798
Commercial Services & Supplies (1.4%):
70,216 Veralto Corp. 7,151,500
46,331 Waste Connections, Inc., ADR 7,949,473
15,100,973
Construction Materials ( 0.3%):
4,457 Martin Marietta Materials, Inc. 2,302,041
3,699 Vulcan Materials Co. 951,494
3,253,535
Diversified Consumer Services (0.7%):
93,301 Service Corp. International 7,447,286
Electric Utilities (0.2%):
43,419 Alliant Energy Corp. 2,567,800
Electronic Equipment, Instruments & Components (0.4%):
10,019 Teledyne Technologies, Inc.* 4,650,118
Financial Services (2.4%):
24,658 Mastercard, Inc., Class A 12,984,163
38,478 Visa, Inc., Class A 12,160,587
25,144,750
Health Care Equipment & Supplies (4.0%):
87,730 Abbott Laboratories 9,923,141
131,075 Becton Dickinson & Co. 29,736,985
33,200 GE HealthCare Technologies, Inc. 2,595,576
42,255,702
Health Care Providers & Services (5.3%):
28,300 Cigna Group (The) 7,814,762
18,636 Humana, Inc. 4,728,140
30,973 McKesson Corp. 17,651,822
50,706 UnitedHealth Group, Inc. 25,650,137
55,844,861
Hotels, Restaurants & Leisure (1.2%):
21,705 Hilton Worldwide Holdings, Inc.
#
5,364,608
14,945 Starbucks Corp.
#
1,363,731
47,100 Yum! Brands, Inc. 6,318,936
13,047,275
Insurance (0.9%):
28,441 Willis Towers Watson plc 8,908,859
Interactive Media & Services (3.3%):
117,389 Alphabet, Inc., Class A
#
22,221,738
21,419 Meta Platforms, Inc., Class A
#
12,541,038
34,762,776
Shares Value
Common Stocks, continued
Life Sciences Tools & Services (5.8%):
84,816 Danaher Corp. $ 19,469,513
216,890 Revvity, Inc. 24,207,093
32,938 Thermo Fisher Scientific, Inc. 17,135,335
60,811,941
Machinery (2.9%):
351,446 Fortive Corp. 26,358,450
40,697 Ingersoll Rand, Inc. 3,681,451
30,039,901
Multi-Utilities (4.0%):
178,098 Ameren Corp. 15,875,656
497,551 CenterPoint Energy, Inc. 15,787,293
14,407 DTE Energy Co. 1,739,645
224,990 NiSource, Inc. 8,270,633
41,673,227
Oil, Gas & Consumable Fuels (1.4%):
358,785 Canadian Natural Resources, Ltd., ADR 11,075,693
37,044 Expand Energy Corp. 3,687,730
14,763,423
Pharmaceuticals (0.6%):
7,900 Eli Lilly & Co. 6,098,800
Semiconductors & Semiconductor Equipment (4.6%):
46,948 Advanced Micro Devices, Inc.* 5,670,849
23,000 Broadcom, Inc. 5,332,320
29,878 Marvell Technology, Inc. 3,300,025
215,117 NVIDIA Corp.
#
28,888,062
22,320 NXP Semiconductors NV 4,639,212
47,830,468
Software (14 .2%):
2,247,552 Aurora Innovation, Inc.* 14,159,578
25,035 Autodesk, Inc.* 7,399,595
19,111 Intuit, Inc. 12,011,264
129,665 Microsoft Corp. 54,653,797
115,476 PTC, Inc.* 21,232,572
51,829 Roper Technologies, Inc. 26,943,306
15,219 Salesforce, Inc. 5,088,168
27,400 Workday, Inc., Class A* 7,070,022
148,558,302
Technology Hardware, Storage & Peripherals (2.0%):
81,833 Apple, Inc.
#
20,492,620
Total Common Stocks (Cost $508,256,777) 634,687,498
Preferred Stocks (0.4%):
Aerospace & Defense (0.3%):
47,123 Boeing Co. (The), 6.00%, 10/15/27 2,869,320
Multi-Utilities (0.1%):
38,258 CMS Energy Corp., 5.88%, 10/15/78 877,256
48 CMS Energy Corp., ADR, 5.88%, 3/1/79, Callable
2/21/25 @ 25 1,110
878,366
Total Preferred Stocks (Cost $3,316,836) 3,747,686

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Asset Backed Securities (0.2%):
$ 809,340 Domino's Pizza Master Issuer LLC, Class A23,
Series 2017-1A, 4.12%, 7/25/47, Callable 1/25/25
@ 100(a) $ 786,023
619,200 Domino's Pizza Master Issuer LLC, Class A2, Series
2019-1A, 3.67%, 10/25/49, Callable 10/25/26 @
100(a) 574,593
Total Asset Backed Securities (Cost $1,420,355) 1,360,616
Bank Loans (8.8%):
Aerospace & Defense (0.2%):
217,339 TransDigm, Inc. Tranche I Term Loan, 7.08% (Term
SOFR+275bps), 8/24/28 217,928
1,713,994 TransDigm, Inc. Tranche K Term Loan, 7.08% (Term
SOFR+275bps), 3/22/30 1,718,673
1,936,601
Automobile Components (0.4%):
4,478,793 AssuredPartners, Inc. 2024 Term Loan, 7.83%
(Term SOFR+350bps), 2/14/31 4,484,660
Banks (0.1%):
678,989 Truist Insurance Holdings LLC Initial Term Loan
(Second Lien), 9.24% (SOFR+475bps), 5/6/32 693,560
Biotechnology (0.2%):
1,619,300 Icon Parent, Inc. Initial Term Loan (First Lien),
4.49% (SOFR+0bps), 11/13/31 1,623,850
980,400 Icon Parent, Inc. Initial Term Loan (Second Lien),
4.49% (SOFR+0bps), 11/12/32 993,881
2,617,731
Building Products (0.7%):
5,113,660 Filtration Group Corporation 2021 Incremental Term
Loan, 7.83% (Term SOFR+350bps), 10/21/28 5,148,177
1,783,238 Filtration Group Corporation 2023 Extended Euro
Term Loan, 6.71% (EURIBOR RFR+425bps),
10/21/28 1,858,444
7,006,621
Capital Markets (0.1%):
1,423,000 CPI Holdco, LLC Term B-1 Loan, 4.33% (Term
SOFR+0bps), 5/29/31 1,421,221
Diversified Consumer Services (0.4%):
3,468,340 Loire UK Midco 3 Limited Facility B (USD), 7.83%
(Term SOFR+350bps), 4/21/27 3,444,512
645,867 Loire UK Midco 3 Limited Facility B2 (USD), 8.08%
(Term SOFR+375bps), 4/21/27 641,023
4,085,535
Electrical Equipment (0.1%):
572,229 Quartz AcquireCo, LLC Additional Term B-1 Loan,
7.08% (Term SOFR+275bps), 6/28/30 575,806
Financial Services (0.7%):
2,566,777 AmWINS Group, Inc. Term Loan, 6.58% (Term
SOFR+225bps), 2/19/28 2,573,297
2,093,000 Azalea TopCo, Inc. Initial Term Loan (First Lien),
7.58% (Term SOFR+325bps), 4/30/31 2,096,935
2,221,230 SBA Senior Finance II LLC Initial Term Loan (2024),
6.24% (SOFR+175bps), 1/25/31 2,220,474
151,288 Trans Union LLC 2019 Replacement Term B-5 Loan,
6.08% (Term SOFR+175bps), 11/16/26 151,241
7,041,947
Principal Amount Value
Bank Loans, continued
Health Care Equipment & Supplies (0.1%):
$ 778,331 Medline Borrower, LP Third Amendment
Incremental Term Loan, 6.58% (Term
SOFR+225bps), 10/23/28 $ 780,425
Health Care Providers & Services (0.2%):
136,795 ADMI Corp. Amendment No. 10 Extended Term
Loan, 10.08% (Term SOFR+575bps), 12/23/27 137,068
640,651 ADMI Corp. Amendment No. 4 Refinancing Term
Loan, 7.70% (Term SOFR+337.5bps), 12/23/27 625,968
1,297,482 ADMI Corp. Amendment No. 5 Incremental Term
Loan, 8.08% (Term SOFR+375bps), 12/23/27 1,273,154
613,332 Heartland Dental, LLC 2024 New Term Loan, 8.83%
(Term SOFR+450bps), 4/28/28 613,780
2,649,970
Hotels, Restaurants & Leisure (0.5%):
3,469,852 Hilton Worldwide Series B-4 Term Loan, 4.49%
(SOFR+0bps), 11/8/30 3,485,050
2,029,581 IRB Holding Corp. Term B-1 Loan, 4.33% (Term
SOFR+0bps), 12/15/27 2,030,312
5,515,362
Insurance (2.3%):
1,604,971 Alliant Holdings Intermediate, LLC Initial Term Loan,
7.08% (Term SOFR+275bps), 9/19/31 1,607,474
3,442,944 Broadstreet Partners, Inc. 2024 Term B Loan,
7.33% (Term SOFR+300bps), 6/13/31 3,451,379
13,732,658 Hub International Limited 2024-1 Incremental Term
Loan, 7.08% (Term SOFR+275bps), 6/20/30 13,801,321
2,037,069 USI, Inc. 2024 Term B Loan, 4.33% (Term
SOFR+225bps), 11/23/29 2,031,731
3,014,991 USI, Inc. Term B-1 Loan, 4.33% (Term
SOFR+0bps), 9/27/30 3,006,700
23,898,605
Life Sciences Tools & Services (0.0%
†
):
52,057 Avantor Funding, Inc. Incremental B-6 Dollar Term
Loan, 6.33% (Term SOFR+200bps), 11/8/27 52,310
Passenger Airlines (0.1%):
1,331,092 SkyMiles IP Ltd. (Delta Air Lines, Inc.) Initial Term
Loan, 8.08% (Term SOFR+375bps), 10/20/27 1,353,348
Software (2.4%):
8,690,094 Applied Systems, Inc. Initial Term Loan (2024) (First
Lien), 7.33% (Term SOFR+300bps), 2/24/31 8,768,132
1,311,146 Applied Systems, Inc. Initial Term Loan (2024)
(Second Lien), 9.58% (Term SOFR+525bps),
2/23/32 1,347,203
3,529,498 athenahealth Group, Inc. Initial Term Loan, 7.58%
(Term SOFR+325bps), 2/15/29 3,533,275
146,464 CCC Intelligent Solutions, Inc. Initial Term Loan,
6.58% (Term SOFR+225bps), 9/21/28 146,883
1,934,251 Epicor Software Corporation (fka Eagle Parent Inc.)
Term E Loan, 4.49% (SOFR+0bps), 5/30/31 1,946,533
492,809 Informatica Corp. Term B Loan, 6.58% (Term
SOFR+225bps), 10/27/28 494,451
1,743,000 Sophia, LP Initial Term Loan (First Lien), 7.33%
(Term SOFR+300bps), 10/9/29 1,753,022
1,457,731 Storable, Inc. Initial Term Loan (First Lien), 7.83%
(Term SOFR+350bps), 4/17/28 1,466,390

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Bank Loans, continued
Software, continued
$ 5,834,019 UKG, Inc. 2024 Refinancing Term Loan (First Lien),
4.49% (SOFR+0bps), 2/10/31 $ 5,871,006
25,326,895
Textiles, Apparel & Luxury Goods (0.3%):
2,948,000 Varsity Brands LLC Initial Term Loan, 8.08% (Term
SOFR+375bps), 8/26/31 2,948,737
Total Bank Loans (Cost $91,992,513) 92,389,334
Corporate Bonds (11.0%):
Aerospace & Defense (0.9%):
690,000 Howmet Aerospace, Inc., 5.90%, 2/1/27 704,082
816,000 Howmet Aerospace, Inc., 3.00%, 1/15/29, Callable
11/15/28 @ 100 757,317
1,542,000 TransDigm, Inc., 5.50%, 11/15/27, Callable 2/7/25
@ 100 1,511,160
337,000 TransDigm, Inc., 4.63%, 1/15/29, Callable 2/7/25
@ 101.16 314,252
2,254,000 TransDigm, Inc., 6.38%, 3/1/29, Callable 3/1/26 @
103.19(a) 2,256,818
1,455,000 TransDigm, Inc., 7.13%, 12/1/31, Callable 12/1/26
@ 103.56(a) 1,489,556
2,445,000 TransDigm, Inc., 6.63%, 3/1/32, Callable 3/1/27 @
103.31(a) 2,466,394
9,499,579
Automobile Components (0.1%):
643,000 Clarios Global LP/Clarios US Finance Co., 6.25%,
5/15/26, Callable 1/18/25 @ 100(a) 643,000
818,000 Clarios Global LP/Clarios US Finance Co., 8.50%,
5/15/27, Callable 2/7/25 @ 100(a) 822,090
1,465,090
Biotechnology (0.1%):
466,000 Biogen, Inc., 5.20%, 9/15/45, Callable 3/15/45
@ 100 416,744
1,739,000 Biogen, Inc., 3.15%, 5/1/50, Callable 11/1/49 @
100 1,091,866
79,000 Biogen, Inc., 3.25%, 2/15/51, Callable 8/15/50
@ 100 49,588
1,558,198
Capital Markets (0.5%):
1,456,000 MSCI, Inc., 4.00%, 11/15/29, Callable 2/7/25 @
102(a) 1,368,946
858,000 MSCI, Inc., 3.63%, 9/1/30, Callable 3/1/25 @
101.81(a) 780,082
1,179,000 MSCI, Inc., 3.88%, 2/15/31, Callable 6/1/25 @
101.94(a) 1,082,009
1,184,000 MSCI, Inc., 3.63%, 11/1/31, Callable 11/1/26 @
101.81(a) 1,061,375
1,039,000 MSCI, Inc., 3.25%, 8/15/33, Callable 8/15/27 @
101.63(a) 880,691
5,173,103
Communications Equipment ( 0.0%
†
):
117,000 Motorola Solutions, Inc., 2.30%, 11/15/30, Callable
8/15/30 @ 100 100,223
83,000 Motorola Solutions, Inc., 2.75%, 5/24/31, Callable
2/24/31 @ 100 71,631
171,854
Principal Amount Value
Corporate Bonds, continued
Construction Materials (0.0%
†
):
$ 117,000 Martin Marietta Materials, Inc., 2.40%, 7/15/31,
Callable 4/15/31 @ 100 $ 99,885
Containers & Packaging (0.1%):
625,000 Ball Corp., 6.00%, 6/15/29, Callable 5/15/26 @ 103 628,125
Distributors (0.3%):
2,543,000 USI, Inc., 7.50%, 1/15/32, Callable 1/15/27 @
103.75(a) 2,632,005
Diversified Consumer Services (0.1%):
103,000 Service Corp. International, 4.63%, 12/15/27,
Callable 2/7/25 @ 100.77 100,039
605,000 Service Corp. International, 3.38%, 8/15/30,
Callable 8/15/25 @ 101.69 529,375
580,000 Service Corp. International, 5.75%, 10/15/32,
Callable 10/15/27 @ 102.88 561,875
1,191,289
Financial Services (1.1%):
651,000 AmWINS Group, Inc., 6.38%, 2/15/29, Callable
2/15/26 @ 103.19(a) 653,441
876,000 HUB International, Ltd., 5.63%, 12/1/29, Callable
2/7/25 @ 102.81(a) 846,435
9,402,000 HUB International, Ltd., 7.25%, 6/15/30, Callable
6/15/26 @ 103.63(a) 9,637,050
11,136,926
Health Care Equipment & Supplies (0.6% ):
3,320,000 Avantor Funding, Inc., 4.63%, 7/15/28, Callable
2/7/25 @ 101.16(a) 3,154,000
871,000 Avantor Funding, Inc., 3.88%, 11/1/29, Callable
2/7/25 @ 101.94(a) 794,788
396,000 Becton Dickinson & Co., 3.70%, 6/6/27, Callable
3/6/27 @ 100 386,332
287,000 GE HealthCare Technologies, Inc., 5.65%, 11/15/27,
Callable 10/15/27 @ 100 294,145
574,000 Hologic, Inc., 3.25%, 2/15/29, Callable 1/23/25 @
100.81(a) 518,753
854,000 Teleflex, Inc., 4.63%, 11/15/27, Callable 1/23/25
@ 100.77 825,177
130,000 Teleflex, Inc., 4.25%, 6/1/28, Callable 2/7/25 @
101.06(a) 122,850
6,096,045
Health Care Providers & Services (0.4%):
905,000 IQVIA, Inc., 5.00%, 5/15/27, Callable 2/7/25 @
100(a) 888,031
852,000 IQVIA, Inc., 5.70%, 5/15/28, Callable 4/15/28 @
100 860,520
574,000 IQVIA, Inc., 6.50%, 5/15/30, Callable 5/15/26 @
103.25(a) 582,610
784,000 Medline Borrower LP/Medline Co-Issuer, Inc.,
6.25%, 4/1/29, Callable 4/1/26 @ 103.13(a) 791,840
633,000 Surgery Center Holdings, Inc., 7.25%, 4/15/32,
Callable 4/15/27 @ 103.63(a) 644,078
3,767,079
Health Care Technology (0.0%
†
):
306,000 Clarivate Science Holdings Corp., 3.88%, 7/1/28,
Callable 1/18/25 @ 101.94(a) 284,197

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Health Care Technology, continued
$ 220,000 Clarivate Science Holdings Corp., 4.88%, 7/1/29,
Callable 1/18/25 @ 102.44(a) $ 204,325
488,522
Hotels, Restaurants & Leisure (2.3%):
1,064,000 Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp./Millennium Op, 5.38%, 4/15/27,
Callable 2/7/25 @ 100.9 1,049,370
1,084,000 Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp./Millennium Op, 6.50%, 10/1/28,
Callable 1/23/25 @ 102.17 1,084,000
1,103,000 Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp./Millennium Op, 5.25%, 7/15/29,
Callable 1/23/25 @ 102.63 1,057,501
723,000 Hilton Domestic Operating Co., Inc., 5.38%, 5/1/25,
Callable 1/18/25 @ 100(a) 722,096
1,638,000 Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28,
Callable 2/7/25 @ 101.44(a) 1,631,858
734,000 Hilton Domestic Operating Co., Inc., 5.88%, 4/1/29,
Callable 4/1/26 @ 102.94(a) 730,330
1,526,000 Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29,
Callable 2/7/25 @ 101.88(a) 1,402,013
1,266,000 Hilton Domestic Operating Co., Inc., 4.88%,
1/15/30, Callable 1/18/25 @ 102.44 1,212,195
1,183,000 Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31,
Callable 5/1/26 @ 102(a) 1,064,700
96 1,000 Hilton Domestic Operating Co., Inc., 3.63%,
2/15/32, Callable 8/15/26 @ 101.81(a) 833,668
667,000 Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp., 4.88%, 4/1/27, Callable 1/23/25 @
100.61 656,161
1,883,000 KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell
of America LLC, 4.75%, 6/1/27, Callable 2/7/25 @
100.79(a) 1,845,340
1,273,000 Life Time, Inc., 5.75%, 1/15/26, Callable 1/15/25
@ 100(a) 1,272,364
229,000 Life Time, Inc., 6.00%, 11/15/31, Callable 11/15/27
@ 103(a) 226,137
80,000 Marriott International, Inc., Series R, 3.13%,
6/15/26, Callable 3/15/26 @ 100 78,174
1,443,000 Six Flags Entertainment Corp., 5.50%, 4/15/27,
Callable 2/7/25 @ 100.92(a) 1,428,570
403,000 Six Flags Theme Parks, Inc., 7.00%, 7/1/25, Callable
2/7/25 @ 100(a) 403,000
599,000 Vail Resorts, Inc., 6.50%, 5/15/32, Callable 5/15/27
@ 103.25(a) 601,995
1,021,000 Yum! Brands, Inc., 4.75%, 1/15/30, Callable
10/15/29 @ 100(a) 975,055
1,205,000 Yum! Brands, Inc., 3.63%, 3/15/31, Callable
12/15/30 @ 100 1,064,919
1,561,000 Yum! Brands, Inc., 4.63%, 1/31/32, Callable
10/1/26 @ 102.31 1,443,925
1,492,000 Yum! Brands, Inc., 5.38%, 4/1/32, Callable 4/1/27
@ 102.69 1,445,375
687,000 Yum! Brands, Inc., 6.88%, 11/15/37 747,112
1,354,000 Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43
@ 100 1,303,225
24,279,083
Principal Amount Value
Corporate Bonds, continued
Insurance (1.3%):
$ 1,244,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 6.75%, 10/15/27, Callable 2/7/25 @
100(a) $ 1,231,560
2,143,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 6.75%, 4/15/28, Callable 4/15/25 @
103.38(a) 2,137,642
495,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 5.88%, 11/1/29, Callable 2/7/25 @
102.94(a) 472,725
1,448,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 7.00%, 1/15/31, Callable 1/15/27 @
103.5(a) 1,453,430
31 3,000 AssuredPartners, Inc., 7.50%, 2/15/32, Callable
2/15/27 @ 103.75(a) 337,257
1,282,000 BroadStreet Partners, Inc., 5.88%, 4/15/29, Callable
2/7/25 @ 102.94(a) 1,240,335
5,668,000 HUB International, Ltd., 7.38%, 1/31/32, Callable
1/31/27 @ 103.69(a) 5,753,020
293,000 Ryan Specialty LLC, 4.38%, 2/1/30, Callable 2/7/25
@ 102.19(a) 274,688
562,000 Ryan Specialty LLC, 5.88%, 8/1/32, Callable 8/1/27
@ 102.94(a) 554,273
13,454,930
IT Services (0.2%):
618,000 Gartner, Inc., 4.50%, 7/1/28, Callable 2/7/25 @
101.13(a) 600,848
889,000 Gartner, Inc., 3.63%, 6/15/29, Callable 2/7/25 @
101.81(a) 825,251
457,000 Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @
101.88(a) 416,829
1,842,928
Life Sciences Tools & Services (0.2%):
893,000 Charles River Laboratories International, Inc.,
4.25%, 5/1/28, Callable 1/23/25 @ 101.42(a) 847,234
513,000 Charles River Laboratories International, Inc.,
3.75%, 3/15/29, Callable 2/7/25 @ 101.88(a) 470,036
814,000 Charles River Laboratories International, Inc.,
4.00%, 3/15/31, Callable 3/15/26 @ 102(a) 724,460
211,000 PRA Health Sciences, Inc., 2.88%, 7/15/26, Callable
2/7/25 @ 100.72(a) 203,615
165,000 Revvity, Inc., 3.30%, 9/15/29, Callable 6/15/29
@ 100 151,842
2,397,187
Media (1.1%):
439,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 5/1/26, Callable 2/7/25 @ 100(a) 436,805
5,674,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 5/1/27, Callable 2/7/25 @ 100.85(a) 5,574,705
4,413,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28, Callable 1/23/25 @ 100.83(a) 4,241,996
754,000 Lamar Media Corp., 3.75%, 2/15/28, Callable
1/23/25 @ 100.94 705,933
124,000 Lamar Media Corp., 4.88%, 1/15/29, Callable
2/7/25 @ 101.22 118,885
120,000 Lamar Media Corp., 3.63%, 1/15/31, Callable
1/15/26 @ 101.81 105,150
11,183,474

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Metals & Mining (0.0%
†
):
$ 166,000 Panther Escrow Issuer LLC, 7.13%, 6/1/31, Callable
6/1/27 @ 103.56(a) $ 167,245
Passenger Airlines (0.3%):
1,662,274 Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%,
10/20/28(a) 1,636,457
1,087,043 Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets, Ltd., 6.50%, 6/20/27, Callable
2/7/25 @ 101.63(a) 1,089,760
2,726,217
Professional Services (0.1%):
167,000 Broadridge Financial Solutions, Inc., 2.60%, 5/1/31,
Callable 2/1/31 @ 100 142,479
845,000 Korn Ferry, 4.63%, 12/15/27, Callable 2/7/25 @
100(a) 811,200
953,679
Real Estate Management & Development (0.1%):
272,000 VICI Properties LP/VICI Note Co., Inc., 5.75%,
2/1/27, Callable 11/1/26 @ 100(a) 273,494
370,000 VICI Properties LP/VICI Note Co., Inc., 3.75%,
2/15/27, Callable 2/7/25 @ 100.94(a) 357,511
283,000 VICI Properties LP/VICI Note Co., Inc., 4.13%,
8/15/30, Callable 2/15/25 @ 102.06(a) 262,324
893,329
Retail REITs (0.0%
†
):
234,000 VICI Properties LP, 5.13%, 5/15/32, Callable
2/15/32 @ 100 228,016
Semiconductors & Semiconductor Equipment (0.0%
†
):
457,000 Broadcom, Inc., 4.15%, 4/15/32, Callable 1/15/32
@ 100(a) 429,537
Software (0.4%):
749,000 Booz Allen Hamilton, Inc., 3.88%, 9/1/28, Callable
2/7/25 @ 100.97(a) 708,597
476,000 Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable
1/18/25 @ 102(a) 448,564
541,000 Booz Allen Hamilton, Inc., 5.95%, 8/4/33, Callable
5/4/33 @ 100 553,327
60,000 Crowdstrike Holdings, Inc., 3.00%, 2/15/29, Callable
1/18/25 @ 101.5 54,300
578,000 Ellucian Holdings, Inc., 6.50%, 12/1/29, Callable
12/1/26 @ 103.25(a) 579,445
587,000 PTC, Inc., 4.00%, 2/15/28, Callable 2/7/25 @
101.33(a) 555,449
618,000 UKG, Inc., 6.88%, 2/1/31, Callable 2/1/27 @
103.44(a) 624,180
275,000 VMware LLC, 4.70%, 5/15/30, Callable 2/15/30
@ 100 269,277
630,000 Workday, Inc., 3.80%, 4/1/32, Callable 1/1/32 @
100 575,224
4,368,363
Specialized REITs (0.7%):
113,000 American Tower Corp., 1.50%, 1/31/28, Callable
11/30/27 @ 100 101,923
521,000 American Tower Corp., 3.80%, 8/15/29, Callable
5/15/29 @ 100 493,432
363,000 American Tower Corp., 2.90%, 1/15/30, Callable
10/15/29 @ 100 326,859
Principal Amount Value
Corporate Bonds, continued
Specialized REITs, continued
$ 354,000 American Tower Corp., 2.10%, 6/15/30, Callable
3/15/30 @ 100 $ 303,356
454,000 American Tower Corp., 1.88%, 10/15/30, Callable
7/15/30 @ 100 379,421
138,000 Crown Castle, Inc., 4.30%, 2/15/29, Callable
11/15/28 @ 100 133,524
105,000 Crown Castle, Inc., 5.60%, 6/1/29, Callable 5/1/29
@ 100 107,062
522,000 Crown Castle, Inc., 4.90%, 9/1/29, Callable 8/1/29
@ 100 515,545
870,000 Crown Castle, Inc., 5.20%, 9/1/34, Callable 6/1/34
@ 100 846,018
1,976,000 SBA Communications Corp., 3.88%, 2/15/27,
Callable 1/18/25 @ 100.97 1,892,020
1,892,000 SBA Communications Corp., 3.13%, 2/1/29, Callable
2/7/25 @ 100.78 1,709,895
63,000 SBA Tower Trust, 6.60%, 1/15/28, Callable 1/15/27
@ 100(a) 64,519
679,000 VICI Properties LP, 5.75%, 4/1/34, Callable 1/1/34
@ 100 683,631
88,000 VICI Properties LP/VICI Note Co., Inc., 4.63%,
12/1/29, Callable 1/18/25 @ 102.31(a) 84,338
7,641,543
Technology Hardware, Storage & Peripherals (0.1%):
290,000 Sensata Technologies, Inc., 4.38%, 2/15/30,
Callable 11/15/29 @ 100(a) 263,900
652,000 Sensata Technologies, Inc., 3.75%, 2/15/31,
Callable 2/15/26 @ 101.88(a) 568,870
832,770
Total Corporate Bonds (Cost $115,623,790) 115,306,001
Yankee Debt Obligations (0.2%):
Commercial Services & Supplies (0.2%):
424,000 GFL Environmental, Inc., 4.00%, 8/1/28, Callable
1/18/25 @ 101(a) 400,680
560,000 GFL Environmental, Inc., 4.75%, 6/15/29, Callable
2/7/25 @ 102.38(a) 537,600
476,000 GFL Environmental, Inc., 4.38%, 8/15/29, Callable
2/7/25 @ 102.19(a) 448,630
319,000 GFL Environmental, Inc., 6.75%, 1/15/31, Callable
1/15/27 @ 103.38(a) 327,773
1,714,683
Electrical Equipment (0.0%
†
):
403,000 Sensata Technologies BV, 5.88%, 9/1/30, Callable
9/1/25 @ 102.94(a) 391,693
Total Yankee Debt Obligations (Cost $2,082,427) 2,106,376
U.S. Treasury Obligations (14.8%):
U.S. Treasury Notes (14.8%):
43,939,000 3.63%, 8/31/29 42,565,906
11,180,200 3.50%, 9/30/29 10,762,689
88,672,000 4.13%, 10/31/29 87,688,295
14,313,000 4.25%, 11/15/34 13,948,466
154,965,356
Total U.S. Treasury Obligations (Cost $157,552,163) 154,965,356

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2024
Shares Value
Unaffiliated Investment Company (4.4%):
Money Market Funds (4.4%):
46,167,622 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.33%(b) $ 46,167,622
Total Unaffiliated Investment Company (Cost $46,167,622) 46,167,622
Total Investment Securities
(Cost $926,412,483 ) — 100.4% (c) 1,050,730,489
Net other assets (liabilities) — (0.4)% (3,782,698)
Net Assets — 100.0% $ 1,046,947,791
ADR—American Depository Receipt
EURIBOR RFR—Euro Interbank Offered Rate Risk-Free Rate
SOFR—Secured Overnight Financing Rate
* Non-income producing security.
# All or a portion of this security has been pledged as collateral for outstanding call options written.
† Represents less than 0.05%.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) The rate represents the effective yield at December 31, 2024.
(c) See Federal Tax Information listed in the Notes to the Financial Statements.
Options Contracts
At December 31, 2024, the Fund's over-the-counter options written were as follows:
Description Counterparty Put/ Call Strike Price Expiration Date Contracts
Notional
Amount (a) Value
Abbott Laboratories Goldman Sachs Call 120.00 USD 1/17/25 30 $ 360,000 $ (539)
Abbott Laboratories Goldman Sachs Call 125.00 USD 1/17/25 30 375,000 (74)
Alphabet, Inc. Wells Fargo Call 175.00 USD 1/17/25 15 262,500 (23,224)
Alphabet, Inc. Wells Fargo Call 180.00 USD 1/17/25 66 1,188,000 (72,807)
Alphabet, Inc. Wells Fargo Call 185.00 USD 1/17/25 15 277,500 (10,721)
Amazon.com, Inc. Wells Fargo Call 200.00 USD 1/17/25 105 2,100,000 (216,087)
Apple, Inc. JPMorgan Chase Call 200.00 USD 1/17/25 72 1,440,000 (367,179)
Apple, Inc. JPMorgan Chase Call 215.00 USD 1/17/25 72 1,548,000 (260,195)
Apple, Inc. JPMorgan Chase Call 250.00 USD 1/17/25 59 1,475,000 (27,716)
Aurora Innovation, Inc. Wells Fargo Call 7.00 USD 1/17/25 231 161,700 (5,522)
Danaher Corp. UBS Call 290.00 USD 1/17/25 12 348,000 –
Danaher Corp. UBS Call 300.00 USD 1/17/25 129 3,870,000 –
Danaher Corp. UBS Call 330.00 USD 1/19/26 61 2,013,000 (15,298)
DTE Energy Co. Barclays Bank Call 130.00 USD 1/17/25 15 195,000 (345)
DTE Energy Co. Barclays Bank Call 135.00 USD 1/17/25 50 675,000 (492)
Hilton Worldwide Holdings, Inc. Barclays Bank Call 220.00 USD 1/17/25 30 660,000 (83,632)
Hilton Worldwide Holdings, Inc. Barclays Bank Call 230.00 USD 1/17/25 30 690,000 (54,947)
Hilton Worldwide Holdings, Inc. Barclays Bank Call 250.00 USD 1/17/25 46 1,150,000 (16,460)
Intuit, Inc. Bank of America Call 660.00 USD 1/17/25 12 792,000 (5,189)
Intuit, Inc. Bank of America Call 700.00 USD 1/17/25 6 420,000 (384)
Intuit, Inc. Bank of America Call 740.00 USD 1/17/25 6 444,000 (42)

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
December 31, 2024

See accompanying notes to the financial statements.
Description Counterparty Put/ Call Strike Price Expiration Date Contracts
Notional
Amount(a) Value
Mastercard, Inc. JPMorgan Chase Call 480.00 USD 1/17/25 17 $ 816,000 $ (81,229)
Mastercard, Inc. JPMorgan Chase Call 490.00 USD 1/17/25 23 1,127,000 (87,517)
Mastercard, Inc. JPMorgan Chase Call 500.00 USD 1/17/25 16 800,000 (45,780)
Mastercard, Inc. JPMorgan Chase Call 515.00 USD 1/17/25 6 309,000 (9,414)
Mastercard, Inc. JPMorgan Chase Call 520.00 USD 1/17/25 24 1,248,000 (28,843)
McKesson Corp. Goldman Sachs Call 600.00 USD 1/17/25 19 1,140,000 (3,412)
McKesson Corp. Goldman Sachs Call 620.00 USD 1/17/25 19 1,178,000 (777)
McKesson Corp. Goldman Sachs Call 640.00 USD 1/17/25 4 256,000 (32)
McKesson Corp. Goldman Sachs Call 680.00 USD 1/17/25 3 204,000 (1)
McKesson Corp. UBS Call 620.00 USD 1/20/25 47 2,914,000 (1,923)
Meta Platforms, Inc. Bank of America Call 590.00 USD 1/17/25 12 708,000 (16,828)
Meta Platforms, Inc. Bank of America Call 600.00 USD 1/17/25 35 2,100,000 (34,416)
Microsoft Corp. Wells Fargo Call 465.00 USD 1/17/25 24 1,116,000 (200)
RTX Corp. Goldman Sachs Call 115.00 USD 1/17/25 48 552,000 (13,038)
RTX Corp. Goldman Sachs Call 120.00 USD 1/17/25 48 576,000 (3,430)
RTX Corp. Goldman Sachs Call 125.00 USD 1/17/25 30 375,000 (393)
RTX Corp. Goldman Sachs Call 130.00 USD 1/17/25 100 1,300,000 (184)
Teledyne Technologies, Inc. Goldman Sachs Call 460.00 USD 3/21/25 6 276,000 (13,683)
Thermo Fisher Scientific, Inc. JPMorgan Chase Call 650.00 USD 1/17/25 19 1,235,000 –
Thermo Fisher Scientific, Inc. JPMorgan Chase Call 660.00 USD 1/17/25 12 792,000 –
Thermo Fisher Scientific, Inc. JPMorgan Chase Call 670.00 USD 1/17/25 12 804,000 –
UnitedHealth Group, Inc. Citigroup Call 580.00 USD 1/17/25 44 2,552,000 (2,265)
UnitedHealth Group, Inc. JPMorgan Chase Call 600.00 USD 1/17/25 52 3,120,000 (1,303)
Veralto Corp. UBS Call 110.00 USD 1/17/25 34 374,000 (57)
Veralto Corp. UBS Call 115.00 USD 1/17/25 49 563,500 –
Veralto Corp. UBS Call 120.00 USD 1/17/25 73 876,000 –
Visa, Inc. Goldman Sachs Call 290.00 USD 1/17/25 35 1,015,000 (95,775)
Visa, Inc. Goldman Sachs Call 300.00 USD 1/17/25 36 1,080,000 (63,828)
Visa, Inc. Goldman Sachs Call 305.00 USD 1/17/25 27 823,500 (35,678)
Visa, Inc. Goldman Sachs Call 310.00 USD 1/17/25 27 837,000 (24,673)
Visa, Inc. Goldman Sachs Call 315.00 USD 1/17/25 27 850,500 (15,477)
Waste Connections, Inc. Citigroup Call 190.00 USD 3/21/25 29 551,000 (3,471)
Yum! Brands, Inc. Wells Fargo Call 140.00 USD 1/17/25 56 784,000 (1,551)
Yum! Brands, Inc. Wells Fargo Call 145.00 USD 1/17/25 160 2,320,000 (468)
Yum! Brands, Inc. Wells Fargo Call 150.00 USD 1/17/25 53 795,000 (12)
Yum! Brands, Inc. JPMorgan Chase Call 145.00 USD 1/20/25 63 913,500 (184)
Yum! Brands, Inc. JPMorgan Chase Call 150.00 USD 1/20/25 139 2,085,000 (31)
Total (Premiums $2,213,506) $ (1,746,726)
(a) Notional amount is expressed as the number of contracts multiplied by the contract size multiplied by the strike price of the underlying asset.
Balances Reported in the Statement of Assets and Liabilities for Written Options
Value
Written options $ (1,746,726)

AZL T. Rowe Price Capital Appreciation Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2024
Statement of Operations
For the Year Ended December 31, 2024
Assets:
Investment securities, at cost $ 926,412,483
aaa
aaa
Investment securities, at value $ 1,050,730,489
Cash 217,633
Interest and dividends receivable 3,694,163
Foreign currency, at value (cost $482,354) 462,294
Receivable for investments sold 3,201,295
Prepaid expenses 5,331
Reclaims receivable 20,091
Total Assets 1,058,331,296
Liabilities:
Payable for investments purchased 8,433,334
Payable for capital shares redeemed 285,447
Written options (Premiums received $2,213,506) 1,746,726
Management fees payable 635,341
Administration fees payable 11,123
Distribution fees payable 226,908
Custodian fees payable 6,449
Administrative and compliance service s fees payable 3,221
Transfer agent fees payable 1,315
Trustee fees payable 6,740
Other accrued liabilities 26,901
Total Liabilities 11,383,505
Commitments and contingent liabilities^
Net Assets
$ 1,046,947,791
Net Assets Consist of:
Paid in capital $ 797,537,448
Total distributable earnings 249,410,343
Net Assets
$ 1,046,947,791
Shares of beneficial interest (unlimited number of shares authorized, no par value) 59,253,769
Net Asset Value (offering and redemption price per share) $ 17.67
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 23,126,199
Dividends 9,997,455
Income from securities lending 8,788
Foreign withholding tax (141,842)
Total Investment Income 32,990,600
Expenses:
Management fees 8,185,704
Administration fees 318,730
Distribution fees 2,728,568
Custodian fees 30,725
Administrative and compliance services fees 20,269
Transfer agent fees 9,412
Trustee fees 57,590
Professional fees 64,535
Shareholder reports 10,500
Other expenses 23,892
Total expenses before reductions 11,449,925
Less Management fees contractually waived (545,711)
Net expenses 10,904,214
Net Investment Income/(Loss)
22,086,386
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 130,303,616
Net realized gains/(losses) on written options contracts 172,373
Change in net unrealized appreciation/depreciation on securities and foreign currencies (25,583,907)
Change in net unrealized appreciation/depreciation on written options contracts (627,544)
Net realized and Change in net unrealized gains/losses on
investments
104,264,538
Change in Net Assets Resulting From Operations
$ 126,350,924

AZL T. Rowe Price Capital Appreciation Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2024
For the
Year Ended
December 31, 2023
Change In Net Assets:
Operations:
Net investment income/(loss) $ 22,086,386 $ 23,559,516
Net realized gains/(losses) on investments 130,475,989 13,423,431
Change in unrealized appreciation/depreciation on investments (26,211,451) 147,545,579
Change in net assets resulting from operations 126,350,924 184,528,526
Distributions to Shareholders:
Distributions (43,445,701) (154,465,080)
Change in net assets resulting from distributions to shareholders (43,445,701) (154,465,080)
Capital Transactions:
Proceeds from shares issued 7,350,962 11,212,191
Proceeds from dividends reinvested 43,445,700 154,465,080
Value of shares redeemed (187,221,966) (172,149,580)
Change in net assets resulting from capital transactions (136,425,304) (6,472,309)
Change in net assets (53,520,081) 23,591,137
Net Assets:
Beginning of period 1,100,467,872 1,076,876,735
End of period $ 1,046,947,791 $ 1,100,467,872
Share Transactions:
Shares issued 426,267 664,767
Dividends reinvested 2,465,704 10,263,460
Shares redeemed (10,739,515) (10,071,613)
Change in shares (7,847,544) 856,614

AZL T. Rowe Price Capital Appreciation Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Net Asset Value, Beginning of Period
$16.40 $16.26 $21.94 $21.14 $19.66
Investment Activities:
Net Investment Income/(Loss)(a) 0.35  0.37  0.23  0.16  0.19
Net Realized and Unrealized Gains/(Losses) on Investments 1.65  2.40  (2.92) 3.54  3.10
Total from Investment Activities 2.00  2.77  (2.69) 3.70  3.29
Distributions to Shareholders From:
Net Investment Income (0.41) (0.25) (0.14) (0.23) (0.29)
Net Realized Gains (0.32) (2.38) (2.85) (2.67) (1.52)
Total Dividends (0.73) (2.63) (2.99) (2.90) (1.81)
Net Asset Value, End of Period
$17.67 $16.40 $16.26 $21.94 $21.14
Total Return
(b) 12.21% 18.47% (12.09)% 18.12% 17.48%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $1,046,948 $1,100,468 $1,076,877 $1,423,754 $1,336,254
Net Investment Income/(Loss) 2.02% 2.16% 1.21% 0.70% 0.97%
Expenses Before Reductions(c) 1.05% 1.05% 1.04% 1.05% 1.06%
Expenses Net of Reductions 1.00% 1.00% 0.99% 1.00% 1.01%
Portfolio Turnover Rate 81% 68% 86% 49% 87%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any . If such fee reductions had not occurred, the ratios would have been as indicated.

AZL T. Rowe Price Capital Appreciation Fund
Notes to the Financial Statements
December 31, 2024

1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL T. Rowe Price
Capital Appreciation Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

AZL T. Rowe Price Capital Appreciation Fund
Notes to the Financial Statements
December 31, 2024

This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Bank Loans
The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium as shown in the Schedule of
Portfolio Investments. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Schedule of Portfolio Investments. All or a portion of any bank loans may be unfunded. The Fund reflects both the funded portion of a bank loan, as well as its unfunded commitment in the Schedule of Portfolio Investments.
The portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the portfolio must have funds sufficient to cover its contractual obligation.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at December 31, 2024 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $867 during the year ended December 31, 2024. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund did not have any securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2024. At December 31, 2024, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2024, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Options Contracts
The Fund may purchase or write put and call options on a security or an index of securities. During the year ended December 31, 2024, the Fund wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.
Purchased Options Contracts—The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option when purchasing options. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract. There was no purchased option activity during the period.
Written Options Contracts—The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. As of December
31, 2024, securities valued at $1,153,240 have been segregated as collateral as reported on the Fund’s Schedule of Portfolio Investments. For the year ended December 31, 2024, the monthly average notional amount for written options contracts was $69.2 million. Realized gains and losses are reported as “Net realized gains/(losses) on written options contracts”
on the Statement of Operations.

AZL T. Rowe Price Capital Appreciation Fund
Notes to the Financial Statements
December 31, 2024

Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2024:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2024:
The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.
The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at December 31, 2024. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the
Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2024.
As of December 31, 2024, the Fund’s derivative assets and liabilities by type were as follows:
The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under MNA and net of the related collateral received by the Fund as of
December 31, 2024:
* The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to an amended and restated subadvisory agreement, effective November 15, 2013, with
T. Rowe Price Associates, Inc. (“T. Rowe Price” or the “Subadviser”), T. Rowe Price provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the
Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the
Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2026.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
– (1,746,726)
Options Contracts $ — Written Options Contracts $ 1,746,726
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(172,373) 627,544
Options Contracts Net Realized gains/(losses) on written options contracts/ Change in net unrealized appreciation/depreciation on written option contracts
$172,373 $(627,544)
Assets Liabilities
Derivative Financial Instruments:
Written option contracts $— $1,746,726
Total derivative assets and liabilities in the Statement of Assets and Liabilities — 1,746,726
Derivatives not subject to a master netting agreement or similar agreement ("MNA") — —
Total derivative assets and liabilities subject to a MNA $— $1,746,726
Counterparty
Derivative Liabilities
Subject to a MNA by
Counterparty
Derivatives Available for
Offset
Non-Cash Collateral
Pledged* Cash Collateral Pledged*
Net Amount of
Derivative Liabilities
Bank of America $56,859 $— $(56,859) $— $—
Barclays Bank 155,876 — — — 155,876
Citigroup 5,736 — — — 5,736
Goldman Sachs 270,994 — (267,409) — 3,585
JPMorgan Chase 909,391 — — — 909,391
UBS 17,278 — (17,278) — —
Wells Fargo 330,592 — (330,592) — —
Total $1,746,726 $— $(672,138) $— $1,074,588

AZL T. Rowe Price Capital Appreciation Fund
Notes to the Financial Statements
December 31, 2024

For the year ended December 31, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.70% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2026. The annual rate due to the
Subadviser from the Manager ranges from 0.35% to 0.50% based upon asset breakpoint levels and total assets.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund’s expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and officer support services to the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next $2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the
Fund's average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.
Annual Rate* Annual Expense Limit
AZL T. Rowe Price Capital Appreciation  Fund 0.75% 1.20%

AZL T. Rowe Price Capital Appreciation Fund
Notes to the Financial Statements
December 31, 2024

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level
1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.
Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source in accordance with valuation procedures approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2024 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2024 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
For the year ended December 31, 2024 purchases and sales of long-term U.S. government securities were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Bank Loan Risk : There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 634,687,498 $ — $ — $ 634,687,498
Preferred Stocks 3,747,686 — — 3,747,686
Asset Backed Securities — 1,360,616 — 1,360,616
Bank Loans — 92,389,334 — 92,389,334
Corporate Bonds
+
— 115,306,001 — 115,306,001
Yankee Debt Obligations
+
— 2,106,376 — 2,106,376
U.S. Treasury Obligations — 154,965,356 — 154,965,356
Unaffiliated Investment Company 46,167,622 — — 46,167,622
Total Investment Securities 684,602,806 366,127,683 — 1,050,730,489
Other Financial Instruments:
*
Written Options — (1,746,726) — (1,746,726)
Total Investments $684,602,806 $364,380,957 $— $1,048,983,763
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*
Other Financial Instruments would include any derivative instruments, such as written options.
Purchases Sales
AZL T Rowe Price Capital Appreciation  Fund $845,257,892 $983,043,968
Purchases Sales
AZL T Rowe Price Capital Appreciation  Fund $301,490,508 $266,601,913

AZL T. Rowe Price Capital Appreciation Fund
Notes to the Financial Statements
December 31, 2024

investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.
Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Mortgage-Related and Other Asset-Backed Securities Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, investments in mortgage-related securities may cause the fund to exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If the Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied.
An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-
payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2024 is $936,437,505. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024, was as follows:
Unrealized appreciation $126,719,780
Unrealized (depreciation) (14,173,522)
Net unrealized appreciation/(depreciation) $112,546,258
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL T. Rowe Price Capital Appreciation Fund $43,445,701 $— $43,445,701
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

AZL T. Rowe Price Capital Appreciation Fund
Notes to the Financial Statements
December 31, 2024

The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the
1940 Act. As of December 31, 2024, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 95% of the Fund.
Investment activities of these shareholders could have a material impact to the Fund.
9. Segment Reporting
The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07") during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. Subject to the oversight and, when applicable, approval of the Board, the Fund's Manager acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL T. Rowe Price Capital Appreciation Fund $86,920,334 $67,544,746 $154,465,080
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL T. Rowe Price Capital Appreciation Fund $39,837,833 $104,615,151 $— $112,526,021 $256,979,005
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, straddles and other miscellaneous differences.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Trust and Shareholders of
AZL T. Rowe Price Capital Appreciation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL T. Rowe Price Capital Appreciation Fund (one of the
funds constituting Allianz Variable Insurance Products Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended
December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 21, 2025
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2024, 11.59% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2024, the Fund declared net short-term capital gain distributions of $19,250,612.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds’ during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Approval of Investment Advisory and Subadvisory Agreements
Subject to the general supervision of the Board of Trustees (the “Board”) and in accordance with the investment objectives and restrictions of each separate series (together, the
“Funds”) of the Allianz Variable Insurance Products Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”).
As used in this section, “Fund” refers to any of the Funds other than the AZL Moderate Index Strategy Fund. The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon the Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2026 (the “Expense Limitation Agreement”).
Each Fund is a manager-of-managers fund. That means that the Manager is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the investment decisions made for each Fund. The Manager also is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a
Subadviser.
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
The Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to select as a Subadviser. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the
Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b)
Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place a Fund on the watch list for other reasons, and if so, will explain its rationale to the Board. Funds which are on the watch list are subject to additional scrutiny by the Manager and the Board. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board has subsequently considered and approved retention of the new Subadviser.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager and the portfolio management agreements (the “Subadvisory Agreements”; and together with the Management Agreement, the “Advisory Contracts”) with the Subadvisers. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s and Subadvisers’
(collectively, the “Advisory Organizations”) management philosophy, personnel, processes and investment performance, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance
Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) any payments made by the Funds pursuant to Rule 12b-1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Advisory Contracts.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Advisory Contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of Advisory Contracts is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature, extent and quality of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Funds and the companies that service them; and
relevant developments in the mutual fund industry and how the Funds and/or Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the Advisory Contracts, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall-out” benefits an Advisory Organization may derive from its relationship with the Funds.
In assessing the Advisory Organizations’ performance of their obligations, the Board may also consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Advisory Contract. In this regard, the Board is mindful of the potential disruption of a Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.
The Advisory Contracts were most recently considered at Board meetings held in the summer and fall of 2024. Information relevant to the approval of such Advisory Contracts was considered at Board meetings held June 4 and 11, 2024, and September 24, 2024, as well as in various other meetings preceding those meetings. Accordingly, the Advisory Contracts were approved by the Board at an in-person meeting on September 24, 2024. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2026.
In connection with such meetings, the Board requested and evaluated extensive materials from the Advisory Organizations, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Contracts with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager or Subadvisers were present. In reaching their determinations relating to the approval of the Advisory Contracts, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Advisory
Contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager and Subadvisers . The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. Under the Management Agreement, the Manager holds the sole and exclusive responsibility to provide, or arrange for others to provide, the management of the Funds’ assets and the placement of orders for the purchase and sale of the securities of the Funds. As each Fund is a manager of managers fund, the Manager is authorized, under the Management Agreement, to retain one or more Subadvisers for each Fund to handle day-to-day management of the Funds’ investment portfolios; the Manager is responsible for determining, in the first instance, which investment advisers to recommend to the Board for selection as a Subadviser. The Board was aware that, notwithstanding the retention of the Subadvisers to handle day-to-day portfolio management, the Manager remains responsible for substantial other matters, including continuously monitoring compliance by each Subadviser with the investment policies and restrictions of the respective Funds, with such other limitations or directions of the Board, and with all legal requirements under federal or state law or regulation. The Manager also is responsible primarily to provide statistical information and other data to the Board regarding the Funds’ portfolio investments and to make available to the Funds’ administrator such information as is necessary for the conduct of its duties.
The Board also noted that the Manager provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and the Subadvisers and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted that, for example, the Manager and Subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs are continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board members concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Advisory Contracts.
(2) The investment performance of the Funds, the Manager and the Subadvisers . In connection with every quarterly Board meeting, as well as the summer and fall 2024 contract review process, the Board receives extensive information on the performance results of each of the Funds. This includes performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. The performance information considered includes information on absolute total return, performance versus the appropriate benchmark(s), and performance versus peer groups as reported by Lipper. For example, in connection with the Board meetings held June 4 and 11, 2024, and
September 24, 2024, the Manager reported that for the one-year period ended December 31, 2023, six Funds were in the top 40%, four were in the middle 20%, and five were in the bottom 40% of their respective Lipper peer groups. For the three-year period ended December 31, 2023, eight Funds were in the top 40%, three were in the middle 20% and four were in the bottom 40% of their respective Lipper peer groups. For the five-year period ended December 31, 2023, six Funds were in the top 40%, two were in the middle 20%, and seven were in the bottom 40% of their respective Lipper peer groups. For Funds which are index funds, the Board each quarter also receives information on the extent, if any, to which such Funds deviate from their particular benchmark index (referred to as “index attribution”).
Two Funds, the AZL Enhanced Bond Index Fund and the AZL Government Money Market Fund, were in the bottom 40% for all of the one-, three- and five-year periods. The
Board had previously met with the portfolio managers of the AZL Government Money Market Fund in June 2023 to receive and review enhanced reporting on each Fund’s current investment strategy, process and outlook. As a result of these discussions and other discussions with representatives of the Manager, the Board considered the reasons for the underperformance of these Funds, including the headwinds faced by their long-term investment strategies. The Board understood that such underperformance was not a reflection of the nature, extent or quality of services being provided by the respective Subadvisers. The Board also considered the impact of recoupment of previously waived fees and of low short-term interest rates on the performance of the AZL Government Money Market Fund during the periods measured.
The Board considered that the AZL Russell Value 1000 Index Fund, which was in the bottom 40% of its Lipper peer group for the three- and five-year periods, had shown improved relative performance in more recent periods.

At the Board meeting held September 24, 2024, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2024.
Thus, at the Board meeting held September 24, 2024, the Board determined that the overall investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Funds. The Manager supplied information to the Board pertaining to the level of investment advisory fees to which the Funds are subject. The Manager has agreed to temporarily limit Fund expenses at certain levels, and information is provided to the Board setting forth “contractual” advisory fees and “actual” fees after taking expense limits and any temporary fee waivers into account.
The Board noted that the subadvisory fees are paid by the Manager to each Subadviser and are not additional fees borne by the Funds. Based upon the information provided, the
“actual” advisory fees payable by the Funds overall are generally comparable to the average level of fees paid by the Funds’ peer groups. For the 14 Funds reviewed by the Board in the summer and fall of 2024, 13 Funds paid “actual” advisory fees in a percentage amount within the 65th percentile or lower for each Fund’s applicable category. (A lower percentile reflects lower fund fees and is better for fund shareholders.) The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.
Based upon the information provided, the management fee ranking in 2023 for the 14 Funds was as follows: (1) 13 of the Funds had management fee rankings at or below the 65th percentile (with 9 Funds at or below the 50th percentile); and (2) for the AZL MSCI Global Equity Index Fund, it was determined that there was poor peer group comparability due to there being only one other fund in the category. The Board noted that it had previously considered and approved a temporary reduction in the AZL MSCI Global Equity Index Fund’s management fee, which is in effect through at least April 30, 2026. In addition, the Board also considered that the AZL Enhanced Bond Index Fund ranked at the 63rd percentile in the bond index category, but that the Fund’s enhanced bond strategy lacks direct peers.
The Manager has also supplied information to the Board pertaining to total Fund expenses (which include advisory fees, the 25 basis point 12b-1 fee paid by the Funds, and other
Fund expenses). As noted above, the Manager has agreed to limit Fund expenses at certain levels.
The Manager has committed to providing the Funds with a high quality of service and working to reduce Fund expenses over time.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2021 through 2023. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
The Manager, on behalf of the Board, endeavored to obtain information on the profitability of each Subadviser in connection with its relationship with the Fund or Funds which it subadvised. The Manager was unable to obtain consistent profitability information from some of the Subadvisers that would allow the Board to determine the profits derived from the
Subadviser’s relationship to the Fund or Funds, rather than its overall level of profitability. In considering profitability information, the Board considered the possible effect of any fall-
out benefits to the Subadvisers and their affiliates. The Board considered the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization.
The Manager assured the Board that the Subadvisory Agreements with the Subadvisers, none of which are affiliated with the Manager, were negotiated on an “arm’s length” basis, which should not result in excessive profits for the Subadvisers.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Board noted that the advisory fee schedules for the Funds (other than AZL FIAM Multi-Strategy Fund, AZL FIAM Total Bond Fund, and AZL MSCI Global Equity Index Fund) do not contain breakpoints that reduce the fee rate on assets above specified levels, although certain Subadvisory Agreements have such “breakpoints.” The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found that there was no uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June
30, 2024, were approximately $14.2 billion, including assets of affiliated investing funds, and that no single Fund had assets in excess of approximately $3.0 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Advisory Contracts or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Advisory Contracts, the
Board concluded that the advisory fees were reasonable, and that the continuation of the Advisory Contracts was in the best interest of the Funds.

ANNRPT1224 02/25
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

(b)           The Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Renumeration paid to Directors/Trustees, Officers, and others, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of the Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

                Not applicable.

Item 19. Exhibits.

(a)(1)      The Code of Ethics is attached hereto.

(a)(2)      Not applicable.

(a)(3)      The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b)           The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Allianz Variable Insurance Products Trust

By (Signature and Title)   /s/ Brian Muench
                                                Brian Muench, Principal Executive Officer

Date  February 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Brian Muench
                                                Brian Muench, Principal Executive Officer

Date February 20, 2025

By (Signature and Title) /s/ Monique Labbe
                                                Monique Labbe, Principal Financial Officer

Date February 20, 2025